      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 1998

                                                              FILE NOS. 33-19338
                                                                       811-05426
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.
                                                                          / /

                        POST-EFFECTIVE AMENDMENT NO. 53

                                                                          /X/
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 54

                                                                          /X/

                            ------------------------


                           AIM INVESTMENT FUNDS, INC.
                    (FORMERLY, G.T. INVESTMENT FUNDS, INC.)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                       50 CALIFORNIA STREET, 27TH FLOOR,
                            SAN FRANCISCO, CA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------


  MICHAEL A. SILVER, ESQ.       SAMUEL D. SIRKO, ESQ.           ARTHUR J. BROWN, ESQ.
    INVESCO (NY), INC.          A I M ADVISORS, INC.           R. DARRELL MOUNTS, ESQ.
   50 CALIFORNIA STREET,         11 GREENWAY PLAZA,           KIRKPATRICK & LOCKHART LLP
        27TH FLOOR                    SUITE 100            1800 MASSACHUSETTS AVENUE, N.W.,
  SAN FRANCISCO, CA 94111    HOUSTON, TEXAS 77046 (713)               2ND FLOOR
(NAME AND ADDRESS OF AGENT            626-1919                  WASHINGTON, D.C. 20036
       FOR SERVICE)                                                 (202) 778-9000


                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.


    /X/  ON JUNE 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485.



    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 OR SUCH
        OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.


    / /  ON                      PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

    / /  ON                      PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

    IF APPROPRIATE, CHECK THE FOLLOWING BOX:


    /X/ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.



    CERTAIN SERIES OF THE AIM INVESTMENT FUNDS, INC. ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 53 INCLUDES MANUALLY EXECUTED SIGNATURE PAGES FOR TWO MASTER TRUSTS, GLOBAL INVESTMENT PORTFOLIO AND GLOBAL HIGH INCOME PORTFOLIO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           AIM INVESTMENT FUNDS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT



THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF AIM INVESTMENT FUNDS, INC. CONTAINS THE FOLLOWING DOCUMENTS:



Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A        --      Prospectus
                      -- AIM Global Theme Funds
                      -- AIM Global Income Funds
                      -- AIM Global Growth & Income Fund
                      -- AIM Latin American Growth Fund & AIM Emerging Markets Fund
                      -- AIM Developing Markets Fund
              --      Prospectus -- Advisor Class
                      -- AIM Global Theme Funds
                      -- AIM Global Income Funds
                      -- AIM Global Growth & Income Fund
                      -- AIM Latin American Growth Fund & AIM Emerging Markets Fund
                      -- AIM Developing Markets Fund
Part B        --      Statement of Additional Information
                      -- AIM Global Theme Funds
                      -- AIM Global Income Funds
                      -- AIM Global Growth & Income Fund
                      -- AIM Latin American Growth Fund
                      -- AIM Emerging Markets Fund
                      -- AIM Developing Markets Fund
              --      Statement of Additional Information -- Advisor Class
                      -- AIM Global Theme Funds
                      -- AIM Global Income Funds
                      -- AIM Global Growth & Income Fund
                      -- AIM Latin American Growth Fund
                      -- AIM Emerging Markets Fund
                      -- AIM Developing Markets Fund
Part C        --      Other Information
Signature Pages
                      -- AIM Investment Funds, Inc.
                      -- Global Investment Portfolio (a Delaware business trust)
                      -- Global Investment Portfolio (a New York common law trust)
                      -- Global High Income Portfolio (a Delaware business trust)
                      -- Global High Income Portfolio (a New York common law trust)
Exhibits

                           AIM INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                       PROSPECTUS -- CLASS A AND CLASS B

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objectives and Policies; Risk Factors; Management;
                                   Other Information
5.  Management of the
    Fund.........................  Management
5A. Management's Discussion of
    Fund Performance.............  See Annual Report
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                   Value; Management
8.  Redemption or
    Repurchase...................  How to Redeem Shares; Calculation of Net Asset Value
9.  Pending Legal
    Proceedings..................  Not applicable


                                     PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objectives and Policies; Risk Factors; Management;
                                   Other Information
5.  Management of the Fund.......  Management
5A. Management's Discussion of
    Fund Performance.............  See Annual Report
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                   Value; Management
8.  Redemption or Repurchase.....  How to Redeem Shares; Calculation of Net Asset Value
9.  Pending Legal Proceedings....  Not applicable

                           AIM INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT



           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B



ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objectives and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Registrant...................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                           AIM INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objectives and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Registrant...................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                             AIM GLOBAL THEME FUNDS

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


        AIM GLOBAL FINANCIAL SERVICES FUND             AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
          AIM GLOBAL INFRASTRUCTURE FUND                         AIM GLOBAL HEALTH CARE FUND
             AIM GLOBAL RESOURCES FUND                       AIM GLOBAL TELECOMMUNICATIONS FUND



AIM GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.



AIM GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



AIM GLOBAL RESOURCES FUND ("RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Resources Portfolio ("Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.



AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.



AIM GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.



AIM GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolios are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION, NOR  HAS THE  SECURITIES AND  EXCHANGE  COMMISSION
   PASSED  ON  THE ACCURACY  OR  ADEQUACY OF  THIS  PROSPECTUS.         ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             AIM GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         19
Risk Factors..............................................................................         27
How to Invest.............................................................................         32
How to Make Exchanges.....................................................................         40
How to Redeem Shares......................................................................         42
Shareholder Account Manual................................................................         44
Calculation of Net Asset Value............................................................         45
Dividends, Other Distributions and Federal Income Taxation................................         46
Management................................................................................         48
Other Information.........................................................................         52


                               Prospectus Page 2

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds and the Portfolios:  Each  Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"). Each Portfolio is a
                               diversified  series  of  Global   Investment  Portfolio.  The  Portfolios,   Health  Care  Fund   and
                               Telecommunications Fund are referred to herein as the "Theme Portfolios."

Investment Objectives:         The  Financial Services Fund, Infrastructure Fund, Resources  Fund and Consumer Products and Services
                               Fund seek long-term capital growth.  The Health Care Fund  seeks long-term capital appreciation.  The
                               Telecommunications Fund seeks long-term growth of capital.

Principal Investments:         The Financial Services Fund invests all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.

                               The  Infrastructure Fund invests all of its investable assets in the Infrastructure Portfolio, which, in turn,  invests primarily  in equity  securities of  companies throughout  the world  that  design, develop or provide products and services significant to a country's infrastructure.

                               The  Resources Fund invests all of its investable  assets in the Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

                               The Consumer Products and Services Fund invests all of its investable assets in the Consumer Products and Services  Portfolio,  which,  in  turn,  invests primarily  in  equity  securities  of  companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The  Health Care Fund invests primarily in equity  securities of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of companies throughout the  world engaged in the development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There  is no assurance that any Fund or  Portfolio will achieve its investment objective. Each Fund's net asset  value  will  fluctuate,  reflecting  fluctuations  in the  market  value  of  its  or  its corresponding  Portfolio's portfolio  holdings. Each  Theme Portfolio's  policy of  concentrating its investments in companies in its particular industries may cause a Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

                               Each Theme Portfolio  may invest  in foreign securities.  Investments in  foreign securities  involve risks  relating  to  political and  economic  developments  abroad and  the  differences  between the regulations to which  U.S. and foreign  issuers are  subject. Individual foreign  economies also  may
                               differ    favorably    or    unfavorably    from   the    U.S.    economy.    Changes    in   foreign


                               Prospectus Page 3

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               currency exchange rates will affect a Fund's net asset value, earnings and gains and losses  realized on  sales of securities.  Securities of foreign  companies may be  less liquid and  their prices more volatile than those of securities of comparable U.S. companies.

                               Each Theme Portfolio  may engage in  certain foreign  currency, options and  futures transactions  to attempt  to hedge  against the  overall level  of investment  and currency  risk associated  with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               The Financial Services Portfolio, Health Care Fund and Telecommunications Fund may each invest up  to
                               5%,  and  the  Infrastructure  Portfolio,  Resources Portfolio  and  Consumer  Products  and Services
                               Portfolio may each invest up to 20%, of  its total assets in below investment grade debt  securities.
                               Investments of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or  administrative services to institutional, corporate  and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent  investment management group that  has a significant presence  in the  institutional and  retail segment  of the  investment management  industry in  North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its  affiliates, currently  advises approximately 90  investment company portfolios.  AIM advises the  Funds and other investment company portfolios which are sub-advised by  the Sub-adviser ("AIM/GT Funds"). On May  29,
                               1998,  AMVESCAP PLC acquired  the Asset Management  Division of Liechtenstein  Global Trust AG, which included the Sub-adviser and certain other affiliates.  AIM also serves as the investment adviser  to other  mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the  "AIM
                               Funds").

Alternative Purchase Plan:     Investors  may select Class A or  Class B shares, each subject  to different expenses and a different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."


  Class A Shares:              Offered at net  asset value plus  any applicable sales  charge (maximum is  4.75% of public  offering price)  and subject to  12b-1 service and  distribution fees at  the annualized rate  of 0.50% of the average daily net assets of Class A shares.


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Offered at net asset value with no initial  sales charge (a maximum contingent deferred sales  charge of  5% of net asset value at  the time of purchase or sale,  whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and  distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares.

Shares Available Through:      Class  A and Class B  shares are available through broker/dealers,  banks and other financial service entities ("Financial Institutions") that  have entered into agreements  with the Funds'  distributor,
                               A  I M Distributors, Inc. ("AIM Distributors"). Shares also may be acquired by sending an application directly to GT Global Investor Services, Inc.  (the "Transfer Agent") or through exchanges of  shares as described below. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares  may  be  exchanged  for shares  of  other  AIM/GT  Funds. See  "How  to  Make  Exchanges" and
                               "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed  through Financial Institutions that  sell shares of the  Funds or the  Funds'
                               Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends  are paid  annually from net  investment income  and realized net  short-term capital gain;
  Distributions:               other distributions are  paid annually  from net  capital gain and  net gains  from foreign  currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other AIM/GT Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain  other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                                  Dollar Cost Averaging Program
                               Quantity Discounts                                Automatic Investment Plan
                               Right of Accumulation                             Systematic Withdrawal Plan
                               Reinstatement Privilege                           Portfolio Rebalancing Program

  Class B Shares:              Systematic Withdrawal Plan                        Automatic Investment Plan
                               Portfolio Rebalancing Program                     Dollar Cost Averaging Program


                               Prospectus Page 5

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables(1):


                                                                                               AIM GLOBAL
                                                       AIM GLOBAL          AIM GLOBAL           FINANCIAL
                                                       HEALTH CARE        TELECOMMUNI-          SERVICES
                                                          FUND            CATIONS FUND            FUND
                                                    -----------------   -----------------   -----------------
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
   (as a % of offering price).....................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders...................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net
   asset value at time of purchase or sale,
   whichever is less).............................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges..............................    None      None      None      None      None      None
  Exchange fees...................................    None      None      None      None      None      None
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...   0.97%     0.97%     0.94%     0.94%     0.98%     0.98%
  12b-1 distribution and service fees.............   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements and
   waivers).......................................   0.33%     0.33%     0.40%     0.40%     0.52%     0.52%
                                                    -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses...................   1.80%     2.30%     1.84%     2.34%     2.00%     2.50%
                                                    -------   -------   -------   -------   -------   -------
                                                    -------   -------   -------   -------   -------   -------



                                                                                              AIM GLOBAL
                                                      AIM GLOBAL                           CONSUMER PRODUCTS
                                                    INFRASTRUCTURE        AIM GLOBAL              AND
                                                         FUND           RESOURCES FUND       SERVICES FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
   (as a % of offering price)....................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders..................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net
   asset value at time of purchase or sale,
   whichever is less)............................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges.............................    None      None      None      None      None      None
  Exchange fees:.................................    None      None      None      None      None      None
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration
   fees..........................................   0.98%     0.98%     0.98%     0.98%     0.98%     0.98%
  12b-1 distribution and service fees............   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements and
   waivers)......................................   0.52%     0.52%     0.52%     0.52%     0.51%     0.51%
                                                   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..................   2.00%     2.50%     2.00%     2.50%     1.99%     2.49%
                                                   -------   -------   -------   -------   -------   -------
                                                   -------   -------   -------   -------   -------   -------


                               Prospectus Page 6

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                           AIM GLOBAL                     AIM GLOBAL
                                                          HEALTH CARE                 TELECOMMUNICATIONS
                                                              FUND                           FUND
                                                  ----------------------------   ----------------------------
                                                  ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                  YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                                  ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)..............................  $65    $102    $141    $250    $65    $103    $143    $255
Class B Shares:
  Assuming a complete redemption at end of
   period (5)...................................  $75    $105    $147    $266    $75    $106    $149    $270
  Assuming no redemption........................  $24    $ 73    $124    $266    $24    $ 74    $126    $270

                                                           AIM GLOBAL
                                                       FINANCIAL SERVICES
                                                              FUND
                                                  ----------------------------
                                                  ONE    THREE   FIVE     TEN
                                                  YEAR   YEARS   YEARS   YEARS
                                                  ----   -----   -----   -----
Class A Shares (4)..............................  $67    $108    $151    $270
Class B Shares:
  Assuming a complete redemption at end of
   period (5)...................................  $77    $111    $157    $322
  Assuming no redemption........................  $26    $ 79    $135    $322


                                                           AIM GLOBAL                     AIM GLOBAL
                                                         INFRASTRUCTURE                   RESOURCES
                                                              FUND                           FUND
                                                  ----------------------------   ----------------------------
                                                  ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                  YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                                  ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)..............................  $67    $108    $151    $270    $67    $108    $151    $270
Class B Shares:
  Assuming a complete redemption at end of
   period (5)...................................  $77    $111    $157    $294    $77    $111    $157    $299
  Assuming no redemption........................  $26    $ 79    $135    $294    $26    $ 79    $135    $299

                                                           AIM GLOBAL
                                                       CONSUMER PRODUCTS
                                                       AND SERVICES FUND
                                                  ----------------------------
                                                  ONE    THREE   FIVE     TEN
                                                  YEAR   YEARS   YEARS   YEARS
                                                  ----   -----   -----   -----
Class A Shares (4)..............................  $67    $107    $150    $269
Class B Shares:
  Assuming a complete redemption at end of
   period (5)...................................  $77    $111    $157    $285
  Assuming no redemption........................  $26    $ 78    $134    $285

------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Funds' fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B shares, respectively. Without reimbursements and waivers, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.88% and 2.36%, respectively, for Class A shares and 0.88% and 2.86%, respectively, for Class B shares of the Financial Services Fund; 0.60% and 2.08%, respectively, for Class A shares and 0.60% and 2.58%, respectively, for Class B shares of the Infrastructure Fund; and 0.65% and 2.13%, respectively, for Class A shares and 0.65% and 2.63%, respectively, for Class B shares of the Resources Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Funds also offer Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."
     The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes deduction of the applicable contingent deferred sales charge.
(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.


                               Prospectus Page 7

                             AIM GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.



                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)


                                                                                  CLASS A+
                                                    --------------------------------------------------------------------
                                                                            YEAR ENDED OCT. 31,
                                                    --------------------------------------------------------------------
                                                     1997*     1996*      1995     1994*     1993*      1992      1991
                                                    --------  --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  23.60  $  21.84  $  19.60  $  17.86  $  17.44  $  19.29  $  12.83
                                                    --------  --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income (loss)....................     (0.25)    (0.17)    (0.15)    (0.22)    (0.15)    (0.18)     0.03
  Net realized and unrealized gain (loss) on
   investments....................................      6.48      4.79      3.73      2.02      0.57     (1.53)     6.78
                                                    --------  --------  --------  --------  --------  --------  --------
    Net increase (decrease) from investment
     operations...................................      6.23      4.62      3.58      1.80      0.42     (1.71)     6.81
                                                    --------  --------  --------  --------  --------  --------  --------
Distributions:
  From net investment income......................        --        --        --        --        --        --     (0.07)
  From net realized gain on investments...........     (1.85)    (2.86)    (1.34)       --        --     (0.14)    (0.28)
  In excess of net realized gain on investments...        --        --        --     (0.06)       --        --        --
                                                    --------  --------  --------  --------  --------  --------  --------
    Total distributions...........................     (1.85)    (2.86)    (1.34)    (0.06)       --     (0.14)    (0.35)
                                                    --------  --------  --------  --------  --------  --------  --------
Net asset value, end of period....................  $  27.98  $  23.60  $  21.84  $  19.60  $  17.86  $  17.44  $  19.29
                                                    --------  --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------  --------
Total investment return (c).......................    28.36%    23.14%    19.79%    10.11%      2.4%    (8.9)%     54.2%
                                                    --------  --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $472,083  $467,861  $426,380  $438,940  $461,113  $655,867  $552,897
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................   (1.00)%   (0.71)%   (0.72)%   (1.23)%   (0.90)%   (0.97)%     0.19%
  Without expense reductions......................   (1.03)%   (0.75)%   (0.78)%       N/A       N/A       N/A       N/A
Ratio of expenses to average net assets:
  With expense reduction..........................     1.77%     1.80%     1.85%     1.98%     2.00%     2.05%     2.01%
  Without expense reduction.......................     1.80%     1.84%     1.91%       N/A       N/A       N/A       N/A
Portfolio turnover rate +++.......................      149%      157%       99%       64%       61%       30%       23%
Average commission rate per share paid on
 portfolio transactions +++.......................  $ 0.0490  $ 0.0548       N/A       N/A       N/A       N/A       N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 8

                             AIM GLOBAL THEME FUNDS


                          AIM GLOBAL HEALTH CARE FUND
                                  (CONTINUED)

                                                             CLASS A+                          CLASS B++
                                                    ---------------------------   ------------------------------------
                                                      YEAR      AUG. 7, 1989
                                                     ENDED      (COMMENCEMENT             YEAR ENDED OCT. 31,
                                                    OCT. 31,  OF OPERATIONS) TO   ------------------------------------
                                                      1990      OCT. 31, 1989      1997*     1996*     1995*    1994*
                                                    --------  -----------------   --------  --------  -------  -------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  11.83       $ 11.43        $  23.15  $  21.56  $ 19.46  $ 17.80
                                                    --------      --------        --------  --------  -------  -------
Income from investment operations:
  Net investment income (loss)....................      0.06          0.01           (0.37)    (0.27)   (0.25)   (0.32)
  Net realized and unrealized gain (loss) on
   investments....................................      0.97          0.39            6.34      4.72     3.69     2.02
                                                    --------      --------        --------  --------  -------  -------
    Net increase (decrease) from investment
     operations...................................      1.03          0.40            5.97      4.45     3.44     1.70
                                                    --------      --------        --------  --------  -------  -------
Distributions:
  From net investment income......................     (0.03)           --              --        --                --
  From net realized gain on investments...........        --            --           (1.85)    (2.86)   (1.34)      --
  In excess of net realized gain on investments...        --            --              --        --       --    (0.04)
                                                    --------      --------        --------  --------  -------  -------
    Total distributions...........................     (0.03)           --           (1.85)    (2.86)   (1.34)   (0.04)
                                                    --------      --------        --------  --------  -------  -------
Net asset value, end of period....................  $  12.83       $ 11.83        $  27.27  $  23.15  $ 21.56  $ 19.46
                                                    --------      --------        --------  --------  -------  -------
                                                    --------      --------        --------  --------  -------  -------
Total investment return (c).......................      8.7%          3.5%(a)       27.75%    22.59%   19.17%    9.55%
                                                    --------      --------        --------  --------  -------  -------
                                                    --------      --------        --------  --------  -------  -------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $145,544       $49,903        $147,440  $107,622  $70,740  $39,100
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     0.66%          3.2%(b)      (1.50)%   (1.21)%  (1.22)%  (1.73)%
  Without expense reductions......................       N/A           N/A         (1.53)%   (1.25)%  (1.28)%      N/A
Ratio of expenses to average net assets:
  With expense reduction..........................     2.39%          2.5%(b)        2.27%     2.30%    2.35%    2.48%
  Without expense reduction.......................       N/A           N/A           2.30%     2.34%    2.41%      N/A
Portfolio turnover rate +++.......................       34%          183%(b)         149%      157%      99%      64%
Average commission rate per share paid on
 portfolio transactions +++.......................       N/A           N/A        $ 0.0490  $ 0.0548      N/A      N/A


                                                    APRIL 1, 1993
                                                          TO
                                                    OCT. 31, 1993*
                                                    --------------
Per Share Operating Performance:
Net asset value, beginning of period..............     $  15.59
                                                    --------------
Income from investment operations:
  Net investment income (loss)....................        (0.14)
  Net realized and unrealized gain (loss) on
   investments....................................         2.35
                                                    --------------
    Net increase (decrease) from investment
     operations...................................         2.21
                                                    --------------
Distributions:
  From net investment income......................           --
  From net realized gain on investments...........           --
  In excess of net realized gain on investments...           --
                                                    --------------
    Total distributions...........................           --
                                                    --------------
Net asset value, end of period....................     $  17.80
                                                    --------------
                                                    --------------
Total investment return (c).......................        14.2%(a)
                                                    --------------
                                                    --------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............     $  8,604
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................       (1.4)%(b)
  Without expense reductions......................          N/A
Ratio of expenses to average net assets:
  With expense reduction..........................         2.5%(b)
  Without expense reduction.......................          N/A
Portfolio turnover rate +++.......................          61%
Average commission rate per share paid on
 portfolio transactions +++.......................          N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                                               AVERAGE MONTHLY
                                                                                          AVERAGE MONTHLY         NUMBER OF
                                                                        AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES
                                                                        OUTSTANDING AT      OUTSTANDING          OUTSTANDING
YEAR ENDED                                                              END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------------------------------------------------------------------  --------------   -----------------   -------------------
October 31, 1997......................................................       --              $323,288            24,106,677


                                                                        AVERAGE AMOUNT
                                                                         OF DEBT PER
                                                                         SHARE DURING
YEAR ENDED                                                                THE PERIOD
----------------------------------------------------------------------  --------------
October 31, 1997......................................................     $0.0134

                               Prospectus Page 9

                             AIM GLOBAL THEME FUNDS


                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND)

                                                                            CLASS A
                                                              -----------------------------------
                                                              YEAR ENDED OCT.     DEC. 30, 1994
                                                                    31,           (COMMENCEMENT
                                                              ----------------  OF OPERATIONS) TO
                                                               1997*    1996*    OCT. 31, 1995*
                                                              -------  -------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period........................  $ 20.98  $ 14.59      $   11.43
                                                              -------  -------  -----------------
Income from investment operations:
  Net investment income (loss)..............................    (0.15)   (0.22)          0.02**
  Net realized and unrealized gain on investments...........     2.27     7.13           3.14
                                                              -------  -------  -----------------
    Net increase from investment operations.................     2.12     6.91           3.16
                                                              -------  -------  -----------------
Distributions:
  From net realized gain on investments.....................    (0.91)   (0.52)            --
                                                              -------  -------  -----------------
    Total distributions.....................................    (0.91)   (0.52)            --
                                                              -------  -------  -----------------
Net asset value, end of period..............................  $ 22.19  $ 20.98      $   14.59
                                                              -------  -------  -----------------
                                                              -------  -------  -----------------
Total investment return (c).................................   10.55%   48.82%         27.65%(b)
                                                              -------  -------  -----------------
                                                              -------  -------  -----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $62,637  $76,900      $   4,082
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement by the
   Sub-adviser..............................................  (0.72)%  (1.14)%          0.20%(a)
  Without expense reductions and reimbursement by the
   Sub-adviser..............................................  (0.87)%  (1.24)%       (11.11)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the
   Sub-adviser..............................................    1.84%    2.24%          2.32%(a)
  Without expense reductions and reimbursement by the
   Sub-adviser..............................................    1.99%    2.34%         13.63%(a)
Portfolio turnover rate +...................................     392%     169%           240%(a)
Average commission rate per share paid on portfolio
 transactions +.............................................  $0.0319  $0.0545            N/A

                                                                            CLASS B
                                                              -----------------------------------

                                                              YEAR ENDED OCT.     DEC. 30, 1994
                                                                    31,           (COMMENCEMENT
                                                              ----------------  OF OPERATIONS) TO
                                                               1997     1996*    OCT. 31, 1995*
                                                              -------  -------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period........................  $ 20.79  $ 14.53      $  11.43
                                                              -------  -------  -----------------
Income from investment operations:
  Net investment income (loss)..............................    (0.24)   (0.31)        (0.04)**
  Net realized and unrealized gain on investments...........     2.22     7.09          3.14
                                                              -------  -------  -----------------
    Net increase from investment operations.................     1.98     6.78          3.10
                                                              -------  -------  -----------------
Distributions:
  From net realized gain on investments.....................    (0.91)   (0.52)           --
                                                              -------  -------  -----------------
    Total distributions.....................................    (0.91)   (0.52)           --
                                                              -------  -------  -----------------
Net asset value, end of period..............................  $ 21.86  $ 20.79      $  14.53
                                                              -------  -------  -----------------
                                                              -------  -------  -----------------
Total investment return (c).................................    9.95%   48.11%        27.12%(b)
                                                              -------  -------  -----------------
                                                              -------  -------  -----------------
Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $93,978  $87,904      $  2,959
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement by the
   Sub-adviser..............................................  (1.22)%  (1.64)%       (0.30)%(a)
  Without expense reductions and reimbursement by the
   Sub-adviser..............................................  (1.37)%  (1.74)%      (11.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the
   Sub-adviser..............................................    2.34%    2.74%         2.82%(a)
  Without expense reductions and reimbursement by the
   Sub-adviser..............................................    2.49%    2.84%        14.13%(a)
Portfolio turnover rate +...................................     392%     169%          240%(a)
Average commission rate per share paid on portfolio
 transactions +.............................................  $0.0319  $0.0545           N/A

------------------
  + Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.

  * These selected per share data were calculated based upon average shares outstanding during the period.

 ** Before reimbursement by the Sub-adviser, net investment income per share would have been reduced by $1.12 and $1.04 for Class A and Class B, respectively.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --             $ 103,293           8,302,173          $  0.0124

                               Prospectus Page 10

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)


                                                                                     CLASS A+
                                                    --------------------------------------------------------------------------
                                                                                                                JAN. 27, 1992
                                                                                                                (COMMENCEMENT
                                                                       YEAR ENDED OCT. 31,                      OF OPERATIONS)
                                                    ----------------------------------------------------------        TO
                                                     1997(c)     1996(c)       1995      1994(c)       1993     OCT. 31, 1992
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.69  $    16.42  $    17.80  $    16.92  $    11.16     $  11.43
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)....................       (0.17)      (0.13)      (0.09)      (0.01)       0.08         0.14*
  Net realized and unrealized gain (loss) on
   investments....................................        2.93        1.22       (0.43)       1.17        5.83        (0.41)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from investment
     operations...................................        2.76        1.09       (0.52)       1.16        5.91        (0.27)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Distributions:
  From net investment income......................          --          --          --       (0.01)      (0.15)          --
  From net realized gain on investments...........       (1.41)      (0.82)      (0.86)      (0.27)         --           --
                                                    ----------  ----------  ----------  ----------  ----------  --------------
    Total distributions...........................       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)          --
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period....................  $    18.04  $    16.69  $    16.42  $    17.80  $    16.92     $  11.16
                                                    ----------  ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Total investment return (d).......................      17.70%       7.00%     (2.88)%       7.02%       53.6%       (2.4)%(a)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  ----------  --------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  910,801  $1,204,428  $1,353,722  $1,644,402  $1,223,340     $442,862
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     (1.01)%     (0.84)%     (0.49)%     (0.02)%        0.8%         2.1%*(b)
  Without expense reductions......................     (1.06)%     (0.89)%     (0.55)%         N/A         N/A          N/A
Ratio of expenses to average net assets:
  With expense reductions.........................       1.79%       1.74%       1.77%        1.8%        2.0%         2.3%*(b)
  Without expense reductions......................       1.84%       1.79%       1.83%         N/A         N/A          N/A
Portfolio turnover rate +++.......................         35%         37%         62%         57%         41%           4%(b)
Average commission rate per share paid on
 portfolio
 transactions +++.................................  $   0.0085  $   0.0165         N/A         N/A         N/A          N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 11

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)


                                                                             CLASS B++
                                                    -----------------------------------------------------------
                                                                                                     APRIL 1,
                                                                                                       1993
                                                                 YEAR ENDED OCT. 31,                    TO
                                                    ----------------------------------------------   OCT. 31,
                                                     1997(c)     1996(c)       1995      1994(c)       1993
                                                    ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.37  $    16.20  $    17.66  $    16.87   $  12.68
                                                    ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)....................       (0.25)      (0.23)      (0.17)      (0.10)      0.01
  Net realized and unrealized gain (loss) on
   investments....................................        2.87        1.22       (0.43)       1.17       4.18
                                                    ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from investment
     operations...................................        2.62        0.99       (0.60)       1.07       4.19
                                                    ----------  ----------  ----------  ----------  -----------
Distributions:
  From net investment income......................          --          --          --       (0.01)        --
  From net realized gain on investments...........       (1.41)      (0.82)      (0.86)      (0.27)        --
                                                    ----------  ----------  ----------  ----------  -----------
    Total distributions...........................       (1.41)      (0.82)      (0.86)      (0.28)        --
                                                    ----------  ----------  ----------  ----------  -----------
Net asset value, end of period....................  $    17.58  $    16.37  $    16.20  $    17.66   $  16.87
                                                    ----------  ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  ----------  -----------
Total investment return (d).......................      17.15%       6.46%     (3.37)%       6.50%      33.0%(a)
                                                    ----------  ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  ----------  -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  805,535  $1,007,654  $1,111,520  $1,184,081   $455,335
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     (1.51)%     (1.34)%     (0.99)%     (0.52)%       0.3%(b)
  Without expense reductions......................     (1.56)%     (1.39)%     (1.05)%         N/A        N/A
Ratio of expenses to average net assets:
  With expense reductions.........................       2.29%       2.24%       2.27%        2.3%       2.5%(b)
  Without expense reductions......................       2.34%       2.29%       2.33%         N/A        N/A
Portfolio turnover rate +++.......................         35%         37%         62%         57%        41%
Average commission rate per share paid on
 portfolio transactions +++.......................  $   0.0085  $   0.0165         N/A         N/A        N/A

------------------
++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --            $ 8,225,969         113,614,232         $  0.0724

                               Prospectus Page 12

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL FINANCIAL SERVICES FUND
                  (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND)


                                                     CLASS A
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------    TO OCT. 31,
                                 1997(d)    1996(d)    1995(d)         1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.20   $  11.92   $  11.62   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................       0.04       0.05       0.17         0.02
  Net realized and unrealized
   gain (loss) on
   investments................       3.97       2.36       0.13         0.17
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       4.01       2.41       0.30         0.19
                                 --------   --------   --------   --------------
Distributions:
  From net investment
   income.....................         --      (0.12)        --           --
  From net realized gain on
   investments................      (0.99)     (0.01)        --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.99)     (0.13)        --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  17.22   $  14.20   $  11.92   $    11.62
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...     29.91%     20.21%      2.58%        1.66%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 29,639   $  7,302   $  5,687   $    3,175
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................      0.23%      0.41%      1.46%        0.66%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................      0.16%    (0.66)%    (5.34)%      (7.26)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................      2.29%      2.32%      2.34%        2.40%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................      2.36%      3.39%      9.14%       10.32%(a)
Portfolio turnover rate ++....        91%       103%       170%          53%(a)
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0014   $ 0.0080        N/A          N/A

------------------
 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 13

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL FINANCIAL SERVICES FUND
                                  (CONTINUED)


                                                     CLASS B
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------    TO OCT. 31,
                                 1997(d)    1996(d)    1995(d)         1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.06   $  11.83   $  11.60   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.04)     (0.01)      0.11           --
  Net realized and unrealized
   gain (loss) on
   investments................       3.94       2.34       0.12         0.17
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       3.90       2.33       0.23         0.17
                                 --------   --------   --------   --------------
Distributions:
  From net investment
   income.....................         --      (0.09)        --           --
  From net realized gain on
   investments................      (0.99)     (0.01)        --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.99)     (0.10)        --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  16.97   $  14.06   $  11.83   $    11.60
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...     29.13%     19.81%      1.98%        1.49%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 47,585   $  9,886   $  4,548   $    2,235
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................    (0.27)%    (0.09)%      0.96%        0.16%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................    (0.34)%    (1.16)%    (5.84)%      (7.76)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................      2.79%      2.82%      2.84%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................      2.86%      3.89%      9.64%       10.82%(a)
Portfolio turnover rate ++....        91%       103%       170%          53%(a)
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0014   $ 0.0080        N/A          N/A

------------------
 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 14

                             AIM GLOBAL THEME FUNDS


                         AIM GLOBAL INFRASTRUCTURE FUND
                    (FORMERLY GT GLOBAL INFRASTRUCTURE FUND)


                                                     CLASS A
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------         TO
                                 1997(d)    1996(d)      1995     OCT. 31, 1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.42   $  12.11   $  12.47   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.01)     (0.03)     (0.03)        0.01
  Net realized and unrealized
   gain (loss) on
   investments................       1.32       2.34      (0.33)        1.03
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       1.31       2.31      (0.36)        1.04
                                 --------   --------   --------   --------------
Distributions:
  From net realized gain on
   investments................      (0.72)        --         --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.72)        --         --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  15.01   $  14.42   $  12.11   $    12.47
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...      9.38%     19.08%    (2.89)%        9.10%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 38,281   $ 38,397   $ 36,241   $   23,615
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................    (0.09)%    (0.19)%    (0.32)%        0.41%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................    (0.17)%    (0.30)%    (0.58)%      (0.47)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................      2.00%      2.14%      2.36%        2.40%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................      2.08%      2.25%      2.62%        3.28%(a)
Portfolio turnover rate ++....        41%        41%        45%          18%
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0046   $ 0.0109        N/A          N/A

------------------
 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the year ended Oct. 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Infrastructure Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 15

                             AIM GLOBAL THEME FUNDS


                         AIM GLOBAL INFRASTRUCTURE FUND
                                  (CONTINUED)


                                                     CLASS B
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------         TO
                                 1997(d)    1996(d)      1995     OCT. 31, 1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.24   $  12.03   $  12.45   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.09)     (0.09)     (0.09)       (0.01)
  Net realized and unrealized
   gain (loss) on
   investments................       1.32       2.30      (0.33)        1.03
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       1.23       2.21      (0.42)        1.02
                                 --------   --------   --------   --------------
Distributions:
  From net realized gain on
   investments................      (0.72)        --         --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.72)        --         --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  14.75   $  14.24   $  12.03   $    12.45
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...      8.83%     18.37%    (3.37)%        8.92%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 57,199   $ 53,678   $ 50,181   $   30,954
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................    (0.59)%    (0.69)%    (0.82)%      (0.09)%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................    (0.67)%    (0.80)%    (1.08)%      (0.97)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Sub-adviser................      2.50%      2.64%      2.86%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Sub-adviser................      2.58%      2.75%      3.12%        3.78%(a)
Portfolio turnover rate ++....        41%        41%        45%          18%
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0046   $ 0.0109        N/A          N/A

------------------
 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the year ended Oct. 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Infrastructure Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 16

                             AIM GLOBAL THEME FUNDS


                           AIM GLOBAL RESOURCES FUND
                  (FORMERLY GT GLOBAL NATURAL RESOURCES FUND)


                                                                CLASS A
                                          ----------------------------------------------------
                                                                                     MAY 31,
                                                                                       1994
                                                                                    (COMMENCEMENT
                                                                                        OF
                                                                                    OPERATIONS)
                                                    YEAR ENDED OCT. 31,             TO
                                          ---------------------------------------    OCT. 31,
                                            1997(d)       1996(d)        1995          1994
                                          -----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    17.43    $    11.44    $    12.41    $  11.43
                                          -----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss) +........        (0.25)        (0.24)         0.04        0.06
  Net realized and unrealized gain
   (loss) on investments................         4.08          6.28         (0.98)       0.92
                                          -----------   -----------   -----------   ----------
    Net increase (decrease) from
     investment operations..............         3.83          6.04         (0.94)       0.98
                                          -----------   -----------   -----------   ----------
Distributions:
  From net investment income............           --         (0.04)        (0.03)         --
  From net realized gain on
   investments..........................        (0.61)        (0.01)           --          --
                                          -----------   -----------   -----------   ----------
    Total distributions.................        (0.61)        (0.05)        (0.03)         --
                                          -----------   -----------   -----------   ----------
Net asset value, end of period..........   $    20.65    $    17.43    $    11.44    $  12.41
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------
Total investment return (c).............       22.64%        53.04%       (7.58)%       8.57%(b)
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   69,975    $   48,729    $   12,598    $ 14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...      (1.41)%       (1.55)%         0.41%       2.63%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...      (1.51)%       (1.65)%       (0.69)%       0.65%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...        2.03%         2.20%         2.37%       2.40%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...        2.13%         2.30%         3.47%       4.38%(a)
Portfolio turnover rate ++..............         321%           94%           87%        137%
Average commission rate per share paid
 on portfolio transactions ++...........   $   0.0112    $   0.0243           N/A         N/A

------------------

 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Resources Portfolio.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 17

                             AIM GLOBAL THEME FUNDS


                           AIM GLOBAL RESOURCES FUND
                                  (CONTINUED)


                                                                CLASS B
                                          ----------------------------------------------------
                                                                                     MAY 31,
                                                                                       1994
                                                                                    (COMMENCEMENT
                                                                                        OF
                                                                                    OPERATIONS)
                                                    YEAR ENDED OCT. 31,             TO
                                          ---------------------------------------    OCT. 31,
                                            1997(d)       1996(d)        1995          1994
                                          -----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    17.29    $    11.36    $    12.38    $  11.43
                                          -----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss) +........        (0.33)        (0.31)        (0.02)       0.03
  Net realized and unrealized gain
   (loss) on investments................         4.02          6.25         (0.98)       0.92
                                          -----------   -----------   -----------   ----------
    Net increase (decrease) from
     investment operations..............         3.69          5.94         (1.00)       0.95
                                          -----------   -----------   -----------   ----------
Distributions:
  From net investment income............           --            --         (0.02)         --
  From net realized gain on
   investments..........................        (0.61)        (0.01)           --          --
                                          -----------   -----------   -----------   ----------
    Total distributions.................        (0.61)        (0.01)        (0.02)         --
                                          -----------   -----------   -----------   ----------
Net asset value, end of period..........   $    20.37    $    17.29    $    11.36    $  12.38
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------
Total investment return (c).............       21.99%        52.39%         (8.05)%     8.31%(b)
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   86,812    $   57,749    $   13,978    $ 13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...      (1.91)%       (2.05)%       (0.09)%       2.13%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...      (2.01)%       (2.15)%       (1.19)%       0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...        2.53%         2.70%         2.87%       2.90%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...        2.63%         2.80%         3.97%       4.88%(a)
Portfolio turnover rate ++..............         321%           94%           87%        137%
Average commission rate per share paid
 on portfolio transactions ++...........   $   0.0112    $   0.0243           N/A         N/A

------------------

 + Before reimbursement by the Sub-adviser, the net investment income per share for Class A and Class B of the Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Resources Portfolio.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................    $ 4,670,000        $ 999,474           7,868,612          $  0.1270

                               Prospectus Page 18

                             AIM GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
The Financial Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Sub-adviser believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Sub-adviser's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Sub-adviser expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND
The Infrastructure Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular

                               Prospectus Page 19

                             AIM GLOBAL THEME FUNDS
radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Sub-adviser's judgment, constitute services significant to the development of a country's infrastructure.

The Sub-adviser believes that a country's infrastructure is one key to the long-term success of that country's economy. The Sub-adviser believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Sub-adviser believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, the Sub-adviser expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Sub-adviser's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

The Sub-adviser believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


RESOURCES FUND


The Resources Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Resources Portfolio's investment objective is identical to that of the Resources Fund.



At least 65% of the Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the natural resource industries.



GLOBAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Sub-adviser's opinion are significant to the ownership and development of natural resources and other basic commodities.


The Sub-adviser believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Sub-adviser believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Sub-adviser also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Sub-adviser believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

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CONSUMER PRODUCTS AND SERVICES FUND
The Consumer Products and Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in such industries.

GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Sub-adviser believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

The Sub-adviser also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Sub-adviser's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-adviser, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental

                               Prospectus Page 21

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and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

The Sub-adviser believes that the global health care industries offer attractive long-term supply/ demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Sub-adviser believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Sub-adviser's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Sub-adviser believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-adviser, stand to benefit from developments in the telecommunications industries.

GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Sub-adviser will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Sub-adviser believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result

                               Prospectus Page 22

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from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Sub-adviser believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Sub-adviser uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-adviser seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.


The Sub-adviser allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.


In analyzing specific companies for possible investment, the Sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.


In assessing companies for the Resources Portfolio, the Sub-adviser will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the Investment Objectives and Policies section of the Statement of Additional Information.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of

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foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that a Theme Portfolio invests in an Affiliated Fund.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, the Theme Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward

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currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Theme Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Sub-adviser intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securties resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions.

The Theme Portfolios are authorized to engage in Short Sales, although they currently have no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

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                             AIM GLOBAL THEME FUNDS


OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.



In addition to selling an interest therein to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio may each sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.



The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Theme Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.

FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential

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anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO.
Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.


RESOURCES FUND AND RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.


In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

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                             AIM GLOBAL THEME FUNDS

HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.


LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-adviser. Such investments involve a high degree of risk. However, no Theme Portfolio will invest in debt securities that are in default as to payment of principal and interest.


                               Prospectus Page 29

                             AIM GLOBAL THEME FUNDS

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-adviser believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special

                               Prospectus Page 30

                             AIM GLOBAL THEME FUNDS
Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

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                             AIM GLOBAL THEME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Shares of a Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How To Make Exchanges -- Limitations on Purchase Orders and Exchanges."
WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUNDS. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN $250,000 FOR CLASS B SHARES.

PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.

Investors also may purchase shares of the Funds by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

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                             AIM GLOBAL THEME FUNDS

CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and normally has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG provided such accounts were invested in Advisor Class shares of any of the AIM/ GT Funds on June 1, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM New Dimension Fund.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:


                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $50,000.........           4.75%            4.99%           4.00%
$50,000 but less
  than $100,000...           4.00             4.17            3.25
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           2.50             2.56            2.00
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60


PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.


Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. To receive a reduction in the initial sales charge, at the time of


                               Prospectus Page 33

                             AIM GLOBAL THEME FUNDS

purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. Purchases of Class B shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges for Class A shares.


The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;


/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension Account ("SARSEP"), a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or
/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").


SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds


                               Prospectus Page 34

                             AIM GLOBAL THEME FUNDS

since that time; and (l) former or current Class A shareholders of The AIM Family of Funds, but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a concurrent redemption of Class A shares of The AIM Family of Funds (on which a sales charge was paid) invested in Class A shares of the Funds.



In addition, shares of any AIM/GT Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM/GT Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM/GT Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the AIM/GT Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of that Fund and/or one or more of the other AIM/GT Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of a Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash
Fund) plus (c) the price of all shares of AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE


                               Prospectus Page 35

                             AIM GLOBAL THEME FUNDS

FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund and the Class A shares of other AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of AIM/GT Fund Class A shares (other than shares of AIM Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s). To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification.


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.


For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any AIM/GT Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of


                               Prospectus Page 36

                             AIM GLOBAL THEME FUNDS
$1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                              CONTINGENT DEFERRED SALES
                                CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE     AMOUNT SUBJECT TO CHARGE
---------------------------  ---------------------------
First......................              5%
Second.....................              4%
Third......................              3%
Fourth.....................              3%
Fifth......................              2%
Sixth......................              1%
Seventh and Following......             None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.

CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the

                               Prospectus Page 37

                             AIM GLOBAL THEME FUNDS

death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus, and (5) effected by AIM of its investment in Class B shares.


Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:


(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM/GT Fund;


(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;


(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more AIM Funds;


(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Funds. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.



DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the AIM Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the AIM Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic


                               Prospectus Page 38

                             AIM GLOBAL THEME FUNDS

monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their Financial Institution or AIM Distributors for more information.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM/GT Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The AIM/GT Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM/ GT Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Adviser or AIM Distributors for more information.


                               Prospectus Page 39

                             AIM GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of a Fund may be exchanged for shares of the same class of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


EXCHANGES WITH THE AIM FAMILY OF FUNDS. Currently no exchanges are permitted between the Funds and funds of The AIM Family of Funds. However, it is anticipated that such exchanges will be offered prior to October 1, 1998. In addition, as of the date of this Prospectus, Class A shares of the Funds may be redeemed and the proceeds invested without imposition of a front-end sales charge in Class A shares of funds of The AIM Family of Funds upon receipt of the redemption proceeds by the transfer agent of The AIM Family of Funds.


                               Prospectus Page 40

                             AIM GLOBAL THEME FUNDS


The AIM Family of Funds includes the following funds:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND



An investor interested in making a net asset value purchase of The Aim Family of Funds should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling net asset value purchases.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 41

                             AIM GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions who sell shares of the Funds may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual.

                               Prospectus Page 42

                             AIM GLOBAL THEME FUNDS
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 43

                             AIM GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 44

                             AIM GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that Fund.


The different service and distribution fees borne by each class of shares of each Fund will result in different net asset values. The net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential among the classes.


                               Prospectus Page 45

                             AIM GLOBAL THEME FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. In the case of each of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, its net investment income, realized net capital gains and net gains from foreign currency transactions consist of its proportionate share of such income and gains of its corresponding Portfolio. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/ GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In the case of each of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, its investment company taxable income and net capital gain consists of its proportionate share of its corresponding Portfolio's net investment income, net gains from certain foreign currency transactions and net short-term capital gain and net capital gain, respectively. Each Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested

                               Prospectus Page 46

                             AIM GLOBAL THEME FUNDS
in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other mutual fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 47

                             AIM GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively. The Company's Board of Directors and Portfolio's Board of Trustees have approved all significant agreements between the Company and the Portfolios on the one side and persons or companies furnishing services to the Funds and the Theme Portfolios on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of each Theme Portfolio are delegated to the officers of the Company and the Portfolios, subject always to the objective and policies of the applicable Theme Portfolio and to the general supervision of the Company's Board of Directors and the Portfolio's Board of Trustees. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors and the Portfolios' Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Theme Portfolios' investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.


For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays AIM a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund.


For administration services, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. AIM has appointed the Sub-adviser as each Fund's sub-administrator. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-adviser. The Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio each pays AIM a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. Out of its aggregate fees payable by a Fund and its corresponding Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund and its corresponding Portfolio. The investment management and administration fees paid by the Funds and the Portfolios are higher than those paid by most mutual funds.



Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as each Theme Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to each Theme Portfolio pursuant to a master investment advisory agreement, dated as of May 29, 1998


                               Prospectus Page 48

                             AIM GLOBAL THEME FUNDS

(the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO
(NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to each Theme Portfolio pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Theme Portfolios, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
A. James Ellman           Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1995. Analyst for the
 San Francisco             1995                      Sub-adviser from 1994 to 1995.
                                            GLOBAL INFRASTRUCTURE PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Brian T. Nelson           Portfolio Manager since   Portfolio Manager for the Sub-adviser since September 1997. Senior
 San Francisco             1997                      Equity Research Analyst for the Sub-adviser from October 1996 to
                                                     September 1997. Employed by Chancellor Capital Management, Inc., a
                                                     predecessor of the Sub-adviser, from 1995 to October 1996. Equity
                                                     Research Analyst And Co-Portfolio Manager for Franklin Resources,
                                                     Inc. (San Mateo, CA) from 1988 to 1995.
                                               GLOBAL RESOURCES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1994. Analyst for the
 San Francisco             Portfolio inception in    Sub-adviser from 1992 to 1994.
                           1994
                                    GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   See description above.
 San Francisco             Portfolio inception in
                           1994


                               Prospectus Page 49

                             AIM GLOBAL THEME FUNDS

                                                GLOBAL HEALTH CARE FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Yellen            Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1996. Research analyst
 San Francisco             1996                      for the Sub-adviser from 1994 to 1996. Securities analyst and
                                                     Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA)
                                                     from 1991 to 1994.
                                             GLOBAL TELECOMMUNICATIONS FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Mahoney           Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1993. Investment Analyst
 San Francisco             1993                      for the Sub-adviser from 1991 to 1993.


                            ------------------------


In placing orders for the Theme Portfolios' securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Funds (the "Distribution Agreements"), dated May 29, 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Funds directly and through Financial Institutions with whom AIM Distributors has entered into agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Advisor Class shares of the Funds. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. In addition, with respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.


In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.


In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall


                               Prospectus Page 50

                             AIM GLOBAL THEME FUNDS

not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable fund's shares or the amount that any particular fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.


The Company has adopted a Master Distribution Plan applicable to Class A shares of the Funds (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Funds. Under the Class A Plan, each Fund pays compensation to AIM Distributors at an annual rate of 0.50% of the average daily net assets of Class A shares of each Fund.


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of each Fund.


The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of the Funds and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Of the aggregate amount payable under the Plans, payments to Financial Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such Financial Institutions are characterized as a service fee, and payments to Financial Institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain Financial Institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making such payments. For additional information concerning the operation of the Plans see "Distribution Services Relating to the Funds" in the Management section of the Statement of Additional Information.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 51

                             AIM GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund and of the Company's other Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is


                               Prospectus Page 52

                             AIM GLOBAL THEME FUNDS

anticipated that the reorganization would occur prior to October 1, 1998. If the Company is reorganized as a Delaware business trust, it is anticipated that Class B shares of each Fund will convert to Class A shares approximately eight years following the initial date the Class B shares were issued.



ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a Delaware business trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.



Under Delaware law, the Financial Services Fund, Resources Fund, Infrastructure Fund, Consumer Products and Services Fund and other entities investing in the Portfolios enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in a Portfolio may be held liable for the Portfolio's obligations. However, the Investment Portfolios's Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolios and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolios' obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolios themselves would be unable to meet their obligations and where the other party was held not to be bound by the disclaimer.



Whenever the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the

                               Prospectus Page 53

                             AIM GLOBAL THEME FUNDS
effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of the assets of the Theme Portfolios.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 54

                             AIM GLOBAL THEME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, AIM GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, AIM GLOBAL RESOURCES FUND, GLOBAL RESOURCES PORTFOLIO, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       GTH-PRO-1

                            AIM GLOBAL INCOME FUNDS

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.



AIM STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.



AIM GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.


There can be no assurance that any Fund or the Portfolio will achieve its investment objectives. The investment experience of the High Income Fund will correspond directly with the investment experience of the Portfolio.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolio are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."

THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS, AND THE PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS, IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                            AIM GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         13
Risk Factors..............................................................................         22
How to Invest.............................................................................         28
How to Make Exchanges.....................................................................         36
How to Redeem Shares......................................................................         38
Shareholder Account Manual................................................................         41
Calculation of Net Asset Value............................................................         42
Dividends, Other Distributions and Federal Income Taxation................................         43
Management................................................................................         45
Other Information.........................................................................         50
Appendix A -- Description of Debt Ratings.................................................         53


                               Prospectus Page 2

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds and the Portfolio:   Each Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"). The Portfolio is
                               a non-diversified, open-end management investment company.

Investment Objectives:         The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal. The Strategic Income Fund and the High Income Fund
                               primarily seek high current income and secondarily seek capital appreciation.

Principal Investments:         The Government Income Fund invests primarily in high quality U.S. and foreign government debt obligations.

                               The Strategic Income Fund allocates its assets among debt securities of issuers in: (1) the United
                               States; (2) developed foreign countries; and (3) emerging markets, and selects particular securities in each sector based on their relative investment merit.

                               The High Income Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.

Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their investment objectives. Each
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's portfolio holdings. The value of debt securities held by the Government
                               Income Fund, Strategic Income Fund and Portfolio generally fluctuates inversely with interest rate movements.

                               The Government Income Fund, Strategic Income Fund and Portfolio will invest in foreign securities.
                               Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject.
                               Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect a Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The
                               Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets and the Strategic Income Fund may invest in such securities. Such investments entail greater risks than investing in securities of issuers in developed markets.

                               The Government Income Fund, Strategic Income Fund and Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


                               Prospectus Page 3

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The Strategic Income Fund may invest up to 50% of its total assets, and the Portfolio may invest up to 100% of its total assets, in debt securities rated below investment grade or, if not rated, determined by the Sub-adviser to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately 90 investment company portfolios. AIM advises the Funds and other investment company portfolios which are sub-advised by the Sub-adviser ("AIM/GT Funds"). On May 29,
                               1998, AMVESCAP PLC acquired the Asset Management Division of Liechtenstein Global Trust AG, which included the Sub-adviser and certain other affiliates. AIM also serves as the investment adviser to other mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds").

Alternative Purchase Plan:     Investors may select Class A or Class B shares, each subject to different expenses and a different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."

  Class A Shares:              Offered at net asset value plus any applicable sales charge (maximum is 4.75% of public offering price) and subject to 12b-1 service and distribution fees at the annualized rate of 0.35% of the average daily net assets of Class A shares.

  Class B Shares:              Offered at net asset value with no initial sales charge (a maximum contingent deferred sales charge of 5% of net asset value at the time of purchase or sale, whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


Shares Available Through:      Class A and Class B shares are available through broker/dealers, banks and other financial service entities ("Financial Institutions") that have entered into agreements with the Funds' distributor,
                               A I M Distributors, Inc. ("AIM Distributors"). Shares also may be acquired by sending an application directly to GT Global Investor Services, Inc. (the "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares may be exchanged for shares of other AIM/GT Funds. See "How to Make Exchanges" and
                               "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through Financial Institutions that sell shares of the Funds or the Funds'
                               Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends are paid monthly from net investment income; other distributions are paid annually from net
  Distributions:               short term capital gain, net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other AIM/GT Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                                  Reinstatement Privilege
                               Quantity Discounts                                Systematic Withdrawal Plan
                               Right of Accumulation                             Automatic Investment Plan
                               Portfolio Rebalancing Program                     Dollar Cost Averaging Program

  Class B Shares:              Systematic Withdrawal Plan                        Automatic Investment Plan
                               Portfolio Rebalancing Program                     Dollar Cost Averaging Program


                               Prospectus Page 5

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables (1):

                                                                  GOVERNMENT     STRATEGIC INCOME    HIGH INCOME
                                                                 INCOME FUND           FUND              FUND
                                                               ----------------  ----------------  ----------------
                                                               CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                                               -------  -------  -------  -------  -------  -------
SHAREHOLDER TRANSACTION COSTS (2):
Maximum sales charge on purchases of shares (as a % of
 offering price).............................................   4.75%     None    4.75%     None    4.75%     None
Sales charges on reinvested distributions to shareholders....    None     None     None     None     None     None
Maximum deferred sales charge (as a % of net asset value at
 time of purchase or sale, whichever is less)................    None    5.00%     None    5.00%     None    5.00%
Redemption charges...........................................    None     None     None     None     None     None
Exchange fees................................................    None     None     None     None     None     None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
Investment management and administration fees................   0.73%    0.73%    0.73%    0.73%    0.90%    0.90%
12b-1 distribution and service fees..........................   0.35%    1.00%    0.35%    1.00%    0.35%    1.00%
Other expenses...............................................   0.43%    0.43%    0.36%    0.36%    0.33%    0.33%
                                                               -------  -------  -------  -------  -------  -------
  Total Fund Operating Expenses..............................   1.51%    2.16%    1.44%    2.09%    1.58%    2.23%
                                                               -------  -------  -------  -------  -------  -------
                                                               -------  -------  -------  -------  -------  -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Government Income Fund
  Class A Shares (4).....................................................................  $62     $93    $126    $220
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $74     $101   $140    $251
    Assuming no redemption...............................................................  $22     $68    $117    $251
Strategic Income Fund
  Class A Shares (4).....................................................................  $62     $91    $123    $213
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $73     $99    $136    $244
    Assuming no redemption...............................................................  $21     $66    $113    $244
High Income Fund
  Class A Shares (4).....................................................................  $63     $95    $130    $227
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $74     $103   $144    $259
    Assuming no redemption...............................................................  $23     $70    $121    $259


--------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Funds' fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Funds also offer Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest." The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.


(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' or the Portfolio's projected or actual performance.


                               Prospectus Page 6

                            AIM GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. For the period March 29, 1988 (commencement of operations) to October 22, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1997 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                             GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)


                                                                        CLASS A+
                                ----------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCT. 31,
                                ----------------------------------------------------------------------------------------
                                  1997      1996    1995(c)   1994(c)     1993(c)       1992        1991         1990
                                --------  --------  --------  --------    --------    --------    --------    ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   8.74  $   8.81  $   8.63  $  11.07    $   9.83    $  10.29    $  10.46    $    10.45
                                --------  --------  --------  --------    --------    --------    --------    ----------
Income from investment
 operations:
  Net investment income.......      0.52      0.57      0.62      0.65        0.74        0.92        0.99          1.18
  Net realized and unrealized
   gain (loss) on
   investments................     (0.13)     0.03      0.15     (1.52)       1.34       (0.31)      (0.07)        (0.02)
                                --------  --------  --------  --------    --------    --------    --------    ----------
    Net increase (decrease)
     resulting from investment
     operations...............      0.39      0.60      0.77     (0.87)       2.08        0.61        0.92          1.16
                                --------  --------  --------  --------    --------    --------    --------    ----------
Distributions:
  From net investment
   income.....................     (0.31)    (0.57)    (0.59)    (0.65)      (0.74)      (0.83)      (1.00)        (1.15)
  From net realized gain on
   investments................        --     (0.10)       --     (0.27)         --       (0.13)      (0.09)           --
  In excess of net investment
   income.....................     (0.20)       --        --        --          --          --          --            --
  In excess of net realized
   gain on investments........        --        --        --     (0.55)         --          --          --            --
  Return of capital...........        --        --        --     (0.10)         --          --          --            --
  From sources other than net
   investment income..........        --        --        --        --       (0.10)      (0.11)         --            --
                                --------  --------  --------  --------    --------    --------    --------    ----------
    Total distributions.......     (0.51)    (0.67)    (0.59)    (1.57)      (0.84)      (1.07)      (1.09)        (1.15)
                                --------  --------  --------  --------    --------    --------    --------    ----------
Net asset value, end of
 period.......................  $   8.62  $   8.74  $   8.81  $   8.63    $  11.07    $   9.83    $  10.29    $    10.46
                                --------  --------  --------  --------    --------    --------    --------    ----------
                                --------  --------  --------  --------    --------    --------    --------    ----------
Total investment return (d)...     4.78%     7.11%     9.22%   (8.87)%       21.9%        6.3%        9.4%         11.9%
                                --------  --------  --------  --------    --------    --------    --------    ----------
                                --------  --------  --------  --------    --------    --------    --------    ----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $154,272  $240,945  $385,404  $502,094    $708,301    $623,387    $399,200    $  259,726
Ratio of net investment income
 to average net assets........     6.04%     6.52%     6.98%     6.87%        7.1%        9.0%        9.5%         11.4%
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.34%     1.34%     1.35%     1.33%        1.4%        1.6%        1.6%          1.8%
  Without expense
   reductions.................     1.51%     1.39%     1.38%       N/A         N/A         N/A         N/A           N/A
Portfolio turnover rate +++...      241%      268%      385%      625%        495%        351%        326%          334%

------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-adviser.

(a) Not annualized.
(b) Annualized.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 7

                            AIM GLOBAL INCOME FUNDS

                             GOVERNMENT INCOME FUND
                                  (CONTINUED)

                                               CLASS A+
                                      --------------------------                               CLASS B++
                                                 MARCH 29, 1988        ----------------------------------------------------------
                                        YEAR       (COMMENCE-                                                            OCT. 22,
                                       ENDED        MENT OF                          YEAR ENDED OCT. 31,                 1992 TO
                                      OCT. 31,   OPERATIONS) TO        ------------------------------------------------  OCT. 31,
                                        1989     OCT. 31, 1988         1997(c)     1996    1995(c)   1994(c)   1993(c)     1992
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of
 period.............................  $  10.86         $  11.43        $   8.74  $   8.80  $   8.64  $  11.07  $   9.83  $   9.87
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income.............      1.15             0.49*           0.46      0.51      0.55      0.59      0.67      0.02
  Net realized and unrealized gain
   (loss) on investments............     (0.35)           (0.44)          (0.12)     0.04      0.14     (1.52)     1.34     (0.06)
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
    Net increase (decrease)
     resulting from investment
     operations.....................      0.80             0.05            0.34      0.55      0.69     (0.93)     2.01     (0.04)
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Distributions:
  From net investment income........     (1.20)           (0.49)          (0.28)    (0.51)    (0.53)    (0.59)    (0.67)       --
  From net realized gain on
   investments......................        --            (0.12)             --     (0.10)       --     (0.27)       --        --
  In excess of net investment
   income...........................        --               --           (0.18)       --        --        --        --        --
  In excess of net realized gain on
   investments......................        --               --              --        --        --     (0.54)       --        --
  Return of capital.................        --               --              --        --        --     (0.10)       --        --
  From sources other than net
   investment income................     (0.01)           (0.01)             --        --        --        --     (0.10)       --
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
    Total distributions.............     (1.21)           (0.62)          (0.46)    (0.61)    (0.53)    (1.50)    (0.77)       --
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Net asset value, end of period......  $  10.45         $  10.86        $   8.62  $   8.74  $   8.80  $   8.64  $  11.07  $   9.83
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Total investment return (d).........      7.2%             1.1%(a)        4.00%     6.54%     8.22%   (9.39)%     21.1%    (0.4)%(a)
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
                                      --------  ----------------       --------  --------  --------  --------  --------  --------
Ratios and supplemental data:
Net assets, end of period (in
 000's).............................  $122,526         $ 57,063        $127,722  $166,577  $235,481  $262,405  $182,972  $  2,624
Ratio of net investment income to
 average net assets.................     10.7%            7.41%(b)*       5.39%     5.87%     6.33%     6.22%      6.5%      8.0%(b)
Ratio of expenses to average net
 assets:
  With expense reductions...........      1.7%            1.80%(b)*       1.99%     1.99%     2.00%     1.98%      2.0%      1.9%(b)
  Without expense reductions........       N/A              N/A           2.16%     2.04%     2.03%       N/A       N/A       N/A
Portfolio turnover rate +++.........      413%             291%(b)         241%      268%      385%      625%      495%      351%

------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-adviser.

(a) Not annualized.

(b) Annualized.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                    AVERAGE MONTHLY        AVERAGE MONTHLY        AVERAGE AMOUNT
                                 AMOUNT OF DEBT     AMOUNT OF DEBT      NUMBER OF REGISTRANT'S      OF DEBT PER
                                 OUTSTANDING AT       OUTSTANDING         SHARES OUTSTANDING       SHARE DURING
YEAR ENDED                       END OF PERIOD     DURING THE PERIOD      DURING THE PERIOD         THE PERIOD
------------------------------  ----------------  -------------------  ------------------------  -----------------
October 31, 1997..............    $  4,451,000       $   1,616,315              38,476,908           $  0.0420

                               Prospectus Page 8

                            AIM GLOBAL INCOME FUNDS


                             STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)


                                                                       CLASS A+
                                --------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCT. 31,
                                --------------------------------------------------------------------------------------
                                  1997      1996    1995(c)     1994      1993(c)      1992       1991         1990
                                --------  --------  --------  --------    --------    -------    -------    ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  11.76  $  10.32  $  10.88  $  13.61    $  11.25    $ 10.91    $ 11.20    $    11.17
                                --------  --------  --------  --------    --------    -------    -------    ----------
Income from investment
 operations:
  Net investment income.......      0.74      0.89      0.97      0.79        0.96       0.86       0.84*         1.04*
  Net realized and unrealized
   gain (loss) on
   investments................      0.34      1.44     (0.69)    (2.14)       2.85       0.31      (0.02)        (0.17)
                                --------  --------  --------  --------    --------    -------    -------    ----------
    Net increase (decrease)
     from investment
     operations...............      1.08      2.33      0.28     (1.35)       3.81       1.17       0.82          0.87
                                --------  --------  --------  --------    --------    -------    -------    ----------
Distributions:
  From net investment
   income.....................     (0.78)    (0.82)    (0.80)    (0.79)      (0.96)     (0.83)     (0.60)        (0.84)
  From net realized gain on
   investments................        --        --        --     (0.38)      (0.37)        --      (0.51)           --
  In excess of net investment
   income.....................     (0.06)    (0.07)       --        --          --         --         --            --
  Return of capital...........        --        --     (0.04)    (0.21)         --         --         --            --
  From sources other than net
   investment income..........        --        --        --        --       (0.12)        --         --            --
                                --------  --------  --------  --------    --------    -------    -------    ----------
    Total distributions.......     (0.84)    (0.89)    (0.84)    (1.38)      (1.45)     (0.83)     (1.11)        (0.84)
                                --------  --------  --------  --------    --------    -------    -------    ----------
Net asset value, end of
 period.......................  $  12.00  $  11.76  $  10.32  $  10.88    $  13.61    $ 11.25    $ 10.91    $    11.20
                                --------  --------  --------  --------    --------    -------    -------    ----------
                                --------  --------  --------  --------    --------    -------    -------    ----------
Total investment return (d)...     9.40%    23.00%     3.06%  (10.44)%       37.0%      11.1%       7.7%          8.3%
                                --------  --------  --------  --------    --------    -------    -------    ----------
                                --------  --------  --------  --------    --------    -------    -------    ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $138,715  $185,126  $188,165  $275,241    $287,870    $83,849    $55,967    $   44,545
Ratio of net investment income
 to average net assets........     6.18%     8.09%     9.64%     6.74%        7.2%       7.6%       7.2%*         9.6%*
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.35%     1.38%     1.42%     1.40%        1.7%       1.8%       1.9%*         1.9%*
  Without expense
   reductions.................     1.44%     1.40%     1.45%       N/A         N/A        N/A        N/A           N/A
Ratio of interest expenses to
 average net assets...........       N/A       N/A       N/A     0.10%         N/A        N/A        N/A           N/A
Portfolio turnover rate +++...      149%      177%      238%      583%        310%       418%       630%          501%

------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

N/A Not Applicable.

                               Prospectus Page 9

                            AIM GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND
                                  (CONTINUED)

                                               CLASS A+
                                      --------------------------
                                                      MARCH 29,
                                                        1988                                 CLASS B++
                                                     (COMMENCE-    --------------------------------------------------------------
                                        YEAR           MENT OF                                                         OCT. 22,
                                       ENDED         OPERATIONS)                 YEAR ENDED OCT. 31,                   1992 TO
                                      OCT. 31,       TO OCT. 31,   ------------------------------------------------    OCT. 31,
                                        1989            1988         1997      1996    1995(c)   1994(c)   1993(c)       1992
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.............................  $  11.25          $ 11.43    $  11.77  $  10.33  $  10.88  $  13.60  $  11.24       $11.36
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
Income from investment operations:
  Net investment income.............      0.82*            0.45*       0.67      0.82      0.91      0.73      0.89         0.01
  Net realized and unrealized gain
   (loss) on investments............     (0.10)           (0.24)       0.33      1.44     (0.69)    (2.14)     2.85        (0.13)
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
    Net increase (decrease) from
     investment operations..........      0.72             0.21        1.00      2.26      0.22     (1.41)     3.74        (0.12)
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
Distributions:
  From net investment income........     (0.80)           (0.39)      (0.71)    (0.75)    (0.73)    (0.72)    (0.89)          --
  From net realized gain on
   investments......................        --               --          --        --        --     (0.38)    (0.37)          --
  In excess of net investment
   income...........................        --               --       (0.05)    (0.07)       --        --        --           --
  Return of capital.................        --               --          --        --     (0.04)    (0.21)       --           --
  From sources other than net
   investment income................        --               --          --        --        --        --     (0.12)          --
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
    Total distributions.............     (0.80)           (0.39)      (0.76)    (0.82)    (0.77)    (1.31)    (1.38)          --
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
Net asset value, end of period......  $  11.17          $ 11.25    $  12.01  $  11.77  $  10.33  $  10.88  $  13.60       $11.24
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
Total investment return (d).........      6.8%             1.2%(a)    8.70%    22.15%     2.48%  (11.02)%     36.2%       (1.1)%(a)
                                      --------       -----------   --------  --------  --------  --------  --------  ------------
                                      --------       -----------   --------  --------  --------  --------  --------  ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).............................  $ 37,820          $21,830    $281,376  $338,178  $357,852  $458,550  $310,431       $  533
Ratio of net investment income to
 average net assets.................      7.7%*            7.2%*(e)    5.53%    7.44%     8.99%     6.09%      6.5%          N/A(b)
Ratio of expenses to average net
 assets:
  With expense reductions...........      1.8%*            1.7%*(e)    2.00%    2.03%     2.07%     2.05%      2.4%          N/A(b)
  Without expense reductions........       N/A              N/A       2.09%     2.05%     2.10%       N/A       N/A          N/A
Ratio of interest expenses to
 average net assets.................       N/A              N/A         N/A       N/A       N/A     0.10%       N/A          N/A
Portfolio turnover rate +++.........      385%             340%(e)     149%      177%      238%      583%      310%         418%

------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

N/A Not Applicable.

                         ------------------------------

                                                    AVERAGE MONTHLY        AVERAGE MONTHLY        AVERAGE AMOUNT
                                 AMOUNT OF DEBT     AMOUNT OF DEBT      NUMBER OF REGISTRANT'S      OF DEBT PER
                                 OUTSTANDING AT       OUTSTANDING         SHARES OUTSTANDING       SHARE DURING
YEAR ENDED                       END OF PERIOD     DURING THE PERIOD      DURING THE PERIOD         THE PERIOD
------------------------------  ----------------  -------------------  ------------------------  -----------------
October 31, 1997..............         --            $   3,575,910              39,263,038           $  0.0911

                               Prospectus Page 10

                            AIM GLOBAL INCOME FUNDS


                                HIGH INCOME FUND
                     (FORMERLY GT GLOBAL HIGH INCOME FUND)


                                                                                        CLASS A
                                                          --------------------------------------------------------------------
                                                                                                              OCT. 22, 1992
                                                                        YEAR ENDED OCT. 31,                   (COMMENCEMENT
                                                          ------------------------------------------------  OF OPERATIONS) TO
                                                          1997(c)   1996(c)     1995    1994(c)   1993(c)     OCT. 31, 1992
                                                          --------  --------  --------  --------  --------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....................  $  14.85  $  11.70  $  12.56  $  14.92  $  11.43          $11.43
                                                          --------  --------  --------  --------  --------         -------
Income from investment operations:
  Net investment income.................................      1.19      1.27      1.35      0.94      0.78              --
  Net realized and unrealized gain (loss) on
   investments..........................................      0.93      3.09     (1.09)    (1.87)     3.92              --
                                                          --------  --------  --------  --------  --------         -------
    Net increase (decrease) from investment
     operations.........................................      2.12      4.36      0.26     (0.93)     4.70              --
                                                          --------  --------  --------  --------  --------         -------
Distributions:
  From net investment income............................     (1.18)    (1.11)    (1.03)    (0.94)    (0.78)             --
  From net realized gain on investments.................     (0.23)    (0.10)    (0.03)    (0.27)       --              --
  In excess of net realized gain on investments.........        --        --        --     (0.22)       --              --
  From sources other than net investment income.........        --        --        --        --     (0.43)             --
  Return of capital.....................................        --        --     (0.06)       --        --              --
                                                          --------  --------  --------  --------  --------         -------
    Total distributions.................................     (1.41)    (1.21)    (1.12)    (1.43)    (1.21)             --
                                                          --------  --------  --------  --------  --------         -------
Net asset value, end of period..........................  $  15.56  $  14.85  $  11.70  $  12.56  $  14.92          $11.43
                                                          --------  --------  --------  --------  --------         -------
                                                          --------  --------  --------  --------  --------         -------
Total investment return (e).............................    14.46%    39.05%     2.81%   (6.45)%     43.6%             --%(b)
                                                          --------  --------  --------  --------  --------         -------
                                                          --------  --------  --------  --------  --------         -------

Ratios and supplemental data:
Net assets, end of period (in 000's)....................  $133,973  $178,318  $142,002  $167,974  $143,171          $  207
Ratio of net investment income (loss) to average net
  assets................................................     7.39%     9.52%    11.85%     7.00%      6.4%             N/A(d)
Ratio of expenses to average net assets:
With expense reductions.................................     1.53%     1.69%     1.75%     1.57%     2.20%             N/A(d)
Without expense reductions..............................     1.58%     1.69%     1.75%     1.57%     2.20%             N/A(d)
Ratio of interest expense to average net assets.........       N/A     0.04%       N/A     0.22%       N/A             N/A
Portfolio turnover rate (f).............................      214%      290%      213%      178%      195%             --%

------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.

N/A Not Applicable.

                               Prospectus Page 11

                            AIM GLOBAL INCOME FUNDS

                                HIGH INCOME FUND
                                  (CONTINUED)

                                                                                        CLASS B
                                                          --------------------------------------------------------------------
                                                                                                              OCT. 22, 1992
                                                                        YEAR ENDED OCT. 31,                   (COMMENCEMENT
                                                          ------------------------------------------------  OF OPERATIONS) TO
                                                          1997 (c)  1996 (c)    1995    1994 (c)  1993 (c)    OCT. 31, 1992
                                                          --------  --------  --------  --------  --------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....................  $  14.83  $  11.69  $  12.56  $  14.90  $  11.43          $11.43
                                                          --------  --------  --------  --------  --------         -------
Income from investment operations:
  Net investment income.................................      1.09      1.17      1.27      0.86      0.70              --
  Net realized and unrealized gain (loss) on
   investments..........................................      0.93      3.09     (1.09)    (1.85)     3.90              --
                                                          --------  --------  --------  --------  --------         -------
    Net increase (decrease) from investment
     operations.........................................      2.02      4.26      0.18     (0.99)     4.60              --
                                                          --------  --------  --------  --------  --------         -------
Distributions:
  From net investment income............................     (1.08)    (1.03)    (0.96)    (0.86)    (0.70)             --
  From net realized gain on investments.................     (0.23)    (0.09)    (0.03)    (0.27)       --              --
  In excess of net realized gain on investments.........        --        --        --     (0.22)       --              --
  From sources other than net investment income.........        --        --        --        --     (0.43)             --
  Return of capital.....................................        --        --     (0.06)       --        --              --
                                                          --------  --------  --------  --------  --------         -------
    Total distributions.................................     (1.31)    (1.12)    (1.05)    (1.35)    (1.13)             --
                                                          --------  --------  --------  --------  --------         -------
Net asset value, end of period..........................  $  15.54  $  14.83  $  11.69  $  12.56  $  14.90          $11.43
                                                          --------  --------  --------  --------  --------         -------
                                                          --------  --------  --------  --------  --------         -------
Total investment return (e).............................    13.77%    38.16%     2.07%   (6.99)%     42.6%             --%(b)
                                                          --------  --------  --------  --------  --------         -------
                                                          --------  --------  --------  --------  --------         -------

Ratios and supplemental data:
Net assets, end of period (in 000's)....................  $228,101  $251,002  $214,897  $232,423  $127,035          $   53
Ratio of net investment income (loss) to average net
 assets.................................................     6.74%     8.87%    11.20%     6.35%      5.8%             N/A(d)
Ratio of expenses to average net assets:
With expense reductions.................................     2.18%     2.34%     2.40%     2.22%      2.8%             N/A(d)
Without expense reductions..............................     2.23%     2.34%     2.40%     2.22%      2.8%             N/A(d)
Ratio of interest expense to average net assets.........       N/A     0.04%       N/A     0.22%       N/A             N/A
Portfolio turnover rate (f).............................      214%      290%       --%       --%       --%             --%

------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.

N/A Not Applicable.

                       ----------------------------------

                                                    AVERAGE MONTHLY        AVERAGE MONTHLY        AVERAGE AMOUNT
                                 AMOUNT OF DEBT     AMOUNT OF DEBT      NUMBER OF REGISTRANT'S      OF DEBT PER
                                 OUTSTANDING AT       OUTSTANDING         SHARES OUTSTANDING       SHARE DURING
YEAR ENDED                       END OF PERIOD     DURING THE PERIOD      DURING THE PERIOD         THE PERIOD
------------------------------  ----------------  -------------------  ------------------------  -----------------
October 31, 1997..............         --           $     2,526,057             28,093,475           $  0.0899
October 31, 1996..............         --                 2,431,693             30,732,727              0.0791
October 31, 1995..............         --                        --                     --                  --
October 31, 1994..............         --                14,109,589             26,707,829              0.5283

                               Prospectus Page 12

                            AIM GLOBAL INCOME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND
The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. Its secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."

The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-adviser. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.

The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-adviser to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.

The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-adviser to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-adviser to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.

STRATEGIC INCOME FUND
The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Sub-adviser to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.

The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the

                               Prospectus Page 13

                            AIM GLOBAL INCOME FUNDS
markets of developed countries or groups of developed countries. The Sub-adviser may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.

HIGH INCOME FUND
The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. It seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.

The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-adviser will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-adviser's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.

OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the High Income Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.


In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may

                               Prospectus Page 14

                            AIM GLOBAL INCOME FUNDS
experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.

Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

                                GENERAL POLICIES

ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).

The Sub-adviser allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Sub-adviser intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.

The Sub-adviser selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The Sub-adviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-adviser may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."

According to the Sub-adviser, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-adviser believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.

TEMPORARY DEFENSIVE STRATEGIES. The Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of

                               Prospectus Page 15

                            AIM GLOBAL INCOME FUNDS

their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the Investment Objectives and Policies section of the Statement of Additional Information.


EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

BRADY BONDS. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Government Income Fund, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Government Income Fund, Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Government Income Fund and the Strategic Income Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-

                               Prospectus Page 16

                            AIM GLOBAL INCOME FUNDS
backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Government Income Fund and the Strategic Income Fund will be subject to the same rating requirements that apply to its other investments. In addition, privately issued mortgage-backed and asset-backed securities purchased by Government Income Fund will be subject to the limitation of that Fund which allows no more than 35% of its total assets to be invested in securities of non-governmental issuers.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Sub-adviser to be creditworthy. When the Fund and/ or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Fund or the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to

                               Prospectus Page 17

                            AIM GLOBAL INCOME FUNDS
deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" security is in fact issued.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.

Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Sub-adviser believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Funds and the Portfolio also may enter into "dollar rolls," in which a Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund or the Portfolio would forego principal and interest paid on such

                               Prospectus Page 18

                            AIM GLOBAL INCOME FUNDS
securities. A Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from a Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities, or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

ZERO COUPON SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of, the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Sub-adviser might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The Sub-adviser might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Sub-adviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

The Sub-adviser would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds

                               Prospectus Page 19

                            AIM GLOBAL INCOME FUNDS
or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-adviser believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio's investment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Sub-adviser intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for

                               Prospectus Page 20

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example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.


OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval.


The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.

The Funds are authorized to make short sales of securities, although they have no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or the Portfolio's investment policies or restrictions.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Funds' net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.

NON-DIVERSIFIED CLASSIFICATION. Each Fund and the Portfolio is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Government Income Fund, the Strategic Income Fund and the Portfolio each will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major

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devaluations have historically occurred in certain countries.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's or the Portfolio's Board of Trustees.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease

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during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Government Income Fund or the Strategic Income Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-adviser intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not

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cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and up to 100% of the Portfolio's total assets will be so invested. Such investments involve a high degree of risk.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's

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current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

As of October 31, 1997, the Strategic Income Fund and the Portfolio had 89.27% and 86.59%, respectively, of their total net assets in debt securities that received a rating from Moody's and 4.00% and 10.29%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had 6.73% and 3.12%, respectively, of their total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 41.23%, Aa -- 12.68%, A -- 1.31%, Baa -- 3.75%, Ba -- 24.30%,
B -- 6.00%, Caa -- 0.00%, Ca --

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0.00%, C -- 0.00%. Included under the unrated category are securities held by the Strategic Income Fund which, while unrated, have been determined by the Sub-adviser to be of comparable quality to securities in the following rating categories: Ba -- 1.03%; and B -- 2.97%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa -- 7.99%, Aa -- 0.00%, A -- 0.00%, Baa -- 13.11%, Ba -- 48.56%, B -- 16.93%, Caa -- 0.00%,
Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Portfolio's total net assets which have been determined by the Sub-adviser to be of comparable quality to securities in the following rating categories: Ba -- 3.22%; and B -- 7.07%. It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio is authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest up to 15% of their net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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                                 HOW TO INVEST

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GENERAL. Shares of a Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN $250,000 FOR CLASS B SHARES.


PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in a Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.


Investors also may purchase shares of the Funds by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

                               Prospectus Page 28

                            AIM GLOBAL INCOME FUNDS

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and normally has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $50,000.........           4.75%            4.99%           4.00%
$50,000 but less
  than $100,000...           4.00             4.17            3.25
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           2.50             2.56            2.00
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60

PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.


Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. To receive a reduction in the initial sales charge, at the time of


                               Prospectus Page 29

                            AIM GLOBAL INCOME FUNDS

purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. Purchases of Class B shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges for Class A shares.


The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;


/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension Account ("SARSEP"), a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").


SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and
(k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Health Care Fund in October 1989, and who have


                               Prospectus Page 30

                            AIM GLOBAL INCOME FUNDS

continuously held shares in the AIM/GT Funds since that time, and (l) former or current Class A shareholders of The AIM Family of Funds, but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a concurrent redemption of Class A shares of The AIM Family of Funds (on which a sales charge was paid) invested in Class A shares of the AIM/GT Funds.



In addition, shares of any AIM/GT Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM/GT Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM/GT Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the AIM/GT Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other AIM/GT Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) plus (c) the price of all shares of AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the


                               Prospectus Page 31

                            AIM GLOBAL INCOME FUNDS

Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM/ GT FUNDS (OTHER THAN AIM DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Funds and the Class A shares of other AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of AIM/GT Fund Class A shares (other than shares of AIM Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s). To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification.



If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more, can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any AIM/GT Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of


                               Prospectus Page 32

                            AIM GLOBAL INCOME FUNDS
record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions--Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                             CONTINGENT DEFERRED SALES
                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE    AMOUNT SUBJECT TO CHARGE
---------------------------  -------------------------
First......................             5%
Second.....................             4%
Third......................             3%
Fourth.....................             3%
Fifth......................             2%
Sixth......................             1%
Seventh and Following......            None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.

CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors

                               Prospectus Page 33

                            AIM GLOBAL INCOME FUNDS

is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus and (5) effected by AIM of its investment in Class B shares.


Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:


(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM/GT Fund;


(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;


(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more AIM Funds;


(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


                             PROGRAMS APPLICABLE TO
                       CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.



DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the AIM Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the AIM Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors


                               Prospectus Page 34

                            AIM GLOBAL INCOME FUNDS

should contact their Financial Institution or AIM Distributors for more information.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/GT Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM/GT Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The AIM/GT Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM/ GT Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.


                               Prospectus Page 35

                            AIM GLOBAL INCOME FUNDS


                             HOW TO MAKE EXCHANGES


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Shares of a Fund may be exchanged for shares of the same class of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL NATURAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM WORLDWIDE GROWTH FUND



An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



EXCHANGES WITH THE AIM FAMILY OF FUNDS. Currently no exchanges are permitted between the Funds and funds of The AIM Family of Funds. However, it is anticipated that such exchanges will be offered prior to October 1, 1998. In addition, as of the date of this prospectus, Class A shares of a Fund may be redeemed and the proceeds invested without imposition of a front-end sales charge in Class A shares of funds of The AIM Family of Funds upon receipt of the redemption proceeds by the transfer agent of The AIM Family of Funds.


                               Prospectus Page 36

                            AIM GLOBAL INCOME FUNDS


The AIM Family of Funds includes the following funds:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND



An investor interested in making a net asset value purchase of The AIM Family of Funds should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling net asset value purchases.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 37

                            AIM GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

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Shares of each Fund may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions that sell shares of a Fund may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning a Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual.

                               Prospectus Page 38

                            AIM GLOBAL INCOME FUNDS
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.


CHECKWRITING -- GOVERNMENT INCOME FUND -- CLASS A SHARES. Class A shareholders of Government Income Fund may redeem their Government Income Fund shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Government Income Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Government Income Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned. However, such shareholders may obtain photocopies of their cancelled checks upon request. If a shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $300 also will be returned. The Government Income Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection with it.

Because the aggregate amount of Government Income Fund Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all of their Government Income Fund shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "nonsufficient funds" and checks returned because they are written for less than $300. These charges will be paid by redeeming automatically an appropriate number of Government Income Fund Class A shares.

Shareholders of Government Income Fund Class A shares who are interested in checkwriting should

                               Prospectus Page 39

                            AIM GLOBAL INCOME FUNDS
obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold Government Income Fund Class A shares in tax-deferred retirement plan accounts.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his Financial Institution or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 40

                            AIM GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions, and Federal Income Taxation" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL
Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE
An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE
Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE
Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL
Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL
Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS
Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 41

                            AIM GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund, is the value of its proportionate share of the total assets of the Portfolio) subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's or the Portfolio's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that Fund.


The different service and distribution fees borne by each class of shares of each Fund will result in different net asset values. The net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


                               Prospectus Page 42

                            AIM GLOBAL INCOME FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/ GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In the case of the High Income Fund, its investment company taxable income and net capital gain consists of its proportionate share of the Portfolio's net investment income, net gains from certain foreign currency transactions and net short-term capital gain and net capital gain. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's

                               Prospectus Page 43

                            AIM GLOBAL INCOME FUNDS
earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other mutual fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

                               Prospectus Page 44

                            AIM GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively. The Company's Board of Directors and Portfolio's Board of Trustees have approved all significant agreements between the Company and the Portfolio on the one side and persons or companies furnishing services to the Funds and the Portfolio on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of the Funds and the Portfolio are delegated to the officers of the Company and the Portfolio, subject always to the objective and policies of the applicable Fund and Portfolio and to the general supervision of the Company's Board of Directors and Portfolio's Board of Trustees. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors and the Portfolio's Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.


The Government Income Fund and the Strategic Income Fund each pays AIM investment management and administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds and the Portfolio are higher than those paid by most mutual funds. The High Income Fund pays AIM administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, based on the average daily net assets of the Portfolio at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. Out of its aggregate fees payable by the High Income Fund and the Portfolio, AIM pays the Sub-adviser sub-advisory and sub-adminstration fees equal to 40% of the aggregate fees AIM receives from the High Income Fund and the Portfolio. Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or any other agents. AIM has undertaken to limit the expenses of the Class A and Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of such Funds' Class A and Class B shares, respectively. AIM has undertaken to limit the expenses of the Class A and Class B shares of the High Income Fund (and such Fund's


                               Prospectus Page 45

                            AIM GLOBAL INCOME FUNDS
pro-rata portion of the Portfolio's expenses) to the maximum annual level of 2.25% and 2.85% of the average daily net assets of such Fund's Class A and Class B shares, respectively.


The Sub-adviser also serves as each Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Government Income Fund, Strategic Income Fund and the Portfolio pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Government Income Fund, Strategic Income Fund and the Portfolio pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds and the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 46

                            AIM GLOBAL INCOME FUNDS

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:


                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Cheng-Hock Lau            Portfolio Manager since   Chief Investment Officer for Global Fixed Income for the Sub-adviser
 New York                  1996 (Government Income   since October 1996. Senior Portfolio Manager for
                           Fund and Strategic        Global/International Fixed Income for the Sub-adviser from July
                           Income Fund); since       1995 to October 1996. Employed by Chancellor Capital Management,
                           1997 (High Income         Inc. ("Chancellor Capital"), a predecessor of the Sub-Adviser, from
                           Portfolio)                1995 to October 1996. Senior Vice President and Senior Portfolio
                                                     Sub- adviser for Fiduciary Trust Company International from 1993 to
                                                     1995. Vice President at Bankers Trust Company from 1991 to 1993.

David B. Hughes           Portfolio Manager since   Head of Global Fixed Income, North America, for the Sub- adviser
 New York                  1998 (Government Income   since January 1998. Senior Portfolio Manager for
                           Fund)                     Global/International Fixed Income for the Sub-adviser from October
                                                     1996 to December 1997. Employed by Chancellor Capital from July
                                                     1995 to October 1996. Assistant Vice President of Fiduciary Trust
                                                     Company International from 1994 to 1995. Assistant Treasurer at the
                                                     Bankers Trust Company from 1991 to 1994.

Craig Munro               Portfolio Manager since   Portfolio Manager for the Sub-adviser since August 1997. Vice
 New York                  1998 (High Income         President and Senior Analyst in the Emerging Markets Group of the
                           Portfolio)                Global Fixed Income Division of Merrill Lynch Asset Management from
                                                     1993 to August 1997.


                            ------------------------


In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Government Income Fund, Strategic Income Fund and Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Funds (the "Distribution Agreements"), dated May 29, 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Funds directly and through Financial Institutions with whom AIM Distributors has entered into agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Advisor Class shares of the Funds. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase


                               Prospectus Page 47

                            AIM GLOBAL INCOME FUNDS

price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. With respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.



In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable shares or the amount that any particular funds will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.



The Company has adopted a Master Distribution Plan applicable to Class A shares of the Funds (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Funds. Under the Class A Plan, each Fund pays compensation to AIM Distributors at an annual rate of 0.50% of the average daily net assets of Class A shares of each Fund.


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of each Fund.


The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of the Funds and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Of the aggregate amount payable under the Plans, payments to Financial Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such Financial Institutions are characterized as a service fee, and payments to Financial Institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


                               Prospectus Page 48

                            AIM GLOBAL INCOME FUNDS

The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain Financial Institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making such payments. For additional information concerning the operation of the Plans see "Distribution Services" in the Management section of the Statement of Additional Information.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks also may execute dealer agreements with AIM Distributors for the purpose of selling shares of the Funds. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 49

                            AIM GLOBAL INCOME FUNDS

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders are reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that Class. The shares of each Fund and of the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have been classified as Class A and Class B shares, respectively. Moreover, one hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur


                               Prospectus Page 50

                            AIM GLOBAL INCOME FUNDS

prior to October 1, 1998. If the Company is reorganized as a Delaware business trust, it is anticipated that Class B shares of each Fund will convert to Class A shares approximately eight years following the initial date the Class B shares were issued.



ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.



Under Delaware law, the High Income Fund and other entities that invest in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the High Income Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.
SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales

                               Prospectus Page 51

                            AIM GLOBAL INCOME FUNDS
charges into account will be higher than data including the effect of such charges.

The Funds also may refer in advertising and promotional materials to their yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for each class of shares of each Fund.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM Distributors, and maintains its offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of each Fund's and the Portfolio's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 52

                            AIM GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

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DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                               Prospectus Page 53

                            AIM GLOBAL INCOME FUNDS

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Prospectus Page 54

                            AIM GLOBAL INCOME FUNDS

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 55

                            AIM GLOBAL INCOME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A I M ADVISORS, INC., INVESCO (NY), INC., AIM INVESTMENT FUNDS, INC., AIM GLOBAL GOVERNMENT INCOME FUND, AIM STRATEGIC INCOME FUND, AIM GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       GIN-PRO-1

                        AIM GLOBAL GROWTH & INCOME FUND

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment sub-adviser, INVESCO (NY), Inc. (the "Sub-adviser"), in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by the Sub-adviser. AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


An investment in the Fund offers the following advantages:


/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other AIM/GT Funds


/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan


FOR FURTHER INFORMATION, CALL

(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------
THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION, NOR  HAS THE  SECURITIES AND  EXCHANGE  COMMISSION
   PASSED  ON  THE  ACCURACY  OR ADEQUACY  OF  THIS  PROSPECTUS.        ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        AIM GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objective and Policies.........................................................          9
How to Invest.............................................................................         13
How to Make Exchanges.....................................................................         21
How to Redeem Shares......................................................................         23
Shareholder Account Manual................................................................         25
Calculation of Net Asset Value............................................................         26
Dividends, Other Distributions and Federal Income Taxation................................         26
Management................................................................................         28
Other Information.........................................................................         32


                               Prospectus Page 2

                        AIM GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                      The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company").

Investment Objective:          The Fund seeks long-term capital appreciation together with current income.

Principal Investments:         The  Fund  invests primarily  in blue-chip  equity securities  and high  quality government  bonds of issuers located in the United States and throughout the world.

Principal Risk Factors:        There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market  value of its portfolio holdings. The value  of debt  securities held by the  Fund generally fluctuates inversely  with interest rate movements. Cer-
                               tain investment grade debt securities may possess speculative qualities.

                               The Fund may invest in foreign securities.  Investments in foreign securities involve risks  relating to  political and economic developments  abroad and the differences  between the regulations to which
                               U.S. and foreign  issuers are  subject. Individual  foreign economies  also may  differ favorably  or unfavorably  from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid  and their prices more volatile  than those of securities of  comparable
                               U.S. companies.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against  the overall  level of investment  and currency risk  associated with its  present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies."


                               Prospectus Page 3

                        AIM GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate  and individual clients around the  world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its  subsidiaries are an independent  investment management group that  has a significant presence in the institutional and  retail segment  of the  investment management  industry in  North America  and
                               Europe,  and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately  90 investment  company portfolios. AIM  advises the  Fund and  other investment  company portfolios which are sub-advised by  the Sub-adviser ("AIM/GT Funds"). On May 29,
                               1998, AMVESCAP PLC acquired  the Asset Management  Division of Liechtenstein  Global Trust AG,  which included  the Sub-adviser and certain other affiliates. AIM  also serves as the investment adviser to other mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family  of
                               Funds-Registered  Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds").

Alternative Purchase Plan:     Investors may select Class A or  Class B shares, each subject  to different expenses and a  different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."

  Class A Shares:              Offered  at net asset  value plus any  applicable sales charge  (maximum is 5.50%  of public offering price) and subject to  12b-1 service and  distribution fees at  the annualized rate  of 0.35% of  the average daily net assets of Class A shares.

  Class B Shares:              Offered  at net asset value with no initial  sales charge (a maximum contingent deferred sales charge of 5% of net asset value at  the time of purchase or sale,  whichever is less, is imposed on  certain redemptions  made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares.

Shares Available Through:      Class A and Class B  shares are available through broker/dealers,  banks and other financial  service entities  ("Financial Institutions") that  have entered into agreements  with the Fund's distributor,
                               A I M Distributors, Inc. ("AIM Distributors"). Shares also may be acquired by sending an  application directly  to GT Global Investor Services, Inc. (the  "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and "Shareholder Account Manual."



Exchange Privileges:           Shares may  be  exchanged  for  shares of  other  AIM/GT  Funds.  See "How  to  Make  Exchanges"  and
                               "Shareholder Account Manual."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                        AIM GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redemptions:                   Shares  may be redeemed  through Financial Institutions  that sell shares  of the Fund  or the Fund's
                               Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends are paid quarterly from net investment  income; other distributions are paid annually  from
  Distributions:               net  short-term capital gain, net  capital gain and net gains  from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Fund shares of the  distributing class or in shares of the corresponding class of other AIM/GT Funds without a sales charge.

First Purchase:                $500  minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                                  Dollar Cost Averaging Program
                               Quantity Discounts                                Automatic Investment Plan
                               Right of Accumulation                             Systematic Withdrawal Plan
                               Reinstatement Privilege                           Portfolio Rebalancing Program

  Class B Shares:              Systematic Withdrawal Plan                        Automatic Investment Plan
                               Portfolio Rebalancing Program                     Dollar Cost Averaging Program


                               Prospectus Page 5

                        AIM GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables (1):

                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................       5.50%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange Fees......................................................................................        None         None
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.97%        0.97%
  12b-1 distribution and service fees................................................................       0.35%        1.00%
  Other expenses (after reimbursements and waivers)..................................................       0.32%        0.32%
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................       1.64%        2.29%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                            ONE    THREE   FIVE     TEN
                                                                                            YEAR   YEARS   YEARS   YEARS
                                                                                            ----   -----   -----   -----
Class A Shares (4)........................................................................  $71    $104    $140    $240
Class B Shares:
    Assuming a complete redemption at end of period (5)...................................  $75    $105    $147    $265
    Assuming no redemption................................................................  $23    $ 72    $124    $265


------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."

(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.


(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 6

                        AIM GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)


                                                                 CLASS A+
                                --------------------------------------------------------------------------
                                                           YEAR ENDED OCT. 31,
                                --------------------------------------------------------------------------
                                1997(a)     1996      1995      1994      1993(a)       1992        1991
                                --------  --------  --------  --------    --------     -------     -------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   7.11  $   6.35  $   6.21  $   6.29    $   5.28     $  5.25     $  4.77
                                --------  --------  --------  --------    --------     -------     -------
Income from investment
 operations:
  Net investment income.......      0.21      0.22      0.24      0.22        0.24*       0.21*       0.27*
  Net realized and unrealized
   gain (loss) on
   investments................      1.12      0.82      0.13     (0.03)       1.05        0.10        0.47
                                --------  --------  --------  --------    --------     -------     -------
    Net increase (decrease)
     from investment
     operations...............      1.33      1.04      0.37      0.19        1.29        0.31        0.74
                                --------  --------  --------  --------    --------     -------     -------
Distributions:
  From net investment
   income.....................     (0.21)    (0.24)    (0.22)    (0.21)      (0.24)      (0.14)      (0.26)
  From net realized gain on
   investments................     (0.02)    (0.04)    (0.01)    (0.06)         --       (0.14)         --
  From sources other than net
   investment income..........        --        --        --        --       (0.04)         --          --
                                --------  --------  --------  --------    --------     -------     -------
    Total distributions.......     (0.23)    (0.28)    (0.23)    (0.27)      (0.28)      (0.28)      (0.26)
                                --------  --------  --------  --------    --------     -------     -------
                                --------  --------  --------  --------    --------     -------     -------
Net asset value, end of
 period.......................  $   8.21  $   7.11  $   6.35  $   6.21    $   6.29     $  5.28     $  5.25
                                --------  --------  --------  --------    --------     -------     -------
                                --------  --------  --------  --------    --------     -------     -------
Total investment return (e)...    19.01%    16.80%     6.27%     3.14%       25.1%        5.9%      15.68%
                                --------  --------  --------  --------    --------     -------     -------
                                --------  --------  --------  --------    --------     -------     -------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $292,528  $286,203  $284,069  $317,847    $251,428     $27,754     $71,376
Ratio of net investment income
 to average net assets........     2.74%     3.17%     3.85%     3.30%        3.3%*       4.1%*       5.0%*
Ratio of expenses to average
 net assets:
  With expense reduction......     1.50%     1.59%     1.70%     1.67%        1.8%*       1.9%*       1.9%*
  Without expense reduction...     1.64%     1.66%     1.74%       N/A         N/A         N/A         N/A
Portfolio turnover rate +++...       50%       39%       83%      117%         24%         53%         46%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0151  $ 0.0139       N/A       N/A         N/A         N/A         N/A

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Sub-Adviser of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992,
     1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
N/A  Not Applicable.

                               Prospectus Page 7

                        AIM GLOBAL GROWTH & INCOME FUND

                                              CLASS A+                                CLASS B++
                                          -----------------   ----------------------------------------------------------
                                           SEPT. 25, 1990                                                       OCT. 22,
                                            (COMMENCEMENT                   YEAR ENDED OCT. 31,                 1992 TO
                                          OF OPERATIONS) TO   ------------------------------------------------  OCT. 31,
                                            OCT. 31, 1990     1997(a)     1996      1995      1994    1993(a)   1992(a)
                                          -----------------   --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of period....       $ 4.76         $   7.11  $   6.35  $   6.21  $   6.29  $   5.28  $  5.29
                                              -------         --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income.................         0.01*            0.16      0.17      0.20      0.18      0.20**    0.01
  Net realized and unrealized gain
   (loss) on investments................           --             1.13      0.82      0.13     (0.03)     1.05    (0.02)
                                              -------         --------  --------  --------  --------  --------  --------
    Net increase (decrease) from
     investment operations..............         0.01             1.29      0.99      0.33      0.15      1.25   (0.01)
                                              -------         --------  --------  --------  --------  --------  --------
Distributions:
  From net investment income............           --            (0.17)    (0.20)    (0.18)    (0.17)    (0.20)      --
  From net realized gain on
   investments..........................           --            (0.02)    (0.03)    (0.01)    (0.06)       --       --
  From sources other than net investment
   income...............................           --               --        --        --        --     (0.04)      --
                                              -------         --------  --------  --------  --------  --------  --------
    Total distributions.................           --            (0.19)    (0.23)    (0.19)    (0.23)    (0.24)      --
                                              -------         --------  --------  --------  --------  --------  --------
Net asset value, end of period..........       $ 4.77         $   8.21  $   7.11  $   6.35  $   6.21  $   6.29  $  5.28
                                              -------         --------  --------  --------  --------  --------  --------
                                              -------         --------  --------  --------  --------  --------  --------
Total investment return (e).............         0.2%(b)        18.28%    16.06%     5.57%     2.48%     24.3%   (0.2)%(b)
                                              -------         --------  --------  --------  --------  --------  --------
                                              -------         --------  --------  --------  --------  --------  --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....       $9,486         $456,893  $383,966  $356,796  $359,242  $150,768  $   280
Ratio of net investment income to
 average net assets.....................         2.9%*(c)        2.09%     2.52%     3.20%     2.65%      2.6%**     N/A(d)
Ratio of expenses to average net assets:
  With expense reduction................         0.6%*(c)        2.15%     2.24%     2.35%     2.32%      2.5%**     N/A(d)
  Without expense reduction.............          N/A            2.29%     2.31%     2.39%       N/A       N/A      N/A
Portfolio turnover rate +++.............         None              50%       39%       83%      117%       24%      53%
Average commission rate per share paid
 on portfolio transactions +++..........          N/A         $ 0.0151  $ 0.0139       N/A       N/A       N/A      N/A

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992,
     1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.005. Without such reimbursements, the expense ratio would have been 1.9%, and the net investment income to average net assets would have been 3.2%.
(a) These selected per share data were calculated based upon average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
N/A  Not Applicable.

                            ------------------------

                                                                                    AVERAGE MONTHLY NUMBER
                                                                AVERAGE MONTHLY               OF             AVERAGE AMOUNT
                                           AMOUNT OF DEBT       AMOUNT OF DEBT       REGISTRANT'S SHARES       OF DEBT PER
                                           OUTSTANDING AT     OUTSTANDING DURING      OUTSTANDING DURING      SHARE DURING
YEAR ENDED                                  END OF PERIOD         THE PERIOD              THE PERIOD           THE PERIOD
----------------------------------------  -----------------  ---------------------  ----------------------  -----------------
October 31, 1997........................         --                $  77,178               92,456,411           $  0.0008

                               Prospectus Page 8

                        AIM GLOBAL GROWTH & INCOME FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.

At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-adviser.

Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-adviser believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-adviser.

Equity securities that the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).

According to the Sub-adviser, as of the date of this Prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Sub-adviser believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Sub-adviser employs a conservative investment style in managing the Fund's assets. In so doing the Sub-adviser attempts to limit volatility and risk to capital. The Sub-adviser allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Sub-adviser attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.

The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the

                               Prospectus Page 9

                        AIM GLOBAL GROWTH & INCOME FUND
Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.

The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Sub-adviser's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

In selecting equity securities for investment, the Sub-adviser attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-adviser believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-adviser seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.

In evaluating debt securities considered for the Fund, the Sub-adviser analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Sub-adviser will evaluate what action, if any, is appropriate with respect to such security.

The Sub-adviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the Investment Objectives and Policies section of the Statement of Additional Information.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

                               Prospectus Page 10

                        AIM GLOBAL GROWTH & INCOME FUND

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-adviser, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on

                               Prospectus Page 11

                        AIM GLOBAL GROWTH & INCOME FUND
currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.


The Fund may invest up to 15% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


The Fund is classified under the Investment Company Act of 1940, as amended ("1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the

                               Prospectus Page 12

                        AIM GLOBAL GROWTH & INCOME FUND

Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Shares of the Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN $250,000 FOR CLASS B SHARES.

                               Prospectus Page 13

                        AIM GLOBAL GROWTH & INCOME FUND


PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.


Investors also may purchase shares of the Fund by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and normally has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.


                               Prospectus Page 14

                        AIM GLOBAL GROWTH & INCOME FUND

                           PURCHASING CLASS A SHARES

The Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:

                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $25,000.........           5.50%            5.82%           4.75%
$25,000 but less
  than $50,000....           5.25             5.54            4.50
$50,000 but less
  than $100,000...           4.75             4.99            4.00
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           3.00             3.09            2.50
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60

PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.


Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. Purchases of Class B shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges for Class A shares.


The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;


/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;



/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension Account ("SARSEP"), a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").

                               Prospectus Page 15

                        AIM GLOBAL GROWTH & INCOME FUND


SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Fund through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time; and (l) former or current Class A shareholders of The AIM Family of Funds, but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a concurrent redemption of Class A shares of The AIM Family of Funds (on which a sales charge was paid) invested in Class A shares of the Fund.



In addition, shares of any AIM/GT Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM/GT Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM/GT Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the AIM/GT Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND. AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide


                               Prospectus Page 16

                        AIM GLOBAL GROWTH & INCOME FUND
sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other AIM/GT Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege although loss thereon might not be deductible as a result of such exercise. See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS. Class A shares of the Fund may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash
Fund) plus (c) the price of all shares of AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of AIM/GT Fund Class A shares (other than shares of AIM Dollar Fund) the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s). To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification.


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.


For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).


CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of

                               Prospectus Page 17

                        AIM GLOBAL GROWTH & INCOME FUND

any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any AIM/GT Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".


                           PURCHASING CLASS B SHARES

Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                             CONTINGENT DEFERRED SALES
                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE    AMOUNT SUBJECT TO CHARGE
---------------------------  -------------------------
First......................             5%
Second.....................             4%
Third......................             3%
Fourth.....................             3%
Fifth......................             2%
Sixth......................             1%
Seventh and Following......            None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently

                               Prospectus Page 18

                        AIM GLOBAL GROWTH & INCOME FUND
valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal
30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.


CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus, and (5) effected by AIM of its investment in Class B shares.

Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:


(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM/GT Fund;


(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;


(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more AIM Funds;


(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate


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                        AIM GLOBAL GROWTH & INCOME FUND
portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of the Fund through the Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the AIM Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the AIM Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A shares of the Fund in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their Financial Institution or AIM Distributors for more information.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range AIM/GT Funds. The Program automatically rebalances holdings of AIM/GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM/GT Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The AIM/GT Fund and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM/GT Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Adviser or AIM Distributors for more information.


                               Prospectus Page 20

                        AIM GLOBAL GROWTH & INCOME FUND

                             HOW TO MAKE EXCHANGES

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Shares of a Fund may be exchanged for shares of the same class of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND

  - AIM DEVELOPING MARKETS FUND
  - AIM DOLLAR FUND
  - AIM EMERGING MARKETS FUND
  - AIM EUROPE GROWTH FUND

  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND

  - AIM GLOBAL HIGH INCOME FUND

  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND

  - AIM INTERNATIONAL GROWTH FUND
  - AIM JAPAN GROWTH FUND
  - AIM LATIN AMERICAN GROWTH FUND

  - AIM MID CAP GROWTH FUND

  - AIM NEW DIMENSION FUND
  - AIM NEW PACIFIC GROWTH FUND

  - AIM SMALL CAP EQUITY FUND

  - AIM STRATEGIC INCOME FUND
  - AIM WORLDWIDE GROWTH FUND


An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



EXCHANGES WITH THE AIM FAMILY OF FUNDS. Currently no exchanges are permitted between the Fund and funds of The AIM Family of Funds. However, it is anticipated that such exchanges will be offered prior to October 1, 1998. In addition, as of the date of this prospectus, Class A shares of the Fund may be redeemed and the proceeds invested without the imposition of a front-end sales charge in Class A shares of funds of The AIM Family of Funds upon receipt of the redemption proceeds by the transfer agent of The AIM Family of Funds.


                               Prospectus Page 21

                        AIM GLOBAL GROWTH & INCOME FUND


The AIM Family of Funds includes the following funds:


  - AIM ADVISOR FLEX FUND
  - AIM ADVISOR INTERNATIONAL VALUE FUND
  - AIM ADVISOR LARGE CAP VALUE FUND
  - AIM ADVISOR MULTIFLEX FUND
  - AIM ADVISOR REAL ESTATE FUND

  - AIM ASIAN GROWTH FUND

  - AIM BALANCED FUND
  - AIM BLUE CHIP FUND
  - AIM CAPITAL DEVELOPMENT FUND
  - AIM CHARTER FUND
  - AIM CONSTELLATION FUND
  - AIM EUROPEAN DEVELOPMENT FUND
  - AIM GLOBAL AGGRESSIVE GROWTH FUND
  - AIM GLOBAL GROWTH FUND
  - AIM GLOBAL INCOME FUND
  - AIM GLOBAL UTILITIES FUND
  - AIM HIGH INCOME MUNICIPAL FUND
  - AIM HIGH YIELD FUND
  - AIM INCOME FUND
  - AIM INTERMEDIATE GOVERNMENT FUND
  - AIM INTERNATIONAL EQUITY FUND
  - AIM LIMITED MATURITY TREASURY FUND
  - AIM MONEY MARKET FUND
  - AIM MUNICIPAL BOND FUND
  - AIM SELECT GROWTH FUND
  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
  - AIM TAX-EXEMPT CASH FUND
  - AIM TAX-FREE INTERMEDIATE FUND
  - AIM VALUE FUND
  - AIM WEINGARTEN FUND


An investor interested in making a net asset value purchase of The Aim Family of Funds should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling net asset value purchases.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 22

                        AIM GLOBAL GROWTH & INCOME FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the Shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions which sell shares of the Fund may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual.

                               Prospectus Page 23

                        AIM GLOBAL GROWTH & INCOME FUND
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 24

                        AIM GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 25

                        AIM GLOBAL GROWTH & INCOME FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.


The different service and distribution fees borne by each class of shares of the Fund will result in different net asset values. The net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential among the classes.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares and pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution

                               Prospectus Page 26

                        AIM GLOBAL GROWTH & INCOME FUND
if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The

                               Prospectus Page 27

                        AIM GLOBAL GROWTH & INCOME FUND
information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or of any other mutual fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc.. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Directors.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next

                               Prospectus Page 28

                        AIM GLOBAL GROWTH & INCOME FUND
$500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager for Fund since      Head of Investments for the United Kingdom and Europe for
 London              inception in 1990                     the Sub-adviser and INVESCO GT Asset Management PLC
                                                           (London) ("GT Asset Management"), an affiliate of the
                                                           Sub-adviser, since 1996. Portfolio Manager for the
                                                           Sub-adviser and GT Asset Management from 1984 to 1996.
Paul Griffiths      Portfolio Manager since 1995          Head of Global Fixed Income for the Sub-adviser and GT Asset
 London                                                    Management since June 1997. Portfolio Manager from 1994 to
                                                           1997. Global Bond Fund Manager for Lazard Investors from
                                                           1993 to 1994. Global Bond Fund Manager for Sanwa
                                                           International PLC from 1991 to 1993.


                               Prospectus Page 29

                        AIM GLOBAL GROWTH & INCOME FUND


In placing securities orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Fund (the "Distribution Agreements"), dated May 29, 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Fund directly and through Financial Institutions with whom AIM Distributors has entered into agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Advisor Class shares of the Fund. As distributor, Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A or Class B shares.



AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.



AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. In addition, with respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.



In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.


The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the

                               Prospectus Page 30

                        AIM GLOBAL GROWTH & INCOME FUND

Fund. Under the Class A Plan, the Fund pays compensation to AIM Distributors at an annual rate of 0.50% of the average daily net assets of Class A shares of the Fund.


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of the Fund.


The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of the Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of the Fund and who provide continuing personal services to their customers who own Class A and Class B shares of the Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Of the aggregate amount payable under the Plans, payments to Financial Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such Financial Institutions are characterized as a service fee, and payments to Financial Institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain Financial Institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments. For additional information concerning the operation of the Plans see "Distribution Services Relating to the Fund" in the Management section of the Statement of Additional Information.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 31

                        AIM GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998. If the Company is reorganized as a Delaware business trust, it is anticipated that Class B shares of the Fund will convert to Class A shares approximately eight years


                               Prospectus Page 32

                        AIM GLOBAL GROWTH & INCOME FUND

following the initial date the Class B shares were issued.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Fund and its shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains its offices at

                               Prospectus Page 33

                        AIM GLOBAL GROWTH & INCOME FUND
California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 34

                        AIM GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                        AIM GLOBAL GROWTH & INCOME FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GROWTH & INCOME FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       GGI-PRO-1

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.



AIM LATIN AMERICAN GROWTH FUND ("LATIN AMERICAN GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.



There can be no assurance that the Emerging Markets Fund or the Latin American Growth Fund (each a "Fund," and collectively, the "Funds") will achieve its investment objective.



The Funds are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


The Funds are designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program, nor are they suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

An investment in either Fund offers the following advantages:


/ / Access to Securities Markets Around the World


/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other AIM/GT Funds


/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan


FOR FURTHER INFORMATION CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION, NOR  HAS THE  SECURITIES AND  EXCHANGE  COMMISSION
   PASSED  ON  THE ACCURACY  OR  ADEQUACY OF  THIS  PROSPECTUS.         ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         18
How to Invest.............................................................................         23
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         33
Shareholder Account Manual................................................................         35
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         36
Management................................................................................         38
Other Information.........................................................................         43


                               Prospectus Page 2

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds:                     The  Emerging  Markets  Fund is  a  diversified  series, and  the  Latin  American Growth  Fund  is a non-diversified series of AIM Investment Funds, Inc. (the "Company").

Investment Objectives:         The Emerging Markets Fund seeks long-term growth of capital.

                               The Latin American Growth Fund seeks capital appreciation.

Principal Investments:         The Emerging Markets Fund normally invests at least  65% of its total assets in equity securities  of companies in emerging markets.

                               The  Latin American Growth Fund normally invests at least  65% of its total assets in equity and debt securities issued by Latin American companies and governments.

Principal Risk Factors:        There is no assurance that  either Fund will achieve its  investment objective. The Funds' net  asset values will fluctuate, reflecting fluctuations in the market value of their portfolio holdings.

                               Each  Fund will  invest primarily  in foreign securities.  Investments in  foreign securities involve risks relating  to  political  and economic  developments  abroad  and the  differences  between  the regulations  to which  U.S. and foreign  issuers are  subject. Individual foreign  economies also may differ favorably or unfavorably  from the U.S.  economy. Changes in  foreign currency exchange  rates will  affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               Securities of foreign  companies may  be less liquid  and their  prices more volatile  than those  of securities of comparable U.S. companies.

                               Each  Fund may  engage in certain  foreign currency, options  and futures transactions  to attempt to hedge against  the overall  level of  investment and  currency risk  associated with  its present  or planned investments. Such transactions involve certain risks and transaction costs.

                               The  Emerging Markets Fund may  invest up to 20%  of its total assets  in below investment grade debt securities. There is no limitation on the percentage of the Latin American Growth Fund's total assets that may be invested in such  securities. Investments of this type are  subject to a greater risk  of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."


                               Prospectus Page 3

                        AIM GLOBAL EMERGING MARKETS FUND
                     AIM GLOBAL LATIN AMERICAN GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or  administrative services to institutional, corporate  and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent  investment management group that  has a significant presence  in the  institutional and  retail segment  of the  investment management  industry in  North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its  affiliates, currently  advises approximately 90  investment company portfolios.  AIM advises the  Funds and other investment company portfolios which are sub-advised by  the Sub-adviser ("AIM/GT Funds"). On May  29,
                               1998,  AMVESCAP PLC acquired  the Asset Management  Division of Liechtenstein  Global Trust AG, which included the Sub-adviser and certain other affiliates.  AIM also serves as the investment adviser  to other  mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the  "AIM
                               Funds").

Alternative Purchase Plan:     Investors  may select Class A or  Class B shares, each subject  to different expenses and a different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."

  Class A Shares:              Offered at net  asset value plus  any applicable sales  charge (maximum is  4.75% of public  offering price)  and subject to  12b-1 service and  distribution fees at  the annualized rate  of 0.50% of the average daily net assets of Class A shares.

  Class B Shares:              Offered at net asset value with no initial  sales charge (a maximum contingent deferred sales  charge of  5% of net asset value at  the time of purchase or sale,  whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and  distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares.

Shares Available Through:      Class  A and Class B  shares are available through broker/dealers,  banks and other financial service entities ("Financial Institutions") that  have entered into agreements  with the Funds'  distributor,
                               A  I M Distributors Inc. ("AIM Distributors"). Shares  also may be acquired by sending an application directly to GT Global Investor Services, Inc.  ("The Transfer Agent") or through exchanges of  shares as described below. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares  may  be  exchanged  for shares  of  other  AIM/GT  Funds. See  "How  to  Make  Exchanges" and
                               "Shareholder Account Manual."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                        AIM GLOBAL EMERGING MARKETS FUND
                     AIM GLOBAL LATIN AMERICAN GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redemptions:                   Shares may be redeemed  through Financial Institutions that  sell shares of the  Funds or the  Funds'
                               Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends  are paid  annually from net  investment income  and realized net  short-term capital gain;
  Distributions:               other distributions are  paid annually  from net  capital gain and  net gains  from foreign  currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other AIM/GT Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain  other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                                  Dollar Cost Averaging Program
                               Quantity Discounts                                Automatic Investment Plan
                               Right of Accumulation                             Systematic Withdrawal Plan
                               Reinstatement Privilege                           Portfolio Rebalancing Program

  Class B Shares:              Systematic Withdrawal Plan                        Portfolio Rebalancing Program
                               Automatic Investment Plan                         Dollar Cost Averaging Program


                               Prospectus Page 5

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                           AIM EMERGING MARKETS FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Emerging Markets Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of offering price).......................................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
   less).............................................................................................        None        5.00%
  Redemption charges.................................................................................        None         None
  Exchange fees......................................................................................        None         None

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.98%        0.98%
  12b-1 distribution and service fees................................................................       0.50%        1.00%
  Other expenses (after reimbursements and waivers)..................................................       0.52%        0.52%
                                                                                                       -----------  -----------
  Total Fund Operating Expenses......................................................................       2.00%        2.50%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                  ONE    THREE   FIVE     TEN
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                                                  ----   -----   -----   -----
Class A Shares (4)..............................................................  $67    $108    $151    $289
Class B Shares
    Assuming a complete redemption at end of period (5).........................  $77    $111    $157    $304
    Assuming no redemption......................................................  $26    $ 79    $135    $304


------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. Without reimbursements and waivers, "Other expenses" and "Total Fund Operating Expenses" would have been 0.70% and 2.18%, respectively, for Class A Shares and 0.70% and 2.68%, respectively, for Class B Shares of the Fund. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."


(4) Assumes payment of maximum sales charge by the investor.


(5) Assumes deduction of the applicable contingent deferred sales charge.



(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 6

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                         AIM LATIN AMERICAN GROWTH FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Latin America Growth Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
   less).............................................................................................        None        5.00%
  Redemption charges.................................................................................        None         None
  Exchange fees......................................................................................        None         None

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.98%        0.98%
  12b-1 distribution and service fees................................................................       0.50%        1.00%
  Other expenses (after reimbursements and waivers)..................................................       0.52%        0.52%
                                                                                                       -----------  -----------
  Total Fund Operating Expenses......................................................................       2.00%        2.50%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                  ONE    THREE   FIVE     TEN
                                                                                  YEAR   YEARS   YEARS   YEARS
                                                                                  ----   -----   -----   -----
Class A Shares (4)..............................................................  $67    $108    $151    $276
Class B Shares
    Assuming a complete redemption at end of period (5).........................  $77    $111    $157    $292
    Assuming no redemption......................................................  $26    $ 79    $135    $292

------------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD rules regarding investment companies.
(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."
(3) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. Without reimbursements and waivers, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.58% and 2.06%, respectively, for Class A shares and 0.58% and 2.56% for Class B Shares of the Fund. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes deduction of the applicable contingent deferred sales charge.
(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 7

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)


                                                                     CLASS A+
                                          --------------------------------------------------------------
                                                                                            MAY 18, 1992
                                                                                             (COMMENCE-
                                                                                              MENT OF
                                                        YEAR ENDED OCT. 31,                 OPERATIONS)
                                          ------------------------------------------------  TO OCT. 31,
                                          1997(D)   1996(D)   1995(D)     1994      1993        1992
                                          --------  --------  --------  --------  --------  ------------
Per share operating performance:
Net asset value, beginning of period....  $  14.26  $  13.85  $  18.81  $  14.42  $  11.10    $ 11.43
                                          --------  --------  --------  --------  --------  ------------
Income from investment operations:
  Net investment income (loss)..........        --      0.11      0.13     (0.02)     0.02*      0.07*
  Net realized and unrealized gain
   (loss) on investments................     (2.05)     0.30     (4.32)     4.68      3.38      (0.40)
                                          --------  --------  --------  --------  --------  ------------
    Net increase (decrease) from
     investment operations..............     (2.05)     0.41     (4.19)     4.66      3.40      (0.33)
                                          --------  --------  --------  --------  --------  ------------
Distributions:
  From net investment income............        --        --        --     (0.01)    (0.08)        --
  From net realized gain on
   investments..........................        --        --     (0.77)    (0.26)       --         --
  In excess of net investment income....     (0.01)       --        --        --        --         --
                                          --------  --------  --------  --------  --------  ------------
    Total distributions.................     (0.01)       --     (0.77)    (0.27)    (0.08)        --
                                          --------  --------  --------  --------  --------  ------------
Net asset value, end of period..........  $  12.20  $  14.26  $  13.85  $  18.81  $  14.42    $ 11.10
                                          --------  --------  --------  --------  --------  ------------
                                          --------  --------  --------  --------  --------  ------------
Total investment return (c).............  (14.45)%     2.96%  (23.04)%    32.58%     30.9%     (2.9)%(a)
                                          --------  --------  --------  --------  --------  ------------
                                          --------  --------  --------  --------  --------  ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $113,319  $224,964  $252,457  $417,322  $187,808    $84,558
Ratio of net investment income (loss) to
 average net assets.....................   (0.01)%     0.76%     0.89%   (0.11)%      0.1%*      1.7%*(b)
Ratio of expenses to average net assets:
  With expense reductions...............     2.10%     1.96%     2.12%     2.06%      2.4%*      2.4%*(b)
  Without expense reductions............     2.18%     2.08%     2.14%       N/A       N/A        N/A
Portfolio turnover rate +++.............      150%      104%      114%      100%       99%        32%(b)
Average commission rate per share paid
 on portfolio transactions +++..........  $ 0.0015  $ 0.0040       N/A       N/A       N/A        N/A

------------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been (0.11)% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.
N/A Not Applicable.

                               Prospectus Page 8

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                           AIM EMERGING MARKETS FUND
                                  (CONTINUED)

                                                                                                   CLASS B++
                                                                                 ----------------------------------------------
                                                                                              YEAR ENDED OCT. 31,
                                                                                 ----------------------------------------------
                                                                                  1997(D)     1996(D)     1995(D)       1994
                                                                                 ----------  ----------  ----------  ----------
Per share operating performance:
Net asset value, beginning of period...........................................  $    14.02  $    13.68  $    18.68  $    14.39
                                                                                 ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss).................................................       (0.08)       0.04        0.06       (0.12)
  Net realized and unrealized gain (loss) on investments.......................       (2.00)       0.30       (4.29)       4.67
                                                                                 ----------  ----------  ----------  ----------
    Net increase (decrease) from investment operations.........................       (2.08)       0.34       (4.23)       4.55
                                                                                 ----------  ----------  ----------  ----------
Distributions:
  From net investment income...................................................          --          --          --          --
  From net realized gain on investments........................................          --          --       (0.77)      (0.26)
  In excess of net investment income...........................................          --          --          --          --
                                                                                 ----------  ----------  ----------  ----------
    Total distributions........................................................          --          --       (0.77)      (0.26)
                                                                                 ----------  ----------  ----------  ----------
Net asset value, end of period.................................................  $    11.94  $    14.02  $    13.68  $    18.68
                                                                                 ----------  ----------  ----------  ----------
                                                                                 ----------  ----------  ----------  ----------
Total investment return (c)....................................................    (14.91)%       2.49%    (23.37)%      31.77%
                                                                                 ----------  ----------  ----------  ----------
                                                                                 ----------  ----------  ----------  ----------
Ratios and supplemental data:
Net assets, end of period (in 000's)...........................................  $  127,658  $  216,004  $  225,861  $  291,289
Ratio of net investment income (loss) to average net assets....................     (0.51)%       0.26%       0.39%     (0.61)%
Ratio of expenses to average net assets:
  With expense reductions......................................................       2.60%       2.46%       2.62%       2.56%
  Without expense reductions...................................................       2.68%       2.58%       2.64%         N/A
Portfolio turnover rate +++....................................................        150%        104%        114%        100%
Average commission rate per share paid on portfolio transactions +++...........  $   0.0015  $   0.0040         N/A         N/A


                                                                                 APRIL 1, 1993
                                                                                  TO OCT. 31,
                                                                                     1993
                                                                                 -------------
Per share operating performance:
Net asset value, beginning of period...........................................    $   11.47
                                                                                 -------------
Income from investment operations:
  Net investment income (loss).................................................           --**
  Net realized and unrealized gain (loss) on investments.......................         2.92
                                                                                 -------------
    Net increase (decrease) from investment operations.........................         2.92
                                                                                 -------------
Distributions:
  From net investment income...................................................           --
  From net realized gain on investments........................................           --
  In excess of net investment income...........................................           --
                                                                                 -------------
    Total distributions........................................................           --
                                                                                 -------------
Net asset value, end of period.................................................    $   14.39
                                                                                 -------------
                                                                                 -------------
Total investment return (c)....................................................         25.5% (a)
                                                                                 -------------
                                                                                 -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)...........................................  $     32,318
Ratio of net investment income (loss) to average net assets....................        (0.4)% **(b)
Ratio of expenses to average net assets:
  With expense reductions......................................................          2.9% **(b)
  Without expense reductions...................................................           N/A
Portfolio turnover rate +++....................................................           99%
Average commission rate per share paid on portfolio transactions +++...........           N/A

------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been (3.63)% and the ratio of net investment income to average net assets would have been (0.76)%.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                                                  AVERAGE MONTHLY AMOUNT    AVERAGE MONTHLY NUMBER
                                                         OF DEBT                OF REGISTRANT'S        AVERAGE AMOUNT
                                AMOUNT OF DEBT         OUTSTANDING                  SHARES              OF DEBT PER
                                OUTSTANDING AT          DURING THE                OUTSTANDING           SHARE DURING
YEAR ENDED                       END OF PERIOD            PERIOD               DURING THE PERIOD         THE PERIOD
------------------------------  ---------------  ------------------------  -------------------------  ----------------
October 31, 1997..............    $6,184,000            $2,568,627                26,177,077              $0.0981

                               Prospectus Page 9

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)


                                                                          CLASS A+
                                          ------------------------------------------------------------------------
                                                                                                     AUG. 13, 1991
                                                                                                      (COMMENCE-
                                                                                                        MENT OF
                                                             YEAR ENDED OCT. 31,                      OPERATIONS)
                                          ---------------------------------------------------------   TO OCT. 31,
                                          1997(A)   1996(A)   1995(A)   1994(A)   1993(A)    1992        1991
                                          --------  --------  --------  --------  --------  -------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  17.95  $  15.38  $  26.11  $  19.78  $  15.59  $ 16.45    $  14.29
                                          --------  --------  --------  --------  --------  -------  -------------
Income from investment operations:
  Net investment income (loss)..........      0.11      0.09      0.15     (0.08)     0.18*    0.25*       0.01*
  Net realized and unrealized gain
   (loss) on investments................      1.44      2.59     (9.28)     6.75      5.21    (0.98)       2.15
                                          --------  --------  --------  --------  --------  -------  -------------
    Net increase (decrease) from
     investment operations..............      1.55      2.68     (9.13)     6.67      5.39    (0.73)       2.16
                                          --------  --------  --------  --------  --------  -------  -------------
Distributions:
  From net investment income............        --     (0.08)       --     (0.19)    (0.12)   (0.13)         --
  From net realized gain on
   investments..........................        --        --     (1.60)    (0.15)    (1.08)      --          --
  In excess of net investment income....        --     (0.03)       --        --        --       --          --
                                          --------  --------  --------  --------  --------  -------  -------------
    Total distributions.................        --     (0.11)    (1.60)    (0.34)    (1.20)   (0.13)         --
                                          --------  --------  --------  --------  --------  -------  -------------
Net asset value, end of period..........  $  19.50  $  17.95  $  15.38  $  26.11  $  19.78  $ 15.59    $  16.45
                                          --------  --------  --------  --------  --------  -------  -------------
                                          --------  --------  --------  --------  --------  -------  -------------
Total investment return (d).............     8.52%    17.52%  (37.16)%    34.10%     37.1%   (4.5)%       15.1%(b)
                                          --------  --------  --------  --------  --------  -------  -------------
                                          --------  --------  --------  --------  --------  -------  -------------
Ratios and supplemental data:

Net assets, end of period (in 000's)....  $159,496  $177,373  $182,462  $336,960  $129,280  $94,085    $125,038
Ratio of net investment income (loss) to
 average net assets.....................     0.52%     0.46%     0.86%   (0.29)%      1.3%*    1.3%*       1.2%*(c)
Ratio of expenses to average net assets:
  With expense reductions...............     1.96%     2.03%     2.11%     2.04%      2.4%*    2.4%*       2.4%*(c)
  Without expense reductions............     2.06%     2.10%     2.12%       N/A       N/A      N/A         N/A
Portfolio turnover rate +++.............      130%      101%      125%      155%      112%     159%        None
Average commission rate per share paid
 on portfolio transactions +++..........   $0.0007   $0.0005       N/A       N/A       N/A      N/A         N/A

------------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 (commencement of operations) to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively.

(a) These selected per share data were calculated based upon average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 10

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                         AIM LATIN AMERICAN GROWTH FUND
                                  (CONTINUED)

                                                                                                   CLASS B++
                                                                                 ----------------------------------------------
                                                                                              YEAR ENDED OCT. 31,
                                                                                 ----------------------------------------------
                                                                                  1997(A)     1996(A)     1995(A)     1994(A)
                                                                                 ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period...........................................  $    17.78  $    15,21  $    25.94  $    19.75
                                                                                 ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss).................................................        0.01          --        0.06       (0.22)
  Net realized and unrealized gain (loss) on investments.......................        1.44        2.59       (9.19)       6.74
                                                                                 ----------  ----------  ----------  ----------
    Net increase (decrease) from investment operations.........................        1.45        2.59       (9.13)       6.52
                                                                                 ----------  ----------  ----------  ----------
Distributions:
  From net investment income...................................................          --       (0.01)         --       (0.18)
  From net realized gain on investments........................................          --          --       (1.60)      (0.15)
  In excess of net investment income...........................................          --       (0.01)         --          --
                                                                                 ----------  ----------  ----------  ----------
    Total distributions........................................................          --       (0.02)      (1.60)      (0.33)
                                                                                 ----------  ----------  ----------  ----------
Net asset value, end of period.................................................  $    19.23  $    17.78  $    15.21  $    25.94
                                                                                 ----------  ----------  ----------  ----------
                                                                                 ----------  ----------  ----------  ----------
Total investment return (d)....................................................       8.04%      17.02%    (37.42)%      33.33%
                                                                                 ----------  ----------  ----------  ----------
                                                                                 ----------  ----------  ----------  ----------
Ratios and supplemental data:

Net assets, end of period (in 000's)...........................................  $  133,448  $  137,400  $  134,527  $  211,673
Ratio of net investment income (loss) to average net assets....................       0.02%     (0.04)%       0.36%     (0.79)%
Ratio of expenses to average net assets:
  With expense reductions......................................................       2.46%       2.53%       2.61%       2.54%
  Without expense reductions...................................................       2.56%       2.60%       2.62%         N/A
Portfolio turnover rate +++....................................................        130%        101%        125%        155%
Average commission rate per share paid on portfolio transactions +++...........  $   0.0007  $   0.0005         N/A         N/A


                                                                                 APRIL 1, 1993
                                                                                  TO OCT. 31,
                                                                                    1993(A)
                                                                                 -------------
Per Share Operating Performance:
Net asset value, beginning of period...........................................    $   16.26
                                                                                 -------------
Income from investment operations:
  Net investment income (loss).................................................        (0.07)
  Net realized and unrealized gain (loss) on investments.......................         3.56
                                                                                 -------------
    Net increase (decrease) from investment operations.........................         3.49
                                                                                 -------------
Distributions:
  From net investment income...................................................           --
  From net realized gain on investments........................................           --
  In excess of net investment income...........................................           --
                                                                                 -------------
    Total distributions........................................................           --
                                                                                 -------------
Net asset value, end of period.................................................    $   19.75
                                                                                 -------------
                                                                                 -------------
Total investment return (d)....................................................        21.5%(b)
                                                                                 -------------
                                                                                 -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)...........................................    $  13,576
Ratio of net investment income (loss) to average net assets....................        (0.7)% (c)
Ratio of expenses to average net assets:
  With expense reductions......................................................          2.9% (c)
  Without expense reductions...................................................           N/A
Portfolio turnover rate +++....................................................          112%
Average commission rate per share paid on portfolio transactions +++...........           N/A

------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) These selected per share data were calculated based upon average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

N/A Not Applicable.
                         ------------------------------

                                                  AVERAGE MONTHLY AMOUNT    AVERAGE MONTHLY NUMBER
                                                         OF DEBT                OF REGISTRANT'S        AVERAGE AMOUNT
                                AMOUNT OF DEBT         OUTSTANDING                  SHARES              OF DEBT PER
                                OUTSTANDING AT          DURING THE                OUTSTANDING           SHARE DURING
YEAR ENDED                       END OF PERIOD            PERIOD               DURING THE PERIOD         THE PERIOD
------------------------------  ---------------  ------------------------  -------------------------  ----------------
October 31, 1997..............    $3,238,000            $1,519,383                16,973,475              $0.0895

                               Prospectus Page 11

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.

For purposes of the Emerging Markets Fund's operations, "emerging markets" consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Emerging Markets Fund does not consider to be emerging markets.

For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.

The Emerging Markets Fund invests in those emerging markets that the Sub-adviser believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different

                               Prospectus Page 12

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-adviser will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.

The Sub-adviser believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-adviser believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.

INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."

If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Sub-adviser, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.

Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to its objective of long-term growth of capital.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments. For a description of money market instruments in which the Funds or the Portfolio may invest, see "Temporary Defensive Strategies" in the Investment Objectives and Policies section of the Statement of Additional Information.



LATIN AMERICAN GROWTH FUND


The Latin American Growth Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin American Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Latin American Growth Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four


                               Prospectus Page 13

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                         AIM LATIN AMERICAN GROWTH FUND
countries but does not expect to invest more than 60% of its total assets in any one country.


The Latin American Growth Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-adviser's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.


In allocating investments among the various Latin American countries, the Sub-adviser looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-adviser will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-adviser will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.


Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin American Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin American Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."



The Latin American Growth Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.


The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be

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                         AIM LATIN AMERICAN GROWTH FUND
fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.


Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Latin American Growth Fund is incidental to its objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin American Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies. In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-adviser determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss. For a full description of money market instruments, see "Temporary Defensive Strategies" in the Statement of Additional Information.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICAN GROWTH FUND


INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.


Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that a Fund invests in an Affiliated Fund.


SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, a Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. Each Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest

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                         AIM LATIN AMERICAN GROWTH FUND
assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Funds to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of each Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of each Fund's total assets.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, that Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-adviser may not be able to effectively hedge its investment in such markets.

Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

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                         AIM LATIN AMERICAN GROWTH FUND

Further, a Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. A Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.


OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin American Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin American Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin American Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions.


The Funds are authorized to engage in Short Sales, although they currently have no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

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                                  RISK FACTORS

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GENERAL. There is no assurance that either Fund will achieve its investment objective. Investing in either Fund entails a substantial degree of risk and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.

Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by each Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and

                               Prospectus Page 18

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                         AIM LATIN AMERICAN GROWTH FUND

more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of
Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.



LATIN AMERICAN GROWTH FUND. The Latin American Growth Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Latin American Growth Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Latin American Growth Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.



Investing in securities of Latin American issuers involves risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin American Growth Fund could lose its entire investment in any such country.


The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.


Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin American Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.



The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin American Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin American Growth Fund's investment income available for distribution to shareholders.


Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign

                               Prospectus Page 19

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governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin American Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin American Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.


Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may

                               Prospectus Page 20

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                         AIM LATIN AMERICAN GROWTH FUND
make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.


ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin American Growth Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Latin American Growth Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-adviser believes that carefully selected investments in Special Situations could enable the Latin American Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin American Growth Fund will invest no more than 5% of it total assets in Special Situations.


Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


CURRENCY RISK. Because the Emerging Markets Fund and the Latin American Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although either Fund is authorized to enter

                               Prospectus Page 21

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                         AIM LATIN AMERICAN GROWTH FUND
into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

                               Prospectus Page 22

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Shares of a Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN $250,000 FOR CLASS B SHARES.



PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in a Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.


Investors also may purchase shares of the Funds by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of

                               Prospectus Page 23

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and normally has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $50,000.........           4.75%            4.99%           4.00%
$50,000 but less
  than $100,000...           4.00             4.17            3.25
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           2.50             2.56            2.00
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60

PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.


Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. Purchases of Class B shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges for Class A shares.


                               Prospectus Page 24

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;


/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension Account ("SARSEP"), a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").


SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time; and (l) former or current Class A shareholders of The AIM Family of Funds, but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a concurrent redemption of Class A shares of The AIM Family of Funds (on which a sales charge was paid) invested in Class A shares of the Fund.



In addition, shares of any AIM/GT Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a


                               Prospectus Page 25

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM/GT Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM/GT Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the AIM/GT Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other AIM/GT Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash
Fund) plus (c) the price of all shares of AIM/GT Funds (other than shares of AIM Global Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM FUNDS (OTHER THAN AIM DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes


                               Prospectus Page 26

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of AIM/GT Fund Class A shares (other than AIM Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s). To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification.


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.


Investors should be aware that either Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. The Latin American Growth Fund has previously suspended the offering of its shares. If all ongoing sales of either Fund shares are suspended, however, an LOI executed in connection with the offering of that Fund's shares may continue to be completed by the purchase of shares of one or more other AIM/GT Funds (other than AIM Dollar Fund).



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any AIM/GT Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such


                               Prospectus Page 27

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                             CONTINGENT DEFERRED SALES
                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE    AMOUNT SUBJECT TO CHARGE
---------------------------  -------------------------
First......................             5%
Second.....................             4%
Third......................             3%
Fourth.....................             3%
Fifth......................             2%
Sixth......................             1%
Seventh and Following......            None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.

CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection

                               Prospectus Page 28

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan,
(4) effected pursuant to the right of a Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus and (5) effected by AIM of its investment in Class B shares.


Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:


(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM/GT Fund;


(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;


(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more AIM Funds;


(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


                         PROGRAMS APPLICABLE TO CLASS A
                               AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Emerging Markets Fund or Latin American Growth Fund through the Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in either the Emerging Markets Fund or Latin American Growth Fund. Investors should be aware that the Emerging Markets Fund or Latin American Growth Fund may suspend the offering of its shares in the future, although not the previously established Automatic Investment Plans. If a suspension of all sales is made, automatic investments will not be accepted until the offering is recommenced. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.



DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the AIM Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the AIM Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic


                               Prospectus Page 29

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should be aware that the Emerging Markets Fund or Latin American Growth Fund may suspend the offering of its shares in the future, although not for shareholders who are participants in the Dollar Cost Averaging Program at that time. If a suspension of all sales is made, the Funds will not accept Monthly Investments. Investors should contact their Financial Institution or AIM Distributors for more information.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program, nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM/GT Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The AIM/GT Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM/ GT Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Adviser or AIM Distributors for more information.


                               Prospectus Page 30

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                             HOW TO MAKE EXCHANGES

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Shares of a Fund may be exchanged for shares of the same class of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



EXCHANGES WITH THE AIM FAMILY OF FUNDS. Currently no exchanges are permitted between the Funds and funds of The AIM Family of Funds. However, it is anticipated that such exchanges will be offered prior to October 1, 1998. In addition, as of the date of this prospectus, Class A shares of a Fund may be redeemed and the proceeds invested without the imposition of a front-end sales charge in Class A shares of funds of The AIM Family of Funds upon receipt of the redemption proceeds by the transfer agent of The AIM Family of Funds.


                               Prospectus Page 31

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


The AIM Family of Funds includes the following funds:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND



An investor interested in making a net asset value purchase of The AIM Family of Funds should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling net asset value purchases.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 32

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions who sell shares of the Funds may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual.

                               Prospectus Page 33

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Funds with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 34

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 35

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing) each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets that trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

The different service and distribution fees borne by each class of shares of each Fund will result in different net asset values. The net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less any applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

                               Prospectus Page 36

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/ GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be

                               Prospectus Page 37

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.



A redemption of a Fund's shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or of any other mutual fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

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                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Funds on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day to day operations of each Fund are delegated to the officers of the Company, subject always to the objective and policies of the applicable Fund and to the general supervision of the Company's Board of Directors. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Board of Directors.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as each Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical

                               Prospectus Page 38

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.


The Sub-adviser also serves as each Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to each Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to each Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 39

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                              RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                         THE FUND                                  PAST FIVE YEARS
---------------------------  ----------------------  ------------------------------------------------------------------
Allan Conway                 Portfolio Manager       Head of Global Emerging Market Equities for the Sub- adviser and
 London                       since 1997              INVESCO GT Asset Management PLC (London) ("GT Asset Management"),
                                                      an affiliate of the Sub-adviser, since January 1997. Director of
                                                      International Equities at Hermes Investment Management from 1992 to 1997. Portfolio Manager, Head of Overseas Equities at
                                                      Provident Mutual from 1982 to 1992.

Hugh Hunter                  Portfolio Manager       Portfolio Manager for the Sub-adviser and GT Asset Management
 London                       since 1997              since June 1997. Head of Quantitative Emerging Strategy at Baring
                                                      Asset Management (London) ("Barings") from 1992 to 1997.
                                                      Quantitative Analyst at Barings from 1987 to 1992.

Aziz Minhas                  Portfolio Manager       Portfolio Manager for the Sub-adviser and GT Asset Management
 London                       since 1997              since December 1997. Investment Analyst and Senior Investment
                                                      Analyst with Abu Dhabi Investment Authority (London) from 1990 to
                                                      1997.

Darren Read                  Portfolio Manager       Portfolio Manager for the Sub-adviser and GT Asset Management
 London                       since 1997              since May 1997. Senior Investment Analyst at Hermes from 1995 to
                                                      1997. Chartered Accountant in the Financial Markets Division of
                                                      Arthur Andersen from 1991 to 1995.

Christine Rowley             Portfolio Manager       Portfolio Manager for the Sub-adviser GT Asset Management and
 London                       since 1997              INVESCO GT Asset Management Asia Ltd. (Hong Kong), an affiliate of the Sub-adviser, since 1992. Analyst with the Bank of England from 1989 to 1990.

Mark Thorogood               Portfolio Manager       Portfolio Manager for the Sub-adviser and GT Asset Management
 London                       since 1997              since May 1997. Proprietary Trader for ING-Barings (Hong Kong)
                                                      from 1994 to 1997. Analyst and Portfolio Manager for Provident
                                                      Mutual from 1987 to 1994.



                           LATIN AMERICAN GROWTH FUND



                              RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                         THE FUND                                  PAST FIVE YEARS
---------------------------  ----------------------  ------------------------------------------------------------------
Allan Conway                 Portfolio Manager       See description above.
 London                       since 1997

David Manuel                 Portfolio Manager       Portfolio Manager for the Sub-adviser and GT Asset Management
 London                       since 1997              since November 1997. Investment Analyst and Portfolio Manager for
                                                      Abbey Life Investment Services Ltd. (Bournemouth) from 1987 to
                                                      1997, and Head of Latin American Equities from 1994 to 1997.


                               Prospectus Page 40

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


In placing securities orders for the Funds' portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Funds (the "Distribution Agreements"), dated May 29, 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Funds directly and through Financial Institutions with whom AIM Distributors has entered into agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Advisor Class shares of the Funds. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.



AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.



AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class
B. In addition, with respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.


The Latin American Growth Fund has previously suspended the offering of its shares upon the advice of the Sub-adviser that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin American Growth Fund has resumed sales of its shares based upon the Sub-adviser's advice that it is consistent with prudent portfolio management to do so. However, the Latin American Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.



In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable fund's shares or the amount that any particular fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                               Prospectus Page 41

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.



The Company has adopted a Master Distribution Plan applicable to Class A shares of the Funds (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Funds. Under the Class A Plan, each Fund pays compensation to AIM Distributors at an annual rate of 0.50% of the average daily net assets of Class A shares of each Fund.


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of each Fund.


The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of the Funds and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Of the aggregate amount payable under the Plans, payments to Financial Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such Financial Institutions are characterized as a service fee, and payments to Financial Institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain Financial Institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making such payments. For additional information concerning the operation of the Plans see "Distribution Services Relating to the Fund" in the Management section of the Statement of Additional Information.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 42

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by a Fund to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of each Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998. If the Company is reorganized as a Delaware business trust, it is anticipated that Class B shares of each Fund will convert to


                               Prospectus Page 43

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

Class A shares approximately eight years following the initial date the Class B shares were issued.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


                               Prospectus Page 44

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of each Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM EMERGING MARKETS FUND, AIM LATIN AMERICAN GROWTH FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       LEM-PRO-1

                          AIM DEVELOPING MARKETS FUND


                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM DEVELOPING MARKETS FUND (THE "FUND") primarily seeks long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets ordinarily is invested in emerging market equity securities. The Fund also invests in emerging market debt securities, which are selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objectives.


The Fund is designed for long-term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in equity and high yield, high risk ("lower quality") debt securities that are predominantly speculative. Investments of this type are subject to a greater risk of loss of principal and interest. The Fund's investments in securities of issuers in developing markets involves special considerations and risks that are not typically associated with investments in securities of issuers in the United States or in other more established markets. Investors should carefully assess the risks associated with an investment in the Fund.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


An investment in the Fund offers the following advantages:

/ / Access to Securities Markets Around the World


/ / Low $500 Minimum Investment


/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other AIM/GT Funds


/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

/ / Portfolio Rebalancing Program


FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

---------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE  COMMISSION
         PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                  ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                               Prospectus Page 1

                          AIM DEVELOPING MARKETS FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................          8
Risk Factors..............................................................................         14
How to Invest.............................................................................         19
How to Make Exchanges.....................................................................         27
How to Redeem Shares......................................................................         29
Shareholder Account Manual................................................................         31
Calculation of Net Asset Value............................................................         32
Dividends, Other Distributions and Federal Income Taxation................................         33
Management................................................................................         35
Other Information.........................................................................         39


                               Prospectus Page 2

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                      The Fund is a non-diversified series of AIM Investment Funds, Inc., (the "Company").

Investment Objectives:         The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation.

Principal Investments:         The  Fund normally invests a majority of its assets in emerging market equity securities and also may invest in emerging market debt securities.

Principal Risk Factors:        There is no  assurance that the  Fund will achieve  its investment objectives.  The Fund's net  asset value  per  share  will fluctuate,  reflecting  fluctuations in  the  market value  of  its portfolio holdings.

                               The Fund invests in foreign securities. Investments  in foreign securities involve risks relating  to political  and economic developments abroad and the differences between the regulations to which U.S.
                               and foreign  issuers  are  subject.  Individual  foreign  economies  also  may  differ  favorably  or unfavorably  from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset  value, earnings,  and gains  and losses  realized on  sales of  securities. Securities  of foreign  companies may  be less liquid  and their  prices more volatile  than those  of securities of comparable U.S. companies. The Fund  normally invests substantially all of  its assets in issuers  in emerging  markets.  Such investments  entail greater  risks  than investing  in issuers  in developed markets.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall  level of investment  and currency risk  associated with its  present or  planned investments. Such transactions involve certain risks and transaction costs.

                               The  value of  debt securities  held by the  Fund generally  fluctuates inversely  with interest rate movements. Certain investment grade debt securities  may possess speculative qualities. The Fund  may invest  in below investment grade debt securities. Investments  of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate  and individual clients around the  world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its  subsidiaries are an independent  investment management group that  has a significant presence in the institutional and  retail segment  of the  investment management  industry in  North America  and
                               Europe,  and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately 90


                               Prospectus Page 3

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               investment company portfolios. AIM advises the Fund and other investment company portfolios which are sub-advised by the Sub-adviser ("AIM/  GT Funds"). On May 29,  1998, AMVESCAP PLC acquired the  Asset
                               Management  Division of  Liechtenstein Global  Trust AG, which  included the  Sub-adviser and certain other affiliates. AIM  also serves as  the investment adviser  to other mutual  funds, which are  not sub-advised  by the Sub-adviser, that are part of The AIM Family of Funds-Registered Trademark- ("The
                               AIM Family of Funds," and together with the AIM/GT Funds, the "AIM Funds").

Alternative Purchase Plan:     Investors may select Class A or  Class B shares, each subject  to different expenses and a  different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."

  Class A Shares:              Offered  at net asset  value plus any  applicable sales charge  (maximum is 4.75%  of public offering price) and subject to  12b-1 service and  distribution fees at  the annualized rate  of 0.50% of  the average daily net assets of Class A shares.

  Class B Shares:              Offered  at net asset value with no initial  sales charge (a maximum contingent deferred sales charge of 5% of net asset value at  the time of purchase or sale,  whichever is less, is imposed on  certain redemptions  made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares.

Shares Available Through:      Class A and Class B  shares are available through broker/dealers,  banks and other financial  service entities  ("Financial Institutions") that  have entered into agreements  with the Fund's distributor,
                               A I M Distributors, Inc. ("AIM Distributors"). Shares also may be acquired by sending an  application directly  to GT Global Investor Services, Inc. (the  "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares may  be  exchanged  for  shares of  other  AIM/GT  Funds.  See "How  to  Make  Exchanges"  and
                               "Shareholder Account Manual."

Redemptions:                   Shares  may be redeemed  through Financial Institutions  that sell shares  of the Fund  or the Fund's
                               Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


Dividends and Other            Dividends and other  distributions from  net investment  income, net  short- term  capital gain,  net
  Distributions:               capital gain and net gains from foreign currency transactions, if any, are paid annually.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other AIM/GT Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain  other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Value:               Class  A shares quoted daily in the financial section  of most newspapers; Class B shares expected to be quoted.

Other Features:

  Class A Shares:              Letter of Intent                                  Dollar Cost Averaging Program
                               Quantity Discounts                                Automatic Investment Plan
                               Right of Accumulation                             Systematic Withdrawal Plan
                               Reinstatement Privilege                           Portfolio Rebalancing Program

  Class B Shares:              Automatic Investment Plan                         Systematic Withdrawal Plan
                               Dollar Cost Averaging Program                     Portfolio Rebalancing Program


                               Prospectus Page 5

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.0%
  Redemption Charges.................................................................................        None         None
  Exchange Fees......................................................................................        None         None
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.98%        0.98%
  12b-1 distribution and service fees................................................................       0.50%        1.00%
  Other expenses (after estimated reimbursements and waivers)........................................       0.52%        0.52%
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................       2.00%        2.50%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (6):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                            ONE    THREE   FIVE     TEN
                                                                                            YEAR   YEARS   YEARS   YEARS
                                                                                            ----   -----   -----   -----
Class A Shares (4)........................................................................  $67    $108    $151    $270
Class B Shares:
    Assuming a complete redemption at end of period (5)...................................  $77    $111    $157    $286
    Assuming no redemption................................................................  $26    $ 79    $135    $286


------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."



(3) Expenses are estimated based on the fees and expenses the Fund is expected to incur during its initial fiscal year as an open-end fund and AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively. Without reimbursements and waivers, "Other expenses" and "Total Fund Operating Expenses" are estimated to be 0.65% and 2.13%, respectively, for Class A shares and 0.65% and 2.63%, respectively, for Class B shares. "Other expenses" include custody, transfer agent, legal and audit fees and other operating expenses. See "Management" herein and in the Statement of Additional Information for more information. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."



(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes deduction of the applicable contingent deferred sales charge.



(6) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 6

                          AIM DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one share of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund") for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial information in the table below has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information. The Predecessor Fund was a closed-end investment company whose single class of shares traded on the New York Stock Exchange ("NYSE"). On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of the Predecessor Fund. On that date, all shareholders of the Predecessor Fund received Class A shares of the Fund. The fees and expenses of the Fund will differ from those of the Predecessor Fund. The Fund's fiscal year end will be October 31, rather than December 31, which was the Predecessor

Fund's fiscal year end.



                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)
            (SUCCESSOR TO G.T. GLOBAL DEVELOPING MARKETS FUND, INC.)


  (For the entire period shown, the Predecessor Fund operated as a closed-end investment company traded on the NYSE.)

                                                                                                        JAN. 11, 1994
                                                                                      YEAR ENDED        (COMMENCEMENT
                                                                                       DEC. 31,         OF OPERATIONS)
                                                                  PERIOD ENDED   --------------------         TO
                                                                  OCT. 31, 1997    1996       1995      DEC. 31, 1994
                                                                  -------------  ---------  ---------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period............................    $   13.84    $   11.60  $   12.44     $    15.00
                                                                  -------------  ---------  ---------  ----------------
Income from investment operations:
  Net investment income.........................................         0.25         0.53       0.72           0.35
  Net realized and unrealized gain (loss) on investments........        (1.53)        2.19      (0.84)         (2.46)
                                                                  -------------  ---------  ---------  ----------------
    Net increase (decrease) from investment operations..........        (1.28)        2.72      (0.12)         (2.11)
                                                                  -------------  ---------  ---------  ----------------
Distributions to shareholders:
  From net investment income....................................           --        (0.48)     (0.72)         (0.35)
  From net realized gain on investments.........................           --           --         --          (0.10)
                                                                  -------------  ---------  ---------  ----------------
    Total distributions.........................................           --        (0.48)     (0.72)         (0.45)
                                                                  -------------  ---------  ---------  ----------------
Net asset value, end of period..................................    $   12.56    $   13.84  $   11.60     $    12.44
                                                                  -------------  ---------  ---------  ----------------
                                                                  -------------  ---------  ---------  ----------------
Market value, end of period.....................................    $   11.81    $   11.63  $    9.75     $     9.75
                                                                  -------------  ---------  ---------  ----------------
                                                                  -------------  ---------  ---------  ----------------
Total investment return (based on net asset value)(a)...........      (9.25)%+      23.59%    (0.95)%       (14.07)%+
Total investment return (based on market value).................        1.62%(b)    24.18%      6.60%       (32.16)%(b)

Ratios and supplemental data:
Net assets, end of period (in 000's)............................    $ 457,379    $ 504,012  $ 422,348     $  452,872
  Ratio of net investment income to average net assets..........        2.03%++      4.07%      6.33%          2.75%++
Ratio of expenses to average net assets:
  With expense reductions.......................................        1.75%++      1.82%      1.77%          2.01%++
  Without expense reductions....................................        1.83%++      1.85%      1.80%          2.01%++
Portfolio turnover rate.........................................         184%++       138%        75%            56%
Average commission rate per share paid on portfolio
 transactions...................................................    $  0.0023    $  0.0022        N/A            N/A

------------------

+   Not annualized

++  Annualized
(a) Total investment return does not include sales charges and differs from the Predecessor Fund's total investment return based on market value.

N/A Not Applicable
                         ------------------------------

                                                                                 AVERAGE MONTHLY
                                                                                    NUMBER OF
                                                              AVERAGE MONTHLY      REGISTRANT'S
                                            AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT
                                            OUTSTANDING AT      OUTSTANDING        OUTSTANDING      OF DEBT PER SHARE
YEAR ENDED                                   END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD   DURING THE PERIOD
------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997..........................        --             $379,964           36,416,667           $0.0104

                               Prospectus Page 7

                          AIM DEVELOPING MARKETS FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets normally are invested in emerging market equity securities. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, American Depository Receipts, Global Depository Receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. The Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income.

For purposes of the Fund's operations, emerging markets consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of all the countries that the Fund does not currently consider to be emerging markets.

For purposes of the Fund's policy of normally investing substantially all of its assets in issuers in emerging markets, the Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or
(3) organized under the laws of, or with a principal office in, an emerging market.

In selecting investments, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average

                               Prospectus Page 8

                          AIM DEVELOPING MARKETS FUND
growth rates over the long term. The Sub-adviser seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-adviser then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.

As opportunities to invest in securities in other emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests. In some cases, investments in debt securities could provide the Fund with access to emerging markets in the early stages of their economic development, when equity securities are not yet generally available or, in the Sub-adviser's view, do not yet present an acceptable investment alternative. While the Fund generally is not restricted in the portion of its assets that may be invested in a single region, under normal conditions its assets will be invested in issuers in at least four countries, and it will not invest more than 25% of its assets in issuers in one country. The Fund's holdings of any one foreign currency together with securities denominated in or indexed to such currency will not exceed 40% of its assets.

INVESTMENTS IN DEBT SECURITIES. The Fund may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest.

There is no limitation on the percentage of the Fund's assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated; if rated, it is expected that such ratings will be below investment grade. See "Risk Factors -- Risks Associated with Debt Securities" and "-- Risks Associated with Below Investment Grade Debt Securities."

The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, relative interest rate levels and/or the creditworthiness of issuers.

ADDITIONAL INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy for the Fund if it determines such a strategy

                               Prospectus Page 9

                          AIM DEVELOPING MARKETS FUND

to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the Investment Objectives and Policies section of the Statement of Additional Information.


BORROWING AND REVERSE REPURCHASE AGREEMENTS. In connection with meeting requests for the redemption of Fund shares, the Fund may borrow from banks or may borrow through reverse repurchase agreements. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions, but total borrowings may not exceed 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed-upon price that includes an interest component.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-adviser, the size of the premium the Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so.

The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates.

Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities

                               Prospectus Page 10

                          AIM DEVELOPING MARKETS FUND
denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-adviser may not be able to effectively hedge its investment in such markets.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.


Investment in other investment companies may involve the payment of substantial premiums above the value of their portfolio securities and multiple layering of fees and expenses and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in another investment company, the Fund would bear its ratable share of that company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such

                               Prospectus Page 11

                          AIM DEVELOPING MARKETS FUND
assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other

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                          AIM DEVELOPING MARKETS FUND
financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.


OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. A "majority of its outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

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                                  RISK FACTORS

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GENERAL. There is no assurance that the Fund will achieve its investment objectives. Investing in the Fund entails a substantial degree of risk, and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.


The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by each Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.



In addition, the value of debt securities held by the Fund generally will fluctuate with the perceived creditworthiness of the issuers of such securities and interest rates.


NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing that income.

Investing in some foreign countries involves risks relating to potential political and economic instability within such countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it.

INVESTING IN EMERGING MARKETS. Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies

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and securities markets of certain countries with emerging markets.

Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists. During the period commencing with the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

RISKS ASSOCIATED WITH BELOW INVESTMENT GRADE DEBT SECURITIES. The Fund may invest up to 50% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities.

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Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting it, such as its inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or that are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include (1) potential adverse publicity, (2) heightened sensitivity to general economic or political conditions and (3) the likely adverse impact of a major economic recession.

The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange

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rate of the currency would adversely affect the value of the security expressed in dollars.

Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Fund is authorized to enter into options, futures and forward currency transactions. These transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social

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and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect its willingness to service its sovereign debt. Although the Sub-adviser intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans -- typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

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                                 HOW TO INVEST

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GENERAL. Shares of the Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly or quarterly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN $250,000 FOR CLASS B SHARES.

PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.

Investors also may purchase shares of the Fund by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

                               Prospectus Page 19

                          AIM DEVELOPING MARKETS FUND

CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and normally have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.


                           PURCHASING CLASS A SHARES

The Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $50,000.........           4.75%            4.99%           4.00%
$50,000 but less
  than $100,000...           4.00             4.17            3.25
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           2.50             2.56            2.00
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60


PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. To receive a reduction in the initial sales charge, at the time of


                               Prospectus Page 20

                          AIM DEVELOPING MARKETS FUND

purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. Purchases of Class B shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges for Class A shares.


The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;


/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension Account ("SARSEP"), a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").


SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Fund through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Health Care Fund in October 1989, and who have


                               Prospectus Page 21

                          AIM DEVELOPING MARKETS FUND

continuously held shares in the AIM/GT Funds since that time; and (l) former or current Class A shareholders of The AIM Family of Funds, but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a concurrent redemption of Class A shares of The AIM Family of Funds (on which a sales charge was paid) invested in Class A shares of the Fund.



In addition, shares of any AIM/GT Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM/GT Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM/GT Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the AIM/GT Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND. AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other AIM/GT Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash
Fund) plus (c) the price of all shares of AIM Funds (other than shares of AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer


                               Prospectus Page 22

                          AIM DEVELOPING MARKETS FUND

Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other AIM Funds (other than AIM Dollar Fund, AIM Cash Reserve Shares of AIM Money Market Fund and AIM Tax-Exempt Cash
Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of AIM/GT Fund Class A shares (other than shares of AIM Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s). To receive a reduction in the initial sales charge, at the time of purchase, investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification.


If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.


Investors should be aware that the Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. If all ongoing sales of the Fund shares are suspended, however, an LOI executed in connection with the offering of the Fund's shares may continue to be completed by the purchase of shares of one or more other AIM/GT Funds (other than AIM Dollar Fund).



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER AIM/GT FUNDS (OTHER THAN AIM DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any AIM/GT Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c)


                               Prospectus Page 23

                          AIM DEVELOPING MARKETS FUND

above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".


                           PURCHASING CLASS B SHARES


The Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                              CONTINGENT DEFERRED SALES
                                CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE     AMOUNT SUBJECT TO CHARGE
---------------------------  ---------------------------
First......................              5%
Second.....................              4%
Third......................              3%
Fourth.....................              3%
Fifth......................              2%
Sixth......................              1%
Seventh and Following......             None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating


                               Prospectus Page 24

                          AIM DEVELOPING MARKETS FUND
Rate Fund. The purchase of Class B shares will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.


CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus and (5) effected by AIM of its investment in Class B shares.


Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:


(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM/GT Fund;


(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;


(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more AIM Funds;


(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.



DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of the Fund through the Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month; accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets.


                               Prospectus Page 25

                          AIM DEVELOPING MARKETS FUND
Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the AIM Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the AIM Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their Financial Institution or AIM Distributors for more information.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/GT Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchange(s)." If shares of the AIM/GT Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM/GT Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The AIM/GT Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM/ GT Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Adviser or AIM Distributors for more information.


                               Prospectus Page 26

                          AIM DEVELOPING MARKETS FUND


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------


Shares of the Fund may be exchanged for shares of the same class of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



EXCHANGES WITH THE AIM FAMILY OF FUNDS. Currently no exchanges are permitted between the Fund and funds of The AIM Family of Funds. However, it is anticipated that such exchanges will be offered prior to October 1, 1998. In addition, as of the date of this prospectus, Class A shares of the Fund may be redeemed and the proceeds invested without imposition of a front end sales charge in Class A shares of funds of The AIM Family of Funds upon receipt of the redemption proceeds by the transfer agent of The AIM Family of Funds.


                               Prospectus Page 27

                          AIM DEVELOPING MARKETS FUND


The AIM Family of Funds includes the following funds:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND



An investor interested in making a net asset value purchase of The AIM Family of Funds should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other mutual fund(s) being considered. Certain Financial Institutions may charge a fee for handling net asset value purchases.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 28

                          AIM DEVELOPING MARKETS FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares), and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions which sell shares of the Fund may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS

                               Prospectus Page 29

                          AIM DEVELOPING MARKETS FUND
FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Fund with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 30

                          AIM DEVELOPING MARKETS FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 31

                          AIM DEVELOPING MARKETS FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including dividends and interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding. Net asset value is determined separately for each class of the Fund's shares.

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which the securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for the securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different service and distribution fees borne by each class of shares will result in different net asset values. The net asset value of the Class B shares generally will be lower than that of the Class A shares because of the higher service and distribution fees borne by the Class B shares. The net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


                               Prospectus Page 32

                          AIM DEVELOPING MARKETS FUND

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other AIM/GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate

                               Prospectus Page 33

                          AIM DEVELOPING MARKETS FUND

taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or of any other mutual fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 34

                          AIM DEVELOPING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Directors. See "Board of Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than that paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management

                               Prospectus Page 35

                          AIM DEVELOPING MARKETS FUND
industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                                 RESPONSIBILITIES                             BUSINESS EXPERIENCE
       NAME/OFFICE                 FOR THE FUND                                 PAST FIVE YEARS
--------------------------  --------------------------  ---------------------------------------------------------------
Allan Conway                Portfolio Manager since     Head of Global Emerging Market Equities for the Sub- adviser
 London                      1997                        and INVESCO GT Asset Management PLC (London) ("GT Asset
                                                         Management"), an affiliate of the Sub-adviser, since January
                                                         1997. Director of International Equities at Hermes Investment
                                                         Management from 1992 to 1997, Portfolio Manager, Head of
                                                         Overseas Equities, at Provident Mutual from 1982 to 1992.
Mark Thorogood              Portfolio Manager           Portfolio Manager for the Sub-adviser and GT Asset Management
 London                      since 1997                  since May 1997. Proprietary Trader for ING-Barings (Hong Kong)
                                                         from 1994 to 1997. Analyst and Portfolio Manager for Provident
                                                         Mutual from 1987 to 1994.
Cheng-Hock Lau              Portfolio Manager since     Chief Investment Officer for Global Fixed Income for the
 New York                    1997                        Sub-adviser since October 1996. Senior Portfolio Manager for
                                                         Global/International Fixed Income for the Sub-adviser from
                                                         July 1995 to October 1996. Employed by Chancellor Capital
                                                         Management, Inc. ("Chancellor Capital"), a predecessor of the
                                                         Sub-adviser, from 1995 to October 1996. Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company
                                                         International from 1993 to 1995. Vice President at Bankers
                                                         Trust Company from 1991 to 1993.


                            ------------------------


In placing securities orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Fund (the "Distribution Agreements"), dated May 29, 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Fund directly and through Financial Institutions with whom AIM Distributors has entered into agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Advisor Class shares of the Fund. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions on Class A or Class B shares. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with


                               Prospectus Page 36

                          AIM DEVELOPING MARKETS FUND

AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. In addition, with respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.


The Fund reserves the right to suspend the offering of its shares upon the advice of the Sub-adviser that doing so is in the best interests of the portfolio management process.


In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.



The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund. Under the Class A Plan the Fund pays compensation to AIM Distributors at an annual rate of 0.50% of the average daily net assets of Class A shares of the Fund.


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of the Fund.


The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of the Fund. Payments also can be directed by AIM Distributors to Financial Institutions who have entered into service agreements with respect to Class A and Class B shares of the Fund and who provide continuing personal services to their customers who own Class A and Class B shares of the Fund. The service fees payable to selected Financial Institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such Institution's


                               Prospectus Page 37

                          AIM DEVELOPING MARKETS FUND

customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Of the aggregate amount payable under the Plans, payments to Financial Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such Financial Institutions are characterized as a service fee, and payments to Financial Institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain Financial Institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments. For additional information concerning the operation of the Plans see "Distribution Services Relating to the Fund" in the Management section of the Statement of Additional Information.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 38

                          AIM DEVELOPING MARKETS FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998. If the Company is reorganized as a Delaware business trust, it is anticipated that Class B shares of the Fund will convert to Class A shares approximately eight years


                               Prospectus Page 39

                          AIM DEVELOPING MARKETS FUND

following the initial date the Class B shares were issued.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Fund and its shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, and maintains its offices at

                               Prospectus Page 40

                          AIM DEVELOPING MARKETS FUND
California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 41

                          AIM DEVELOPING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                          AIM DEVELOPING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds


AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.


AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.


AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies


AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers


/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services


AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide


AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure


AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe


AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America


/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY GROWTH FUND


Invests in equity securities of small U.S. companies


AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued


AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities


AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets


AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM DEVELOPING MARKETS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   DVM-PRO-1

                            AIM GLOBAL THEME FUNDS:
                                 ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


        AIM GLOBAL FINANCIAL SERVICES FUND             AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
          AIM GLOBAL INFRASTRUCTURE FUND                         AIM GLOBAL HEALTH CARE FUND
             AIM GLOBAL RESOURCES FUND                       AIM GLOBAL TELECOMMUNICATIONS FUND



AIM GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.



AIM GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



AIM GLOBAL RESOURCES FUND ("RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Resources Portfolio ("Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.



AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.



AIM GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.



AIM GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolios are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
    PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             AIM GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         16
Risk Factors..............................................................................         24
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         38
Other Information.........................................................................         41


                               Prospectus Page 2

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds and the Portfolios:  Each Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"). Each Portfolio is a
                               diversified series of Global Investment Portfolio. The Portfolios, Health Care Fund and
                               Telecommunications Fund are referred to herein as the "Theme Portfolios."

Investment Objectives:         The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services
                               Fund seek long-term capital growth. The Health Care Fund seeks long-term capital appreciation. The
                               Telecommunications Fund seeks long-term growth of capital.

Principal Investments:         The Financial Services Fund invests all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.

                               The Infrastructure Fund invests all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.

                               The Resources Fund invests all of its investable assets in the Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

                               The Consumer Products and Services Fund invests all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The Health Care Fund invests primarily in equity securities of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's portfolio holdings. Each Theme Portfolio's policy of concentrating its investments in companies in its particular industries may cause a Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

                               Each Theme Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign


                               Prospectus Page 3

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               currency exchange rates will affect a Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

                               Each Theme Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               The Financial Services Portfolio, Health Care Fund and Telecommunications Fund may each invest up to
                               5%, and the Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services
                               Portfolio, may each invest up to 20%, of its total assets in below investment grade debt securities.
                               Investments of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately 90 investment company portfolios. AIM advises the Funds and other investment company portfolios which are sub-advised by the Sub-adviser ("AIM/GT Funds"). On May 29,
                               1998, AMVESCAP PLC acquired the Asset Management Division of Liechtenstein Global Trust AG, which included the Sub- adviser and certain other affiliates. AIM also serves as the investment adviser to other mutual funds, which are not sub-advised by the Sub- adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds")

Advisor Class Shares:          Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee"



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by INVESCO (NY), Inc.
                               or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; (e) any of
                               the companies composing or affiliated with AMVESCAP PLC; and (f) AIM New Dimension Fund.

Shares Available Through:      Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares may be exchanged for Advisor Class shares of other AIM/GT Funds. See "How to
                               Make Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through the Funds' Transfer Agent. See "How to Redeem Shares" and "Shareholder
                               Account Manual."

Dividends and Other            Dividends are paid annually from net investment income and realized net short-term capital gain;
  Distributions:               other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor Class shares of other AIM/GT Funds.


                               Prospectus Page 5

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):

                                                             AIM GLOBAL          AIM GLOBAL            AIM GLOBAL
                                                             HEALTH CARE     TELECOMMUNICATIONS    FINANCIAL SERVICES
                                                                FUND                FUND                  FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
   (as a % of offering price)............................          None                None                  None
  Sales charges on reinvested distributions to
   shareholders..........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less).................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees..........................................          None                None                  None
ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.97%               0.94%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses (after reimbursements)..................         0.33%               0.40%                 0.52%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.30%               1.34%                 1.50%
                                                                -------             -------               -------
                                                                -------             -------               -------


                                                                                                       AIM GLOBAL
                                                             AIM GLOBAL                             CONSUMER PRODUCTS
                                                           INFRASTRUCTURE        AIM GLOBAL                AND
                                                                FUND           RESOURCES FUND         SERVICES FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
   (as a % of offering price)............................          None                None                  None
  Sales charges on reinvested distributions to
   shareholders..........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less).................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees..........................................          None                None                  None
ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.98%               0.98%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses (after reimbursements)..................         0.52%               0.52%                 0.51%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.50%               1.50%                 1.49%
                                                                -------             -------               -------
                                                                -------             -------               -------


                               Prospectus Page 6

                             AIM GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                             AIM GLOBAL                     AIM GLOBAL                     AIM GLOBAL
                                             HEALTH CARE                TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                FUND                           FUND                           FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $13    $41    $ 72    $158    $14    $ 43    $ 74    $162    $ 15    $ 48    $ 82    $180



                                             AIM GLOBAL                     AIM GLOBAL                     AIM GLOBAL
                                           INFRASTRUCTURE                   RESOURCES                   CONSUMER PRODUCTS
                                                FUND                           FUND                     AND SERVICES FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $15    $48    $ 82    $180    $15    $ 48    $ 82    $180    $ 15    $ 47    $ 82    $179


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS.



(2) Expenses are based on the Funds' fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of each Fund's Advisor Class shares. Without reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.88% and 1.86%, respectively, for Advisor Class shares of the Financial Services Fund; 0.60% and 1.58%, respectively, for Advisor Class shares of the Infrastructure Fund; and 0.65% and 1.63%, respectively, for Advisor Class Shares of the Resources Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



    The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.


                               Prospectus Page 7

                             AIM GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.



                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)


                                                            CLASS A+
                                ----------------------------------------------------------------
                                                      YEAR ENDED OCT. 31,
                                ----------------------------------------------------------------
                                  1997*      1996*      1995       1994*      1993*      1992
                                ---------  ---------  ---------  ---------  ---------  ---------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   23.60  $   21.84  $   19.60  $   17.86  $   17.44  $   19.29
                                ---------  ---------  ---------  ---------  ---------  ---------
Income from investment
 operations:
  Net investment income
   (loss).....................      (0.25)     (0.17)     (0.15)     (0.22)     (0.15)     (0.18)
  Net realized and unrealized
   gain (loss) on
   investments................       6.48       4.79       3.73       2.02       0.57      (1.53)
                                ---------  ---------  ---------  ---------  ---------  ---------
  Net increase (decrease) from
   investment operations......       6.23       4.62       3.58       1.80       0.42      (1.71)
                                ---------  ---------  ---------  ---------  ---------  ---------
Distributions:
  From net investment
   income.....................         --         --         --         --         --         --
  From net realized gain on
   investments................      (1.85)     (2.86)     (1.34)        --         --      (0.14)
  In excess of net realized
   gain on investments........         --         --         --      (0.06)        --         --
                                ---------  ---------  ---------  ---------  ---------  ---------
    Total distributions.......      (1.85)     (2.86)     (1.34)     (0.06)        --      (0.14)
                                ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of
 period.......................  $   27.98  $   23.60  $   21.84  $   19.60  $   17.86  $   17.44
                                ---------  ---------  ---------  ---------  ---------  ---------
                                ---------  ---------  ---------  ---------  ---------  ---------
Total investment return (c)...     28.36%     23.14%     19.79%     10.11%       2.4%     (8.9)%
                                ---------  ---------  ---------  ---------  ---------  ---------
                                ---------  ---------  ---------  ---------  ---------  ---------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 472,083  $ 467,861  $ 426,380  $ 438,940  $ 461,113  $ 655,867
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....    (1.00)%    (0.71)%    (0.72)%    (1.23)%     (0.9)%    (0.97)%
  Without expense
   reductions.................    (1.03)%    (0.75)%    (0.78)%        N/A        N/A        N/A
Ratio of expenses to average
 net assets:
  With expense reduction......      1.77%      1.80%      1.85%      1.98%       2.0%      2.05%
  Without expense reduction...      1.80%      1.84%      1.91%        N/A        N/A        N/A
Portfolio turnover rate +++...       149%       157%        99%        64%        61%        30%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $  0.0490  $  0.0548        N/A        N/A        N/A        N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.
N/A Not Applicable.

                               Prospectus Page 8

                             AIM GLOBAL THEME FUNDS


                          AIM GLOBAL HEALTH CARE FUND
                                  (CONTINUED)


                                                                    CLASS A+                           ADVISOR CLASS**
                                                      -------------------------------------   ---------------------------------
                                                       YEAR ENDED OCT.      AUG. 7, 1989       YEAR ENDED OCT.
                                                             31,            (COMMENCEMENT            31,          JUNE 1, 1995
                                                      ------------------  OF OPERATIONS) TO   ------------------       TO
                                                        1991      1990      OCT. 31, 1989      1997*     1996*    OCT. 31, 1995
                                                      --------  --------  -----------------   --------  --------  -------------
Per Share Operating Performance:
Net asset value, beginning of period................  $  12.83  $  11.83       $ 11.43        $  23.77  $  21.88    $  18.66
                                                      --------  --------      --------        --------  --------  -------------
Income from investment operations:
  Net investment income (loss)......................      0.03      0.06          0.01           (0.12)    (0.05)      (0.02)
  Net realized and unrealized gain (loss) on
   investments......................................      6.78      0.97          0.39            6.54      4.80        3.24
                                                      --------  --------      --------        --------  --------  -------------
  Net increase (decrease) from investment
   operations.......................................      6.81      1.03          0.40            6.42      4.75        3.22
                                                      --------  --------      --------        --------  --------  -------------
Distributions:
  From net investment income........................     (0.07)    (0.03)           --              --        --          --
  From net realized gain on investments.............     (0.28)       --            --           (1.85)    (2.86)         --
  In excess of net realized gain on investments.....        --        --            --              --        --          --
                                                      --------  --------      --------        --------  --------  -------------
    Total distributions.............................     (0.35)    (0.03)           --           (1.85)    (2.86)         --
                                                      --------  --------      --------        --------  --------  -------------
Net asset value, end of period......................  $  19.29  $  12.83       $ 11.83        $  28.34  $  23.77    $  21.88
                                                      --------  --------      --------        --------  --------  -------------
                                                      --------  --------      --------        --------  --------  -------------
Total investment return (c).........................     54.2%      8.7%          3.5%(a)       29.00%    23.82%      17.10%(a)
                                                      --------  --------      --------        --------  --------  -------------
                                                      --------  --------      --------        --------  --------  -------------

Ratios and supplemental data:
Net assets, end of period (in 000's)................  $552,897  $145,544       $49,903        $  6,819  $  1,152    $    539
Ratio of net investment income (loss) to average net
 assets:
  With expense reduction............................     0.19%     0.66%          3.2%(b)      (0.50)%   (0.21)%     (0.22)%(b)
  Without expense reduction.........................       N/A       N/A           N/A         (0.53)%   (0.25)%     (0.28)%(b)
Ratio of expenses to average net assets:
  With expense reduction............................     2.01%     2.39%          2.5%(b)        1.27%     1.30%       1.35%(b)
  Without expense reduction.........................       N/A       N/A           N/A           1.30%     1.34%       1.41%(b)
Portfolio turnover rate +++.........................       23%       34%          183%(b)         149%      157%         99%
Average commission rate per share paid on portfolio
 transactions +++...................................       N/A       N/A           N/A        $ 0.0490  $ 0.0548         N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --             $ 323,288           24,106,677         $  0.0134

                               Prospectus Page 9

                             AIM GLOBAL THEME FUNDS


                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND)


                                                      CLASS A                                ADVISOR CLASS+
                                     -----------------------------------------  ----------------------------------------
                                                               DEC. 30, 1994
                                      YEAR ENDED OCT. 31,    (COMMENCEMENT OF     YEAR ENDED OCT. 31,     JUNE 1, 1995
                                     ----------------------   OPERATIONS) TO    -----------------------        TO
                                       1997*       1996*      OCT. 31, 1995*      1997*        1996*     OCT. 31, 1995*
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $    20.98  $    14.59    $       11.43    $    21.15  $     14.64   $       11.84
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
Income from investment operations:
  Net investment income (loss).....       (0.15)      (0.22)            0.02**       (0.04)       (0.13)           0.04**
  Net realized and unrealized gain
   on investments..................        2.27        7.13             3.14          2.30         7.16            2.76
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
  Net increase from investment
   operations......................        2.12        6.91             3.16          2.26         7.03            2.80
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
Distributions:
  From net realized gain on
   investments.....................       (0.91)      (0.52)              --         (0.91)       (0.52)             --
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
    Total distributions............       (0.91)      (0.52)              --         (0.91)       (0.52)             --
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
Net asset value, end of period.....  $    22.19  $    20.98    $       14.59    $    22.50  $     21.15   $       14.64
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
Total investment return (c)........      10.55%      48.82%           27.65%(b)     11.15%       49.50%          23.65%(b)
                                     ----------  ----------  -----------------  ----------  -----------  ---------------
                                     ----------  ----------  -----------------  ----------  -----------  ---------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $   62,637  $   76,900    $       4,082    $    6,047  $     7,446   $         164
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement by the
   Sub-adviser.....................     (0.72)%     (1.14)%            0.20%(a)    (0.22)%      (0.64)%           0.70%(a)
  Without expense reductions and
   reimbursement by the
   Sub-adviser.....................     (0.87)%     (1.24)%         (11.11)%(a)    (0.37)%      (0.74)%        (10.61)%(a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by the
   Sub-adviser.....................       1.84%       2.24%            2.32%(a)      1.34%        1.74%           1.82%(a)
  Without expense reductions and
   reimbursement by the
   Sub-adviser.....................       1.99%       2.34%           13.63%(a)      1.49%        1.84%          13.13%(a)
Portfolio turnover rate ++.........        392%        169%             240%(a)       392%         169%            240%(a)
Average commission rate per share
 paid on portfolio transactions
 ++................................  $   0.0319  $   0.0545              N/A    $   0.0319  $    0.0545             N/A

------------------
+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.

* These selected per share data were calculated based upon average shares outstanding during the period.

** Before reimbursement by the Sub-adviser, net investment income per share would have been reduced by $1.12 and $0.61, for Class A and Advisor Class, respectively.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                            ------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --             $ 103,293           8,302,173          $  0.0124

                               Prospectus Page 10

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                                                                                       CLASS A+
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED OCT. 31,
                                                              ----------------------------------------------------------
                                                               1997(C)     1996(C)       1995      1994(C)       1993
                                                              ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period........................  $    16.69  $    16.42  $    17.80  $    16.92  $    11.16
                                                              ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..............................       (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain (loss) on investments....        2.93        1.22       (0.43)       1.17        5.83
                                                              ----------  ----------  ----------  ----------  ----------
  Net increase (decrease) from investment operations........        2.76        1.09       (0.52)       1.16        5.91
                                                              ----------  ----------  ----------  ----------  ----------
Distributions:
  From net investment income................................          --          --          --       (0.01)      (0.15)
  From net realized gain on investments.....................       (1.41)      (0.82)      (0.86)      (0.27)         --
                                                              ----------  ----------  ----------  ----------  ----------
    Total distributions.....................................       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                                              ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..............................  $    18.04  $    16.69  $    16.42  $    17.80  $    16.92
                                                              ----------  ----------  ----------  ----------  ----------
                                                              ----------  ----------  ----------  ----------  ----------
Total investment return (d).................................      17.70%       7.00%     (2.88)%       7.02%       53.6%
                                                              ----------  ----------  ----------  ----------  ----------
                                                              ----------  ----------  ----------  ----------  ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $  910,801  $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income to average net assets:
  With expense reductions...................................     (1.01)%     (0.84)%     (0.49)%     (0.02)%        0.8%
  Without expense reductions................................     (1.06)%     (0.89)%     (0.55)%         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions...................................       1.79%       1.74%       1.77%        1.8%        2.0%
  Without expense reductions................................       1.84%       1.79%       1.83%         N/A         N/A
Portfolio turnover rate ++..................................         35%         37%         62%         57%         41%
Average commission rate per share paid on portfolio
 transactions ++............................................  $   0.0085  $   0.0165         N/A         N/A         N/A


                                                               JAN. 27, 1992
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               OCT. 31, 1992
                                                              ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................     $    11.43
                                                              ----------------
Income from investment operations:
  Net investment income (loss)..............................           0.14*
  Net realized and unrealized gain (loss) on investments....          (0.41)
                                                              ----------------
  Net increase (decrease) from investment operations........          (0.27)
                                                              ----------------
Distributions:
  From net investment income................................             --
  From net realized gain on investments.....................             --
                                                              ----------------
    Total distributions.....................................             --
                                                              ----------------
Net asset value, end of period..............................     $    11.16
                                                              ----------------
                                                              ----------------
Total investment return (d).................................         (2.4)%(a)
                                                              ----------------
                                                              ----------------
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $  442,862
Ratio of net investment income to average net assets:
  With expense reductions...................................           2.1%*(b)
  Without expense reductions................................            N/A
Ratio of expenses to average net assets:
  With expense reductions...................................           2.3%*(b)
  Without expense reductions................................            N/A
Portfolio turnover rate ++..................................             4%(b)
Average commission rate per share paid on portfolio
 transactions ++............................................            N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 11

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)


                                                                 ADVISOR CLASS**
                                                    -----------------------------------------
                                                       YEAR ENDED OCT. 31,      JUNE 1, 1995
                                                    -------------------------        TO
                                                      1997(C)       1996(C)     OCT. 31, 1995
                                                    -----------   -----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............   $    16.81    $    16.46     $  15.24
                                                    -----------   -----------   -------------
Income from investment operations:
  Net investment income (loss)....................        (0.09)        (0.05)          --
  Net realized and unrealized gain (loss) on
   investments....................................         2.97          1.22         1.22
                                                    -----------   -----------   -------------
  Net increase (decrease) from investment
   operations.....................................         2.88          1.17         1.22
                                                    -----------   -----------   -------------
Distributions:
  From net investment income......................           --            --           --
  From net realized gain on investments...........        (1.41)        (0.82)          --
                                                    -----------   -----------   -------------
    Total distributions...........................        (1.41)        (0.82)          --
                                                    -----------   -----------   -------------
Net asset value, end of period....................   $    18.28    $    16.81     $  16.46
                                                    -----------   -----------   -------------
                                                    -----------   -----------   -------------
Total investment return (d).......................       18.33%         7.49%        7.94%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)..............   $    4,783    $      945     $    681
Ratio of net investment income to average net
 assets:
  With expense reductions.........................      (0.51)%       (0.34)%        0.01%(b)
  Without expense reductions......................      (0.56)%       (0.39)%        0.07%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................        1.29%         1.24%        1.27%(b)
  Without expense reductions......................        1.34%         1.29%        1.33%(b)
Portfolio turnover rate ++........................          35%           37%          62%
Average commission rate per share paid on
 portfolio transactions ++........................   $   0.0085    $   0.0165          N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --            $ 8,225,969         113,614,232         $  0.0724

                               Prospectus Page 12

                             AIM GLOBAL THEME FUNDS


                       AIM GLOBAL FINANCIAL SERVICES FUND
                  (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND)

                                                                CLASS A
                                          ----------------------------------------------------
                                                                                     MAY 31,
                                                                                       1994
                                                                                    (COMMENCEMENT      ADVISOR CLASS+
                                                                                        OF       ------------------------
                                                                                    OPERATIONS)
                                                    YEAR ENDED OCT. 31,             TO             YEAR ENDED OCT. 31,
                                          ---------------------------------------    OCT. 31,    ------------------------
                                            1997(D)       1996(D)       1995(D)        1994        1997(D)      1996(D)
                                          -----------   -----------   -----------   ----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    14.20    $    11.92    $    11.62    $  11.43     $    14.26    $  11.95
                                          -----------   -----------   -----------   ----------   -----------   ----------
Income from investment operations:
  Net investment income (loss)..........         0.04          0.05*         0.17*       0.02*          0.12        0.12*
  Net realized and unrealized gain
   (loss) on investments................         3.97          2.36          0.13        0.17           4.01        2.36
                                          -----------   -----------   -----------   ----------   -----------   ----------
  Net increase (decrease) from
   investment operations................         4.01          2.41          0.30        0.19           4.13        2.48
                                          -----------   -----------   -----------   ----------   -----------   ----------
Distributions:
  From net investment income............           --         (0.12)           --          --             --       (0.16)
  From net realized gain on
   investments..........................        (0.99)        (0.01)           --          --          (0.99)      (0.01)
                                          -----------   -----------   -----------   ----------   -----------   ----------
    Total distributions.................        (0.99)        (0.13)           --          --          (0.99)      (0.17)
                                          -----------   -----------   -----------   ----------   -----------   ----------
Net asset value, end of period..........   $    17.22    $    14.20    $    11.92    $  11.62     $    17.40    $  14.26
                                          -----------   -----------   -----------   ----------   -----------   ----------
                                          -----------   -----------   -----------   ----------   -----------   ----------
Total investment return (b).............       29.91%        20.21%         2.58%       1.66%(c)      30.52%      20.87%
                                          -----------   -----------   -----------   ----------   -----------   ----------
                                          -----------   -----------   -----------   ----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   29,639    $    7,302    $    5,687    $  3,175     $    3,738    $     72
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...        0.23%         0.41%         1.46%       0.66%(a)       0.73%       0.91%
  Without expense reductions and
   reimbursement from the Sub-adviser...        0.16%       (0.66)%       (5.34)%     (7.26)%(a)       0.66%(a)   (0.16)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...        2.29%         2.32%         2.34%       2.40%(a)       1.79%       1.82%
  Without expense reductions and
   reimbursement from the Sub-adviser...        2.36%         3.39%         9.14%      10.32%(a)       1.86%       2.89%
Portfolio turnover rate ++..............          91%          103%          170%         53%(a)         91%        103%
Average commission rate per share paid
 on portfolio transactions ++...........   $   0.0014    $   0.0080           N/A         N/A     $   0.0014    $ 0.0080


                                          JUNE 1, 1995
                                               TO
                                            OCT. 31,
                                            1995(D)
                                          ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 11.09
                                          ------------
Income from investment operations:
  Net investment income (loss)..........       0.09*
  Net realized and unrealized gain
   (loss) on investments................       0.77
                                          ------------
  Net increase (decrease) from
   investment operations................       0.86
                                          ------------
Distributions:
  From net investment income............         --
  From net realized gain on
   investments..........................         --
                                          ------------
    Total distributions.................         --
                                          ------------
Net asset value, end of period..........    $ 11.95
                                          ------------
                                          ------------
Total investment return (b).............      7.75%(c)
                                          ------------
                                          ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $    31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...      1.96%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...    (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Sub-adviser...      1.84%(a)
  Without expense reductions and
   reimbursement from the Sub-adviser...      8.64%(a)
Portfolio turnover rate ++..............       170%
Average commission rate per share paid
 on portfolio transactions ++...........        N/A

------------------
(a) Annualized.

(b) Total investment return does not include sales charges.

(c) Not annualized.

(d) These selected per share data were calculated based upon average shares outstanding during the period.


* Before reimbursement by the Sub-adviser, the net investment income per share would have been reduced by $0.13 for Class A and Advisor Class for the year ended Oct. 31, 1996, $0.59 and $0.30 for Class A and Advisor Class, respectively, for the period ended Oct. 31, 1995, and $0.23 for Class A from May 31, 1994 to Oct. 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

N/A Not Applicable.

                               Prospectus Page 13

                             AIM GLOBAL THEME FUNDS


                         AIM GLOBAL INFRASTRUCTURE FUND
                    (FORMERLY GT GLOBAL INFRASTRUCTURE FUND)

                                                            CLASS A
                                          --------------------------------------------
                                                                       MAY 31, 1994
                                             YEAR ENDED OCT. 31,       (COMMENCEMENT
                                          -------------------------  OF OPERATIONS) TO
                                          1997(D)  1996(D)   1995      OCT. 31, 1994
                                          -------  -------  -------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 14.42  $ 12.11  $ 12.47       $ 11.43
                                          -------  -------  -------      --------
Income from investment operations:
  Net investment income (loss)..........    (0.01)   (0.03)   (0.03)*         0.01*
  Net realized and unrealized gain
   (loss) on investments................     1.32     2.34    (0.33)         1.03
                                          -------  -------  -------      --------
  Net increase (decrease) from
   investment operations................     1.31     2.31    (0.36)         1.04
                                          -------  -------  -------      --------
Distributions:
  From net realized gain on
   investments..........................    (0.72)      --       --            --
    Total distributions.................    (0.72)      --       --            --
Net asset value, end of period..........  $ 15.01  $ 14.42  $ 12.11       $ 12.47
                                          -------  -------  -------      --------
                                          -------  -------  -------      --------
Total investment return (c).............    9.38%   19.08%  (2.89)%         9.10%(b)
                                          -------  -------  -------      --------
                                          -------  -------  -------      --------

Ratios and supplemental data:
Net assets, end of period (in 000's)....  $38,281  $38,397  $36,241       $23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Sub-adviser.....  (0.09)%  (0.19)%  (0.32)%         0.41%(a)
  Without expense reductions and
   reimbursement by the Sub-adviser.....  (0.17)%  (0.30)%  (0.58)%       (0.47)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Sub-adviser.....    2.00%    2.14%    2.36%         2.40%(a)
  Without expense reductions and
   reimbursement by the Sub-adviser.....    2.08%    2.25%    2.62%         3.28%(a)
Portfolio turnover rate ++..............      41%      41%      45%           18%
Average commission rate per share paid
 on portfolio transactions ++...........  $0.0046  $0.0109      N/A           N/A

                                                  ADVISOR CLASS+
                                          -------------------------------

                                             YEAR ENDED
                                              OCT. 31,      JUNE 1, 1995
                                          ----------------       TO
                                          1997(D)  1996(D)  OCT. 31, 1995
                                          -------  -------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 14.52  $ 12.14     $ 12.00
                                          -------  -------  -------------
Income from investment operations:
  Net investment income (loss)..........     0.05     0.04        0.02*
  Net realized and unrealized gain
   (loss) on investments................     1.38     2.34        0.12
                                          -------  -------  -------------
  Net increase (decrease) from
   investment operations................     1.43     2.38        0.14
                                          -------  -------  -------------
Distributions:
  From net realized gain on
   investments..........................    (0.72)      --          --
    Total distributions.................    (0.72)      --          --
Net asset value, end of period..........  $ 15.23  $ 14.52     $ 12.14
                                          -------  -------  -------------
                                          -------  -------  -------------
Total investment return (c).............   10.10%   19.60%       1.17%(b)
                                          -------  -------  -------------
                                          -------  -------  -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 2,539  $   344     $   216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Sub-adviser.....    0.41%    0.31%       0.18%(a)
  Without expense reductions and
   reimbursement by the Sub-adviser.....    0.33%    0.20%     (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Sub-adviser.....    1.50%    1.64%       1.86%(a)
  Without expense reductions and
   reimbursement by the Sub-adviser.....    1.58%    1.75%       2.12%(a)
Portfolio turnover rate ++..............      41%      41%         45%
Average commission rate per share paid
 on portfolio transactions ++...........  $0.0046  $0.0109         N/A

------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

* Before reimbursement by the Sub-adviser, the net investment income per share would have been reduced by $0.03 for Class A shares and $0.02 for Advisor Class for the year ended Oct. 31, 1995. Net investment income per share would have been reduced by $0.02 for Class A from May 31, 1994 to Oct. 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Infrastructure Portfolio.

N/A Not Applicable.

                               Prospectus Page 14

                             AIM GLOBAL THEME FUNDS


                           AIM GLOBAL RESOURCES FUND
                  (FORMERLY GT GLOBAL NATURAL RESOURCES FUND)

                                                                                           CLASS A
                                                                   --------------------------------------------------------
                                                                                                            MAY 31, 1994
                                                                            YEAR ENDED OCT. 31,             (COMMENCEMENT
                                                                   -------------------------------------  OF OPERATIONS) TO
                                                                     1997(D)      1996(D)       1995        OCT. 31, 1994
                                                                   -----------  -----------  -----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period.............................  $     17.43  $     11.44  $     12.41     $     11.43
                                                                   -----------  -----------  -----------        --------
Income from investment operations:
  Net investment income (loss)...................................        (0.25)       (0.24)        0.04*           0.06*
  Net realized and unrealized gain (loss) on investments.........         4.08         6.28        (0.98)           0.92
                                                                   -----------  -----------  -----------        --------
Net increase (decrease) from investment operations...............         3.83         6.04        (0.94)           0.98
                                                                   -----------  -----------  -----------        --------
Distributions:
  From net investment income.....................................           --        (0.04)       (0.03)             --
  From net realized gain on investments..........................        (0.61)       (0.01)          --              --
                                                                   -----------  -----------  -----------        --------
    Total distributions..........................................        (0.61)       (0.05)       (0.03)             --
                                                                   -----------  -----------  -----------        --------
                                                                   -----------  -----------  -----------        --------
Net asset value, end of period...................................  $     20.65  $     17.43  $     11.44     $     12.41
                                                                   -----------  -----------  -----------        --------
                                                                   -----------  -----------  -----------        --------
Total investment return (c)......................................       22.64%       53.04%      (7.58)%           8.57%(b)
                                                                   -----------  -----------  -----------        --------
                                                                   -----------  -----------  -----------        --------

Ratios and supplemental data:
Net assets, end of period (in 000's).............................  $    69,975  $    48,729  $    12,598     $    14,797
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement from the
   Sub-adviser...................................................      (1.41)%      (1.55)%        0.41%           2.63%(a)
  Without expense reductions and reimbursement from the
   Sub-adviser...................................................      (1.51)%      (1.65)%      (0.69)%           0.65%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement from the
   Sub-adviser...................................................        2.03%        2.20%        2.37%           2.40%(a)
  Without expense reductions and reimbursement from the
   Sub-adviser...................................................        2.13%        2.30%        3.47%           4.38%(a)
Portfolio turnover rate ++.......................................         321%          94%          87%            137%
Average commission rate per share paid on portfolio transactions
 ++..............................................................  $    0.0112  $    0.0243          N/A             N/A

                                                                               ADVISOR CLASS+
                                                                   ---------------------------------------

                                                                     YEAR ENDED OCT. 31,     JUNE 1, 1995
                                                                   -----------------------        TO
                                                                    1997(D)      1996(D)    OCT. 31, 1995
                                                                   ----------  -----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period.............................  $    17.47  $     11.47   $      11.45
                                                                   ----------  -----------  --------------
Income from investment operations:
  Net investment income (loss)...................................       (0.14)       (0.17)          0.11*
  Net realized and unrealized gain (loss) on investments.........        4.08         6.28          (0.09)
                                                                   ----------  -----------  --------------
Net increase (decrease) from investment operations...............        3.94         6.11           0.02
                                                                   ----------  -----------  --------------
Distributions:
  From net investment income.....................................          --        (0.10)            --
  From net realized gain on investments..........................       (0.61)       (0.01)            --
                                                                   ----------  -----------  --------------
    Total distributions..........................................       (0.61)       (0.11)            --
                                                                   ----------  -----------  --------------
                                                                   ----------  -----------  --------------
Net asset value, end of period...................................  $    20.80  $     17.47   $      11.47
                                                                   ----------  -----------  --------------
                                                                   ----------  -----------  --------------
Total investment return (c)......................................      23.23%       53.76%          0.17%(b)
                                                                   ----------  -----------  --------------
                                                                   ----------  -----------  --------------
Ratios and supplemental data:
Net assets, end of period (in 000's).............................  $   14,886  $     5,502   $         95
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement from the
   Sub-adviser...................................................     (0.91)%      (1.05)%          0.91%(a)
  Without expense reductions and reimbursement from the
   Sub-adviser...................................................     (1.01)%      (1.15)%        (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement from the
   Sub-adviser...................................................       1.53%        1.70%          1.87%(a)
  Without expense reductions and reimbursement from the
   Sub-adviser...................................................       1.63%        1.80%          2.97%(a)
Portfolio turnover rate ++.......................................        321%          94%            87%
Average commission rate per share paid on portfolio transactions
 ++..............................................................  $   0.0112  $    0.0243            N/A

------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

* Before reimbursement by the Sub-adviser, the net investment income per share would have been reduced by $0.14 and $0.12 for Class A and Advisor Class, respectively, for the period ended Oct. 31, 1995, and $0.04 for Class A from May 31, 1994 to Oct. 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Resources Portfolio.


N/A Not Applicable.

                         ------------------------------

                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................    $ 4,670,000        $ 999,474           7,868,612          $  0.1270

                               Prospectus Page 15

                             AIM GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
The Financial Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Sub-adviser believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Sub-adviser's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Sub-adviser expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND
The Infrastructure Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice

                               Prospectus Page 16

                             AIM GLOBAL THEME FUNDS
transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Sub-adviser's judgment, constitute services significant to the development of a country's infrastructure.

The Sub-adviser believes that a country's infrastructure is one key to the long-term success of that country's economy. The Sub-adviser believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Sub-adviser believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, the Sub-adviser expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Sub-adviser's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

The Sub-adviser believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


RESOURCES FUND


The Resources Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Resources Portfolio's investment objective is identical to that of the Resources Fund.



At least 65% of the Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the natural resource industries.



GLOBAL RESOURCES INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Sub-adviser's opinion are significant to the ownership and development of natural resources and other basic commodities.


The Sub-adviser believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Sub-adviser believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Sub-adviser also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Sub-adviser believes that rising commodity prices and increasing worldwide industrial production may favorably affect share

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prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND
The Consumer Products and Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in such industries.

GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Sub-adviser believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

The Sub-adviser also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Sub-adviser's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-adviser, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture

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or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

The Sub-adviser believes that the global health care industries offer attractive long-term supply/ demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Sub-adviser believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Sub-adviser's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Sub-adviser believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-adviser, stand to benefit from developments in the telecommunications industries.

GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Sub-adviser will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Sub-adviser believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute,

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record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Sub-adviser believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Sub-adviser uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-adviser seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.


The Sub-adviser allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.

In analyzing specific companies for possible investment, the Sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.


In assessing companies for the Resources Portfolio, the Sub-adviser will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the Investment Objectives and Policies section of the Statement of Additional Information.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations").

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The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that a Theme Portfolio invests in an Affiliated Fund.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, the Theme Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets.

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There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Theme Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Sub-adviser intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions.

The Theme Portfolios are authorized to engage in Short Sales, although they currently have no intention of doing so, and may purchase American Depository Receipts, American Depository Shares,

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Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.


OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.



In addition to selling an interest therein to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio may each sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.



The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Theme Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.

FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-

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trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.


RESOURCES FUND AND RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.


In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

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HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.


LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-adviser. Such investments involve a high degree of risk. However, no Theme Portfolio will invest in debt securities that are in default as to payment of principal and interest.


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                             AIM GLOBAL THEME FUNDS

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-adviser believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special

                               Prospectus Page 27

                             AIM GLOBAL THEME FUNDS
Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

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                             AIM GLOBAL THEME FUNDS

                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM New Dimension Fund. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.


FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege


                               Prospectus Page 29

                             AIM GLOBAL THEME FUNDS

discussed under the caption "How to Make Exchanges."


PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

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                             AIM GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

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Advisor Class shares of a Fund may be exchanged for Advisor Class shares of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of the other AIM/GT Fund(s) being considered. Other investors should contact AIM Distributors. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 31

                             AIM GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.
REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

                               Prospectus Page 32

                             AIM GLOBAL THEME FUNDS

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Adviser or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in AIM/GT Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in AIM/ GT Funds through such account to an aggregate amount of $500 or more.


For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

                               Prospectus Page 33

                             AIM GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 34

                             AIM GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

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Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. In the case of each of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, its net investment income, realized net capital gains and net gains from foreign currency transactions consist of its proportionate share of such income and gains of its corresponding Portfolio. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund

                               Prospectus Page 35

                             AIM GLOBAL THEME FUNDS
as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/ GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In the case of each of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund, its investment company taxable income and net capital gain consists of its proportionate share of its corresponding Portfolio's net investment income, net gains from certain foreign currency transactions and net short-term capital gain and net capital gain, respectively. Each Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

                               Prospectus Page 36

                             AIM GLOBAL THEME FUNDS


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Transfer Agent") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 37

                             AIM GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolios' Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively. The Company's Board of Directors and Portfolios' Board of Trustees have approved all significant agreements between the Company and the Portfolios on the one side and persons or companies furnishing services to the Funds and the Theme Portfolios on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of each Theme Portfolio are delegated to the officers of the Company and the Portfolios, subject always to the objective and policies of the applicable Theme Portfolio and to the general supervision of the Company's Board of Directors and Portfolios' Board of Trustees. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors and the Portfolios' Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Theme Portfolios' investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.


For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays AIM a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund.



For administration services, the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. AIM has appointed the Sub-adviser as the Funds' sub-administrator. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-adviser. The Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio each pays AIM a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. Out of its aggregate fees payable by a Fund and its corresponding Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund and its corresponding Portfolio. The investment management and administration fees paid by the Funds and the Portfolios are higher than those paid by most mutual funds.


Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of each Fund's Advisor Class shares.


The Sub-adviser also serves as each Theme Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.


                               Prospectus Page 38

                             AIM GLOBAL THEME FUNDS


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to each Theme Portfolio pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to each Theme Portfolio pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.

AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Theme Portfolios, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
A. James Ellman           Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1995. Analyst for the
 San Francisco             1995                      Sub-adviser from 1994 to 1995.

                                            GLOBAL INFRASTRUCTURE PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Brian T. Nelson           Portfolio Manager since   Portfolio Manager for the Sub-adviser since September 1997. Senior
 San Francisco             1997                      Equity Research Analyst for the Sub-adviser from October 1996 to
                                                     September 1997. Employed by Chancellor Capital Management, Inc., a
                                                     predecessor of the Sub-adviser, from 1995 to October 1996. Equity
                                                     Research Analyst and Co-Portfolio Manager for Franklin Resources,
                                                     Inc. (San Mateo, CA) from 1988 to 1995.

                                               GLOBAL RESOURCES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1994. Analyst for the
 San Francisco             Portfolio inception in    Sub-adviser from 1992 to 1994.
                           1994


                               Prospectus Page 39

                             AIM GLOBAL THEME FUNDS

                                    GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   See description above.
 San Francisco             Portfolio inception in
                           1994

                                                GLOBAL HEALTH CARE FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Yellen            Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1996. Research analyst
 San Francisco             1996                      for the Sub-adviser from 1994 to 1996. Securities analyst and
                                                     Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA)
                                                     from 1991 to 1994.

                                             GLOBAL TELECOMMUNICATIONS FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Mahoney           Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1993. Investment Analyst
 San Francisco             1993                      for the Sub-adviser from 1991 to 1993.


                            ------------------------


In placing orders for the Theme Portfolios' securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM, is the distributor of the Funds' Advisor Class shares. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739.



AIM, the Sub-adviser or their affiliates may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



AIM Distributors, at its own expense, may provide promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other AIM Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the AIM Funds, and/or other events sponsored by the broker/dealers.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks may also execute dealer agreements with AIM Distributors for the purpose of selling shares of a Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 40

                             AIM GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund and of all the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to


                               Prospectus Page 41

                             AIM GLOBAL THEME FUNDS

such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998.



ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a Delaware business trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.



Under Delaware law, the Financial Services Fund, Resources Fund, Infrastructure Fund, Consumer Products and Services Fund and other entities investing in the Portfolios enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in a Portfolio may be held liable for the Portfolio's obligations. However, the Investment Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolios and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolios' obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolios themselves would be unable to meet their obligations and where the other party was held not to be bound by the disclaimer.



Whenever the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes

                               Prospectus Page 42

                             AIM GLOBAL THEME FUNDS
reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on AIM, which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of the assets of the Theme Portfolios.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 43

                             AIM GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             AIM GLOBAL THEME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, AIM GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, AIM GLOBAL RESOURCES FUND, GLOBAL RESOURCES PORTFOLIO, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       GTH-PRO-2

                            AIM GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.



AIM STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.



AIM GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.


There can be no assurance that any Fund or the Portfolio will achieve its investment objectives. The investment experience of the High Income Fund will correspond directly with the investment experience of the Portfolio.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolio are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."

THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS, AND THE PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS, IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                            AIM GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         21
How to Invest.............................................................................         27
How to Make Exchanges.....................................................................         29
How to Redeem Shares......................................................................         30
Shareholder Account Manual................................................................         32
Calculation of Net Asset Value............................................................         33
Dividends, Other Distributions and Federal Income Taxation................................         34
Management................................................................................         36
Other Information.........................................................................         39
Appendix A -- Description of Debt Ratings.................................................         42


                               Prospectus Page 2

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds and the Portfolio:   Each Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"). The Portfolio is
                               a non-diversified, open-end management investment company.
Investment Objectives:         The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal. The Strategic Income Fund and the High Income Fund
                               primarily seek high current income and secondarily seek capital appreciation.
Principal Investments:         The Government Income Fund invests primarily in high quality U.S. and foreign government debt obligations.
                               The Strategic Income Fund allocates its assets among debt securities of issuers in: (1) the United
                               States; (2) developed foreign countries; and (3) emerging markets, and selects particular securities in each sector based on their relative investment merit.
                               The High Income Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.
Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their investment objectives. Each
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's portfolio holdings. The value of debt securities held by the Government
                               Income Fund, Strategic Income Fund and Portfolio generally fluctuates with interest rate movements.
                               The Government Income Fund, Strategic Income Fund and Portfolio will invest in foreign securities.
                               Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject.
                               Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect a Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The
                               Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets and the Strategic Income Fund may invest in such securities. Such investments entail greater risk than investing in securities of issuers in developed markets.
                               The Government Income Fund, Strategic Income Fund and Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               The Strategic Income Fund may invest up to 50% of its total assets, and the Portfolio may invest up to 100% of its total assets, in debt securities rated below investment grade or, if not rated, determined by the Sub-adviser to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest.
                               See "Investment Objectives and Policies" and "Risk Factors."


                               Prospectus Page 3

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately 90 investment company portfolios. AIM advises the Funds and other investment company portfolios which are sub-advised by the Sub-adviser ("AIM/GT Funds"). On May 29,
                               1998, AMVESCAP PLC acquired the Asset Management Division of Liechtenstein Global Trust AG, which included the Sub-adviser and certain other affiliates. AIM also serves as the investment adviser to other mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds").
Advisor Class Shares:          Advisor Class shares are offered through a separate Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account;
                               (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with
                               Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP
                               PLC.
Shares Available Through:      Advisor Class shares of each Fund are available through Financial Advisers (as defined herein) that have entered into agreements with the Funds' distributor, A I M Distributors, Inc. ("AIM
                               Distributors") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares may be exchanged for Advisor Class shares of other AIM/GT Funds. See "How to
                               Make Exchanges" and "Shareholder Account Manual."
Redemptions:                   Shares may be redeemed through the Transfer Agent. See "How to Redeem Shares" and "Shareholder
                               Account Manual."
Dividends and Other            Dividends are paid monthly from net investment income; other distributions are paid annually from net
  Distributions:               short term capital gain, net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor Class shares of other AIM/GT Funds.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                            AIM GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):

                                                                              GOVERNMENT        STRATEGIC       HIGH INCOME
                                                                              INCOME FUND      INCOME FUND         FUND
                                                                            ---------------  ---------------  ---------------
                                                                             ADVISOR CLASS    ADVISOR CLASS    ADVISOR CLASS
                                                                            ---------------  ---------------  ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering
   price).................................................................          None             None             None
  Sales charges on reinvested distributions to shareholders...............          None             None             None
  Maximum deferred sales charge (as a % of net asset value at time of
   purchase or sale, whichever is less)...................................          None             None             None
  Redemption charges......................................................          None             None             None
  Exchange fees...........................................................          None             None             None

ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...........................         0.73%            0.73%            0.90%
  12b-1 distribution and service fees.....................................          None             None             None
  Other expenses..........................................................         0.43%            0.36%            0.33%
                                                                                  ------           ------           ------
  Total Fund Operating Expenses...........................................         1.16%            1.09%            1.23%
                                                                                  ------           ------           ------
                                                                                  ------           ------           ------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                                 ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                                                                  -----          ------         -----          -----
  Government Income Fund
  Advisor Class Shares......................................   $        12    $        37    $        64    $       142
  Strategic Income Fund
  Advisor Class Shares......................................   $        11    $        35    $        60    $       133
  High Income Fund
  Advisor Class Shares......................................   $        13    $        39    $        68    $       150

------------------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND.



(2) Expenses are based on the Funds' fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' or the Portfolio's projected or actual performance.


                               Prospectus Page 5

                            AIM GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of each Fund for the periods shown. For the period March 29, 1988 (commencement of operations) to October 21, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1997 have been audited by Coopers & Lybrand L.L.P. independent accountants, whose report thereon also is included in the Statement of Additional Information.



                             GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)


                                                        CLASS A+
                      ----------------------------------------------------------------------------
                                                  YEAR ENDED OCT. 31,
                      ----------------------------------------------------------------------------
                      1997(c)     1996      1995(c)   1994(c)     1993(c)       1992        1991
                      --------  --------    --------  --------    --------    --------    --------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period.............  $   8.74  $   8.81    $   8.63  $  11.07    $   9.83    $  10.29    $  10.46
                      --------  --------    --------  --------    --------    --------    --------
Income from
 investment
 operations:
  Net investment
   income...........      0.52      0.57        0.62      0.65        0.74        0.92        0.99
  Net realized and
   unrealized gain
   (loss) on
   investments......     (0.13)     0.03        0.15     (1.52)       1.34       (0.31)      (0.07)
                      --------  --------    --------  --------    --------    --------    --------
    Net increase
     (decrease) from
     investment
     operations.....      0.39      0.60        0.77     (0.87)       2.08        0.61        0.92
                      --------  --------    --------  --------    --------    --------    --------
Distributions:
  From net
   investment
   income...........     (0.31)    (0.57)      (0.59)    (0.65)      (0.74)      (0.83)      (1.00)
  From net realized
   gain on
   investments......        --     (0.10)         --     (0.27)         --       (0.13)      (0.09)
  In excess of net
   investment
   income...........     (0.20)       --          --        --          --          --          --
  In excess of net
   realized gain on
   investments......        --        --          --     (0.55)         --          --          --
  Return of
   capital..........        --        --          --     (0.10)         --          --          --
  From sources other
   than net
   investment
   income...........        --        --          --        --       (0.10)      (0.11)         --
                      --------  --------    --------  --------    --------    --------    --------
    Total
    distributions...     (0.51)    (0.67)      (0.59)    (1.57)      (0.84)      (1.07)      (1.09)
                      --------  --------    --------  --------    --------    --------    --------
Net asset value, end
 of period..........  $   8.62  $   8.74    $   8.81  $   8.63    $  11.07    $   9.83    $  10.29
                      --------  --------    --------  --------    --------    --------    --------
                      --------  --------    --------  --------    --------    --------    --------
Total investment
 return (d).........     4.78%     7.11%       9.22%   (8.87)%       21.9%        6.3%        9.4%
Ratios and
 supplemental data:
Net assets, end of
 period (in
 000's).............  $154,272  $240,945    $385,404  $502,094    $708,301    $623,387    $399,200
Ratio of net
 investment income
 to average net
 assets.............     6.04%     6.52%       6.98%     6.87%        7.1%        9.0%        9.5%
Ratio of expenses to
 average net assets:
  With expense
   reductions.......     1.34%     1.34%       1.35%     1.33%        1.4%        1.6%        1.6%
  Without expense
   reductions.......     1.51%     1.39%       1.38%       N/A         N/A         N/A         N/A
Portfolio turnover
 rate ++++..........      241%      268%        385%      625%        495%        351%        326%

------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-adviser.

(a)  Not annualized.

(b)  Annualized.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d)  Total investment return does not include sales charges.

N/A  Not Applicable.

                               Prospectus Page 6

                            AIM GLOBAL INCOME FUNDS

                             GOVERNMENT INCOME FUND
                                  (CONTINUED)

                                                          CLASS A+                         ADVISOR CLASS+++
                                          ----------------------------------------   ----------------------------
                                                                  MARCH 29, 1988       YEAR ENDED    JUNE 1, 1995
                                           YEAR ENDED OCT. 31,     (COMMENCEMENT        OCT. 31,          TO
                                          ---------------------  OF OPERATIONS) TO   --------------    OCT. 31,
                                            1990         1989      OCT. 31, 1988      1997    1996     1995(c)
                                          --------     --------  -----------------   ------  ------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  10.45     $  10.86       $ 11.43        $ 8.73  $ 8.80     $ 8.98
                                          --------     --------      --------        ------  ------  ------------
Income from investment operations:
  Net investment income.................      1.18         1.15          0.49*         0.55    0.60       0.26
  Net realized and unrealized gain
   (loss) on investments................     (0.02)       (0.35)       (0.44)         (0.13)   0.03     (0.19)
                                          --------     --------      --------        ------  ------  ------------
    Net increase (decrease) from
     investment operations..............      1.16         0.80          0.05          0.42    0.63       0.07
                                          --------     --------      --------        ------  ------  ------------
Distributions:
  From net investment income............     (1.15)       (1.20)       (0.49)         (0.33) (0.60)     (0.25)
  From net realized gain on
   investments..........................        --           --        (0.12)            --  (0.10)         --
  In excess of net investment income....        --           --            --         (0.21)     --         --
  In excess of net realized gain on
   investments..........................        --           --            --            --      --         --
  Return of capital.....................        --           --            --            --      --         --
  From sources other than net investment
   income...............................        --        (0.01)       (0.01)            --      --         --
                                          --------     --------      --------        ------  ------  ------------
    Total distributions.................     (1.15)       (1.21)       (0.62)         (0.54) (0.70)     (0.25)
                                          --------     --------      --------        ------  ------  ------------
Net asset value, end of period..........  $  10.46     $  10.45       $ 10.86        $ 8.61  $ 8.73     $ 8.80
                                          --------     --------      --------        ------  ------  ------------
                                          --------     --------      --------        ------  ------  ------------
Total investment return (d).............     11.9%         7.2%         1.10%(a)      5.15%   7.49%      0.83%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $259,726     $122,526       $57,063        $  116  $   86     $  131
Ratio of net investment income to
 average net assets.....................     11.4%        10.7%         7.41%*(b)     6.39%   6.87%      7.33%(b)
Ratio of expenses to average net assets:
  With expense reductions...............      1.8%         1.7%         1.80%*(b)     0.99%   0.99%      1.00%(b)
  Without expense reductions............       N/A          N/A           N/A         1.16%   1.04%      1.03%(b)
Portfolio turnover rate ++++............      334%         413%          291%(b)       241%    268%       385%

------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-adviser.

(a)  Not annualized.

(b)  Annualized.

(c) These selected per share data were calculated based upon shares outstanding during the period.

(d)  Total investment return does not include sales charges.

N/A  Not Applicable.

                       ----------------------------------

                                                   AVERAGE MONTHLY     AVERAGE MONTHLY
                                                   AMOUNT OF DEBT         NUMBER OF        AVERAGE AMOUNT
                                 AMOUNT OF DEBT      OUTSTANDING     REGISTRANT'S SHARES     OF DEBT PER
                                 OUTSTANDING AT      DURING THE          OUTSTANDING        SHARE DURING
YEAR ENDED                       END OF PERIOD         PERIOD         DURING THE PERIOD      THE PERIOD
------------------------------  ----------------  -----------------  -------------------  -----------------
October 31, 1997..............    $  4,451,000      $   1,616,315          38,476,908         $  0.0420

                               Prospectus Page 7

                            AIM GLOBAL INCOME FUNDS


                             STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)


                                                      CLASS A+
                      ------------------------------------------------------------------------
                                                YEAR ENDED OCT. 31,
                      ------------------------------------------------------------------------
                        1997    1996(c)   1995(c)     1994      1993(c)      1992       1991
                      --------  --------  --------  --------    --------    -------    -------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period.............  $  11.76  $  10.32  $  10.88  $  13.61    $  11.25    $ 10.91    $ 11.20
                      --------  --------  --------  --------    --------    -------    -------
Income from
 investment
 operations:
  Net investment
   income...........      0.74      0.89      0.97      0.79        0.96       0.86       0.84*
  Net realized and
   unrealized gain
   (loss) on
   investments......      0.34      1.44     (0.69)    (2.14)       2.85       0.31      (0.02)
                      --------  --------  --------  --------    --------    -------    -------
    Net increase
     (decrease) from
     investment
     operations.....      1.08      2.33      0.28     (1.35)       3.81       1.17       0.82
                      --------  --------  --------  --------    --------    -------    -------
Distributions:
  From net
   investment
   income...........     (0.78)    (0.82)    (0.80)    (0.79)      (0.96)     (0.83)     (0.60)
  From net realized
   gain on
   investments......        --        --        --     (0.38)      (0.37)        --      (0.51)
  In excess of net
   investment
   income...........     (0.06)    (0.07)       --        --          --         --         --
  Return of
   capital..........        --        --     (0.04)    (0.21)         --         --         --
  From sources other
   than net
   investment
   income...........        --        --        --        --       (0.12)        --         --
                      --------  --------  --------  --------    --------    -------    -------
    Total
    distributions...     (0.84)    (0.89)    (0.84)    (1.38)      (1.45)     (0.83)     (1.11)
                      --------  --------  --------  --------    --------    -------    -------
Net asset value, end
 of period..........  $  12.00  $  11.76  $  10.32  $  10.88    $  13.61    $ 11.25    $ 10.91
                      --------  --------  --------  --------    --------    -------    -------
                      --------  --------  --------  --------    --------    -------    -------
Total investment
 return (d).........     9.40%    23.00%     3.06%  (10.44)%       37.0%      11.1%       7.7%
Ratios and
 supplemental data:
Net assets, end of
 period (in
 000's).............  $138,715  $185,126  $188,165  $275,241    $287,870    $83,849    $55,967
Ratio of net
 investment income
 to average net
 assets.............     6.18%     8.09%     9.64%     6.74%        7.2%       7.6%       7.2%*
Ratio of expenses to
 average net assets:
  With expense
   reductions.......     1.35%     1.38%     1.42%     1.40%        1.7%       1.8%       1.9%*
  Without expense
   reductions.......     1.44%     1.40%     1.45%       N/A         N/A        N/A        N/A
Ratio of interest
 expenses to average
 net assets.........       N/A       N/A       N/A     0.10%         N/A        N/A        N/A
Portfolio turnover
 rate +++...........      149%      177%      238%      583%        310%       418%       630%

------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

N/A Not Applicable.

                               Prospectus Page 8

                            AIM GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND
                                    (CONTINUED)

                                              CLASS A+                          ADVISOR CLASS**
                                  --------------------------------   --------------------------------------
                                                        MARCH 29,
                                                           1988
                                                        (COMMENCEMENT
                                   YEAR ENDED OCT.          OF         YEAR ENDED OCT. 31,       JUNE 1,
                                         31,            OPERATIONS)                              1995 TO
                                  ------------------     TO OCT.     -----------------------     OCT. 31,
                                   1990       1989       31, 1988      1997         1996         1995(c)
                                  -------    -------    ----------   --------    -----------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $ 11.17    $ 11.25     $ 11.43     $  11.77      $   10.33      $10.32
                                  -------    -------    ----------   --------    -----------   ------------
Income from investment
 operations:
  Net investment income.......       1.04*      0.82*       0.45*        0.79           0.93        0.41
  Net realized and unrealized
   gain (loss) on
   investments................      (0.17)     (0.10)     (0.24)         0.34           1.44      (0.04)
                                  -------    -------    ----------   --------    -----------   ------------
    Net increase (decrease)
     from investment
     operations...............       0.87       0.72        0.21         1.13           2.37        0.37
Distributions:
  From net investment
   income.....................      (0.84)     (0.80)     (0.39)        (0.82)        (0.86)      (0.34)
  From net realized gain on
   investments................         --         --          --           --             --          --
  In excess of net investment
   income.....................         --         --          --        (0.06)        (0.07)          --
  Return of capital...........         --         --          --           --             --      (0.02)
  From sources other than net
   investment income..........         --         --          --           --             --          --
                                  -------    -------    ----------   --------    -----------   ------------
    Total distributions.......      (0.84)     (0.80)     (0.39)        (0.88)        (0.93)      (0.36)
                                  -------    -------    ----------   --------    -----------   ------------
Net asset value, end of
 period.......................    $ 11.20    $ 11.17     $ 11.25     $  12.02      $   11.77      $10.33
                                  -------    -------    ----------   --------    -----------   ------------
                                  -------    -------    ----------   --------    -----------   ------------
Total investment return (d)...       8.3%       6.8%       1.20%(a)     9.86%         23.39%       3.72%(a)
Ratios and supplemental data:
  Net assets, end of period
   (in 000's).................    $44,545    $37,820     $21,830     $    533      $     479      $  443
  Ratio of net investment
   income to average net
   assets.....................       9.6%*      7.7%*      7.22%*(e)    6.53%          8.44%       9.99%(e)
Ratio of expenses to average
 net assets:
  With expense reductions.....       1.9%*      1.8%*      1.70%*(e)    1.00%          1.03%       1.07%(e)
  Without expense
   reductions.................        N/A        N/A         N/A        1.09%          1.05%       1.10%(e)
Ratio of interest expenses to
 average net assets...........        N/A        N/A         N/A          N/A            N/A         N/A
Portfolio turnover rate +++...       501%       385%        340%         149%           177%        238%

------------------------------

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(c) These selected per share data were calculated based upon average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

N/A Not Applicable.

                       ----------------------------------

                                                   AVERAGE MONTHLY     AVERAGE MONTHLY
                                                   AMOUNT OF DEBT         NUMBER OF        AVERAGE AMOUNT
                                 AMOUNT OF DEBT      OUTSTANDING     REGISTRANT'S SHARES     OF DEBT PER
                                 OUTSTANDING AT      DURING THE          OUTSTANDING        SHARE DURING
YEAR ENDED                       END OF PERIOD         PERIOD         DURING THE PERIOD      THE PERIOD
------------------------------  ----------------  -----------------  -------------------  -----------------
October 31, 1997..............         --           $   3,575,910          39,263,038         $  0.0911

                               Prospectus Page 9

                            AIM GLOBAL INCOME FUNDS


                                HIGH INCOME FUND
                     (FORMERLY GT GLOBAL HIGH INCOME FUND)


                                                             CLASS A
                                ------------------------------------------------------------------
                                                                                   OCT. 22, 1992
                                                                                   (COMMENCEMENT
                                              YEAR ENDED OCT. 31,                  OF OPERATIONS)
                                ------------------------------------------------         TO
                                  1997      1996      1995      1994    1993(c)    OCT. 31, 1992
                                --------  --------  --------  --------  --------  ----------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  14.85  $  11.70  $  12.56  $  14.92  $  11.43       $11.43
                                --------  --------  --------  --------  --------      -------
Income from investment
 operations:
  Net investment income.......      1.19      1.27      1.35      0.94      0.78           --
  Net realized and unrealized
   gain (loss) on
   investments................      0.93      3.09     (1.09)    (1.87)     3.92           --
                                --------  --------  --------  --------  --------      -------
    Net increase (decrease)
     from investment
     operations...............      2.12      4.36      0.26     (0.93)     4.70           --
                                --------  --------  --------  --------  --------      -------
Distributions:
  From net investment
   income.....................     (1.18)    (1.11)    (1.03)    (0.94)    (0.78)          --
  From net realized gain on
   investments................     (0.23)    (0.10)    (0.03)    (0.27)       --           --
  In excess of net realized
   gain on investments........        --        --        --     (0.22)       --           --
  From sources other than net
   investment income..........        --        --        --        --     (0.43)          --
  Return of capital...........        --        --     (0.06)       --        --           --
                                --------  --------  --------  --------  --------      -------
    Total distributions.......     (1.41)    (1.21)    (1.12)    (1.43)    (1.21)          --
                                --------  --------  --------  --------  --------      -------
Net asset value, end of
 year.........................  $  15.56  $  14.85  $  11.70  $  12.56  $  14.92       $11.43
                                --------  --------  --------  --------  --------      -------
                                --------  --------  --------  --------  --------      -------
Total investment return (e)...    14.46%    39.05%     2.81%   (6.45)%     43.6%         0.0%(b)
                                --------  --------  --------  --------  --------      -------
                                --------  --------  --------  --------  --------      -------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $133,973  $178,318  $142,002  $167,974  $143,171       $  207
Ratio of net investment income
 (loss) to average net
 assets.......................     7.39%     9.52%    11.85%     7.00%      6.4%          N/A(d)

Ratio of operating expenses to
 average net assets:
  With expense reductions.....     1.53%     1.69%     1.75%     1.57%     2.20%       N/A(d)
  Without expense
   reductions.................     1.58%     1.69%     1.75%     1.57%     2.20%       N/A(d)
Ratio of interest expense to
 average net assets...........       N/A     0.04%       N/A     0.22%       N/A          N/A
Portfolio turnover rate (f)...      214%      290%       --%       --%       --%          --%

------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.

N/A Not Applicable.

                               Prospectus Page 10

                            AIM GLOBAL INCOME FUNDS

                                HIGH INCOME FUND
                                  (CONTINUED)

                                           ADVISOR CLASS**
                                -------------------------------------
                                     YEAR ENDED
                                      OCT. 31,          JUNE 1, 1995
                                ---------------------        TO
                                  1997       1996       OCT. 31, 1995
                                --------  -----------   -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  14.83    $   11.71      $11.44
                                --------  -----------   -------------
Income from investment
 operations:
  Net investment income.......      1.22         1.34        0.57
  Net realized and unrealized
   gain (loss) on
   investments................      0.93         3.05        0.17
                                --------  -----------   -------------
    Net increase (decrease)
     from investment
     operations...............      2.15         4.39        0.74
                                --------  -----------   -------------
Distributions:
  From net investment
   income.....................     (1.23)      (1.16)      (0.44)
  From net realized gain on
   investments................     (0.23)      (0.11)          --
  In excess of net realized
   gain on investments........        --           --          --
  From sources other than net
   investment income..........        --           --          --
  Return of capital...........        --           --      (0.03)
                                --------  -----------   -------------
    Total distributions.......     (1.46)      (1.27)      (0.47)
                                --------  -----------   -------------
Net asset value, end of
 year.........................  $  15.52    $   14.83      $11.71
                                --------  -----------   -------------
                                --------  -----------   -------------
Total investment return (e)...    14.72%       39.38%       6.54%(b)
                                --------  -----------   -------------
                                --------  -----------   -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $  3,719    $  15,298      $1,463
Ratio of net investment income
 (loss) to average net
 assets.......................     7.74%        9.87%      12.20%(a)
Ratio of operating expenses to
 average net assets:
  With expense reductions.....     1.18%        1.34%       1.40%(a)
  Without expense
   reductions.................     1.23%        1.34%       1.40%
Ratio of interest expense to
 average net assets...........       N/A        0.04%         N/A
Portfolio turnover rate (f)...      214%         290%        213%(a)

------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

N/A Not Applicable.

                       ----------------------------------

                                                   AVERAGE MONTHLY     AVERAGE MONTHLY
                                                   AMOUNT OF DEBT         NUMBER OF        AVERAGE AMOUNT
                                 AMOUNT OF DEBT      OUTSTANDING     REGISTRANT'S SHARES     OF DEBT PER
                                 OUTSTANDING AT      DURING THE          OUTSTANDING        SHARE DURING
YEAR ENDED                       END OF PERIOD         PERIOD         DURING THE PERIOD      THE PERIOD
------------------------------  ----------------  -----------------  -------------------  -----------------
October 31, 1997..............         --           $   2,526,057          28,093,475         $  0.0899
October 31, 1996..............         --               2,431,693          30,732,727            0.0791
October 31, 1995..............         --                      --                  --                --
October 31, 1994..............         --              14,109,589          26,707,829            0.5283

                               Prospectus Page 11

                            AIM GLOBAL INCOME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND

The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. Its secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."

The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-adviser. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.

The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-adviser to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.

The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-adviser to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-adviser to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.

STRATEGIC INCOME FUND

The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Sub-adviser to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.

The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging

                               Prospectus Page 12

                            AIM GLOBAL INCOME FUNDS
market governments that are traded in the markets of developed countries or groups of developed countries. The Sub-adviser may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.

HIGH INCOME FUND

The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. It seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.

The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-adviser will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-adviser's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.

OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the High Income Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.

In addition to selling an interest therein to the Fund, the Portfolio may sell its interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public

                               Prospectus Page 13

                            AIM GLOBAL INCOME FUNDS
offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.

Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

                                GENERAL POLICIES

ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).

The Sub-adviser allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Sub-adviser intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.

The Sub-adviser selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The Sub-adviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-adviser may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."

According to the Sub-adviser, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-adviser believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.

TEMPORARY DEFENSIVE STRATEGIES. The Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold

                               Prospectus Page 14

                            AIM GLOBAL INCOME FUNDS

cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments in which the Funds or the Portfolio may invest, see "Selection of Debt Investments" in the Investment Objectives and Policies section of the Statement of Additional Information.


EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast     Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

BRADY BONDS. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Government Income Fund, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Government Income Fund, Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Government Income Fund and the Strategic Income Fund may invest in mortgage-backed and

                               Prospectus Page 15

                            AIM GLOBAL INCOME FUNDS
asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Government Income Fund and the Strategic Income Fund will be subject to the same rating requirements that apply to its other investments. In addition, privately issued mortgage-backed and asset-backed securities purchased by Government Income Fund will be subject to the limitation of that Fund which allows no more than 35% of its total assets to be invested in securities of non-governmental issuers.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Sub-adviser to be creditworthy. When the Fund and/ or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a Fund or the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

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The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" security is in fact issued.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.

Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Sub-adviser believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement

                               Prospectus Page 17

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may effectively be restricted pending such decision.

The Funds and the Portfolio also may enter into "dollar rolls," in which a Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund or the Portfolio would forego principal and interest paid on such securities. A Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from a Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities, or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

ZERO COUPON SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of, the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Sub-adviser might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

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The Sub-adviser might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Sub-adviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

The Sub-adviser would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-adviser believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio investment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Sub-adviser intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund and the

                               Prospectus Page 19

                            AIM GLOBAL INCOME FUNDS
Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.


OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval.


                               Prospectus Page 20

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The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.

The Funds and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or the Portfolio's investment policies or restrictions.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.

NON-DIVERSIFIED CLASSIFICATION. Each Fund and the Portfolio is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Government Income Fund, the Strategic Income Fund and the Portfolio each will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also

                               Prospectus Page 21

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may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period

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commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Government Income Fund or the Strategic Income Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

                               Prospectus Page 23

                            AIM GLOBAL INCOME FUNDS

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-adviser intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and up to 100% the Portfolio's total assets will be so invested. Such investments involve a high degree of risk.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's, is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such

                               Prospectus Page 24

                            AIM GLOBAL INCOME FUNDS
issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/ or interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable

                               Prospectus Page 25

                            AIM GLOBAL INCOME FUNDS
significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

As of October 31, 1997, the Strategic Income Fund and the Portfolio had 89.27% and 86.59%, respectively, of their total net assets in debt securities that received a rating from Moody's and 4.00% and 10.29%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had 6.73% and 3.12%, respectively, of their total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 41.23%, Aa -- 12.68%, A -- 1.31%, Baa -- 3.75%, Ba -- 24.30%,
B -- 6.00%, Caa -- 0.00%, Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Strategic Income Fund which, while unrated, have been determined by the Sub-adviser to be of comparable quality to securities in the following categories: Ba -- 1.03%; and B -- 2.97%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa -- 7.99%, Aa -- 0.00%, A -- 0.00%, Baa -- 13.11%, Ba --
48.56%, B -- 16.93%, Caa -- 0.00%, Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Portfolio which, while unrated, have been determined by the Sub-adviser to be of comparable quality to securities in the following rating categories: Ba -- 3.22%; and B -- 7.07%. It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio is authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may invest up to 15% of their net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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                            AIM GLOBAL INCOME FUNDS

                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. THE FUNDS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER. In particular, the Funds may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.


FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."


                               Prospectus Page 27

                            AIM GLOBAL INCOME FUNDS

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

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                            AIM GLOBAL INCOME FUNDS

                             HOW TO MAKE EXCHANGES

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Advisor Class shares of a Fund may be exchanged for Advisor Class shares of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM WORLDWIDE GROWTH FUND



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact his or her Financial Adviser to request the prospectus of the other AIM/GT Fund(s) being considered. Other investors should contact AIM Distributors. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 29

                            AIM GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

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Shares of each Fund may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption request. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.
REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Adviser or the Transfer Agent.

                               Prospectus Page 30

                            AIM GLOBAL INCOME FUNDS

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in AIM/GT Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in AIM/ GT Funds through such account to an aggregate amount of $500 or more.


                               Prospectus Page 31

                            AIM GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL
Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE
Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE
Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL
Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL
Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS
Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 32

                            AIM GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

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Each Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund, is the value of its proportionate share of the total assets of the Portfolio) subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's or the Portfolio's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

                               Prospectus Page 33

                            AIM GLOBAL INCOME FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/ GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In the case of the High Income Fund, its investment company taxable income and net capital gain consists of its proportionate share of the Portfolio's net investment income, net gains from certain foreign currency transactions and net short-term capital gain and net capital gain. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate

                               Prospectus Page 34

                            AIM GLOBAL INCOME FUNDS

taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes, but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

                               Prospectus Page 35

                            AIM GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively. The Company's Board of Directors and the Portfolio's Board of Trustees have approved all significant agreements between the Company and the Portfolio on the one side and persons or companies furnishing services to the Funds and the Portfolio on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of each of the Funds and the Portfolio are delegated to the officers of the Company and the Portfolio, subject always to the objective and policies of the applicable Fund and the Portfolio and to the general supervision of the Company's Board of Directors and the Portfolio's Board of Trustees. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors and the Portfolio's Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.


The Government Income Fund and the Strategic Income Fund each pays AIM investment management and administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds and the Portfolio are higher than those paid by most mutual funds. The High Income Fund pays AIM administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolio pays AIM such fees, based on the average daily net assets of the Portfolio at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. Out of its aggregate fees payable by the High Income Fund and the Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the High Income Fund and the Portfolio. Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or any other agents. AIM has undertaken to limit the expenses of the Advisor Class shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of each such Fund's Advisor Class shares. AIM has undertaken to limit the expenses of the High Income Fund's Advisor Class shares (and such


                               Prospectus Page 36

                            AIM GLOBAL INCOME FUNDS
Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual level of 1.85% of the average daily net assets of such Fund's Advisor Class shares.


The Sub-adviser also serves as each Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Government Income Fund, the Strategic Income Fund and the Portfolio pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Government Income Fund, the Strategic Income Fund and the Portfolio pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund and the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.


                               Prospectus Page 37

                            AIM GLOBAL INCOME FUNDS

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     PAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since    Chief Investment Officer for Global Fixed Income for the
 New York                   1996 (Government Income    Sub-adviser since October 1996. Senior Portfolio Manager for
                            Fund and Strategic         Global/International Fixed Income for the Sub-adviser from July
                            Income Fund); since 1997   1995 to October 1996. Employed by Chancellor Capital Management,
                            (High Income Portfolio)    Inc. ("Chancellor Capital"), a predecessor of the Sub-adviser, from 1995 to October 1996. Senior Vice President and Senior
                                                       Portfolio Manager for Fiduciary Trust Company International from
                                                       1993 to 1995. Vice President at Bankers Trust Company from 1991 to
                                                       1993.

David B. Hughes            Portfolio Manager since    Head of Global Fixed Income, North America, for the Sub-adviser
 New York                   1998 (Government Income    since January 1998. Senior Portfolio Manager for
                            Fund)                      Global/International Fixed Income for the Sub-adviser from October
                                                       1996 to December 1997. Employed by Chancellor Capital from July
                                                       1995 to October 1996. Assistant Vice President of Fiduciary Trust
                                                       Company International from 1994 to 1995. Assistant Treasurer at the Bankers Trust Company from 1991 to 1994.

Craig Munro                Portfolio Manager since    Portfolio Manager for the Sub-adviser since August 1997. Vice
 New York                   1998 (High Income          President and Senior Analyst in the Emerging Markets Group of the
                            Portfolio)                 Global Fixed Income Division of Merrill Lynch Asset Management
                                                       from 1993 to August 1997.


                            ------------------------


In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Funds and Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of each Fund's Advisor Class shares. Like the Sub-adviser, AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739.


The Sub-adviser or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks also may execute dealer agreements with AIM Distributors for the purpose of selling shares of the Funds. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 38

                            AIM GLOBAL INCOME FUNDS

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders are reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 27, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each fund and of the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



Each Fund offers Advisor Class shares through this prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have been classified as Class A and Class B shares, respectively. Moreover, one hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the


                               Prospectus Page 39

                            AIM GLOBAL INCOME FUNDS

discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998.



ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.



Under Delaware law, the High Income Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the High Income Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination

                               Prospectus Page 40

                            AIM GLOBAL INCOME FUNDS
thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds also may refer in advertising and promotional materials to their yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for each class of shares of each Fund.

The Funds' performance data reflects past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, and maintains its offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of each Fund's and the Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 41

                            AIM GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                               Prospectus Page 42

                            AIM GLOBAL INCOME FUNDS

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Prospectus Page 43

                            AIM GLOBAL INCOME FUNDS

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 44

                            AIM GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            AIM GLOBAL INCOME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A I M ADVISORS, INC., INVESCO (NY), INC., AIM INVESTMENT FUNDS, INC., AIM GLOBAL GOVERNMENT INCOME FUND, AIM STRATEGIC INCOME FUND, AIM GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                       GIN-PRO-2

                        AIM GLOBAL GROWTH & INCOME FUND:
                                 ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment sub-adviser, INVESCO (NY), Inc. (the "Sub-adviser"), in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by the Sub-adviser. AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in the Fund offers the following advantages:


/ / Automatic Dividend and Other Distribution Reinvestment



/ / Exchange Privileges with the Advisor Class of the Other AIM/GT Funds



FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        AIM GLOBAL GROWTH & INCOME FUND


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          8
How to Invest.............................................................................         12
How to Make Exchanges.....................................................................         14
How to Redeem Shares......................................................................         15
Shareholder Account Manual................................................................         17
Calculation of Net Asset Value............................................................         18
Dividends, Other Distributions and Federal Income Taxation................................         18
Management................................................................................         20
Other Information.........................................................................         22


                               Prospectus Page 2

                        AIM GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                      The Fund is a non-diversified series of AIM Investment Funds, Inc., (the "Company").
Investment Objective:          The Fund seeks long-term capital appreciation together with current income.
Principal Investments:         The Fund invests primarily in blue-chip equity securities and high quality government bonds of issuers located in the United States and throughout the world.
Principal Risk Factors:        There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements. Cer-
                               tain investment grade debt securities may possess speculative qualities.
                               The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which
                               U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable
                               U.S. companies.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies."
Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately 90 investment company portfolios. AIM advises the Fund and investment company Portfolios which are sub-advised by the Sub-adviser ("AIM/GT Funds"). On May 29, 1998,
                               AMVESCAP PLC acquired the Asset Management Division of Liechtenstein Global Trust AG, which included the Sub-adviser and certain other affiliates. AIM also serves as the investment adviser to other mutual funds, which are not sub-advised by the Sub-adviser, that are part of The AIM Family of
                               Funds-Registered Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds").


                               Prospectus Page 3

                        AIM GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Advisor Class Shares:          Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with
                               Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP
                               PLC.
Shares Available Through:      Advisor Class shares are available through Financial Advisers (as defined herein) that have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares may be exchanged for Advisor Class shares of other AIM/GT Funds. See "How to
                               Make Exchanges" and "Shareholder Account Manual."
Redemptions:                   Shares may be redeemed through the Fund's Transfer Agent. See "How to Redeem Shares" and "Shareholder
                               Account Manual."
Dividends and Other            Dividends are paid quarterly from net investment income; other distributions are paid annually from
  Distributions:               net short-term capital gain, net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares of other AIM/GT Funds.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                        AIM GLOBAL GROWTH & INCOME FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables (1):

                                                                                                            ADVISOR CLASS
                                                                                                           ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).................................          None
  Sales charges on reinvested distributions to shareholders..............................................          None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)................................................................................................          None
  Redemption charges.....................................................................................          None
  Exchange Fees..........................................................................................          None
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........................................................         0.97%
  12b-1 distribution and service fees....................................................................          None
  Other expenses.........................................................................................         0.32%
                                                                                                                -------
Total Fund Operating Expenses............................................................................         1.29%
                                                                                                                -------
                                                                                                                -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $13     $41    $ 71    $156

--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.


(2) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                        AIM GLOBAL GROWTH & INCOME FUND


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)


                                                              CLASS A+
                                --------------------------------------------------------------------
                                                        YEAR ENDED OCT. 31,
                                --------------------------------------------------------------------
                                 1997(A)      1996        1995        1994       1993(A)      1992
                                ---------   ---------   ---------   ---------   ---------   --------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28   $   5.25
                                ---------   ---------   ---------   ---------   ---------   --------
Income from investment
 operations:
  Net investment income.......       0.21        0.22        0.24        0.22        0.24*      0.21*
  Net realized and unrealized
   gain (loss) on
   investments................       1.12        0.82        0.13      (0.03)        1.05       0.10
                                ---------   ---------   ---------   ---------   ---------   --------
    Net increase (decrease)
     from investment
     operations...............       1.33        1.04        0.37        0.19        1.29       0.31
                                ---------   ---------   ---------   ---------   ---------   --------
Distributions:
  From net investment
   income.....................     (0.21)      (0.24)      (0.22)      (0.21)      (0.24)     (0.14)
  From net realized gain on
   investments................     (0.02)      (0.04)      (0.01)      (0.06)          --     (0.14)
  From sources other than net
   investment income..........         --          --          --          --      (0.04)         --
                                ---------   ---------   ---------   ---------   ---------   --------
    Total distributions.......     (0.23)      (0.28)      (0.23)      (0.27)      (0.28)     (0.28)
                                ---------   ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29   $   5.28
                                ---------   ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   ---------   --------
Total investment return (e)...     19.01%      16.80%       6.27%       3.14%       25.1%       5.9%
                                ---------   ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   ---------   --------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428   $ 27,754
Ratio of net investment income
 to average net assets........      2.74%       3.17%       3.85%       3.30%        3.3%*      4.1%*
Ratio of expenses to average
 net assets:
  With expense reductions.....      1.50%       1.59%       1.70%       1.67%        1.8%*      1.9%*
  Without expense
   reductions.................      1.64%       1.66%       1.74%         N/A         N/A        N/A
Portfolio turnover rate +++...        50%         39%         83%        117%         24%        53%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $  0.0151   $  0.0139         N/A         N/A         N/A        N/A

------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992,
     1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.

**   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon average shares outstanding during the year.

(b)  Not annualized.

                               Prospectus Page 6

                        AIM GLOBAL GROWTH & INCOME FUND

(c)  Annualized.

(e)  Total investment return does not include sales charges.

N/A  Not Applicable.

                                        CLASS A+                     ADVISOR CLASS**
                                ------------------------   ------------------------------------
                                             SEPT. 25,
                                               1990
                                           (COMMENCEMENT                              JUNE 1,
                                  YEAR          OF               YEAR ENDED            1995
                                 ENDED      OPERATIONS)           OCT. 31,              TO
                                OCT. 31,        TO         ----------------------    OCT. 31,
                                  1991     OCT. 31, 1990   1997(A)       1996          1995
                                --------   -------------   --------   -----------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  4.77       $ 4.76       $   7.10     $    6.35     $    6.24

                               Prospectus Page 7

                        AIM GLOBAL GROWTH & INCOME FUND

                                --------   -------------   --------   -----------   -----------
Income from investment
 operations:
  Net investment income.......     0.27*        0.01*          0.23          0.23          0.11
  Net realized and unrealized
   gain (loss) on
   investments................     0.47           --           1.13          0.82          0.13
                                --------   -------------   --------   -----------   -----------
    Net increase (decrease)
     from investment
     operations...............     0.74         0.01           1.36          1.05          0.24
                                --------   -------------   --------   -----------   -----------
Distributions:
  From net investment
   income.....................   (0.26)           --         (0.24)        (0.26)        (0.13)
  From net realized gain on
   investments................       --           --         (0.02)        (0.04)            --
  From sources other than net
   investment income..........       --           --             --            --            --
                                --------   -------------   --------   -----------   -----------
    Total distributions.......   (0.26)           --         (0.26)        (0.30)        (0.13)
                                --------   -------------   --------   -----------   -----------
Net asset value, end of
 period.......................  $  5.25       $ 4.77       $   8.20     $    7.10     $    6.35
                                --------   -------------   --------   -----------   -----------
                                --------   -------------   --------   -----------   -----------
Total investment return (e)...   15.68%         0.2%(b)      19.23%        17.19%         3.83%(b)
                                --------   -------------   --------   -----------   -----------
                                --------   -------------   --------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $71,376       $9,486       $  3,057     $   3,085           944
Ratio of net investment income
 to average net assets........     5.0%*        2.9%*(c)      3.09%         3.52%         4.20%(c)
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.9%*        0.6%*(c)      1.15%         1.24%         1.35%(c)
  Without expense reductions
   and reimbursements.........      N/A          N/A          1.29%         1.31%         1.39%(c)
Portfolio turnover rate +++...      46%         None            50%           39%           83%
Average commission rate per
 share paid on portfolio
 transactions +++.............      N/A          N/A       $ 0.0151     $  0.0139           N/A

------------------
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992,
     1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
**   Commencing June 1, 1995, the Fund began offering Advisor Class shares.
(a) These selected per share data were calculated based upon average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(e)  Total investment return does not include sales charges.
N/A  Not Applicable.

                            ------------------------

                                                                                 AVERAGE MONTHLY
                                                                                    NUMBER OF
                                                              AVERAGE MONTHLY      REGISTRANT'S
                                                              AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT
                                           AMOUNT OF DEBT       OUTSTANDING        OUTSTANDING         OF DEBT PER
                                           OUTSTANDING AT       DURING THE          DURING THE        SHARE DURING
YEAR ENDED                                  END OF PERIOD         PERIOD              PERIOD           THE PERIOD
----------------------------------------  -----------------  -----------------  ------------------  -----------------
October 31, 1997........................         --              $  77,178           92,456,411         $  0.0008

                               Prospectus Page 8

                        AIM GLOBAL GROWTH & INCOME FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.

At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-adviser.

Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-adviser believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-adviser.

Equity securities that the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).

According to the Sub-adviser, as of the date of this Prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Sub-adviser believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Sub-adviser employs a conservative investment style in managing the Fund's assets. In so doing the Sub-adviser attempts to limit volatility and risk to capital. The Sub-adviser allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Sub-adviser attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.

The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country,

                               Prospectus Page 8

                        AIM GLOBAL GROWTH & INCOME FUND

other than the United States, will represent no more than 40% of the Fund's total assets.

The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Sub-adviser's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

In selecting equity securities for investment, the Sub-adviser attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-adviser believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-adviser seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.

In evaluating debt securities considered for the Fund, the Sub-adviser analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Sub-adviser will evaluate what action, if any, is appropriate with respect to such security.

The Sub-adviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the Investment Objectives and Policies section of the Statement of Additional Information.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned

                               Prospectus Page 9

                        AIM GLOBAL GROWTH & INCOME FUND

and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-adviser, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund

                               Prospectus Page 10

                        AIM GLOBAL GROWTH & INCOME FUND

also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.


The Fund may invest up to 15% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


The Fund is classified under the Investment Company Act of 1940 ("1940 Act"), as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Trustees without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction

                               Prospectus Page 11

                        AIM GLOBAL GROWTH & INCOME FUND

is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.

All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.


FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE


                               Prospectus Page 12

                        AIM GLOBAL GROWTH & INCOME FUND


OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR
(4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."


PURCHASES BY BANK WIRE. Shares of the Fund may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholders' Personal Portfolio for shares of the same class of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program, nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Fund and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

                               Prospectus Page 13

                        AIM GLOBAL GROWTH & INCOME FUND


                             HOW TO MAKE EXCHANGES

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Advisor Class shares of the Fund may be exchanged for Advisor Class shares of of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectuses of the other AIM/GT Fund(s) being considered. Other investors should contact AIM Distributors. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distibutors reserve the right to reject any purchase order.


                               Prospectus Page 14

                        AIM GLOBAL GROWTH & INCOME FUND


                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.
REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder who is in doubt as to what documents are required should contact his Financial Adviser or the Transfer Agent.

                               Prospectus Page 15

                        AIM GLOBAL GROWTH & INCOME FUND


Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in AIM/GT Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in AIM/ GT Funds through such account to an aggregate amount of $500 or more.


For additional information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

                               Prospectus Page 16

                        AIM GLOBAL GROWTH & INCOME FUND


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 17

                        AIM GLOBAL GROWTH & INCOME FUND


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares and pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on other classes of the Fund's shares as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/GT Funds); or


                               Prospectus Page 18

                        AIM GLOBAL GROWTH & INCOME FUND



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/ GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

                               Prospectus Page 19

                        AIM GLOBAL GROWTH & INCOME FUND



A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Directors. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Directors of the Company.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Funds and the Portfolios are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On


                               Prospectus Page 20

                        AIM GLOBAL GROWTH & INCOME FUND


May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager since Fund          Head of Investments for the United Kingdom and Europe for
 London              inception in 1990                     the Sub-adviser and INVESCO GT Asset Management PLC
                                                           (London) ("GT Asset Management"), an affiliate of the
                                                           Sub-adviser, since 1996. Portfolio Manager for the
                                                           Sub-adviser and GT Asset Management from 1984 to 1996.
Paul Griffiths      Portfolio Manager since 1995          Head of Global Fixed Income for the Sub-adviser and GT Asset
 London                                                    Management since June 1997. Portfolio Manager from 1994 to
                                                           1997. Global Bond Fund Manager for Lazard Investors from
                                                           1993 to 1994. Global Bond Fund Manager for Sanwa
                                                           International PLC from 1991 to 1993.


                            ------------------------


In placing securities orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser.


DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of the Fund's Advisor Class shares. AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739.

The Sub-adviser or an affiliate thereof may make ongoing payments to Financial Advisers and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks may also execute dealer agreements with AIM Distributors for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 21

                        AIM GLOBAL GROWTH & INCOME FUND


                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.



The Fund offers Advisor Class shares through this prospectus to certain investors. The Fund also offers Class A shares and Class B shares to investors through a separate Prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A and B shares of the Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the


                               Prospectus Page 22

                        AIM GLOBAL GROWTH & INCOME FUND


Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Fund and its shareholders.


To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing

                               Prospectus Page 23

                        AIM GLOBAL GROWTH & INCOME FUND


those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 24

                        AIM GLOBAL GROWTH & INCOME FUND


                                     NOTES

--------------------------------------------------------------------------------

                        AIM GLOBAL GROWTH & INCOME FUND



                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GROWTH & INCOME FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   GGI-PRO-2

                    AIM EMERGING MARKETS FUND: ADVISOR CLASS
                 AIM LATIN AMERICAN GROWTH FUND: ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998

--------------------------------------------------------------------------------


AIM EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.



AIM LATIN AMERICAN GROWTH FUND ("LATIN AMERICAN GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.



There can be no assurance that the Emerging Markets Fund or the Latin American Growth Fund (each a "Fund," and collectively, the "Funds") will achieve its investment objective.



The Funds are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO, (NY) Inc. (the Sub-adviser). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


The Funds are designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program nor are they suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

An investment in either Fund offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Sub-adviser with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment


/ / Exchange Privileges with the Advisor Class of the Other AIM/GT Funds



FOR FURTHER INFORMATION CALL
(800) 824-1580 OR CONTACT YOUR
FINANCIAL ADVISER.


                                     [LOGO]

---------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
          COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF
                  THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                               Prospectus Page 1

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         11
Risk Factors..............................................................................         16
How to Invest.............................................................................         21
How to Make Exchanges.....................................................................         23
How to Redeem Shares......................................................................         24
Shareholder Account Manual................................................................         26
Calculation of Net Asset Value............................................................         27
Dividends, Other Distributions and Federal Income Taxation................................         27
Management................................................................................         30
Other Information.........................................................................         33


                               Prospectus Page 2

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Funds:                     The  Emerging  Markets  Fund is  a  diversified  series, and  the  Latin  American Growth  Fund  is a non-diversified series of AIM Investment Funds, Inc. (the "Company").

Investment Objectives:         The Emerging Markets Fund seeks long-term growth of capital.
                               The Latin American Growth Fund seeks capital appreciation.

Principal Investments:         The Emerging Markets Fund normally invests at least  65% of its total assets in equity securities  of companies in emerging markets.
                               The  Latin American Growth Fund normally invests at least  65% of its total assets in equity and debt securities issued by Latin American companies and governments.

Principal Risk Factors:        There is no assurance that  either Fund will achieve its  investment objective. The Funds' net  asset values  will fluctuate,  reflecting fluctuations  in the  market value  of their  portfolio holdings.
                               Each Fund will  invest primarily  in foreign securities.  Investments in  foreign securities  involve risks  relating  to  political and  economic  developments  abroad and  the  differences  between the regulations to which  U.S. and foreign  issuers are  subject. Individual foreign  economies also  may differ  favorably or unfavorably  from the U.S.  economy. Changes in  foreign currency exchange rates will affect a Fund's net asset value, earnings and gains and losses realized on sales of  securities.
                               Securities  of foreign  companies may be  less liquid  and their prices  more volatile  than those of securities of comparable U.S. companies.
                               Each Fund may  engage in certain  foreign currency, options  and futures transactions  to attempt  to hedge  against the  overall level  of investment  and currency  risk associated  with its  present or
                               planned   investments.   Such   transactions   involve   certain   risks   and   transaction   costs.
                               The  Emerging Markets Fund may  invest up to 20%  of its total assets  in below investment grade debt securities. There is no limitation on the percentage of the Latin American Growth Fund's total assets that may be invested in such  securities. Investments of this type are  subject to a greater risk  of loss of principal and interest.
                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or  administrative services to institutional, corporate  and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent  investment management group that  has a significant presence  in the  institutional and  retail segment  of the  investment management  industry in  North America and
                               Europe, and a growing presence in Asia. AIM was organized in 1976


                               Prospectus Page 3

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               and, together with its affiliates, currently advises approximately 90 investment company  portfolios.
                               AIM  advises  the  Funds  and  other  investment company  portfolios  which  are  sub-advised  by the
                               Sub-adviser ("AIM/GT Funds") . On May 29,  1998, AMVESCAP PLC acquired the Asset Management  Division of  Liechtenstein Global Trust AG,  which included the Sub-adviser  and certain other affiliates. AIM also serves as the investment adviser  to other mutual funds, which  are not sub-advised by the  Sub-
                               adviser,  that are part of the AIM Family  of Funds-Registered Trademark- ("The AIM Family of Funds,"
                               and together with the AIM/GT Funds, the "AIM Funds").

Advisor Class Shares:          Advisor Class  shares are  offered  through this  Prospectus to  (a)  trustees or  other  fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000  employees; (b) any account with  assets of at least $10,000  if (i) a financial planner, trust company, bank trust department or registered  investment adviser has investment discretion over  such account,  and (ii)  the account  holder pays  such person  as compensation  for its  advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established  under a "wrap fee" program, and (ii) the  account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d)  accounts  advised  by INVESCO  (NY),  Inc. or  one  of  the companies  formerly  affiliated with
                               Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with  AMVESCAP
                               PLC.

Shares Available Through:      Advisor  Class shares are available  through Financial Advisers (as  defined herein) who have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares may  be exchanged for Advisor  Class shares of other  AIM/GT Funds. See "How  to
                               Make Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through the Funds' Transfer Agent. See "How to Redeem Shares" and "Shareholder
                               Account Manual."

Dividends and Other            Dividends  are paid  annually from net  investment income  and realized net  short-term capital gain;
Distributions:                 other distributions are  paid annually  from net  capital gain and  net gains  from foreign  currency transactions, if any.

Reinvestment:                  Dividends  and other  distributions may be  reinvested automatically  in Advisor Class  shares of the distributing Fund or of other AIM/GT Funds.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                           AIM EMERGING MARKETS FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Emerging Markets Fund are reflected in the following tables (1):


                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price)................................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is less)....        None
  Redemption charges..........................................................................................        None
  Exchange fees...............................................................................................        None

ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................       0.98%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses (after reimbursements).......................................................................       0.52%
                                                                                                                -----------
  Total Fund Operating Expenses...............................................................................       1.50%
                                                                                                                -----------
                                                                                                                -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class Shares........................................  $15    $ 48    $ 82    $180


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. Without reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.70% and 1.68%, respectively, for Advisor Class shares of the Fund. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


                         AIM LATIN AMERICAN GROWTH FUND



SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Latin American Growth Fund are reflected in the following tables (1):



                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price)......................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is less)....        None
  Redemption charges..........................................................................................        None
  Exchange fees:
    -- On first four exchanges each year......................................................................        None
    -- On each additional exchange............................................................................       $7.50

ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................       0.98%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses (after reimbursements).......................................................................       0.52%
                                                                                                                -----------
  Total Fund Operating Expenses...............................................................................       1.50%
                                                                                                                -----------
                                                                                                                -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $15    $ 48    $ 82    $180


------------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


(2) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.58% and 1.56%, respectively, for Advisor Class shares of the Fund. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 6

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)


                                                                        CLASS A+
                                                    ------------------------------------------------
                                                                  YEAR ENDED OCT. 31,
                                                    ------------------------------------------------
                                                    1997(D)   1996(D)   1995(d)     1994      1993
                                                    --------  --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period..............  $  14.26  $  13.85  $  18.81  $  14.42  $  11.10
                                                    --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income (loss)....................        --      0.11      0.13     (0.02)     0.02*
  Net realized and unrealized gain (loss) on
   investments....................................     (2.05)     0.30     (4.32)     4.68      3.38
                                                    --------  --------  --------  --------  --------
    Net increase (decrease) from investment
     operations...................................     (2.05)     0.41     (4.19)     4.66      3.40
                                                    --------  --------  --------  --------  --------
Distributions:
  From net investment income......................        --        --        --     (0.01)    (0.08)
  From net realized gain on investments...........        --        --     (0.77)    (0.26)       --
  In excess of net investment income..............     (0.01)       --        --        --        --
                                                    --------  --------  --------  --------  --------
    Total distributions...........................     (0.01)       --     (0.77)    (0.27)    (0.08)
                                                    --------  --------  --------  --------  --------
Net asset value, end of period....................  $  12.20  $  14.26  $  13.85  $  18.81  $  14.42
                                                    --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------
Total investment return (c).......................  (14.45)%     2.96%  (23.04)%    32.58%     30.9%
                                                    --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $113,319  $224,964  $252,457  $417,322  $187,808
Ratio of net investment income (loss) to average
  net assets......................................   (0.01)%     0.76%     0.89%   (0.11)%      0.1%*
Ratio of expenses to average net assets:
  With expense reductions.........................     2.10%     1.96%     2.12%     2.06%      2.4%*(b)
  Without expense reductions......................     2.18%     2.08%     2.14%       N/A       N/A
Portfolio turnover rate +++.......................      150%      104%      114%      100%       99%
Average commission rate per share on paid
  portfolio transactions +++......................  $ 0.0015  $ 0.0040       N/A       N/A       N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 7

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                           AIM EMERGING MARKETS FUND
                                  (CONTINUED)


                                                        CLASS A+                ADVISOR CLASS***
                                                    ----------------   -----------------------------------
                                                      MAY 18, 1992
                                                     (COMMENCEMENT     YEAR ENDED OCT. 31,    JUNE 1, 1995
                                                     OF OPERATIONS)                                TO
                                                           TO          --------------------     OCT. 31,
                                                     OCT. 31, 1992     1997(D)    1996(D)         1995
                                                    ----------------   --------  ----------   ------------
Per share operating performance:
Net asset value, beginning of period..............      $ 11.43        $  14.38   $   13.88      $14.71
                                                       --------        --------  ----------   ------------
Income from investment operations:
  Net investment income (loss)....................         0.07            0.05        0.18        0.08
  Net realized and unrealized gain (loss) on
   investments....................................        (0.40)          (2.05)       0.32       (0.91)
                                                       --------        --------  ----------   ------------
    Net increase (decrease) from investment
     operations...................................        (0.33)          (2.00)       0.50       (0.83)
                                                       --------        --------  ----------   ------------
Distributions:
  From net investment income......................                        (0.03)         --          --
  From net realized gain on investments...........           --              --          --          --
  In excess of net investment income..............           --           (0.08)         --          --
                                                       --------        --------  ----------   ------------
    Total distributions...........................           --           (0.11)         --          --
                                                       --------        --------  ----------   ------------
Net asset value, end of period....................      $ 11.10        $  12.27   $   14.38      $13.88
                                                       --------        --------  ----------   ------------
                                                       --------        --------  ----------   ------------
Total investment return (c).......................       (2.9)%(a)     (14.05)%       3.60%     (5.71)%(a)
                                                       --------        --------  ----------   ------------
                                                       --------        --------  ----------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............      $84,558        $  1,924   $   3,139      $1,675
Ratio of net investment income (loss) to average
  net assets......................................         1.7%*(b)       0.49%       1.26%       1.39%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................         2.4%*(b)       1.60%       1.46%       1.62%(b)
  Without expense reductions......................          N/A           1.68%       1.58%       1.64%(b)
Portfolio turnover rate +++.......................          32%(b)         150%        104%        114%
Average commission rate per share paid on
  portfolio transactions +++......................          N/A        $ 0.0015   $  0.0040         N/A

--------------
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.11% and the ratio of net investment income to average net assets would have been (0.61)%.

*** Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                         ------------------------------

                                                 AVERAGE MONTHLY
                                                  AMOUNT OF DEBT      AVERAGE MONTHLY       AVERAGE AMOUNT
                                AMOUNT OF DEBT     OUTSTANDING     NUMBER OF REGISTRANT'S    OF DEBT PER
                                OUTSTANDING AT      DURING THE       SHARES OUTSTANDING      SHARE DURING
YEAR ENDED                       END OF PERIOD        PERIOD         DURING THE PERIOD        THE PERIOD
------------------------------  ---------------  ----------------  ----------------------  ----------------
October 31, 1997..............    $6,184,000        $2,568,627           26,177,077            $0.0981

                               Prospectus Page 8

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)


                                                                             CLASS A+
                                                    ----------------------------------------------------------
                                                                       YEAR ENDED OCT. 31,
                                                    ----------------------------------------------------------
                                                    1997(a)   1996(a)   1995(a)   1994(a)   1993(a)     1992
                                                    --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  17.95  $  15.38  $  26.11  $  19.78  $  15.59  $  16.45
                                                    --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income (loss)....................      0.11      0.09      0.15     (0.08)     0.18      0.25
  Net realized and unrealized gain (loss) on
   investments....................................      1.44      2.59     (9.28)     6.75      5.21     (0.98)
                                                    --------  --------  --------  --------  --------  --------
    Net increase (decrease) from investment
     operations...................................      1.55      2.68     (9.13)     6.67      5.39     (0.73)
                                                    --------  --------  --------  --------  --------  --------
Distributions:
  From net investment income......................        --     (0.08)       --     (0.19)    (0.12)    (0.13)
  From net realized gain on investments...........        --        --     (1.60)    (0.15)    (1.08)       --
  In excess of net investment income..............        --     (0.03)       --        --        --        --
                                                    --------  --------  --------  --------  --------  --------
    Total distributions...........................               (0.11)    (1.60)    (0.34)    (1.20)    (0.13)
                                                    --------  --------  --------  --------  --------  --------
Net asset value, end of period....................  $  19.50  $  17.95  $  15.38  $  26.11  $  19.78  $  15.59
                                                    --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------
Total investment return (d).......................     8.52%    17.52%  (37.16)%    34.10%     37.1%    (4.5)%
                                                    --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $159,496  $177,373  $182,462  $336,960  $129,280  $ 94,085
Ratio of net investment income (loss) to average
  net assets......................................     0.52%     0.46%     0.86%   (0.29)%      1.3%*     1.3%*
Ratio of expenses to average net assets:
  With expense reductions.........................     1.96%     2.03%     2.11%     2.04%      2.4%*     2.4%*
  Without expense reductions......................     2.06%     2.10%     2.12%       N/A       N/A       N/A
Portfolio turnover rate +++.......................      130%      101%      125%      155%      112%      159%
Average commission rate per share paid on
  portfolio transactions +++......................  $ 0.0007  $ 0.0005       N/A       N/A       N/A       N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.

(a) These selected per share data were calculated based upon average shares outstanding during the period.

(b) Not annualized.

(c)  Annualized.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 9

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                         AIM LATIN AMERICAN GROWTH FUND
                                  (CONTINUED)


                                              CLASS A+                 ADVISOR CLASS**
                                          ----------------   -----------------------------------
                                           AUG. 13, 1991
                                           (COMMENCEMENT     YEAR ENDED OCT. 31,    JUNE 1, 1995
                                           OF OPERATIONS)                                TO
                                                 TO          --------------------     OCT. 31,
                                           OCT. 31, 1991     1997(A)    1996(A)         1995
                                          ----------------   --------  ----------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....      $  14.29       $  17.94   $   15.40     $ 15.95
                                          ----------------   --------  ----------   ------------
Income from investment operations:
  Net investment income (loss)..........          0.01           0.19        0.17        0.09
  Net realized and unrealized gain
   (loss) on investments................          2.15           1.44        2.58       (0.64)
                                          ----------------   --------  ----------   ------------
    Net increase (decrease) from
     investment operations..............          2.16           1.63        2.75       (0.55)
                                          ----------------   --------  ----------   ------------
Distributions:
  From net investment income............            --             --       (0.14)         --
  From net realized gain on
   investments..........................            --             --          --          --
  In excess of net investment income....            --             --       (0.07)         --
                                          ----------------   --------  ----------   ------------
    Total distributions.................            --             --       (0.21)         --
                                          ----------------   --------  ----------   ------------
Net asset value, end of period..........      $  16.45       $  19.57   $   17.94     $ 15.40
                                          ----------------   --------  ----------   ------------
                                          ----------------   --------  ----------   ------------
Total investment return (d).............         15.1%(b)       8.91%      18.16%     (3.45)%(b)
                                          ----------------   --------  ----------   ------------
                                          ----------------   --------  ----------   ------------

Ratios and supplemental data:
Net assets, end of period (in 000's)....      $125,038       $    636   $     818     $   369
Ratio of net investment income (loss) to
  average net assets....................          1.2%*(c)      1.02%       0.96%       1.36%(c)
Ratio of expenses to average net assets:
  With expense reductions...............          2.4%*(c)      1.46%       1.53%       1.61%(c)
  Without expense reductions............           N/A          1.56%       1.60%       1.62%(c)
Portfolio turnover rate +++.............          None           130%        101%        125%
Average commission rate per share paid
  on portfolio transactions +++.........           N/A       $ 0.0007   $  0.0005         N/A

--------------
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                 AVERAGE MONTHLY
                                                  AMOUNT OF DEBT      AVERAGE MONTHLY       AVERAGE AMOUNT
                                AMOUNT OF DEBT     OUTSTANDING     NUMBER OF REGISTRANT'S    OF DEBT PER
                                OUTSTANDING AT      DURING THE       SHARES OUTSTANDING      SHARE DURING
YEAR ENDED                       END OF PERIOD        PERIOD         DURING THE PERIOD        THE PERIOD
------------------------------  ---------------  ----------------  ----------------------  ----------------
October 31, 1997..............    $3,238,000        $1,519,383           16,973,475            $0.0895

                               Prospectus Page 10

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.

For purposes of the Emerging Markets Fund's operations, "emerging markets" consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Emerging Markets Fund does not consider to be emerging markets.

For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect emerging market development to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.

The Emerging Markets Fund invests in those emerging markets that the Sub-adviser believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different

                               Prospectus Page 11

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-adviser will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.

The Sub-adviser believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-adviser believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.

INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."

If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Sub-adviser, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.

Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to its objective of long-term growth of capital.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the Investment Objective and Policies section of the Statement of Additional Information.



LATIN AMERICAN GROWTH FUND


The Latin American Growth Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin American Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Latin American Growth Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.


                               Prospectus Page 12

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


The Latin American Growth Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-adviser's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.


In allocating investments among the various Latin American countries, the Sub-adviser looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-adviser will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-adviser will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.


Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin American Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin American Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."



The Latin American Growth Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.


The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same

                               Prospectus Page 13

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.


Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Latin American Growth Fund is incidental to its objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin American Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies. In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-adviser determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss. For a full description of money market instruments, see "Temporary Defensive Strategies" in the Statement of Additional Information.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICAN GROWTH FUND


INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.


Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that a Fund invests in an Affiliated Fund.


SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, a Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. Each Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and

                               Prospectus Page 14

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Funds to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of each Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of each Fund's total assets.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, that Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Funds may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-adviser may not be able to effectively hedge its investment in such markets.

Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against

                               Prospectus Page 15

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. A Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin American Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin American Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin American Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Trustees without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions.


The Funds are authorized to engage in Short Sales, although they currently have no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

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                                  RISK FACTORS

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GENERAL. There is no assurance that either Fund will achieve its investment objective. Investing in either Fund entails a substantial degree of risk, and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.

Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by each Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.

Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the

                               Prospectus Page 16

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
economies and securities markets of certain countries with emerging markets.

Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company, such as the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Trustees.


LATIN AMERICAN GROWTH FUND. The Latin American Growth Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Latin American Growth Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Latin American Growth Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.



Investing in securities of Latin American issuers involve risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin American Growth Fund could lose its entire investment in any such country.


The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the

                               Prospectus Page 17

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.


Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin American Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.



The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin American Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin American Growth Fund's investment income available for distribution to shareholders.


Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin American Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin American Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.


Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca, or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to

                               Prospectus Page 18

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.


ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin American Growth Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Latin American Growth Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-adviser believes that carefully selected investments in special situations could enable the Latin American Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin American Growth Fund will invest no more than 5% of it total assets in Special Situations.


                               Prospectus Page 19

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                         AIM LATIN AMERICAN GROWTH FUND

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


CURRENCY RISK. Because the Emerging Markets Fund and the Latin American Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although either Fund is authorized to enter into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and forward currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

                               Prospectus Page 20

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                         AIM LATIN AMERICAN GROWTH FUND

                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time.

THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.


FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege


                               Prospectus Page 21

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

discussed under the caption "How to Make Exchanges."


PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/GT Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institutions or AIM Distributors for more information.

                               Prospectus Page 22

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                             HOW TO MAKE EXCHANGES

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Advisor Class shares of a Fund may be exchanged for Advisor Class shares of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DEVELOPING MARKETS FUND


  - AIM DOLLAR FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of the other AIM/GT Fund(s) being considered. Other investors should contact AIM Distributors. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 23

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either:
(i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Adviser or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of

                               Prospectus Page 24

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in AIM/GT Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in AIM/ GT Funds through such account to an aggregate amount of $500 or more.


For additional information on how to redeem shares of the Funds, see the Shareholder Account Manual in this Prospectus or contact your Financial Adviser.

                               Prospectus Page 25

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 26

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing) each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets that trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/ GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or


                               Prospectus Page 27

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other AIM/GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


Each Fund provides federal tax information to its shareholders annually, including information about dividends capital gains other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

                               Prospectus Page 28

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


A redemption of a Fund's shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of a Fund's shares for shares of another mutual fund generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 29

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Funds on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc.. The day to day operations of each Fund are delegated to the officers of the Company, subject always to the objectives and policies of the applicable Fund and to the general supervision of the Company's Board of Directors. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Company.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as each Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.

The Sub-adviser also serves as each Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to each Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to each Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sales, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC and its subsidiaries are an independent investment management group that has

                               Prospectus Page 30

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND
a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                             RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                   PAST FIVE YEARS
---------------------------  ---------------------  -------------------------------------------------------------------
Allan Conway                 Portfolio Manager      Head of Global Emerging Market Equities for the Sub- adviser and
 London                       since 1997             INVESCO GT Asset Management PLC (London) ("GT Asset Management"),
                                                     an affiliate of the Sub-adviser, since January 1997. Director of
                                                     International Equities at Hermes Investment Management from 1992 to 1997. Portfolio Manager Head of Overseas Equities at Provident
                                                     Mutual from 1982 to 1992.

Hugh Hunter                  Portfolio Manager      Portfolio Manager for the Sub-adviser and GT Asset Management since
 London                       since 1997             June 1997. Head of Quantitative Emerging Strategy at Baring Asset
                                                     Management (London) ("Barings") from 1992 to 1997.

Aziz Minhas                  Portfolio Manager      Portfolio Manager for the Sub-adviser and GT Asset Management since
 London                       since 1997             December 1997. Investment Analyst and Senior Investment Analyst
                                                     with Abu Dhabi Investment Authority (London) from 1990 to 1997.

Darren Read                  Portfolio Manager      Portfolio Manager for the Sub-adviser and GT Asset Management since
 London                       since 1997             May 1997. Senior Investment Analyst at Hermes from 1995 to 1997.
                                                     Chartered Accountant in the Financial Markets Division of Arthur
                                                     Andersen from 1991 to 1995.

Christine Rowley             Portfolio Manager      Portfolio Manager for the Sub-adviser, GT Asset Management and
 London                       since 1997             INVESCO GT Asset Management Asia Ltd. (Hong Kong), an affiliate of the Sub-adviser, since 1992. Analyst with the Bank of England from
                                                     1989 to 1990.

Mark Thorogood               Portfolio Manager      Portfolio Manager for the Sub-adviser and GT Asset Management since
 London                       since 1997             May 1997. Proprietary Trader for ING-Barings (Hong Kong) from 1994 to 1997. Analyst and Portfolio Manager for Provident Mutual from
                                                     1987 to 1994.


                               Prospectus Page 31

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                           LATIN AMERICAN GROWTH FUND



                             RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                   PAST FIVE YEARS
---------------------------  ---------------------  -------------------------------------------------------------------

Allan Conway                 Portfolio Manager      See description above.
 London                       since 1997

David Manuel                 Portfolio Manager      Head of Global Fixed Income for the Sub-adviser and GT Asset
 London                       since 1997             Management since June 1997. Portfolio Manager for the Sub-adviser and GT Asset Management since November 1997. Investment Analyst and Portfolio Manager for Abbey Life Investment Services Ltd. from
                                                     1987 to 1997, and Head of Latin American Equities from 1994 to
                                                     1997.


                            ------------------------


In placing securities orders for the Funds' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of each Fund's Advisor Class shares. Like the Manager, AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739.


The Latin American Growth Fund has previously suspended the offering of its shares upon the advice of the Manager that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin American Growth Fund has resumed sales of its shares based upon the Sub-adviser's advice that it is consistent with prudent portfolio management to do so. However, the Latin American Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.


The Sub-adviser or an affiliate thereof may make ongoing payments to Financial Advisers and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks also may execute dealer agreements with AIM Distributors for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Trustees believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 32

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by a Fund to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland Corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of each Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this Prospectus to certain enumerated investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares have been classified as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares


                               Prospectus Page 33

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Funds and their shareholders.


To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after

                               Prospectus Page 34

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase
(i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, and maintains its offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of each Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 35

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM EMERGING MARKETS FUND, AIM LATIN AMERICAN GROWTH FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   LEM-PRO-2

                          AIM DEVELOPING MARKETS FUND:
                                 ADVISOR CLASS


                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------


AIM DEVELOPING MARKETS FUND (THE "FUND") primarily seeks long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets ordinarily is invested in emerging market equity securities. The Fund also invests in emerging market debt securities, which are selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objectives.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in equity and high yield, high risk ("lower quality") debt securities that are predominantly speculative. Investments of this type are subject to a greater risk of loss of principal and interest. The Fund's investments in securities of issuers in developing markets involves special considerations and risks that are not typically associated with investments in securities of issuers in the United States or in other more established markets. Investors should carefully assess the risks associated with an investment in the Fund.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 347-4246. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Fund is managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


An investment in the Fund offers the following advantages:


/ / Access to Securities Markets Around the World


/ / Automatic Dividend and Other Distribution Reinvestment


/ / Exchange Privileges with the Advisor Class of the Other AIM/GT Funds


/ / Portfolio Rebalancing Program


FOR FURTHER INFORMATION, CALL

(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


                                     [LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION, NOR  HAS THE  SECURITIES AND  EXCHANGE  COMMISSION
   PASSED  ON  THE ACCURACY  OR  ADEQUACY OF  THIS  PROSPECTUS.         ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                          AIM DEVELOPING MARKETS FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objectives and Policies........................................................          7
Risk Factors..............................................................................         12
How to Invest.............................................................................         17
How to Make Exchanges.....................................................................         19
How to Redeem Shares......................................................................         20
Shareholder Account Manual................................................................         22
Calculation of Net Asset Value............................................................         23
Dividends, Other Distributions and Federal Income Taxation................................         23
Management................................................................................         25
Other Information.........................................................................         27


                               Prospectus Page 2

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus


The Fund:                      The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company").

Investment Objectives:         The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation.

Principal Investments:         The  Fund normally invests a majority of its assets in emerging market equity securities and also may invest in emerging market debt securities.

Principal Risk Factors:        There is no  assurance that the  Fund will achieve  its investment objectives.  The Fund's net  asset value  per  share  will fluctuate,  reflecting  fluctuations in  the  market value  of  its portfolio holdings.

                               The Fund invests in foreign securities. Investments  in foreign securities involve risks relating  to political  and economic developments abroad and the differences between the regulations to which U.S.
                               and foreign  issuers  are  subject.  Individual  foreign  economies  also  may  differ  favorably  or unfavorably  from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset  value, earnings,  and gains  and losses  realized on  sales of  securities. Securities  of foreign  companies may  be less liquid  and their  prices more volatile  than those  of securities of comparable U.S. companies. The Fund  normally invests substantially all of  its assets in issuers  in emerging  markets.  Such investments  entail greater  risks  than investing  in issuers  in developed markets.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall  level of investment  and currency risk  associated with its  present or  planned investments. Such transactions involve certain risks and transaction costs.

                               The  value of  debt securities  held by the  Fund generally  fluctuates inversely  with interest rate movements. Certain investment grade debt securities  may possess speculative qualities. The Fund  may invest  in below investment grade debt securities. Investments  of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Managers:           AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate  and individual clients around the  world.
                               AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its  subsidiaries are an independent  investment management group that  has a significant presence in the institutional and  retail segment  of the  investment management  industry in  North America  and
                               Europe,  and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises approximately  90 investment  company portfolios. AIM  advises the  Fund and  other investment


                               Prospectus Page 3

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               company  portfolios  which are  sub-advised by  the Sub-adviser  ("AIM/GT Funds").  On May  29, 1998,
                               AMVESCAP PLC acquired the Asset Management Division  of Liechtenstein Global Trust AG, which  include the  Sub-adviser and  certain other affiliates.  AIM also serves  as the investment  adviser to other mutual funds, which  are not  sub-advised by  the Sub-adviser, that  are part  of The  AIM Family  of
                               Funds-Registered  Trademark- ("The AIM Family of Funds," and together with the AIM/GT Funds, the "AIM
                               Funds").

Advisor Class Shares:          Advisor Class  shares are  offered  through this  Prospectus to  (a)  trustees or  other  fiduciaries purchasing  shares for employee benefit plans that are  sponsored by organizations that have at least
                               1,000 employees; (b) any account with  assets of at least $10,000  if (i) a financial planner,  trust company,  bank trust department or registered investment  adviser has investment discretion over such account, and (ii)  the account  holder pays  such person  as compensation  for its  advice and  other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a  least $10,000 if (i) such account is established  under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts  advised  by INVESCO  (NY),  Inc.  or one  of  the companies  formerly  affiliated  with
                               Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the  AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP
                               PLC.

Shares Available Through:      Advisor Class shares of the  Fund are available through Financial  Advisers (as defined herein)  that have  entered  into  agreements  with  the  Fund's  distributor,  A  I  M  Distributors,  Inc.  ("AIM
                               Distributors") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares may  be exchanged for Advisor  Class shares of other  AIM/GT Funds. See "How  to
                               Make Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through the Fund's Transfer Agent. See "How to Redeem Shares" and "Shareholder
                               Account Manual."

Dividends and Other            Dividends  and other  distributions from  net investment  income, net  short- term  capital gain, net
  Distributions:               capital gain and net gains from foreign currency transactions, if any, are paid annually.

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares of other AIM/GT Funds.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                          AIM DEVELOPING MARKETS FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables (1):

                                                                                                            ADVISOR CLASS
                                                                                                           ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).................................          None
  Sales charges on reinvested distributions to shareholders..............................................          None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)................................................................................................          None
  Redemption charges.....................................................................................          None
  Exchange Fees..........................................................................................          None
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........................................................         0.98%
  12b-1 distribution and service fees....................................................................          None
  Other expenses (after estimated waivers)...............................................................         0.52%
                                                                                                                 ------
Total Fund Operating Expenses............................................................................         1.50%
                                                                                                                 ------
                                                                                                                 ------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                            ONE    THREE   FIVE     TEN
                                                                                            YEAR   YEARS   YEARS   YEARS
                                                                                            ----   -----   -----   -----
Advisor Class Shares......................................................................  $15    $ 48    $ 82    $180


------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.


(2) Expenses are estimated based on the fees and expenses the Fund is expected to incur during its initial year as an open-end fund and AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. Without waivers, "Other expenses" and "Total Fund Operating Expenses" are estimated to be 0.65% and 1.63%, respectively, for Advisor Class shares. "Other expenses" include custody, transfer agent, legal and audit fees and other operating expenses. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                          AIM DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one share of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund") for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial information in the table below has been audited by Coopers & Lybrand L.L.P., independent accountants. The Predecessor Fund was a closed-end investment company whose single class of shares traded on the New York Stock Exchange ("NYSE"). On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of the Predecessor Fund. On that date, all shareholders of the Predecessor Fund received Class A shares of the Fund. The fees and expenses of the Fund will differ from those of the Predecessor Fund. The Fund's fiscal year end will be October 31, rather than December 31, which was the Predecessor Fund's fiscal year end.



                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)
            (SUCCESSOR TO G.T. GLOBAL DEVELOPING MARKETS FUND, INC.)


  (For the entire period shown, the Predecessor Fund operated as a closed-end investment company traded on the NYSE)

                                                                                                       JAN. 11, 1994
                                                                                                       (COMMENCEMENT
                                                                                YEAR ENDED DEC. 31,    OF OPERATIONS)
                                                                 PERIOD ENDED   --------------------         TO
                                                                 OCT. 31, 1997    1996       1995      DEC. 31, 1994
                                                                 -------------  ---------  ---------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period...........................    $   13.84    $   11.60  $   12.44     $    15.00
                                                                 -------------  ---------  ---------  ----------------
Income from investment operations:
  Net investment income........................................         0.25         0.53       0.72           0.35
  Net realized and unrealized gain (loss) on investments.......        (1.53)        2.19      (0.84)         (2.46)
                                                                 -------------  ---------  ---------  ----------------
    Net increase (decrease) from investment operations.........        (1.28)        2.72      (0.12)         (2.11)
                                                                 -------------  ---------  ---------  ----------------
Distributions to shareholders:
  From net investment income...................................           --        (0.48)     (0.72)         (0.35)
  From net realized gain on investments........................           --           --         --          (0.10)
                                                                 -------------  ---------  ---------  ----------------
    Total distributions........................................           --        (0.48)     (0.72)         (0.45)
                                                                 -------------  ---------  ---------  ----------------
Net asset value, end of period.................................    $   12.56    $   13.84  $   11.60     $    12.44
                                                                 -------------  ---------  ---------  ----------------
                                                                 -------------  ---------  ---------  ----------------
Market value, end of period....................................    $   11.81    $   13.84  $   11.60     $    12.44
                                                                 -------------  ---------  ---------  ----------------
                                                                 -------------  ---------  ---------  ----------------
Total investment return (based on net asset value) (a).........      (9.25)%+      23.59%    (0.95)%       (14.07)%+
Total investment return (based on market value)................        1.62%(b)    24.18%      6.60%       (32.16)%(b)

Ratios and supplemental data:
Net assets, end of period (in 000's)...........................    $ 457,379    $ 504,012  $ 422,348     $  452,872
Ratio of net investment income to average net assets...........        2.03%++      4.07%      6.33%          2.75%++
Ratio of expenses to average net assets:
  With expense reductions......................................        1.75%++      1.82%      1.77%          2.01%++
  Without expense reductions...................................        1.83%++      1.85%      1.80%          2.01%++
Portfolio turnover rate........................................         184%++       138%        75%            56%
Average commission rate per share paid on portfolio
 transactions..................................................    $  0.0023    $  0.0022        N/A            N/A

------------------

+   Not annualized

++  Annualized

(a) Total investment return differs from the Predecessor Fund's total investment return based on market value.

N/A Not Applicable
                         ------------------------------

                                                                              AVERAGE MONTHLY NUMBER    AVERAGE AMOUNT
                                  AMOUNT OF DEBT    AVERAGE MONTHLY AMOUNT    OF REGISTRANT'S SHARES     OF DEBT PER
                                  OUTSTANDING AT     OF DEBT OUTSTANDING           OUTSTANDING           SHARE DURING
YEAR ENDED                         END OF PERIOD      DURING THE PERIOD         DURING THE PERIOD         THE PERIOD
--------------------------------  ---------------  ------------------------  ------------------------  ----------------
October 31, 1997................        --                 $379,964                 36,416,667             $0.0104

                               Prospectus Page 6

                          AIM DEVELOPING MARKETS FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets normally are invested in emerging market equity securities. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, American Depository Receipts, Global Depository Receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. The Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income.

For purposes of the Fund's operations, emerging markets consist of all countries determined by the Sub-adviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of all the countries that the Fund does not currently consider to be emerging markets.

For purposes of the Fund's policy of normally investing substantially all of its assets in issuers in emerging markets, the Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or
(3) organized under the laws of, or with a principal office in, an emerging market.

In selecting investments, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average

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                          AIM DEVELOPING MARKETS FUND
growth rates over the long term. The Sub-adviser seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-adviser then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.

As opportunities to invest in securities in other emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests. In some cases, investments in debt securities could provide the Fund with access to emerging markets in the early stages of their economic development, when equity securities are not yet generally available or, in the Sub-adviser's view, do not yet present an acceptable investment alternative. While the Fund generally is not restricted in the portion of its assets that may be invested in a single region, under normal conditions its assets will be invested in issuers in at least four countries, and it will not invest more than 25% of its assets in issuers in one country. The Fund's holdings of any one foreign currency together with securities denominated in or indexed to such currency will not exceed 40% of its assets.

INVESTMENTS IN DEBT SECURITIES. The Fund may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest.

There is no limitation on the percentage of the Fund's assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated; if rated, it is expected that such ratings will be below investment grade. See "Risk Factors -- Risks Associated with Debt Securities" and "-- Risks Associated with Below Investment Grade Debt Securities."

The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, relative interest rate levels and/or the creditworthiness of issuers.

ADDITIONAL INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy for the Fund if it determines such a strategy

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to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full descripton of money market instruments, see "Temporary Defensive Strategies" in the Investment Objectives and Policies section of the Statement of Additional Information.


BORROWING AND REVERSE REPURCHASE AGREEMENTS. In connection with meeting requests for the redemption of Fund shares, the Fund may borrow from banks or may borrow through reverse repurchase agreements. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions but total borrowings may not exceed 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed-upon price that includes an interest component.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-adviser, the size of the premium the Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so.

The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates.

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Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-adviser may not be able to effectively hedge its investment in such markets.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.


Investment in other investment companies may involve the payment of substantial premiums above the value of their portfolio securities and multiple layering of fees and expenses and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in another investment company, the Fund would bear its ratable share of that company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into

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a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

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                          AIM DEVELOPING MARKETS FUND

OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. The "majority of its outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

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                                  RISK FACTORS

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GENERAL. There is no assurance that the Fund will achieve its investment objectives. Investing in the Fund entails a substantial degree of risk and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.


The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number

                               Prospectus Page 12

                          AIM DEVELOPING MARKETS FUND
of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing that income.

Investing in some foreign countries involves risks relating to potential political and economic instability within such countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it.

INVESTING IN EMERGING MARKETS. Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists. During the period commencing with the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at

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fair value determined in good faith by or under the direction of the Company's Board of Directors.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

RISKS ASSOCIATED WITH BELOW INVESTMENT GRADE DEBT SECURITIES. The Fund may invest up to 50% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting it, such as its inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or that are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include (1) potential adverse publicity, (2) heightened sensitivity to general economic or political conditions and (3) the likely adverse impact of a major economic recession.

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The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.
Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Fund is authorized to enter into options, futures and forward currency transactions. These transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response

                               Prospectus Page 15

                          AIM DEVELOPING MARKETS FUND
to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect its willingness to service its sovereign debt. Although the Sub-adviser intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Fund expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans -- typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

                               Prospectus Page 16

                          AIM DEVELOPING MARKETS FUND

As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

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                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the AIM/GT Funds on June 1, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.


FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY


                               Prospectus Page 17

                          AIM DEVELOPING MARKETS FUND

PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM/GT Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."


PURCHASE BY BANK WIRE. Shares of the Fund may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM/GT Funds. The Program automatically rebalances holdings of AIM/ GT Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM/GT Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more AIM/ GT Funds in the shareholders' Personal Portfolio for shares of the same class of one or more other AIM/GT Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the AIM/GT Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM/GT Fund(s) that have appreciated most during the period being exchanged for shares of AIM/GT Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

                               Prospectus Page 18

                          AIM DEVELOPING MARKETS FUND

                             HOW TO MAKE EXCHANGES

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Advisor Class shares of the Fund may be exchanged for Advisor Class shares of any other AIM/GT Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the AIM/GT Funds include the following:



  - AIM AMERICA VALUE FUND


  - AIM DOLLAR FUND


  - AIM EMERGING MARKETS FUND


  - AIM EUROPE GROWTH FUND


  - AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - AIM GLOBAL FINANCIAL SERVICES FUND


  - AIM GLOBAL GOVERNMENT INCOME FUND


  - AIM GLOBAL GROWTH & INCOME FUND


  - AIM GLOBAL HEALTH CARE FUND


  - AIM GLOBAL HIGH INCOME FUND


  - AIM GLOBAL INFRASTRUCTURE FUND


  - AIM GLOBAL RESOURCES FUND


  - AIM GLOBAL TELECOMMUNICATIONS FUND


  - AIM INTERNATIONAL GROWTH FUND


  - AIM JAPAN GROWTH FUND


  - AIM LATIN AMERICAN GROWTH FUND


  - AIM MID CAP GROWTH FUND


  - AIM NEW DIMENSION FUND


  - AIM NEW PACIFIC GROWTH FUND


  - AIM SMALL CAP EQUITY FUND


  - AIM STRATEGIC INCOME FUND


  - AIM WORLDWIDE GROWTH FUND



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectuses of the other AIM/GT Fund(s) being considered. Other investors should contact AIM Distributors. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The AIM/GT Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each AIM/GT Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although an AIM/GT Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each AIM/GT Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 19

                          AIM DEVELOPING MARKETS FUND

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to

                               Prospectus Page 20

                          AIM DEVELOPING MARKETS FUND
what documents are required should contact his Financial Adviser or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in AIM/GT Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in AIM/ GT Funds through such account to an aggregate amount of $500 or more.


For more information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

                               Prospectus Page 21

                          AIM DEVELOPING MARKETS FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. INVESTORS SHOULD REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    AIM/GT Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the AIM/GT Fund exchanging into, shareholder's registered name and account number, to:



    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    AIM/GT Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 22

                          AIM DEVELOPING MARKETS FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including dividends and interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding. Net asset value is determined separately for each class of the Fund's shares.

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which the securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for the securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on other classes of the Fund's shares as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/GT Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/ GT Funds); or


                               Prospectus Page 23

                          AIM DEVELOPING MARKETS FUND


/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other AIM/ GT Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another AIM/GT Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. The Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

                               Prospectus Page 24

                          AIM DEVELOPING MARKETS FUND


A redemption of the Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another mutual fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. The Company's Board of Directors has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement with State Street Bank and Trust Company and the transfer agency agreement with GT Global Investor Services, Inc. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Directors. See "Directors and Executive Officers" in the Statement of Additional Information for information on the Company's Directors.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of the AIM/GT Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to the Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as


                               Prospectus Page 25

                          AIM DEVELOPING MARKETS FUND

Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                                 RESPONSIBILITIES                             BUSINESS EXPERIENCE
       NAME/OFFICE                 FOR THE FUND                                 PAST FIVE YEARS
--------------------------  --------------------------  ---------------------------------------------------------------
Allan Conway                Portfolio Manager since     Head of Global Emerging Market Equities for the Sub- adviser
 London                      1997                        and INVESCO GT Asset Management PLC (London) ("GT Asset
                                                         Management"), an affiliate of the Sub-adviser, since January
                                                         1997. Director of International Equities at Hermes Investment
                                                         Management from 1992 to 1997. Portfolio Manager Head of
                                                         Overseas Equities at Provident Mutual from 1982 to 1992.

Mark Thorogood              Portfolio Manager since     Portfolio Manager for the Sub-adviser and GT Asset Management
 London                      1997                        since May 1997. Proprietary Trader for ING-Barings (Hong Kong)
                                                         from 1994 to 1997. Analyst and Portfolio Manager for Provident
                                                         Mutual from 1987 to 1994.
Cheng-Hock Lau              Portfolio Manager since     Chief Investment Officer for Global Fixed Income for the
 New York                    1997                        Sub-adviser since October 1996. Senior Portfolio Manager for
                                                         Global/International Fixed Income for the Sub-adviser from
                                                         July 1995 to October 1996. Employed by Chancellor Capital
                                                         Management, Inc. ("Chancellor Capital"), a predecessor of the
                                                         Sub-adviser, from 1995 to October 1996. Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company
                                                         International from 1993 to 1995. Vice President at Bankers
                                                         Trust Company from 1991 to 1993.


                               Prospectus Page 26

                          AIM DEVELOPING MARKETS FUND


In placing securities orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of the Fund's Advisor Class shares. AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739.

The Sub-adviser or an affiliate thereof may make ongoing payments to Financial Advisers and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


The Fund reserves the right to suspend the offering of its shares upon the advice of the Sub-adviser that doing so is in the best interest of the portfolio management process.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks may also execute dealer agreements with AIM Distributors for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Prior to May 29, 1998, the Company operated under the name G.T. Investment Funds, Inc. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to

                               Prospectus Page 27

                          AIM DEVELOPING MARKETS FUND

hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


The Fund offers Advisor Class shares through this prospectus to certain investors. The Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A and B shares of the Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



Shareholders have been asked to vote on the reorganization of the Company into a Delaware business trust. If approved by shareholders, it is anticipated that the reorganization would occur prior to October 1, 1998.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not

                               Prospectus Page 28

                          AIM DEVELOPING MARKETS FUND
take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the Fund, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM, AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the Fund and its shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will review any systems subsequently acquired to confirm that they are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 29

                          AIM DEVELOPING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                          AIM DEVELOPING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN A CONCENTRATION OF INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM DEVELOPING MARKETS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   DVM-PRO-2

                             AIM GLOBAL THEME FUNDS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information

                                  June 1, 1998
--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund"), AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Health Care Fund ("Health Care Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for each Feeder Fund. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     33
Information Relating to Sales and Redemptions............................................................................     35
Taxes....................................................................................................................     39
Additional Information...................................................................................................     42
Investment Results.......................................................................................................     43
Description of Debt Ratings..............................................................................................     52
Financial Statements.....................................................................................................     54



                                     [LOGO]


                   Statement of Additional Information Page 1

                             AIM GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.


Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.


SELECTION OF EQUITY INVESTMENTS

With respect to the Resources Portfolio, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.


With respect to the Telecommunications Fund, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-adviser is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-adviser considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

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INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.


DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection
with  the   loans  of   their   securities.  While   the  securities   loan   is

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                             AIM GLOBAL THEME FUNDS
outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. The Sub-adviser will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-

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fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as
applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or

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                             AIM GLOBAL THEME FUNDS
currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

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PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

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Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day

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at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

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Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a

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consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance

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of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities


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pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by that Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security;
(ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information

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regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and

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services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal

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and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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                             AIM GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

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FEEDER FUNDS

The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:


Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.


Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's voting securities represented at a meeting at which more than 50% of its outstanding voting securities are represented, or (ii) more than 50% of its outstanding voting securities. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

No Portfolio may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

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                             AIM GLOBAL THEME FUNDS

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;


        (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;


        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

        (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND
The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding

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                             AIM GLOBAL THEME FUNDS
    voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Health Care Fund's Board of Directors without shareholder approval. The Health Care Fund will not:


        (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

        (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or


        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or



        (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND
The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than

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                             AIM GLOBAL THEME FUNDS
    10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;


        (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;


        (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Sub-adviser is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Sub-adviser seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of each Theme Portfolio, the Sub-adviser may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.


Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Sub-adviser serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.


Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the

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OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal years ended October 31, 1997, 1996 and 1995, the Health Care Fund paid aggregate brokerage commissions of $1,150,118, $1,619,500 and $545,743, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Telecommunications Fund paid aggregate brokerage commissions of $2,254,069, $2,848,733 and $2,253,982, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Financial Services Portfolio paid aggregate brokerage commissions of $250,893, $77,822 and $38,814, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Infrastructure Portfolio paid aggregate brokerage commissions of $131,543, $124,164 and $122,399, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Resources Portfolio paid aggregate brokerage commissions of $1,281,212, $496,370 and $98,462, respectively. For the fiscal years ended October 31, 1997, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $1,454,348, $356,459 and $17,605, respectively. For the fiscal years ended October 31, 1997 and 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1997, the Telecommunications Fund paid to LGT Bank in Liechtenstein, AG, an "affiliated" broker, aggregate brokerage commissions of $220,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and .67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1997, the Telecommunications Fund's portfolio turnover rates were 37% and 35%, respectively. For the fiscal years ended October 31, 1996 and 1997, the Health Care Fund's portfolio turnover rates were 157% and 149%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio were 103% and 91%, 41% and 41%, and 94% and 321%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates
for   the  Consumer  Products  and  Services   Portfolio  were  169%  and  392%,
respectively.


                  Statement of Additional Information Page 24

                             AIM GLOBAL THEME FUNDS


                        DIRECTORS AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.



NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director,
Director, Chairman of the Board and President  GT Global since 1991; Senior Vice President and Director of Sales and Marketing,
50 California Street                           GT Global from May 1992 to April 1995; Vice President and Director of Marketing,
San Francisco, CA 94111                        GT Global from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international LGT companies) Advisory Board since January
                                               1996; Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                               President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice
                                               President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                               November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the
                                               "1940 Act"), that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 25

                             AIM GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------

John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and Principal                   Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc, and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                            Director, President, and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributor, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, A I M Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust AG, since October 1996; Senior Vice President,
San Francisco, CA 94111                        General Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY), Inc.,
                                               GT Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and Assistant                   President and Assistant Treasurer, Fund Management Company.
Treasurer


------------------

+   Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 26

                             AIM GLOBAL THEME FUNDS


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios, Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 27

                             AIM GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Feeder Fund under an administration contract between the Company and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrators, administer each Portfolio's and each Feeder Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provide suitable office space, necessary small office equipment and utilities.


The Portfolio Management Contracts may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Feeder Fund, either the Company, each Portfolio or each of AIM or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND
AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Health Care Fund and Telecommunications Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Health Care Fund and Telecommunications Fund and administer the Health Care Fund's and Telecommunications Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provide suitable office space, necessary small office equipment and utilities.


The Management Contracts may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Health Care Fund and Telecommunications Fund either the Company or each of AIM or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


                  Statement of Additional Information Page 28

                             AIM GLOBAL THEME FUNDS

The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Theme Portfolios to the Sub-adviser during the periods shown:

                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    5,820,067
1996......................................................................................................       5,495,494
1995......................................................................................................       4,453,857


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $   17,999,111
1996......................................................................................................      23,119,601
1995......................................................................................................      23,861,460


                          FINANCIAL SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      346,965
1996......................................................................................................          99,991
1995......................................................................................................          51,353


                            INFRASTRUCTURE PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      772,727
1996......................................................................................................         635,456
1995......................................................................................................         601,421



                              RESOURCES PORTFOLIO



YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      979,215
1996......................................................................................................         425,745
1995......................................................................................................         213,856


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    1,207,854
1996......................................................................................................         422,640
Dec. 30, 1994 (commencement of operations) to Oct. 31, 1995...............................................          16,284



For the fiscal years ended October 31, 1995 and 1996, the Sub-adviser reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $51,353 and $103,267; $0 and $0; and $213,856 and $0,
respectively. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1995, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $18,756, $34,865 and $119,765; $208,892, $218,735 and
$266,025; and $74,485,  $147,614 and $338,578,  respectively. However, the  Sub-
adviser reimbursed those Funds for such fees in the amounts of $18,756, $34,865 and $0; $177,376, $0 and $0; and $74,485, $0 and $0, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal years ended October 31, 1996 and 1997, the Sub-adviser reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $16,284, $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933, $147,623 and $416,297, respectively, in administration fees; however, the Sub-adviser reimbursed the Fund in the amounts of $5,933, $0 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND

Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate distribution contracts between the Company and AIM Distributors.


                  Statement of Additional Information Page 29

                             AIM GLOBAL THEME FUNDS


As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of each Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of each Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds and their respective classes.

AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

                  Statement of Additional Information Page 30

                             AIM GLOBAL THEME FUNDS

The following table discloses payments made by the Theme Funds to their former distributor, GT Global, Inc. ("GT Global") under each Fund's prior Class A Plan and Class B Plan for the Fund's fiscal year ended October 31, 1997:

                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Health Care Fund..........................................................................  $   2,327,631  $    1,316,284

                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Telecommunications Fund...................................................................  $   5,105,842  $    8,933,516

                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Financial Services Fund...................................................................  $      97,454  $      280,650

                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Infrastructure Fund.......................................................................  $     218,486  $      621,768


                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Resources Fund............................................................................  $     291,788  $      733,200


                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Consumer Products and Services Fund.......................................................  $     351,953  $      941,035


In approving the Plans, the Directors determined that the adoption of the Plans was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of each Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity on the part of GT Global, the Funds' former distributor, during the Health Care Fund's last three fiscal years:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31,                                                           COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1997......................................................................  $      213,880  $      54,971  $      158,909
1996......................................................................         301,166         90,926         210,240
1995......................................................................         469,186         67,325         401,861


The   following  table   reviews  the  extent   of  such   activity  during  the
Telecommunications Fund's last three fiscal years:

                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31,                                                           COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1997......................................................................  $      497,045  $     131,495  $      365,550
1996......................................................................         966,041        231,226         734,815
1995......................................................................       4,151,523        578,450       3,573,073

                  Statement of Additional Information Page 31

                             AIM GLOBAL THEME FUNDS


The following table reviews the extent of such activity on the part of GT Global, the Funds' former distributor, for the Financial Services Fund, Infrastructure Fund and Resources Fund for each Fund's fiscal years ended October 31, 1997, 1996 and 1995:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31, 1997                                                      COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
Financial Services Fund...................................................  $       84,341  $      22,263  $       62,078
Infrastructure Fund.......................................................         100,622         24,983          75,639
Resources Fund............................................................         221,895         63,915         157,980

YEAR ENDED OCT. 31, 1996
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       23,418  $       4,721  $       18,697
Infrastructure Fund.......................................................          92,340         19,811          72,529
Resources Fund............................................................         140,061         49,532          90,529


YEAR ENDED OCT. 31, 1995
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       50,104  $       6,892  $       43,212
Infrastructure Fund.......................................................         584,424         67,021         517,403
Resources Fund............................................................         143,672         16,516         127,156



The following table reviews the extent of such activity on the part of GT Global, the Funds' former distributor, for the Consumer Products and Services Fund for the fiscal years ended October 31, 1997, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
                                                                              COLLECTED       RETAINED       REALLOWED
                                                                            --------------  -------------  --------------
Year ended Oct. 31, 1997..................................................  $      286,139  $      85,990  $      200,149
Year ended Oct. 31, 1996..................................................         387,504        115,133         272,371
Dec. 30, 1994 to Oct. 31, 1995............................................          28,566          3,380          25,186


AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. The following table discloses the amount of CDSCs collected by GT Global, the Funds' former distributor, with regard to the Theme Funds for the periods shown.


                                HEALTH CARE FUND

YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      545,758
1996....................................................................................................          291,802
1995....................................................................................................          182,201

                            TELECOMMUNICATIONS FUND

YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $    7,116,869
1996....................................................................................................        5,636,470
1995....................................................................................................        4,820,173

                            FINANCIAL SERVICES FUND

YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $       81,031
1996....................................................................................................           25,023
1995....................................................................................................            7,543

                              INFRASTRUCTURE FUND

YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      261,619
1996....................................................................................................          243,564
1995....................................................................................................          193,268

                  Statement of Additional Information Page 32

                             AIM GLOBAL THEME FUNDS


                                 RESOURCES FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      417,878
1996....................................................................................................           94,094
1995....................................................................................................           73,935

                      CONSUMER PRODUCTS AND SERVICES FUND

YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      508,410
1996....................................................................................................           45,035
Dec. 30, 1994 (commencement of operations) to Oct. 31, 1995.............................................              986

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, 1996 and 1997, the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund were $30,660, $141,582 and $153,780; $170,297,
$621,480  and $493,322; $616,  $3,493 and $12,292;  $5,836, $21,910 and $27,303;
$1,931, $14,761 and $34,698; and $318, $14,778 and $43,330, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

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As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange,

                  Statement of Additional Information Page 33

                             AIM GLOBAL THEME FUNDS
the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.



European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


                  Statement of Additional Information Page 34

                             AIM GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.


Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in a Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the designated Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or a Fund upon thirty days' written notice or by the participant at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


                  Statement of Additional Information Page 35

                             AIM GLOBAL THEME FUNDS

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Code, as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section
401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in


                  Statement of Additional Information Page 36

                             AIM GLOBAL THEME FUNDS

AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury
Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the waivers from the contingent deferred sales charge otherwise due upon redemptions, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects [January, April, July and October]). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

                  Statement of Additional Information Page 37

                             AIM GLOBAL THEME FUNDS

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon thirty days' written notice or by a shareholder upon written notice to a Fund or the Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Funds and the Portfolios to dispose of securities owned by them or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 38

                             AIM GLOBAL THEME FUNDS

                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.


Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce

                  Statement of Additional Information Page 39

                             AIM GLOBAL THEME FUNDS
or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).

                  Statement of Additional Information Page 40

                             AIM GLOBAL THEME FUNDS


Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 41

                             AIM GLOBAL THEME FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' and Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Company's and Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAMES


Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.


SPECIAL SERVICING AGREEMENT

Subject to receipt of an exemptive order from the Securities and Exchange Commission, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Company on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM New Dimension Fund ("New Dimension Fund"), AIM, the Sub-adviser and GT Global Investor Services, Inc. The Agreement will provide that, if the Company's Board of Directors determines that a Fund's share of the aggregate expenses of New Dimension Fund is less than the estimated savings to the Fund from the operation of New Dimension Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by New Dimension Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder accounts that are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although these cost savings are not certain, the estimated savings to the Funds generated by the operation of New Dimension Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.


                  Statement of Additional Information Page 42

                             AIM GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Class B shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
Fiscal year ended Oct. 31, 1997.............................    22.27%      22.75%       12.11%        12.15%
Oct. 31, 1992 through Oct. 31, 1997.........................    15.24%        n/a        13.88%          n/a
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a       20.09%         n/a         12.09%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a        11.48%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................    15.23%        n/a          n/a           n/a


The Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as average annualized total returns for the periods shown, were:



                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended Oct. 31, 1997.............................   23.74%      24.13%       4.18%       3.83%      16.81%      16.99%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997..............................................   13.70%      14.13%       8.30%       8.60%      18.64%      19.17%


The Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Fiscal year ended Oct. 31, 1997.............................        5.30%               4.95%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       27.70%              28.59%

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this

                  Statement of Additional Information Page 43

                             AIM GLOBAL THEME FUNDS
formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                               HEALTH     HEALTH
                                                                CARE       CARE      TELECOM-      TELECOM-
                                                                FUND       FUND     MUNICATIONS   MUNICATIONS
                                                               (CLASS     (CLASS       FUND          FUND
PERIOD                                                           A)         B)       (CLASS A)     (CLASS B)
------------------------------------------------------------  --------   --------   -----------   -----------
Fiscal year ended Oct. 31, 1997.............................   28.36%     27.75%      17.70%        17.15%
Oct. 31, 1992 through Oct. 31, 1997.........................   16.37%       n/a       14.99%          n/a
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................     n/a      20.32%        n/a         12.38%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................     n/a        n/a       12.43%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   15.92%       n/a         n/a           n/a


The average annual Non-Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown, were:



                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended Oct. 31, 1997.............................    29.91%      29.13%      9.38%       8.83%       22.64%      21.99%
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................    15.33%      14.76%      9.85%       9.31%       20.34%      19.74%


The average annual Non-Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                              CONSUMER    CONSUMER
                                                              PRODUCTS    PRODUCTS
                                                                 AND         AND
                                                              SERVICES    SERVICES
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------
Fiscal year ended Oct. 31, 1997.............................    10.55%       9.95%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................    29.91%      29.25%

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

The  aggregate Non-Standardized Returns (not  taking sales charges into account)
for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................       n/a     133.44%         n/a         70.76   %
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a        96.32%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   237.37%        n/a          n/a           n/a


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the period shown were:



                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................   62.87%      60.13%      37.89%      35.59%      88.33%      85.14%


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:

                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       110.02%             107.02%

                  Statement of Additional Information Page 44

                             AIM GLOBAL THEME FUNDS

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................       n/a     131.44%        n/a          68.76   %
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a       87.00%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   221.34%        n/a         n/a           n/a


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown were:



                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................   55.13%      57.13%      31.34%      32.59%      79.38%      82.14%


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the periods shown, were:

                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       100.04%             104.02%

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare a Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

                  Statement of Additional Information Page 45

                             AIM GLOBAL THEME FUNDS

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund ("IMF").

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business

                  Statement of Additional Information Page 46

                             AIM GLOBAL THEME FUNDS
Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all AIM Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program, and investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable
non-retirement  investments.  For  example,  a  $10,000  investment  earning   a


                  Statement of Additional Information Page 47

                             AIM GLOBAL THEME FUNDS

taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.

                  Statement of Additional Information Page 48

                             AIM GLOBAL THEME FUNDS


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Funds' investment objectives will be achieved.


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Sub-adviser believe that certain market and demographic factors merit an investor's consideration when making a health care investment.
Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-adviser expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-adviser, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Sub-adviser believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-adviser, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next

                  Statement of Additional Information Page 49

                             AIM GLOBAL THEME FUNDS
30 years.  From  time  to  time,  the  Fund  and  AIM  Distributors  will  quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-adviser expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Consumer and trade groups

                  Statement of Additional Information Page 50

                             AIM GLOBAL THEME FUNDS

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and AIM Distributors may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure-related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and AIM Distributors may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries


RESOURCES FUND

From time to time the Fund and AIM Distributors may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 51

                             AIM GLOBAL THEME FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 52

                             AIM GLOBAL THEME FUNDS

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Statement of Additional Information Page 53

                             AIM GLOBAL THEME FUNDS

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

The audited financial statements of the Funds as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 54

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1997, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (56.3%)
  CVS Corp. .................................................   US             97,900   $  6,002,494         3.7
    RETAILERS-OTHER
  Airborne Freight Corp. ....................................   US             80,600      5,108,025         3.1
    TRANSPORTATION - AIRLINES
  Brylane, Inc.-/- ..........................................   US            115,000      4,995,313         3.1
    RETAILERS-APPAREL
  New York Times Co. "A" ....................................   US             90,000      4,927,500         3.0
    BROADCASTING & PUBLISHING
  Jones Apparel Group, Inc.-/- ..............................   US             89,200      4,538,050         2.8
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US            150,000      4,143,750         2.5
    RETAILERS-APPAREL
  Loblaw Cos., Ltd. .........................................   CAN           251,800      3,663,000         2.2
    RETAILERS-FOOD
  Nordstrom, Inc. ...........................................   US             56,000      3,430,000         2.1
    RETAILERS-APPAREL
  Yogen Fruz World-Wide, Inc.-/- ............................   CAN           583,900      3,314,789         2.0
    RETAILERS-FOOD
  Central Newspapers, Inc. "A" ..............................   US             50,000      3,284,375         2.0
    BROADCASTING & PUBLISHING
  Cinar Films, Inc. "B"{\/} .................................   CAN            76,000      2,954,500         1.8
    LEISURE & TOURISM
  Chapters, Inc.: ...........................................   CAN                --             --         1.8
    RETAILERS-OTHER
    Common-/- ...............................................   --             83,500      1,747,978          --
    Special Warrants(::) -/- ................................   --             66,200      1,204,960          --
  Sears Canada, Inc. ........................................   CAN           170,500      2,825,131         1.7
    RETAILERS-OTHER
  Gap, Inc. .................................................   US             50,000      2,659,375         1.6
    RETAILERS-APPAREL
  Outdoor Systems, Inc.-/- ..................................   US             84,000      2,583,000         1.6
    BUSINESS & PUBLIC SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US             60,000      2,535,000         1.6
    BUSINESS & PUBLIC SERVICES
  Avis Rent A Car, Inc. .....................................   US             90,000      2,469,375         1.5
    TRANSPORTATION - ROAD & RAIL
  Consolidated Stores Corp.-/- ..............................   US             61,300      2,444,338         1.5
    RETAILERS-OTHER
  Family Dollar Stores, Inc. ................................   US            103,000      2,420,500         1.5
    RETAILERS-APPAREL
  Bed Bath & Beyond-/- ......................................   US             76,000      2,413,000         1.5
    RETAILERS-OTHER
  Stage Stores, Inc.-/- .....................................   US             65,000      2,372,500         1.5
    RETAILERS-APPAREL
  Transat A.T., Inc.-/- .....................................   CAN           270,200      2,320,054         1.4
    TRANSPORTATION - AIRLINES
  Dress Barn, Inc.-/- .......................................   US             90,700      2,301,513         1.4
    RETAILERS-APPAREL
  Abercrombie & Fitch Co.-/- ................................   US             80,000      2,080,000         1.3
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Ames Department Stores, Inc.-/- ...........................   US            132,600   $  2,063,588         1.3
    RETAILERS-OTHER
  Valassis Communications, Inc.-/- ..........................   US             60,000      1,770,000         1.1
    BROADCASTING & PUBLISHING
  Air Canada ................................................   CAN           150,000      1,495,529         0.9
    TRANSPORTATION - AIRLINES
  The Bombay Co., Inc. ......................................   US            244,100      1,479,856         0.9
    RETAILERS-OTHER
  Budget Group, Inc. "A"-/- .................................   US             41,800      1,463,000         0.9
    TRANSPORTATION - ROAD & RAIL
  Tuesday Morning Corp.-/- ..................................   US             50,050      1,213,713         0.7
    RETAILERS-APPAREL
  Ryanair Holdings PLC - ADR-/- {\/} ........................   IRE            42,500      1,062,500         0.7
    TRANSPORTATION - AIRLINES
  Star Choice Communications, Inc.-/- .......................   CAN           293,500        916,406         0.6
    BROADCASTING & PUBLISHING
  Hospitality Worldwide Services-/- .........................   US             66,000        767,250         0.5
    LEISURE & TOURISM
  Dayton Hudson Corp. .......................................   US             10,000        628,125         0.4
    RETAILERS-APPAREL
  N2K, Inc.-/- ..............................................   US              8,300        218,394         0.1
    LEISURE & TOURISM
  Hudson's Bay Co. ..........................................   CAN               300          6,866          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          91,823,747
                                                                                        ------------
Consumer Non-Durables (14.8%)
  Morningstar Group, Inc.-/- ................................   US            151,200      6,463,796         4.0
    FOOD
  Tabacalera S.A. "A" .......................................   SPN            74,000      5,332,967         3.3
    TOBACCO
  Interstate Bakeries Corp. .................................   US             70,600      4,509,575         2.8
    FOOD
  Foodmaker, Inc.-/- ........................................   US            208,400      3,425,575         2.1
    FOOD
  General Cigar Holdings, Inc.-/- ...........................   US             62,800      1,817,275         1.1
    TOBACCO
  Saputo Group, Inc.-/- .....................................   CAN           114,400      1,753,506         1.1
    FOOD
  American Italian Pasta Co. "A"-/- .........................   US             30,000        630,000         0.4
    FOOD
                                                                                        ------------
                                                                                          23,932,694
                                                                                        ------------
Finance (6.5%)
  BankAmerica Corp. .........................................   US             71,000      5,076,500         3.1
    BANKS-MONEY CENTER
  Merita Ltd. "A" ...........................................   FIN           738,300      3,608,281         2.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  O&Y Properties Corp. Special Warrants(::) -/- {::} ........   CAN           342,400   $  1,943,798         1.2
    REAL ESTATE
                                                                                        ------------
                                                                                          10,628,579
                                                                                        ------------
Technology (2.6%)
  CHS Electronics, Inc.-/- ..................................   US            164,500      4,019,969         2.5
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ...........................   US              7,100        126,025         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           4,145,994
                                                                                        ------------
Capital Goods (1.3%)
  HON INDUSTRIES, Inc. ......................................   US             40,000      2,065,000         1.3
    OFFICE EQUIPMENT
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,047,571) ................                            132,596,014        81.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $4,435,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $5,818,438,
   including accrued interest).
   (cost $5,697,881)  .......................................                              5,697,881         3.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $129,745,452)  * ....................                            138,293,895        85.0
Other Assets and Liabilities ................................                             24,368,418        15.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $162,662,313       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $129,972,640 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,067,741
                 Unrealized depreciation:            (2,746,486)
                                                  -------------
                 Net unrealized appreciation:     $   8,321,255
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F4

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................   14.7                  14.7
Finland (FIN/FIM) ....................    2.2                   2.2
Ireland (IRE/IEP) ....................    0.7                   0.7
Spain (SPN/ESP) ......................    3.3                   3.3
United States (US/USD) ...............   60.6       18.5       79.1
                                        ------     -----      -----
Total  ...............................   81.5       18.5      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $162,662,313.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (50.6%)
  Sparbanken Sverige AB "A" ..................................   SWDN           68,000   $ 1,543,927         1.9
  City National Corp. ........................................   US             50,550     1,525,978         1.9
  Lloyds TSB Group PLC .......................................   UK            113,600     1,419,524         1.8
  Royal Bank of Canada .......................................   CAN            26,000     1,390,221         1.7
  NationsBank Corp. ..........................................   US             20,000     1,197,500         1.5
  Mellon Bank Corp. ..........................................   US             21,800     1,124,063         1.4
  Bank of Montreal ...........................................   CAN            25,800     1,114,058         1.4
  Demirbank T.A.S. ...........................................   TRKY       37,896,000     1,084,691         1.3
  National Bank of Canada ....................................   CAN            75,600     1,080,996         1.3
  Hamilton Bancorp, Inc.-/- ..................................   US             35,000     1,067,500         1.3
  Crestar Financial Corp. ....................................   US             20,800       984,100         1.2
  GreenPoint Financial Corp. .................................   US             15,100       972,063         1.2
  Norbanken AB ...............................................   SWDN           30,400       954,136         1.2
  Christiania Bank Og Kreditkasse ............................   NOR           232,900       933,534         1.2
  Bayerische Vereinsbank .....................................   GER            16,070       931,864         1.2
  Bank Leumi Le - Israel .....................................   ISRL          605,700       930,012         1.1
  Jyske Bank .................................................   DEN             9,000       927,029         1.1
  Bank Hapoalim Ltd. .........................................   ISRL          383,000       906,460         1.1
  Bank of Ireland ............................................   IRE            70,800       895,906         1.1
  First Union Corp. (N.C.) ...................................   US             18,200       892,938         1.1
  H. F. Ahmanson & Co. .......................................   US             15,000       885,000         1.1
  Halifax PLC-/- .............................................   UK             76,800       869,507         1.1
  Nedcor Ltd. ................................................   SAFR           41,123       863,498         1.1
  Zagrebacka Banka - 144A GDR{.} {\/} ........................   CRT            27,000       860,625         1.1
  Sovereign Bancorp, Inc. ....................................   US             48,200       855,550         1.1
  First American Corp. .......................................   US             18,000       855,000         1.1
  Allied Irish Bank PLC{V} ...................................   IRE            97,644       826,256         1.0
  ABSA Group Ltd. ............................................   SAFR          138,867       822,809         1.0
  Anglo-Irish Bank Corp., PLC: ...............................   IRE                --            --         1.0
    Common{V} ................................................   --            315,036       515,196          --
    Common ...................................................   --            180,000       297,565          --
  Compagnie Financiere de Paribas S.A. .......................   FR             11,100       806,457         1.0
  First National Bank Holdings Ltd. ..........................   SAFR          105,800       799,549         1.0
  Yapi ve Kredi Bankasi A.S. .................................   TRKY       26,000,000       793,807         1.0
  Commercial International Bank - GDR{\/} ....................   EGPT           36,265       788,764         1.0
  National Australia Bank Ltd. ...............................   AUSL           56,500       772,531         1.0
  Ergo Bank S.A. .............................................   GREC           12,960       772,510         1.0
  Westpac Banking Corp., Ltd. ................................   AUSL          132,000       768,337         0.9
  Australia & New Zealand Banking Group Ltd. .................   AUSL          110,000       767,100         0.9
  Banco Totta & Acores S.A. "B" ..............................   PORT           39,300       760,068         0.9
  Wielkopolski Bank Kredytowy S.A. ...........................   POL           138,000       753,448         0.9
  Cullen/Frost Bankers, Inc. .................................   US             14,500       732,250         0.9
  Akbank T.A.S. ..............................................   TRKY        9,821,967       669,363         0.8
  Banco Commercial S.A. - 144A GDR{.} {\/} ...................   URGY           22,000       638,000         0.8
  BG Bank AS .................................................   DEN             9,500       610,308         0.8
  Banco Bradesco S.A. Preferred ..............................   BRZL       79,500,000       591,346         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (Continued)
  Security Bank Corp.-/- .....................................   PHIL          688,900   $   363,095         0.4
                                                                                         -----------
                                                                                          40,914,439
                                                                                         -----------
Banks - Money Center (18.4%)
  BankAmerica Corp. ..........................................   US             43,400     3,103,091         3.8
  Citicorp ...................................................   US             15,050     1,882,191         2.3
  Chase Manhattan Corp. ......................................   US             14,750     1,701,781         2.1
  Merita Ltd. "A" ............................................   FIN           297,000     1,451,523         1.8
  HSBC Holdings PLC ..........................................   HK             55,800     1,263,260         1.6
  Barclays PLC ...............................................   UK             39,375       986,026         1.2
  Schweizerischer Bankverein (Swiss Bank Corp.)-/- ...........   SWTZ            3,330       895,532         1.1
  Unidanmark AS "A" ..........................................   DEN            13,200       891,009         1.1
  ABN AMRO Holdings N.V. .....................................   NETH           42,864       863,463         1.1
  Bank of Tokyo - Mitsubishi .................................   JPN            41,750       544,867         0.7
  Sumitomo Bank ..............................................   JPN            37,000       393,682         0.5
  Industrial Bank of Japan ...................................   JPN            26,000       257,190         0.3
  Fuji Bank Ltd. .............................................   JPN            29,000       250,707         0.3
  Sanwa Bank .................................................   JPN            24,000       241,397         0.3
  Dai-Ichi Kangyo Bank Ltd. ..................................   JPN            15,000       127,182         0.2
                                                                                         -----------
                                                                                          14,852,901
                                                                                         -----------
Insurance - Multi-Line (10.9%)
  Conseco, Inc. ..............................................   US             51,600     2,251,050         2.8
  Fremont General Corp. ......................................   US             30,000     1,398,750         1.7
  Allstate Corp. .............................................   US             15,000     1,244,063         1.5
  SunAmerica, Inc. ...........................................   US             29,800     1,070,938         1.3
  Axa Group ..................................................   FR             14,770     1,011,872         1.2
  Royal & Sun Alliance Insurance Group PLC ...................   UK             98,700       946,110         1.2
  American International Group, Inc. .........................   US              9,200       938,975         1.2
                                                                                         -----------
                                                                                           8,861,758
                                                                                         -----------
Consumer Finance (5.8%)
  The Money Store, Inc. ......................................   US             39,500     1,120,813         1.4
  Green Tree Financial Corp. .................................   US             24,600     1,036,275         1.3
  Doral Financial Corp. ......................................   US             45,200     1,000,050         1.2
  Aeon Credit Service ........................................   HK          2,964,000       747,710         0.9
  Acom Co., Ltd. .............................................   JPN             9,000       493,766         0.6
  Bankard, Inc.-/- ...........................................   PHIL        5,307,000       362,872         0.4
                                                                                         -----------
                                                                                           4,761,486
                                                                                         -----------
Other Financial (4.1%)
  Newcourt Credit Group, Inc. ................................   CAN            25,200       871,771         1.1
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ...................................................   PAN            20,000       795,000         1.0
  Investors Financial Services Corp. .........................   US             16,500       726,000         0.9
  MoneyGram Payment Systems, Inc.-/- .........................   US             42,000       580,125         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Other Financial (Continued)
  Shohkoh Fund ...............................................   JPN             1,200   $   349,127         0.4
                                                                                         -----------
                                                                                           3,322,023
                                                                                         -----------
Securities Broker (2.8%)
  Hambrecht & Quist Group-/- .................................   US             30,000       945,000         1.2
  Morgan Stanley, Dean Witter, Discover and Co. ..............   US             13,200       652,575         0.8
  Peregrine Investment Holdings Ltd. .........................   HK            532,000       523,053         0.6
  Nomura Securities Co., Ltd. ................................   JPN            10,000       116,376         0.1
  Daiwa Securities Co., Ltd. .................................   JPN            14,000        84,722         0.1
                                                                                         -----------
                                                                                           2,321,726
                                                                                         -----------
Investment Management (2.4%)
  Alliance Capital Management L.P. ...........................   US             32,400     1,111,725         1.4
  Franklin Resources, Inc. ...................................   US              8,750       786,406         1.0
                                                                                         -----------
                                                                                           1,898,131
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $69,090,966) ..................                            76,932,464        95.0
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $2,110,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,768,185,
   including accrued interest). (cost $2,708,419)  ...........                             2,708,419         3.4
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $71,799,385)  * ......................                            79,640,883        98.4
Other Assets and Liabilities .................................                             1,320,751         1.6
                                                                                         -----------       -----

NET ASSETS ...................................................                           $80,961,634       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {V}  Security is denominated in GBP.
          * For Federal income tax purposes, cost is $72,281,726 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  10,637,773
                 Unrealized depreciation:            (3,278,616)
                                                  -------------
                 Net unrealized appreciation:     $   7,359,157
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F8

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    2.8                           2.8
Brazil (BRZL/BRL) ....................    0.7                           0.7
Canada (CAN/CAD) .....................    5.5                           5.5
Croatia (CRT/HRK) ....................    1.1                           1.1
Denmark (DEN/DKK) ....................    3.0                           3.0
Egypt (EGPT/EGP) .....................    1.0                           1.0
Finland (FIN/FIM) ....................    1.8                           1.8
France (FR/FRF) ......................    2.2                           2.2
Germany (GER/DEM) ....................    1.2                           1.2
Greece (GREC/GRD) ....................    1.0                           1.0
Hong Kong (HK/HKD) ...................    3.1                           3.1
Ireland (IRE/IEP) ....................    3.1                           3.1
Israel (ISRL/ILS) ....................    2.2                           2.2
Japan (JPN/JPY) ......................    3.5                           3.5
Netherlands (NETH/NLG) ...............    1.1                           1.1
Norway (NOR/NOK) .....................    1.2                           1.2
Panama (PAN/PND) .....................    1.0                           1.0
Philippines (PHIL/PHP) ...............    0.8                           0.8
Poland (POL/PLZ) .....................    0.9                           0.9
Portugal (PORT/PTE) ..................    0.9                           0.9
South Africa (SAFR/ZAR) ..............    3.1                           3.1
Sweden (SWDN/SEK) ....................    3.1                           3.1
Switzerland (SWTZ/CHF) ...............    1.1                           1.1
Turkey (TRKY/TRL) ....................    3.1                           3.1
United Kingdom (UK/GBP) ..............    5.3                           5.3
United States (US/USD) ...............   40.4         5.0              45.4
Uruguay (URGY/UYP) ...................    0.8                           0.8
                                        ------        ---        ----------
Total  ...............................   95.0         5.0             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $80,961,634.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,182,045       114.50000  11/12/97   $    59,877
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,241,922)...................     1,182,045                                  59,877
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.46%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    59,877
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (37.8%)
  ATL Ultrasound, Inc.{::} -/- ..............................   US            755,500   $ 32,486,500         5.2
  Visx, Inc.{::} -/- ........................................   US          1,147,700     26,253,638         4.2
  Endosonics Corp.{::} -/- ..................................   US          1,546,000     17,779,000         2.8
  Physio-Control International Corp.{::} -/- ................   US          1,050,500     16,742,344         2.7
  Sunrise Medical, Inc.{::} -/- .............................   US          1,011,700     15,618,119         2.5
  Waters Corp.-/- ...........................................   US            345,000     15,158,438         2.4
  Dexter Corp. ..............................................   US            339,000     13,305,750         2.1
  TECNOL Medical Products, Inc.-/- ..........................   US            572,900     12,317,350         2.0
  Circon Corp.{::} -/- ......................................   US            686,486     10,812,155         1.7
  Cardiac Pathways Corp.{::} -/- ............................   US          1,002,400      9,522,800         1.5
  Lifecore Biomedical, Inc.-/- ..............................   US            361,900      7,509,425         1.2
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            658,700      6,751,675         1.1
  Mentor Corp. ..............................................   US            175,800      6,405,713         1.0
  CONMED Corp.-/- ...........................................   US            308,400      6,322,200         1.0
  Angeion Corp.-/- ..........................................   US          1,325,000      5,217,188         0.8
  Kensey Nash Corp.-/- ......................................   US            322,600      4,919,650         0.8
  Photoelectron Corp.-/- ....................................   US            338,300      3,721,300         0.6
  Cardiovascular Dynamics, Inc.{::} -/- .....................   US            515,675      3,480,806         0.6
  Innerdyne, Inc.-/- ........................................   US            824,600      2,886,100         0.5
  CardioGenesis Corp.-/- ....................................   US            307,000      2,763,000         0.4
  Laser Industries Ltd.-/- ..................................   US            130,500      2,593,688         0.4
  INAMED Corp.{::} -/- ......................................   US            628,900      2,515,600         0.4
  Heartstream, Inc.-/- ......................................   US            206,800      2,145,550         0.3
  Laserscope-/- .............................................   US            330,800      1,943,450         0.3
  ThermoTrex Corp.-/- .......................................   US             73,000      1,679,000         0.3
  Micro Therapeutics, Inc.-/- ...............................   US            290,000      1,558,750         0.2
  Abaxis, Inc.-/- ...........................................   US            462,400      1,445,000         0.2
  Lumisys, Inc.-/- ..........................................   US            211,400      1,294,825         0.2
  Interpore International-/- ................................   US             92,900        870,938         0.1
  Sulzer Medica AG - Registered-/- ..........................   SWTZ            3,130        849,571         0.1
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL           19,200        753,600         0.1
  Thoratec Laboratories Corp.-/- ............................   US             60,000        412,500         0.1
  ATS Medical, Inc.-/- ......................................   US             31,250        195,313          --
  Conceptus, Inc.-/- ........................................   US             18,000        130,500          --
                                                                                        ------------
                                                                                         238,361,436
                                                                                        ------------
Biotechnology (26.6%)
  Protein Design Labs, Inc.{::} -/- .........................   US          1,017,600     50,752,795         8.1
  Amgen, Inc.-/- ............................................   US            539,000     26,545,750         4.2
  Guilford Pharmaceuticals, Inc.-/- .........................   US            896,600     21,854,625         3.5
  Cell Therapeutics, Inc.{::} -/- ...........................   US          1,141,000     18,256,000         2.9
  Regeneron Pharmaceuticals, Inc.{::} -/- ...................   US          1,414,900     14,768,019         2.4
  Human Genome Sciences, Inc.-/- ............................   US            260,900     10,696,900         1.7
  Genelabs Technologies, Inc.-/- ............................   US          1,642,800      6,365,850         1.0
  Interferon Sciences, Inc.-/- ..............................   US            552,500      5,110,625         0.8
  NABI, Inc.-/- .............................................   US            592,500      2,814,375         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (Continued)
  PathoGenesis Corp.-/- .....................................   US             61,400   $  2,210,400         0.4
  Agouron Pharmaceuticals, Inc.-/- ..........................   US             46,400      2,117,000         0.3
  CytoTherapeutics, Inc.-/- .................................   US            396,900      2,083,725         0.3
  Pharmacyclics, Inc.-/- ....................................   US             75,000      1,912,500         0.3
  Coulter Pharmaceutical, Inc.-/- ...........................   US             73,700      1,059,438         0.2
  Enzon, Inc. Preferred-/- (.) ..............................   US             16,000        222,460          --
  Targeted Genetics Corp.-/- ................................   US             40,000        160,000          --
                                                                                        ------------
                                                                                         166,930,462
                                                                                        ------------
Pharmaceuticals (17.7%)
  TheraTech, Inc.{::} -/- ...................................   US          2,150,000     22,575,000         3.6
  American Home Products Corp. ..............................   US            145,600     10,792,600         1.7
  Perrigo Co.-/- ............................................   US            648,600      9,972,225         1.6
  Spiros Development Corp.(::) (.) -/- ......................   US            100,000      9,161,246         1.5
  Rhone-Poulenc "A" .........................................   FR            190,736      8,319,910         1.3
  Depotech Corp.-/- .........................................   US            549,300      7,621,538         1.2
  Magainin Pharmaceuticals, Inc.-/- .........................   US            895,100      7,608,350         1.2
  Bergen Brunswig Corp. "A" .................................   US            150,000      6,009,375         1.0
  Catalytica, Inc.-/- .......................................   US            437,866      5,473,325         0.9
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US            597,800      5,380,200         0.9
  IVAX Corp.-/- .............................................   US            700,000      5,293,750         0.8
  Altana AG .................................................   GER            50,000      3,632,937         0.6
  Life Medical Sciences, Inc.{::} -/- .......................   US            768,600      3,074,400         0.5
  Warner Chilcott Laboratories - ADR{\/} ....................   IRE           117,000      1,652,625         0.3
  Unimed Pharmaceuticals, Inc.-/- ...........................   US            147,200      1,048,800         0.2
  Intercardia, Inc.-/- ......................................   US             41,200        999,100         0.2
  Alpharma, Inc. "A" ........................................   US             21,700        478,756         0.1
  Aradigm Corp.-/- ..........................................   US             28,000        322,000         0.1
                                                                                        ------------
                                                                                         109,416,137
                                                                                        ------------
Health Care Services (5.2%)
  Vencor, Inc.-/- ...........................................   US            801,400     21,637,800         3.5
  Allegiance Corp. ..........................................   US            120,000      3,330,000         0.5
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,313,588         0.4
  Parkway Holdings Ltd. .....................................   SING          900,000      2,277,177         0.4
  SteriGenics International, Inc.-/- ........................   US             61,900      1,392,750         0.2
  Cohr, Inc.-/- .............................................   US            129,100      1,355,550         0.2
                                                                                        ------------
                                                                                          32,306,865
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $484,175,220) ................                            547,014,900        87.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736   $    603,731         0.1
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000         18,750          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                                622,481         0.1
                                                                                        ------------       -----

                                                                            NO. OF
RIGHTS                                                                      RIGHTS
-------------------------------------------------------------             -----------
  Alpharma, Inc. Rights, expire 11/25/97 (cost $0) ..........   US              3,616         20,340          --
                                                                                        ------------       -----
    PHARMACEUTICALS

REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $56,460,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $74,071,916,
   including accrued interest).
   (cost $72,617,234)  ......................................                             72,617,234        11.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $556,824,591)  * ....................                            620,274,955        99.0
Other Assets and Liabilities ................................                              6,067,162         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $626,342,117       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting less than 1.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Enzon, Inc. Preferred..........................       3/22/90       16,000  $   400,000   $13.90
             Spiros Development Corp........................       1/3/96        100,000   3,000,000   91.61

          * For Federal income tax purposes, cost is $558,926,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  88,802,844
                 Unrealized depreciation:           (27,454,091)
                                                  -------------
                 Net unrealized appreciation:     $  61,348,753
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F12

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------
                                                 FIXED INCOME,   SHORT-TERM
                                                   RIGHTS &        &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS      OTHER  TOTAL
--------------------------------------  ------   -------------   -----  -----
France (FR/FRF) ......................    1.3         0.1                 1.4
Germany (GER/DEM) ....................    0.6                             0.6
Ireland (IRE/IEP) ....................    0.3                             0.3
Israel (ISRL/ILS) ....................    0.1                             0.1
Mexico (MEX/MXN) .....................    0.4                             0.4
Singapore (SING/SGD) .................    0.4                             0.4
Switzerland (SWTZ/CHF) ...............    0.1                             0.1
United States (US/USD) ...............   84.1                    12.6    96.7
                                        ------        ---        -----  -----
Total  ...............................   87.3         0.1        12.6   100.0
                                        ------        ---        -----  -----
                                        ------        ---        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $626,342,117.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (31.2%)
  Hub Power Co.-/- ...........................................   PAK         2,400,000   $ 3,206,835         3.3
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ......................   US             90,000     3,099,375         3.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN           160,000     2,980,000         3.0
    ELECTRICAL & GAS UTILITIES
  Shaw Group, Inc.-/- ........................................   US            140,300     2,928,763         3.0
    ENERGY EQUIPMENT & SERVICES
  IES Industries, Inc. .......................................   US             81,000     2,612,250         2.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        9,910,000     2,535,033         2.6
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          450,000     2,370,058         2.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        7,000,000     2,324,020         2.4
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          16,800     1,948,628         2.0
    ELECTRICAL & GAS UTILITIES
  Giant Industries, Inc. .....................................   US            102,600     1,840,388         1.9
    OIL
  AES Corp.-/- ...............................................   US             45,264     1,793,586         1.8
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,085,000         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900       996,000         1.0
    ELECTRICAL & GAS UTILITIES
  MetroGas S.A. - ADR{\/} ....................................   ARG           111,051       805,120         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          30,525,056
                                                                                         -----------
Services (23.1%)
  Canadian National Railway Co. ..............................   CAN            60,900     3,284,415         3.3
    TRANSPORTATION - ROAD & RAIL
  Aeroporti di Roma SpA-/- ...................................   ITLY          286,600     2,606,270         2.7
    TRANSPORTATION - AIRLINES
  Hellenic Telecommunications Organization S.A. ..............   GREC          118,250     2,469,600         2.5
    TELEPHONE NETWORKS
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          600,000     2,415,946         2.5
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           19,000     2,187,547         2.2
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,782,000         1.8
    TRANSPORTATION - ROAD & RAIL
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           43,000     1,773,750         1.8
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,546,875         1.6
    WIRELESS COMMUNICATIONS
  Centennial Cellular Corp. "A"-/- ...........................   US             50,000     1,000,000         1.0
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  DDI Corp. ..................................................   JPN               295   $   985,786         1.0
    WIRELESS COMMUNICATIONS
  Telefonica del Peru S.A. - ADR{\/} .........................   PERU           40,900       807,775         0.8
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ...................................................   VENZ           16,000       700,000         0.7
    TELEPHONE NETWORKS
  Pakistan Telecommunications Co., Ltd.: .....................   PAK                --            --         0.6
    TELEPHONE NETWORKS
    GDR{\/} ..................................................   --              4,892       396,252          --
    "A" ......................................................   --            280,000       235,741          --
  Philippine Long Distance Telephone Co. - ADR{\/} ...........   PHIL           20,000       485,000         0.5
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       127,814         0.1
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                          22,804,771
                                                                                         -----------
Materials/Basic Industry (20.8%)
  Giant Cement Holding, Inc.-/- ..............................   US            179,800     4,360,150         4.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR           15,060     3,162,600         3.2
    CEMENT
  Northwest Pipe Co.-/- ......................................   US            127,500     3,091,875         3.2
    METALS - STEEL
  IPSCO, Inc. ................................................   CAN            67,600     2,926,199         3.0
    METALS - STEEL
  Hylsamex, S.A. de C.V. - 144A ADR{.} {\/} ..................   MEX            75,000     2,896,875         3.0
    METALS - STEEL
  NS Group, Inc.-/- ..........................................   US             98,100     2,624,175         2.7
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000     1,245,000         1.3
    CEMENT
                                                                                         -----------
                                                                                          20,306,874
                                                                                         -----------
Capital Goods (9.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK            139,600     3,760,474         3.8
    AEROSPACE/DEFENSE
  Caterpillar, Inc. ..........................................   US             60,000     3,075,000         3.1
    MACHINERY & ENGINEERING
  KCI Konecranes International ...............................   FIN            42,660     1,664,636         1.7
    MACHINERY & ENGINEERING
  United Engineers Ltd. ......................................   MAL           270,000       640,733         0.7
    CONSTRUCTION
                                                                                         -----------
                                                                                           9,140,843
                                                                                         -----------
Technology (7.8%)
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL          130,000     2,941,250         3.0
    TELECOM TECHNOLOGY
  Emcore Corp.-/- ............................................   US            123,000     2,367,750         2.4
    SEMICONDUCTORS

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Cisco Systems, Inc.-/- .....................................   US             21,000   $ 1,722,656         1.8
    NETWORKING
  Asia Pacific Wire & Cable Corporation Ltd.-/- {\/} .........   SING           59,400       549,450         0.6
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           7,581,106
                                                                                         -----------
Multi-Industry/Miscellaneous (4.7%)
  Mannesmann AG ..............................................   GER             7,500     3,166,135         3.2
    MULTI-INDUSTRY
  E.R.G. Ltd. ................................................   AUSL        1,689,040     1,436,723         1.5
    MULTI-INDUSTRY
                                                                                         -----------
                                                                                           4,602,858
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $76,186,714) ..................                            94,961,508        96.9
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $1,680,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,204,053,
   including accrued interest). (cost $2,156,334)  ...........                             2,156,334         2.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $78,343,048)  * ......................                            97,117,842        99.1
Other Assets and Liabilities .................................                               901,217         0.9
                                                                                         -----------       -----

NET ASSETS ...................................................                           $98,019,059       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $78,343,048 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  23,477,043
                 Unrealized depreciation:            (4,702,249)
                                                  -------------
                 Net unrealized appreciation:     $  18,774,794
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F16

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    0.8                   0.8
Australia (AUSL/AUD) .................    1.5                   1.5
Austria (ASTRI/ATS) ..................    2.0                   2.0
Brazil (BRZL/BRL) ....................    6.0                   6.0
Canada (CAN/CAD) .....................    6.3                   6.3
Czech Republic (CZCH/CSK) ............    2.2                   2.2
Ecuador (ECDR/ECS) ...................    3.2                   3.2
Egypt (EGPT/EGP) .....................    1.3                   1.3
Finland (FIN/FIM) ....................    1.7                   1.7
Germany (GER/DEM) ....................    3.2                   3.2
Greece (GREC/GRD) ....................    2.5                   2.5
Hong Kong (HK/HKD) ...................    0.1                   0.1
India (IND/INR) ......................    1.1                   1.1
Israel (ISRL/ILS) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    7.6                   7.6
Japan (JPN/JPY) ......................    1.0                   1.0
Malaysia (MAL/MYR) ...................    0.7                   0.7
Mexico (MEX/MXN) .....................    3.0                   3.0
New Zealand (NZ/NZD) .................    1.8                   1.8
Pakistan (PAK/PKR) ...................    3.9                   3.9
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    0.5                   0.5
Portugal (PORT/PTE) ..................    1.8                   1.8
Singapore (SING/SGD) .................    0.6                   0.6
Spain (SPN/ESP) ......................    3.0                   3.0
United Kingdom (UK/GBP) ..............    3.8                   3.8
United States & Other (US/USD) .......   32.8        3.1       35.9
Venezuela (VENZ/VEB) .................    0.7                   0.7
                                        ------       ---      -----
Total  ...............................   96.9        3.1      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $98,019,059.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,509,823         1.80100  11/28/97   $   (66,180)
Japanese Yen............................       404,821       114.50000  11/12/97        20,506
Japanese Yen............................       368,245       120.70000  01/07/98        (4,948)
Japanese Yen............................        84,327       118.82300  02/04/98          (168)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,316,426)...................     2,367,216                                 (50,790)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 2.42%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   (50,790)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (53.2%)
  Schlumberger Ltd. .........................................   US             60,800   $  5,320,000         3.1
  Cliffs Drilling Co.-/- ....................................   US             73,100      5,313,456         3.1
  EVI, Inc.-/- ..............................................   US             81,000      5,199,188         3.0
  Varco International, Inc.-/- ..............................   US             85,000      5,179,688         3.0
  Cooper Cameron Corp.-/- ...................................   US             71,500      5,165,875         3.0
  Precision Drilling Corp.-/- ...............................   CAN           162,300      4,980,581         2.9
  Nabors Industries, Inc.-/- ................................   US            120,200      4,943,225         2.9
  Patterson Energy, Inc.-/- .................................   US             86,800      4,860,800         2.8
  UTI Energy Corp.-/- .......................................   US            107,700      4,806,113         2.8
  Key Energy Group, Inc.-/- .................................   US            147,600      4,630,950         2.7
  Pool Energy Services Co.-/- ...............................   US            133,600      4,534,050         2.6
  Diamond Offshore Drilling, Inc. ...........................   US             72,000      4,482,000         2.6
  Helmerich & Payne, Inc. ...................................   US             51,300      4,139,269         2.4
  BJ Services Co.-/- ........................................   US             43,600      3,695,100         2.1
  Santa Fe International Corp.-/- ...........................   US             71,700      3,526,744         2.1
  Falcon Drilling Co., Inc.-/- ..............................   US             96,900      3,524,738         2.0
  Smith International, Inc.-/- ..............................   US             41,900      3,194,875         1.9
  Bonus Resource Services Corp.-/- ..........................   CAN           482,284      2,361,453         1.4
  Veritas DGC, Inc.-/- ......................................   US             56,400      2,308,875         1.3
  Noble Drilling Corp.-/- ...................................   US             64,300      2,286,669         1.3
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      2,053,003         1.2
  Computalog Ltd.-/- ........................................   CAN            58,800      1,189,185         0.7
  Rowan Cos., Inc.-/- .......................................   US             30,000      1,166,250         0.7
  Enerflex Systems Ltd. .....................................   CAN            38,000      1,078,626         0.6
  Hanover Compressor Co.-/- .................................   US             42,100        910,413         0.5
  Dril-Quip, Inc.-/- ........................................   US             22,700        814,363         0.5
                                                                                        ------------
                                                                                          91,665,489
                                                                                        ------------
Metals - Steel (13.5%)
  IPSCO, Inc. ...............................................   CAN           111,700      4,835,155         2.8
  Tubos de Acero de Mexico S.A. - ADR{\/} -/- ...............   MEX           227,800      4,598,713         2.7
  Prudential Steel Ltd. .....................................   CAN           102,200      4,278,882         2.5
  NS Group, Inc.-/- .........................................   US            130,300      3,485,525         2.0
  Oregon Steel Mills, Inc. ..................................   US            146,800      3,091,975         1.8
  Maverick Tube Corp.-/- ....................................   US             81,600      2,876,400         1.7
                                                                                        ------------
                                                                                          23,166,650
                                                                                        ------------
Construction (10.8%)
  National-Oilwell, Inc.-/- .................................   US             71,501      5,474,292         3.2
  Global Industries Ltd.-/- .................................   US            248,800      5,007,100         2.9
  Cal Dive International, Inc.-/- ...........................   US             80,000      2,500,000         1.5
  Halter Marine Group, Inc.-/- ..............................   US             43,600      2,280,825         1.3
  Coflexip - ADR{\/} ........................................   FR             34,300      1,886,500         1.1
  Bouygues Offshore S.A. - ADR{\/} ..........................   FR             31,900        773,575         0.4
  TransCoastal Marine Services, Inc.-/- .....................   US             19,200        477,600         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Construction (Continued)
  UNIFAB International, Inc.-/- .............................   US              4,200   $    134,400         0.1
                                                                                        ------------
                                                                                          18,534,292
                                                                                        ------------
Oil (10.0%)
  Giant Industries, Inc. ....................................   US            201,100      3,607,231         2.1
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      3,030,200         1.8
  Canadian Fracmaster Ltd.-/- ...............................   CAN           261,500      2,597,928         1.5
  Ranger Oil Ltd. ...........................................   CAN           280,900      2,431,862         1.4
  Black Sea Energy Ltd.-/- ..................................   CAN         1,139,600      2,345,189         1.4
  ERG SpA-/- ................................................   ITLY          373,000      1,535,837         0.9
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        7,900,000      1,469,067         0.9
                                                                                        ------------
                                                                                          17,017,314
                                                                                        ------------
Chemicals (2.5%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           43,360      4,258,571         2.5
                                                                                        ------------
Paper/Packaging (2.4%)
  Fort James Corp. ..........................................   US             66,962      2,657,554         1.5
  Jefferson Smurfit Corp.-/- ................................   US            100,400      1,506,000         0.9
                                                                                        ------------
                                                                                           4,163,554
                                                                                        ------------
Gas Production & Distribution (2.4%)
  Comstock Resources, Inc.-/- ...............................   US            232,400      3,892,700         2.3
  Berkley Petroleum Corp.-/- ................................   CAN            20,400        233,792         0.1
                                                                                        ------------
                                                                                           4,126,492
                                                                                        ------------
Industrial Components (2.2%)
  Encore Wire Corp.-/- ......................................   US            132,950      3,755,838         2.2
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Services (2.0%)
  American Disposal Services, Inc.-/- .......................   US             95,500   $  3,366,375         2.0
                                                                                        ------------
Forest Products (0.7%)
  The TimberWest Timber Trust Special Warrants(.) (::) ......   CAN           422,700      1,124,840         0.7
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $136,805,346) ................                            171,179,415        99.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $136,805,346)  * ....................                            171,179,415        99.7
Other Assets and Liabilities ................................                                494,158         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $171,673,573       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted security constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the security is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             The TimberWest Timber Trust Special Warrants...       8/7/97        422,700 $ 1,142,844   $2.66

          * For Federal income tax purposes, cost is $137,392,339 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  37,982,563
                 Unrealized depreciation:            (4,195,487)
                                                  -------------
                 Net unrealized appreciation:     $  33,787,076
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    1.8                   1.8
Brazil (BRZL/BRL) ....................    0.9                   0.9
Canada (CAN/CAD) .....................   16.0                  16.0
France (FR/FRF) ......................    1.5                   1.5
Italy (ITLY/ITL) .....................    0.9                   0.9
Mexico (MEX/MXN) .....................    2.7                   2.7
Norway (NOR/NOK) .....................    1.2                   1.2
Switzerland (SWTZ/CHF) ...............    2.5                   2.5
United States (US/USD) ...............   72.2        0.3       72.5
                                        ------     -----      -----
Total  ...............................   99.7        0.3      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $171,673,573.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (28.0%)
  Nokia AB "A" ............................................   FIN         1,059,160   $   92,479,819         5.4
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,609,500       72,087,438         4.2
  Newbridge Networks Corp.-/- .............................   CAN         1,332,300       71,049,067         4.1
  Telefonaktiebolaget LM Ericsson: ........................   SWDN               --               --         3.1
    "B" Free-/- ...........................................   --            871,200       38,397,307          --
    ADR{\/} ...............................................   --            350,480       15,508,740          --
  DSC Communications Corp.-/- .............................   US          1,220,100       29,739,938         1.7
  Corning, Inc. ...........................................   US            600,000       27,075,000         1.6
  P-COM, Inc.-/- ..........................................   US          1,200,000       24,150,000         1.4
  ANTEC Corp.-/- ..........................................   US          1,162,300       18,306,225         1.1
  Tekelec-/- ..............................................   US            428,900       17,960,188         1.0
  Tellabs, Inc.-/- ........................................   US            240,000       12,960,000         0.8
  Pairgain Technologies, Inc.-/- ..........................   US            428,800       12,113,600         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,290,275         0.5
  Geotek Communications, Inc.-/- ..........................   US          2,471,100        8,957,738         0.5
  Champion Technology Holding Ltd. ........................   HK         67,154,902        8,166,314         0.5
  Teledata Communications Ltd.-/- {\/} ....................   ISRL          198,000        6,138,000         0.4
  Allen Telecom, Inc.-/- ..................................   US            300,000        5,662,500         0.3
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        5,343,474         0.3
  Ascend Communications, Inc.-/- ..........................   US            160,000        4,330,000         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} (.) (::) ..........................................   IND         1,248,000        2,184,000         0.1
  Sapura Telecommunications Bhd. ..........................   MAL         1,155,000          680,024          --
  Kantone Holding Ltd.-/- .................................   HK          6,256,868          639,447          --
                                                                                      --------------
                                                                                         483,219,094
                                                                                      --------------
Telephone Networks (22.4%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.8
    Di Risp-/- ............................................   --         13,989,767       56,330,863          --
    Common ................................................   --          1,263,334        7,901,199          --
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          632,500       64,198,750         3.7
  WorldCom, Inc. ..........................................   US          1,644,290       55,289,251         3.2
  SPT Telecom-/- ..........................................   CZCH          391,340       45,056,567         2.6
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,670,250       30,377,672         1.8
  Hellenic Telecommunications Organization S.A. ...........   GREC        1,286,000       26,857,552         1.6
  NTL, Inc.-/- {\/} .......................................   UK            855,833       23,214,470         1.4
  Carso Global Telecom "A1" ...............................   MEX         7,036,683       23,090,433         1.3
  France Telecom S.A.: ....................................   FR                 --               --         0.9
    ADR-/- {\/} ...........................................   --            320,000       12,120,000          --
    Common-/- .............................................   --             85,500        3,237,187          --
  Ionica Group PLC-/- .....................................   UK          1,456,400        7,523,838         0.4
  Atlantic Tele-Network, Inc.-/- ..........................   US            500,100        6,313,763         0.4
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        6,288,400         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/ } .............................................   VENZ           96,000        4,200,000         0.2
  PLD Telekon, Inc.-/- {\/} (.) ...........................   RUS           510,000        4,016,250         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652   $    2,965,367         0.2
                                                                                      --------------
                                                                                         384,861,562
                                                                                      --------------
Wireless Communications (17.3%)
  Nextel Communications, Inc. "A"-/- ......................   US          2,745,700       72,074,625         4.2
  Millicom International Cellular S.A.{::} -/- {\/} .......   LUX         1,057,000       44,394,000         2.6
  DDI Corp. ...............................................   JPN             9,320       31,144,140         1.8
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,672,100       30,097,800         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       26,791,875         1.6
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       17,848,432         1.0
  WinStar Communications, Inc.-/- .........................   US            667,700       15,273,638         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       13,411,613         0.8
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY        5,425,700       11,086,917         0.6
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       10,709,463         0.6
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000        8,187,500         0.5
  Powertel, Inc.-/- .......................................   US            365,000        6,638,438         0.4
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        5,330,325         0.3
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          1,452,000        2,319,819         0.1
  SK Telecom Co., Ltd. - ADR{\/} ..........................   KOR           289,900        1,594,450         0.1
                                                                                      --------------
                                                                                         296,903,035
                                                                                      --------------
Telephone - Long Distance (5.7%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       43,000,000         2.5
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         2.2
    "B"-/- ................................................   --          1,036,700       20,966,470          --
    "A"-/- ................................................   --            519,400       10,688,760          --
    "B" - 144A{.} -/- .....................................   --            379,400        7,673,077          --
  Bell Canada International, Inc.: ........................   CAN                --               --         0.8
    Common-/- .............................................   --            717,300       12,165,392          --
    Common-/- {\/} ........................................   --            132,500        2,235,938          --
  RSL Communications Ltd. "A"-/- ..........................   US            136,000        3,196,000         0.2
                                                                                      --------------
                                                                                          99,925,637
                                                                                      --------------
Telephone - Regional/Local (5.6%)
  ICG Communications, Inc.-/- .............................   US          1,504,600       34,605,800         2.0
  Intermedia Communications of Florida, Inc.-/- ...........   US            613,900       27,855,713         1.6
  Teleport Communications Group, Inc. "A"-/- ..............   US            364,000       17,608,500         1.0
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {\/} {=} ........................   RUS             1,749       14,383,024         0.8
  Brooks Fiber Properties, Inc.-/- ........................   US             41,400        2,302,875         0.1
  NEXTLINK Communications, Inc. "A"-/- ....................   US             78,000        1,764,750         0.1
                                                                                      --------------
                                                                                          98,520,662
                                                                                      --------------
Multi-Industry (4.7%)
  Mannesmann AG ...........................................   GER           140,900       59,481,125         3.5
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         3,300,000       20,985,629         1.2
                                                                                      --------------
                                                                                          80,466,754
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Aerospace/Defense (2.6%)
  Orbital Sciences Corp.{::} -/- ..........................   US          1,838,500   $   44,813,438         2.6
                                                                                      --------------
Telecom Technology (2.5%)
  Uniphase Corp.-/- .......................................   US            449,900       30,199,538         1.8
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       12,429,250         0.7
                                                                                      --------------
                                                                                          42,628,788
                                                                                      --------------
Cable Television (1.6%)
  Comcast Corp. "A" .......................................   US            604,300       16,618,250         1.0
  Comcast UK Cable Partners Ltd. "A"-/- ...................   UK            415,000        4,707,656         0.3
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,615,875         0.3
                                                                                      --------------
                                                                                          25,941,781
                                                                                      --------------
Broadcasting & Publishing (1.4%)
  EchoStar Communications Corp. "A"{::} ...................   US            609,200       11,574,800         0.7
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        7,549,919         0.4
  Seat SpA-/- .............................................   ITLY       16,820,000        4,413,481         0.3
                                                                                      --------------
                                                                                          23,538,200
                                                                                      --------------
Semiconductors (0.8%)
  DSP Communications, Inc.-/- .............................   US            624,000       11,544,000         0.7
  General Semiconductor, Inc.-/- ..........................   US            175,000        1,990,625         0.1
                                                                                      --------------
                                                                                          13,534,625
                                                                                      --------------
Retailers - Other (0.3%)
  Asia Food & Properties Ltd.-/- {\/} .....................   SING       14,192,000        4,328,560         0.3
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            66,560           82,032          --
                                                                                      --------------
                                                                                           4,410,592
                                                                                      --------------
Networking (0.2%)
  3Com Corp.-/- ...........................................   US             80,100        3,319,144         0.2
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,274,850,186) ............                            1,602,083,312        93.1
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Note (2.2%)
  Russia (2.2%)
    Credit Suisse Financial Products Russian Equity Linked
     Note, 3.3% due 4/29/98 (This is an equity linked note.
     The value of this note is linked to the underlying
     value of Rostelecom.)-/- (.) .........................   USD        38,000,000       37,012,000         2.2
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $38,000,000) .........                               37,012,000         2.2
                                                                                      --------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  Asia Food & Properties Ltd. Warrants, expire
   7/12/02{\/} ............................................   SING        1,064,400   $      191,592          --
    FOOD
  American Satellite Network Warrants, expire 1/1/99(::)
   (.) ....................................................   US             65,825               --          --
    WIRELESS COMMUNICATIONS
                                                                                      --------------       -----

TOTAL WARRANTS (cost $484,741) ............................                                  191,592          --
                                                                                      --------------       -----

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $35,290,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $46,298,227, including accrued interest).
   (cost $45,388,021)  ....................................                               45,388,021         2.6
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,358,722,948)  * ................                            1,684,674,925        97.9
Other Assets and Liabilities ..............................                               36,444,134         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,721,119,059       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting 2.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Credit Suisse Financial Products Russian Equity
              Linked Note, 3.3% due 4/29/98.................       4/29/97       38,000,000  38,000,000 0.97
             Himachal Futuristic Communications Ltd. - 144A
              GDR...........................................       8/1/95        1,248,000   9,604,650 1.75
             PLD Telekon, Inc...............................       8/30/96       510,000   3,498,750   7.88
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $1,359,258,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 519,851,820
                 Unrealized depreciation:          (194,435,331)
                                                  -------------
                 Net unrealized appreciation:     $ 325,416,489
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Brazil (BRZL/BRL) ....................    3.7                                   3.7
Canada (CAN/CAD) .....................    8.4                                   8.4
Czech Republic (CZCH/CSK) ............    2.6                                   2.6
Finland (FIN/FIM) ....................    5.4                                   5.4
France (FR/FRF) ......................    0.9                                   0.9
Germany (GER/DEM) ....................    3.5                                   3.5
Greece (GREC/GRD) ....................    1.6                                   1.6
Hong Kong (HK/HKD) ...................    0.6                                   0.6
India (IND/INR) ......................    0.1                                   0.1
Israel (ISRL/ILS) ....................    5.1                                   5.1
Italy (ITLY/ITL) .....................    4.7                                   4.7
Japan (JPN/JPY) ......................    1.8                                   1.8
Korea (KOR/KRW) ......................    0.1                                   0.1
Luxembourg (LUX/LUF) .................    2.6                                   2.6
Malaysia (MAL/MYR) ...................    0.4                                   0.4
Mexico (MEX/MXN) .....................    4.3                                   4.3
Peru (PERU/PES) ......................    0.4                                   0.4
Russia (RUS/SUR) .....................    1.8         2.2                       4.0
Singapore (SING/SGD) .................    0.3                                   0.3
Sweden (SWDN/SEK) ....................    3.1                                   3.1
Thailand (THAI/THB) ..................    0.8                                   0.8
Turkey (TRKY/TRL) ....................    0.3                                   0.3
United Kingdom (UK/GBP) ..............    3.9                                   3.9
United States (US/USD) ...............   36.5                        4.7       41.2
Venezuela (VENZ/VEB) .................    0.2                                   0.2
                                        ------      -----          -----      -----
Total  ...............................   93.1         2.2            4.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,721,119,059.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................      13,280,549     118.50000  11/12/97   $  (201,730)
Japanese Yen............................         673,732     118.60000  11/12/97        (9,657)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $14,165,668).........................      13,954,281                              (211,387)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.81%.


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,535,139       0.60190   1/20/98    (1,170,888)
Deutsche Marks..........................      15,664,388       1.80000  11/21/97      (664,388)
Deutsche Marks..........................       7,948,226       1.72400  11/21/97        (1,591)
Finnish Markka..........................      38,825,761       5.28300   1/21/98      (968,483)
Italian Liras...........................      50,091,184    1730.40000   1/21/98      (969,594)
Japanese Yen............................      23,255,611     113.59900  11/12/97     1,371,807
Japanese Yen............................      17,298,836     114.50000  11/12/97       876,273
Swedish Kronor..........................      51,700,408       7.61030   1/21/98      (979,674)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $243,813,015).................     246,319,553                            (2,506,538)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 14.31%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $(2,717,925)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..........................  1$24,047,571 6$9,090,966  $484,207,357 7$6,186,714 $136,805,346 $1,313,334,927
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    At value....................................  1$32,596,014 7$6,932,464  $547,657,721 9$4,961,508 $171,179,415 $1,639,286,904
    Repurchase Agreement, at value and cost
     (Note 1)...................................   5,697,881    2,708,419   72,617,234   2,156,334           --   45,388,021
  U.S. currency.................................         303           --          390         128          705    1,822,076
  Foreign currencies (cost $249,434, $290,416,
   $32,405, $252,788, $2,016,446, and $938,200,
   respectively)................................     247,103      290,889       32,773     257,815    2,016,446      944,514
  Dividends and dividend withholding tax
   reclaims receivable..........................      29,063       50,112       10,585      25,624       15,438      403,424
  Interest receivable...........................          --           --           --          --           --      639,026
  Receivable for forward foreign currency
   contracts -- closed, net (Note 1)............          --           --           --       5,096           --           --
  Receivable for Fund shares sold...............     585,508    1,011,553   13,993,515     141,205    5,010,514   15,407,247
  Receivable for open forward foreign currency
   contracts (Note 1)...........................          --       59,877           --          --           --           --
  Receivable for securities sold................  25,634,646    1,515,031    6,745,139   1,309,852    6,715,639   28,894,370
  Unamortized organizational costs (Note 1).....      22,264       19,944           --      16,280       16,225           --
  Miscellaneous receivable......................      91,501        4,131       36,371          --       33,585       76,388
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total assets................................  164,904,283  82,592,420   641,093,728 98,873,842   184,987,967 1,732,861,970
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Liabilities:
  Payable for custodian fees....................         769       10,403        7,317       1,332        8,200       84,942
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).....................................       4,859        4,446        9,136       7,921        5,237       19,588
  Payable for forward foreign currency contracts
   -- closed, net (Note 1)......................          --           --           --          --           --      518,821
  Payable for fund accounting fees (Note 2).....       4,352        1,845       14,194       2,367        3,914       42,359
  Payable for Fund shares repurchased...........     261,522      142,435      882,049     496,631    4,099,045    3,902,530
  Payable for investment management and
   administration fees (Note 2).................     139,166      180,741      536,273      89,949      147,355    1,545,877
  Payable for loan outstanding (Note 1).........          --           --           --          --    4,670,000           --
  Payable for open forward foreign currency
   contracts, net (Note 1)......................          --           --           --      50,790           --    2,717,925
  Payable for printing and postage expenses.....      33,464       23,148       73,457      51,926       45,104      143,320
  Payable for professional fees.................      23,989       25,345       39,780      30,852       35,756       42,564
  Payable for registration and filing fees......       4,130        2,371       15,839       2,078       12,139       21,199
  Payable for securities purchased..............   1,563,285    1,154,504   12,706,263          --    4,125,569      824,693
  Payable for service and distribution expenses
   (Note 2).....................................     114,540       57,009      346,611      74,426      113,980    1,246,800
  Payable for transfer agent fees (Note 2)......      55,435       20,911      111,824      38,302       39,544      578,391
  Other accrued expenses........................      36,359        7,528        8,868       8,109        8,451       53,902
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total liabilities...........................   2,241,870    1,630,686   14,751,611     854,683   13,314,294   11,742,911
  Minority interest (Notes 1 & 2)...............         100          100           --         100          100           --
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets......................................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class A:
  Net assets....................................  6$2,637,424  2$9,639,233  $472,082,753 3$8,281,107 $69,975,533 $910,801,431
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   2,823,290    1,720,718   16,869,933   2,550,862    3,388,224   50,482,268
  Net asset value and redemption price per
   share........................................   $   22.19    $   17.22   $    27.98   $   15.01   $    20.65  $     18.04
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *...................   $   23.30    $   18.08   $    29.38   $   15.76   $    21.68  $     18.94
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class B:+
  Net assets....................................  9$3,978,324  4$7,584,875  $147,440,444 5$7,199,440 $86,812,455 $805,535,052
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   4,298,574    2,803,980    5,406,267   3,878,968    4,262,012   45,831,329
  Net asset value and offering price per
   share........................................   $   21.86    $   16.97   $    27.27   $   14.75   $    20.37  $     17.58
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Advisor Class:
  Net assets....................................   $6,046,565   $3,737,526  $6,818,920   $2,538,512  $14,885,585 $ 4,782,576
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................     268,724      214,778      240,609     166,702      715,607      261,622
  Net asset value, offering price per share, and
   redemption price per share...................   $   22.50    $   17.40   $    28.34   $   15.23   $    20.80  $     18.28
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets consist of:
  Paid in capital (Note 4)......................  1$39,734,245 7$0,584,296  $418,339,020 7$8,555,962 $132,802,223 $1,284,396,946
  Undistributed net investment income...........          --           --           --          --           --        5,534
  Accumulated net realized gain on investments
   and foreign currency transactions............  14,374,566    2,469,935   144,809,745    733,004    4,606,185  113,512,388
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies...........................       5,059       65,905     (257,012)    (44,701)    (108,904)  (2,747,786)
  Net unrealized appreciation of investments....   8,548,443    7,841,498   63,450,364  18,774,794   34,374,069  325,951,977
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Total -- representing net assets applicable to
 capital shares outstanding.....................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                    GT GLOBAL
                                                    --------------------------------------------------------------------------
                                                     CONSUMER
                                                     PRODUCTS
                                                        AND       FINANCIAL                              NATURAL
                                                     SERVICES     SERVICES      HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                       FUND-        FUND-        CARE        FUND-        FUND-     MUNICATIONS
                                                    CONSOLIDATED CONSOLIDATED    FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $116,237, $77,681, $47,010, $134,900,
   $37,547, and $1,130,922, respectively).........   $1,313,121   $ 984,532   $1,039,797   $1,596,063   $ 449,578   $12,312,099
  Interest income.................................     547,671      222,469    3,553,024     438,660      389,867    2,451,921
  Other income....................................          --           --       10,693          --           --      100,726
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total investment income.......................   1,860,792    1,207,001    4,603,514   2,034,723      839,445   14,864,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2).......................................   1,624,151      466,730    5,820,067   1,038,752    1,317,793   17,999,111
  Amortization of organization costs (Note 1).....      10,300       12,622           --      10,300       10,300           --
  Custodian fees (Note 1).........................      37,548       43,877       41,984      32,117       46,437      744,400
  Directors' and Trustees' fees and expenses (Note
   2).............................................      10,068       15,695       13,505      16,060       16,464       27,375
  Fund accounting fees (Note 2)...................      43,330       12,292      153,780      27,303       34,698      493,322
  Professional fees...............................      62,925       77,090       73,277      74,770       86,956       89,205
  Printing and postage expenses...................      53,290       27,560      239,520      49,065       54,239      421,575
  Registration and filing fees....................      75,895       50,741       80,092      54,967       80,810      110,230
  Service and distribution expenses: (Note 2)
    Class A.......................................     351,953       97,454    2,327,631     218,486      291,788    5,105,842
    Class B.......................................     941,035      280,650    1,316,284     621,768      733,200    8,933,516
  Transfer agent fees (Note 2)....................     547,348      177,473    1,346,860     364,416      478,946    5,229,276
  Other expenses..................................      10,567        7,531       34,305      17,058       81,546      619,413
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total expenses before reductions..............   3,768,410    1,269,715   11,447,305   2,525,062    3,233,177   39,773,265
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Expense reductions (Notes 1 & 5)..............    (244,767)     (31,702)    (178,043)    (84,870)    (138,074)  (1,051,898)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Total net expenses..............................   3,523,643    1,238,013   11,269,262   2,440,192    3,095,103   38,721,367
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net investment loss...............................  (1,662,851)     (31,012)  (6,665,748)   (405,469)  (2,255,658)  (23,856,621)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
  and foreign currencies: (Note 1)
  Net realized gain on investments................  16,725,116    2,648,364   153,144,761    380,153    7,635,020   101,709,075
  Net realized gain (loss) on foreign currency
   transactions...................................    (557,667)     (19,802)     454,546     398,459      (94,442)  18,717,671
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net realized gain during the year.............  16,167,449    2,628,562   153,599,307    778,612    7,540,578   120,426,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies..............       5,172       58,275     (569,426)   (116,926)    (125,779)  (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments..................    (714,518)   6,449,986    1,308,779   8,647,635   18,607,939   217,773,979
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period ...........................    (709,346)   6,508,261      739,353   8,530,709   18,482,160   210,641,590
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
 and foreign currencies...........................  15,458,103    9,136,823   154,338,660  9,309,321   26,022,738   331,068,336
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net increase in net assets resulting from
 operations.......................................  1$3,795,252   $9,105,811  $147,672,912  $8,903,852 2$3,767,080  $307,211,715
                                                    -----------  -----------  ----------  -----------  -----------  ----------
                                                    -----------  -----------  ----------  -----------  -----------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                -----------------------------------------------------------------------------
                                 CONSUMER PRODUCTS AND      FINANCIAL SERVICES
                                        SERVICES             FUND-CONSOLIDATED            HEALTH CARE
                                   FUND-CONSOLIDATED      -----------------------             FUND
                                ------------------------               YEAR ENDED  --------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED    OCTOBER     YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     31,      OCTOBER 31,   OCTOBER 31,
                                   1997         1996         1997         1996         1997          1996
                                -----------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $(1,662,851) $  (806,945) $   (31,012) $   18,823  $ (6,665,748) $ (4,508,835)
  Net realized gain on
   investments and foreign
   currency transactions......   16,167,449    8,472,742    2,628,562   1,764,380   153,599,307   176,889,538
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        5,172       (7,034)      58,275      (6,352)     (569,426)     (547,070)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (714,518)   8,880,649    6,449,986     615,083     1,308,779   (53,392,951)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   13,795,252   16,539,412    9,105,811   2,391,934   147,672,912   118,440,682
                                -----------  -----------  -----------  ----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (56,390)           --            --
  From net realized gain on
   investments................   (3,424,902)    (217,050)    (580,522)     (8,739)  (34,613,411)  (54,405,334)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (37,999)           --            --
  From net realized gain on
   investments................   (4,055,905)    (180,431)    (823,692)     (7,991)   (8,701,491)   (9,956,648)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --        (377)           --            --
  From net realized gain on
   investments................     (308,573)      (5,969)      (5,018)        (43)      (57,488)      (69,184)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Total distributions.......   (7,789,380)    (403,450)  (1,409,232)   (111,539)  (43,372,390)  (64,431,166)
                                -----------  -----------  -----------  ----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  136,239,369  241,650,741  130,520,030  19,900,814  1,007,452,632 2,138,295,778
  Decrease from capital shares
   repurchased................  (151,833,735) (92,740,871) (74,514,633) (15,187,336) (1,062,045,275) (2,113,330,083)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............  (15,594,366) 148,909,870   56,005,397   4,713,478   (54,592,643)   24,965,695
                                -----------  -----------  -----------  ----------  ------------  ------------
Total increase (decrease) in
 net assets...................   (9,588,494) 165,045,832   63,701,976   6,993,873    49,707,879    78,975,211
Net assets:
  Beginning of year...........  172,250,807    7,204,975   17,259,658  10,265,785   576,634,238   497,659,027
                                -----------  -----------  -----------  ----------  ------------  ------------
  End of year *...............  $162,662,313 $172,250,807 $80,961,634  $17,259,658 $626,342,117  $576,634,238
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $        --  $        --  $        --  $       --  $         --  $         --
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F30

                             GT GLOBAL THEME FUNDS

                                                                 GT GLOBAL
                                ----------------------------------------------------------------------------
                                    INFRASTRUCTURE
                                  FUND-CONSOLIDATED        NATURAL RESOURCES          TELECOMMUNICATIONS
                                ----------------------     FUND-CONSOLIDATED                 FUND
                                YEAR ENDED  YEAR ENDED  ------------------------  --------------------------
                                 OCTOBER     OCTOBER    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   31,         31,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   1997        1996        1997         1996          1997          1996
                                ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $ (405,469) $ (421,987) $(2,255,658) $(1,055,526) $(23,856,621) $(26,498,477)
  Net realized gain on
   investments and foreign
   currency transactions......     778,612   5,308,138    7,540,578    7,316,705   120,426,746   230,489,793
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................    (116,926)    (86,155)    (125,779)      65,378    (7,132,389)  (21,852,465)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............   8,647,635   9,582,726   18,607,939   14,910,009   217,773,979    (5,766,662)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   8,903,852  14,382,722   23,767,080   21,236,566   307,211,715   176,372,189
                                ----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --      (46,497)           --            --
  From net realized gain on
   investments................  (1,943,050)         --   (1,915,988)      (9,643)  (95,676,425)  (64,901,484)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --           --            --            --
  From net realized gain on
   investments................  (2,733,339)         --   (2,369,395)     (10,136)  (83,596,023)  (54,643,650)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --         (853)           --            --
  From net realized gain on
   investments................     (17,129)         --     (134,145)         (69)     (176,806)      (33,321)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.......  (4,693,518)         --   (4,419,528)     (67,198) (179,449,254) (119,578,455)
                                ----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  44,324,471  42,853,853  377,334,346  219,606,793  1,783,734,946 3,156,330,159
  Decrease from capital shares
   repurchased................  (42,934,337) (51,456,466) (336,987,548) (155,468,156) (2,403,405,013) (3,466,020,319)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............   1,390,134  (8,602,613)  40,346,798   64,138,637  (619,670,067) (309,690,160)
                                ----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in
 net assets...................   5,600,468   5,780,109   59,694,350   85,308,005  (491,907,606) (252,896,426)
Net assets:
  Beginning of year...........  92,418,591  86,638,482  111,979,223   26,671,218  2,213,026,665 2,465,923,091
                                ----------  ----------  -----------  -----------  ------------  ------------
  End of year *...............  $98,019,059 $92,418,591 $171,673,573 $111,979,223 $1,721,119,059 $2,213,026,665
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $       --  $       --  $        --  $        --  $      5,534  $      5,534
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                             CONSUMER PRODUCTS AND SERVICES FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                          ----------------------     OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)
                                          ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.98   $   14.59       $   11.43
                                          ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........      (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................       2.27        7.13            3.14
                                          ----------  ----------       --------
    Net increase from investment
     operations.........................       2.12        6.91            3.16
                                          ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
    Total distributions.................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
Net asset value, end of period..........  $   22.19   $   20.98       $   14.59
                                          ----------  ----------       --------
                                          ----------  ----------       --------

Total investment return (c).............      10.55%      48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       1.84%       2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.99%       2.34%          13.63 % (a)
Portfolio turnover rate++...............        392%        169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------------------------------
                                                           CLASS B
                                          ------------------------------------------             ADVISOR CLASS+
                                                                                      -------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF   YEAR ENDED OCTOBER 31,  JUNE 1, 1995
                                                                    OPERATIONS) TO                                 TO
                                          ----------------------     OCTOBER 31,      ----------------------   OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)        1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  ------------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.79   $   14.53       $   11.43       $   21.15   $   14.64     $   11.84
                                          ----------  ----------       --------       ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)      (0.31)          (0.04) *        (0.04)      (0.13)         0.04*
  Net realized and unrealized gain on
   investments..........................       2.22        7.09            3.14            2.30        7.16          2.76
                                          ----------  ----------       --------       ----------  ----------  -------------
    Net increase from investment
     operations.........................       1.98        6.78            3.10            2.26        7.03          2.80
                                          ----------  ----------       --------       ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
    Total distributions.................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
Net asset value, end of period..........  $   21.86   $   20.79       $   14.53       $   22.50   $   21.15     $   14.64
                                          ----------  ----------       --------       ----------  ----------  -------------
                                          ----------  ----------       --------       ----------  ----------  -------------

Total investment return (c).............       9.95%      48.11%          27.12 % (b)     11.15%      49.50%        23.65%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  93,978   $  87,904       $   2,959       $   6,047   $   7,446     $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.22)%     (1.64)%         (0.30)% (a)     (0.22)%     (0.64)%        0.70%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.37)%     (1.74)%        (11.61)% (a)     (0.37)%     (0.74)%      (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.34%       2.74%           2.82 % (a)      1.34%       1.74%         1.82%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.49%       2.84%          14.13 % (a)      1.49%       1.84%        13.13%(a)
Portfolio turnover rate++...............        392%        169%            240 % (a)       392%        169%          240%(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A       $  0.0319   $  0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                                                                 MAY 31, 1994
                                              YEAR ENDED OCTOBER 31,           (COMMENCEMENT OF
                                          ------------------------------        OPERATIONS) TO
                                          1997 (D)   1996 (D)   1995 (D)       OCTOBER 31, 1994
                                          --------   --------   --------   ------------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 14.20    $ 11.92    $ 11.62            $ 11.43
                                          --------   --------   --------          --------
Income from investment operations:
  Net investment income (loss)..........     0.04       0.05*      0.17* *            0.02* * *
  Net realized and unrealized gain on
   investments..........................     3.97       2.36       0.13               0.17
                                          --------   --------   --------          --------
    Net increase from investment
     operations.........................     4.01       2.41       0.30               0.19
                                          --------   --------   --------          --------
Distributions to shareholders:
  From net investment income............       --      (0.12)        --                 --
  From net realized gain on
   investments..........................    (0.99)     (0.01)        --                 --
                                          --------   --------   --------          --------
    Total distributions.................    (0.99)     (0.13)        --                 --
                                          --------   --------   --------          --------
Net asset value, end of period..........  $ 17.22    $ 14.20    $ 11.92            $ 11.62
                                          --------   --------   --------          --------
                                          --------   --------   --------          --------

Total investment return (c).............    29.91%     20.21%      2.58%              1.66% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $29,639    $ 7,302    $ 5,687            $ 3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     0.23%      0.41%      1.46%              0.66% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     0.16%     (0.66)%    (5.34)%            (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     2.29%      2.32%      2.34%              2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     2.36%      3.39%      9.14%             10.32% (a)
Portfolio turnover rate++...............       91%       103%       170%                53% (a)
Average commission rate per share paid
 on portfolio transactions++............  $0.0014    $0.0080        N/A                N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       FINANCIAL SERVICES FUND
                                        --------------------------------------------------------------------------------------
                                                                                                      ADVISOR CLASS+
                                                             CLASS B                        ----------------------------------
                                        -------------------------------------------------
                                                                           MAY 31, 1994     YEAR ENDED OCTOBER    JUNE 1, 1995
                                            YEAR ENDED OCTOBER 31,       (COMMENCEMENT OF           31,                TO
                                        ------------------------------    OPERATIONS) TO    -------------------   OCTOBER 31,
                                        1997 (D)   1996 (D)   1995 (D)   OCTOBER 31, 1994   1997 (D)   1996 (D)     1995 (D)
                                        --------   --------   --------   ----------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period...............................  $ 14.06    $ 11.83    $11.60         $11.43         $ 14.26    $ 11.95      $11.09
                                        --------   --------   --------     --------         --------   --------   ------------
Income from investment operations:
  Net investment income (loss)........    (0.04)     (0.01) *   0.11* *        0.00 * *        0.12       0.12*       0.09* *
  Net realized and unrealized gain on
   investments........................     3.94       2.34      0.12           0.17            4.01       2.36        0.77
                                        --------   --------   --------     --------         --------   --------   ------------
    Net increase from investment
     operations.......................     3.90       2.33      0.23           0.17            4.13       2.48        0.86
                                        --------   --------   --------     --------         --------   --------   ------------
Distributions to shareholders:
  From net investment income..........       --      (0.09)       --             --              --      (0.16)         --
  From net realized gain on
   investments........................    (0.99)     (0.01)       --             --           (0.99)     (0.01)         --
                                        --------   --------   --------     --------         --------   --------   ------------
    Total distributions...............    (0.99)     (0.10)       --             --           (0.99)     (0.17)         --
                                        --------   --------   --------     --------         --------   --------   ------------
Net asset value, end of period........  $ 16.97    $ 14.06    $11.83         $11.60         $ 17.40    $ 14.26      $11.95
                                        --------   --------   --------     --------         --------   --------   ------------
                                        --------   --------   --------     --------         --------   --------   ------------

Total investment return (c)...........    29.13%     19.81%     1.98%          1.49% (b)      30.52%     20.87%       7.75% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)...............................  $47,585    $ 9,886    $4,548         $2,235         $ 3,738    $    72      $   31
Ratio of net investment income (loss)
 to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1 &
   5).................................    (0.27)%    (0.09)%    0.96%          0.16% (a)       0.73%      0.91%       1.96% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc..............    (0.34)%    (1.16)%   (5.84)%        (7.76)% (a)      0.66%(a)   (0.16)%    (4.84)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1 &
   5).................................     2.79%      2.82%     2.84%          2.90% (a)       1.79%      1.82%       1.84% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc..............     2.86%      3.89%     9.64%         10.82% (a)       1.86%      2.89%       8.64% (a)
Portfolio turnover rate++.............       91%       103%      170%            53% (a)         91%       103%        170%
Average commission rate per share paid
 on portfolio transactions++..........  $0.0014    $0.0080       N/A            N/A         $0.0014    $0.0080         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................       6.48        4.79        3.73        2.02        0.57
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       6.23        4.62        3.58        1.80        0.42
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      28.36%      23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............      (1.03)%     (0.75)%     (0.78)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.77%       1.80%       1.85%       1.98%        2.0%
  Without expense reductions............       1.80%       1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............        149%        157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        HEALTH CARE FUND
                                ------------------------------------------------------------------------------------------------
                                                                                                       ADVISOR CLASS+++
                                                         CLASS B++                            ----------------------------------
                                -----------------------------------------------------------
                                                                              APRIL 1, 1993   YEAR ENDED OCTOBER    JUNE 1, 1995
                                          YEAR ENDED OCTOBER 31,                   TO                 31,                TO
                                -------------------------------------------    OCTOBER 31,    -------------------   OCTOBER 31,
                                1997 (D)    1996 (D)      1995     1994 (D)     1993 (D)      1997 (D)   1996 (D)       1995
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  23.15    $  21.56    $ 19.46    $ 17.80       $15.59       $ 23.77    $ 21.88      $18.66
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Income from investment
 operations:
  Net investment loss.........     (0.37)      (0.27)     (0.25)     (0.32)       (0.14)        (0.12)     (0.05)      (0.02)
  Net realized and unrealized
   gain on investments........      6.34        4.72       3.69       2.02         2.35          6.54       4.80        3.24
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
    Net increase (decrease)
     from investment
     operations...............      5.97        4.45       3.44       1.70         2.21          6.42       4.75        3.22
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Distributions to shareholders:
  From net realized gain on
   investments................     (1.85)      (2.86)     (1.34)        --           --         (1.85)     (2.86)         --
  In excess of net realized
   gain on investments........        --          --         --      (0.04)          --            --         --          --
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
    Total distributions.......     (1.85)      (2.86)     (1.34)     (0.04)          --         (1.85)     (2.86)         --
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Net asset value, end of
 period.......................  $  27.27    $  23.15    $ 21.56    $ 19.46       $17.80       $ 28.34    $ 23.77      $21.88
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------

Total investment return (c)...     27.75%      22.59%     19.17%      9.55%        14.2% (b)    29.00%     23.82%      17.10% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $147,440    $107,622    $70,740    $39,100       $8,604       $ 6,819    $ 1,152      $  539
Ratio of net investment loss
 to average net assets:
  With expense reductions
   (Notes 1 & 5)..............     (1.50)%     (1.21)%    (1.22)%    (1.73)%       (1.4)% (a)   (0.50)%    (0.21)%     (0.22)% (a)
  Without expense
   reductions.................     (1.53)%     (1.25)%    (1.28)%      N/A          N/A         (0.53)%    (0.25)%     (0.28)% (a)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      2.27%       2.30%      2.35%      2.48%        2.50% (a)     1.27%      1.30%       1.35% (a)
  Without expense
   reductions.................      2.30%       2.34%      2.41%       N/A          N/A          1.30%      1.34%       1.41% (a)
Portfolio turnover rate++++...       149%        157%        99%        64%          61%          149%       157%         99%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0490    $ 0.0548        N/A        N/A          N/A       $0.0490    $0.0548         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           INFRASTRUCTURE FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.42   $   12.11   $   12.47       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.01)      (0.03)      (0.03) *          0.01* *
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.34       (0.33)           1.03
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       1.31        2.31       (0.36)           1.04
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   15.01   $   14.42   $   12.11       $   12.47
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............       9.38%      19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.00%       2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.08%       2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............         41%         41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------------------------
                                                                                                        ADVISOR CLASS+
                                                               CLASS B                        ----------------------------------
                                          -------------------------------------------------
                                                                             MAY 31, 1994     YEAR ENDED OCTOBER    JUNE 1, 1995
                                              YEAR ENDED OCTOBER 31,       (COMMENCEMENT OF           31,                TO
                                          ------------------------------    OPERATIONS) TO    -------------------   OCTOBER 31,
                                          1997 (D)   1996 (D)     1995     OCTOBER 31, 1994   1997 (D)   1996 (D)       1995
                                          --------   --------   --------   ----------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 14.24    $ 12.03    $ 12.45        $ 11.43        $ 14.52    $ 12.14      $12.00
                                          --------   --------   --------   ----------------   --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........    (0.09)     (0.09)     (0.09) *       (0.01) * *      0.05       0.04        0.02*
  Net realized and unrealized gain
   (loss) on investments................     1.32       2.30      (0.33)          1.03           1.38       2.34        0.12
                                          --------   --------   --------   ----------------   --------   --------   ------------
    Net increase (decrease) from
     investment operations..............     1.23       2.21      (0.42)          1.02           1.43       2.38        0.14
                                          --------   --------   --------   ----------------   --------   --------   ------------
Distributions to shareholders:
  From net realized gain on
   investments..........................    (0.72)        --         --             --          (0.72)        --          --
                                          --------   --------   --------   ----------------   --------   --------   ------------
    Total distributions.................    (0.72)        --         --             --          (0.72)        --          --
                                          --------   --------   --------   ----------------   --------   --------   ------------
Net asset value, end of period..........  $ 14.75    $ 14.24    $ 12.03        $ 12.45        $ 15.23    $ 14.52      $12.14
                                          --------   --------   --------   ----------------   --------   --------   ------------
                                          --------   --------   --------   ----------------   --------   --------   ------------

Total investment return (c).............     8.83%     18.37%     (3.37)%         8.92% (b)     10.10%     19.60%       1.17% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $57,199    $53,678    $50,181        $30,954        $ 2,539    $   344      $  216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......    (0.59)%    (0.69)%    (0.82)%        (0.09)% (a)     0.41%      0.31%       0.18% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................    (0.67)%    (0.80)%    (1.08)%        (0.97)% (a)     0.33%      0.20%      (0.08)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     2.50%      2.64%      2.86%          2.90% (a)      1.50%      1.64%       1.86% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     2.58%      2.75%      3.12%          3.78% (a)      1.58%      1.75%       2.12% (a)
Portfolio turnover rate++...............       41%        41%        45%            18%            41%        41%         45%
Average commission rate per share paid
 on portfolio transactions++............  $0.0046    $0.0109        N/A            N/A        $0.0046    $0.0109         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.43   $   11.44   $   12.41       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.24)       0.04*           0.06* *
  Net realized and unrealized gain
   (loss) on investments................       4.08        6.28       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.83        6.04       (0.94)           0.98
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.05)      (0.03)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.65   $   17.43   $   11.44       $   12.41
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      22.64%      53.04%      (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.41)%     (1.55)%      0.41%           2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.03%       2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.13%       2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS B
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.29   $   11.36   $   12.38       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.33)      (0.31)      (0.02) *          0.03* *
  Net realized and unrealized gain
   (loss) on investments................       4.02        6.25       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.69        5.94       (1.00)           0.95
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.01)      (0.02)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.37   $   17.29   $   11.36       $   12.38
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      21.99%      52.39%      (8.05)%          8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  86,812   $  57,749   $  13,978       $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.91)%     (2.05)%     (0.09)%          2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (2.01)%     (2.15)%     (1.19)%          0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.53%       2.70%       2.87%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.63%       2.80%       3.97%           4.88% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A


                                                        ADVISOR CLASS+
                                             -------------------------------------

                                             YEAR ENDED OCTOBER 31,  JUNE 1, 1995
                                                                          TO
                                             ----------------------   OCTOBER 31,
                                             1997 (D)     1996 (D)       1995
                                             ---------   ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....     $ 17.47     $   11.47     $   11.45
                                             ---------   ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)        (0.17)         0.11*
  Net realized and unrealized gain
   (loss) on investments................        4.08          6.28         (0.09)
                                             ---------   ----------  -------------
    Net increase (decrease) from
     investment operations..............        3.94          6.11          0.02
                                             ---------   ----------  -------------
Distributions to shareholders:
  From net investment income............          --         (0.10)           --
  From net realized gain on
   investments..........................       (0.61)        (0.01)           --
                                             ---------   ----------  -------------
    Total distributions.................       (0.61)        (0.11)           --
                                             ---------   ----------  -------------
Net asset value, end of period..........     $ 20.80     $   17.47     $   11.47
                                             ---------   ----------  -------------
                                             ---------   ----------  -------------
Total investment return (c).............       23.23%        53.76%         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $14,886     $   5,502     $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       (0.91)%       (1.05)%        0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.01)%       (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        1.53%         1.70%         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        1.63%         1.80%         2.97%(a)
Portfolio turnover rate++...............         321%           94%           87%
Average commission rate per share paid
 on portfolio transactions++............     $0.0112     $  0.0243           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                           TELECOMMUNICATIONS FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................       2.93        1.22       (0.43)       1.17        5.83
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.76        1.09       (0.52)       1.16        5.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      17.70%       7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............      (1.06)%     (0.89)%     (0.55)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.79%       1.74%       1.77%       1.80%        2.0%
  Without expense reductions............       1.84%       1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............         35%         37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------------
                                                                   CLASS B++                              ADVISOR CLASS+++
                                          -----------------------------------------------------------  ----------------------
                                                                                           APRIL 1,
                                                                                             1993      YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,  ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993       1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.37   $   16.20   $   17.66   $   16.87    $   12.68   $   16.81   $   16.46
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.23)      (0.17)      (0.10)        0.01       (0.09)      (0.05)
  Net realized and unrealized gain
   (loss) on investments................       2.87        1.22       (0.43)       1.17         4.18        2.97        1.22
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.62        0.99       (0.60)       1.07         4.19        2.88        1.17
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)          --          --          --
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net asset value, end of period..........  $   17.58   $   16.37   $   16.20   $   17.66    $   16.87   $   18.28   $   16.81
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------

Total investment return (c).............      17.15%       6.46%      (3.37)%      6.50%        33.0%(b)     18.33%      7.49%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 805,535   $1,007,654  $1,111,520  $1,184,081   $ 455,335   $   4,783   $     945
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.51)%     (1.34)%     (0.99)%     (0.52)%        0.3%(a)     (0.51)%     (0.34)%
  Without expense reductions............      (1.56)%     (1.39)%     (1.05)%       N/A          N/A       (0.56)%     (0.39)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.29%       2.24%       2.27%       2.30%         2.5%(a)      1.29%      1.24%
  Without expense reductions............       2.34%       2.29%       2.33%        N/A          N/A        1.34%       1.29%
Portfolio turnover rate++++.............         35%         37%         62%         57%          41%         35%         37%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A          N/A   $  0.0085   $  0.0165


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.24
                                          -------------
Income from investment operations:
  Net investment income (loss)..........           --
  Net realized and unrealized gain
   (loss) on investments................         1.22
                                          -------------
    Net increase (decrease) from
     investment operations..............         1.22
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   16.46
                                          -------------
                                          -------------
Total investment return (c).............         7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.01%(a)
  Without expense reductions............         0.07%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.27%(a)
  Without expense reductions............         1.33%(a)
Portfolio turnover rate++++.............           62%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1997, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds and Portfolios in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

                                      F44

                             GT GLOBAL THEME FUNDS

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference

                                      F45

                             GT GLOBAL THEME FUNDS

between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $  4,385,800      $   4,476,600      $121,197
Global Financial Services Portfolio.....      1,715,052          1,813,650        18,080
GT Global Health Care Fund..............     33,287,031         33,773,900        96,689
Global Infrastructure Portfolio.........      3,149,538          3,301,300        84,150
Global Natural Resources Portfolio......     12,448,138         12,910,000        66,945
GT Global Telecommunications Fund.......    132,935,037        137,795,261       888,654

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F46

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Natural Resources Fund had $4,670,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $2,217,765, $4,916,667, $4,008,879 and $26,570,611, respectively, with a weighted average interest rate of 6.14%, 6.61%, 6.32% and 6.32%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the year ended October 31, 1997 was $6,616, $21,656, $64,318 and $527,303, respectively.
Interest expense is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $85,990 for the GT Global Consumer Products and Services Fund, $22,263 for the GT Global Financial Services Fund, $54,971 for the GT Global Health Care Fund, $24,983 for the GT Global Infrastructure Fund, $63,915 for the GT Global Natural Resources Fund, and $131,495 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,032 for the GT Global Consumer Products and Services Fund, $0 for the GT Global Financial Services Fund, $15,375 for the GT Global Health Care Fund, $115 for the GT Global Infrastructure Fund, $12,885 for the GT Global Natural Resources Fund, and $11,930 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $503,378 for the GT Global Consumer Products and Services Fund, $81,031 for the GT Global Financial Services Fund, $530,383 for the GT Global Health Care Fund, $261,504 for the GT Global Infrastructure Fund, $404,993 for the GT Global Natural Resources Fund, and $7,104,939 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets

                                      F47

                             GT GLOBAL THEME FUNDS

of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                       PURCHASES AND SALES OF SECURITIES

PORTFOLIO                                                                PURCHASES        SALES
----------------------------------------------------------------------  ------------  --------------
Global Consumer Products and Services Portfolio.......................  $612,647,861  $  664,389,208
Global Financial Services Portfolio...................................    92,386,002      40,245,074
GT Global Health Care Fund............................................   787,196,366     891,939,099
Global Infrastructure Portfolio.......................................    39,949,012      39,409,094
Global Natural Resources Portfolio....................................   443,019,604     403,198,520
GT Global Telecommunications Fund.....................................   645,313,904   1,492,219,852

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F48

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS & SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,438,964  $  69,880,587    6,142,401  $ 118,779,939
Shares issued in connection with
  reinvestment of distributions.........      143,274      2,884,089       13,656        202,166
                                          -----------  -------------  -----------  -------------
                                            3,582,238     72,764,676    6,156,057    118,982,105
Shares repurchased......................   (4,424,828)   (88,957,730)  (2,769,898)   (54,486,898)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................     (842,590) $ (16,193,054)   3,386,159  $  64,495,207
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    2,703,434  $  53,329,784    5,689,956  $ 110,105,123
Shares issued in connection with
  reinvestment of distributions.........      168,859      3,364,713       10,957        161,052
                                          -----------  -------------  -----------  -------------
                                            2,872,293     56,694,497    5,700,913    110,266,175
Shares repurchased......................   (2,802,820)   (55,171,454)  (1,675,446)   (32,960,366)
                                          -----------  -------------  -----------  -------------
Net increase............................       69,473  $   1,523,043    4,025,467  $  77,305,809
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      287,832  $   6,471,623      589,226  $  12,396,492
Shares issued in connection with
  reinvestment of distributions.........       15,186        308,573          402          5,969
                                          -----------  -------------  -----------  -------------
                                              303,018      6,780,196      589,628     12,402,461
Shares repurchased......................     (386,341)    (7,704,551)    (248,775)    (5,293,607)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (83,323) $    (924,355)     340,853  $   7,108,854
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL FINANCIAL SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,783,353  $  60,418,186      900,372  $  11,973,497
Shares issued in connection with
  reinvestment of distributions.........       35,121        488,531        3,997         50,562
                                          -----------  -------------  -----------  -------------
                                            3,818,474     60,906,717      904,369     12,024,059
Shares repurchased......................   (2,611,893)   (41,931,634)    (867,261)   (11,494,650)
                                          -----------  -------------  -----------  -------------
Net increase............................    1,206,581  $  18,975,083       37,108  $     529,409
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,102,099  $  64,968,183      596,980  $   7,792,181
Shares issued in connection with
  reinvestment of distributions.........       44,922        618,563        2,898         36,456
                                          -----------  -------------  -----------  -------------
                                            4,147,021     65,586,746      599,878      7,828,637
Shares repurchased......................   (2,045,933)   (32,384,709)    (281,339)    (3,677,982)
                                          -----------  -------------  -----------  -------------
Net increase............................    2,101,088  $  33,202,037      318,539  $   4,150,655
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      220,956  $   4,021,549        3,500  $      47,698
Shares issued in connection with
  reinvestment of distributions.........          359          5,018           35            420
                                          -----------  -------------  -----------  -------------
                                              221,315      4,026,567        3,535         48,118
Shares repurchased......................      (11,568)      (198,290)      (1,103)       (14,704)
                                          -----------  -------------  -----------  -------------
Net increase............................      209,747  $   3,828,277        2,432  $      33,414
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   31,631,342  $ 772,292,073   84,410,204  $1,903,687,570
Shares issued in connection with
  reinvestment of distributions.........    1,208,813     27,043,227    2,009,491     41,475,881
                                          -----------  -------------  -----------  -------------
                                           32,840,155    799,335,300   86,419,695  1,945,163,451
Shares repurchased......................  (35,792,763)  (876,621,319) (86,124,175) (1,957,478,015)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (2,952,608) $ (77,286,019)     295,520  $ (12,314,564)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    6,206,431  $ 152,327,079    6,741,207  $ 157,453,975
Shares issued in connection with
  reinvestment of distributions.........      321,688      7,045,104      411,416      8,363,880
                                          -----------  -------------  -----------  -------------
                                            6,528,119    159,372,183    7,152,623    165,817,855
Shares repurchased......................   (5,770,947)  (142,017,878)  (5,784,194)  (129,761,569)
                                          -----------  -------------  -----------  -------------
Net increase............................      757,172  $  17,354,305    1,368,429  $  36,056,286
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,865,809  $  48,687,774    1,142,479  $  27,246,793
Shares issued in connection with
  reinvestment of distributions.........        2,543         57,375        3,280         67,679
                                          -----------  -------------  -----------  -------------
                                            1,868,352     48,745,149    1,145,759     27,314,472
Shares repurchased......................   (1,676,189)   (43,406,078)  (1,121,971)   (26,090,499)
                                          -----------  -------------  -----------  -------------
Net increase............................      192,163  $   5,339,071       23,788  $   1,223,973
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL INFRASTRUCTURE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    1,282,535  $  19,272,428    2,175,475  $  30,275,819
Shares issued in connection with
  reinvestment of distributions.........      123,795      1,776,449           --             --
                                          -----------  -------------  -----------  -------------
                                            1,406,330     21,048,877    2,175,475     30,275,819
Shares repurchased......................   (1,518,962)   (23,157,570)  (2,503,715)   (33,964,432)
                                          -----------  -------------  -----------  -------------
Net decrease............................     (112,632) $  (2,108,693)    (328,240) $  (3,688,613)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    1,233,796  $  18,394,879      903,064  $  12,423,925
Shares issued in connection with
  reinvestment of distributions.........      164,966      2,337,575           --             --
                                          -----------  -------------  -----------  -------------
                                            1,398,762     20,732,454      903,064     12,423,925
Shares repurchased......................   (1,288,192)   (19,574,097)  (1,306,101)   (17,421,173)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      110,570  $   1,158,357     (403,037) $  (4,997,248)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      154,643  $   2,526,548       11,122  $     154,109
Shares issued in connection with
  reinvestment of distributions.........        1,147         16,592           --             --
                                          -----------  -------------  -----------  -------------
                                              155,790      2,543,140       11,122        154,109
Shares repurchased......................      (12,773)      (202,670)      (5,256)       (70,861)
                                          -----------  -------------  -----------  -------------
Net increase............................      143,017  $   2,340,470        5,866  $      83,248
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   14,008,426  $ 250,536,207    9,220,103  $ 142,385,816
Shares issued in connection with
  reinvestment of distributions.........       97,424      1,671,792        3,977         47,892
                                          -----------  -------------  -----------  -------------
                                           14,105,850    252,207,999    9,224,080    142,433,708
Shares repurchased......................  (13,512,928)  (239,425,288)  (7,529,884)  (116,812,100)
                                          -----------  -------------  -----------  -------------
Net increase............................      592,922  $  12,782,711    1,694,196  $  25,621,608
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    5,227,207  $  91,103,073    4,288,540  $  66,460,658
Shares issued in connection with
  reinvestment of distributions.........      120,229      2,044,194          709          8,495
                                          -----------  -------------  -----------  -------------
                                            5,347,436     93,147,267    4,289,249     66,469,153
Shares repurchased......................   (4,425,914)   (75,084,090)  (2,178,862)   (33,276,553)
                                          -----------  -------------  -----------  -------------
Net increase............................      921,522  $  18,063,177    2,110,387  $  33,192,600
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,573,656  $  31,848,691      663,037  $  10,703,010
Shares issued in connection with
  reinvestment of distributions.........        7,576        130,389           77            922
                                          -----------  -------------  -----------  -------------
                                            1,581,232     31,979,080      663,114     10,703,932
Shares repurchased......................   (1,180,622)   (22,478,170)    (356,384)    (5,379,503)
                                          -----------  -------------  -----------  -------------
Net increase............................      400,610  $   9,500,910      306,730  $   5,324,429
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL TELECOMMUNICATIONS FUND

                                                   YEAR ENDED                     YEAR ENDED
                                                OCTOBER 31, 1997               OCTOBER 31, 1996
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................    86,491,272  $ 1,449,735,933   161,134,594  $ 2,777,197,821
Shares issued in connection with
  reinvestment of distributions.........     4,872,560       77,134,577     3,376,395       52,886,360
                                          ------------  ---------------  ------------  ---------------
                                            91,363,832    1,526,870,510   164,510,989    2,830,084,181
Shares repurchased......................  (113,032,156)  (1,893,258,359) (174,818,005)  (3,017,740,549)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (21,668,324) $  (366,387,849)  (10,307,016) $  (187,656,368)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................     9,249,969  $   152,245,081    15,365,874  $   260,167,785
Shares issued in connection with
  reinvestment of distributions.........     4,413,826       68,371,781     2,882,770       44,452,585
                                          ------------  ---------------  ------------  ---------------
                                            13,663,795      220,616,862    18,248,644      304,620,370
Shares repurchased......................   (29,383,147)    (477,593,385)  (25,319,583)    (426,829,324)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (15,719,352) $  (256,976,523)   (7,070,939) $  (122,208,954)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................     2,029,510  $    36,070,768     1,229,487  $    21,592,338
Shares issued in connection with
  reinvestment of distributions.........        11,071          176,806         2,119           33,270
                                          ------------  ---------------  ------------  ---------------
                                             2,040,581       36,247,574     1,231,606       21,625,608
Shares repurchased......................    (1,835,151)     (32,553,269)   (1,216,785)     (21,450,446)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       205,430  $     3,694,305        14,821  $       175,162
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1997, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $ 123,570
Global Financial Services Portfolio......................................................................................     13,622
GT Global Health Care Fund...............................................................................................     81,354
Global Infrastructure Portfolio..........................................................................................        720
Global Natural Resources Portfolio.......................................................................................     71,129
GT Global Telecommunications Fund........................................................................................    163,244

                                      F51

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by Global Consumer Products Portfolio, GT Global Health Care Fund, and GT Global Telecommunications Fund at October 31, 1997 amounted to $1,943,798, $251,388,855, and $113,211,488, respectively, at value.

Transactions during the period with companies that are or were affiliates are as follows:

GLOBAL CONSUMER PRODUCTS PORTFOLIO

                                                                          SALES        NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
O & Y Properties Inc. Sp Wts......................  $     1,996,065  $            --  $            --  $         --

GT GLOBAL HEALTH CARE FUND

                                                       PURCHASES          SALES        NET REALIZED      DIVIDEND
                                                         COST           PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
ATL Ultrasound, Inc...............................  $    22,092,644  $     7,075,476  $     1,636,015  $         --
AVECOR Cardiovascular, Inc........................        1,034,472               --               --            --
Cardiac Pathways Corp.............................        8,400,212               --               --            --
Cardiovascular Dynamics Inc.......................        3,500,454               --               --            --
Catalytica, Inc...................................       10,691,833       16,327,767        8,539,392            --
Cell Therapeutics Inc.............................       12,018,948               --               --            --
Circon Corp.......................................               --        2,739,253          568,655            --
Depotech Corp.....................................       12,202,500        5,683,922          896,972            --
Endosonics Corp...................................       20,775,778        4,411,500         (979,619)           --
INAMED Corp.......................................        3,033,798           90,000         (108,753)           --
Interferon........................................        5,870,743        3,085,840          839,277
Kensey Nash Corp..................................        5,159,335        1,561,197        1,266,168            --
Life Medical Sciences, Inc........................        2,096,223          442,500         (352,500)           --
Micro Therapeutics, Inc...........................        1,800,000           66,248            6,248            --
Photoelectron Corp................................        2,822,805               --               --            --
Physio-Control International Corp.................       16,172,912        1,542,063           65,018            --
Protein Design Labs, Inc..........................       12,029,386       22,123,118           40,261            --
Regeneron Pharmaceuticals, Inc....................       15,114,745        2,161,577          277,371            --
Sunrise Medical, Inc..............................        3,237,927               --               --            --
TheraTech, Inc....................................        7,797,057               --               --            --
Visx, Inc.........................................       12,660,684        8,329,268         (295,181)           --

GT GLOBAL TELECOMMUNICATIONS FUND

                                                                          SALES         NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)        INCOME
                                                    ---------------  ---------------  ----------------  ------------
ANTEC Corp........................................  $            --  $     8,346,027  $    (10,335,549) $         --
Atlantic Tele-Network, Inc........................               --        1,368,992           (86,633)           --
DSP Communications, Inc...........................       22,490,263       10,010,074       (10,387,819)           --
Echostar Communications Corp. "A".................               --               --                --            --
Gandalf Technologies, Inc.........................               --        4,316,779       (27,050,916)           --
Grupo Mexicano de Video - 144A ADR................               --               --                --            --
Himachal Futuristic Communications Ltd. - 144A
  GDR.............................................               --        1,643,750        (7,656,250)           --
Intermedia Communications of Florida, Inc.........          508,750               --                --            --
International Engineering PLC - Foreign...........               --        3,181,312       (15,784,033)      305,427
Millicom International Cellular S.A...............               --               --                --            --
Orbital Sciences Corp.............................          430,000        6,351,505         1,003,380            --
PT Kabelindo Murni - Foreign......................               --        1,394,687        (5,501,277)           --
Spectrian Corp....................................               --       10,450,207        (9,831,404)           --
Tekelec...........................................          292,878       43,271,004        31,126,430            --
Tele 2000 S.A.....................................               --       10,524,931        (2,848,177)           --
Three-Five Systems, Inc...........................               --        1,862,340        (1,738,353)           --

                                      F52

                             GT GLOBAL THEME FUNDS

FEDERAL TAX INFORMATION (UNAUDITED): Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1997:

                                                   FOREIGN                    FOREIGN
                                          -------------------------   -----------------------
FUND                                      SOURCE INCOME   PER SHARE    TAXES PAID   PER SHARE
----------------------------------------  -------------   ---------   ------------  ---------
GT Global Consumer Products and Services
  Fund..................................          --            --             --         --
GT Global Financial Services Fund.......     $699,745      $0.1412    $    77,681    $0.0157
GT Global Health Care Fund..............          --            --             --         --
GT Global Infrastructure Fund...........          --            --             --         --
GT Global Natural Resources Fund........          --            --             --         --
GT Global Telecommunications Fund.......          --            --             --         --

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                          CAPITAL GAIN
FUND                                        DIVIDEND
----------------------------------------  ------------
GT Global Consumer Products and Services
  Fund..................................  $    330,657
GT Global Financial Services Fund.......       740,650
GT Global Health Care Fund..............            --
GT Global Infrastructure Fund...........     3,083,268
GT Global Natural Resources Fund........     2,673,826
GT Global Telecommunications Fund.......   166,632,944

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1997:

FUND
----------------------------------------
GT Global Consumer Products and Services
  Fund..................................      2.57%
GT Global Financial Services Fund.......     13.12%
GT Global Health Care Fund..............         --
GT Global Infrastructure Fund...........         --
GT Global Natural Resources Fund........      2.48%
GT Global Telecommunications Fund.......         --

                                      F53

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             AIM GLOBAL THEME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]



  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, AIM GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, AIM GLOBAL RESOURCES FUND, GLOBAL RESOURCES PORTFOLIO, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   THESA703   MC

                            AIM GLOBAL INCOME FUNDS



                        50 California Street, 27th Floor
                          San Francisco, CA 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund") and AIM Global High Income Fund ("High Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Class A and B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio (the "Portfolio"). AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, of the High Income Fund. The distributor of the shares of each Fund is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                   Page No.
                                                                                                   --------
Investment Objectives and Policies...............................................................      2
Options, Futures and Currency Strategies.........................................................      6
Risk Factors.....................................................................................     15
Investment Limitations...........................................................................     20
Execution of Portfolio Transactions..............................................................     24
Directors and Executive Officers.................................................................     26
Management.......................................................................................     29
Valuation of Fund Shares.........................................................................     33
Information Relating to Sales and Redemptions....................................................     34
Taxes............................................................................................     37
Additional Information...........................................................................     41
Investment Results...............................................................................     42
Description of Debt Ratings......................................................................     47
Financial Statements.............................................................................     49


                                     [LOGO]

                   Statement of Additional Information Page 1

                            AIM GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the High Income Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus.


INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.

In addition to the factors set forth in the Prospectus, the Sub-adviser will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF DEBT INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the

                   Statement of Additional Information Page 2

                            AIM GLOBAL INCOME FUNDS
Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Government Income Fund, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Government Income Fund, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Government Income Fund, the Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry

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                            AIM GLOBAL INCOME FUNDS

certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.


The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.

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SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund or the Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique

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could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

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Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is

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determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage

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                            AIM GLOBAL INCOME FUNDS
fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

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                            AIM GLOBAL INCOME FUNDS

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures

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                            AIM GLOBAL INCOME FUNDS

Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.


The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-adviser, the Strategic Income Fund and

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                            AIM GLOBAL INCOME FUNDS

the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group, a division of The
McGraw-Hill Companies, Inc. ("S&P"), or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-adviser. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


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                                  RISK FACTORS

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ILLIQUID SECURITIES
The Government Income Fund, Strategic Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

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With  respect  to liquidity  determinations  generally, the  Company's  Board of
Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Company's Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of a Fund or the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Fund or the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund or Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or the Portfolio.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less

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                            AIM GLOBAL INCOME FUNDS
available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.


Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


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                            AIM GLOBAL INCOME FUNDS

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also

                  Statement of Additional Information Page 18

                            AIM GLOBAL INCOME FUNDS
exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Statement of Additional Information Page 19

                            AIM GLOBAL INCOME FUNDS

                             INVESTMENT LIMITATIONS

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Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

        (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

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                            AIM GLOBAL INCOME FUNDS

        (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

        (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund

                  Statement of Additional Information Page 21

                            AIM GLOBAL INCOME FUNDS
    may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                       HIGH INCOME FUND AND THE PORTFOLIO

The High Income Fund and the Portfolio each may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the High Income Fund and the Portfolio are not fundamental policies and may be changed by vote of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:


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                            AIM GLOBAL INCOME FUNDS

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.

                  Statement of Additional Information Page 23

                            AIM GLOBAL INCOME FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-adviser seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Funds and the Portfolio, the Sub-adviser may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.


Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


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                            AIM GLOBAL INCOME FUNDS

Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM and the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid aggregate brokerage commissions of $0, $86,600 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Government Income Fund paid aggregate brokerage commissions of $4,987, $24,663 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Strategic Income Fund paid aggregate brokerage commissions of $6,177, $85,404 and $0, respectively.


PORTFOLIO TRADING AND TURNOVER
Each Fund and the Portfolio engages in portfolio trading when the Sub-adviser concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:

                                                                                                YEAR ENDED       YEAR ENDED
                                                                                               OCT. 31, 1997    OCT. 31, 1996
                                                                                              ---------------  ---------------
Government Income Fund......................................................................          241%             268%
Strategic Income Fund.......................................................................          149%             177%
High Income Portfolio.......................................................................          214%             290%

                  Statement of Additional Information Page 25

                            AIM GLOBAL INCOME FUNDS


                                 DIRECTORS AND
                               EXECUTIVE OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolio's Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolio's Trustees collectively.



NAMES, POSITION(S) WITH THE                    PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS                  EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global
Director, Chairman of the Board and President  since 1991; Senior Vice President and Director of Sales and Marketing, GT Global
50 California Street                           from May 1992 to April 1995; Vice President and Director of Marketing, GT Global
San Francisco, CA 94111                        from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international GT companies) Advisory Board since January 1996;
                                               Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November
                                               1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993.
                                               Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                               Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 26

                            AIM GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE                    PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS                  EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and Principal Accounting        Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                            Director, President and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust since October 1996; Senior Vice President, General
San Francisco, CA 94111                        Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY) Inc., GT
                                               Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and Assistant                   President and Assistant Treasurer, Fund Management Company.
Treasurer


------------------

+   Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 27

                            AIM GLOBAL INCOME FUNDS


The Board of Directors has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio, Floating Rate Portfolio and Growth Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser or an affiliate thereof. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers, or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-advised by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 28

                            AIM GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM  serves  as the  Government Income  Fund's and  the Strategic  Income Fund's
investment manager and administrator under an investment management and administration contract between the Company and AIM ("Company Management Contract"). The Sub-adviser serves as the Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). The Sub-adviser serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). AIM serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Government Income Fund and Strategic Income Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrators, AIM and the Sub-adviser administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contracts or the Administration Contracts, as applicable, or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio, and the Administration Contracts provide that with respect to the High Income Fund, either the Company, the Portfolio or each of AIM or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Sub-adviser in the following amounts:


YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 2,403,043
1996.......................................................................................................     3,672,503
1995.......................................................................................................     4,946,971


In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Sub-adviser in the following amounts:


YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 3,474,804
1996.......................................................................................................     3,807,689
1995.......................................................................................................     4,293,053


                  Statement of Additional Information Page 29

                            AIM GLOBAL INCOME FUNDS

In each of the last three fiscal years the High Income Portfolio paid investment management and administration fees to the Sub-adviser in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 2,971,167
1996.......................................................................................................     3,014,924
1995.......................................................................................................     2,411,786


In each of the last three fiscal years the High Income Fund paid administration fees to the Sub-adviser in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 1,136,471
1996.......................................................................................................     1,015,220
1995.......................................................................................................       860,884


DISTRIBUTION SERVICES

Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate distribution contracts between the Company and AIM Distributors.



As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of each Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of each Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the

                  Statement of Additional Information Page 30

                            AIM GLOBAL INCOME FUNDS
close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds and their respective classes.

AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


As described in the Prospectus, the Company has adopted a separate Distribution Plan for each class of each Fund in accordance with Rule 12b-1 under the 1940 Act (each a "Class A Plan" and "Class B Plan," respectively, and collectively, "Plans"). The rate of payments by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by each Fund to their former distributor, GT Global, Inc. ("GT Global") under the prior Class A Plan and the Class B Plan for the fiscal year ended October 31, 1997.


                                                                                                 CLASS A        CLASS B
                                                                                              -------------  -------------
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Government Income Fund......................................................................      $672,237    $ 1,392,802
Strategic Income Fund.......................................................................      $560,886    $ 3,185,408
High Income Fund............................................................................      $605,133    $ 2,653,190


In approving the Plans, the Directors determined that the adoption of the Class B Plan or continuation of the Class A Plan, as applicable, was in the best interests of the shareholders of the Funds. Agreements related to the Plans also must be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors will review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.



The following tables review the extent of such activity on the part of GT Global, the Funds' former distributor, during the last three fiscal years:


                                                                               SALES CHARGES   AMOUNTS     AMOUNTS
YEAR ENDED OCT. 31, 1997                                                         COLLECTED    RETAINED    REALLOWED
-----------------------------------------------------------------------------  -------------  ---------  -----------
Government Income Fund.......................................................      $ 67,477     $10,240     $ 57,237
Strategic Income Fund........................................................       111,949      29,451       82,498
High Income Fund.............................................................       199,201      65,982      133,219

                                                                               SALES CHARGES   AMOUNTS     AMOUNTS
YEAR ENDED OCT. 31, 1996                                                         COLLECTED    RETAINED    REALLOWED
-----------------------------------------------------------------------------  -------------  ---------  -----------
Government Income Fund.......................................................      $ 88,272     $15,917     $ 72,355
Strategic Income Fund........................................................        87,192      23,580       63,612
High Income Fund.............................................................       194,072      69,243      124,829

                                                                               SALES CHARGES   AMOUNTS     AMOUNTS
YEAR ENDED OCT. 31, 1995                                                         COLLECTED    RETAINED    REALLOWED
-----------------------------------------------------------------------------  -------------  ---------  -----------
Government Income Fund.......................................................      $305,067     $58,490     $246,577
Strategic Income Fund........................................................       399,242      68,458      330,784
High Income Fund.............................................................       537,880      67,403      470,477

                  Statement of Additional Information Page 31

                            AIM GLOBAL INCOME FUNDS


AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. The following table discloses the amount of CDSCs collected by GT Global, the funds' prior distributor, with regard to the GT Global Income Funds for the periods shown.


                             GOVERNMENT INCOME FUND

                                                                                         CDSCS
YEAR ENDED OCT. 31,                                                                    COLLECTED
-----------------------------------------------------------------------------------  -------------
1997...............................................................................    $1,123,616
1996...............................................................................    1,467,051
1995...............................................................................    1,596,085

                             STRATEGIC INCOME FUND

                                                                                         CDSCS
YEAR ENDED OCT. 31,                                                                    COLLECTED
-----------------------------------------------------------------------------------  -------------
1997...............................................................................    $1,750,253
1996...............................................................................    1,925,586
1995...............................................................................    1,337,974

                                HIGH INCOME FUND

                                                                                         CDSCS
YEAR ENDED OCT. 31,                                                                    COLLECTED
-----------------------------------------------------------------------------------  -------------
1997...............................................................................    $1,617,145
1996...............................................................................    1,739,271
1995...............................................................................    2,443,970

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund, for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as each Fund's pricing and accounting agent. As of October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-adviser of Government Income Fund, Strategic Income Fund and High Income Fund $85,149, $127,205 and $40,218; $123,309, $131,517 and $34,980; and $116,607, $101,697 and $22,563,
respectively.

EXPENSES OF THE FUNDS AND THE PORTFOLIO
Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 32

                            AIM GLOBAL INCOME FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the

                  Statement of Additional Information Page 33

                            AIM GLOBAL INCOME FUNDS

NYSE is not  open. Consequently, the  calculation of the  Funds' respective  net
asset   values  therefore  may   not  take  place   contemporaneously  with  the
determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in a Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the designated Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or a Fund upon thirty days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

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                            AIM GLOBAL INCOME FUNDS

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Code, as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).



IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' prior notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


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                            AIM GLOBAL INCOME FUNDS

SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders of a Fund owning Class A or Class B shares with a value of $10,000 or more, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates

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                            AIM GLOBAL INCOME FUNDS
(monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectuses). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon thirty days' written notice or by a shareholder upon written notice to a Fund or the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Funds to dispose of securities owned by them or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemption in kind." Payments of redemption in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


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                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the

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                            AIM GLOBAL INCOME FUNDS
value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL

The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.


Because, as noted above, the High Income Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to continue to satisfy all those requirements.


Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES. Interest and dividends received by an Investor Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions

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                            AIM GLOBAL INCOME FUNDS
if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the High Income Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) would be required to include in income each year its pro rata share (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the High Income Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund).


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case

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                            AIM GLOBAL INCOME FUNDS
of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the High Income
Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, either of them may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through the Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio.
Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

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                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston MA 02109. Coopers & Lybrand L.L.P. conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAMES


Prior to May 29, 1998, AIM Global High Income Fund operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; and AIM Global Government Income Fund operated under the name of GT Global Government Income Fund.


                  Statement of Additional Information Page 41

                            AIM GLOBAL INCOME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as average annualized total returns for the periods shown, were:

                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31, 1997...................     4.21%       3.70%       (0.20)%      (0.93)%      9.03%       8.77%
Oct. 31, 1992 through Oct. 31, 1997...............    10.14%      10.25%        5.34%        5.36%      15.93%      16.08%
Oct. 22, 1992 (commencement of operations) through
 Oct. 31, 1997....................................      n/a       10.11%         n/a         5.41%      15.85%      16.10%
March 29, 1988 (commencement of operations)
 through Oct. 31, 1997............................     9.01%        n/a         6.52%         n/a         n/a         n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as average annualized total returns for the periods shown, were:

                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31, 1997...................     9.40%       8.70%        4.78%        4.00%      14.46%      13.77%
Oct. 31, 1992 through Oct. 31, 1997...............    11.21%      10.52%        6.37%        5.64%      17.07%      16.30%
Oct. 22, 1992 (commencement of operations) through
 Oct. 31, 1997....................................      n/a       10.25%         n/a         5.55%      16.98%      16.21%
March 29, 1988 (commencement of operations)
 through Oct. 31, 1997............................     9.56%        n/a         7.07%         n/a         n/a         n/a

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized

                  Statement of Additional Information Page 42

                            AIM GLOBAL INCOME FUNDS
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as aggregate total returns for the periods shown, were:

                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement of operations) through
 Oct. 31, 1997....................................      n/a      63.28%         n/a        31.19%      119.88%     112.76%
March 29, 1988 (commencement of operations)
 through Oct. 31, 1997............................   140.06%       n/a        92.49%         n/a          n/a         n/a

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as aggregate total returns for the periods shown, were:

                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement of operations) through
 Oct. 31, 1997....................................      n/a      62.28%         n/a        30.32%      109.43%     111.76%
March 29, 1988 (commencement of operations)
 through Oct. 31, 1997............................   128.66%       n/a        83.35%         n/a          n/a         n/a

YIELD
Each Fund may also include its current yield ("Yield") in advertisements, sales literature and shareholder reports. Yield, which is calculated separately for Class A and Class B shares of each Fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:

                   a-b
YIELD =   2     [( --  + 1  )   to the power of 6-1]
                   cd

The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and the High Income Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as

                  Statement of Additional Information Page 43

                            AIM GLOBAL INCOME FUNDS
    applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to the consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

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                            AIM GLOBAL INCOME FUNDS

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all AIM Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



AIM Distributors believes the AIM Global Income Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The AIM Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.


Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total return to those of a benchmark.

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                            AIM GLOBAL INCOME FUNDS

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."



AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

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                            AIM GLOBAL INCOME FUNDS

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the AIM/GT Funds' investment objectives will be achieved.


ECONOMIC DEVELOPMENT IN EMERGING MARKETS
The Sub-adviser has identified six phases to track the progress of developing economies.

In addition, the Sub-adviser focuses on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.


    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.


EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

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                            AIM GLOBAL INCOME FUNDS

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.


    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc., rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  Statement of Additional Information Page 48

                            AIM GLOBAL INCOME FUNDS

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 49

                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund-Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund-Consolidated and GT Global Strategic Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (49.4%)
  Australia (3.0%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           10,660,000   $  8,416,716         3.0
  Canada (2.0%)
    Canadian Government, 7.25% due 6/1/07 ................   CAD            6,920,000      5,548,964         2.0
  Germany (4.7%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM           22,050,000     13,180,133         4.7
  Italy (9.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.50% due 1/1/05 ...................................   ITL       13,100,000,000      9,228,992         3.3
      9% due 11/1/23 .....................................   ITL       11,730,000,000      8,839,498         3.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      8,361,624         3.0
  New Zealand (4.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           18,570,000     12,360,425         4.4
  Spain (2.3%)
    Spain Government, 10.5% due 10/30/03 .................   ESP          770,000,000      6,581,165         2.3
  Sweden (2.9%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,163,505         2.9
  United Kingdom (4.4%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            5,000,000      9,775,453         3.5
      7.25% due 12/7/07 ..................................   GBP            1,420,000      2,503,816         0.9
  United States (15.3%)
    United States Treasury:
      8% due 11/15/21{./} {z} ............................   USD           17,000,000     20,683,023         7.3
      6.125% due 8/15/07 .................................   USD            9,750,000      9,958,711         3.5
      6.375% due 8/15/27 .................................   USD            6,250,000      6,431,641         2.3
      6.625% due 5/15/07 .................................   USD            5,800,000      6,106,992         2.2
  Uruguay (1.0%)
    Republic of Uruguay, 7.875% due 7/15/27 -
     144A{./}{.} .........................................   USD            3,000,000      2,898,000         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $136,776,126) ...........................................                               139,038,658
                                                                                        ------------
Corporate Bonds (23.5%)
  Denmark (5.4%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          104,000,000     15,287,266         5.4
  Germany (2.0%)
    Commerzbank O/S Financial, 8.5% due 5/13/02 ..........   NZD            5,340,000      3,467,559         1.2
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,304,569         0.8
  New Zealand (3.8%)
    Transpower Finance Ltd., 8% due 3/15/02 ..............   NZD           16,500,000     10,590,896         3.8
  South Africa (5.5%)
    Eskom, 11% due 6/1/08{./} ............................   ZAR           68,500,000     11,346,106         4.0

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Transnet Ltd., 7.5% due 4/1/08 .......................   ZAR           28,140,000   $  3,612,816         1.3
    Development Bank of South Africa, due 12/31/27 .......   ZAR          124,000,000        580,042         0.2
  Tunisia (1.5%)
    Banque Centrals de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,314,235         1.5
  United Kingdom (5.3%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     14,927,163         5.3
                                                                                        ------------
Total Corporate Bonds (cost $68,215,638) .................                                66,430,652
                                                                                        ------------
Mortgage Backed (12.0%)
  United States (12.0%)
    Federal National Mortgage Association:
      7.25% due 6/20/02 ..................................   NZD           15,050,000      9,421,474         3.3
      6.375% due 8/15/07 .................................   AUD            7,300,000      5,212,020         1.8
    Government National Mortgage Association:
      TBA Pool, 7% due 11/15/27{*} .......................   USD            8,725,000      8,774,078         3.1
      Pool #780515, 9.5% due 12/15/21 ....................   USD            5,026,270      5,475,493         1.9
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,595,424      2,769,195         1.0
    Salomon Brothers Mortgage Securities CMO, effective
     yield 6.0867% due 12/25/30 ..........................   USD            2,342,065      2,400,617         0.9
                                                                                        ------------
Total Mortgage Backed (cost $34,786,107) .................                                34,052,877
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $239,777,871) .......                               239,522,187        84.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option, strike 1.7825, expires
   11/13/97
   (cost $80,102) ........................................   USD            4,840,000          3,896          --
                                                                                        ------------       -----
    CURRENCY OPTIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (14.9%)
  Egypt (1.1%)
    Egypt Treasury Bill, 0% due 11/25/97 .................   EGP           11,000,000      3,215,643         1.1
  Italy (7.1%)
    Italian Buoni Poliennali del Tesoro (BTPS), 10.5% due
     4/15/98 .............................................   ITL       33,520,000,000     20,073,397         7.1
  Mexico (1.6%)
    Mexican Cetes due 11/13/97 ...........................   MXN            3,732,000      4,445,773         1.6
  United Kingdom (5.1%)
    United Kingdom Treasury, 7.25% due 3/30/98 ...........   GBP            8,550,000     14,354,277         5.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $41,749,459) ............................................                                42,089,090
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (3.1%)
  United States (3.1%)
    General Electric Capital Corp., effective yield 5.68%
     due 11/19/97 (cost $8,659,446){./} ..................   USD            8,725,000   $  8,659,446         3.1
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $50,408,905) ..........                                50,748,536        18.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,266,878)  * .................                               290,274,619       102.9
Other Assets and Liabilities .............................                                (8,165,141)       (2.9)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $282,109,478       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written options. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $290,620,342 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,885,779
                 Unrealized depreciation:            (6,231,502)
                                                  -------------
                 Net unrealized depreciation:     $    (345,723)
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN OPTIONS CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                            UNDERLYING     EXPIRATION  STRIKE      MARKET
PUT OPTIONS                                   AMOUNT         DATE     PRICE        VALUE
----------------------------------------  --------------   --------  --------  --------------
DEM.....................................     4,840,000     11/13/97   DEM1.82   $      (406)
                                                                                     ------
  Total outstanding written options
   (Premium received $44,673)...........                                               (406)
                                                                                     ------
                                                                                     ------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                 UNREALIZED
                                           MARKET VALUE    CONTRACT  DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE      DATE    (DEPRECIATION)
----------------------------------------  --------------   --------  --------  --------------
Australian Dollars......................      14,130,053    1.33485   11/6/97   $  (927,862)
Australian Dollars......................       2,108,963    1.37000   11/6/97       (80,812)
Australian Dollars......................       4,077,329    1.37155   11/6/97      (151,451)
Australian Dollars......................       8,168,717    1.36885   11/6/97      (320,158)
British Pounds..........................      17,545,780    0.62087    2/5/98       505,103
Canadian Dollars........................       1,412,149    1.37160   11/6/97       (38,712)
Danish Kroner...........................       5,263,096    6.67385   11/6/97        87,497
Deutsche Marks..........................       4,607,616    1.79770   11/6/97       187,616
Deutsche Marks..........................       7,647,020    1.72473   11/6/97         1,020
Deutsche Marks..........................       8,632,762    1.85468    2/5/98       650,345
Deutsche Marks..........................       9,831,529    1.86050    2/5/98       769,116
Deutsche Marks..........................       9,121,259    1.84900    2/5/98       661,259
Deutsche Marks..........................      10,320,977    1.82590    2/5/98       627,127
Deutsche Marks..........................      22,031,550    1.76970    2/5/98       681,550
Deutsche Marks..........................      15,399,073    1.74950    2/5/98       304,074
Deutsche Marks..........................       7,856,456    1.74980    2/5/98       156,456
Deutsche Marks..........................       7,924,376    1.74230    2/5/98       124,376
Italian Liras...........................       3,458,975   1,768.30000   2/5/98      138,837
Italian Liras...........................       8,545,464   1,747.52000   2/5/98      245,464
Italian Liras...........................       3,796,301   1,741.50000   2/5/98       96,301
Italian Liras...........................      15,238,110   1,732.32000   2/5/98      307,843
Italian Liras...........................       5,672,764   1,699.54000   2/5/98        7,399
Italian Liras...........................         996,994   1,697.70000   2/5/98          221
South African Rand......................         873,181    4.81550   11/6/97           997
Swedish Kronor..........................       8,468,638    7.57006   11/6/97        92,472
Swedish Kronor..........................       2,827,601    7.49385    2/5/98        11,645
                                          --------------                       --------------
  Total Contracts to Buy (Payable amount
   $201,819,010)........................     205,956,733                          4,137,723
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 73.01%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................      35,852,373    1.34162   11/6/97     2,161,497
Australian Dollars......................       8,548,124    1.43055   11/6/97       (48,124)
British Pounds..........................       8,269,037    0.62724   11/6/97      (409,138)
British Pounds..........................       9,476,686    0.63291   11/6/97      (549,686)
British Pounds..........................       8,830,253    0.60165    2/5/98        19,747
Canadian Dollars........................       1,412,149    1.39136   11/6/97        36,705
Canadian Dollars........................       5,516,238    1.39136    2/5/98        43,762
Danish Kroner...........................       7,511,923    6.95000   11/6/97      (418,398)
Deutsche Marks..........................       4,699,886    1.83370   11/6/97      (279,886)
Deutsche Marks..........................       7,559,969    1.78347   11/6/97      (249,969)
Deutsche Marks..........................       8,548,334    1.71846    2/5/98       (17,440)
Deutsche Marks..........................       7,689,586    1.71600    2/5/98        (4,687)
Deutsche Marks..........................      57,287,100    1.71600    2/5/98       (34,920)
Deutsche Marks..........................      18,029,667    1.71800    2/5/98       (31,966)
Italian Lira............................      39,768,497   1,696.15000   2/5/98       27,512
New Zealand Dollars.....................      36,510,209    1.57878   11/6/97       638,701
South African Rand......................       8,879,420    4.83145  11/12/97       (39,420)
South African Rand......................       7,946,694    4.95150  11/28/97      (171,272)
Swedish Kronor..........................       4,273,847    7.94000   11/6/97      (243,620)
Swedish Kronor..........................       9,215,482    8.00000   11/6/97      (590,482)
                                          --------------                       --------------
  Total Contracts to Sell (Receivable
   amount $295,664,390).................     295,825,474                           (161,084)
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 104.86%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                        $ 3,976,639
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                          GLOBAL HIGH INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (53.2%)
  Argentina (5.2%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD           11,919,000   $ 11,814,709         3.2
      Par Bond Series L, 5.50% due 3/31/23++ .............   USD            6,610,000      4,498,931         1.2
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,048,000      2,910,840         0.8
  Brazil (2.1%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ...........................................   USD           11,384,000      7,527,670         2.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ .....................................   USD           18,357,000     10,004,565         2.7
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ .............................................   USD           13,522,000      8,882,264         2.4
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            4,270,656      4,270,656         1.2
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.5
  Ecuador (2.1%)
    Republic of Ecuador Discount Bond, 6.6875% due 2/28/25
     - EURO+ .............................................   USD           11,069,000      7,775,973         2.1
  Mexico (11.7%)
    United Mexican States:
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD           24,328,000     22,032,045         6.0
      Global Bond, 11.5 due 5/15/26 ......................   USD            7,290,000      7,873,200         2.2
      Global Bond, 9.875% due 1/15/07 ....................   USD            6,430,000      6,502,338         1.8
      Global Bond, 11.375% due 9/15/16 ...................   USD            5,793,000      6,162,304         1.7
  Nigeria (3.4%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20+/+ .........................................   USD           18,750,000     12,281,250         3.4
  Panama (3.4%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ...........................................   USD           17,850,000     12,550,781         3.4
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A{.} ....................................   USD           10,086,000      5,749,020         1.6
  South Africa (5.0%)
    Republic of South Africa, 13% due 8/31/10{./} ........   ZAR           97,113,000     18,329,766         5.0
  United States (7.5%)
    United States Treasury:
      6.375% due 8/15/27 .................................   USD           15,337,000     15,782,732         4.3
      5.875% due 9/30/02{./} .............................   USD           11,747,000     11,811,242         3.2
  Uruguay (2.1%)
    Banco Central del Uruguay:
      Debt Conversion Bond Series B, 6.8125% due
       2/18/07+ ..........................................   USD            4,000,000      4,000,000         1.1
      Par Bond Series A, 6.75% due 2/19/21+/+ ............   USD            2,290,000      2,129,700         0.6
      Par Bond Series B, 6.75% due 2/19/21+/+ ............   USD            1,500,000      1,395,000         0.4

    The accompanying notes are an integral part of the financial statements.

                                       F6

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (2.3%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ..........................................   USD           10,025,000   $  8,389,672         2.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $202,758,127) ...........................................                               194,327,658
                                                                                        ------------
Corporate Bonds (25.9%)
  Argentina (1.7%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} ....   USD            2,655,000      2,469,150         0.7
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            2,409,000      2,276,505         0.6
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD            1,497,000      1,482,030         0.4
  Brazil (0.6%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            2,273,000      2,216,175         0.6
  Canada (0.8%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            2,978,000      2,970,555         0.8
  China (2.9%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            7,559,000      7,105,460         1.9
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,929,125         0.8
    Huaneng Power International PLC Convertible, 1.75% due
     5/21/04 .............................................   USD              790,000        743,390         0.2
  Dominican Republic (0.7%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            2,628,000      2,601,720         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,281,875         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,958,250         0.5
  India (1.1%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            4,395,000      3,836,835         1.1
  Indonesia (3.9%)
    Polysindo International Finance, 8.9063%, due
     4/22/99 .............................................   IDR       27,500,000,000      5,114,793         1.4
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            4,961,000      4,564,120         1.3
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            2,964,000      2,645,370         0.7
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            2,141,000      1,884,080         0.5
  Jamaica (1.1%)
    Mechala Group Jamaica Ltd.:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,760,620         0.8
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,249,360         0.3
  Mexico (6.4%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            8,768,000      8,044,640         2.2
      8.85% due 9/15/07 - 144A{.} ........................   USD            4,388,000      4,217,965         1.2
    Fideicomiso Petacalco Trust, 10.16% due 12/23/09 - Reg
     S{c} ................................................   USD            2,720,000      2,720,000         0.7
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            2,350,000      2,393,851         0.7
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            2,440,000      2,305,800         0.6
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,903,000      2,079,028         0.6
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD            1,560,000      1,497,600         0.4

    The accompanying notes are an integral part of the financial statements.

                                       F7

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  Russia (1.3%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000   $  3,070,635         0.8
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            2,184,000      1,921,920         0.5
  South Africa (4.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           94,900,000     15,718,912         4.3
                                                                                        ------------
Total Corporate Bonds (cost $103,242,812) ................                                95,059,764
                                                                                        ------------
Sovereign Debt (12.8%)
  Russia (12.8%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           46,757,000     41,583,888        11.4
      Participation ** -/- ...............................   DEM            9,819,000      5,224,084         1.4
                                                                                        ------------
Total Sovereign Debt (cost $25,217,395) ..................                                46,807,972
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $331,218,334) .......                               336,195,394        91.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $1,032,750) ...........................................   USD           57,375,000        418,608         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57% collateralized by $8,950,000 U.S. Treasury Bonds,
   8.875% due 8/15/17 (market value of collateral is
   $11,741,829, including accrued interest).
   (cost $11,510,781)  ...................................                                11,510,781         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $343,761,865)  * .................                               348,124,783        95.2
Other Assets and Liabilities .............................                                17,667,628         4.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $365,792,411       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          * For Federal income tax purposes, cost is $343,911,253 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,533,602
                 Unrealized depreciation:           (22,320,072)
                                                  -------------
                 Net unrealized appreciation:     $   4,213,530
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                 OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,966,367         1.84950   11/6/97     $(268,070)
Indonesian Rupiah.......................    10,445,682     3,610.00000   11/5/97      (57,871)
South African Rand......................    24,288,532         5.04500   1/30/98     (535,715)
South African Rand......................       608,060         5.06350   1/30/98      (15,584)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $38,431,401)..................    39,308,641                               (877,240)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.75%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $(877,240)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.6%)
  Argentina (2.0%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD            5,618,000   $  5,568,843         1.3
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,177,000      3,034,035         0.7
      Par Bond Series L, 5.5% due 3/31/23++ ..............   USD               95,000         64,659          --
  Australia (2.3%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,500,000      9,869,508         2.3
  Brazil (0.9%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24{./} ++ ......................................   USD            5,856,000      3,872,280         0.9
  Bulgaria (2.0%)
    Republic of Bulgaria:
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro{./} + ........................................   USD            6,486,000      4,260,491         1.0
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12{./} ++ ................................   USD            7,396,000      4,030,820         1.0
  Canada (2.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,500,000      9,075,362         2.2
  Colombia (0.6%)
    Republic of Colombia, 8.7% due 2/15/16 ...............   USD            2,538,000      2,480,895         0.6
  Costa Rica (0.9%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            1,918,176      1,918,176         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.4
  Ecuador (0.9%)
    Discount Bond, 6.6875% due 2/28/25 - Euro+ ...........   USD            5,485,000      3,853,213         0.9
  France (1.9%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      7,779,107         1.9
  Germany (11.0%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,219,716         5.0
      8.25% due 9/20/01 ..................................   DEM           24,000,000     15,532,850         3.7
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000      9,474,050         2.3
  Italy (4.3%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       18,000,000,000     11,092,869         2.6
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      6,968,020         1.7
  Mexico (5.8%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+
       +/+ ...............................................   USD           10,849,000      9,825,126         2.3
      Global Bond, 11.5% due 5/15/26 .....................   USD            7,755,000      8,375,400         2.0
      Global Bond, 9.875% due 1/15/07 ....................   USD            3,045,000      3,079,256         0.7
      Global Bond, 11.375% due 9/15/16 ...................   USD            2,744,000      2,918,930         0.7
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD              672,000        608,580         0.1
  Netherlands (1.5%)
    Netherlands Government Bond, 5.75% due 2/15/07 .......   NLG           12,000,000      6,260,896         1.5

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  New Zealand (1.9%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000   $  7,987,351         1.9
  Nigeria (1.7%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20{./} +/+ ....................................   USD           11,000,000      7,205,000         1.7
  Panama (3.6%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% due 7/17/14++ .......   USD           16,705,000     11,745,703         2.8
      7.875% due 2/13/02 - 144A{.} .......................   USD            3,360,000      3,200,400         0.8
  Peru (0.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A++ {.} .................................   USD            4,776,000      2,722,320         0.6
  South Africa (2.2%)
    Republic of South Africa, 13% due 8/31/10 ............   ZAR           48,561,000      9,165,732         2.2
  Spain (2.0%)
    Spain Government, 10.5% due 10/30/03 .................   ESP        1,000,000,000      8,546,967         2.0
  Sweden (1.3%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           37,000,000      5,511,856         1.3
  United Kingdom (6.6%)
    United Kingdom Treasury, 7% due 6/7/02 ...............   GBP           11,900,000     20,234,192         4.8
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            3,800,000      7,429,344         1.8
  United States (8.1%)
    United States Treasury:
      5.875% due 9/30/02{./} .............................   USD           12,865,000     12,935,356         3.1
      6.875% due 8/15/25{./} {z} .........................   USD            8,000,000      8,686,250         2.1
      6.375% due 8/15/27 .................................   USD            8,293,000      8,534,015         2.0
      6.50% due 10/15/06{z} ..............................   USD            3,500,000      3,639,111         0.9
  Uruguay (0.3%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due2/19/21{./} +/ + .................................   USD            1,370,000      1,274,100         0.3
  Venezuela (1.0%)
    Republic of Venezuela:
      Par Bond Series A, 6.75% due 3/31/20{./} +/+ .......   USD            4,880,000      4,083,950         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $281,695,109) ...........................................                               275,717,729
                                                                                        ------------
Corporate Bonds (10.5%)
  Argentina (0.5%)
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            1,377,000      1,301,265         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD              816,000        807,840         0.2
  Brazil (0.3%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,278,000      1,246,050         0.3
  China (1.1%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            3,145,000      2,956,300         0.7

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000   $  1,569,500         0.4
  Denmark (1.0%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           30,000,000      4,226,028         1.0
  Dominican Republic (0.3%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            1,294,000      1,281,060         0.3
  Ecuador (0.4%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            1,601,000      1,596,998         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,134,375         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000      1,025,750         0.2
  India (0.4%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            2,151,000      1,877,823         0.4
  Indonesia (1.1%)
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            2,717,000      2,499,640         0.6
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            1,471,000      1,312,868         0.3
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            1,134,000        997,920         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        697,430         0.2
  Mexico (2.5%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            4,224,000      3,875,520         0.9
      8.85% due 9/15/07 - 144A{.} ........................   USD            2,108,000      2,026,315         0.5
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            1,300,000      1,324,258         0.3
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,134,000      1,238,895         0.3
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            1,140,000      1,077,300         0.3
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD              760,000        729,600         0.2
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      2,052,470         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        915,200         0.2
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 ................................   ZAR            6,175,000      1,022,806         0.2
  United States (1.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06{z} ..........   USD            2,835,000      2,774,864         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,719,405         0.6
                                                                                        ------------
Total Corporate Bonds (cost $45,203,836) .................                                44,287,480
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Mortgage Backed (9.9%)
  United States (9.9%)
    Government National Mortgage Association TBA Pass Thru
     Pool, 6.5% due11/15/27{*} ...........................   USD           28,000,000   $ 27,693,764         6.6
    Federal National Mortgage Association Pool:
      #313439, 7% due 3/1/04 .............................   USD            9,718,752      9,837,204         2.3
      7.25% due 6/20/02{./} ..............................   NZD            7,000,000      4,382,081         1.0
                                                                                        ------------
Total Mortgage Backed (cost $42,198,154) .................                                41,913,049
                                                                                        ------------
Sovereign Debt (7.3%)
  Russia (7.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     28,090,723         6.7
      Participation ** -/- ...............................   DEM            4,566,000      2,429,287         0.6
                                                                                        ------------
Total Sovereign Debt (cost $16,899,775) ..................                                30,520,010
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $385,996,874) .......                               392,438,268        93.3
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $567,036) .............................................   USD           31,502,000        229,839         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (6.6%)
  United States (6.6%)
    Ford Motor Credit Corp., effective yield 5.50%, due
     11/19/97{./} ........................................   USD           19,000,000     18,947,940         4.5
    General Electric Capital Corp., effective yield 5.50%,
     due 11/19/97{./ } ...................................   USD            9,000,000      8,975,340         2.1
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,923,280) ...                                27,923,280
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $27,923,280) ..........                              $ 27,923,280         6.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $7,860,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $10,311,818, including accrued interest).
   (cost $10,107,564)  ...................................                              $ 10,107,564         2.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $424,594,754)  * .................                               430,698,951       102.4
Other Assets and Liabilities .............................                               (10,075,156)       (2.4)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $420,623,795       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $425,319,173 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,044,316
                 Unrealized depreciation:           (15,664,538)
                                                  -------------
                 Net unrealized appreciation:     $   5,379,778
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Australian Dollars......................     3,022,847      1.37155   11/6/97    $(112,283)
British Pounds..........................    16,534,161      0.62123    2/5/98      485,452
British Pounds..........................    11,608,739      0.60397    2/5/98       18,839
Danish Kroner...........................     7,886,019      6.86340    2/5/98      382,449
Deutsche Marks..........................    25,918,384      1.77087    2/5/98      818,384
Deutsche Marks..........................    24,380,246      1.81000    2/5/98    1,280,246
Deutsche Marks..........................    11,573,533      1.74950    2/5/98      228,533
Deutsche Marks..........................     5,831,060      1.70250    2/5/98      (42,655)
Deutsche Marks..........................     4,932,669      1.82070    2/5/98      286,489
Deutsche Marks..........................     3,702,605      1.77285    2/5/98      120,916
Italian Liras...........................     6,451,334  1,697.68000    2/5/98        1,355
Italian Liras...........................     3,240,396  1,766.50000    2/5/98      126,895
Netherland Guilders.....................     6,358,320      1.97453    2/5/98      144,185
Spanish Pasetas.........................     8,955,096    148.86800    2/5/98      222,526
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $136,434,078)........................   140,395,409                           3,961,331
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 33.38%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................     7,838,313      1.44611   11/6/97     (127,976)
Australian Dollars......................     4,674,868      1.36032   11/6/97      213,680
British Pounds..........................    11,858,437      0.61312   11/6/97     (327,267)
British Pounds..........................     4,864,140      0.63386   11/6/97     (289,013)
British Pounds..........................    11,724,826      0.62274    2/5/98     (371,820)
Canadian Dollars........................     1,774,056      1.38250   11/6/97       34,262
Danish Kroner...........................     7,847,141      6.95000   11/6/97     (437,069)
Deutsche Marks..........................    44,512,909      1.71600    2/5/98      (27,133)
Deutsche Marks..........................    16,981,429      1.72000    2/5/98      (49,819)
Deutsche Marks..........................    15,337,714      1.71800    2/5/98      (27,194)
Deutsche Marks..........................     3,280,903      1.71600    2/5/98       (2,000)
Italian Lira............................     9,691,730  1,696.15000    2/5/98        6,705
Netherland Guilders.....................     6,321,484      2.05140   11/6/97     (340,203)
New Zealand Dollars.....................    12,132,719      1.57878   11/6/97      212,247
South African Rand......................     7,285,042      5.04500   1/30/98     (160,681)
Spanish Pesetas.........................     8,939,623    154.70000   11/6/97     (536,262)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $172,835,791).................   175,065,334                          (2,229,543)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 41.62%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $1,731,788
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MATURITY     NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
U.S. 10-Year Bond Future (face
 $8,849,548)............................    12/19/97      80         USD      $8,902,400

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                               GT GLOBAL
                                                                                  ------------------------------------
                                                                                                  HIGH
                                                                                                 INCOME
                                                                                  GOVERNMENT      FUND-     STRATEGIC
                                                                                    INCOME     CONSOLIDATED   INCOME
                                                                                     FUND       (NOTE 1)       FUND
                                                                                  -----------  -----------  ----------
Assets:
  Investments in securities, at value (cost $290,266,878; $343,761,865; and
   $424,594,754, respectively) (Note 1).........................................  $290,274,619 3$48,124,783 $430,698,951
  U.S. currency.................................................................           63     598,195      906,033
  Foreign Currencies (Cost $562,392; $2,793,297; and $740,247, respectively)....      572,795   2,785,516      734,313
  Interest receivable...........................................................    5,620,712   6,748,730    7,672,126
  Receivable for Fund shares sold...............................................    1,790,045     757,060      523,422
  Receivable for open forward foreign currency contracts (Note 1)...............    3,976,639          --    1,731,788
  Receivable for securities sold................................................   12,795,967  21,411,490   16,967,090
  Miscellaneous receivable......................................................           --      17,246      105,000
                                                                                  -----------  -----------  ----------
    Total assets................................................................  315,030,840  380,443,020  459,338,723
                                                                                  -----------  -----------  ----------
Liabilities:
  Payable for custodian fees (Note 1)...........................................       13,985      19,132       31,825
  Payable for Directors' and Trustees' fees and expenses (Note 2)...............        7,943      10,881        5,472
  Payable for forward foreign currency contracts -- closed (Note 1).............    6,013,174          --    3,799,153
  Payable for fund accounting fees (Note 2).....................................        6,285       9,778        9,847
  Payable for Fund shares repurchased (Note 2)..................................   13,090,101   3,038,650    1,446,639
  Payable for investment management and administration fees (Note 2)............      177,596     341,976      278,408
  Payable for loan outstanding (Note 1).........................................    4,451,000          --           --
  Payable for open forward foreign currency contracts (Note 1)..................           --     877,240           --
  Payable for printing and postage expenses.....................................      109,344      79,859       85,448
  Payable for professional fees.................................................       37,427      52,845       28,107
  Payable for registration and filing fees......................................       16,015       5,502       14,782
  Payable for securities purchased..............................................    8,707,277   9,848,640   32,628,138
  Payable for service and distribution expenses (Note 2)........................      160,788     285,897      310,485
  Payable for transfer agent fees (Note 2)......................................      121,280      60,286       63,713
  Payable for variation margin..................................................           --          --        5,000
  Payable for written options, at value.........................................          406          --           --
  Other accrued expenses........................................................        8,741      19,823        7,911
                                                                                  -----------  -----------  ----------
    Total liabilities...........................................................   32,921,362  14,650,509   38,714,928
    Minority interest (Notes 1 & 2).............................................           --         100           --
                                                                                  -----------  -----------  ----------
Net assets......................................................................  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class A:
Net asset value and offering price per share ($154,272,250 DIVIDED BY
 17,888,878; $133,972,818 DIVIDED BY 8,609,881; and $138,714,970 DIVIDED BY
 11,557,042 shares outstanding, respectively)...................................  $      8.62   $   15.56   $    12.00
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Maximum offering price per share (100/95.25 of $8.62; 100/95.25 of $15.56; and
 100/95.25 of $12.00, respectively) *...........................................  $      9.05   $   16.34   $    12.60
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class B:+
Net asset value and offering price per share ($127,721,696 DIVIDED BY
 14,819,308; $228,100,869 DIVIDED BY 14,675,701; and $281,375,602 DIVIDED BY
 23,423,332 shares outstanding, respectively)...................................  $      8.62   $   15.54   $    12.01
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($115,532 DIVIDED BY 13,411; $3,718,724 DIVIDED BY 239,667; and $533,223
 DIVIDED BY 44,355 shares outstanding, respectively)............................  $      8.61   $   15.52   $    12.02
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Net assets consist of:
  Paid in capital (Note 4)......................................................  $424,806,101 2$94,116,233 $485,352,425
  Undistributed net investment income/(distribution in excess of income)........           --     303,600   (3,351,006)
  Accumulated net realized gain (loss) on investments...........................  (146,657,834) 67,929,136  (69,137,537)
  Net unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies............................................    3,909,203    (919,476)   1,745,551
  Net unrealized appreciation of investments....................................       52,008   4,362,918    6,014,362
                                                                                  -----------  -----------  ----------
Total -- representing net assets applicable to capital shares outstanding.......  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                                    -------------------------------------
                                                                                    HIGH
                                                                                   INCOME
                                                                    GOVERNMENT      FUND-      STRATEGIC
                                                                      INCOME     CONSOLIDATED   INCOME
                                                                       FUND       (NOTE 1)       FUND
                                                                    -----------  -----------  -----------
Investment income:
  Interest income.................................................  $24,435,113  $40,562,334  $36,075,707
  Other income....................................................       51,190           --       26,003
                                                                    -----------  -----------  -----------
    Total investment income.......................................   24,486,303   40,562,334   36,101,710
                                                                    -----------  -----------  -----------
Expenses:
  Investment management and administration fees (Note 2)..........    2,403,043    4,107,638    3,474,804
  Amortization of organization costs (Note 1).....................           --       34,678           --
  Custodian Fees (Note 1).........................................      203,911      182,500      256,523
  Directors' and Trustees' fees and expenses (Note 2).............       14,600       19,345       13,962
  Fund accounting fees (Note 2)...................................       85,149      116,607      123,309
  Printing and postage expenses...................................      131,035       88,337      144,457
  Professional fees...............................................       79,570      119,674       81,841
  Registration and filing fees (Note 1)...........................       52,925       68,590       44,726
  Service and distribution expenses: (Note 2)
    Class A.......................................................      672,237      605,133      560,886
    Class B.......................................................    1,392,802    2,653,190    3,185,408
  Transfer agent fees (Note 2)....................................      734,235      676,490      831,440
  Other expenses (Note 1).........................................      132,382      187,152      264,542
                                                                    -----------  -----------  -----------
    Total expenses before reductions..............................    5,901,889    8,859,334    8,981,898
                                                                    -----------  -----------  -----------
    Expense reductions (Note 1)...................................     (543,589)    (234,784)    (460,682)
                                                                    -----------  -----------  -----------
  Total net expenses..............................................    5,358,300    8,624,550    8,521,216
                                                                    -----------  -----------  -----------
Net investment income.............................................   19,128,003   31,937,784   27,580,494
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized gain (loss) on investments.........................   (6,424,453)  65,778,885   35,321,536
  Net realized gain on foreign currency transactions..............    6,670,567    3,923,861    4,176,477
                                                                    -----------  -----------  -----------
    Net realized gain during the year.............................      246,114   69,702,746   39,498,013
                                                                    -----------  -----------  -----------
  Net change in unrealized appreciation(depreciation) on
   translation of assets and liabilities in foreign currencies....    5,553,094   (1,099,793)   2,627,595
  Net change in unrealized appreciation of investments............  (11,452,067) (36,470,606) (26,190,807)
                                                                    -----------  -----------  -----------
    Net unrealized depreciation during the year...................   (5,898,973) (37,570,399) (23,563,212)
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................   (5,652,859)  32,132,347   15,934,801
                                                                    -----------  -----------  -----------
Net increase in net assets resulting from operations..............  $13,475,144  $64,070,131  $43,515,295
                                                                    -----------  -----------  -----------
                                                                    -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           GT GLOBAL
                                          ----------------------------------------------------------------------------
                                                                          HIGH INCOME
                                           GOVERNMENT INCOME FUND      FUND-CONSOLIDATED       STRATEGIC INCOME FUND
                                          ------------------------  ------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1997         1996         1997         1996         1997         1996
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $19,128,003  $31,802,934  $31,937,784  $37,117,017  $27,580,494  $40,286,756
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      246,114   (1,896,895)  69,702,746   62,517,472   39,498,013   36,675,981
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................    5,553,094    2,319,205   (1,099,793)     174,082    2,627,595    1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........  (11,452,067)  (1,121,083) (36,470,606)  31,730,913  (26,190,807)  27,794,834
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   13,475,144   31,104,161   64,070,131  131,539,484   43,515,295  106,671,305
                                          -----------  -----------  -----------  -----------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............   (6,827,721) (15,504,590) (12,555,399) (13,418,057) (10,228,265) (12,520,881)
  From net realized gain on
   investments..........................           --   (8,183,323)  (2,751,509)  (1,230,117)          --           --
  In excess of net investment income....   (4,449,488)          --           --           --     (775,601)  (1,097,884)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............   (4,503,257)  (9,165,193) (17,789,317) (18,753,394) (18,434,103) (22,200,673)
  From net realized gain on
   investments..........................           --   (5,303,358)  (3,911,565)  (1,719,241)          --           --
  In excess of net investment income....   (2,934,682)          --           --           --   (1,397,843)  (1,946,649)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............       (4,070)      (7,915)  (1,289,469)    (505,715)     (43,148)     (46,547)
  From net realized gain on
   investments..........................           --       (2,893)    (264,339)     (46,362)          --           --
  In excess of net investment income....       (2,653)          --           --           --       (3,272)      (4,081)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.................  (18,721,871) (38,167,272) (38,561,598) (35,672,886) (30,882,232) (37,816,715)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  667,541,828  386,482,407  561,523,639  583,133,415  335,031,026  335,665,174
  Decrease from capital shares
   repurchased..........................  (787,794,141) (592,826,606) (665,858,246) (592,743,855) (445,823,540) (432,196,117)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net decrease from capital share
     transactions.......................  (120,252,313) (206,344,199) (104,334,607)  (9,610,440) (110,792,514) (96,530,943)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in net
 assets.................................  (125,499,040) (213,407,310) (78,826,074)  86,256,158 (98,159,451) (27,676,353)
Net assets:
  Beginning of year.....................  407,608,518  621,015,828  444,618,485  358,362,327  518,783,246  546,459,599
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year  *........................  $282,109,478 $407,608,518 $365,792,411 $444,618,485 $420,623,795 $518,783,246
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------
 * Includes undistributed (distributions
   in excess of) net investment income..  $        --  $   364,918  $   303,600  $        --  $(3,351,006) $        --
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F18

                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................      (0.13)       0.03        0.15       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.39        0.60        0.77       (0.87)       2.08
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.55)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.81   $    8.63   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 154,272   $ 240,945   $ 385,404   $ 502,094   $ 708,301
Ratio of net investment income to
 average net assets.....................       6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............       1.51%       1.39%       1.38%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.80   $    8.64   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.46        0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................      (0.12)       0.04        0.14       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.34        0.55        0.69       (0.93)       2.01
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.28)      (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.18)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.54)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.46)      (0.61)      (0.53)      (1.50)      (0.77)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.80   $    8.64   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.00%       6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,722   $ 166,577   $ 235,481   $ 262,405   $ 182,972
Ratio of net investment income to
 average net assets.....................       5.39%       5.87%       6.33%       6.22%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.99%       1.99%       2.00%       1.98%        2.0%
  Without expense reductions............       2.16%       2.04%       2.03%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            1997 (D)      1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $    8.73     $    8.80      $    8.98
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.55          0.60           0.26
  Net realized and unrealized gain
   (loss) on investments................       (0.13)         0.03          (0.19)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        0.42          0.63           0.07
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.33)        (0.60)         (0.25)
  From net realized gain on
   investments..........................          --         (0.10)            --
  In excess of net investment income....       (0.21)           --             --
  In excess of net realized gain on
   investments..........................          --            --             --
  Return of capital.....................          --            --             --
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.54)        (0.70)         (0.25)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $    8.61     $    8.73      $    8.80
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        5.15 %        7.49 %         0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     116     $      86      $     131
Ratio of net investment income to
 average net assets.....................        6.39 %        6.87 %         7.33%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        0.99 %        0.99 %         1.00%(a)
  Without expense reductions............        1.16 %        1.04 %         1.03%(a)
Portfolio turnover rate++...............         241 %         268 %          385%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F21

                           GT GLOBAL HIGH INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.85   $   11.70   $   12.56   $   14.92   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.12        4.36        0.26       (0.93)       4.70
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................      (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.56   $   14.85   $   11.70   $   12.56   $   14.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,973   $ 178,318   $ 142,002   $ 167,974   $ 143,171
Ratio of net investment income to
 average net assets.....................       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F22

                           GT GLOBAL HIGH INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.83   $   11.69   $   12.56   $   14.90   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.85)       3.90
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.02        4.26        0.18       (0.99)       4.60
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................      (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.54   $   14.83   $   11.69   $   12.56   $   14.90
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 228,101   $ 251,002   $ 214,897   $ 232,423   $ 127,035
Ratio of net investment income to
 average net assets.....................       6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............       2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F23

                           GT GLOBAL HIGH INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                      ADVISOR CLASS+
                                          --------------------------------------
                                                                    JUNE 1, 1995
                                          YEAR ENDED   YEAR ENDED        TO
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           1997 (D)     1996 (D)        1995
                                          -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.83    $   11.71    $   11.44
                                          -----------  -----------  ------------
Income from investment operations:
  Net investment income.................        1.22         1.34         0.57
  Net realized and unrealized gain
   (loss) on investments................        0.93         3.05         0.17
                                          -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............        2.15         4.39         0.74
                                          -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............       (1.23)       (1.16)       (0.44)
  From net realized gain on
   investments..........................       (0.23)       (0.11)          --
  In excess of net realized gain on
   investments..........................          --           --           --
  Return of capital.....................          --           --        (0.03)
  From sources other than net investment
   income...............................          --           --           --
                                          -----------  -----------  ------------
    Total distributions.................       (1.46)       (1.27)       (0.47)
                                          -----------  -----------  ------------
Net asset value, end of period..........   $   15.52    $   14.83    $   11.71
                                          -----------  -----------  ------------
                                          -----------  -----------  ------------

Total investment return (c).............       14.72%       39.38%        6.54 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   3,719    $  15,298    $   1,463
Ratio of net investment income to
 average net assets.....................        7.74%        9.87%       12.20 %(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.18%        1.34%        1.40 %(a)
  Without expense reductions............        1.23%        1.34%        1.40 %
Ratio of interest expense to average net
 assets.................................         N/A         0.04%         N/A
Portfolio turnover rate++...............         214%         290%         213 %(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F24

                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.76   $   10.32   $   10.88   $   13.61   $   11.25
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.74        0.89        0.97        0.79        0.96
  Net realized and unrealized gain
   (loss) on investments................       0.34        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.08        2.33        0.28       (1.35)       3.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.78)      (0.82)      (0.80)      (0.79)      (0.96)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.06)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.84)      (0.89)      (0.84)      (1.38)      (1.45)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.00   $   11.76   $   10.32   $   10.88   $   13.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       9.40%      23.00%       3.06%     (10.44)%      37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 138,715   $ 185,126   $ 188,165   $ 275,241   $ 287,870
Ratio of net investment income to
 average net assets.....................       6.18%       8.09%       9.64%       6.74%        7.2%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.35%       1.38%       1.42%       1.40%        1.7%
  Without expense reductions............       1.44%       1.40%       1.45%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F25

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.77   $   10.33   $   10.88   $   13.60   $   11.24
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.67        0.82        0.91        0.73        0.89
  Net realized and unrealized gain
   (loss) on investments................       0.33        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.00        2.26        0.22       (1.41)       3.74
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.71)      (0.75)      (0.73)      (0.72)      (0.89)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.05)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.76)      (0.82)      (0.77)      (1.31)      (1.38)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.01   $   11.77   $   10.33   $   10.88   $   13.60
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.70%      22.15%       2.48%     (11.02)%      36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 281,376   $ 333,178   $ 357,852   $ 458,550   $ 310,431
Ratio of net investment income to
 average net assets.....................       5.53%       7.44%       8.99%       6.09%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.00%       2.03%       2.07%       2.05%        2.4%
  Without expense reductions............       2.09%       2.05%       2.10%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F26

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                              1997        1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.77     $   10.33      $   10.32
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.79          0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.34          1.44          (0.04)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        1.13          2.37           0.37
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.82)        (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --             --
  In excess of net investment income....       (0.06)        (0.07)            --
  Return of capital.....................          --            --          (0.02)
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.88)        (0.93)         (0.36)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   12.02     $   11.77      $   10.33
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        9.86 %       23.39 %         3.72%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     533     $     479      $     443
Ratio of net investment income to
 average net assets.....................        6.53 %        8.44 %         9.99%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.00 %        1.03 %         1.07%(a)
  Without expense reductions............        1.09 %        1.05 %         1.10%(a)
Ratio of interest expenses to average
 net assets.............................         N/A           N/A            N/A
Portfolio turnover rate++...............         149 %         177 %          238%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, GT Global Strategic Income Fund ("Funds") are non-diversified separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1997, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality, and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      F28

                             GT GLOBAL INCOME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

                                      F29

                             GT GLOBAL INCOME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $ 29,895,986      $  31,386,675      $543,589
Global High Income Portfolio............   $ 25,907,465      $  32,857,776      $234,784
GT Global Strategic Income Fund.........   $ 37,623,556      $  43,190,488      $460,682

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses were amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

                                      F30

                             GT GLOBAL INCOME FUNDS

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with BankBoston. GT Global Income Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Government Income Fund had $4,451,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $7,107,892, $11,820,513 and $10,277,220 respectively, with a weighted average interest rate of 6.33%, 6.47% and 6.38%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the year ended October 31, 1997 was $103,696, $165,711 and $230,880, respectively, included in "Other Expenses" on the Statement of Operations.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $10,240 for the GT Global Government Income Fund, $65,982 for the Global High Income Fund, and $29,451 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,273 for the GT Global Government Income Fund, $18,156 for the Global High Income Fund, and $0 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $1,118,343 for the GT Global Government Income Fund, $1,598,989 for the Global High Income Fund, and $1,750,253 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F31

                             GT GLOBAL INCOME FUNDS

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each GT Global Government Income Fund's and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                        PURCHASE AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $133,075,601     $576,675,060
Global High Income Portfolio....................................................   $ 27,699,458     $829,268,070
GT Global Strategic Income Fund.................................................   $ 67,247,574     $607,924,472

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $118,888,065     $702,800,147
Global High Income Portfolio....................................................   $ 11,689,150     $933,111,597
GT Global Strategic Income Fund.................................................   $ 47,239,453     $728,047,126

                                      F32

                             GT GLOBAL INCOME FUNDS

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS
GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       48,767,558  $      419,503,866       19,126,586  $      164,293,090
Shares issued in connection with
  reinvestment of distributions.........          741,916           6,372,599        1,643,833          14,228,931
                                          ---------------  ------------------  ---------------  ------------------
                                               49,509,474         425,876,465       20,770,419         178,522,021
Shares repurchased......................      (59,180,268)       (509,133,563)     (36,969,597)       (318,856,283)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (9,670,794) $      (83,257,098)     (16,199,178) $     (140,334,262)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       27,713,479  $      237,734,254       23,047,364  $      198,774,141
Shares issued in connection with
  reinvestment of distributions.........          452,575           3,886,536          956,866           8,282,950
                                          ---------------  ------------------  ---------------  ------------------
                                               28,166,054         241,620,790       24,004,230         207,057,091
Shares repurchased......................      (32,406,087)       (278,645,805)     (31,688,935)       (273,022,079)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,240,033) $      (37,025,015)      (7,684,705) $      (65,964,988)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            4,551  $           38,769          105,543             892,487
Shares issued in connection with
  reinvestment of distributions.........              680               5,804            1,345              10,808
                                          ---------------  ------------------  ---------------  ------------------
                                                    5,231              44,573          106,888             903,295
Shares repurchased......................           (1,717)            (14,773)        (111,905)           (948,244)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,514  $           29,800           (5,017) $          (44,949)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F33

                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       17,142,418  $      272,139,950       25,694,335  $      346,426,450
Shares issued in connection with
  reinvestment of distributions.........          574,707           9,164,383          607,445           8,023,249
                                          ---------------  ------------------  ---------------  ------------------
                                               17,717,125         281,304,333       26,301,780         354,449,699
Shares repurchased......................      (21,118,898)       (335,756,037)     (26,422,858)       (355,715,247)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,401,773) $      (54,451,704)        (121,078) $       (1,265,548)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       13,848,218  $      221,702,040       14,568,804  $      194,636,619
Shares issued in connection with
  reinvestment of distributions.........          721,148          11,494,889          765,798          10,086,445
                                          ---------------  ------------------  ---------------  ------------------
                                               14,569,366         233,196,929       15,334,602         204,723,064
Shares repurchased......................      (16,813,796)       (270,094,630)     (16,793,522)       (225,719,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,244,430) $      (36,897,701)      (1,458,920) $      (20,996,351)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        2,868,282  $       45,874,009        1,706,101  $       23,413,749
Shares issued in connection with
  reinvestment of distributions.........           72,440           1,148,368           40,101             546,903
                                          ---------------  ------------------  ---------------  ------------------
                                                2,940,722          47,022,377        1,746,202          23,960,652
Shares repurchased......................       (3,732,584)        (60,007,579)        (839,670)        (11,309,193)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (791,862) $      (12,985,202)         906,532  $       12,651,459
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,750,221  $      167,009,888       15,025,486  $      168,473,834
Shares issued in connection with
  reinvestment of distributions.........          615,860           7,488,021          829,046           9,085,802
                                          ---------------  ------------------  ---------------  ------------------
                                               14,366,081         174,497,909       15,854,532         177,559,636
Shares repurchased......................      (18,557,237)       (225,311,673)     (18,331,797)       (204,237,090)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,191,156) $      (50,813,764)      (2,477,265) $      (26,677,454)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       11,499,580  $      140,731,511       12,778,909  $      141,835,937
Shares issued in connection with
  reinvestment of distributions.........          896,610          10,918,610        1,206,362          13,216,165
                                          ---------------  ------------------  ---------------  ------------------
                                               12,396,190         151,650,121       13,985,271         155,052,102
Shares repurchased......................      (17,287,235)       (211,600,543)     (20,318,197)       (224,904,917)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,891,045) $      (59,950,422)      (6,332,926) $      (69,852,815)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................          712,165  $        8,839,212          278,551  $        3,010,280
Shares issued in connection with
  reinvestment of distributions.........            3,581              43,784            3,931              43,156
                                          ---------------  ------------------  ---------------  ------------------
                                                  715,746           8,882,996          282,482           3,053,436
Shares repurchased......................         (712,116)         (8,911,324)        (284,638)         (3,054,110)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,630  $          (28,328)          (2,156) $             (674)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F34

                             GT GLOBAL INCOME FUNDS

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's and the GT Global Strategic Income Fund's written options contract activity for the year ended October 31, 1997 was as follows:

                      COVERED CALL AND PUT OPTION WRITTEN

                                                                                                           UNDERLYING
                                                                                                             NOMINAL
GT GLOBAL GOVERNMENT INCOME FUND                                                                          AMOUNT IN USD   PREMIUMS
--------------------------------------------------------------------------------------------------------  -------------  ----------
Options outstanding at October 31, 1996.................................................................  $          --  $       --
Options written.........................................................................................    213,530,000   1,091,938
Options cancelled in closing purchase transactions......................................................    (14,700,000)    (93,163)
Options expired prior to exercise.......................................................................   (193,990,000)   (954,102)
Options exercised.......................................................................................             --          --
                                                                                                          -------------  ----------
Options outstanding at October 31, 1997.................................................................  $   4,840,000  $   44,673
                                                                                                          -------------  ----------
                                                                                                          -------------  ----------

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL STRATEGIC INCOME FUND                                                                               USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................    5,208,000    301,543
Options cancelled in closing purchase transactions......................................................           --         --
Options expired prior to exercise.......................................................................           --         --
Options exercised.......................................................................................   (5,208,000)  (301,543)
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $        --  $      --
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                                                                                          CAPITAL GAIN
FUND                                                                                                        DIVIDEND
--------------------------------------------------------------------------------------------------------  ------------
GT Global Government Income Fund........................................................................            --
GT Global High Income Fund..............................................................................   $ 6,927,413
GT Global Strategic Income Fund.........................................................................            --

                                      F35

                             GT GLOBAL INCOME FUNDS

                                     NOTES

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                            AIM GLOBAL INCOME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GOVERNMENT INCOME FUND, AIM STRATEGIC INCOME FUND, AIM GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      INCSA703MC

                              AIM GLOBAL GROWTH &
                                  INCOME FUND



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Global Growth & Income Fund ("Fund"). The Fund is a
non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     28
Taxes....................................................................................................................     32
Additional Information...................................................................................................     34
Investment Results.......................................................................................................     35
Description of Debt Ratings..............................................................................................     40
Financial Statements.....................................................................................................     42


                                     [LOGO]

                   Statement of Additional Information Page 1

                        AIM GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the

                   Statement of Additional Information Page 2

                        AIM GLOBAL GROWTH & INCOME FUND
depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


Money market instruments in which the Fund may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Service, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to

                   Statement of Additional Information Page 3

                        AIM GLOBAL GROWTH & INCOME FUND
resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Trustees. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                   Statement of Additional Information Page 4

                        AIM GLOBAL GROWTH & INCOME FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 5

                        AIM GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

                   Statement of Additional Information Page 6

                        AIM GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or an (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

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                        AIM GLOBAL GROWTH & INCOME FUND

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

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                        AIM GLOBAL GROWTH & INCOME FUND
security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased

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                        AIM GLOBAL GROWTH & INCOME FUND
to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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                        AIM GLOBAL GROWTH & INCOME FUND

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is
"in-the-money"if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures.

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                        AIM GLOBAL GROWTH & INCOME FUND
Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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                        AIM GLOBAL GROWTH & INCOME FUND

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES

The  Fund  may  invest up  to  15% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-


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                        AIM GLOBAL GROWTH & INCOME FUND

adviser in accordance with procedures approved by the Company's Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers

                  Statement of Additional Information Page 14

                        AIM GLOBAL GROWTH & INCOME FUND
with respect to  such matters  as restrictions on  market manipulation,  insider
trading   rules,  shareholder  proxy  requirements   and  timely  disclosure  of
information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates and the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms

                  Statement of Additional Information Page 15

                        AIM GLOBAL GROWTH & INCOME FUND
will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal

                  Statement of Additional Information Page 16

                        AIM GLOBAL GROWTH & INCOME FUND
and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares. The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

                  Statement of Additional Information Page 17

                        AIM GLOBAL GROWTH & INCOME FUND

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;


        (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;


        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                        AIM GLOBAL GROWTH & INCOME FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefit it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and

                  Statement of Additional Information Page 19

                        AIM GLOBAL GROWTH & INCOME FUND
regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal  years ended  October 31,  1997, 1996,  and 1995,  the Fund  paid aggregate brokerage commissions of $463,307, $257,953 and $318,958, respectively. For the fiscal years ended October 31, 1996 and 1997, the Fund paid to LGT Bank in Liechtenstein, AG, an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65%, respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1997 and 1996, the Fund's portfolio turnover rates were 50% and 39%, respectively.

                  Statement of Additional Information Page 20

                        AIM GLOBAL GROWTH & INCOME FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Director, Chairman of the Board and      since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 21

                        AIM GLOBAL GROWTH & INCOME FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

John J. Arthur+, 53               Director, Senior Vice President and Treasurer, A I M Advisors, Inc.;
Vice President                    Vice President and Treasurer, A I M Management Group Inc., A I M Capital
                                  Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.
                                  and Fund Management Company.

Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and                1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Principal Accounting Officer      1992 to 1997.
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54               Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M
Vice President                    Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services,
                                  Inc. and Fund Management Company.

Gary T. Crum, 50                  Director and President, A I M Capital Management, Inc.; Director and
Vice President                    Senior Vice President, A I M Management Group Inc. and A I M Advisors,
                                  Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51              Director, President and Chief Executive Officer, A I M Management Group
Vice President                    Inc.; Director and President, A I M Advisors, Inc.; Director and Senior
                                  Vice President, A I M Capital Management, Inc., A I M Distributors,
                                  Inc., A I M Fund Services, Inc. and Fund Management Company; Director,
                                  AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                  Holdings Canada Inc.; and Director, A I M Funds Group Canada Inc. and
                                  INVESCO G.P. Canada Inc.

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President                    since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of LGT Asset Management, Inc.,
                                  INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                  G.T. Insurance from May 1994 to October 1996; Senior Vice President,
                                  General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                  Secretary of each of the Strong Funds from October 1991 through May
                                  1994.

Carol F. Relihan+, 43             Director, Senior Vice President, General Counsel and Secretary, A I M
Vice President                    Advisors, Inc.; Vice President, General Counsel and Secretary, A I M
                                  Management Group Inc.; Director, Vice President and General Counsel,
                                  Fund Management Company; Vice President and General Counsel, A I M Fund
                                  Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                  A I M Distributors, Inc.

Dana R. Sutton, 39                Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant
Vice President and Assistant      Vice President and Assistant Treasurer, Fund Management Company.
Treasurer


------------------

+   Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 22

                        AIM GLOBAL GROWTH & INCOME FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and Officers of the Company is also a Director, or Trustee, and Officer of AIM Investment Portfolios, AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Director, Trustee, and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser or an affiliate thereof. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 23

                        AIM GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund, the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Fund to the Sub-adviser during the Fund's last three fiscal years:


YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................  $   6,900,695
1996.......................................................................................................      6,282,438
1995.......................................................................................................      6,301,399


DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors.



As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

                  Statement of Additional Information Page 24

                        AIM GLOBAL GROWTH & INCOME FUND

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.

AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

The following table discloses payments made by the Fund to their former distributor, GT Global, Inc. ("GT Global") under the Plans during the Fund's last fiscal year:

                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended Oct. 31, 1997....................................................................   $   994,519   $   4,233,024


In approving the Plans, the Directors determined that the adoption of each Plan was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.The following table reviews the extent of such activity on the part of GT Global, the Fund's former Distributor, during the Fund's last three fiscal years under a sales structure substantially similar to the current Class A structure:


                                                                                    SALES CHARGES   AMOUNTS     AMOUNTS
YEAR ENDED OCT. 31,                                                                   COLLECTED    RETAINED    REALLOWED
----------------------------------------------------------------------------------  -------------  ---------  -----------
1997..............................................................................   $   208,844   $  52,850  $   155,994
1996..............................................................................       201,573      55,131      146,442
1995..............................................................................       556,296      80,112      476,184

                  Statement of Additional Information Page 25

                        AIM GLOBAL GROWTH & INCOME FUND


AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal years ended October 31, 1997, 1996 and 1995, GT Global, the funds former distributor, collected CDSCs in the amounts of $1,199,637, $1,485,113 and $1,552,827, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-adviser of $183,323, $162,035 and $40,735, respectively.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a

                  Statement of Additional Information Page 26

                        AIM GLOBAL GROWTH & INCOME FUND
currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.



European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


                  Statement of Additional Information Page 27

                        AIM GLOBAL GROWTH & INCOME FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are included at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant, at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer

                  Statement of Additional Information Page 28

                        AIM GLOBAL GROWTH & INCOME FUND

Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A or Class B shares may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended ("Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code
Section 403(b)(7).


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section
401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results


                  Statement of Additional Information Page 29

                        AIM GLOBAL GROWTH & INCOME FUND

from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals

                  Statement of Additional Information Page 30

                        AIM GLOBAL GROWTH & INCOME FUND
authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 31

                        AIM GLOBAL GROWTH & INCOME FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes

                  Statement of Additional Information Page 32

                        AIM GLOBAL GROWTH & INCOME FUND
included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.


If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more


                  Statement of Additional Information Page 33

                        AIM GLOBAL GROWTH & INCOME FUND

than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Growth & Income Fund.


                  Statement of Additional Information Page 34

                        AIM GLOBAL GROWTH & INCOME FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 5.50% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                GROWTH AND       GROWTH AND
                                                                                                INCOME FUND      INCOME FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Oct. 31, 1997.............................................................         12.46%           13.28%
Oct. 31, 1992 through Oct. 31, 1997.........................................................         12.49%           12.81%
Oct. 22, 1992 (commencement of operations) through Oct. 31, 1997............................           n/a            12.82%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997...........................         11.82%             n/a


NON-STANDARDIZED RETURNS In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                GROWTH AND       GROWTH AND
                                                                                                INCOME FUND      INCOME FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Oct. 31, 1997.............................................................         19.01%           18.28%
Oct. 31, 1992 through Oct. 31, 1997.........................................................         13.77%           13.05%
Oct. 22, 1992 (commencement of operations) through Oct. 31, 1997............................           n/a            12.94%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997...........................         12.72%             n/a

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charge into account.

                  Statement of Additional Information Page 35

                        AIM GLOBAL GROWTH & INCOME FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                              GROWTH AND       GROWTH AND
                                                                                              INCOME FUND      INCOME FUND
PERIOD                                                                                         (CLASS A)        (CLASS B)
------------------------------------------------------------------------------------------  ---------------  ---------------
Oct. 22, 1992 (commencement of operations) through Oct. 31, 1997..........................           n/a            84.31%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997.........................        133.95%             n/a

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:


                                                                                              GROWTH AND       GROWTH AND
                                                                                              INCOME FUND      INCOME FUND
PERIOD                                                                                         (CLASS A)        (CLASS B)
------------------------------------------------------------------------------------------  ---------------  ---------------
Oct. 22, 1992 (commencement of operations) through Oct. 31, 1997..........................           n/a            83.31%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997.........................        121.08%             n/a


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 47 countries, and grouped in 38 separate industries.

                  Statement of Additional Information Page 36

                        AIM GLOBAL GROWTH & INCOME FUND

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11)  The  World  Bank  Publication  of  Trends  in  Developing Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.
P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investment through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance or relevant indices. The performance of indices does

                  Statement of Additional Information Page 37

                        AIM GLOBAL GROWTH & INCOME FUND
not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

                  Statement of Additional Information Page 38

                        AIM GLOBAL GROWTH & INCOME FUND

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and DataStream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the AIM/GT Funds' investment objectives will be achieved.


                  Statement of Additional Information Page 39

                        AIM GLOBAL GROWTH & INCOME FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 40

                        AIM GLOBAL GROWTH & INCOME FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA  --  An  obligation  rated  "AA"  differs  from  the  highest   rated
    obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Statement of Additional Information Page 41

                        AIM GLOBAL GROWTH & INCOME FUND

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 42

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (28.4%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 20,102,411         2.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     19,951,696         2.6
    INSURANCE - MULTI-LINE
  CS Holding AG - Registered .............................   SWTZ             108,300     15,258,696         2.0
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     14,809,312         2.0
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400     14,141,175         1.9
    BANKS-REGIONAL
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     13,531,589         1.8
    BANKS-MONEY CENTER
  ABN AMRO Holding N.V. ..................................   NETH             667,296     13,442,181         1.8
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     11,096,009         1.5
    OTHER FINANCIAL
  Deutsche Bank AG .......................................   GER              134,150      8,774,787         1.2
    BANKS-MONEY CENTER
  American General Corp. .................................   US               170,000      8,670,000         1.1
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,339,229         1.1
    BANKS-REGIONAL
  General Accident PLC ...................................   UK               400,000      6,806,441         0.9
    INSURANCE - PROPERTY-CASUALTY
  National Westminster Bank PLC ..........................   UK               471,800      6,781,828         0.9
    BANKS-MONEY CENTER
  Fortis Amev N.V. .......................................   NETH             164,542      6,468,086         0.9
    OTHER FINANCIAL
  Lloyds TSB Group PLC ...................................   UK               513,428      6,415,697         0.8
    BANKS-REGIONAL
  Commonwealth Bank of Australia .........................   AUSL             546,000      6,275,641         0.8
    BANKS-SUPER REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         0.8
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      6,038,244          --
    Strip VVPR-/- ........................................   --                 1,342            567          --
  Kredietbank N.V. .......................................   BEL               12,980      5,446,409         0.7
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      5,093,962         0.7
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      4,272,457         0.6
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      3,139,257         0.4
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,500,000      2,688,928         0.4
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             880,000      2,276,555         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,830,000      2,188,401         0.3
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  National Australia Bank Ltd. ...........................   AUSL             125,000   $  1,709,139         0.2
    BANKS-REGIONAL
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         14,230          --
    REAL ESTATE
                                                                                        ------------
                                                                                         213,732,927
                                                                                        ------------
Energy (14.2%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     19,674,378         2.6
    OIL
  Elektrowatt "B" AG .....................................   SWTZ              49,068     18,821,083         2.5
    ELECTRICAL & GAS UTILITIES
  Exxon Corp. ............................................   US               182,600     11,218,488         1.5
    OIL
  Mobil Corp. ............................................   US               127,600      9,290,875         1.2
    OIL
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      7,953,685         1.1
    OIL
  Electrabel S.A. ........................................   BEL               34,760      7,801,667         1.0
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,498,283         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,839,128         0.8
    ELECTRICAL & GAS UTILITIES
  PG&E Corp. .............................................   US               220,000      5,623,750         0.7
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      4,935,325         0.7
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      4,805,337         0.6
    OIL
  Santos Ltd. ............................................   AUSL             907,472      4,172,138         0.6
    OIL
                                                                                        ------------
                                                                                         106,634,137
                                                                                        ------------
Consumer Non-Durables (7.8%)
  Avon Products, Inc. ....................................   US               182,000     11,921,000         1.6
    PERSONAL CARE/COSMETICS
  Universal Corp. ........................................   US               280,500     10,501,219         1.4
    TOBACCO
  Philip Morris Cos., Inc. ...............................   US               255,000     10,104,375         1.3
    TOBACCO
  Guinness PLC ...........................................   UK               871,500      7,791,169         1.0
    BEVERAGES - ALCOHOLIC
  Pernod Ricard ..........................................   FR               158,720      7,358,318         1.0
    BEVERAGES - ALCOHOLIC
  Cadbury Schweppes PLC ..................................   UK               670,000      6,742,704         0.9
    BEVERAGES - NON-ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      4,603,950         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          59,022,735
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Services (7.7%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.9
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200   $ 12,660,904          --
    ADR{\/} ..............................................   --                38,000      1,479,625          --
  McGraw-Hill, Inc. ......................................   US               162,000     10,590,750         1.4
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,100,000      6,776,098         0.9
    RETAILERS-OTHER
  PMP Communications Ltd. ................................   AUSL           2,656,500      5,509,086         0.7
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,890,000      5,180,668         0.7
    TRANSPORTATION - AIRLINES
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,309,602         0.6
    TELEPHONE NETWORKS
  Cognizant Corp. ........................................   US               109,800      4,302,788         0.6
    CONSUMER SERVICES
  Dun & Bradstreet Corp. .................................   US               109,800      3,136,163         0.4
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               381,600      3,088,259         0.4
    LEISURE & TOURISM
  ACNielsen Corp.-/- .....................................   US                36,600        837,218         0.1
    CONSUMER SERVICES
                                                                                        ------------
                                                                                          57,871,161
                                                                                        ------------
Materials/Basic Industry (4.7%)
  Akzo Nobel N.V. ........................................   NETH              58,950     10,389,900         1.4
    CHEMICALS
  BASF AG ................................................   GER              234,000      7,937,953         1.1
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL              117,540      7,083,515         0.9
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,861,375         0.9
    CHEMICALS
  Aberfoyle Ltd. .........................................   AUSL           1,160,000      2,324,077         0.3
    METALS - NON-FERROUS
  Solutia, Inc. ..........................................   US                32,100        710,213         0.1
    CHEMICALS
                                                                                        ------------
                                                                                          35,307,033
                                                                                        ------------
Health Care (4.4%)
  Bristol Myers Squibb Co. ...............................   US               277,400     24,341,850         3.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,072,369         1.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          33,414,219
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Capital Goods (2.7%)
  General Electric PLC ...................................   UK             1,473,000   $  9,406,990         1.2
    AEROSPACE/DEFENSE
  Lockheed Martin Corp. ..................................   US                69,545      6,611,122         0.9
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      4,354,279         0.6
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          20,372,391
                                                                                        ------------
Consumer Durables (1.4%)
  GKN PLC ................................................   UK               460,400     10,324,636         1.4
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.3%)
  VEBA AG ................................................   GER              170,200      9,484,616         1.3
    CONGLOMERATE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $338,444,171) .............                               546,163,855        72.6
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (20.6%)
  Australia (0.7%)
    Australian Government, 8.75% due 8/15/08 .............   AUD            5,774,000      4,934,994         0.7
  Canada (1.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      9,179,080         1.2
  Denmark (0.7%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,034,931         0.7
  Germany (3.8%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     14,318,817         1.9
      6.25% due 1/4/24 ...................................   DEM            4,300,000      2,508,188         0.3
    Treuhandanstalt:
      6.625% due 7/9/03 ..................................   DEM           12,060,000      7,473,074         1.0
      6.375% due 7/1/99 ..................................   DEM            7,000,000      4,192,288         0.6
  Italy (1.8%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      6% due 2/15/00 .....................................   ITL       18,365,000,000     10,984,835         1.5
      10.5% due 9/01/05 ..................................   ITL        2,725,000,000      2,039,827         0.3
  New Zealand (0.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,955,320         0.4
  Sweden (0.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           30,000,000      4,469,072         0.6
  United Kingdom (4.0%)
    United Kingdom Treasury:
      8% due 6/10/03 .....................................   GBP           14,000,000     24,942,355         3.3
      7.5% due 12/7/06 ...................................   GBP            3,116,000      5,556,353         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F5

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  United States (7.4%)
    United States Treasury Bonds:
      6% due 2/15/26 .....................................   USD           24,060,000   $ 23,404,459         3.1
      6.25% due 8/15/23 ..................................   USD            9,075,000      9,101,587         1.2
    United States Treasury Notes:
      7.5% due 2/15/05 ...................................   USD           15,460,000     16,928,096         2.2
      6.5% due 8/15/05 ...................................   USD            2,580,000      2,676,397         0.3
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            5,940,000      4,241,014         0.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $151,129,623) ...........................................                               154,940,687
                                                                                        ------------
Corporate Bonds (5.5%)
  Germany (2.5%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000      7,985,805         1.1
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      6,630,339         0.9
    Deutsche Bank AG, 9.00% due 12/31/02+/+ ..............   DEM            5,625,000      3,892,976         0.5
  United Kingdom (3.0%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      7,795,748         1.0
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      7,679,334         1.0
    MBNA Chester Asset Receivable #3, 6.6% due
     11/17/03+ ...........................................   GBP            4,500,000      7,568,182         1.0
                                                                                        ------------
Total Corporate Bonds (cost $33,669,644) .................                                41,552,384
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $184,799,267) .......                               196,493,071        26.1
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587         84,839          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                      COUNTRY        RIGHTS         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Infrastructure Trust of Australia Group Rights, expire
   12/1/97 (cost $0) .....................................   AUSL             943,333          6,632          --
                                                                                        ------------       -----
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

                                       F6

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $1,935,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $2,538,597, including accrued interest). (cost
   $2,485,384) ...........................................                              $  2,485,383         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $525,728,822)  * .................                               745,233,780        99.0
Other Assets and Liabilities .............................                                 7,244,043         1.0
                                                                                        ------------       -----

NET ASSETS ...............................................                              $752,477,823       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $527,143,379 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 232,777,964
                 Unrealized depreciation:           (14,687,563)
                                                  -------------
                 Net unrealized appreciation:     $ 218,090,401
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    5.2         0.7                       5.9
Belgium (BEL/BEF) ....................    4.7                                   4.7
Canada (CAN/CAD) .....................                1.2                       1.2
Denmark (DEN/DKK) ....................                0.7                       0.7
France (FR/FRF) ......................    1.9                                   1.9
Germany (GER/DEM) ....................    6.7         6.3                      13.0
Italy (ITLY/ITL) .....................                1.8                       1.8
Netherlands (NETH/NLG) ...............   10.8                                  10.8
New Zealand (NZ/NZD) .................    1.9         0.4                       2.3
Sweden (SWDN/SEK) ....................                0.6                       0.6
Switzerland (SWTZ/CHF) ...............    9.0                                   9.0
United Kingdom (UK/GBP) ..............   13.5         7.0                      20.5
United States & Other (US/USD) .......   18.9         7.4            1.3       27.6
                                        ------      -----            ---      -----
Total  ...............................   72.6        26.1            1.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $752,477,823.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                        UNREALIZED
                                             (U.S.       CONTRACT  DELIVERY  APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    (DEPRECIATION)
----------------------------------------  ------------   --------  --------  -------------
Deutsche Marks..........................    26,803,508    1.80000  11/21/97   $(1,136,841)
French Francs...........................     2,481,413    6.14000  11/21/97      (152,423)
French Francs...........................     1,238,580    5.72800  02/06/98           945
Netherland Guilders.....................    10,870,680    2.08800  11/14/97      (765,316)
Swiss Francs............................    12,639,800    1.44000  12/19/97      (417,578)
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $51,562,768)..................    54,033,981                         (2,471,213)
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 7.18%.
  Total Open Forward Foreign Currency
   Contracts............................                                      $(2,471,213)
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $525,728,822) (Note 1).............................  $745,233,780
  U.S. currency.....................................................................  $     710
  Foreign currencies (cost $66,141).................................................     65,897       66,607
                                                                                      ---------
  Receivable for Fund shares sold..............................................................    6,808,910
  Interest and interest withholding tax reclaims receivable....................................    4,291,268
  Dividends and dividend withholding tax reclaims receivable...................................    1,596,979
                                                                                                 -----------
    Total assets...............................................................................  757,997,544
                                                                                                 -----------
Liabilities:
  Payable for open forward foreign currency contracts (Note 1).................................    2,471,213
  Payable for Fund shares repurchased (Note 2).................................................    1,507,330
  Payable for investment management and administration fees (Note 2)...........................      631,265
  Payable for service and distribution expenses (Note 2).......................................      484,947
  Payable for printing and postage expenses....................................................      124,328
  Payable for forward foreign currency contracts -- closed (Note 1)............................       97,836
  Payable for transfer agent fees (Note 2).....................................................       94,599
  Payable for custodian fees (Note 1)..........................................................       37,200
  Payable for professional fees................................................................       33,142
  Payable for fund accounting fees (Note 2)....................................................       16,751
  Payable for registration and filing fees.....................................................        9,540
  Payable for Directors' fees and expenses (Note 2)............................................        7,754
  Other accrued expenses.......................................................................        3,816
                                                                                                 -----------
    Total liabilities..........................................................................    5,519,721
                                                                                                 -----------
Net assets.....................................................................................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($292,527,640 DIVIDED BY 35,620,970 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $8.21) *........................................  $      8.62
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($456,893,047 DIVIDED BY 55,651,933 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,057,136 DIVIDED
 BY 372,705 shares outstanding)................................................................  $      8.20
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $521,143,879
  Accumulated net realized gain on investments and foreign currency transactions...............   14,233,867
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...   (2,404,881)
  Net unrealized appreciation of investments...................................................  219,504,958
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,854,546)............................  $16,116,249
  Interest income (net of foreign withholding tax of $3,879)................................   14,091,494
  Other income..............................................................................       43,134
                                                                                              -----------
    Total investment income.................................................................   30,250,877
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    6,900,695
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  994,519
    Class B.....................................................................   4,233,024    5,227,543
                                                                                  ----------
  Transfer agent fees (Note 2)..............................................................    1,258,598
  Custodian fees (Note 1)...................................................................      472,449
  Printing and postage expenses.............................................................      230,825
  Fund accounting fees (Note 2).............................................................      183,323
  Registration and filing fees..............................................................       70,955
  Audit fees................................................................................       54,630
  Legal fees................................................................................       25,414
  Directors' fees and expenses (Note 2).....................................................       14,779
  Other expenses (Note 1)...................................................................       30,664
                                                                                              -----------
    Total expenses before reductions........................................................   14,469,875
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................   (1,009,844)
                                                                                              -----------
    Total net expenses......................................................................   13,460,031
                                                                                              -----------
Net investment income.......................................................................   16,790,846
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................  11,255,273
  Net realized gain on foreign currency transactions............................  12,750,255
                                                                                  ----------
    Net realized gain during the year.......................................................   24,005,528
  Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies........................................................  (4,059,448)
  Net change in unrealized appreciation of investments..........................  84,674,909
                                                                                  ----------
    Net unrealized appreciation during the year.............................................   80,615,461
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................  104,620,989
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $121,411,835
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                YEAR ENDED    YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                   1997          1996
                                                                               ------------  ------------
Increase in net assets
Operations:
  Net investment income......................................................  $ 16,790,846  $ 18,175,444
  Net realized gain on investments and foreign currency transactions.........    24,005,528    15,732,409
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..............................    (4,059,448)    1,957,055
  Net change in unrealized appreciation of investments.......................    84,674,909    62,236,320
                                                                               ------------  ------------
    Net increase in net assets resulting from operations.....................   121,411,835    98,101,228
                                                                               ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (7,733,156)   (9,963,848)
  From net realized gain on investments......................................      (757,327)   (1,766,763)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (9,266,887)  (10,894,963)
  From net realized gain on investments......................................      (907,529)   (2,225,842)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income.................................................      (125,777)      (65,132)
  From net realized gain on investments......................................       (12,318)       (5,890)
                                                                               ------------  ------------
    Total distributions......................................................   (18,802,994)  (24,922,438)
                                                                               ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested...........................   426,976,337   237,835,679
  Decrease from capital shares repurchased...................................  (450,361,754) (279,569,655)
                                                                               ------------  ------------
    Net decrease from capital share transactions.............................   (23,385,417)  (41,733,976)
                                                                               ------------  ------------
Total increase in net assets.................................................    79,223,424    31,444,814
Net assets:
  Beginning of year..........................................................   673,254,399   641,809,585
                                                                               ------------  ------------
  End of year................................................................  $752,477,823* $673,254,399*
                                                                               ------------  ------------
                                                                               ------------  ------------
 * Includes undistributed net investment income of...........................  $         --  $    755,291
                                                                               ------------  ------------
                                                                               ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................       1.12        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.33        1.04        0.37        0.19        1.29
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................      (0.02)      (0.04)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      19.01%      16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................       2.74%       3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.50%       1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............       1.64%       1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by [Chancellor LGT] Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                         GT GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................       1.13        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.29        0.99        0.33        0.15        1.25
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................      (0.02)      (0.03)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      18.28%      16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................       2.09%       2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.15%       2.24%       2.35%       2.32%        2.5%
  Without expense reductions............       2.29%       2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

                                                       ADVISOR CLASS+
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)        1996          1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $  7.10       $    6.35     $    6.24
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income.................      0.23            0.23          0.11
  Net realized and unrealized gain
   (loss) on investments................      1.13            0.82          0.13
                                          -----------   -----------  -------------
    Net increase from investment
     operations.........................      1.36            1.05          0.24
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.24)          (0.26)        (0.13)
  From net realized gain on
   investments..........................     (0.02)          (0.04)           --
  From sources other than net investment
   income...............................        --              --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.26)          (0.30)        (0.13)
                                          -----------   -----------  -------------
Net asset value, end of period..........   $  8.20       $    7.10     $    6.35
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............     19.23%          17.19%         3.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 3,057       $   3,085     $     944
Ratio of net investment income to
 average net assets.....................      3.09%           3.52%         4.20%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.15%           1.24%         1.35%(a)
  Without expense reductions............      1.29%           1.31%         1.39%(a)
Portfolio turnover rate++...............        50%             39%           83%
Average commission rate per share paid
 on portfolio transactions++............   $0.0151       $  0.0139           N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by [Chancellor LGT] Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Growth & Income Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, [Chancellor LGT] Asset Management, Inc. ("the Sub-adviser") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F14

                         GT GLOBAL GROWTH & INCOME FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $51,986,675 were on loan to brokers. The loans were secured by cash collateral of $54,846,747. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund

                                      F15

                         GT GLOBAL GROWTH & INCOME FUND

received $976,164 of income from securities lending which was used to offset the Fund's custody and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Sub-adviser, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had no loan outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $2,560,909, with a weighted average interest rate of 6.41%. Interest expense for the Fund for the year ended October 31, 1997 was $5,014, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
[Chancellor LGT] Asset Management, Inc., is the Funds' investment manager and administrator. The Fund pays investment management and administration fees to the Sub-adviser at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global , Inc. ("GT Global"), an affiliate of the Sub-adviser, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $52,850 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $32 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997 GT Global collected CDSCs in the amount of $1,199,605. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F16

                         GT GLOBAL GROWTH & INCOME FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Sub-adviser and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Sub-adviser of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Sub-adviser or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Sub-adviser and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Sub-adviser and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Sub-adviser is the pricing and accounting agent for the Fund. The monthly fee for these services to the Sub-adviser is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Sub-adviser and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Sub-adviser, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $322,737,917 and $326,736,141, respectively. Purchases and sales of U.S. government obligations were $32,891,598 and $17,886,577, respectively, for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F17

                         GT GLOBAL GROWTH & INCOME FUND

                           CAPITAL SHARE TRANSACTIONS


                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   37,585,791  $289,617,397   21,196,018  $143,350,526
Shares issued in connection with reinvestment of
  distributions................................................      935,467     7,161,559    1,500,319     9,894,388
                                                                 -----------  ------------  -----------  ------------
                                                                  38,521,258   296,778,956   22,696,337   153,244,914
Shares repurchased.............................................  (43,156,190) (332,338,391) (27,157,086) (182,477,096)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (4,634,932) $(35,559,435)  (4,460,749) $(29,232,182)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS B                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   12,634,686  $ 97,336,518    9,561,545  $ 63,970,280
Shares issued in connection with reinvestment of
  distributions................................................    1,087,287     8,343,350    1,656,409    10,934,244
                                                                 -----------  ------------  -----------  ------------
                                                                  13,721,973   105,679,868   11,217,954    74,904,524
Shares repurchased.............................................  (12,063,889)  (93,059,122) (13,373,837)  (89,395,191)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................    1,658,084  $ 12,620,746   (2,155,883) $(14,490,667)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
ADVISOR CLASS                                                      SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    3,177,501  $ 24,442,634    1,416,928  $  9,616,882
Shares issued in connection with reinvestment of
  distributions................................................        9,792        74,879       10,469        69,359
                                                                 -----------  ------------  -----------  ------------
                                                                   3,187,293    24,517,513    1,427,397     9,686,241
Shares repurchased.............................................   (3,248,879)  (24,964,241)  (1,141,817)   (7,697,368)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................      (61,586) $   (446,728)     285,580  $  1,988,873
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Sub-adviser directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the period ended October 31, 1997, the Fund's expenses were reduced by $33,680 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,489,466 as a capital gain dividend for the fiscal year ended October 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 76% of the ordinary income dividends paid (including short-term capital gain distributions, if any) as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 1997.

                                      F18

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                        AIM GLOBAL GROWTH & INCOME FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GROWTH & INCOME FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   GROSA703   MC

                         AIM LATIN AMERICAN GROWTH FUND



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Latin American Growth Fund ("Fund"). The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated June 1, 1998. A copy of the Fund's Prospectus is available without charge by either writing to the above address or by calling the Fund at the toll-free telephone number printed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     25
Valuation of Fund Shares.................................................................................................     27
Information Relating to Sales and Redemptions............................................................................     29
Taxes....................................................................................................................     33
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     41
Financial Statements.....................................................................................................     43



[LOGO]


                   Statement of Additional Information Page 1

                         AIM LATIN AMERICAN GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS
In determining the appropriate distribution of investments among various countries for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.

The Fund may be prohibited under the Investment Company Act of 1940, as amended (the "1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

DEBT CONVERSIONS
Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-adviser will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.

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                         AIM LATIN AMERICAN GROWTH FUND

INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and the Sub-adviser will waive their advisory fees to the extent that such fees are based on assets of the Fund invested in Affiliated Funds. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative

                   Statement of Additional Information Page 3

                         AIM LATIN AMERICAN GROWTH FUND
and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's nonfundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will segregate with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

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                         AIM LATIN AMERICAN GROWTH FUND

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

TEMPORARY DEFENSIVE STRATEGIES

The Latin American Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin American Growth Fund may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's"). Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.


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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of

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                         AIM LATIN AMERICAN GROWTH FUND
    individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

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                         AIM LATIN AMERICAN GROWTH FUND

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund would generally write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market

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                         AIM LATIN AMERICAN GROWTH FUND
price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated

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                         AIM LATIN AMERICAN GROWTH FUND
by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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                         AIM LATIN AMERICAN GROWTH FUND

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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                         AIM LATIN AMERICAN GROWTH FUND

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

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                         AIM LATIN AMERICAN GROWTH FUND

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

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                         AIM LATIN AMERICAN GROWTH FUND

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                         AIM LATIN AMERICAN GROWTH FUND

                                  RISK FACTORS

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ILLIQUID SECURITIES
The  Fund  may  invest up  to  10% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With  respect  to liquidity  determinations  generally, the  Company's  Board of
Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Company's Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take


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                         AIM LATIN AMERICAN GROWTH FUND
appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In
instances   where   the   financial   statements   of   an   issuer   are    not

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                         AIM LATIN AMERICAN GROWTH FUND
deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign issuers, including Latin American companies and the governments of Latin American countries, than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Certain   Latin  American  countries  may  have  managed  currencies  which  are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's certain interests in securities denominated in such currencies.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all,

                  Statement of Additional Information Page 16

                         AIM LATIN AMERICAN GROWTH FUND
Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign  debtor  may  be  subject.  Sovereign  debtors  may  default  on their
Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

                  Statement of Additional Information Page 17

                         AIM LATIN AMERICAN GROWTH FUND

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-adviser intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

                  Statement of Additional Information Page 18

                         AIM LATIN AMERICAN GROWTH FUND

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Make any additional investments while borrowings exceed 5% of the Fund's total assets;

        (6) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 19

                         AIM LATIN AMERICAN GROWTH FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contract. A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to

                  Statement of Additional Information Page 20

                         AIM LATIN AMERICAN GROWTH FUND
negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid aggregate brokerage commissions of $2,719,660, $2,094,634 and $891,513, respectively.


PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The Fund's portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 130% and 101%, respectively.

                  Statement of Additional Information Page 21

                         AIM LATIN AMERICAN GROWTH FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Director, Chairman of the Board and      since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 22

                         AIM LATIN AMERICAN GROWTH FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
John J. Arthur+, 53               Director, Senior Vice President and Treasurer, A I M Advisors, Inc.;
Vice President                    Vice President and Treasurer, A I M Management Group Inc., A I M Capital
                                  Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.
                                  and Fund Management Company.

Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and                1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Principal Accounting Officer      1992 to 1997.
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54               Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M
Vice President                    Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services,
                                  Inc. and Fund Management Company.

Gary T. Crum, 50                  Director and President, A I M Capital Management, Inc.; Director and
Vice President                    Senior Vice President, A I M Management Group Inc. and A I M Advisors,
                                  Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51              Director, President and Chief Executive Officer, A I M Management Group
Vice President                    Inc.; Director and President, A I M Advisors, Inc.; Director and Senior
                                  Vice President, A I M Capital Management, Inc., A I M Distributors,
                                  Inc., A I M Fund Services, Inc. and Fund Management Company; Director,
                                  AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                  Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and
                                  INVESCO G.P. Canada Inc.

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President                    since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of LGT Asset Management, Inc.,
                                  INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                  G.T. Insurance from May 1994 to October 1996; Senior Vice President,
                                  General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                  Secretary of each of the Strong Funds from October 1991 through May
                                  1994.

Carol F. Relihan+, 43             Director, Senior Vice President, General Counsel and Secretary, A I M
Vice President                    Advisors, Inc.; Vice President, General Counsel and Secretary, A I M
                                  Management Group Inc.; Director, Vice President and General Counsel,
                                  Fund Management Company; Vice President and General Counsel, A I M Fund
                                  Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                  A I M Distributors, Inc.

Dana R. Sutton, 39                Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant
Vice President and Assistant      Vice President and Assistant Treasurer, Fund Management Company.
Treasurer


------------------

+   Mr Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 23

                         AIM LATIN AMERICAN GROWTH FUND


The Board has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Trustees and Officers of the Company is also a Director of Trustee and Officer of AIM Investment Portfolios, Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio, Floating Rate Portfolio and Growth Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM or sub-advised and sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 24

                         AIM LATIN AMERICAN GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the Fund's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Management Sub-Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty (60) days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $3,538,586, $3,365,375 and $3,913,429, respectively.

Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are continuously offered through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate distribution contracts between the Company and AIM Distributors.



As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

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                         AIM LATIN AMERICAN GROWTH FUND

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.

AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

The following table discloses payments made by the Fund to their former distributor, GT Global, Inc. ("GT Global") under the Fund's prior Plans during the Fund's last fiscal year:

                                                                                  CLASS A        CLASS B
                                                                                AMOUNT PAID    AMOUNT PAID
                                                                               -------------  --------------
Year ended Oct. 31, 1997.....................................................  $   1,011,259  $   1,587,737


In approving the Plans, the Directors determined that each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operations of the plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as they are in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers which sell shares. The following table reviews the extent of such activity on the part of GT Global, the Fund's former distributor, for the Fund during the periods shown:


                                                                                SALES CHARGES    AMOUNTS       AMOUNTS
YEAR ENDED OCT. 31,                                                               COLLECTED     RETAINED      REALLOWED
------------------------------------------------------------------------------  -------------  -----------  -------------
1997..........................................................................   $   168,598   $    50,871  $     117,727
1996..........................................................................       262,651        98,352        164,299
1995..........................................................................     2,082,087       291,788      1,790,299

                  Statement of Additional Information Page 26

                         AIM LATIN AMERICAN GROWTH FUND


AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal year ended October 31, 1997, GT Global, the Fund's former distributor, collected CDSCs in the amount of $923,769. For the fiscal year ended October 31, 1996, GT Global, the Fund's former distributor, collected CDSCs in the amount of $843,024. For the fiscal year ended October 31, 1995, GT Global collected CDSCs in the amount of $760,248. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge upon redemption.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, and October 31, 1997 the Fund paid accounting services fees to the Sub-adviser of $24,138, $86,436 and $90,733 respectively.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

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As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time) (unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Equity securities, including ADRs, ADSs, CDRs, GDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from

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                         AIM LATIN AMERICAN GROWTH FUND
only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.



Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


                  Statement of Additional Information Page 28

                         AIM LATIN AMERICAN GROWTH FUND

                 INFORMATION RELATING TO SALES AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant, at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the

                  Statement of Additional Information Page 29

                         AIM LATIN AMERICAN GROWTH FUND
pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended ("Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code
Section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution


                  Statement of Additional Information Page 30

                         AIM LATIN AMERICAN GROWTH FUND

following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit

                  Statement of Additional Information Page 31

                         AIM LATIN AMERICAN GROWTH FUND
a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


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                         AIM LATIN AMERICAN GROWTH FUND

                                     TAXES

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GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be

                  Statement of Additional Information Page 33

                         AIM LATIN AMERICAN GROWTH FUND
exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under the Income Requirement.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that
legislation,   which    now   applies    to   gain    recognized   on    capital


                  Statement of Additional Information Page 34

                         AIM LATIN AMERICAN GROWTH FUND
assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 28, 1998, the Fund operated under the name of GT Global Latin America Growth Fund.


                  Statement of Additional Information Page 35

                         AIM LATIN AMERICAN GROWTH FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                             LATIN AMERICA      LATIN AMERICA
PERIOD                                                                                      FUND (CLASS A)     FUND (CLASS B)
-----------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Oct. 31, 1997..........................................................           3.37%              3.04%
Oct. 31, 1992 through Oct. 31, 1997......................................................           7.01%               n/a
April 1, 1993 (commencement of operations) through Oct. 31, 1997.........................            n/a               5.20%
Aug. 13, 1991 (commencement of operations) through Oct. 31, 1997.........................           7.23%               n/a

NON-STANDARDIZED RETURNS In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                             LATIN AMERICA      LATIN AMERICA
PERIOD                                                                                      FUND (CLASS A)     FUND (CLASS B)
-----------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Oct. 31, 1997..........................................................           8.52%              8.04%
Oct. 31, 1991 through Oct. 31, 1997......................................................           8.06%               n/a
April 1, 1993 (commencement of operations) through Oct. 31, 1997.........................            n/a               5.56%
Aug. 13, 1991 (commencement of operations) through Oct. 31, 1997.........................           8.07%               n/a

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

                  Statement of Additional Information Page 36

                         AIM LATIN AMERICAN GROWTH FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through Oct. 31, 1997.........................           n/a            28.14%
Aug. 13, 1991 (commencement of operations) through Oct. 31, 1996.........................         62.00%             n/a

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through Oct. 31, 1997.........................           n/a            26.14%
Aug. 13, 1991 (commencement of operations) through Oct. 31, 1997.........................         54.30%             n/a

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to the consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both

                  Statement of Additional Information Page 37

                         AIM LATIN AMERICAN GROWTH FUND
    indices include 60% of the market capitalization of the following countries:
    Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Financial Corporation ("IFC") Latin American Indices, which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development
Bank, Bloomberg, L.P. and Ibbotson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

                  Statement of Additional Information Page 38

                         AIM LATIN AMERICAN GROWTH FUND

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 39

                         AIM LATIN AMERICAN GROWTH FUND

From time to time, the Fund and AIM Distributors will quote information regarding industries, individual companies, countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign Direct Investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment management for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Fund's investment objective will be achieved.


                  Statement of Additional Information Page 40

                         AIM LATIN AMERICAN GROWTH FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS


    MOODY'S INVESTORS SERVICE, INC. rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:


        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade-obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                  Statement of Additional Information Page 41

                         AIM LATIN AMERICAN GROWTH FUND

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.


    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc., rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA  --  An  obligation  rated  "AA"  differs  from  the  highest   rated
    obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative

                  Statement of Additional Information Page 42

                         AIM LATIN AMERICAN GROWTH FUND
capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 43

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1997, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --        10.4
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            208,900   $ 21,203,350          --
    Common ..................................................   --        106,900,000      9,502,114          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX           170,500      7,374,125         2.5
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.3
    RETAILERS-OTHER
    "C" .....................................................   --          3,340,500      5,800,868          --
    "B" - ADR{\/} ...........................................   --            335,792        648,079          --
    "A" .....................................................   --            104,372        192,244          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ..................................................   VENZ          147,400      6,448,750         2.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          254,100      5,018,475         1.7
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ................................................   BRZL       26,748,622      4,852,798         1.7
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          163,000      4,523,250         1.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         1.2
    TELEPHONE NETWORKS
    Preferred ...............................................   --         11,109,390      2,902,308          --
    Common-/- ...............................................   --          2,802,000        597,306          --
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE          181,100      3,350,350         1.1
    RETAILERS-FOOD
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       34,694,581      3,304,546         1.1
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.0
    RETAILERS-FOOD
    UBC .....................................................   --          2,682,000      2,665,940          --
    GDR{\/} .................................................   --             13,900        276,263          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      2,556,563         0.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            47,000      1,457,000         0.5
    BROADCASTING & PUBLISHING
  Supermercados Unimarc S.A. - ADR (Chile){\/} -/- ..........   CHLE           33,000        495,000         0.2
    RETAILERS-FOOD
                                                                                        ------------
                                                                                          83,169,329
                                                                                        ------------
Energy (24.6%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.7
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --         20,252,000      8,762,885          --
    Common-/- ...............................................   --         11,999,000      4,843,573          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       48,642,000      9,045,365         3.1
    OIL
  C.A. La Electricidad de Caracas ...........................   VENZ        5,672,038      7,456,318         2.5
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       17,602,000      5,843,915         2.0
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                                       F2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Enersis S.A. - ADR{\/} ....................................   CHLE          174,500   $  5,758,500         2.0
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          254,300      5,117,788         1.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           148,900      4,764,800         1.6
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      4,488,000         1.5
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            674,500      4,426,406         1.5
    OIL
  Chilgener S.A. - ADR{\/} ..................................   CHLE          121,819      3,289,113         1.1
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL       10,585,000      2,707,701         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,522,279         0.9
    OIL
  Perez Companc S.A. "B" ....................................   ARG           377,196      2,362,665         0.8
    OIL
  Compania Paulista de Forca e Luz ..........................   BRZL        5,030,000        736,842         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          72,126,150
                                                                                        ------------
Materials/Basic Industry (13.4%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         2,614,000     11,520,383         3.9
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX         1,331,000      8,129,461         2.8
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          306,600      5,923,966         2.0
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,933,313         1.7
    CHEMICALS
  Grupo Industrial Minera Mexico "L" ........................   MEX         1,406,724      4,178,055         1.4
    METALS - NON-FERROUS
  Industrias Penoles S.A. (CP) ..............................   MEX           978,200      3,895,228         1.3
    METALS - NON-FERROUS
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        704,225          --
    "B" .....................................................   --            161,928        324,987          --
                                                                                        ------------
                                                                                          39,609,618
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Alfa, S.A. de C.V. "A" ....................................   MEX         1,356,600      9,942,984         3.4
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX         1,357,000      8,629,545         2.9
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V.-/- ......................   MEX           830,200      6,442,750         2.2
    CONGLOMERATE
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      3,177,475         1.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           355,000   $  1,743,114         0.6
    MULTI-INDUSTRY
  Commercial Del Plata-/- ...................................   ARG           697,410      1,032,786         0.4
    CONGLOMERATE
                                                                                        ------------
                                                                                          30,968,654
                                                                                        ------------
Finance (9.9%)
  Uniao Bancos Brasileiras "A" Preferred ....................   BRZL      247,114,000      6,271,997         2.1
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            89,035      3,539,141         1.2
    OTHER FINANCIAL
  Banco BHIF - ADR-/-{\/} ...................................   CHLE          195,500      3,396,813         1.2
    BANKS-MONEY CENTER
  Grupo Financiero Banorte "B"-/- ...........................   MEX         2,279,000      3,138,743         1.1
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          140,320      2,516,990         0.9
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,510,825         0.9
    INVESTMENT MANAGEMENT
  Banco Provincial S.A. .....................................   VENZ        1,196,992      2,390,332         0.8
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,173,613         0.7
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            58,000      1,428,250         0.5
    BANKS-MONEY CENTER
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000        848,383         0.3
    REAL ESTATE
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        730,913         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          28,946,000
                                                                                        ------------
Consumer Non-Durables (8.1%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX         1,274,500      9,005,449         3.1
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         4,980,000      4,830,898         1.6
    FOOD
  Companhia Cervejaria Brahma Preferred .....................   BRZL        6,838,000      4,279,949         1.5
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          138,800      3,383,250         1.2
    BEVERAGES - ALCOHOLIC
  Mavesa S.A. - ADR{\/} .....................................   VENZ          147,500      1,106,250         0.4
    FOOD
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           53,200        691,600         0.2
    TEXTILES & APPAREL
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        360,000         0.1
    BEVERAGES - NON-ALCOHOLIC
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         69,463          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          23,726,859
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (0.9%)
  Brasmotor S.A. Preferred ..................................   BRZL       18,327,000   $  2,576,819         0.9
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $290,305,760) ................                            281,123,429        95.8
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ) Rights -
   Preferred, expire 11/12/97 ...............................   BRZL        1,689,830         22,993          --
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 .................................................   BRZL          513,280            466          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ......................................                                 23,459          --
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,305,760)  * ....................                            281,146,888        95.8
Other Assets and Liabilities ................................                             12,433,174         4.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $293,580,062       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $290,596,548 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,409,562
                 Unrealized depreciation:           (35,859,222)
                                                  -------------
                 Net unrealized depreciation:     $  (9,449,660)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F5

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS{d}
                                         -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER       TOTAL
--------------------------------------   -----     -------       -----
Argentina (ARG/ARS) ..................    4.2                      4.2
Brazil (BRZL/BRL) ....................   34.3                     34.3
Chile (CHLE/CLP) .....................   13.4                     13.4
Mexico (MEX/MXN) .....................   32.0                     32.0
Panama (PAN/PND) .....................    1.2                      1.2
Peru (PERU/PES) ......................    2.8                      2.8
United States (US/USD) ...............    1.5       4.2            5.7
Venezuela (VENZ/VEB) .................    6.4                      6.4
                                         -----     -------       -----
Total  ...............................   95.8       4.2          100.0
                                         -----     -------       -----
                                         -----     -------       -----

--------------

{d}  Percentages indicated are based on net assets of $293,580,062.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $290,305,760) (Note 1).............................  $281,146,888
  U.S. currency.....................................................................  $     924
  Foreign currencies (cost $44,025).................................................     44,033       44,957
                                                                                      ---------
  Receivable for Fund shares sold..............................................................   14,119,361
  Receivable for securities sold...............................................................    4,099,448
  Dividends receivable.........................................................................      686,435
  Miscellaneous receivable.....................................................................       19,727
                                                                                                 -----------
    Total assets...............................................................................  300,116,816
                                                                                                 -----------
Liabilities:
  Payable for loan outstanding (Note 1)........................................................    3,238,000
  Payable for Fund shares repurchased..........................................................    2,418,769
  Payable for investment management and administration fees (Note 2)...........................      305,562
  Payable for service and distribution expenses (Note 2).......................................      233,877
  Payable for transfer agent fees (Note 2).....................................................      174,161
  Payable for printing and postage expenses....................................................       87,242
  Payable for professional fees................................................................       37,498
  Payable for custodian fees (Note 1)..........................................................       17,552
  Payable for registration and filing fees.....................................................        5,729
  Payable for Directors' fees and expenses (Note 2)............................................        5,654
  Payable for fund accounting fees (Note 2)....................................................        5,612
  Other accrued expenses.......................................................................        7,098
                                                                                                 -----------
    Total liabilities..........................................................................    6,536,754
                                                                                                 -----------
Net assets.....................................................................................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($159,496,474 DIVIDED BY 8,177,513 shares
 outstanding)..................................................................................  $     19.50
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $19.50) *.......................................  $     20.47
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($133,448,007 DIVIDED BY 6,939,727 shares
 outstanding)..................................................................................  $     19.23
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($635,581 DIVIDED BY
 32,476 shares outstanding)....................................................................  $     19.57
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $317,756,097
  Undistributed net investment income..........................................................      219,672
  Accumulated net realized loss on investments and foreign currency transactions...............  (15,230,114)
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...       (6,721)
  Net unrealized depreciation of investments...................................................   (9,158,872)
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $266,649)..............................  $ 8,471,075
  Interest income...........................................................................      530,160
                                                                                              -----------
    Total investment income.................................................................    9,001,235
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,538,586
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,011,259
    Class B....................................................................    1,587,737    2,598,996
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,261,524
  Custodian fees (Note 1)...................................................................      196,565
  Printing and postage expenses.............................................................      175,200
  Fund accounting fees (Note 2).............................................................       90,733
  Audit fees................................................................................       73,365
  Registration and filing fees..............................................................       64,495
  Legal fees................................................................................       17,155
  Directors' fees and expenses (Note 2).....................................................       13,140
  Other expenses (Note 1)...................................................................      215,751
                                                                                              -----------
    Total expenses before reductions........................................................    8,245,510
                                                                                              -----------
      Expense reductions (Notes 1 & 6)......................................................     (361,233)
                                                                                              -----------
    Total net expenses......................................................................    7,884,277
                                                                                              -----------
Net investment income.......................................................................    1,116,958
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   85,442,902
  Net realized loss on foreign currency transactions...........................     (897,287)
                                                                                 -----------
    Net realized gain during the year.......................................................   84,545,615
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................       25,640
  Net change in unrealized depreciation of investments.........................  (47,707,162)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (47,681,522)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   36,864,093
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $37,981,051
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $   1,116,958  $     878,406
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................     84,545,615     (4,964,724)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................         25,640        608,089
  Net change in unrealized appreciation (depreciation) of investments......    (47,707,162)    63,484,288
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................     37,981,051     60,006,059
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --       (842,524)
  In excess of net investment income.......................................             --       (381,092)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --        (93,201)
  In excess of net investment income.......................................             --        (42,157)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --         (4,285)
  In excess of net investment income.......................................             --         (1,938)
                                                                             -------------  -------------
    Total distributions....................................................             --     (1,365,197)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,267,100,757  1,551,794,195
  Decrease from capital shares repurchased.................................  (1,327,093,718) (1,612,200,649)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (59,992,961)   (60,406,454)
                                                                             -------------  -------------
Total decrease in net assets...............................................    (22,011,910)    (1,765,592)
Net assets:
  Beginning of year........................................................    315,591,972    317,357,564
                                                                             -------------  -------------
  End of year *............................................................  $ 293,580,062  $ 315,591,972
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $     219,672             --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)    1993 (A)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.09        0.15       (0.08)       0.18*
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.28)       6.75        5.21
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.55        2.68       (9.13)       6.67        5.39
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....         --       (0.03)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................         --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   19.50   $   17.95   $   15.38   $   26.11   $   19.78
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 159,496   $ 177,373   $ 182,462   $ 336,960   $ 129,280
Ratio of net investment income (loss) to
 average net assets.....................       0.52%       0.46%       0.86%      (0.29)%       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.03%       2.11%       2.04%        2.4%*
  Without expense reductions............       2.06%       2.10%       2.12%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                      GT GLOBAL LATIN AMERICA GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)     1993 (A)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.78   $   15.21   $   25.94   $   19.75     $ 16.26
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01       (0.00)       0.06       (0.22)      (0.07)
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.19)       6.74        3.56
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.45        2.59       (9.13)       6.52        3.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.01)         --       (0.18)         --
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)         --
  In excess of net investment income....         --       (0.01)         --          --          --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................         --       (0.02)      (1.60)      (0.33)         --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   19.23   $   17.78   $   15.21   $   25.94     $ 19.75
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (d).............       8.04%      17.02%     (37.42)%     33.33%       21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,448   $ 137,400   $ 134,527   $ 211,673     $13,576
Ratio of net investment income (loss) to
 average net assets.....................       0.02%      (0.04)%      0.36%      (0.79)%      (0.7)% (c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.46%       2.53%       2.61%       2.54%        2.9% (c)
  Without expense reductions............       2.56%       2.60%       2.62%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

                                                   ADVISOR CLASS+++
                                          -----------------------------------

                                               YEAR ENDED        JUNE 1, 1995
                                               OCTOBER 31,            TO
                                          ---------------------  OCTOBER 31,
                                          1997 (A)    1996 (A)       1995
                                          --------   ----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 17.94    $   15.40    $   15.95
                                          --------   ----------  ------------
Income from investment operations:
  Net investment income (loss)..........     0.19         0.17         0.09
  Net realized and unrealized gain
   (loss) on investments................     1.44         2.58        (0.64)
                                          --------   ----------  ------------
    Net increase (decrease) from
     investment operations..............     1.63         2.75        (0.55)
                                          --------   ----------  ------------
Distributions to shareholders:
  From net investment income............       --        (0.14)          --
  From net realized gain on
   investments..........................       --           --           --
  In excess of net investment income....       --        (0.07)          --
                                          --------   ----------  ------------
    Total distributions.................       --        (0.21)          --
                                          --------   ----------  ------------
Net asset value, end of period..........  $ 19.57    $   17.94    $   15.40
                                          --------   ----------  ------------
                                          --------   ----------  ------------
Total investment return (d).............     8.91%       18.16%       (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   636    $     818    $     369
Ratio of net investment income (loss) to
 average net assets.....................     1.02%        0.96%        1.36 %(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................     1.46%        1.53%        1.61 %(c)
  Without expense reductions............     1.56%        1.60%        1.62 %(c)
Portfolio turnover rate++++.............      130%         101%         125 %
Average commission rate per share paid
 on portfolio transactions++++..........  $0.0007    $  0.0005          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F12

                      GT GLOBAL LATIN AMERICA GROWTH FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1997, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in

                                      F13

                      GT GLOBAL LATIN AMERICA GROWTH FUND

accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $32,165,965 were on loan to brokers. The loans were secured by cash collateral of $34,658,600. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund received $315,802 of income from securities lending which was used to reduce custodian and administrative expenses.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $3,238,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,810,915, with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $98,132, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds Portfolios' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1997, GT Global retained $50,871 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $282 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $923,487. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor.

                                      F14

                      GT GLOBAL LATIN AMERICA GROWTH FUND

All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $439,672,522 and $508,014,202. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,1997              OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   46,171,230  $ 937,785,689   76,364,877  $ 1,304,172,875
Shares issued in connection with reinvestment of
  distributions...................................           --             --       66,851        1,023,814
                                                    -----------  -------------  -----------  ---------------
                                                     46,171,230    937,785,689   76,431,728    1,305,196,689
Shares repurchased................................  (47,874,889)  (980,118,186) (78,414,835)  (1,346,357,898)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (1,703,659) $ (42,332,497)  (1,983,107) $   (41,161,209)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS B                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   14,424,170  $ 299,346,687   13,503,991  $   230,324,732
Shares issued in connection with reinvestment of
  distributions...................................           --             --        6,914          105,073
                                                    -----------  -------------  -----------  ---------------
                                                     14,424,170    299,346,687   13,510,905      230,429,805
Shares repurchased................................  (15,210,392)  (316,506,347) (14,627,921)    (250,064,111)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (786,222) $ (17,159,660)  (1,117,016) $   (19,634,306)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
ADVISOR CLASS                                         SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,448,623  $  29,968,381      932,074  $    16,161,478
Shares issued in connection with reinvestment of
  distributions...................................           --             --          408            6,223
                                                    -----------  -------------  -----------  ---------------
                                                      1,448,623     29,968,381      932,482       16,167,701
Shares repurchased................................   (1,461,777)   (30,469,185)    (910,792)     (15,778,640)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      (13,154) $    (500,804)      21,690  $       389,061
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the year with companies that were affiliates are as follows:

                                                                               NET
                                                                             REALIZED
                                                    PURCHASES     SALES        GAIN     DIVIDEND
AFFILIATES                                             COST      PROCEEDS     (LOSS)     INCOME
--------------------------------------------------  ----------  ----------  ----------  --------
Compania Boliviana de Energia Electrica...........  $       --  $9,666,400  $2,805,315  $ 44,960
Sanluis Corporacion, S.A. de C.V..................          --   5,738,935   2,214,183   318,107

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $45,431 under these arrangements.

                                      F16

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                         AIM LATIN AMERICAN GROWTH FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



[LOGO]NO DEALER, SALES REPRESENTATIVE OR  OTHER PERSON HAS BEEN AUTHORIZED  TO
  GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM LATIN AMERICAN GROWTH FUND, A I M ADVISORS,
  INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      LATSA703MC

                           AIM EMERGING MARKETS FUND



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Emerging Markets Fund ("Fund"). The Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated June 1, 1998. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for, the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     25
Valuation of Fund Shares.................................................................................................     27
Information Relating to Sales and Redemptions............................................................................     29
Taxes....................................................................................................................     33
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     41
Financial Statements.....................................................................................................     43



[LOGO]


                   Statement of Additional Information Page 1

                           AIM EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.

In determining what countries constitute emerging markets, the Sub-adviser will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF EQUITY INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies in emerging markets for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may

                   Statement of Additional Information Page 2

                           AIM EMERGING MARKETS FUND

purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and the Sub-adviser waive their advisory fees to the extent that such fees are based on assets of the Fund invested in Affiliated Funds. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

                   Statement of Additional Information Page 3

                           AIM EMERGING MARKETS FUND

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will segregate with a custodian cash or other liquid securities

                   Statement of Additional Information Page 4

                           AIM EMERGING MARKETS FUND
in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

TEMPORARY DEFENSIVE STRATEGIES
The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.


The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investor Services Inc. ("Moody's") or, if not rated, determined by the Sub-adviser to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.


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                           AIM EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

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                           AIM EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

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                           AIM EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

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                           AIM EMERGING MARKETS FUND

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

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                           AIM EMERGING MARKETS FUND
security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased

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                           AIM EMERGING MARKETS FUND
to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

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                           AIM EMERGING MARKETS FUND
matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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                           AIM EMERGING MARKETS FUND

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1993 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-


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                           AIM EMERGING MARKETS FUND

adviser, in accordance with procedures approved by the Company's Board of Directors. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security:
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage  of  illiquid  securities  held  by  the  Fund  increases  above  the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii)  certain  national  policies  which  may  restrict  the  Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with

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                           AIM EMERGING MARKETS FUND
neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

Several of the Asia Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devaluated and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

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                           AIM EMERGING MARKETS FUND

    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investment by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In

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                           AIM EMERGING MARKETS FUND
addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


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                           AIM EMERGING MARKETS FUND

                             INVESTMENT LIMITATIONS

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The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;


        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (7) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

                  Statement of Additional Information Page 19

                           AIM EMERGING MARKETS FUND

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales

                  Statement of Additional Information Page 20

                           AIM EMERGING MARKETS FUND
are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid aggregate brokerage commissions of $3,274,528, $3,648,347 and $3,307,402, respectively.


PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1997 and 1996, the Fund's portfolio turnover rates were 150% and 104%, respectively.

                  Statement of Additional Information Page 21

                           AIM EMERGING MARKETS FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director,
Director, Chairman of the Board and President  GT Global since 1991; Senior Vice President and Director of Sales and Marketing,
50 California Street                           GT Global from May 1992 to April 1995; Vice President and Director of Marketing,
San Francisco, CA 94111                        GT Global from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international LGT companies) Advisory Board since January
                                               1996; Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                               President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice
                                               President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                               November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act, that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 22

                           AIM EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------

John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and                             Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                           Director, President and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust AG since October 1996; Senior Vice President, General
San Francisco, CA 94111                        Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY), Inc., GT
                                               Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.



Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and Assistant Treasurer         President and Assistant Treasurer, Fund Management Company.


--------------

+    Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 23

                           AIM EMERGING MARKETS FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios, Inc., and AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised by AIM and sub-advised by the the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley who are not directors, officers or employees of the Sub-adviser or any other affiliated company received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-admininstered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension, or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 24

                           AIM EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the Fund's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Management Sub-Contract," and together with the Management Contract, the "Management Contracts"). As investment manager and administrator, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $3,907,922, $4,883,626 and $5,410,744, respectively.

Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate distribution contracts between the Company and AIM Distributors.



As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund shares; and providing such other information and services as the Fund or the customer may reasonably request.

                  Statement of Additional Information Page 25

                           AIM EMERGING MARKETS FUND

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.

AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

The following table discloses payments made by the Fund to their former distributor, GT Global, Inc. ("GT Global") under the prior plans of distribution during the Fund's fiscal year ended October 31, 1997:

                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended Oct. 31, 1997....................................................................   $   977,082   $   2,022,092


In approving the Plans, the Directors determined that the continuation of each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity on the part of GT Global, the Fund's former distributor, for the fiscal years ended October 31, 1997, 1996 and 1995:


                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCT. 31,                                                                    COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1997...............................................................................   $   181,914   $  39,500  $  142,414
1996...............................................................................       426,749     118,254     308,495
1995...............................................................................     1,652,309     230,239   1,422,070

                  Statement of Additional Information Page 26

                           AIM EMERGING MARKETS FUND


AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemption of Class B shares and certain Class A shares. For the fiscal years ended October 31, 1995, 1996 and 1997, GT Global, the
Fund's former distributor, collected CDSCs in the amount of $1,115,487, $1,287,272 and $1,594,794, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-adviser of $103,144, $125,349 and $33,216, respectively.

EXPENSES OF THE FUND
As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, CDRs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

                  Statement of Additional Information Page 27

                           AIM EMERGING MARKETS FUND

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.



Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


                  Statement of Additional Information Page 28

                           AIM EMERGING MARKETS FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment of Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant, at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (E.G., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer

                  Statement of Additional Information Page 29

                           AIM EMERGING MARKETS FUND

Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Code, as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section
401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLES are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results


                  Statement of Additional Information Page 30

                           AIM EMERGING MARKETS FUND

from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals

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                           AIM EMERGING MARKETS FUND
authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 32

                           AIM EMERGING MARKETS FUND

                                     TAXES

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GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U. S. government securities, securities of other RICs and other securities, with these securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax

                  Statement of Additional Information Page 33

                           AIM EMERGING MARKETS FUND
Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  it  distributes  that  income  to   its
shareholders.


If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-Market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gain from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by


                  Statement of Additional Information Page 34

                           AIM EMERGING MARKETS FUND

the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Emerging Markets Fund.


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                           AIM EMERGING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                      EMERGING MARKETS     EMERGING MARKETS
PERIOD                                                                                 FUND (CLASS A)       FUND (CLASS B)
-----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Oct. 31, 1997....................................................          (18.52)%             (19.16)%
Oct. 31, 1992 through Oct. 31, 1997................................................            2.30%                 n/a
April 1, 1993 (commencement of operations) through Oct. 31, 1997...................             n/a                 1.81%
May 18, 1992 (commencement of operations) through Oct. 31, 1997....................            1.57%                 n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                      EMERGING MARKETS     EMERGING MARKETS
PERIOD                                                                                 FUND (CLASS A)       FUND (CLASS B)
-----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Oct. 31, 1997....................................................          (14.45)%             (14.91)%
Oct. 31, 1992 through Oct. 31, 1997................................................            3.30%                 n/a
April 1, 1993 (commencement of operations) through Oct. 31, 1997...................             n/a                 2.21%
May 18, 1992 (commencement of operations) through Oct. 31, 1997....................            2.48%                 n/a

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

                  Statement of Additional Information Page 36

                           AIM EMERGING MARKETS FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                       EMERGING MARKETS       EMERGING MARKETS
PERIOD                                                                                  FUND (CLASS A)         FUND (CLASS B)
-----------------------------------------------------------------------------------  ---------------------  ---------------------
April 1, 1993 (commencement of operations) through Oct. 31, 1997...................              n/a                  10.55%
May 18, 1992 (commencement of operations) through Oct. 31, 1997....................            14.32%                   n/a

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                       EMERGING MARKETS       EMERGING MARKETS
PERIOD                                                                                  FUND (CLASS A)         FUND (CLASS B)
-----------------------------------------------------------------------------------  ---------------------  ---------------------
April 1, 1993 (commencement of operations) through Oct. 31, 1997...................              n/a                   8.55%
May 18, 1992 (commencement of operations) through Oct. 31, 1997....................             8.89%                   n/a

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

                  Statement of Additional Information Page 37

                           AIM EMERGING MARKETS FUND

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does

                  Statement of Additional Information Page 38

                           AIM EMERGING MARKETS FUND
not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and AIM Distributors will quote information including but not limited to data regarding: individual countries, regions, companies, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

                  Statement of Additional Information Page 39

                           AIM EMERGING MARKETS FUND

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Fund's investment objectives will be achieved.


                  Statement of Additional Information Page 40

                           AIM EMERGING MARKETS FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:


        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

        1.  An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3.  There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 41

                           AIM EMERGING MARKETS FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.


    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc., rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Statement of Additional Information Page 42

                           AIM EMERGING MARKETS FUND

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 43

                        GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and
Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (18.6%)
  LUKoil Holding - ADR{\/} .................................   RUS             68,826   $  5,764,178         2.4
    OIL
  Sasol Ltd. ...............................................   SAFR           402,507      4,853,515         2.0
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ...........   BRZL        22,113,561      4,112,192         1.7
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ...   BRZL            85,389      3,415,560         1.4
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ..........................   VENZ         2,529,153      3,324,761         1.4
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A.-Eletrobras "B" -
   ADR{\/} .................................................   BRZL           133,855      2,944,810         1.2
    ELECTRICAL & GAS UTILITIES
  Chilgener S.A. - ADR{\/} .................................   CHLE            88,263      2,383,101         1.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ...................................   CHLE            64,238      2,119,854         0.9
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ..........   CHLE           100,922      2,031,055         0.8
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ...................   BRZL         5,020,561      1,666,841         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ...............................   BRZL         6,360,473      1,627,044         0.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} .......................................   ARG             49,065      1,570,080         0.7
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ....................   PAK             49,150      1,535,938         0.6
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ...........   RUS             37,000      1,156,246         0.5
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} .............................   RUS            123,235      1,047,498         0.4
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign .................................................   THAI           101,800      1,038,259         0.4
    OIL
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} .......   HGRY            35,800        774,175         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ..................................   PHIL           236,700        728,308         0.3
    ELECTRICAL & GAS UTILITIES
  Mosenergo - 144A ADR{.} {\/} .............................   RUS             15,000        630,000         0.3
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign ........   THAI           329,100        548,500         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. .......................................   ARG             74,818        468,642         0.2
    OIL
  Tenaga Nasional Bhd. .....................................   MAL            194,000        419,585         0.2
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp. - ADR{\/} .....................   KOR             44,271        362,469         0.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - Reg. S GDR{c} ................................   IND             19,100        296,050         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. ..............................................   KOR              7,543        102,145          --
    OIL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (Continued)
  Guangdong Electric Power Development Co., Ltd. "B"+X+ ....   CHNA           127,800   $     72,084          --
    ENERGY SOURCES
  Pakistan State Oil Co., Ltd. .............................   PAK                 20            216          --
    OIL
                                                                                        ------------
                                                                                          44,993,106
                                                                                        ------------
Multi-Industry/Miscellaneous (16.1%)
  Barlow Ltd. ..............................................   SAFR           407,077      4,104,623         1.7
    CONGLOMERATE
  Anglo American Corporation of South Africa Ltd. ..........   SAFR            82,607      3,572,195         1.5
    CONGLOMERATE
  Delta Corporation Ltd. (subdivision)-/- ..................   ZBBW         2,187,074      3,114,504         1.3
    MULTI-INDUSTRY
  PT Telekomunikasi Indonesia ..............................   INDO         3,075,500      2,869,896         1.2
    MULTI-INDUSTRY
  Grupo Carso, S.A. de C.V. "A1" ...........................   MEX            396,200      2,519,547         1.0
    MULTI-INDUSTRY
  ITC Ltd.: ................................................   IND                 --             --         1.0
    MULTI-INDUSTRY
    Common .................................................   --             123,928      1,916,184          --
    GDR-/- {\/} ............................................   --              25,987        475,562          --
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ...........   UK             211,000      2,110,000         0.9
    COUNTRY FUNDS
  PT Gudang Garam ..........................................   INDO           625,500      1,777,187         0.7
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. ..........................   HK             623,000      1,708,616         0.7
    CONGLOMERATE
  Malaysian Resources Corp., Bhd. ..........................   MAL          2,556,000      1,520,240         0.6
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. ........................   HK             339,000      1,508,616         0.6
    MULTI-INDUSTRY
  Central Asia Regional Growth Fund-/- {\/} ................   IRE            156,000      1,485,120         0.6
    COUNTRY FUNDS
  NASR (El) City Company For Housing & Construction-/- .....   EGPT            18,870      1,304,195         0.5
    MISCELLANEOUS
  Billiton PLC-/- ..........................................   SAFR           395,102      1,158,199         0.5
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. ........................   MEX            145,432      1,128,622         0.5
    CONGLOMERATE
  John Keells Holdings Ltd. ................................   SLNKA          183,000        934,142         0.4
    MULTI-INDUSTRY
  Empresas La Moderna, S.A. de C.V. "A"-/- .................   MEX            186,000        913,293         0.4
    MULTI-INDUSTRY
  PT Bimantara Citra .......................................   INDO           965,000        887,047         0.4
    MULTI-INDUSTRY
  Romanian Growth Fund{\/} .................................   ROM             75,800        784,530         0.3
    COUNTRY FUNDS
  Koc Holding AS ...........................................   TRKY         1,827,500        687,480         0.3
    CONGLOMERATE
  Rembrandt Group Ltd. .....................................   SAFR            77,200        633,971         0.3
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd. - ADR{\/} ...........................   ISRL            22,315   $    476,983         0.2
    CONGLOMERATE
  PT Hanjaya Mandala Sampoerna .............................   INDO           262,000        457,953         0.2
    MULTI-INDUSTRY
  Discount Investment Corp. ................................   ISRL            12,474        339,811         0.1
    MULTI-INDUSTRY
  Quinenco S.A. - ADR-/- {\/} ..............................   CHLE            21,500        314,438         0.1
    CONGLOMERATE
  KEC International Ltd.-/- ................................   IND            160,500        162,280         0.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          38,865,234
                                                                                        ------------
Services (15.6%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ............   BRZL                --             --         3.0
    TELEPHONE NETWORKS
    ADR{\/} ................................................   --              37,332      3,789,198          --
    Common .................................................   --          38,472,813      3,419,767          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ..........   MEX            122,827      5,312,268         2.2
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/ } ................................................   VENZ            85,004      3,718,925         1.5
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ..................................   SAFR                --             --         1.4
    RETAILERS-OTHER
    Common .................................................   --           1,646,589      2,481,865          --
    "N" ....................................................   --             719,798        987,665          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} ........   CHLE            84,227      2,337,299         1.0
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} .......................   PERU           100,740      1,989,615         0.8
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: .....................................   MEX                 --             --         0.6
    RETAILERS-OTHER
    "C" ....................................................   --             593,000      1,029,760          --
    "A" ....................................................   --             275,000        506,527          --
    "B" ....................................................   --              26,656         53,248          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ...............................................   BRZL         7,509,655      1,362,419         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ...................   ARG             42,183      1,186,397         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ....   BRZL         3,388,663        885,282         0.4
    TELEPHONE NETWORKS
  TelecomAsia Corp. - Foreign-/- ...........................   THAI         1,521,400        681,224         0.3
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ..............................   CHLE            36,543        676,046         0.3
    RETAILERS-FOOD
  PT Indosat ...............................................   INDO           264,500        598,625         0.3
    TELECOM - OTHER
  Danubius Hotel and Spa Rt.-/- ............................   HGRY            19,037        595,762         0.2
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Services (Continued)
  PT Citra Marga Nusaphala Persada .........................   INDO         2,073,000   $    591,873         0.2
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ...........................   IND             84,400        588,062         0.2
    TELECOM - OTHER
  Portugal Telecom S.A. - Registered .......................   PORT            13,630        559,388         0.2
    TELEPHONE NETWORKS
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ............................................   PORT            14,423        539,017         0.2
    RETAILERS-OTHER
  Migros Turk T.A.S. .......................................   TRKY           479,400        503,132         0.2
    RETAILERS-FOOD
  Investec-Consultoria Internacional S.A.-/- ...............   PORT            15,692        490,933         0.2
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ...........................................   ISRL           127,545        367,036         0.2
    RETAILERS-FOOD
  Advanced Info. Service - Foreign .........................   THAI            68,300        366,985         0.2
    WIRELESS COMMUNICATIONS
  Indian Hotels Co., Ltd. ..................................   IND                 --             --         0.1
    LEISURE & TOURISM
    GDR-/- {\/} ............................................   --              20,200        348,450          --
    Common .................................................   --               3,000         48,573          --
  Konsortium Perkapalan Bhd. ...............................   MAL            182,000        341,694         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} ......   PAK              3,700        299,700         0.1
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. ..............................   HK             924,000        286,882         0.1
    TRANSPORTATION - ROAD & RAIL
  Vimpel-Communications - ADR-/- {\/} ......................   RUS              8,500        278,375         0.1
    WIRELESS COMMUNICATIONS
  BEC World Public Co., Ltd. - Foreign .....................   THAI            53,000        276,866         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ...................   PORT             4,141        270,885         0.1
    RETAILERS-OTHER
  Himachal Futuristic Communications Ltd. ..................   IND            450,000        241,423         0.1
    TELECOM - OTHER
  PT Matahari Putra Prima ..................................   INDO         1,109,000        216,240         0.1
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          38,227,406
                                                                                        ------------
Materials/Basic Industry (15.5%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ...............   MEX          1,012,344      4,461,588         1.8
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ...........   SAFR         6,948,244      3,611,353         1.5
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ......................   EGPT           169,935      3,526,151         1.5
    CEMENT
  Sappi Ltd. ...............................................   SAFR           427,859      2,713,035         1.1
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ............................   EGPT           104,210      2,199,138         0.9
    CEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Ameriyah Cement Co.-/- ...................................   EGPT            84,386   $  2,134,469         0.9
    CEMENT
  Industrias Penoles S.A. (CP) .............................   MEX            452,187      1,800,625         0.7
    METALS - NON-FERROUS
  Torah Portland Cement Co.-/- .............................   EGPT            60,900      1,665,794         0.7
    CEMENT
  De Beers Centenary AG - Linked Unit ......................   SAFR            68,900      1,644,432         0.7
    MISC. MATERIALS & COMMODITIES
  Apasco S.A. ..............................................   MEX            254,481      1,554,315         0.6
    CEMENT
  North Cairo Flour Mills-/- ...............................   EGPT            30,170      1,313,282         0.5
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- .....................................   EGPT             8,500      1,162,750         0.5
    BUILDING MATERIALS & COMPONENTS
  Pannonplast Rt. ..........................................   HGRY            18,188        999,145         0.4
    MISC. MATERIALS & COMMODITIES
  Pohang Iron & Steel Co., Ltd.: ...........................   KOR                 --             --         0.5
    METALS - STEEL
    ADR{\/} ................................................   --              52,475        852,719          --
    Common .................................................   --               2,580        114,060          --
  Paints & Chemical Industry-/- ............................   EGPT            20,500        687,413         0.3
    CHEMICALS
  Grupo Industrial Minera Mexico "L" .......................   MEX            231,300        686,975         0.3
    METALS - NON-FERROUS
  Cimpor-Cimentos de Portugal, SGPS S.A. ...................   PORT            23,585        597,004         0.2
    CEMENT
  Cosco Pacific Ltd. .......................................   HK             462,000        537,904         0.2
    PAPER/PACKAGING
  Hindalco Industries Ltd. .................................   IND             19,350        505,218         0.2
    METALS - NON-FERROUS
  Siam Cement Co., Ltd. - Foreign ..........................   THAI            57,200        486,627         0.2
    CEMENT
  Israel Chemicals Ltd. ....................................   ISRL           386,976        485,117         0.2
    CHEMICALS
  Maanshan Iron and Steel Co. "H"+X+ .......................   CHNA         2,874,000        457,312         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ........   CHLE             8,500        440,938         0.2
    CHEMICALS
  PT Aneka Tambang-/- ......................................   INDO           940,000        366,574         0.2
    METALS - NON-FERROUS
  Dhan Fibres Ltd.-/- ......................................   PAK          4,273,000        325,286         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- .......................   TRKY         3,564,000        306,035         0.1
    GLASS
  HI Cement Corp. ..........................................   PHIL         3,197,000        291,464         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. ............................   PAK             85,412        269,787         0.1
    CHEMICALS
  Agros Holding S.A.-/- ....................................   POL             11,876        249,123         0.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Cahya Mata Sarawak Bhd. ..................................   MAL            229,000   $    222,878         0.1
    BUILDING MATERIALS & COMPONENTS
  Compania de Minas Buenaventura S.A. - ADR{\/} ............   PERU            11,800        211,663         0.1
    METALS - NON-FERROUS
  PT Indah Kiat Pulp & Paper Corp. Tbk .....................   INDO           517,000        198,015         0.1
    PAPER/PACKAGING
  Associated Cement Cos., Ltd. .............................   IND              5,086        163,542         0.1
    CEMENT
  Fauji Fertilizer Co., Ltd. ...............................   PAK             71,900        160,119         0.1
    MISC. MATERIALS & COMMODITIES
  Dewan Salman Fibre Ltd.-/- ...............................   PAK                  4              3          --
    CHEMICALS
                                                                                        ------------
                                                                                          37,401,853
                                                                                        ------------
Finance (15.1%)
  State Bank of India Ltd. .................................   IND            646,650      4,679,037         1.9
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ...................   BRZL       155,867,458      3,956,070         1.6
    BANKS-MONEY CENTER
  ABSA Group Ltd. ..........................................   SAFR           631,687      3,742,844         1.5
    BANKS-REGIONAL
  Egyptian American Bank SAE-/- ............................   EGPT            72,790      2,344,266         1.0
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} .................................................   CHLE           114,258      1,913,822         0.8
    INVESTMENT MANAGEMENT
  Malayan Banking Bhd. .....................................   MAL            401,800      1,556,990         0.6
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} .................................................   PAN             36,337      1,444,396         0.6
    OTHER FINANCIAL
  Global Menkul Degerler AS-/- .............................   TRKY        60,574,257      1,403,558         0.6
    SECURITIES BROKER
  Banco de A. Edwards - ADR{\/} ............................   CHLE            74,184      1,288,947         0.5
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} .................................   PERU            67,200      1,205,400         0.5
    BANKS-MONEY CENTER
  Aksigorta A.S. ...........................................   TRKY        14,655,000      1,138,555         0.5
    INSURANCE - MULTI-LINE
  Commercial International Bank ............................   EGPT                --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} .......................................   --              37,000        804,750          --
    Common .................................................   --              14,000        323,853          --
  Liberty Life Association of Africa Ltd. ..................   SAFR            36,900        920,582         0.4
    INSURANCE-LIFE
  Banco Frances del Rio de la Plata S.A. - ADR{\/} .........   ARG             34,978        861,333         0.4
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ..........................   TRKY         8,527,300        825,208         0.3
    BANKS-MONEY CENTER
  Kookmin Bank - GDR-/- {\/} ...............................   KOR            100,650        644,160         0.3
    BANKS-MONEY CENTER
  BPI-SGPS S.A. ............................................   PORT            27,269        613,475         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Finance (Continued)
  Thai Farmers Bank Public Co., Ltd. - Foreign .............   THAI           205,700   $    562,861         0.2
    BANKS-REGIONAL
  SM Prime Holdings, Inc. ..................................   PHIL         2,860,800        505,326         0.2
    REAL ESTATE
  Yapi ve Kredi Bankasi AS .................................   TRKY        16,419,347        501,299         0.2
    BANKS-REGIONAL
  C.G. Smith Ltd. ..........................................   SAFR           109,100        476,320         0.2
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ..............................................   SAFR            22,000        461,954         0.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd. .......................................   ISRL           191,250        452,638         0.2
    BANKS-REGIONAL
  Metroplex Bhd. ...........................................   MAL          1,242,000        432,779         0.2
    REAL ESTATE
  JSC Kazkommertsbank Co. - GDR-/- {\/} ....................   KAZ             19,530        410,130         0.2
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ...........................   PAK            379,600        388,174         0.2
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ...................................   ISRL           242,645        372,565         0.2
    BANKS-REGIONAL
  Turkiye Garanti Bankasi AS ...............................   TRKY         6,533,800        338,410         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. .........................................   POL              5,773        336,758         0.1
    BANKS-MONEY CENTER
  Belle Corp.-/- ...........................................   PHIL         3,542,000        322,917         0.1
    REAL ESTATE
  Ayala Land, Inc. "B" .....................................   PHIL           670,000        262,464         0.1
    REAL ESTATE
  Banco Santander Chile - ADR{\/} ..........................   CHLE            18,800        244,400         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ................   THAI           273,000        237,687         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. ........................   MAL             79,100        142,565         0.1
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign ..................   THAI            39,600        137,910         0.1
    BANKS-MONEY CENTER
  C & P Homes, Inc. ........................................   PHIL         1,487,000        112,266         0.1
    REAL ESTATE
  HDFC Bank Ltd. ...........................................   IND                500          1,118          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp.-/- .....................   IND                  5            422          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          36,368,209
                                                                                        ------------
Consumer Non-Durables (9.0%)
  South African Breweries Ltd. .............................   SAFR           158,112      4,207,554         1.7
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" .............   MEX            530,710      3,749,927         1.5
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Consumer Non-Durables (Continued)
  Gruma S.A. "B"-/- ........................................   MEX            678,283   $  2,664,393         1.1
    FOOD
  Eastern Tobacco Co.-/- ...................................   EGPT            99,245      2,488,422         1.0
    TOBACCO
  Companhia Cervejaria Brahma Preferred ....................   BRZL         3,909,129      2,446,752         1.0
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ....................................   SAFR           123,000      1,764,449         0.7
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} ......   EGPT            48,235      1,326,463         0.5
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ..................   CHLE            51,047      1,046,464         0.4
    BEVERAGES - NON-ALCOHOLIC
  San Miguel Corp. "B" .....................................   PHIL           877,800        987,838         0.4
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. ADR{\/} .................   CHLE            30,046        732,371         0.3
    BEVERAGES - ALCOHOLIC
  Graboplast Rt. (Australian Certificates) .................   HGRY            10,319        556,323         0.2
    OTHER CONSUMER GOODS
  Kuala Lumpur Kepong Bhd. .................................   MAL            108,000        259,537         0.1
    OTHER CONSUMER GOODS
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ................   POL              3,416        255,218         0.1
    BEVERAGES - ALCOHOLIC
  La Tondena Distillers, Inc. ..............................   PHIL           149,400         91,513          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          22,577,224
                                                                                        ------------
Technology (3.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ...........   TWN            695,564      8,503,270         3.5
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. .........................   ISRL             2,159        312,828         0.1
    SEMICONDUCTORS
  LG Information & Communication ...........................   KOR              1,956        112,470         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           8,928,568
                                                                                        ------------
Capital Goods (2.5%)
  New World Infrastructure Ltd.-/- .........................   HK             929,000      1,838,771         0.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings ......................   HK             586,000      1,516,171         0.6
    CONSTRUCTION
  United Engineers Ltd. ....................................   MAL            318,000        754,641         0.3
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} ..............................   RUS             48,200        650,700         0.3
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ..................................   KOR             86,000        501,667         0.2
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. .............................   POL             45,830        431,961         0.2
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} ..........................   ISRL             9,100        251,388         0.1
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Capital Goods (Continued)
  Sungmi Telecom Electronics Co. ...........................   KOR                189   $      9,247          --
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ..............................   IND              6,200            853          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           5,955,399
                                                                                        ------------
Consumer Durables (2.3%)
  Bajaj Auto Ltd. - GDR{\/} ................................   IND             81,000      1,441,800         0.6
    AUTO PARTS
  Arcelik AS ...............................................   TRKY         9,393,800      1,049,901         0.4
    APPLIANCES & HOUSEHOLD DURABLES
  Qingling Motors Co., Ltd.+X+ .............................   CHNA         1,475,000        963,616         0.4
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. ................   IND            107,410        941,208         0.4
    AUTOMOBILES
  Samsung Electronics Co.: .................................   KOR                 --             --         0.3
    CONSUMER ELECTRONICS
    Common .................................................   --              14,801        586,279          --
    144A GDR{.} -/- {\/} ...................................   --               8,200        166,050          --
  PT Astra International, Inc. .............................   INDO           592,000        441,114         0.2
    AUTOMOBILES
                                                                                        ------------
                                                                                           5,589,968
                                                                                        ------------
Health Care (1.8%)
  Ranbaxy Laboratories Ltd. ................................   IND             75,000      1,460,918         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ...................   HGRY            14,046      1,306,278         0.5
    PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd. ......................   ISRL            16,640        774,717         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ................................................   EGPT            10,000        723,529         0.3
    PHARMACEUTICALS
  PT Kalbe Farma ...........................................   INDO           524,000        321,114         0.1
    PHARMACEUTICALS
  Core Healthcare ..........................................   IND                 50             20          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           4,586,576
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $277,841,143) ...............                             243,493,543       100.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                        COUNTRY       RIGHTS        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ...........   INDO                --        123,565         0.1
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 ................................................   BRZL                --            224          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) .....................................                                 123,789         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                      COUNTRY      WARRANTS       (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ..............   PHIL           708,400   $        131          --
    OIL
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $277,841,143)  * ...................                             243,617,463       100.3
Other Assets and Liabilities ...............................                                (716,414)       (0.3)
                                                                                        ------------       -----

NET ASSETS .................................................                            $242,901,049       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        +X+  Denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $279,135,649 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,948,897
                 Unrealized depreciation:           (53,467,083)
                                                  -------------
                 Net unrealized depreciation:     $ (35,518,186)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.8                                   1.8
Brazil (BRZL/BRL) ....................   12.3                                  12.3
Chile (CHLE/CLP) .....................    6.4                                   6.4
China (CHNA/RMB) .....................    0.6                                   0.6
Egypt (EGPT/EGP) .....................    9.0                                   9.0
Hong Kong (HK/HKD) ...................    3.0                                   3.0
Hungary (HGRY/HUF) ...................    1.6                                   1.6
India (IND/INR) ......................    5.4                                   5.4
Indonesia (INDO/IDR) .................    3.7         0.1                       3.8
Ireland (IRE/IEP) ....................    0.6                                   0.6
Israel (ISRL/ILS) ....................    1.6                                   1.6
Kazakhstan (KAZ/KTS) .................    0.2                                   0.2
Korea (KOR/KRW) ......................    1.6                                   1.6
Malaysia (MAL/MYR) ...................    2.3                                   2.3
Mexico (MEX/MXN) .....................   10.7                                  10.7
Pakistan (PAK/PKR) ...................    1.2                                   1.2
Panama (PAN/PND) .....................    0.6                                   0.6
Peru (PERU/PES) ......................    1.4                                   1.4
Philippines (PHIL/PHP) ...............    1.3                                   1.3
Poland (POL/PLZ) .....................    0.5                                   0.5
Portugal (PORT/PTE) ..................    1.2                                   1.2
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    4.0                                   4.0
South Africa (SAFR/ZAR) ..............   15.4                                  15.4
Sri Lanka (SLNKA/LKR) ................    0.4                                   0.4
Taiwan (TWN/TWD) .....................    3.5                                   3.5
Thailand (THAI/THB) ..................    1.8                                   1.8
Turkey (TRKY/TRL) ....................    2.7                                   2.7
United Kingdom (UK/GBP) ..............    0.9                                   0.9
United States (US/USD) ...............                              (0.3)      (0.3)
Venezuela (VENZ/VEB) .................    2.9                                   2.9
Zimbabwe (ZBBW/ZWD) ..................    1.3                                   1.3
                                        ------      -----          -----      -----
Total  ...............................  100.2         0.1           (0.3)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $242,901,049.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $277,841,143) (Note 1)..........................  $243,617,463
  U.S. currency.................................................................  $  136,655
  Foreign currencies (cost $10,678,505).........................................  10,060,667   10,197,322
                                                                                  ----------
  Receivable for securities sold............................................................    7,396,760
  Receivable for Fund shares sold...........................................................    1,950,008
  Dividends receivable......................................................................      337,748
                                                                                              -----------
    Total assets............................................................................  263,499,301
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,193,150
  Payable for loan outstanding (Note 1).....................................................    6,184,000
  Payable for Fund shares repurchased.......................................................    1,396,848
  Payable for investment management and administration fees (Note 2)........................      246,040
  Payable for service and distribution expenses (Note 2)....................................      199,887
  Payable for printing and postage expenses.................................................      140,103
  Payable for transfer agent fees (Note 2)..................................................      104,492
  Payable for custodian fees (Note 1).......................................................       43,774
  Payable for professional fees.............................................................       42,768
  Payable for registration and filing fees..................................................       23,221
  Payable for fund accounting fees (Note 2).................................................        6,498
  Payable for Directors' fees and expenses (Note 2).........................................        4,348
  Other accrued expenses....................................................................       13,123
                                                                                              -----------
    Total liabilities.......................................................................   20,598,252
                                                                                              -----------
Net assets..................................................................................  $242,901,049
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($113,318,585 DIVIDED BY 9,291,855 shares
 outstanding)...............................................................................  $     12.20
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $12.20) *....................................  $     12.81
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($127,658,086 DIVIDED BY 10,694,937 shares
 outstanding)...............................................................................  $     11.94
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,924,378
 DIVIDED BY 156,831 shares outstanding).....................................................  $     12.27
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $289,238,339
  Accumulated net realized loss on investments and foreign currency transactions............  (11,492,948)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (620,662)
  Net unrealized depreciation of investments................................................  (34,223,680)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $242,901,049
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $260,697)..............................  $ 7,205,935
  Interest income...........................................................................    1,168,490
                                                                                              -----------
    Total investment income.................................................................    8,374,425
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,907,922
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   977,082
    Class B....................................................................    2,022,092    2,999,174
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,516,844
  Custodian fees (Note 1)...................................................................      349,533
  Printing and postage expenses.............................................................      237,674
  Registration and filing fees..............................................................      113,378
  Fund accounting fees (Note 2).............................................................      103,144
  Audit fees................................................................................       72,348
  Legal fees................................................................................       35,687
  Amortization of organization costs (Note 1)...............................................       16,342
  Directors' fees and expenses (Note 2).....................................................       13,636
  Other expenses (Note 1)...................................................................      385,661
                                                                                              -----------
    Total expenses before reductions........................................................    9,751,343
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (326,286)
                                                                                              -----------
    Total net expenses......................................................................    9,425,057
                                                                                              -----------
Net investment loss.........................................................................   (1,050,632)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   29,128,765
  Net realized loss on foreign currency transactions...........................   (3,014,870)
                                                                                 -----------
    Net realized gain during the year.......................................................   26,113,895
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (282,179)
  Net change in unrealized depreciation of investments.........................  (52,070,476)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (52,352,655)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (26,238,760)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(27,289,392)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL EMERGING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $   (1,050,632) $    2,628,437
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................      26,113,895      (5,528,958)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        (282,179)         31,246
  Net change in unrealized appreciation (depreciation) of investments......     (52,070,476)     22,530,391
                                                                             --------------  --------------
    Net increase (decrease) in net assets resulting from operations........     (27,289,392)     19,661,116
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................         (37,319)             --
  In excess of net investment income.......................................        (104,807)             --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................          (4,161)             --
  In excess of net investment income.......................................         (11,686)             --
                                                                             --------------  --------------
    Total distributions....................................................        (157,973)             --
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   1,140,272,411   1,443,673,824
  Decrease from capital shares repurchased.................................  (1,314,030,266) (1,499,221,358)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (173,757,855)    (55,547,534)
                                                                             --------------  --------------
Total decrease in net assets...............................................    (201,205,220)    (35,886,418)
Net assets:
  Beginning of year........................................................     444,106,269     479,992,687
                                                                             --------------  --------------
  End of year *............................................................  $  242,901,049  $  444,106,269
                                                                             --------------  --------------
                                                                             --------------  --------------
  * Includes undistributed net investment income of........................  $           --  $       41,480
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

                                      F15

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.26   $   13.85   $   18.81   $   14.42   $   11.10
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         --        0.11        0.13       (0.02)       0.02*
  Net realized and unrealized gain
   (loss) on investments................      (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)         --
  In excess of net investment income....      (0.01)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.20   $   14.26   $   13.85   $   18.81   $   14.42
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 113,319   $ 224,964   $ 252,457   $ 417,322   $ 187,808
Ratio of net investment income (loss) to
 average net assets.....................      (0.01)%      0.76%       0.89%      (0.11)%       0.1%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.10%       1.96%       2.12%       2.06%        2.4%*
  Without expense reductions............       2.18%       2.08%       2.14%        N/A         N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                        GT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B++
                                          -----------------------------------------------------------
                                                                                           APRIL 1,
                                                                                             1993
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.02   $   13.68   $   18.68   $   14.39    $   11.47
                                          ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)..........      (0.08)       0.04        0.06       (0.12)        0.00**
  Net realized and unrealized gain
   (loss) on investments................      (2.00)       0.30       (4.29)       4.67         2.92
                                          ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from
     investment operations..............      (2.08)       0.34       (4.23)       4.55         2.92
                                          ----------  ----------  ----------  ----------  -----------
Distributions to shareholders:
  From net investment income............         --          --          --          --           --
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)          --
  In excess of net investment income....         --          --          --          --           --
                                          ----------  ----------  ----------  ----------  -----------
    Total distributions.................         --          --       (0.77)      (0.26)          --
                                          ----------  ----------  ----------  ----------  -----------
Net asset value, end of period..........  $   11.94   $   14.02   $   13.68   $   18.68    $   14.39
                                          ----------  ----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  ----------  -----------

Total investment return (c).............     (14.91)%      2.49%     (23.37)%     31.77%        25.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,658   $ 216,004   $ 225,861   $ 291,289    $  32,318
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%      0.26%       0.39%      (0.61)%       (0.4)%**(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.60%       2.46%       2.62%       2.56%         2.9%**(a)
  Without expense reductions............       2.68%       2.58%       2.64%        N/A          N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%          99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A          N/A


                                                      ADVISOR CLASS+++
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)      1996 (D)        1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.38       $   13.88     $   14.71
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      0.05            0.18          0.08
  Net realized and unrealized gain
   (loss) on investments................     (2.05)           0.32         (0.91)
                                          -----------   -----------  -------------
    Net increase (decrease) from
     investment operations..............     (2.00)           0.50         (0.83)
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.03)             --            --
  From net realized gain on
   investments..........................        --              --            --
  In excess of net investment income....     (0.08)             --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.11)             --            --
                                          -----------   -----------  -------------
Net asset value, end of period..........   $ 12.27       $   14.38     $   13.88
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............    (14.05)%          3.60%        (5.71)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,924       $   3,139     $   1,675
Ratio of net investment income (loss) to
 average net assets.....................      0.49%           1.26%         1.39%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.60%           1.46%         1.62%(a)
  Without expense reductions............      1.68%           1.58%         1.64%(a)
Portfolio turnover rate++++.............       150%            104%          114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0015       $  0.0040           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F18

                        GT GLOBAL EMERGING MARKETS FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $17,629,705 were on loan to brokers. The loans were secured by cash collateral of $18,687,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1997, the Fund received fees of $186,729 which were used to reduce the Fund's custodian and administrative expenses.

                                      F19

                        GT GLOBAL EMERGING MARKETS FUND

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses were being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $6,184,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $9,375,490 with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $165,714, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $39,500 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $13,158 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $1,581,636. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F20

                        GT GLOBAL EMERGING MARKETS FUND

Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the period then ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $551,048,488 and $663,636,335 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F21

                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   57,294,454  $ 859,844,827   75,574,030  $1,106,260,084
Shares issued in connection with
  reinvestment of distributions.........        8,654        123,333           --             --
                                          -----------  -------------  -----------  -------------
                                           57,303,108    859,968,160   75,574,030  1,106,260,084
Shares repurchased......................  (63,783,507)  (962,241,730) (78,034,654) (1,146,692,253)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (6,480,399) $(102,273,570)  (2,460,624) $ (40,432,169)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   16,394,355  $ 245,887,976   22,439,885  $ 323,192,109
Shares repurchased......................  (21,109,926)  (316,251,415) (23,539,619)  (339,644,019)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (4,715,571) $ (70,363,439)  (1,099,734) $ (16,451,910)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    2,213,447  $  34,400,471      966,362  $  14,221,631
Shares issued in connection with
  reinvestment of distributions.........        1,106         15,804           --             --
                                          -----------  -------------  -----------  -------------
                                            2,214,553     34,416,275      966,362     14,221,631
Shares repurchased......................   (2,275,943)   (35,537,121)    (868,859)   (12,885,086)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (61,390) $  (1,120,846)      97,503  $   1,336,545
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $139,557 under these arrangements.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the period with companies that are or were affiliates are as follows:

                                                                                                                  NET
                                                                                            PURCHASES  SALES    REALIZED  DIVIDEND
                                                                                              COST    PROCEEDS    GAIN     INCOME
                                                                                            --------  --------  --------  --------
Sun Brewing Ltd. - 144A GDR...............................................................        --        --        --        --

                                      F22

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                           AIM EMERGING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



[LOGO]NO DEALER, SALES REPRESENTATIVE OR  OTHER PERSON HAS BEEN AUTHORIZED  TO
  GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM EMERGING MARKETS FUND, AIM INVESTMENT FUNDS, INC., A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   EMESA703   MC

                          AIM DEVELOPING MARKETS FUND



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Developing Markets Fund (the "Fund"). The Fund is a
non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      7
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     30
Information Relating to Sales and Redemptions............................................................................     31
Taxes....................................................................................................................     35
Additional Information...................................................................................................     38
Investment Results.......................................................................................................     39
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46


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                   Statement of Additional Information Page 1

                          AIM DEVELOPING MARKETS FUND

                           INVESTMENT OBJECTIVES AND
                                    POLICIES

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INVESTMENT OBJECTIVES
The primary investment objective of the Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United States. In determining which countries constitute emerging markets, the Sub-adviser will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies in emerging markets for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act"), from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the 1940 Act. These limitations currently provide

                   Statement of Additional Information Page 2

                          AIM DEVELOPING MARKETS FUND
that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue

                   Statement of Additional Information Page 3

                          AIM DEVELOPING MARKETS FUND
to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


                   Statement of Additional Information Page 4

                          AIM DEVELOPING MARKETS FUND

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

YANKEE BONDS
The Fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

TEMPORARY DEFENSIVE STRATEGIES
The Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The Fund may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

PREMIUM SECURITIES
The Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the

                   Statement of Additional Information Page 5

                          AIM DEVELOPING MARKETS FUND
purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES
The Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS
The Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Objectives and Policies -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES
Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FLOATING AND VARIABLE RATE INCOME SECURITIES
Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

SWAPS, CAPS, FLOORS AND COLLARS
The Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for

                   Statement of Additional Information Page 6

                          AIM DEVELOPING MARKETS FUND
managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other

                   Statement of Additional Information Page 7

                          AIM DEVELOPING MARKETS FUND
    party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

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                          AIM DEVELOPING MARKETS FUND

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or

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currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or an (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it

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receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of

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the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market

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risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money"if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a

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foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally

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consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
The  Fund  may  invest up  to  15% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not

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seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With  respect  to liquidity  determinations  generally, the  Company's  Board of
Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

    RELIGIOUS AND ETHNIC STABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

                  Statement of Additional Information Page 16

                          AIM DEVELOPING MARKETS FUND

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign

                  Statement of Additional Information Page 17

                          AIM DEVELOPING MARKETS FUND
securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations

                  Statement of Additional Information Page 18

                          AIM DEVELOPING MARKETS FUND

on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.


    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Fund.

Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

                  Statement of Additional Information Page 19

                          AIM DEVELOPING MARKETS FUND

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign  debtor  may  be  subject.  Sovereign  debtors  may  default  on their
Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American

                  Statement of Additional Information Page 20

                          AIM DEVELOPING MARKETS FUND
countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate  losses or  profits. There  is substantially  less  publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. government. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

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                             INVESTMENT LIMITATIONS

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The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. As defined in the 1940 Act and as used in this Statement of Additional Information a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented and (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted the following fundamental investment limitations that may not be changed without approval of a majority of its outstanding voting securities.

The Fund may not:

        (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;


        (5) purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or


        (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy of the Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.

                  Statement of Additional Information Page 21

                          AIM DEVELOPING MARKETS FUND


In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), the Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Company's Board of Directors to the extent necessary to comply with changes to applicable tax requirements.



The following investment policy of the Fund is not a fundamental policy and may be changed by vote of the Company's Board of Directors without shareholder approval: The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


                  Statement of Additional Information Page 22

                          AIM DEVELOPING MARKETS FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject  to  policies  established  by the  Company's  Board  of  Directors, the
Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation

                  Statement of Additional Information Page 23

                          AIM DEVELOPING MARKETS FUND
of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For  the fiscal years  ended December 31,  1997, 1996 and  1995, the Predecessor
Fund  paid  aggregate  brokerage  commissions  of  $2,212,022,  $1,580,879   and
$1,311,090, respectively.

PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended December 31, 1997 and 1996, the Predecessor Fund's portfolio turnover rates were 184% and 138%, respectively.

                  Statement of Additional Information Page 24

                          AIM DEVELOPING MARKETS FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director,
Director, Chairman of the Board and President  GT Global since 1991; Senior Vice President and Director of Sales and Marketing,
50 California Street                           GT Global from May 1992 to April 1995; Vice President and Director of Marketing,
San Francisco, CA 94111                        GT Global from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international LGT companies) Advisory Board since January
                                               1996; Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                               President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice
                                               President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                               November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act, that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 25

                          AIM DEVELOPING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M
                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                      Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                         Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada
                                         Inc.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                         G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and
                                         Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and                       Assistant Treasurer, Fund Management Company.
Assistant Treasurer


------------------

+  Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 26

                          AIM DEVELOPING MARKETS FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios, AIM Floating Rate Fund, AIM Growth Series, AIM Series Trust, AIM Eastern Europe Fund, GT Global Variable
Investment  Trust,  GT Global  Variable  Investment Series,  Global  High Income
Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 27

                          AIM DEVELOPING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the
Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund, the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Predecessor Fund to the Sub-adviser during the Predecessor Fund's last three fiscal years:


PERIOD                                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1997.........................................................................   $ 7,383,823
Fiscal year ended December 31, 1996........................................................................   $ 7,864,840
Fiscal year ended December 31, 1995........................................................................   $ 6,878,640


DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors.



As described in the Prospectus, on May 29, 1998, the Company adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.


BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide

                  Statement of Additional Information Page 28

                          AIM DEVELOPING MARKETS FUND
services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.

AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.


In approving the Plans, the Directors determined that the adoption of each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.

AIM Distributors receives any contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized

                  Statement of Additional Information Page 29

                          AIM DEVELOPING MARKETS FUND
as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 30

                          AIM DEVELOPING MARKETS FUND

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are included at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant, at any time without penalty, upon written notice to the Fund or the Transfer Agent.

                  Statement of Additional Information Page 31

                          AIM DEVELOPING MARKETS FUND

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended, ("Code") as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code
Section 403(b)(7).



IRAs: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless you and your spouse's earnings exceed a certain level, you may also establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect to to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAs: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code

                  Statement of Additional Information Page 32

                          AIM DEVELOPING MARKETS FUND
Section  401(k)   plan.   SIMPLEs   are   not   subject   to   the   complicated
nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Shares of the Fund may be exchanged for shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998

Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM/GT Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM/GT Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the

                  Statement of Additional Information Page 33

                          AIM DEVELOPING MARKETS FUND
corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


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                          AIM DEVELOPING MARKETS FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief

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                          AIM DEVELOPING MARKETS FUND

Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal

                  Statement of Additional Information Page 36

                          AIM DEVELOPING MARKETS FUND
tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 37

                          AIM DEVELOPING MARKETS FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Developing Markets Fund.


                  Statement of Additional Information Page 38

                          AIM DEVELOPING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns of the Predecessor Fund (recomputed for Class A and Class B shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares and the deduction of the applicable contingent deferred sales charge for Class B shares), stated as average annualized total returns for the periods shown, were:

                                                                                   DEVELOPING     DEVELOPING
                                                                                  MARKETS FUND   MARKETS FUND
PERIOD                                                                             (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------  ------------   ------------
Fiscal year ended Oct. 31, 1997.................................................     (9.61)%        (9.68)%
Jan. 11, 1994 (commencement of operations) through Oct. 31, 1997................     (2.47)%        (1.90)%

NON-STANDARDIZED RETURNS In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns of the Predecessor Fund, stated as average annualized total returns for the periods shown, were:

PERIOD
--------------------------------------------------------------------------------
Fiscal year ended Oct. 31, 1997.................................................     (5.10)%
Jan. 11, 1994 (commencement of operations) through Oct. 31, 1997................     (1.21)%

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charge into account.

The aggregate Non-Standardized Return of the Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994 (commencement of operations) through October 31, 1997 was (4.53)%.

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                          AIM DEVELOPING MARKETS FUND

The aggregate Non-Standardized Returns of the Predecessor Fund (recomputed to take sales charges into account) stated as aggregate total returns for the periods shown, were:

                                                                                   DEVELOPING     DEVELOPING
                                                                                  MARKETS FUND   MARKETS FUND
PERIOD                                                                             (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------  ------------   ------------
Jan. 11, 1994 (commencement of operations) through Oct. 31, 1997................     (9.07)%        (7.04)%

OTHER INFORMATION REGARDING STANDARDIZED AND NON-STANDARDIZED RETURNS
The Standardized and Non-Standardized Return Data are based on the performance of the Predecessor Fund as a closed-end investment company. The Standardized Return Data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares and the deduction of the applicable deferred sales charge of 5.00% for Class B shares, both of which went into effect on November 1, 1997. Future performance of the Fund will be effected by expenses that it will incur as a series of an open-end investment company. An investor's actual return may also be affected by the Fund's 2% redemption fee, which will be imposed on certain redemptions and exchanges until May 1, 1998.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

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                          AIM DEVELOPING MARKETS FUND

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers Inc., Lehman Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Dean Witter, Discover & Co., Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM
Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

                  Statement of Additional Information Page 41

                          AIM DEVELOPING MARKETS FUND

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 42

                          AIM DEVELOPING MARKETS FUND

From time to time, the Fund and AIM Distributors will quote information regarding industry, individual countries, regions, world stock exchanges and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the AIM/GT Funds' investment objectives will be achieved.


                  Statement of Additional Information Page 43

                          AIM DEVELOPING MARKETS FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 44

                          AIM DEVELOPING MARKETS FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA  --  An  obligation  rated  "AA"  differs  from  the  highest   rated
    obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Statement of Additional Information Page 45

                          AIM DEVELOPING MARKETS FUND

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER RATINGS
The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Sub-adviser to be of comparable quality.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 46

                       GT GLOBAL DEVELOPING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GT Global Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of GT Global Developing Markets Fund (formerly G.T. Global Developing Markets Fund, Inc.), including the portfolio of investments, as of October 31, 1997, the related statement of operations for the ten months then ended and for the year ended December 31, 1996, the statements of changes in net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Developing Markets Fund as of October 31, 1997, the results of its operations for the ten months then ended and for the year ended December 31, 1996, the changes in its net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                       GT GLOBAL DEVELOPING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (13.0%)
  LUKoil Holding - ADR{\/} ................................   RUS              97,586   $  8,172,833         1.8
    OIL
  Sasol Ltd. ..............................................   SAFR            537,556      6,481,964         1.4
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..........   BRZL         27,126,040      5,044,302         1.1
    OIL
  C.A. La Electricidad de Caracas .........................   VENZ          3,443,139      4,526,264         1.0
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) -
   ADR{\/} ................................................   BRZL             94,834      3,793,360         0.8
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         0.8
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} ...........................................   --              118,958      2,617,076          --
    Preferred .............................................   --            2,112,000        913,846          --
  Chilgener S.A. - ADR{\/} ................................   CHLE            124,972      3,374,244         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ..................................   CHLE             94,858      3,130,314         0.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} .........   CHLE            127,657      2,569,097         0.6
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ......................................   ARG              68,960      2,206,720         0.5
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ...................   PAK              70,300      2,196,875         0.5
    ENERGY SOURCES
  Light - Participacoes S.A. ..............................   BRZL          7,485,850      1,914,922         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ..................   BRZL          5,322,290      1,767,016         0.4
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} ............................   RUS             174,640      1,484,440         0.3
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ................................................   THAI            138,800      1,415,622         0.3
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ..........   RUS              40,700      1,271,875         0.3
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" .................................   PHIL            361,110      1,111,108         0.2
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. .............   IND             200,000      1,004,209         0.2
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ......   HGRY             43,600        942,850         0.2
    ENERGY SOURCES
  Mosenergo: ..............................................   RUS                  --             --         0.2
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --               10,964        460,488          --
    144A ADR{.} {\/} ......................................   --               10,000        420,000          --
  Korea Electric Power Corp. - ADR{\/} ....................   KOR              93,330        764,139         0.2
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .......   THAI            447,200        745,333         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. ......................................   ARG             100,460        629,257         0.1
    OIL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (Continued)
  Tenaga Nasional Bhd. ....................................   MAL             235,000   $    508,261         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. .............................................   KOR              10,980        148,688          --
    OIL
  Guangdong Electric Power Development Co., Ltd. "B"{*} ...   CHNA            201,000        113,371          --
    ENERGY SOURCES
                                                                                        ------------
                                                                                          59,728,474
                                                                                        ------------
Multi-Industry/Miscellaneous (11.6%)
  Barlow Ltd. .............................................   SAFR            657,524      6,629,920         1.4
    CONGLOMERATE
  PT Telekomunikasi Indonesia .............................   INDO          5,018,500      4,683,001         1.0
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. .........   SAFR            104,020      4,498,162         1.0
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX             567,700      3,610,164         0.8
    MULTI-INDUSTRY
  Delta Corporation Ltd. (subdivision)-/- .................   ZBBW          2,472,400      3,520,823         0.8
    MULTI-INDUSTRY
  ITC Ltd.: ...............................................   IND                  --             --         0.7
    MULTI-INDUSTRY
    Common ................................................   --              136,000      2,102,842          --
    GDR-/- {\/} ...........................................   --               44,370        811,971          --
  Billiton PLC-/- .........................................   SAFR            980,865      2,875,301         0.6
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ..........   UK              281,000      2,810,000         0.6
    COUNTRY FUNDS
  PT Gudang Garam .........................................   INDO            949,500      2,697,744         0.6
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. .........................   HK              870,000      2,386,028         0.5
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. .......................   HK              471,000      2,096,041         0.5
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .......................   MEX             263,477      2,044,708         0.4
    CONGLOMERATE
  Central Asia Regional Growth Fund-/- {\/} ...............   IRE             210,000      1,999,200         0.4
    COUNTRY FUNDS
  Malaysian Resources Corp., Bhd. .........................   MAL           2,396,000      1,425,077         0.3
    CONGLOMERATE
  Koc Holding AS ..........................................   TRKY          3,234,900      1,216,923         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ................   MEX             240,600      1,181,389         0.3
    MULTI-INDUSTRY
  NASR (El) City Company For Housing & Construction-/- ....   EGPT             17,005      1,175,296         0.3
    MISCELLANEOUS
  PT Bimantara Citra ......................................   INDO          1,219,000      1,120,529         0.2
    MULTI-INDUSTRY
  PT Hanjaya Mandala Sampoerna ............................   INDO            590,500      1,032,141         0.2
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                       F3

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd.: ...................................   ISRL                 --             --         0.2
    CONGLOMERATE
    ADR{\/} ...............................................   --               22,043   $    471,169          --
    Common ................................................   --                2,850        294,482          --
  Graboplast Rt. ..........................................   HGRY             13,452        725,231         0.2
    MISCELLANEOUS
  GT Taiwan Fund-/- +X+ {\/} ..............................   TWN              49,751        626,368         0.1
    COUNTRY FUNDS
  Quinenco S.A. - ADR-/- {\/} .............................   CHLE             32,400        473,850         0.1
    CONGLOMERATE
  Discount Investment Corp. ...............................   ISRL             11,613        316,356         0.1
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          52,824,716
                                                                                        ------------
Services (11.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ...........   BRZL                 --             --         2.3
    TELEPHONE NETWORKS
    ADR{\/} ...............................................   --               57,481      5,834,322          --
    Common ................................................   --           49,594,258      4,408,329          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} .........   MEX             176,363      7,627,700         1.7
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/ } .............................................   VENZ            114,579      5,012,831         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: .................................   SAFR                 --             --         0.8
    RETAILERS-OTHER
    Common ................................................   --            1,889,154      2,847,477          --
    "N" ...................................................   --              780,702      1,071,234          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .......   CHLE            128,402      3,563,156         0.8
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU            155,070      3,062,633         0.7
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ....................................   MEX                  --             --         0.3
    RETAILERS-OTHER
    "C" ...................................................   --              636,000      1,104,431          --
    "A" ...................................................   --              306,000        563,626          --
    "B" ...................................................   --               66,334        132,509          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ..............................................   BRZL          9,188,127      1,666,932         0.4
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ..........................   IND             233,600      1,627,623         0.4
    TELECOM - OTHER
  Telefonica de Argentina S.A. - ADR{\/} ..................   ARG              55,228      1,553,288         0.3
    TELEPHONE NETWORKS
  Indian Hotels Co., Ltd.: ................................   IND                  --             --         0.2
    LEISURE & TOURISM
    GDR-/- {\/} ...........................................   --               35,200        607,200          --
    Common ................................................   --               25,850        418,541          --
  Migros Turk T.A.S. ......................................   TRKY            848,300        890,294         0.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ......................   PORT             20,551        843,433         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                                       F4

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI          1,878,600   $    841,164         0.2
    TELEPHONE NETWORKS
  PT Citra Marga Nusaphala Persada ........................   INDO          2,847,000        812,862         0.2
    BUSINESS & PUBLIC SERVICES
  PT Indosat ..............................................   INDO            344,500        779,683         0.2
    TELECOM - OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE             40,666        752,321         0.2
    RETAILERS-FOOD
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ...........................................   PORT             18,602        695,194         0.2
    RETAILERS-OTHER
  Danubius Hotel and Spa Rt.-/- ...........................   HGRY             21,940        686,611         0.2
    LEISURE & TOURISM
  Konsortium Perkapalan Bhd. ..............................   MAL             267,000        501,277         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK               6,000        486,000         0.1
    TELEPHONE NETWORKS
  Advanced Info. Service - Foreign ........................   THAI             85,700        460,478         0.1
    WIRELESS COMMUNICATIONS
  Investec-Consultoria Internacional S.A.-/- ..............   PORT             14,612        457,144         0.1
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ..........................................   ISRL            154,231        443,830         0.1
    RETAILERS-FOOD
  BEC World Public Co., Ltd. - Foreign ....................   THAI             77,800        406,418         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ..................   PORT              3,854        252,110         0.1
    RETAILERS-OTHER
  Siam Makro Public Co., Ltd. - Foreign-/- ................   THAI            170,000        224,129          --
    RETAILERS-OTHER
  PT Matahari Putra Prima .................................   INDO          1,035,000        201,811          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ...   BRZL            495,118        129,349          --
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. .............................   HK              162,000         50,298          --
    TRANSPORTATION - ROAD & RAIL
                                                                                        ------------
                                                                                          51,016,238
                                                                                        ------------
Materials/Basic Industry (10.9%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX           1,389,779      6,125,014         1.3
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ..........   SAFR          9,521,806      4,948,964         1.1
    METALS - STEEL
  Sappi Ltd. ..............................................   SAFR            587,133      3,722,985         0.8
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ...........................   EGPT            166,230      3,507,942         0.8
    CEMENT
  Suez Cement Co. - Reg S GDR{c} {\/} .....................   EGPT            158,195      3,282,546         0.7
    CEMENT
  Apasco S.A. .............................................   MEX             428,533      2,617,387         0.6
    CEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F5

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  Industrias Penoles S.A. (CP) ............................   MEX             634,803   $  2,527,808         0.6
    METALS - NON-FERROUS
  Ameriyah Cement Co.-/- ..................................   EGPT             94,500      2,390,294         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{=} ..................   SAFR             78,000      1,861,622         0.4
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co.-/- ............................   EGPT             67,950      1,858,632         0.4
    CEMENT
  Hindalco Industries Ltd. ................................   IND              63,600      1,660,561         0.4
    METALS - NON-FERROUS
  Paints & Chemical Industry: .............................   EGPT                 --             --         0.3
    CHEMICALS
    Common-/- .............................................   --               31,400      1,052,916          --
    144A GDR{.} -/- {\/} ..................................   --               44,000        440,000          --
  Pohang Iron & Steel Co., Ltd. - ADR{\/} .................   KOR              88,870      1,444,138         0.3
    METALS - STEEL
  Turk Sise ve Cam Fabrikalari AS-/- ......................   TRKY         16,264,000      1,396,565         0.3
    GLASS
  North Cairo Flour Mills-/- ..............................   EGPT             32,010      1,393,376         0.3
    MISC. MATERIALS & COMMODITIES
  Pannonplast Rt. .........................................   HGRY             20,732      1,138,897         0.2
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- ....................................   EGPT              8,000      1,094,353         0.2
    BUILDING MATERIALS & COMPONENTS
  Grupo Industrial Minera Mexico "L" ......................   MEX             277,300        823,598         0.2
    METALS - NON-FERROUS
  Maanshan Iron and Steel Co. "H"{*} ......................   CHNA          4,939,000        785,895         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             12,200        632,875         0.1
    CHEMICALS
  Israel Chemicals Ltd. ...................................   ISRL            499,158        625,750         0.1
    CHEMICALS
  Cosco Pacific Ltd. ......................................   HK              516,000        600,776         0.1
    PAPER/PACKAGING
  Cimpor-Cimentos de Portugal, SGPS S.A. ..................   PORT             21,964        555,972         0.1
    CEMENT
  PT Aneka Tambang-/- .....................................   INDO          1,364,500        532,117         0.1
    METALS - NON-FERROUS
  Engro Chemicals Pakistan Ltd. ...........................   PAK             137,800        435,263         0.1
    CHEMICALS
  HI Cement Corp. .........................................   PHIL          3,961,000        361,117         0.1
    CEMENT
  Cahya Mata Sarawak Bhd. .................................   MAL             355,000        345,509         0.1
    BUILDING MATERIALS & COMPONENTS
  Siam Cement Co., Ltd. - Foreign .........................   THAI             39,800        338,597         0.1
    CEMENT
  Agros Holding S.A.-/- ...................................   POL              16,123        338,212         0.1
    MISC. MATERIALS & COMMODITIES
  Compania de Minas Buenaventura S.A. - ADR{\/} ...........   PERU             16,000        287,000         0.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                       F6

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  PT Indah Kiat Pulp & Paper Corp.Tbk .....................   INDO            709,000   $    271,553         0.1
    PAPER/PACKAGING
  Fauji Fertilizer Co., Ltd. ..............................   PAK             116,300        258,997         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          49,657,231
                                                                                        ------------
Finance (8.3%)
  ABSA Group Ltd. .........................................   SAFR            761,136      4,509,849         1.0
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ..................   BRZL        142,972,483      3,628,783         0.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.: ...............................   IND                  --             --         0.7
    BANKS-MONEY CENTER
    Common ................................................   --              267,000      1,931,961          --
    GDR{\/} ...............................................   --               71,640      1,318,176          --
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            142,366      2,384,631         0.5
    INVESTMENT MANAGEMENT
  Egyptian American Bank SAE-/- ...........................   EGPT             57,663      1,857,088         0.4
    BANKS-MONEY CENTER
  Commercial International Bank: ..........................   EGPT                 --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ......................................   --               58,000      1,261,500          --
    Common ................................................   --               23,940        553,789          --
  Banco de A. Edwards - ADR{\/} ...........................   CHLE            100,934      1,753,728         0.4
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ................................   PERU             94,800      1,700,475         0.4
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ............................   TRKY         69,103,256      1,601,182         0.4
    SECURITIES BROKER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              37,631      1,495,832         0.3
    OTHER FINANCIAL
  Turkiye Is Bankasi (Isbank) "C" .........................   TRKY         15,098,500      1,461,119         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ........   ARG              48,968      1,205,837         0.3
    BANKS-MONEY CENTER
  Aksigorta A.S. ..........................................   TRKY         15,080,000      1,171,573         0.3
    INSURANCE - MULTI-LINE
  Liberty Life Association of Africa Ltd. .................   SAFR             37,400        933,056         0.2
    INSURANCE-LIFE
  BPI-SGPS S.A. ...........................................   PORT             40,637        914,217         0.2
    BANKS-MONEY CENTER
  Yapi ve Kredi Bankasi AS ................................   TRKY         29,106,092        888,639         0.2
    BANKS-REGIONAL
  Kookmin Bank - GDR-/- {\/} ..............................   KOR             128,480        822,272         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. "B" ....................................   PHIL          1,723,800        675,278         0.1
    REAL ESTATE
  Bank Leumi Le - Israel ..................................   ISRL            406,668        624,411         0.1
    BANKS-REGIONAL
  Metroplex Bhd. ..........................................   MAL           1,751,000        610,141         0.1
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F7

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (Continued)
  Turkiye Garanti Bankasi AS ..............................   TRKY         11,565,600   $    599,025         0.1
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ......................................   ISRL            244,830        579,448         0.1
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ..........................   PAK             546,500        558,844         0.1
    BANKS-MONEY CENTER
  JSC Kazkommertsbank Co. - GDR-/- {\/} (.) ...............   KAZ              26,600        558,600         0.1
    BANKS-REGIONAL
  SM Prime Holdings, Inc. .................................   PHIL          2,664,600        470,670         0.1
    REAL ESTATE
  Thai Farmers Bank Public Co., Ltd. - Foreign ............   THAI            166,400        455,323         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. ........................................   POL               7,316        426,767         0.1
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} .........................   CHLE             28,100        365,300         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ...............   THAI            392,300        341,555         0.1
    REAL ESTATE
  Belle Corp.-/- ..........................................   PHIL          3,297,000        300,581         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. .......................   MAL             116,200        209,432          --
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign .................   THAI             56,400        196,418          --
    BANKS-MONEY CENTER
  C & P Homes, Inc. .......................................   PHIL          1,382,000        104,339          --
    REAL ESTATE
                                                                                        ------------
                                                                                          38,469,839
                                                                                        ------------
Consumer Non-Durables (6.5%)
  South African Breweries Ltd. ............................   SAFR            226,892      6,037,874         1.3
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" ............   MEX             738,356      5,217,126         1.1
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .......................................   MEX             883,073      3,468,838         0.8
    FOOD
  Companhia Cervejaria Brahma Preferred ...................   BRZL          4,662,721      2,918,430         0.6
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ...................................   SAFR            174,000      2,496,050         0.5
    FOOD
  Eastern Tobacco Co.-/- ..................................   EGPT             90,785      2,276,300         0.5
    TOBACCO
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} .....   EGPT             62,514      1,719,135         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A.: ..............................   CHLE                 --             --         0.4
    BEVERAGES - NON-ALCOHOLIC
    "B" ADR{\/} ...........................................   --               41,497        850,689          --
    "A" ADR{\/} ...........................................   --               34,400        825,600          --
  Hindustan Lever Ltd. ....................................   IND              40,650      1,438,245         0.3
    PERSONAL CARE/COSMETICS
  San Miguel Corp. "B" ....................................   PHIL            851,600        958,353         0.2
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F8

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Compania Cervecerias Unidas S.A. ADR{\/} ................   CHLE             36,800   $    897,000         0.2
    BEVERAGES - ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ...............   POL               4,461        333,293         0.1
    BEVERAGES - ALCOHOLIC
  Reliance Industries Ltd. - GDR-/- {\/} (.) ..............   IND              12,100        255,008         0.1
    TEXTILES & APPAREL
  Kuala Lumpur Kepong Bhd. ................................   MAL              60,000        144,187          --
    OTHER CONSUMER GOODS
  La Tondena Distillers, Inc. .............................   PHIL            137,900         84,469          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          29,920,597
                                                                                        ------------
Technology (2.3%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ..........   TWN             830,248     10,149,782         2.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ........................   ISRL              2,754        399,041         0.1
    SEMICONDUCTORS
  LG Information & Communication ..........................   KOR               2,728        156,860          --
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          10,705,683
                                                                                        ------------
Capital Goods (1.6%)
  New World Infrastructure Ltd.-/- ........................   HK            1,076,000      2,129,728         0.5
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .....................   HK              643,000      1,663,648         0.4
    CONSTRUCTION
  United Engineers Ltd. ...................................   MAL             428,000      1,015,680         0.2
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} .............................   RUS              68,712        927,612         0.2
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries .................................   KOR              99,000        577,500         0.1
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. ............................   POL              58,947        555,592         0.1
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} .........................   ISRL             16,200        447,525         0.1
    TELECOM EQUIPMENT
  Sungmi Telecom Electronics Co. ..........................   KOR                 184          8,999          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           7,326,284
                                                                                        ------------
Health Care (1.6%)
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ...............................................   EGPT             33,200      2,402,118         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ..................   HGRY             17,552      1,632,336         0.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. ...............................   IND              79,850      1,555,391         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .....................   ISRL             25,548      1,189,452         0.3
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                                       F9

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Health Care (Continued)
  PT Kalbe Farma - Foreign ................................   INDO            479,000   $    293,538         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           7,072,835
                                                                                        ------------
Consumer Durables (1.4%)
  Arcelik AS ..............................................   TRKY         12,233,800      1,367,315         0.3
    APPLIANCES & HOUSEHOLD
  Bajaj Auto Ltd. .........................................   IND              79,200      1,261,094         0.3
    AUTOMOBILES
  Qingling Motors Co., Ltd.{*} ............................   CHNA          1,671,000      1,091,662         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ..............   IND                  --             --         0.2
    AUTOMOBILES
    GDR{\/} ...............................................   --               48,000        499,200          --
    Common ................................................   --               25,000        219,069          --
  Samsung Electronics Co. - 144A GDR{.} -/- {\/} ..........   KOR              34,850        705,713         0.2
    CONSUMER ELECTRONICS
  PT Astra International, Inc. ............................   INDO            785,000        584,923         0.1
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ................................   IND              43,300        430,653         0.1
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,159,629
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $359,966,965) ..............                              312,881,526        68.5
                                                                                        ------------       -----

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (10.1%)
  Argentina (1.2%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ....................   USD           2,741,000      2,617,655         0.6
      Par Bond Series L, 5.5% due 3/31/23++ ...............   USD           2,690,000      1,830,881         0.4
      Global Bond, 11% due 10/9/06 ........................   USD             720,000        713,700         0.2
  Brazil (0.4%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ............................................   USD           3,020,000      1,996,975         0.4
  Bulgaria (2.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ ......................................   USD           9,017,000      4,914,265         1.1
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ ..............................................   USD           7,099,000      4,663,156         1.0
  Ecuador (0.4%)
    Republic of Ecuador, Discount Bond, 6.6875% due 2/28/25
     - Euro+ ..............................................   USD           2,845,000      1,998,613         0.4
  Mexico (2.2%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+ +/+ ...   USD           6,110,000      5,533,369         1.2
      Global Bond, 9.875% due 1/15/07 .....................   USD           1,615,000      1,633,169         0.4
      Global Bond, 11.375% due 9/15/16 ....................   USD           1,455,000      1,547,756         0.3
      Global Bond, 11.5% due 5/15/26 ......................   USD           1,421,000      1,534,680         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F10

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Panama (0.6%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ............................................   USD           3,536,000   $  2,486,250         0.6
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17++ .............................................   USD           2,533,000      1,443,810         0.3
  South Africa (0.8%)
    Republic of South Africa, 13% due 8/31/10{j} ..........   ZAR          20,173,000      3,807,589         0.8
  United States (1.6%)
    United States Treasury:
      6.375% due 8/15/27 ..................................   USD           4,032,000      4,149,180         0.9
      5.875% due 9/30/02 ..................................   USD           3,033,000      3,049,587         0.7
  Venezuela (0.5%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ...........................................   USD           2,543,000      2,128,173         0.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $49,316,056) .............................................                               46,048,808
                                                                                        ------------
Sovereign Debt (4.9%)
  Russia (4.9%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- {j} ...............................   USD          22,635,000     20,131,003         4.4
      Participation ** -/- ................................   DEM           4,186,000      2,227,112         0.5
                                                                                        ------------
Total Sovereign Debt (cost $12,006,889) ...................                               22,358,115
                                                                                        ------------
Corporate Bonds (3.2%)
  Argentina (0.5%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} .....   USD           1,193,000      1,109,490         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 ......   USD             661,000        654,390         0.2
  Brazil (0.2%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ......   USD           1,107,000      1,079,325         0.2
  China (0.6%)
    Panda Global Energy Co., 12.5% due 4/15/04{.} .........   USD           2,139,000      2,010,660         0.4
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .....   USD             960,000        876,000         0.2
  Dominican Republic (0.1%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} .............   USD             652,000        645,480         0.1
  Hong Kong (0.1%)
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} ..............................................   USD             700,000        652,750         0.1
  India (0.2%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} .........   USD           1,093,000        954,189         0.2
  Indonesia (0.1%)
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} ..............................................   USD             653,000        574,640         0.1

    The accompanying notes are an integral part of the financial statements.

                                      F11

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
  Mexico (0.8%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} ..........................   USD           2,104,000   $  1,930,420         0.4
      8.85% due 9/15/07 - 144A{.} .........................   USD           1,050,000      1,009,313         0.2
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} ..............................................   USD             996,000      1,088,130         0.2
  Russia (0.4%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ..............................................   USD             851,000      1,144,595         0.3
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ....   USD             555,000        488,400         0.1
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 .................................   ZAR           4,990,000        826,527         0.2
                                                                                        ------------
Total Corporate Bonds (cost $15,533,169) ..................                               15,044,309
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $76,856,114) .........                               83,451,232        18.2
                                                                                        ------------       -----


                                                                         UNDERLYING
                                                                           NOMINAL         VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $312,660) ..............................................   USD          17,370,000        126,732          --
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                       COUNTRY       RIGHTS         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ..........   INDO          2,070,000        115,320          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights,
   expire 11/12/97 ........................................   BRZL            257,975            234          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ....................................                                  115,554          --
                                                                                        ------------       -----

                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                     COUNTRY      WARRANTS        (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) .............   PHIL            659,400            122          --
                                                                                        ------------       -----
    OIL

    The accompanying notes are an integral part of the financial statements.

                                      F12

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-----------------------------------------------------------                             ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $34,850,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $45,720,975, including accrued interest).
   (cost $44,816,933)  ....................................                             $ 44,816,933         9.8
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $481,952,672)  * ..................                              441,392,099        96.5
Other Assets and Liabilities ..............................                               15,987,089         3.5
                                                                                        ------------       -----

NET ASSETS ................................................                             $457,379,188       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
         **  Underlying loan agreement currently in default.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Security denominated in Hong Kong Dollars.
        {=} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
        (.) Restricted securities: At October 31, 1997, the Fund owned the following restricted securities constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                 ACQUISITION                              MARKET VALUE
DESCRIPTION                         DATE        SHARES        COST          PER SHARE
------------------------------  -------------  ---------  -------------  ---------------
JSC Kazkommertsbank Co. -
 GDR..........................     7/15/97        26,600   $   500,080      $   21.00
Reliance Industries - GDR.....     5/20/94        12,100       223,850          21.08

          * For Federal income tax purposes, cost is $483,269,089 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,262,525
                 Unrealized depreciation:           (68,139,515)
                                                  -------------
                 Net unrealized depreciation:     $ (41,876,990)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F13

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.2         1.7                       2.9
Brazil (BRZL/BRL) ....................    7.6         0.6                       8.2
Bulgaria (BUL/LEV) ...................                2.1                       2.1
Chile (CHLE/CLP) .....................    4.8                                   4.8
China (CHNA/RMB) .....................    0.4         0.6                       1.0
Dominican Republic (DR/USD) ..........                0.1                       0.1
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.7                                   5.7
Hong Kong (HK/HKD) ...................    2.0         0.1                       2.1
Hungary (HGRY/HUF) ...................    1.2                                   1.2
India (IND/INR) ......................    3.8         0.2                       4.0
Indonesia (INDO/IDR) .................    2.9         0.1                       3.0
Ireland (IRE/IEP) ....................    0.4                                   0.4
Israel (ISRL/ILS) ....................    1.2                                   1.2
Kazakhstan (KAZ/KTS) .................    0.1                                   0.1
Korea (KOR/KRW) ......................    1.0                                   1.0
Malaysia (MAL/MYR) ...................    0.9                                   0.9
Mexico (MEX/MXN) .....................    8.1         3.0                      11.1
Pakistan (PAK/PKR) ...................    0.9                                   0.9
Panama (PAN/PND) .....................    0.3         0.6                       0.9
Peru (PERU/PES) ......................    1.2         0.3                       1.5
Philippines (PHIL/PHP) ...............    0.8                                   0.8
Poland (POL/PLZ) .....................    0.4                                   0.4
Portugal (PORT/PTE) ..................    0.9                                   0.9
Russia (RUS/SUR) .....................    2.8         5.3                       8.1
South Africa (SAFR/ZAR) ..............   10.5         1.0                      11.5
Taiwan (TWN/TWD) .....................    2.3                                   2.3
Thailand (THAI/THB) ..................    1.2                                   1.2
Turkey (TRKY/TRL) ....................    2.4                                   2.4
United Kingdom (UK/GBP) ..............    0.6                                   0.6
United States (US/USD) ...............                1.6           13.3       14.9
Venezuela (VENZ/VEB) .................    2.1         0.5                       2.6
Zimbabwe (ZBBW/ZWD) ..................    0.8                                   0.8
                                        ------      -----          -----      -----
Total  ...............................   68.5        18.2           13.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $457,379,188.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,681,647         1.84950  11/06/97   $  (113,656)
Indonesian Rupiahs......................     1,114,206      3610.00000  11/05/97        (6,173)
South African Rands.....................     3,338,977         5.04500   1/30/98       (73,645)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,941,356)...................     6,134,830                                (193,474)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.34%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $  (193,474)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F14

                       GT GLOBAL DEVELOPING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $481,952,672) (Note 1)..........................  $441,392,099
  U.S. currency.................................................................  $1,159,740
  Foreign currencies (cost $14,108,834).........................................  14,122,604   15,282,344
                                                                                  ----------
  Receivable for securities sold............................................................   13,029,046
  Interest receivable.......................................................................    1,251,368
  Dividends receivable......................................................................      366,109
  Unamortized organizational costs (Note 1).................................................       85,312
  Miscellaneous receivable..................................................................       11,894
                                                                                              -----------
    Total assets............................................................................  471,418,172
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,905,923
  Payable for investment management and administration fees (Note 2)........................      722,480
  Payable for open forward foreign currency contracts (Note 1)..............................      193,474
  Payable for professional fees.............................................................       39,732
  Payable for printing and postage expenses.................................................       37,656
  Payable for custodian fees................................................................       30,062
  Payable for Directors' fees and expenses (Note 2).........................................       15,494
  Payable for transfer agent fees (Note 2)..................................................        5,964
  Payable for fund accounting fees (Note 2).................................................        4,387
  Payable for registration and filing fees..................................................        2,127
  Other accrued expenses....................................................................       81,685
                                                                                              -----------
    Total liabilities.......................................................................   14,038,984
                                                                                              -----------
Net assets..................................................................................  $457,379,188
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value per share ($457,379,188 DIVIDED BY 36,416,667 shares outstanding)...........  $     12.56
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $545,103,263
  Undistributed net investment income.......................................................    8,645,635
  Accumulated net realized loss on investments and foreign currency transactions............  (55,602,092)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (207,045)
  Net unrealized depreciation of investments................................................  (40,560,573)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $457,379,188
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F15

                       GT GLOBAL DEVELOPING MARKETS FUND

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                               TEN MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                               OCTOBER 31,   DECEMBER 31,
                                                                                  1997           1996
                                                                              -------------  -------------
Investment income: (Note 1)
  Interest income...........................................................   $11,436,242    $20,641,051
  Dividend income (net of foreign withholding tax of $365,717 and $420,409,
   respectively)............................................................     5,481,523      7,351,830
  Other income..............................................................            --         74,487
                                                                              -------------  -------------
    Total investment income.................................................    16,917,765     28,067,368
                                                                              -------------  -------------
Expenses:
  Investment management fees (Note 2).......................................     6,274,911      6,673,159
  Administration fees (Note 2)..............................................     1,108,912      1,191,681
  Custodian fees (Note 1)...................................................       317,289        332,166
  Fund accounting fees (Note 2).............................................       108,484        119,321
  Professional fees.........................................................        92,091        101,382
  Printing and postage expenses.............................................        33,504         65,880
  Transfer agent fees (Note 2)..............................................        63,520        190,834
  Amortization of organization costs (Note 1)...............................        58,930         70,949
  Directors' fees and expenses (Note 2).....................................        25,536         38,064
  Registration and filing fees..............................................            --          3,000
  Other expenses............................................................       119,278         37,139
                                                                              -------------  -------------
    Total expenses before reductions........................................     8,202,455      8,823,575
      Expense reductions (Notes 1 & 5)......................................      (374,173)      (162,760)
                                                                              -------------  -------------
    Total net expenses......................................................     7,828,282      8,660,815
                                                                              -------------  -------------
Net investment income.......................................................     9,089,483     19,406,553
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
  Net realized gain on investments..........................................    46,804,651      1,845,666
  Net realized loss on foreign currency transactions........................    (1,151,351)      (900,512)
                                                                              -------------  -------------
    Net realized gain during the periods....................................    45,653,300        945,154
                                                                              -------------  -------------
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (297,303)        91,835
  Net change in unrealized appreciation (depreciation) of investments.......  (101,078,671)    78,628,364
                                                                              -------------  -------------
    Net unrealized appreciation (depreciation) during the periods...........  (101,375,974)    78,720,199
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................   (55,722,674)    79,665,353
                                                                              -------------  -------------
Net increase (decrease) in net assets resulting from operations.............   $(46,633,191)  $99,071,906
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F16

                       GT GLOBAL DEVELOPING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                    TEN MONTHS
                                                                       ENDED      YEAR ENDED DECEMBER 31,
                                                                    OCTOBER 31,   ------------------------
                                                                       1997          1996         1995
                                                                   -------------  -----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income..........................................   $ 9,089,483   $19,406,553  $26,375,900
  Net realized gain (loss) on investments and foreign currency
   transactions..................................................    45,653,300       945,154  (78,379,558)
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign currencies...      (297,303)       91,835       (3,021)
  Net change in unrealized appreciation (depreciation) of
   investments...................................................  (101,078,671)   78,628,364   47,401,359
                                                                   -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from
     operations..................................................   (46,633,191)   99,071,906   (4,605,320)
                                                                   -------------  -----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income.....................................            --   (17,407,047) (26,292,834)
                                                                   -------------  -----------  -----------
Capital share transactions: (Note 4)
  Adjustment to estimate of initial offering expenses............            --            --      373,757
                                                                   -------------  -----------  -----------
    Total increase (decrease) in net assets......................   (46,633,191)   81,664,859  (30,524,397)
Net assets:
  Beginning of period............................................   504,012,379   422,347,520  452,871,917
                                                                   -------------  -----------  -----------
  End of period *................................................   $457,379,188  $504,012,379 $422,347,520
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------
 * Includes undistributed net investment income (loss) of........   $ 8,645,635   $   363,782  $    (7,034)
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                       GT GLOBAL DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                               JANUARY 11, 1994
                                                                                (COMMENCEMENT
                                          TEN MONTHS         YEAR ENDED         OF OPERATIONS)
                                             ENDED          DECEMBER 31,              TO
                                          OCTOBER 31,  ----------------------    DECEMBER 31,
                                             1997         1996        1995           1994
                                          -----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   13.84   $   11.60   $   12.44      $   15.00
                                          -----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income.................        0.25        0.53        0.72           0.35
  Net realized and unrealized gain
   (loss) on investments................       (1.53)       2.19       (0.84)         (2.46)
                                          -----------  ----------  ----------  ----------------
    Net increase (decrease) from
     investment operations..............       (1.28)       2.72       (0.12)         (2.11)
                                          -----------  ----------  ----------  ----------------
Distributions to shareholders:
  From net investment income............          --       (0.48)      (0.72)         (0.35)
  From net realized gain on
   investments..........................          --          --          --          (0.10)
                                          -----------  ----------  ----------  ----------------
    Total distributions.................          --       (0.48)      (0.72)         (0.45)
                                          -----------  ----------  ----------  ----------------
Net asset value, end of period..........   $   12.56   $   13.84   $   11.60      $   12.44
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------
Market value, end of period.............   $   11.81   $   11.63   $    9.75      $    9.75
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------

Total investment return (based on market
 value).................................        1.62%(b)     24.18%      6.60%       (32.16)% (b)

Total investment return (based on net
 asset value)...........................       (9.25)%(b)     23.59%     (0.95)%       (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 457,379   $ 504,012   $ 422,348      $ 452,872
Ratio of net investment income to
 average net assets.....................        2.03%(a)      4.07%      6.33%         2.75 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.75%(a)      1.82%      1.77%         2.01 % (a)
  Without expense reductions............        1.83%(a)      1.85%      1.80%         2.01 % (a)
Portfolio turnover rate.................         184%(a)       138%        75%           56 %
Average commission rate per share paid
 on portfolio transactions..............   $  0.0023   $  0.0022         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
N/A  Not Applicable.

These financial highlights provide per share financial information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") for the periods shown. The fees and expenses of the Fund differ from those of the Predecessor Fund (See Note 2).

    The accompanying notes are an integral part of the financial statements.

                                      F18

                       GT GLOBAL DEVELOPING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange. As a result of the reorganization of the Predecessor Fund into the Fund, the Fund has a fiscal year end of October 31 to coincide with the fiscal years of the other series of the Company. Class A shares of the Fund issued in connection with the reorganization of the Predecessor Fund will be subject to a 2% redemption fee for redemptions until May 1, 1998. The financial statements presented are the financial statements for the Predecessor Fund.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

                                      F19

                       GT GLOBAL DEVELOPING MARKETS FUND

changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $29,571,465 were on loan to brokers. The loans were secured by cash collateral of $33,239,507 received by the Fund. For international

                                      F20

                       GT GLOBAL DEVELOPING MARKETS FUND

securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the period ended October 31, 1997, the Fund received securities lending income of $302,308 which was used to reduce the Fund's custodian fees and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On October 31, 1997, the Fund had no loans outstanding.

For the period ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $12,607,909, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the period ended October 31, 1997 was $24,241, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES

(A) PREDECESSOR FUND THROUGH OCTOBER 31, 1997
Chancellor LGT Asset Management, Inc. was the Predecessor Fund's investment manager and administrator. The Predecessor Fund paid the Manager investment management fees, which were computed weekly and paid monthly, at the annualized rate of 1.40% of the funds average weekly net assets. The Manager also acted as administrator of the Predecessor Fund and paid the Manager administration fees, which were computed and paid monthly, at an annualized rate of 0.25% of the Fund's average weekly net assets.

The Manager was the pricing and accounting agent for the Predecessor Fund. The monthly fee for these services to the Manager was a percentage, not to exceed 0.03% annually, of the Predecessor Fund's average daily net assets. The annual fee rate was derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of

                                      F21

                       GT GLOBAL DEVELOPING MARKETS FUND

$5 billion and allocating the result according to the Predecessor Fund's average daily net assets.

The Predecessor Fund paid each of its Directors who was not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

(B) THE FUND COMMENCING NOVEMBER 1, 1997
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $736,422,573 and $765,404,012, respectively. Purchases of U.S. government obligations by the Fund were $7,226,388 for the year. There were no sales of U.S. government obligations by the Fund for the year.

4. CAPITAL SHARES
At October 31, 1997, the Predecessor Fund was authorized to issue 100 million shares of capital stock, $0.001 par value, all of which was classified as Common Stock.

At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT

                                      F22

                       GT GLOBAL DEVELOPING MARKETS FUND

Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $71,865 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended October 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.7797 per share (representing an approximate total of $15,509,507). The total amount of taxes paid by the Fund to such countries was approximately $.0213 per share (representing an approximate total of $424,399).

                                      F23

                       GT GLOBAL DEVELOPING MARKETS FUND

                                     NOTES

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                          AIM DEVELOPING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM DEVELOPING MARKETS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   GROSA703   MC

                     AIM GLOBAL THEME FUNDS: ADVISOR CLASS


                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                  June 1, 1998
--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global
Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund"), AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Health Care Fund ("Health Care Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund (each a "Feeder Fund," and, collectively the "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and adminstrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for each Feeder Fund. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     30
Information Relating to Sales and Redemptions............................................................................     32
Taxes....................................................................................................................     34
Additional Information...................................................................................................     37
Investment Results.......................................................................................................     38
Description of Debt Ratings..............................................................................................     46
Financial Statements.....................................................................................................     48



                                     [LOGO]


                   Statement of Additional Information Page 1

                             AIM GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.



Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.


SELECTION OF EQUITY INVESTMENTS

With respect to the Resources Portfolio, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.


With respect to the Telecommunications Fund, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-adviser is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in

                   Statement of Additional Information Page 2

                             AIM GLOBAL THEME FUNDS
which the Sub-adviser considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.


DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

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LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. The Sub-adviser will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might

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be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.


Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or an (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example,

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to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based.

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However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures

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Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

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Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S.

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dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market

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(generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not

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seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by that Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security;
(iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a
country's    balance   of   payments   of   for   other   reasons,   a   country

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may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

                  Statement of Additional Information Page 17

                             AIM GLOBAL THEME FUNDS

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain emerging market countries.

                  Statement of Additional Information Page 18

                             AIM GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

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FEEDER FUNDS

The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:


Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.


Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's voting securities represented at a meeting at which more than 50% of its outstanding voting securities are represented, or (ii) more than 50% of its outstanding voting securities. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

No Portfolio may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

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                             AIM GLOBAL THEME FUNDS

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;


        (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;


        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

        (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND
The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding

                  Statement of Additional Information Page 20

                             AIM GLOBAL THEME FUNDS
    voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Health Care Fund's Board of Directors without shareholder approval. The Health Care Fund will not:


        (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

        (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or


        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or



        (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND
The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than

                  Statement of Additional Information Page 21

                             AIM GLOBAL THEME FUNDS
    10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;


        (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;


        (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                  Statement of Additional Information Page 22

                             AIM GLOBAL THEME FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Sub-adviser is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Sub-adviser seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of each Theme Portfolio, the Sub-adviser may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to that Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.


Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Sub-adviser serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.


Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the

                  Statement of Additional Information Page 23

                             AIM GLOBAL THEME FUNDS
OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal years ended October 31, 1997, 1996 and 1995, the Health Care Fund paid aggregate brokerage commissions of $1,150,118, $1,619,500 and $545,743, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Telecommunications Fund paid aggregate brokerage commissions of $2,254,069, $2,848,733 and $2,253,982, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Financial Services Portfolio paid aggregate brokerage commissions of $250,893, $77,822 and $38,814, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Infrastructure Portfolio paid
aggregate   brokerage   commissions   of   $131,543,   $124,164   and  $122,399,
respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Resources Portfolio paid aggregate brokerage commissions of $1,281,212, $496,370 and $98,462, respectively. For the fiscal years ended October 31, 1997 and 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $1,454,348, $356,459 and $17,605, respectively. For the fiscal years ended October 31, 1997 and 1996, the Health Care Fund paid to GT
Bank   in  Liechtenstein   AG,  an  "affiliated"   broker,  aggregate  brokerage
commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively, of the total brokerage commissions paid by the Health Care Fund
and   1.61%  and  1.71%,  respectively,  of   the  aggregate  dollar  amount  of
transactions involving payment of commissions by the Health Care Fund. For fiscal year ended Octover 31, 1997, the Telecommunications Fund paid to GT Bank in Liechtenstein, AG, an "affiliated" broker, aggregate brokerage commissions of $220,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and
 .67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1997, the Telecommunications Fund's portfolio turnover rates were 37% and 35%, respectively. For the fiscal years ended October 31, 1996 and 1997, the Health Care Fund's portfolio turnover rates were 157% and 149%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio were 103% and 91%, 41% and 41%, and 94% and 321%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates
for   the  Consumer  Products  and  Services   Portfolio  were  169%  and  392%,
respectively.


                  Statement of Additional Information Page 24

                             AIM GLOBAL THEME FUNDS


                        DIRECTORS AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's and the Portfolios' Trustees collectively.



NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director,
Director, Chairman of the Board and President  GT Global since 1991; Senior Vice President and Director of Sales and Marketing,
50 California Street                           GT Global from May 1992 to April 1995; Vice President and Director of Marketing,
San Francisco, CA 94111                        GT Global from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international GT companies) Advisory Board since January
                                               1996; Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                               President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice
                                               President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                               November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the
                                               "1940 Act"), that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 25

                             AIM GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and                             Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                           Director, President and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, A I M Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust AG since October 1996; Senior Vice President, General
San Francisco, CA 94111                        Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY), Inc., GT
                                               Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and Assistant                   President and Assistant Treasurer, Fund Management Company.
Treasurer


--------------

+   Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 26

                             AIM GLOBAL THEME FUNDS


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios, Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administrated by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 27

                             AIM GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Feeder Fund under an administration contract between the Company and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrators, administer each Portfolio's and each Feeder Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provide suitable office space, necessary small office equipment and utilities.



The Portfolio Management Contracts may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Feeder Fund, either the Company, each Portfolio or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND
AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Health Care Fund and Telecommunications Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Health Care Fund and Telecommunications Fund and administer the Health Care Fund's and the Telecommunications Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provide suitable office space, necessary small office equipment and utilities.


The Management Contracts may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Health Care Fund and Telecommunications Fund either the Company or each of AIM or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


                  Statement of Additional Information Page 28

                             AIM GLOBAL THEME FUNDS

The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Theme Portfolios to the Sub-adviser during the periods shown:

                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    5,820,067
1996......................................................................................................       5,495,494
1995......................................................................................................       4,453,857


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $   17,999,111
1996......................................................................................................      23,119,601
1995......................................................................................................      23,861,460


                          FINANCIAL SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      346,965
1996......................................................................................................          99,991
1995......................................................................................................          51,353


                            INFRASTRUCTURE PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      772,727
1996......................................................................................................         635,456
1995......................................................................................................         601,421



                              RESOURCES PORTFOLIO



YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      979,215
1996......................................................................................................         425,745
1995......................................................................................................         213,856


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    1,207,854
1996......................................................................................................         422,640
1995 (since Fund inception on Dec. 30, 1994)..............................................................          16,284



For the fiscal years ended October 31, 1995 and 1996, the Sub-adviser reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $51,353 and $103,267; $0 and $0; and $213,856 and $0,
respectively. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1995, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $18,756, $34,865 and $119,765; $208,892, $218,735 and
$266,025; and $74,485,  $147,614 and $338,578,  respectively. However, the  Sub-
adviser reimbursed those Funds for such fees in the amounts of $18,756, $34,865 and $0; $177,376, $0 and $0; and $74,485, $0 and $0, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal years ended October 31, 1996 and 1997, the Sub-adviser reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amount of $16,284, $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933, $147,623 and $416,297, respectively, in administration fees; however, the Sub-adviser reimbursed the Fund in the amounts of $5,933, $0 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND

Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts"
basis pursuant to a distribution contract between the Company and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


                  Statement of Additional Information Page 29

                             AIM GLOBAL THEME FUNDS

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, 1996 and 1997 the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund were $30,660, $141,582 and $153,780; $170,297, $621,480 and
$493,322; $616,  $3,493  and $12,292  ;  $5,836, $21,910  and  $27,303;  $1,931,
$14,761 and $34,698; and $318, $14,778 and $43,330, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealers price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

                  Statement of Additional Information Page 30

                             AIM GLOBAL THEME FUNDS


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.



European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


                  Statement of Additional Information Page 31

                             AIM GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.



Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

                  Statement of Additional Information Page 32

                             AIM GLOBAL THEME FUNDS

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of a Fund may be exchanged for Advisor Class shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Funds and the Portfolios to dispose of securities owned by them or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 33

                             AIM GLOBAL THEME FUNDS

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities, by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.


TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.


Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce

                  Statement of Additional Information Page 34

                             AIM GLOBAL THEME FUNDS
the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's Income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's annual ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997, the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from disposition of foreign currencies (except certain gains that

                  Statement of Additional Information Page 35

                             AIM GLOBAL THEME FUNDS
may be excluded by future regulations), and gains from the options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).


Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 36

                             AIM GLOBAL THEME FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' and Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Company's and Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAMES


Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.


SPECIAL SERVICING AGREEMENT

Subject to receipt of an exemptive order from the Securities and Exchange Commission, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Company on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM New Dimension Fund ("New Dimension Fund"), AIM, the Sub-adviser, and GT Global Investor Services, Inc. The Agreement will provide that, if the Board of Directors determines that a Fund's share of the aggregate expenses of New Dimension Fund is less than the estimated savings to the Fund from the operation of New Dimension Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by New Dimension Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Funds generated by the operation of New Dimension Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.


                  Statement of Additional Information Page 37

                             AIM GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Advisor Class shares of the Health Care Fund, stated as average annualized total returns for the periods shown, were:

                                                                     HEALTH CARE
                                                    HEALTH CARE          FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    22.27%            29.00%
Oct. 31, 1992 through Oct. 31, 1997...............    15.24%              n/a
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             29.54%
Aug. 7, 1989 (commencement of operation) through
 Oct. 31, 1997....................................    15.23%              n/a

The Standardized  Returns  for the  Class  A and  Advisor  Class shares  of  the
Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                    TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS        CATIONS FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    12.11%            18.33%
Oct. 31, 1992 through Oct. 31, 1997...............    13.88%              n/a
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             14.00%
Jan. 27, 1992 (commencement of operations) through
 Oct. 31, 1997....................................    11.48%              n/a

The Standardized  Returns  for the  Class  A and  Advisor  Class shares  of  the
Financial Services Fund, stated as average annualized total returns for the periods shown, were:

                                                                      FINANCIAL
                                                     FINANCIAL         SERVICES
                                                     SERVICES            FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    23.74%            30.52%
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             24.52%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................    13.70%              n/a

The Standardized Returns for the Class A and Advisor Class shares of the Infrastructure Fund, stated as average annualized total returns for the periods shown, were:

                                                                     INFRASTRUCTURE
                                                    INFRASTRUCTURE       FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................     4.18%            10.10%
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             12.59%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................     8.30%              n/a

                  Statement of Additional Information Page 38

                             AIM GLOBAL THEME FUNDS


The Standardized Returns for the Class A and Advisor Class shares of the Resources Fund, stated as average annualized total returns for the periods shown, were:



                                                                      RESOURCES
                                                     RESOURCES           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    16.81%            23.23%
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             30.33%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................    18.64%              n/a


The Standardized Returns for the Class A and Advisor Class shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                                       CONSUMER
                                                     CONSUMER          PRODUCTS
                                                     PRODUCTS            AND
                                                        AND            SERVICES
                                                     SERVICES            FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................     5.30%            11.15%
June 1, 1995 (commencement of operations) to Oct.
 31, 1997.........................................      n/a             34.67%
Dec. 30, 1994 (commencement of operations) to Oct.
 31, 1997.........................................    27.70%              n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Health Care Fund, stated as aggregate total returns for the periods shown, were:

                                                                     HEALTH CARE
                                                    HEALTH CARE          FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................        n/a           87.05%
Aug. 7, 1989 (commencement of operations) through
 Oct. 31, 1997....................................   237.37%              n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                                    TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS        CATIONS FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             37.30%
Jan. 27, 1992 (commencement of operations) through
 Oct. 31, 1997....................................    96.32%              n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Financial Services Fund, stated as aggregate total returns for the period shown, were:

                                                                      FINANCIAL
                                                     FINANCIAL         SERVICES
                                                     SERVICES            FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................     n/a              69.98%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................    62.87%              n/a

                  Statement of Additional Information Page 39

                             AIM GLOBAL THEME FUNDS

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Infrastructure Fund, stated as aggregate total returns for the period shown, were:

                                                                     INFRASTRUCTURE
                                                    INFRASTRUCTURE       FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................      n/a             33.22%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................    37.89%              n/a


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Resources Fund, stated as aggregate total returns for the period shown, were:



                                                                      RESOURCES
                                                     RESOURCES           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................        n/a           89.81%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997....................................    88.33%              n/a


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:

                                                                       CONSUMER
                                                     CONSUMER          PRODUCTS
                                                     PRODUCTS            AND
                                                        AND            SERVICES
                                                     SERVICES            FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
June 1, 1995 (commencement of operations) through
 Oct. 31, 1997....................................    n/a              105.47%
Dec. 30, 1994 (commencement of operations) through
 Oct. 31, 1997....................................   110.02%              n/a

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare a Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

                  Statement of Additional Information Page 40

                             AIM GLOBAL THEME FUNDS

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunication companies in the developing and emerging countries.

       (13) Datastream  and Worldscope,  each of  which is  an on-line  database
    retrieval   service  for   information,  including,  but   not  limited  to,
    international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development
Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times Far Eastern Economic Review, The Economist and

                  Statement of Additional Information Page 41

                             AIM GLOBAL THEME FUNDS
Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from the relevant indices.


From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all AIM Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes each Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program, and investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from


                  Statement of Additional Information Page 42

                             AIM GLOBAL THEME FUNDS

the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including, but not limited to, the economic and financial data of financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries  restructuring their debt,  including those under  the Brady Plan:
    The Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of

                  Statement of Additional Information Page 43

                             AIM GLOBAL THEME FUNDS

Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Funds' investment objectives will be achieved.


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research firms such  as Mehta and  Isaly which publishes  PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The  World  Bank  and its  publications  such as  THE  WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Sub-adviser believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-adviser expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-adviser, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Sub-adviser believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-adviser, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

                  Statement of Additional Information Page 44

                             AIM GLOBAL THEME FUNDS

TELECOMMUNICATIONS FUND
From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-adviser expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


CONSUMER PRODUCTS AND SERVICES FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

                  Statement of Additional Information Page 45

                             AIM GLOBAL THEME FUNDS

INFRASTRUCTURE FUND
From time to time the Fund and AIM Distributors may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and AIM Distributors may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries


RESOURCES FUND

From time to time the Fund and AIM Distributors may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Statement of Additional Information Page 46

                             AIM GLOBAL THEME FUNDS

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  Statement of Additional Information Page 47

                             AIM GLOBAL THEME FUNDS

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

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                              FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

The audited financial statements of the Funds as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1997, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (56.3%)
  CVS Corp. .................................................   US             97,900   $  6,002,494         3.7
    RETAILERS-OTHER
  Airborne Freight Corp. ....................................   US             80,600      5,108,025         3.1
    TRANSPORTATION - AIRLINES
  Brylane, Inc.-/- ..........................................   US            115,000      4,995,313         3.1
    RETAILERS-APPAREL
  New York Times Co. "A" ....................................   US             90,000      4,927,500         3.0
    BROADCASTING & PUBLISHING
  Jones Apparel Group, Inc.-/- ..............................   US             89,200      4,538,050         2.8
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US            150,000      4,143,750         2.5
    RETAILERS-APPAREL
  Loblaw Cos., Ltd. .........................................   CAN           251,800      3,663,000         2.2
    RETAILERS-FOOD
  Nordstrom, Inc. ...........................................   US             56,000      3,430,000         2.1
    RETAILERS-APPAREL
  Yogen Fruz World-Wide, Inc.-/- ............................   CAN           583,900      3,314,789         2.0
    RETAILERS-FOOD
  Central Newspapers, Inc. "A" ..............................   US             50,000      3,284,375         2.0
    BROADCASTING & PUBLISHING
  Cinar Films, Inc. "B"{\/} .................................   CAN            76,000      2,954,500         1.8
    LEISURE & TOURISM
  Chapters, Inc.: ...........................................   CAN                --             --         1.8
    RETAILERS-OTHER
    Common-/- ...............................................   --             83,500      1,747,978          --
    Special Warrants(::) -/- ................................   --             66,200      1,204,960          --
  Sears Canada, Inc. ........................................   CAN           170,500      2,825,131         1.7
    RETAILERS-OTHER
  Gap, Inc. .................................................   US             50,000      2,659,375         1.6
    RETAILERS-APPAREL
  Outdoor Systems, Inc.-/- ..................................   US             84,000      2,583,000         1.6
    BUSINESS & PUBLIC SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US             60,000      2,535,000         1.6
    BUSINESS & PUBLIC SERVICES
  Avis Rent A Car, Inc. .....................................   US             90,000      2,469,375         1.5
    TRANSPORTATION - ROAD & RAIL
  Consolidated Stores Corp.-/- ..............................   US             61,300      2,444,338         1.5
    RETAILERS-OTHER
  Family Dollar Stores, Inc. ................................   US            103,000      2,420,500         1.5
    RETAILERS-APPAREL
  Bed Bath & Beyond-/- ......................................   US             76,000      2,413,000         1.5
    RETAILERS-OTHER
  Stage Stores, Inc.-/- .....................................   US             65,000      2,372,500         1.5
    RETAILERS-APPAREL
  Transat A.T., Inc.-/- .....................................   CAN           270,200      2,320,054         1.4
    TRANSPORTATION - AIRLINES
  Dress Barn, Inc.-/- .......................................   US             90,700      2,301,513         1.4
    RETAILERS-APPAREL
  Abercrombie & Fitch Co.-/- ................................   US             80,000      2,080,000         1.3
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Ames Department Stores, Inc.-/- ...........................   US            132,600   $  2,063,588         1.3
    RETAILERS-OTHER
  Valassis Communications, Inc.-/- ..........................   US             60,000      1,770,000         1.1
    BROADCASTING & PUBLISHING
  Air Canada ................................................   CAN           150,000      1,495,529         0.9
    TRANSPORTATION - AIRLINES
  The Bombay Co., Inc. ......................................   US            244,100      1,479,856         0.9
    RETAILERS-OTHER
  Budget Group, Inc. "A"-/- .................................   US             41,800      1,463,000         0.9
    TRANSPORTATION - ROAD & RAIL
  Tuesday Morning Corp.-/- ..................................   US             50,050      1,213,713         0.7
    RETAILERS-APPAREL
  Ryanair Holdings PLC - ADR-/- {\/} ........................   IRE            42,500      1,062,500         0.7
    TRANSPORTATION - AIRLINES
  Star Choice Communications, Inc.-/- .......................   CAN           293,500        916,406         0.6
    BROADCASTING & PUBLISHING
  Hospitality Worldwide Services-/- .........................   US             66,000        767,250         0.5
    LEISURE & TOURISM
  Dayton Hudson Corp. .......................................   US             10,000        628,125         0.4
    RETAILERS-APPAREL
  N2K, Inc.-/- ..............................................   US              8,300        218,394         0.1
    LEISURE & TOURISM
  Hudson's Bay Co. ..........................................   CAN               300          6,866          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          91,823,747
                                                                                        ------------
Consumer Non-Durables (14.8%)
  Morningstar Group, Inc.-/- ................................   US            151,200      6,463,796         4.0
    FOOD
  Tabacalera S.A. "A" .......................................   SPN            74,000      5,332,967         3.3
    TOBACCO
  Interstate Bakeries Corp. .................................   US             70,600      4,509,575         2.8
    FOOD
  Foodmaker, Inc.-/- ........................................   US            208,400      3,425,575         2.1
    FOOD
  General Cigar Holdings, Inc.-/- ...........................   US             62,800      1,817,275         1.1
    TOBACCO
  Saputo Group, Inc.-/- .....................................   CAN           114,400      1,753,506         1.1
    FOOD
  American Italian Pasta Co. "A"-/- .........................   US             30,000        630,000         0.4
    FOOD
                                                                                        ------------
                                                                                          23,932,694
                                                                                        ------------
Finance (6.5%)
  BankAmerica Corp. .........................................   US             71,000      5,076,500         3.1
    BANKS-MONEY CENTER
  Merita Ltd. "A" ...........................................   FIN           738,300      3,608,281         2.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  O&Y Properties Corp. Special Warrants(::) -/- {::} ........   CAN           342,400   $  1,943,798         1.2
    REAL ESTATE
                                                                                        ------------
                                                                                          10,628,579
                                                                                        ------------
Technology (2.6%)
  CHS Electronics, Inc.-/- ..................................   US            164,500      4,019,969         2.5
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ...........................   US              7,100        126,025         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           4,145,994
                                                                                        ------------
Capital Goods (1.3%)
  HON INDUSTRIES, Inc. ......................................   US             40,000      2,065,000         1.3
    OFFICE EQUIPMENT
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,047,571) ................                            132,596,014        81.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $4,435,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $5,818,438,
   including accrued interest).
   (cost $5,697,881)  .......................................                              5,697,881         3.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $129,745,452)  * ....................                            138,293,895        85.0
Other Assets and Liabilities ................................                             24,368,418        15.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $162,662,313       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $129,972,640 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,067,741
                 Unrealized depreciation:            (2,746,486)
                                                  -------------
                 Net unrealized appreciation:     $   8,321,255
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F4

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................   14.7                  14.7
Finland (FIN/FIM) ....................    2.2                   2.2
Ireland (IRE/IEP) ....................    0.7                   0.7
Spain (SPN/ESP) ......................    3.3                   3.3
United States (US/USD) ...............   60.6       18.5       79.1
                                        ------     -----      -----
Total  ...............................   81.5       18.5      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $162,662,313.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (50.6%)
  Sparbanken Sverige AB "A" ..................................   SWDN           68,000   $ 1,543,927         1.9
  City National Corp. ........................................   US             50,550     1,525,978         1.9
  Lloyds TSB Group PLC .......................................   UK            113,600     1,419,524         1.8
  Royal Bank of Canada .......................................   CAN            26,000     1,390,221         1.7
  NationsBank Corp. ..........................................   US             20,000     1,197,500         1.5
  Mellon Bank Corp. ..........................................   US             21,800     1,124,063         1.4
  Bank of Montreal ...........................................   CAN            25,800     1,114,058         1.4
  Demirbank T.A.S. ...........................................   TRKY       37,896,000     1,084,691         1.3
  National Bank of Canada ....................................   CAN            75,600     1,080,996         1.3
  Hamilton Bancorp, Inc.-/- ..................................   US             35,000     1,067,500         1.3
  Crestar Financial Corp. ....................................   US             20,800       984,100         1.2
  GreenPoint Financial Corp. .................................   US             15,100       972,063         1.2
  Norbanken AB ...............................................   SWDN           30,400       954,136         1.2
  Christiania Bank Og Kreditkasse ............................   NOR           232,900       933,534         1.2
  Bayerische Vereinsbank .....................................   GER            16,070       931,864         1.2
  Bank Leumi Le - Israel .....................................   ISRL          605,700       930,012         1.1
  Jyske Bank .................................................   DEN             9,000       927,029         1.1
  Bank Hapoalim Ltd. .........................................   ISRL          383,000       906,460         1.1
  Bank of Ireland ............................................   IRE            70,800       895,906         1.1
  First Union Corp. (N.C.) ...................................   US             18,200       892,938         1.1
  H. F. Ahmanson & Co. .......................................   US             15,000       885,000         1.1
  Halifax PLC-/- .............................................   UK             76,800       869,507         1.1
  Nedcor Ltd. ................................................   SAFR           41,123       863,498         1.1
  Zagrebacka Banka - 144A GDR{.} {\/} ........................   CRT            27,000       860,625         1.1
  Sovereign Bancorp, Inc. ....................................   US             48,200       855,550         1.1
  First American Corp. .......................................   US             18,000       855,000         1.1
  Allied Irish Bank PLC{V} ...................................   IRE            97,644       826,256         1.0
  ABSA Group Ltd. ............................................   SAFR          138,867       822,809         1.0
  Anglo-Irish Bank Corp., PLC: ...............................   IRE                --            --         1.0
    Common{V} ................................................   --            315,036       515,196          --
    Common ...................................................   --            180,000       297,565          --
  Compagnie Financiere de Paribas S.A. .......................   FR             11,100       806,457         1.0
  First National Bank Holdings Ltd. ..........................   SAFR          105,800       799,549         1.0
  Yapi ve Kredi Bankasi A.S. .................................   TRKY       26,000,000       793,807         1.0
  Commercial International Bank - GDR{\/} ....................   EGPT           36,265       788,764         1.0
  National Australia Bank Ltd. ...............................   AUSL           56,500       772,531         1.0
  Ergo Bank S.A. .............................................   GREC           12,960       772,510         1.0
  Westpac Banking Corp., Ltd. ................................   AUSL          132,000       768,337         0.9
  Australia & New Zealand Banking Group Ltd. .................   AUSL          110,000       767,100         0.9
  Banco Totta & Acores S.A. "B" ..............................   PORT           39,300       760,068         0.9
  Wielkopolski Bank Kredytowy S.A. ...........................   POL           138,000       753,448         0.9
  Cullen/Frost Bankers, Inc. .................................   US             14,500       732,250         0.9
  Akbank T.A.S. ..............................................   TRKY        9,821,967       669,363         0.8
  Banco Commercial S.A. - 144A GDR{.} {\/} ...................   URGY           22,000       638,000         0.8
  BG Bank AS .................................................   DEN             9,500       610,308         0.8
  Banco Bradesco S.A. Preferred ..............................   BRZL       79,500,000       591,346         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (Continued)
  Security Bank Corp.-/- .....................................   PHIL          688,900   $   363,095         0.4
                                                                                         -----------
                                                                                          40,914,439
                                                                                         -----------
Banks - Money Center (18.4%)
  BankAmerica Corp. ..........................................   US             43,400     3,103,091         3.8
  Citicorp ...................................................   US             15,050     1,882,191         2.3
  Chase Manhattan Corp. ......................................   US             14,750     1,701,781         2.1
  Merita Ltd. "A" ............................................   FIN           297,000     1,451,523         1.8
  HSBC Holdings PLC ..........................................   HK             55,800     1,263,260         1.6
  Barclays PLC ...............................................   UK             39,375       986,026         1.2
  Schweizerischer Bankverein (Swiss Bank Corp.)-/- ...........   SWTZ            3,330       895,532         1.1
  Unidanmark AS "A" ..........................................   DEN            13,200       891,009         1.1
  ABN AMRO Holdings N.V. .....................................   NETH           42,864       863,463         1.1
  Bank of Tokyo - Mitsubishi .................................   JPN            41,750       544,867         0.7
  Sumitomo Bank ..............................................   JPN            37,000       393,682         0.5
  Industrial Bank of Japan ...................................   JPN            26,000       257,190         0.3
  Fuji Bank Ltd. .............................................   JPN            29,000       250,707         0.3
  Sanwa Bank .................................................   JPN            24,000       241,397         0.3
  Dai-Ichi Kangyo Bank Ltd. ..................................   JPN            15,000       127,182         0.2
                                                                                         -----------
                                                                                          14,852,901
                                                                                         -----------
Insurance - Multi-Line (10.9%)
  Conseco, Inc. ..............................................   US             51,600     2,251,050         2.8
  Fremont General Corp. ......................................   US             30,000     1,398,750         1.7
  Allstate Corp. .............................................   US             15,000     1,244,063         1.5
  SunAmerica, Inc. ...........................................   US             29,800     1,070,938         1.3
  Axa Group ..................................................   FR             14,770     1,011,872         1.2
  Royal & Sun Alliance Insurance Group PLC ...................   UK             98,700       946,110         1.2
  American International Group, Inc. .........................   US              9,200       938,975         1.2
                                                                                         -----------
                                                                                           8,861,758
                                                                                         -----------
Consumer Finance (5.8%)
  The Money Store, Inc. ......................................   US             39,500     1,120,813         1.4
  Green Tree Financial Corp. .................................   US             24,600     1,036,275         1.3
  Doral Financial Corp. ......................................   US             45,200     1,000,050         1.2
  Aeon Credit Service ........................................   HK          2,964,000       747,710         0.9
  Acom Co., Ltd. .............................................   JPN             9,000       493,766         0.6
  Bankard, Inc.-/- ...........................................   PHIL        5,307,000       362,872         0.4
                                                                                         -----------
                                                                                           4,761,486
                                                                                         -----------
Other Financial (4.1%)
  Newcourt Credit Group, Inc. ................................   CAN            25,200       871,771         1.1
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ...................................................   PAN            20,000       795,000         1.0
  Investors Financial Services Corp. .........................   US             16,500       726,000         0.9
  MoneyGram Payment Systems, Inc.-/- .........................   US             42,000       580,125         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Other Financial (Continued)
  Shohkoh Fund ...............................................   JPN             1,200   $   349,127         0.4
                                                                                         -----------
                                                                                           3,322,023
                                                                                         -----------
Securities Broker (2.8%)
  Hambrecht & Quist Group-/- .................................   US             30,000       945,000         1.2
  Morgan Stanley, Dean Witter, Discover and Co. ..............   US             13,200       652,575         0.8
  Peregrine Investment Holdings Ltd. .........................   HK            532,000       523,053         0.6
  Nomura Securities Co., Ltd. ................................   JPN            10,000       116,376         0.1
  Daiwa Securities Co., Ltd. .................................   JPN            14,000        84,722         0.1
                                                                                         -----------
                                                                                           2,321,726
                                                                                         -----------
Investment Management (2.4%)
  Alliance Capital Management L.P. ...........................   US             32,400     1,111,725         1.4
  Franklin Resources, Inc. ...................................   US              8,750       786,406         1.0
                                                                                         -----------
                                                                                           1,898,131
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $69,090,966) ..................                            76,932,464        95.0
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $2,110,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,768,185,
   including accrued interest). (cost $2,708,419)  ...........                             2,708,419         3.4
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $71,799,385)  * ......................                            79,640,883        98.4
Other Assets and Liabilities .................................                             1,320,751         1.6
                                                                                         -----------       -----

NET ASSETS ...................................................                           $80,961,634       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {V}  Security is denominated in GBP.
          * For Federal income tax purposes, cost is $72,281,726 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  10,637,773
                 Unrealized depreciation:            (3,278,616)
                                                  -------------
                 Net unrealized appreciation:     $   7,359,157
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F8

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    2.8                           2.8
Brazil (BRZL/BRL) ....................    0.7                           0.7
Canada (CAN/CAD) .....................    5.5                           5.5
Croatia (CRT/HRK) ....................    1.1                           1.1
Denmark (DEN/DKK) ....................    3.0                           3.0
Egypt (EGPT/EGP) .....................    1.0                           1.0
Finland (FIN/FIM) ....................    1.8                           1.8
France (FR/FRF) ......................    2.2                           2.2
Germany (GER/DEM) ....................    1.2                           1.2
Greece (GREC/GRD) ....................    1.0                           1.0
Hong Kong (HK/HKD) ...................    3.1                           3.1
Ireland (IRE/IEP) ....................    3.1                           3.1
Israel (ISRL/ILS) ....................    2.2                           2.2
Japan (JPN/JPY) ......................    3.5                           3.5
Netherlands (NETH/NLG) ...............    1.1                           1.1
Norway (NOR/NOK) .....................    1.2                           1.2
Panama (PAN/PND) .....................    1.0                           1.0
Philippines (PHIL/PHP) ...............    0.8                           0.8
Poland (POL/PLZ) .....................    0.9                           0.9
Portugal (PORT/PTE) ..................    0.9                           0.9
South Africa (SAFR/ZAR) ..............    3.1                           3.1
Sweden (SWDN/SEK) ....................    3.1                           3.1
Switzerland (SWTZ/CHF) ...............    1.1                           1.1
Turkey (TRKY/TRL) ....................    3.1                           3.1
United Kingdom (UK/GBP) ..............    5.3                           5.3
United States (US/USD) ...............   40.4         5.0              45.4
Uruguay (URGY/UYP) ...................    0.8                           0.8
                                        ------        ---        ----------
Total  ...............................   95.0         5.0             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $80,961,634.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,182,045       114.50000  11/12/97   $    59,877
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,241,922)...................     1,182,045                                  59,877
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.46%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    59,877
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (37.8%)
  ATL Ultrasound, Inc.{::} -/- ..............................   US            755,500   $ 32,486,500         5.2
  Visx, Inc.{::} -/- ........................................   US          1,147,700     26,253,638         4.2
  Endosonics Corp.{::} -/- ..................................   US          1,546,000     17,779,000         2.8
  Physio-Control International Corp.{::} -/- ................   US          1,050,500     16,742,344         2.7
  Sunrise Medical, Inc.{::} -/- .............................   US          1,011,700     15,618,119         2.5
  Waters Corp.-/- ...........................................   US            345,000     15,158,438         2.4
  Dexter Corp. ..............................................   US            339,000     13,305,750         2.1
  TECNOL Medical Products, Inc.-/- ..........................   US            572,900     12,317,350         2.0
  Circon Corp.{::} -/- ......................................   US            686,486     10,812,155         1.7
  Cardiac Pathways Corp.{::} -/- ............................   US          1,002,400      9,522,800         1.5
  Lifecore Biomedical, Inc.-/- ..............................   US            361,900      7,509,425         1.2
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            658,700      6,751,675         1.1
  Mentor Corp. ..............................................   US            175,800      6,405,713         1.0
  CONMED Corp.-/- ...........................................   US            308,400      6,322,200         1.0
  Angeion Corp.-/- ..........................................   US          1,325,000      5,217,188         0.8
  Kensey Nash Corp.-/- ......................................   US            322,600      4,919,650         0.8
  Photoelectron Corp.-/- ....................................   US            338,300      3,721,300         0.6
  Cardiovascular Dynamics, Inc.{::} -/- .....................   US            515,675      3,480,806         0.6
  Innerdyne, Inc.-/- ........................................   US            824,600      2,886,100         0.5
  CardioGenesis Corp.-/- ....................................   US            307,000      2,763,000         0.4
  Laser Industries Ltd.-/- ..................................   US            130,500      2,593,688         0.4
  INAMED Corp.{::} -/- ......................................   US            628,900      2,515,600         0.4
  Heartstream, Inc.-/- ......................................   US            206,800      2,145,550         0.3
  Laserscope-/- .............................................   US            330,800      1,943,450         0.3
  ThermoTrex Corp.-/- .......................................   US             73,000      1,679,000         0.3
  Micro Therapeutics, Inc.-/- ...............................   US            290,000      1,558,750         0.2
  Abaxis, Inc.-/- ...........................................   US            462,400      1,445,000         0.2
  Lumisys, Inc.-/- ..........................................   US            211,400      1,294,825         0.2
  Interpore International-/- ................................   US             92,900        870,938         0.1
  Sulzer Medica AG - Registered-/- ..........................   SWTZ            3,130        849,571         0.1
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL           19,200        753,600         0.1
  Thoratec Laboratories Corp.-/- ............................   US             60,000        412,500         0.1
  ATS Medical, Inc.-/- ......................................   US             31,250        195,313          --
  Conceptus, Inc.-/- ........................................   US             18,000        130,500          --
                                                                                        ------------
                                                                                         238,361,436
                                                                                        ------------
Biotechnology (26.6%)
  Protein Design Labs, Inc.{::} -/- .........................   US          1,017,600     50,752,795         8.1
  Amgen, Inc.-/- ............................................   US            539,000     26,545,750         4.2
  Guilford Pharmaceuticals, Inc.-/- .........................   US            896,600     21,854,625         3.5
  Cell Therapeutics, Inc.{::} -/- ...........................   US          1,141,000     18,256,000         2.9
  Regeneron Pharmaceuticals, Inc.{::} -/- ...................   US          1,414,900     14,768,019         2.4
  Human Genome Sciences, Inc.-/- ............................   US            260,900     10,696,900         1.7
  Genelabs Technologies, Inc.-/- ............................   US          1,642,800      6,365,850         1.0
  Interferon Sciences, Inc.-/- ..............................   US            552,500      5,110,625         0.8
  NABI, Inc.-/- .............................................   US            592,500      2,814,375         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (Continued)
  PathoGenesis Corp.-/- .....................................   US             61,400   $  2,210,400         0.4
  Agouron Pharmaceuticals, Inc.-/- ..........................   US             46,400      2,117,000         0.3
  CytoTherapeutics, Inc.-/- .................................   US            396,900      2,083,725         0.3
  Pharmacyclics, Inc.-/- ....................................   US             75,000      1,912,500         0.3
  Coulter Pharmaceutical, Inc.-/- ...........................   US             73,700      1,059,438         0.2
  Enzon, Inc. Preferred-/- (.) ..............................   US             16,000        222,460          --
  Targeted Genetics Corp.-/- ................................   US             40,000        160,000          --
                                                                                        ------------
                                                                                         166,930,462
                                                                                        ------------
Pharmaceuticals (17.7%)
  TheraTech, Inc.{::} -/- ...................................   US          2,150,000     22,575,000         3.6
  American Home Products Corp. ..............................   US            145,600     10,792,600         1.7
  Perrigo Co.-/- ............................................   US            648,600      9,972,225         1.6
  Spiros Development Corp.(::) (.) -/- ......................   US            100,000      9,161,246         1.5
  Rhone-Poulenc "A" .........................................   FR            190,736      8,319,910         1.3
  Depotech Corp.-/- .........................................   US            549,300      7,621,538         1.2
  Magainin Pharmaceuticals, Inc.-/- .........................   US            895,100      7,608,350         1.2
  Bergen Brunswig Corp. "A" .................................   US            150,000      6,009,375         1.0
  Catalytica, Inc.-/- .......................................   US            437,866      5,473,325         0.9
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US            597,800      5,380,200         0.9
  IVAX Corp.-/- .............................................   US            700,000      5,293,750         0.8
  Altana AG .................................................   GER            50,000      3,632,937         0.6
  Life Medical Sciences, Inc.{::} -/- .......................   US            768,600      3,074,400         0.5
  Warner Chilcott Laboratories - ADR{\/} ....................   IRE           117,000      1,652,625         0.3
  Unimed Pharmaceuticals, Inc.-/- ...........................   US            147,200      1,048,800         0.2
  Intercardia, Inc.-/- ......................................   US             41,200        999,100         0.2
  Alpharma, Inc. "A" ........................................   US             21,700        478,756         0.1
  Aradigm Corp.-/- ..........................................   US             28,000        322,000         0.1
                                                                                        ------------
                                                                                         109,416,137
                                                                                        ------------
Health Care Services (5.2%)
  Vencor, Inc.-/- ...........................................   US            801,400     21,637,800         3.5
  Allegiance Corp. ..........................................   US            120,000      3,330,000         0.5
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,313,588         0.4
  Parkway Holdings Ltd. .....................................   SING          900,000      2,277,177         0.4
  SteriGenics International, Inc.-/- ........................   US             61,900      1,392,750         0.2
  Cohr, Inc.-/- .............................................   US            129,100      1,355,550         0.2
                                                                                        ------------
                                                                                          32,306,865
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $484,175,220) ................                            547,014,900        87.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736   $    603,731         0.1
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000         18,750          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                                622,481         0.1
                                                                                        ------------       -----

                                                                            NO. OF
RIGHTS                                                                      RIGHTS
-------------------------------------------------------------             -----------
  Alpharma, Inc. Rights, expire 11/25/97 (cost $0) ..........   US              3,616         20,340          --
                                                                                        ------------       -----
    PHARMACEUTICALS

REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $56,460,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $74,071,916,
   including accrued interest).
   (cost $72,617,234)  ......................................                             72,617,234        11.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $556,824,591)  * ....................                            620,274,955        99.0
Other Assets and Liabilities ................................                              6,067,162         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $626,342,117       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting less than 1.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Enzon, Inc. Preferred..........................       3/22/90       16,000  $   400,000   $13.90
             Spiros Development Corp........................       1/3/96        100,000   3,000,000   91.61

          * For Federal income tax purposes, cost is $558,926,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  88,802,844
                 Unrealized depreciation:           (27,454,091)
                                                  -------------
                 Net unrealized appreciation:     $  61,348,753
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F12

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------
                                                 FIXED INCOME,   SHORT-TERM
                                                   RIGHTS &        &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS      OTHER  TOTAL
--------------------------------------  ------   -------------   -----  -----
France (FR/FRF) ......................    1.3         0.1                 1.4
Germany (GER/DEM) ....................    0.6                             0.6
Ireland (IRE/IEP) ....................    0.3                             0.3
Israel (ISRL/ILS) ....................    0.1                             0.1
Mexico (MEX/MXN) .....................    0.4                             0.4
Singapore (SING/SGD) .................    0.4                             0.4
Switzerland (SWTZ/CHF) ...............    0.1                             0.1
United States (US/USD) ...............   84.1                    12.6    96.7
                                        ------        ---        -----  -----
Total  ...............................   87.3         0.1        12.6   100.0
                                        ------        ---        -----  -----
                                        ------        ---        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $626,342,117.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (31.2%)
  Hub Power Co.-/- ...........................................   PAK         2,400,000   $ 3,206,835         3.3
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ......................   US             90,000     3,099,375         3.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN           160,000     2,980,000         3.0
    ELECTRICAL & GAS UTILITIES
  Shaw Group, Inc.-/- ........................................   US            140,300     2,928,763         3.0
    ENERGY EQUIPMENT & SERVICES
  IES Industries, Inc. .......................................   US             81,000     2,612,250         2.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        9,910,000     2,535,033         2.6
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          450,000     2,370,058         2.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        7,000,000     2,324,020         2.4
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          16,800     1,948,628         2.0
    ELECTRICAL & GAS UTILITIES
  Giant Industries, Inc. .....................................   US            102,600     1,840,388         1.9
    OIL
  AES Corp.-/- ...............................................   US             45,264     1,793,586         1.8
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,085,000         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900       996,000         1.0
    ELECTRICAL & GAS UTILITIES
  MetroGas S.A. - ADR{\/} ....................................   ARG           111,051       805,120         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          30,525,056
                                                                                         -----------
Services (23.1%)
  Canadian National Railway Co. ..............................   CAN            60,900     3,284,415         3.3
    TRANSPORTATION - ROAD & RAIL
  Aeroporti di Roma SpA-/- ...................................   ITLY          286,600     2,606,270         2.7
    TRANSPORTATION - AIRLINES
  Hellenic Telecommunications Organization S.A. ..............   GREC          118,250     2,469,600         2.5
    TELEPHONE NETWORKS
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          600,000     2,415,946         2.5
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           19,000     2,187,547         2.2
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,782,000         1.8
    TRANSPORTATION - ROAD & RAIL
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           43,000     1,773,750         1.8
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,546,875         1.6
    WIRELESS COMMUNICATIONS
  Centennial Cellular Corp. "A"-/- ...........................   US             50,000     1,000,000         1.0
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  DDI Corp. ..................................................   JPN               295   $   985,786         1.0
    WIRELESS COMMUNICATIONS
  Telefonica del Peru S.A. - ADR{\/} .........................   PERU           40,900       807,775         0.8
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ...................................................   VENZ           16,000       700,000         0.7
    TELEPHONE NETWORKS
  Pakistan Telecommunications Co., Ltd.: .....................   PAK                --            --         0.6
    TELEPHONE NETWORKS
    GDR{\/} ..................................................   --              4,892       396,252          --
    "A" ......................................................   --            280,000       235,741          --
  Philippine Long Distance Telephone Co. - ADR{\/} ...........   PHIL           20,000       485,000         0.5
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       127,814         0.1
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                          22,804,771
                                                                                         -----------
Materials/Basic Industry (20.8%)
  Giant Cement Holding, Inc.-/- ..............................   US            179,800     4,360,150         4.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR           15,060     3,162,600         3.2
    CEMENT
  Northwest Pipe Co.-/- ......................................   US            127,500     3,091,875         3.2
    METALS - STEEL
  IPSCO, Inc. ................................................   CAN            67,600     2,926,199         3.0
    METALS - STEEL
  Hylsamex, S.A. de C.V. - 144A ADR{.} {\/} ..................   MEX            75,000     2,896,875         3.0
    METALS - STEEL
  NS Group, Inc.-/- ..........................................   US             98,100     2,624,175         2.7
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000     1,245,000         1.3
    CEMENT
                                                                                         -----------
                                                                                          20,306,874
                                                                                         -----------
Capital Goods (9.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK            139,600     3,760,474         3.8
    AEROSPACE/DEFENSE
  Caterpillar, Inc. ..........................................   US             60,000     3,075,000         3.1
    MACHINERY & ENGINEERING
  KCI Konecranes International ...............................   FIN            42,660     1,664,636         1.7
    MACHINERY & ENGINEERING
  United Engineers Ltd. ......................................   MAL           270,000       640,733         0.7
    CONSTRUCTION
                                                                                         -----------
                                                                                           9,140,843
                                                                                         -----------
Technology (7.8%)
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL          130,000     2,941,250         3.0
    TELECOM TECHNOLOGY
  Emcore Corp.-/- ............................................   US            123,000     2,367,750         2.4
    SEMICONDUCTORS

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Cisco Systems, Inc.-/- .....................................   US             21,000   $ 1,722,656         1.8
    NETWORKING
  Asia Pacific Wire & Cable Corporation Ltd.-/- {\/} .........   SING           59,400       549,450         0.6
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           7,581,106
                                                                                         -----------
Multi-Industry/Miscellaneous (4.7%)
  Mannesmann AG ..............................................   GER             7,500     3,166,135         3.2
    MULTI-INDUSTRY
  E.R.G. Ltd. ................................................   AUSL        1,689,040     1,436,723         1.5
    MULTI-INDUSTRY
                                                                                         -----------
                                                                                           4,602,858
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $76,186,714) ..................                            94,961,508        96.9
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $1,680,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,204,053,
   including accrued interest). (cost $2,156,334)  ...........                             2,156,334         2.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $78,343,048)  * ......................                            97,117,842        99.1
Other Assets and Liabilities .................................                               901,217         0.9
                                                                                         -----------       -----

NET ASSETS ...................................................                           $98,019,059       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $78,343,048 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  23,477,043
                 Unrealized depreciation:            (4,702,249)
                                                  -------------
                 Net unrealized appreciation:     $  18,774,794
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F16

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    0.8                   0.8
Australia (AUSL/AUD) .................    1.5                   1.5
Austria (ASTRI/ATS) ..................    2.0                   2.0
Brazil (BRZL/BRL) ....................    6.0                   6.0
Canada (CAN/CAD) .....................    6.3                   6.3
Czech Republic (CZCH/CSK) ............    2.2                   2.2
Ecuador (ECDR/ECS) ...................    3.2                   3.2
Egypt (EGPT/EGP) .....................    1.3                   1.3
Finland (FIN/FIM) ....................    1.7                   1.7
Germany (GER/DEM) ....................    3.2                   3.2
Greece (GREC/GRD) ....................    2.5                   2.5
Hong Kong (HK/HKD) ...................    0.1                   0.1
India (IND/INR) ......................    1.1                   1.1
Israel (ISRL/ILS) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    7.6                   7.6
Japan (JPN/JPY) ......................    1.0                   1.0
Malaysia (MAL/MYR) ...................    0.7                   0.7
Mexico (MEX/MXN) .....................    3.0                   3.0
New Zealand (NZ/NZD) .................    1.8                   1.8
Pakistan (PAK/PKR) ...................    3.9                   3.9
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    0.5                   0.5
Portugal (PORT/PTE) ..................    1.8                   1.8
Singapore (SING/SGD) .................    0.6                   0.6
Spain (SPN/ESP) ......................    3.0                   3.0
United Kingdom (UK/GBP) ..............    3.8                   3.8
United States & Other (US/USD) .......   32.8        3.1       35.9
Venezuela (VENZ/VEB) .................    0.7                   0.7
                                        ------       ---      -----
Total  ...............................   96.9        3.1      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $98,019,059.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,509,823         1.80100  11/28/97   $   (66,180)
Japanese Yen............................       404,821       114.50000  11/12/97        20,506
Japanese Yen............................       368,245       120.70000  01/07/98        (4,948)
Japanese Yen............................        84,327       118.82300  02/04/98          (168)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,316,426)...................     2,367,216                                 (50,790)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 2.42%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   (50,790)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (53.2%)
  Schlumberger Ltd. .........................................   US             60,800   $  5,320,000         3.1
  Cliffs Drilling Co.-/- ....................................   US             73,100      5,313,456         3.1
  EVI, Inc.-/- ..............................................   US             81,000      5,199,188         3.0
  Varco International, Inc.-/- ..............................   US             85,000      5,179,688         3.0
  Cooper Cameron Corp.-/- ...................................   US             71,500      5,165,875         3.0
  Precision Drilling Corp.-/- ...............................   CAN           162,300      4,980,581         2.9
  Nabors Industries, Inc.-/- ................................   US            120,200      4,943,225         2.9
  Patterson Energy, Inc.-/- .................................   US             86,800      4,860,800         2.8
  UTI Energy Corp.-/- .......................................   US            107,700      4,806,113         2.8
  Key Energy Group, Inc.-/- .................................   US            147,600      4,630,950         2.7
  Pool Energy Services Co.-/- ...............................   US            133,600      4,534,050         2.6
  Diamond Offshore Drilling, Inc. ...........................   US             72,000      4,482,000         2.6
  Helmerich & Payne, Inc. ...................................   US             51,300      4,139,269         2.4
  BJ Services Co.-/- ........................................   US             43,600      3,695,100         2.1
  Santa Fe International Corp.-/- ...........................   US             71,700      3,526,744         2.1
  Falcon Drilling Co., Inc.-/- ..............................   US             96,900      3,524,738         2.0
  Smith International, Inc.-/- ..............................   US             41,900      3,194,875         1.9
  Bonus Resource Services Corp.-/- ..........................   CAN           482,284      2,361,453         1.4
  Veritas DGC, Inc.-/- ......................................   US             56,400      2,308,875         1.3
  Noble Drilling Corp.-/- ...................................   US             64,300      2,286,669         1.3
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      2,053,003         1.2
  Computalog Ltd.-/- ........................................   CAN            58,800      1,189,185         0.7
  Rowan Cos., Inc.-/- .......................................   US             30,000      1,166,250         0.7
  Enerflex Systems Ltd. .....................................   CAN            38,000      1,078,626         0.6
  Hanover Compressor Co.-/- .................................   US             42,100        910,413         0.5
  Dril-Quip, Inc.-/- ........................................   US             22,700        814,363         0.5
                                                                                        ------------
                                                                                          91,665,489
                                                                                        ------------
Metals - Steel (13.5%)
  IPSCO, Inc. ...............................................   CAN           111,700      4,835,155         2.8
  Tubos de Acero de Mexico S.A. - ADR{\/} -/- ...............   MEX           227,800      4,598,713         2.7
  Prudential Steel Ltd. .....................................   CAN           102,200      4,278,882         2.5
  NS Group, Inc.-/- .........................................   US            130,300      3,485,525         2.0
  Oregon Steel Mills, Inc. ..................................   US            146,800      3,091,975         1.8
  Maverick Tube Corp.-/- ....................................   US             81,600      2,876,400         1.7
                                                                                        ------------
                                                                                          23,166,650
                                                                                        ------------
Construction (10.8%)
  National-Oilwell, Inc.-/- .................................   US             71,501      5,474,292         3.2
  Global Industries Ltd.-/- .................................   US            248,800      5,007,100         2.9
  Cal Dive International, Inc.-/- ...........................   US             80,000      2,500,000         1.5
  Halter Marine Group, Inc.-/- ..............................   US             43,600      2,280,825         1.3
  Coflexip - ADR{\/} ........................................   FR             34,300      1,886,500         1.1
  Bouygues Offshore S.A. - ADR{\/} ..........................   FR             31,900        773,575         0.4
  TransCoastal Marine Services, Inc.-/- .....................   US             19,200        477,600         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Construction (Continued)
  UNIFAB International, Inc.-/- .............................   US              4,200   $    134,400         0.1
                                                                                        ------------
                                                                                          18,534,292
                                                                                        ------------
Oil (10.0%)
  Giant Industries, Inc. ....................................   US            201,100      3,607,231         2.1
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      3,030,200         1.8
  Canadian Fracmaster Ltd.-/- ...............................   CAN           261,500      2,597,928         1.5
  Ranger Oil Ltd. ...........................................   CAN           280,900      2,431,862         1.4
  Black Sea Energy Ltd.-/- ..................................   CAN         1,139,600      2,345,189         1.4
  ERG SpA-/- ................................................   ITLY          373,000      1,535,837         0.9
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        7,900,000      1,469,067         0.9
                                                                                        ------------
                                                                                          17,017,314
                                                                                        ------------
Chemicals (2.5%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           43,360      4,258,571         2.5
                                                                                        ------------
Paper/Packaging (2.4%)
  Fort James Corp. ..........................................   US             66,962      2,657,554         1.5
  Jefferson Smurfit Corp.-/- ................................   US            100,400      1,506,000         0.9
                                                                                        ------------
                                                                                           4,163,554
                                                                                        ------------
Gas Production & Distribution (2.4%)
  Comstock Resources, Inc.-/- ...............................   US            232,400      3,892,700         2.3
  Berkley Petroleum Corp.-/- ................................   CAN            20,400        233,792         0.1
                                                                                        ------------
                                                                                           4,126,492
                                                                                        ------------
Industrial Components (2.2%)
  Encore Wire Corp.-/- ......................................   US            132,950      3,755,838         2.2
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Services (2.0%)
  American Disposal Services, Inc.-/- .......................   US             95,500   $  3,366,375         2.0
                                                                                        ------------
Forest Products (0.7%)
  The TimberWest Timber Trust Special Warrants(.) (::) ......   CAN           422,700      1,124,840         0.7
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $136,805,346) ................                            171,179,415        99.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $136,805,346)  * ....................                            171,179,415        99.7
Other Assets and Liabilities ................................                                494,158         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $171,673,573       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted security constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the security is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             The TimberWest Timber Trust Special Warrants...       8/7/97        422,700 $ 1,142,844   $2.66

          * For Federal income tax purposes, cost is $137,392,339 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  37,982,563
                 Unrealized depreciation:            (4,195,487)
                                                  -------------
                 Net unrealized appreciation:     $  33,787,076
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    1.8                   1.8
Brazil (BRZL/BRL) ....................    0.9                   0.9
Canada (CAN/CAD) .....................   16.0                  16.0
France (FR/FRF) ......................    1.5                   1.5
Italy (ITLY/ITL) .....................    0.9                   0.9
Mexico (MEX/MXN) .....................    2.7                   2.7
Norway (NOR/NOK) .....................    1.2                   1.2
Switzerland (SWTZ/CHF) ...............    2.5                   2.5
United States (US/USD) ...............   72.2        0.3       72.5
                                        ------     -----      -----
Total  ...............................   99.7        0.3      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $171,673,573.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (28.0%)
  Nokia AB "A" ............................................   FIN         1,059,160   $   92,479,819         5.4
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,609,500       72,087,438         4.2
  Newbridge Networks Corp.-/- .............................   CAN         1,332,300       71,049,067         4.1
  Telefonaktiebolaget LM Ericsson: ........................   SWDN               --               --         3.1
    "B" Free-/- ...........................................   --            871,200       38,397,307          --
    ADR{\/} ...............................................   --            350,480       15,508,740          --
  DSC Communications Corp.-/- .............................   US          1,220,100       29,739,938         1.7
  Corning, Inc. ...........................................   US            600,000       27,075,000         1.6
  P-COM, Inc.-/- ..........................................   US          1,200,000       24,150,000         1.4
  ANTEC Corp.-/- ..........................................   US          1,162,300       18,306,225         1.1
  Tekelec-/- ..............................................   US            428,900       17,960,188         1.0
  Tellabs, Inc.-/- ........................................   US            240,000       12,960,000         0.8
  Pairgain Technologies, Inc.-/- ..........................   US            428,800       12,113,600         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,290,275         0.5
  Geotek Communications, Inc.-/- ..........................   US          2,471,100        8,957,738         0.5
  Champion Technology Holding Ltd. ........................   HK         67,154,902        8,166,314         0.5
  Teledata Communications Ltd.-/- {\/} ....................   ISRL          198,000        6,138,000         0.4
  Allen Telecom, Inc.-/- ..................................   US            300,000        5,662,500         0.3
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        5,343,474         0.3
  Ascend Communications, Inc.-/- ..........................   US            160,000        4,330,000         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} (.) (::) ..........................................   IND         1,248,000        2,184,000         0.1
  Sapura Telecommunications Bhd. ..........................   MAL         1,155,000          680,024          --
  Kantone Holding Ltd.-/- .................................   HK          6,256,868          639,447          --
                                                                                      --------------
                                                                                         483,219,094
                                                                                      --------------
Telephone Networks (22.4%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.8
    Di Risp-/- ............................................   --         13,989,767       56,330,863          --
    Common ................................................   --          1,263,334        7,901,199          --
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          632,500       64,198,750         3.7
  WorldCom, Inc. ..........................................   US          1,644,290       55,289,251         3.2
  SPT Telecom-/- ..........................................   CZCH          391,340       45,056,567         2.6
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,670,250       30,377,672         1.8
  Hellenic Telecommunications Organization S.A. ...........   GREC        1,286,000       26,857,552         1.6
  NTL, Inc.-/- {\/} .......................................   UK            855,833       23,214,470         1.4
  Carso Global Telecom "A1" ...............................   MEX         7,036,683       23,090,433         1.3
  France Telecom S.A.: ....................................   FR                 --               --         0.9
    ADR-/- {\/} ...........................................   --            320,000       12,120,000          --
    Common-/- .............................................   --             85,500        3,237,187          --
  Ionica Group PLC-/- .....................................   UK          1,456,400        7,523,838         0.4
  Atlantic Tele-Network, Inc.-/- ..........................   US            500,100        6,313,763         0.4
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        6,288,400         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/ } .............................................   VENZ           96,000        4,200,000         0.2
  PLD Telekon, Inc.-/- {\/} (.) ...........................   RUS           510,000        4,016,250         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652   $    2,965,367         0.2
                                                                                      --------------
                                                                                         384,861,562
                                                                                      --------------
Wireless Communications (17.3%)
  Nextel Communications, Inc. "A"-/- ......................   US          2,745,700       72,074,625         4.2
  Millicom International Cellular S.A.{::} -/- {\/} .......   LUX         1,057,000       44,394,000         2.6
  DDI Corp. ...............................................   JPN             9,320       31,144,140         1.8
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,672,100       30,097,800         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       26,791,875         1.6
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       17,848,432         1.0
  WinStar Communications, Inc.-/- .........................   US            667,700       15,273,638         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       13,411,613         0.8
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY        5,425,700       11,086,917         0.6
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       10,709,463         0.6
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000        8,187,500         0.5
  Powertel, Inc.-/- .......................................   US            365,000        6,638,438         0.4
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        5,330,325         0.3
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          1,452,000        2,319,819         0.1
  SK Telecom Co., Ltd. - ADR{\/} ..........................   KOR           289,900        1,594,450         0.1
                                                                                      --------------
                                                                                         296,903,035
                                                                                      --------------
Telephone - Long Distance (5.7%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       43,000,000         2.5
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         2.2
    "B"-/- ................................................   --          1,036,700       20,966,470          --
    "A"-/- ................................................   --            519,400       10,688,760          --
    "B" - 144A{.} -/- .....................................   --            379,400        7,673,077          --
  Bell Canada International, Inc.: ........................   CAN                --               --         0.8
    Common-/- .............................................   --            717,300       12,165,392          --
    Common-/- {\/} ........................................   --            132,500        2,235,938          --
  RSL Communications Ltd. "A"-/- ..........................   US            136,000        3,196,000         0.2
                                                                                      --------------
                                                                                          99,925,637
                                                                                      --------------
Telephone - Regional/Local (5.6%)
  ICG Communications, Inc.-/- .............................   US          1,504,600       34,605,800         2.0
  Intermedia Communications of Florida, Inc.-/- ...........   US            613,900       27,855,713         1.6
  Teleport Communications Group, Inc. "A"-/- ..............   US            364,000       17,608,500         1.0
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {\/} {=} ........................   RUS             1,749       14,383,024         0.8
  Brooks Fiber Properties, Inc.-/- ........................   US             41,400        2,302,875         0.1
  NEXTLINK Communications, Inc. "A"-/- ....................   US             78,000        1,764,750         0.1
                                                                                      --------------
                                                                                          98,520,662
                                                                                      --------------
Multi-Industry (4.7%)
  Mannesmann AG ...........................................   GER           140,900       59,481,125         3.5
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         3,300,000       20,985,629         1.2
                                                                                      --------------
                                                                                          80,466,754
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Aerospace/Defense (2.6%)
  Orbital Sciences Corp.{::} -/- ..........................   US          1,838,500   $   44,813,438         2.6
                                                                                      --------------
Telecom Technology (2.5%)
  Uniphase Corp.-/- .......................................   US            449,900       30,199,538         1.8
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       12,429,250         0.7
                                                                                      --------------
                                                                                          42,628,788
                                                                                      --------------
Cable Television (1.6%)
  Comcast Corp. "A" .......................................   US            604,300       16,618,250         1.0
  Comcast UK Cable Partners Ltd. "A"-/- ...................   UK            415,000        4,707,656         0.3
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,615,875         0.3
                                                                                      --------------
                                                                                          25,941,781
                                                                                      --------------
Broadcasting & Publishing (1.4%)
  EchoStar Communications Corp. "A"{::} ...................   US            609,200       11,574,800         0.7
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        7,549,919         0.4
  Seat SpA-/- .............................................   ITLY       16,820,000        4,413,481         0.3
                                                                                      --------------
                                                                                          23,538,200
                                                                                      --------------
Semiconductors (0.8%)
  DSP Communications, Inc.-/- .............................   US            624,000       11,544,000         0.7
  General Semiconductor, Inc.-/- ..........................   US            175,000        1,990,625         0.1
                                                                                      --------------
                                                                                          13,534,625
                                                                                      --------------
Retailers - Other (0.3%)
  Asia Food & Properties Ltd.-/- {\/} .....................   SING       14,192,000        4,328,560         0.3
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            66,560           82,032          --
                                                                                      --------------
                                                                                           4,410,592
                                                                                      --------------
Networking (0.2%)
  3Com Corp.-/- ...........................................   US             80,100        3,319,144         0.2
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,274,850,186) ............                            1,602,083,312        93.1
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Note (2.2%)
  Russia (2.2%)
    Credit Suisse Financial Products Russian Equity Linked
     Note, 3.3% due 4/29/98 (This is an equity linked note.
     The value of this note is linked to the underlying
     value of Rostelecom.)-/- (.) .........................   USD        38,000,000       37,012,000         2.2
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $38,000,000) .........                               37,012,000         2.2
                                                                                      --------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  Asia Food & Properties Ltd. Warrants, expire
   7/12/02{\/} ............................................   SING        1,064,400   $      191,592          --
    FOOD
  American Satellite Network Warrants, expire 1/1/99(::)
   (.) ....................................................   US             65,825               --          --
    WIRELESS COMMUNICATIONS
                                                                                      --------------       -----

TOTAL WARRANTS (cost $484,741) ............................                                  191,592          --
                                                                                      --------------       -----

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $35,290,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $46,298,227, including accrued interest).
   (cost $45,388,021)  ....................................                               45,388,021         2.6
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,358,722,948)  * ................                            1,684,674,925        97.9
Other Assets and Liabilities ..............................                               36,444,134         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,721,119,059       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting 2.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                             VALUE
                                                                                                              PER
                                                                                                             SHARE
                                                                                                             (NOTE
             DESCRIPTION                                      ACQUISITION DATE     SHARES         COST         1)
             -----------------------------------------------  -----------------  -----------  ------------   ------
             American Satellite Network Warrants, expire
              1/1/99........................................      12/31/93            65,825  $         --   $--
             Credit Suisse Financial Products Russian Equity
              Linked Note, 3.3% due 4/29/98.................       4/29/97        38,000,000    38,000,000   0.97
             Himachal Futuristic Communications Ltd. - 144A
              GDR...........................................       8/1/95          1,248,000     9,604,650   1.75
             PLD Telekon, Inc...............................       8/30/96           510,000     3,498,750   7.88
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93           453,000     4,530,000   7.50
               Voting.......................................      12/22/93           331,000     3,310,000   7.50

       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $1,359,258,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 519,851,820
                 Unrealized depreciation:          (194,435,331)
                                                  -------------
                 Net unrealized appreciation:     $ 325,416,489
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Brazil (BRZL/BRL) ....................    3.7                                   3.7
Canada (CAN/CAD) .....................    8.4                                   8.4
Czech Republic (CZCH/CSK) ............    2.6                                   2.6
Finland (FIN/FIM) ....................    5.4                                   5.4
France (FR/FRF) ......................    0.9                                   0.9
Germany (GER/DEM) ....................    3.5                                   3.5
Greece (GREC/GRD) ....................    1.6                                   1.6
Hong Kong (HK/HKD) ...................    0.6                                   0.6
India (IND/INR) ......................    0.1                                   0.1
Israel (ISRL/ILS) ....................    5.1                                   5.1
Italy (ITLY/ITL) .....................    4.7                                   4.7
Japan (JPN/JPY) ......................    1.8                                   1.8
Korea (KOR/KRW) ......................    0.1                                   0.1
Luxembourg (LUX/LUF) .................    2.6                                   2.6
Malaysia (MAL/MYR) ...................    0.4                                   0.4
Mexico (MEX/MXN) .....................    4.3                                   4.3
Peru (PERU/PES) ......................    0.4                                   0.4
Russia (RUS/SUR) .....................    1.8         2.2                       4.0
Singapore (SING/SGD) .................    0.3                                   0.3
Sweden (SWDN/SEK) ....................    3.1                                   3.1
Thailand (THAI/THB) ..................    0.8                                   0.8
Turkey (TRKY/TRL) ....................    0.3                                   0.3
United Kingdom (UK/GBP) ..............    3.9                                   3.9
United States (US/USD) ...............   36.5                        4.7       41.2
Venezuela (VENZ/VEB) .................    0.2                                   0.2
                                        ------      -----          -----      -----
Total  ...............................   93.1         2.2            4.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,721,119,059.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................      13,280,549     118.50000  11/12/97   $  (201,730)
Japanese Yen............................         673,732     118.60000  11/12/97        (9,657)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $14,165,668).........................      13,954,281                              (211,387)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.81%.


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,535,139       0.60190   1/20/98    (1,170,888)
Deutsche Marks..........................      15,664,388       1.80000  11/21/97      (664,388)
Deutsche Marks..........................       7,948,226       1.72400  11/21/97        (1,591)
Finnish Markka..........................      38,825,761       5.28300   1/21/98      (968,483)
Italian Liras...........................      50,091,184    1730.40000   1/21/98      (969,594)
Japanese Yen............................      23,255,611     113.59900  11/12/97     1,371,807
Japanese Yen............................      17,298,836     114.50000  11/12/97       876,273
Swedish Kronor..........................      51,700,408       7.61030   1/21/98      (979,674)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $243,813,015).................     246,319,553                            (2,506,538)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 14.31%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $(2,717,925)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..........................  1$24,047,571 6$9,090,966  $484,207,357 7$6,186,714 $136,805,346 $1,313,334,927
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    At value....................................  1$32,596,014 7$6,932,464  $547,657,721 9$4,961,508 $171,179,415 $1,639,286,904
    Repurchase Agreement, at value and cost
     (Note 1)...................................   5,697,881    2,708,419   72,617,234   2,156,334           --   45,388,021
  U.S. currency.................................         303           --          390         128          705    1,822,076
  Foreign currencies (cost $249,434, $290,416,
   $32,405, $252,788, $2,016,446, and $938,200,
   respectively)................................     247,103      290,889       32,773     257,815    2,016,446      944,514
  Dividends and dividend withholding tax
   reclaims receivable..........................      29,063       50,112       10,585      25,624       15,438      403,424
  Interest receivable...........................          --           --           --          --           --      639,026
  Receivable for forward foreign currency
   contracts -- closed, net (Note 1)............          --           --           --       5,096           --           --
  Receivable for Fund shares sold...............     585,508    1,011,553   13,993,515     141,205    5,010,514   15,407,247
  Receivable for open forward foreign currency
   contracts (Note 1)...........................          --       59,877           --          --           --           --
  Receivable for securities sold................  25,634,646    1,515,031    6,745,139   1,309,852    6,715,639   28,894,370
  Unamortized organizational costs (Note 1).....      22,264       19,944           --      16,280       16,225           --
  Miscellaneous receivable......................      91,501        4,131       36,371          --       33,585       76,388
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total assets................................  164,904,283  82,592,420   641,093,728 98,873,842   184,987,967 1,732,861,970
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Liabilities:
  Payable for custodian fees....................         769       10,403        7,317       1,332        8,200       84,942
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).....................................       4,859        4,446        9,136       7,921        5,237       19,588
  Payable for forward foreign currency contracts
   -- closed, net (Note 1)......................          --           --           --          --           --      518,821
  Payable for fund accounting fees (Note 2).....       4,352        1,845       14,194       2,367        3,914       42,359
  Payable for Fund shares repurchased...........     261,522      142,435      882,049     496,631    4,099,045    3,902,530
  Payable for investment management and
   administration fees (Note 2).................     139,166      180,741      536,273      89,949      147,355    1,545,877
  Payable for loan outstanding (Note 1).........          --           --           --          --    4,670,000           --
  Payable for open forward foreign currency
   contracts, net (Note 1)......................          --           --           --      50,790           --    2,717,925
  Payable for printing and postage expenses.....      33,464       23,148       73,457      51,926       45,104      143,320
  Payable for professional fees.................      23,989       25,345       39,780      30,852       35,756       42,564
  Payable for registration and filing fees......       4,130        2,371       15,839       2,078       12,139       21,199
  Payable for securities purchased..............   1,563,285    1,154,504   12,706,263          --    4,125,569      824,693
  Payable for service and distribution expenses
   (Note 2).....................................     114,540       57,009      346,611      74,426      113,980    1,246,800
  Payable for transfer agent fees (Note 2)......      55,435       20,911      111,824      38,302       39,544      578,391
  Other accrued expenses........................      36,359        7,528        8,868       8,109        8,451       53,902
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total liabilities...........................   2,241,870    1,630,686   14,751,611     854,683   13,314,294   11,742,911
  Minority interest (Notes 1 & 2)...............         100          100           --         100          100           --
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets......................................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class A:
  Net assets....................................  6$2,637,424  2$9,639,233  $472,082,753 3$8,281,107 $69,975,533 $910,801,431
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   2,823,290    1,720,718   16,869,933   2,550,862    3,388,224   50,482,268
  Net asset value and redemption price per
   share........................................   $   22.19    $   17.22   $    27.98   $   15.01   $    20.65  $     18.04
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *...................   $   23.30    $   18.08   $    29.38   $   15.76   $    21.68  $     18.94
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class B:+
  Net assets....................................  9$3,978,324  4$7,584,875  $147,440,444 5$7,199,440 $86,812,455 $805,535,052
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   4,298,574    2,803,980    5,406,267   3,878,968    4,262,012   45,831,329
  Net asset value and offering price per
   share........................................   $   21.86    $   16.97   $    27.27   $   14.75   $    20.37  $     17.58
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Advisor Class:
  Net assets....................................   $6,046,565   $3,737,526  $6,818,920   $2,538,512  $14,885,585 $ 4,782,576
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................     268,724      214,778      240,609     166,702      715,607      261,622
  Net asset value, offering price per share, and
   redemption price per share...................   $   22.50    $   17.40   $    28.34   $   15.23   $    20.80  $     18.28
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets consist of:
  Paid in capital (Note 4)......................  1$39,734,245 7$0,584,296  $418,339,020 7$8,555,962 $132,802,223 $1,284,396,946
  Undistributed net investment income...........          --           --           --          --           --        5,534
  Accumulated net realized gain on investments
   and foreign currency transactions............  14,374,566    2,469,935   144,809,745    733,004    4,606,185  113,512,388
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies...........................       5,059       65,905     (257,012)    (44,701)    (108,904)  (2,747,786)
  Net unrealized appreciation of investments....   8,548,443    7,841,498   63,450,364  18,774,794   34,374,069  325,951,977
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Total -- representing net assets applicable to
 capital shares outstanding.....................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                    GT GLOBAL
                                                    --------------------------------------------------------------------------
                                                     CONSUMER
                                                     PRODUCTS
                                                        AND       FINANCIAL                              NATURAL
                                                     SERVICES     SERVICES      HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                       FUND-        FUND-        CARE        FUND-        FUND-     MUNICATIONS
                                                    CONSOLIDATED CONSOLIDATED    FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $116,237, $77,681, $47,010, $134,900,
   $37,547, and $1,130,922, respectively).........   $1,313,121   $ 984,532   $1,039,797   $1,596,063   $ 449,578   $12,312,099
  Interest income.................................     547,671      222,469    3,553,024     438,660      389,867    2,451,921
  Other income....................................          --           --       10,693          --           --      100,726
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total investment income.......................   1,860,792    1,207,001    4,603,514   2,034,723      839,445   14,864,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2).......................................   1,624,151      466,730    5,820,067   1,038,752    1,317,793   17,999,111
  Amortization of organization costs (Note 1).....      10,300       12,622           --      10,300       10,300           --
  Custodian fees (Note 1).........................      37,548       43,877       41,984      32,117       46,437      744,400
  Directors' and Trustees' fees and expenses (Note
   2).............................................      10,068       15,695       13,505      16,060       16,464       27,375
  Fund accounting fees (Note 2)...................      43,330       12,292      153,780      27,303       34,698      493,322
  Professional fees...............................      62,925       77,090       73,277      74,770       86,956       89,205
  Printing and postage expenses...................      53,290       27,560      239,520      49,065       54,239      421,575
  Registration and filing fees....................      75,895       50,741       80,092      54,967       80,810      110,230
  Service and distribution expenses: (Note 2)
    Class A.......................................     351,953       97,454    2,327,631     218,486      291,788    5,105,842
    Class B.......................................     941,035      280,650    1,316,284     621,768      733,200    8,933,516
  Transfer agent fees (Note 2)....................     547,348      177,473    1,346,860     364,416      478,946    5,229,276
  Other expenses..................................      10,567        7,531       34,305      17,058       81,546      619,413
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total expenses before reductions..............   3,768,410    1,269,715   11,447,305   2,525,062    3,233,177   39,773,265
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Expense reductions (Notes 1 & 5)..............    (244,767)     (31,702)    (178,043)    (84,870)    (138,074)  (1,051,898)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Total net expenses..............................   3,523,643    1,238,013   11,269,262   2,440,192    3,095,103   38,721,367
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net investment loss...............................  (1,662,851)     (31,012)  (6,665,748)   (405,469)  (2,255,658)  (23,856,621)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
  and foreign currencies: (Note 1)
  Net realized gain on investments................  16,725,116    2,648,364   153,144,761    380,153    7,635,020   101,709,075
  Net realized gain (loss) on foreign currency
   transactions...................................    (557,667)     (19,802)     454,546     398,459      (94,442)  18,717,671
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net realized gain during the year.............  16,167,449    2,628,562   153,599,307    778,612    7,540,578   120,426,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies..............       5,172       58,275     (569,426)   (116,926)    (125,779)  (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments..................    (714,518)   6,449,986    1,308,779   8,647,635   18,607,939   217,773,979
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period ...........................    (709,346)   6,508,261      739,353   8,530,709   18,482,160   210,641,590
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
 and foreign currencies...........................  15,458,103    9,136,823   154,338,660  9,309,321   26,022,738   331,068,336
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net increase in net assets resulting from
 operations.......................................  1$3,795,252   $9,105,811  $147,672,912  $8,903,852 2$3,767,080  $307,211,715
                                                    -----------  -----------  ----------  -----------  -----------  ----------
                                                    -----------  -----------  ----------  -----------  -----------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                -----------------------------------------------------------------------------
                                 CONSUMER PRODUCTS AND      FINANCIAL SERVICES
                                        SERVICES             FUND-CONSOLIDATED            HEALTH CARE
                                   FUND-CONSOLIDATED      -----------------------             FUND
                                ------------------------               YEAR ENDED  --------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED    OCTOBER     YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     31,      OCTOBER 31,   OCTOBER 31,
                                   1997         1996         1997         1996         1997          1996
                                -----------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $(1,662,851) $  (806,945) $   (31,012) $   18,823  $ (6,665,748) $ (4,508,835)
  Net realized gain on
   investments and foreign
   currency transactions......   16,167,449    8,472,742    2,628,562   1,764,380   153,599,307   176,889,538
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        5,172       (7,034)      58,275      (6,352)     (569,426)     (547,070)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (714,518)   8,880,649    6,449,986     615,083     1,308,779   (53,392,951)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   13,795,252   16,539,412    9,105,811   2,391,934   147,672,912   118,440,682
                                -----------  -----------  -----------  ----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (56,390)           --            --
  From net realized gain on
   investments................   (3,424,902)    (217,050)    (580,522)     (8,739)  (34,613,411)  (54,405,334)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (37,999)           --            --
  From net realized gain on
   investments................   (4,055,905)    (180,431)    (823,692)     (7,991)   (8,701,491)   (9,956,648)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --        (377)           --            --
  From net realized gain on
   investments................     (308,573)      (5,969)      (5,018)        (43)      (57,488)      (69,184)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Total distributions.......   (7,789,380)    (403,450)  (1,409,232)   (111,539)  (43,372,390)  (64,431,166)
                                -----------  -----------  -----------  ----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  136,239,369  241,650,741  130,520,030  19,900,814  1,007,452,632 2,138,295,778
  Decrease from capital shares
   repurchased................  (151,833,735) (92,740,871) (74,514,633) (15,187,336) (1,062,045,275) (2,113,330,083)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............  (15,594,366) 148,909,870   56,005,397   4,713,478   (54,592,643)   24,965,695
                                -----------  -----------  -----------  ----------  ------------  ------------
Total increase (decrease) in
 net assets...................   (9,588,494) 165,045,832   63,701,976   6,993,873    49,707,879    78,975,211
Net assets:
  Beginning of year...........  172,250,807    7,204,975   17,259,658  10,265,785   576,634,238   497,659,027
                                -----------  -----------  -----------  ----------  ------------  ------------
  End of year *...............  $162,662,313 $172,250,807 $80,961,634  $17,259,658 $626,342,117  $576,634,238
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $        --  $        --  $        --  $       --  $         --  $         --
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F30

                             GT GLOBAL THEME FUNDS

                                                                 GT GLOBAL
                                ----------------------------------------------------------------------------
                                    INFRASTRUCTURE
                                  FUND-CONSOLIDATED        NATURAL RESOURCES          TELECOMMUNICATIONS
                                ----------------------     FUND-CONSOLIDATED                 FUND
                                YEAR ENDED  YEAR ENDED  ------------------------  --------------------------
                                 OCTOBER     OCTOBER    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   31,         31,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   1997        1996        1997         1996          1997          1996
                                ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $ (405,469) $ (421,987) $(2,255,658) $(1,055,526) $(23,856,621) $(26,498,477)
  Net realized gain on
   investments and foreign
   currency transactions......     778,612   5,308,138    7,540,578    7,316,705   120,426,746   230,489,793
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................    (116,926)    (86,155)    (125,779)      65,378    (7,132,389)  (21,852,465)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............   8,647,635   9,582,726   18,607,939   14,910,009   217,773,979    (5,766,662)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   8,903,852  14,382,722   23,767,080   21,236,566   307,211,715   176,372,189
                                ----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --      (46,497)           --            --
  From net realized gain on
   investments................  (1,943,050)         --   (1,915,988)      (9,643)  (95,676,425)  (64,901,484)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --           --            --            --
  From net realized gain on
   investments................  (2,733,339)         --   (2,369,395)     (10,136)  (83,596,023)  (54,643,650)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --         (853)           --            --
  From net realized gain on
   investments................     (17,129)         --     (134,145)         (69)     (176,806)      (33,321)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.......  (4,693,518)         --   (4,419,528)     (67,198) (179,449,254) (119,578,455)
                                ----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  44,324,471  42,853,853  377,334,346  219,606,793  1,783,734,946 3,156,330,159
  Decrease from capital shares
   repurchased................  (42,934,337) (51,456,466) (336,987,548) (155,468,156) (2,403,405,013) (3,466,020,319)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............   1,390,134  (8,602,613)  40,346,798   64,138,637  (619,670,067) (309,690,160)
                                ----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in
 net assets...................   5,600,468   5,780,109   59,694,350   85,308,005  (491,907,606) (252,896,426)
Net assets:
  Beginning of year...........  92,418,591  86,638,482  111,979,223   26,671,218  2,213,026,665 2,465,923,091
                                ----------  ----------  -----------  -----------  ------------  ------------
  End of year *...............  $98,019,059 $92,418,591 $171,673,573 $111,979,223 $1,721,119,059 $2,213,026,665
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $       --  $       --  $        --  $        --  $      5,534  $      5,534
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                             CONSUMER PRODUCTS AND SERVICES FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                          ----------------------     OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)
                                          ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.98   $   14.59       $   11.43
                                          ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........      (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................       2.27        7.13            3.14
                                          ----------  ----------       --------
    Net increase from investment
     operations.........................       2.12        6.91            3.16
                                          ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
    Total distributions.................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
Net asset value, end of period..........  $   22.19   $   20.98       $   14.59
                                          ----------  ----------       --------
                                          ----------  ----------       --------

Total investment return (c).............      10.55%      48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       1.84%       2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.99%       2.34%          13.63 % (a)
Portfolio turnover rate++...............        392%        169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                               -------------------------------------------------------------------------------
                                                                CLASS B                               ADVISOR CLASS+
                                               ------------------------------------------   ----------------------------------
                                               YEAR ENDED OCTOBER     DECEMBER 30, 1994     YEAR ENDED OCTOBER    JUNE 1, 1995
                                                       31,             (COMMENCEMENT OF             31,                TO
                                               -------------------      OPERATIONS) TO      -------------------   OCTOBER 31,
                                               1997 (D)   1996 (D)   OCTOBER 31, 1995 (D)   1997 (D)   1996 (D)     1995 (D)
                                               --------   --------   --------------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period.........  $ 20.79    $ 14.53          $11.43           $ 21.15    $ 14.64      $11.84
                                               --------   --------       --------           --------   --------   ------------
Income from investment operations:
  Net investment income (loss)...............    (0.24)     (0.31)          (0.04) *          (0.04)     (0.13)       0.04*
  Net realized and unrealized gain on
   investments...............................     2.22       7.09            3.14              2.30       7.16        2.76
                                               --------   --------       --------           --------   --------   ------------
    Net increase from investment
     operations..............................     1.98       6.78            3.10              2.26       7.03        2.80
                                               --------   --------       --------           --------   --------   ------------
Distributions to shareholders:
  From net realized gain on investments......    (0.91)     (0.52)             --             (0.91)     (0.52)         --
                                               --------   --------       --------           --------   --------   ------------
    Total distributions......................    (0.91)     (0.52)             --             (0.91)     (0.52)         --
                                               --------   --------       --------           --------   --------   ------------
Net asset value, end of period...............  $ 21.86    $ 20.79          $14.53           $ 22.50    $ 21.15      $14.64
                                               --------   --------       --------           --------   --------   ------------
                                               --------   --------       --------           --------   --------   ------------

Total investment return (c)..................     9.95%     48.11%          27.12% (b)        11.15%     49.50%      23.65% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's).........  $93,978    $87,904          $2,959           $ 6,047    $ 7,446      $  164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and reimbursement
   by Chancellor LGT Asset Management, Inc.
   (Notes 1 & 5).............................    (1.22)%    (1.64)%         (0.30)% (a)       (0.22)%    (0.64)%      0.70% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc...........................    (1.37)%    (1.74)%        (11.61)% (a)       (0.37)%    (0.74)%    (10.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement
   by Chancellor LGT Asset Management, Inc.
   (Notes 1 & 5).............................     2.34%      2.74%           2.82% (a)         1.34%      1.74%       1.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc...........................     2.49%      2.84%          14.13% (a)         1.49%      1.84%      13.13% (a)
Portfolio turnover rate++....................      392%       169%            240% (a)          392%       169%        240% (a)
Average commission rate per share paid on
 portfolio transactions++....................  $0.0319    $0.0545             N/A           $0.0319    $0.0545         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          FINANCIAL SERVICES FUND
                                          -------------------------------------------------------
                                                                  CLASS A
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.20   $   11.92    $   11.62       $   11.43
                                          ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........       0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................       3.97        2.36         0.13            0.17
                                          ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................       4.01        2.41         0.30            0.19
                                          ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............         --       (0.12)          --              --
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --
                                          ----------  ----------  -----------       --------
    Total distributions.................      (0.99)      (0.13)          --              --
                                          ----------  ----------  -----------       --------
Net asset value, end of period..........  $   17.22   $   14.20    $   11.92       $   11.62
                                          ----------  ----------  -----------       --------
                                          ----------  ----------  -----------       --------

Total investment return (c).............      29.91%      20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       0.23%       0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       0.16%      (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.29%       2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.36%       3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         FINANCIAL SERVICES FUND
                                          --------------------------------------------------------------------------------------
                                                                                                        ADVISOR CLASS+
                                                               CLASS B                        ----------------------------------
                                          -------------------------------------------------
                                                                             MAY 31, 1994     YEAR ENDED OCTOBER    JUNE 1, 1995
                                              YEAR ENDED OCTOBER 31,       (COMMENCEMENT OF           31,                TO
                                          ------------------------------    OPERATIONS) TO    -------------------   OCTOBER 31,
                                          1997 (D)   1996 (D)   1995 (D)   OCTOBER 31, 1994   1997 (D)   1996 (D)     1995 (D)
                                          --------   --------   --------   ----------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 14.06    $ 11.83    $11.60         $11.43         $ 14.26    $ 11.95      $11.09
                                          --------   --------   --------     --------         --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........    (0.04)     (0.01) *   0.11* *        0.00 * *        0.12       0.12*       0.09* *
  Net realized and unrealized gain on
   investments..........................     3.94       2.34      0.12           0.17            4.01       2.36        0.77
                                          --------   --------   --------     --------         --------   --------   ------------
    Net increase from investment
     operations.........................     3.90       2.33      0.23           0.17            4.13       2.48        0.86
                                          --------   --------   --------     --------         --------   --------   ------------
Distributions to shareholders:
  From net investment income............       --      (0.09)       --             --              --      (0.16)         --
  From net realized gain on
   investments..........................    (0.99)     (0.01)       --             --           (0.99)     (0.01)         --
                                          --------   --------   --------     --------         --------   --------   ------------
    Total distributions.................    (0.99)     (0.10)       --             --           (0.99)     (0.17)         --
                                          --------   --------   --------     --------         --------   --------   ------------
Net asset value, end of period..........  $ 16.97    $ 14.06    $11.83         $11.60         $ 17.40    $ 14.26      $11.95
                                          --------   --------   --------     --------         --------   --------   ------------
                                          --------   --------   --------     --------         --------   --------   ------------

Total investment return (c).............    29.13%     19.81%     1.98%          1.49% (b)      30.52%     20.87%       7.75% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $47,585    $ 9,886    $4,548         $2,235         $ 3,738    $    72      $   31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......    (0.27)%    (0.09)%    0.96%          0.16% (a)       0.73%      0.91%       1.96% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................    (0.34)%    (1.16)%   (5.84)%        (7.76)% (a)      0.66%(a)   (0.16)%    (4.84)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     2.79%      2.82%     2.84%          2.90% (a)       1.79%      1.82%       1.84% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     2.86%      3.89%     9.64%         10.82% (a)       1.86%      2.89%       8.64% (a)
Portfolio turnover rate++...............       91%       103%      170%            53% (a)         91%       103%        170%
Average commission rate per share paid
 on portfolio transactions++............  $0.0014    $0.0080       N/A            N/A         $0.0014    $0.0080         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................       6.48        4.79        3.73        2.02        0.57
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       6.23        4.62        3.58        1.80        0.42
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      28.36%      23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............      (1.03)%     (0.75)%     (0.78)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.77%       1.80%       1.85%       1.98%        2.0%
  Without expense reductions............       1.80%       1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............        149%        157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        HEALTH CARE FUND
                                ------------------------------------------------------------------------------------------------
                                                                                                       ADVISOR CLASS+++
                                                         CLASS B++                            ----------------------------------
                                -----------------------------------------------------------
                                                                              APRIL 1, 1993   YEAR ENDED OCTOBER    JUNE 1, 1995
                                          YEAR ENDED OCTOBER 31,                   TO                 31,                TO
                                -------------------------------------------    OCTOBER 31,    -------------------   OCTOBER 31,
                                1997 (D)    1996 (D)      1995     1994 (D)     1993 (D)      1997 (D)   1996 (D)       1995
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  23.15    $  21.56    $ 19.46    $ 17.80       $15.59       $ 23.77    $ 21.88      $18.66
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Income from investment
 operations:
  Net investment loss.........     (0.37)      (0.27)     (0.25)     (0.32)       (0.14)        (0.12)     (0.05)      (0.02)
  Net realized and unrealized
   gain on investments........      6.34        4.72       3.69       2.02         2.35          6.54       4.80        3.24
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
    Net increase (decrease)
     from investment
     operations...............      5.97        4.45       3.44       1.70         2.21          6.42       4.75        3.22
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Distributions to shareholders:
  From net realized gain on
   investments................     (1.85)      (2.86)     (1.34)        --           --         (1.85)     (2.86)         --
  In excess of net realized
   gain on investments........        --          --         --      (0.04)          --            --         --          --
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
    Total distributions.......     (1.85)      (2.86)     (1.34)     (0.04)          --         (1.85)     (2.86)         --
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
Net asset value, end of
 period.......................  $  27.27    $  23.15    $ 21.56    $ 19.46       $17.80       $ 28.34    $ 23.77      $21.88
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------
                                ---------   ---------   --------   --------   -------------   --------   --------   ------------

Total investment return (c)...     27.75%      22.59%     19.17%      9.55%        14.2% (b)    29.00%     23.82%      17.10% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $147,440    $107,622    $70,740    $39,100       $8,604       $ 6,819    $ 1,152      $  539
Ratio of net investment loss
 to average net assets:
  With expense reductions
   (Notes 1 & 5)..............     (1.50)%     (1.21)%    (1.22)%    (1.73)%       (1.4)% (a)   (0.50)%    (0.21)%     (0.22)% (a)
  Without expense
   reductions.................     (1.53)%     (1.25)%    (1.28)%      N/A          N/A         (0.53)%    (0.25)%     (0.28)% (a)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      2.27%       2.30%      2.35%      2.48%        2.50% (a)     1.27%      1.30%       1.35% (a)
  Without expense
   reductions.................      2.30%       2.34%      2.41%       N/A          N/A          1.30%      1.34%       1.41% (a)
Portfolio turnover rate++++...       149%        157%        99%        64%          61%          149%       157%         99%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0490    $ 0.0548        N/A        N/A          N/A       $0.0490    $0.0548         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                           INFRASTRUCTURE FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.42   $   12.11   $   12.47       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.01)      (0.03)      (0.03) *          0.01* *
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.34       (0.33)           1.03
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       1.31        2.31       (0.36)           1.04
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   15.01   $   14.42   $   12.11       $   12.47
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............       9.38%      19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.00%       2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.08%       2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............         41%         41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       INFRASTRUCTURE FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.24   $   12.03   $   12.45       $   11.43      $   14.52   $   12.14
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.09)      (0.09) *         (0.01) * *      0.05       0.04
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.30       (0.33)           1.03           1.38        2.34
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.23        2.21       (0.42)           1.02           1.43        2.38
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   14.75   $   14.24   $   12.03       $   12.45      $   15.23   $   14.52
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............       8.83%      18.37%      (3.37)%          8.92% (b)     10.10%      19.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  57,199   $  53,678   $  50,181       $  30,954      $   2,539   $     344
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)      0.41%      0.31%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)      0.33%      0.20%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.50%       2.64%       2.86%           2.90% (a)      1.50%       1.64%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.58%       2.75%       3.12%           3.78% (a)      1.58%       1.75%
Portfolio turnover rate++...............         41%         41%         45%             18%            41%         41%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A      $  0.0046   $  0.0109


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   12.00
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*
  Net realized and unrealized gain
   (loss) on investments................         0.12
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.14
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   12.14
                                          -------------
                                          -------------
Total investment return (c).............         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.12%(a)
Portfolio turnover rate++...............           45%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.43   $   11.44   $   12.41       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.24)       0.04*           0.06* *
  Net realized and unrealized gain
   (loss) on investments................       4.08        6.28       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.83        6.04       (0.94)           0.98
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.05)      (0.03)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.65   $   17.43   $   11.44       $   12.41
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      22.64%      53.04%      (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.41)%     (1.55)%      0.41%           2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.03%       2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.13%       2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     NATURAL RESOURCES FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.29   $   11.36   $   12.38       $   11.43      $   17.47   $   11.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.33)      (0.31)      (0.02) *          0.03* *      (0.14)      (0.17)
  Net realized and unrealized gain
   (loss) on investments................       4.02        6.25       (0.98)           0.92           4.08        6.28
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       3.69        5.94       (1.00)           0.95           3.94        6.11
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)             --             --       (0.10)
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --          (0.61)      (0.01)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.61)      (0.01)      (0.02)             --          (0.61)      (0.11)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   20.37   $   17.29   $   11.36       $   12.38      $   20.80   $   17.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............      21.99%      52.39%      (8.05)%          8.31% (b)     23.23%      53.76%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  86,812   $  57,749   $  13,978       $  13,404      $  14,886   $   5,502
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.91)%     (2.05)%     (0.09)%          2.13% (a)     (0.91)%     (1.05)%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (2.01)%     (2.15)%     (1.19)%          0.15% (a)     (1.01)%     (1.15)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.53%       2.70%       2.87%           2.90% (a)      1.53%       1.70%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.63%       2.80%       3.97%           4.88% (a)      1.63%       1.80%
Portfolio turnover rate++...............        321%         94%         87%            137%           321%         94%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A      $  0.0112   $  0.0243


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.45
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.11*
  Net realized and unrealized gain
   (loss) on investments................        (0.09)
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.02
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.47
                                          -------------
                                          -------------
Total investment return (c).............         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.97%(a)
Portfolio turnover rate++...............           87%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                           TELECOMMUNICATIONS FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................       2.93        1.22       (0.43)       1.17        5.83
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.76        1.09       (0.52)       1.16        5.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      17.70%       7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............      (1.06)%     (0.89)%     (0.55)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.79%       1.74%       1.77%       1.80%        2.0%
  Without expense reductions............       1.84%       1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............         35%         37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------------
                                                                   CLASS B++                              ADVISOR CLASS+++
                                          -----------------------------------------------------------  ----------------------
                                                                                           APRIL 1,
                                                                                             1993      YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,  ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993       1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.37   $   16.20   $   17.66   $   16.87    $   12.68   $   16.81   $   16.46
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.23)      (0.17)      (0.10)        0.01       (0.09)      (0.05)
  Net realized and unrealized gain
   (loss) on investments................       2.87        1.22       (0.43)       1.17         4.18        2.97        1.22
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.62        0.99       (0.60)       1.07         4.19        2.88        1.17
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)          --          --          --
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net asset value, end of period..........  $   17.58   $   16.37   $   16.20   $   17.66    $   16.87   $   18.28   $   16.81
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------

Total investment return (c).............      17.15%       6.46%      (3.37)%      6.50%        33.0%(b)     18.33%      7.49%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 805,535   $1,007,654  $1,111,520  $1,184,081   $ 455,335   $   4,783   $     945
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.51)%     (1.34)%     (0.99)%     (0.52)%        0.3%(a)     (0.51)%     (0.34)%
  Without expense reductions............      (1.56)%     (1.39)%     (1.05)%       N/A          N/A       (0.56)%     (0.39)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.29%       2.24%       2.27%       2.30%         2.5%(a)      1.29%      1.24%
  Without expense reductions............       2.34%       2.29%       2.33%        N/A          N/A        1.34%       1.29%
Portfolio turnover rate++++.............         35%         37%         62%         57%          41%         35%         37%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A          N/A   $  0.0085   $  0.0165


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.24
                                          -------------
Income from investment operations:
  Net investment income (loss)..........           --
  Net realized and unrealized gain
   (loss) on investments................         1.22
                                          -------------
    Net increase (decrease) from
     investment operations..............         1.22
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   16.46
                                          -------------
                                          -------------
Total investment return (c).............         7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.01%(a)
  Without expense reductions............         0.07%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.27%(a)
  Without expense reductions............         1.33%(a)
Portfolio turnover rate++++.............           62%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1997, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds and Portfolios in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

                                      F44

                             GT GLOBAL THEME FUNDS

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference

                                      F45

                             GT GLOBAL THEME FUNDS

between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $  4,385,800      $   4,476,600      $121,197
Global Financial Services Portfolio.....      1,715,052          1,813,650        18,080
GT Global Health Care Fund..............     33,287,031         33,773,900        96,689
Global Infrastructure Portfolio.........      3,149,538          3,301,300        84,150
Global Natural Resources Portfolio......     12,448,138         12,910,000        66,945
GT Global Telecommunications Fund.......    132,935,037        137,795,261       888,654

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F46

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Natural Resources Fund had $4,670,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $2,217,765, $4,916,667, $4,008,879 and $26,570,611, respectively, with a weighted average interest rate of 6.14%, 6.61%, 6.32% and 6.32%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the year ended October 31, 1997 was $6,616, $21,656, $64,318 and $527,303, respectively.
Interest expense is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $85,990 for the GT Global Consumer Products and Services Fund, $22,263 for the GT Global Financial Services Fund, $54,971 for the GT Global Health Care Fund, $24,983 for the GT Global Infrastructure Fund, $63,915 for the GT Global Natural Resources Fund, and $131,495 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,032 for the GT Global Consumer Products and Services Fund, $0 for the GT Global Financial Services Fund, $15,375 for the GT Global Health Care Fund, $115 for the GT Global Infrastructure Fund, $12,885 for the GT Global Natural Resources Fund, and $11,930 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $503,378 for the GT Global Consumer Products and Services Fund, $81,031 for the GT Global Financial Services Fund, $530,383 for the GT Global Health Care Fund, $261,504 for the GT Global Infrastructure Fund, $404,993 for the GT Global Natural Resources Fund, and $7,104,939 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets

                                      F47

                             GT GLOBAL THEME FUNDS

of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                       PURCHASES AND SALES OF SECURITIES

PORTFOLIO                                                                PURCHASES        SALES
----------------------------------------------------------------------  ------------  --------------
Global Consumer Products and Services Portfolio.......................  $612,647,861  $  664,389,208
Global Financial Services Portfolio...................................    92,386,002      40,245,074
GT Global Health Care Fund............................................   787,196,366     891,939,099
Global Infrastructure Portfolio.......................................    39,949,012      39,409,094
Global Natural Resources Portfolio....................................   443,019,604     403,198,520
GT Global Telecommunications Fund.....................................   645,313,904   1,492,219,852

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F48

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS & SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,438,964  $  69,880,587    6,142,401  $ 118,779,939
Shares issued in connection with
  reinvestment of distributions.........      143,274      2,884,089       13,656        202,166
                                          -----------  -------------  -----------  -------------
                                            3,582,238     72,764,676    6,156,057    118,982,105
Shares repurchased......................   (4,424,828)   (88,957,730)  (2,769,898)   (54,486,898)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................     (842,590) $ (16,193,054)   3,386,159  $  64,495,207
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    2,703,434  $  53,329,784    5,689,956  $ 110,105,123
Shares issued in connection with
  reinvestment of distributions.........      168,859      3,364,713       10,957        161,052
                                          -----------  -------------  -----------  -------------
                                            2,872,293     56,694,497    5,700,913    110,266,175
Shares repurchased......................   (2,802,820)   (55,171,454)  (1,675,446)   (32,960,366)
                                          -----------  -------------  -----------  -------------
Net increase............................       69,473  $   1,523,043    4,025,467  $  77,305,809
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      287,832  $   6,471,623      589,226  $  12,396,492
Shares issued in connection with
  reinvestment of distributions.........       15,186        308,573          402          5,969
                                          -----------  -------------  -----------  -------------
                                              303,018      6,780,196      589,628     12,402,461
Shares repurchased......................     (386,341)    (7,704,551)    (248,775)    (5,293,607)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (83,323) $    (924,355)     340,853  $   7,108,854
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL FINANCIAL SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,783,353  $  60,418,186      900,372  $  11,973,497
Shares issued in connection with
  reinvestment of distributions.........       35,121        488,531        3,997         50,562
                                          -----------  -------------  -----------  -------------
                                            3,818,474     60,906,717      904,369     12,024,059
Shares repurchased......................   (2,611,893)   (41,931,634)    (867,261)   (11,494,650)
                                          -----------  -------------  -----------  -------------
Net increase............................    1,206,581  $  18,975,083       37,108  $     529,409
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,102,099  $  64,968,183      596,980  $   7,792,181
Shares issued in connection with
  reinvestment of distributions.........       44,922        618,563        2,898         36,456
                                          -----------  -------------  -----------  -------------
                                            4,147,021     65,586,746      599,878      7,828,637
Shares repurchased......................   (2,045,933)   (32,384,709)    (281,339)    (3,677,982)
                                          -----------  -------------  -----------  -------------
Net increase............................    2,101,088  $  33,202,037      318,539  $   4,150,655
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      220,956  $   4,021,549        3,500  $      47,698
Shares issued in connection with
  reinvestment of distributions.........          359          5,018           35            420
                                          -----------  -------------  -----------  -------------
                                              221,315      4,026,567        3,535         48,118
Shares repurchased......................      (11,568)      (198,290)      (1,103)       (14,704)
                                          -----------  -------------  -----------  -------------
Net increase............................      209,747  $   3,828,277        2,432  $      33,414
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   31,631,342  $ 772,292,073   84,410,204  $1,903,687,570
Shares issued in connection with
  reinvestment of distributions.........    1,208,813     27,043,227    2,009,491     41,475,881
                                          -----------  -------------  -----------  -------------
                                           32,840,155    799,335,300   86,419,695  1,945,163,451
Shares repurchased......................  (35,792,763)  (876,621,319) (86,124,175) (1,957,478,015)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (2,952,608) $ (77,286,019)     295,520  $ (12,314,564)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    6,206,431  $ 152,327,079    6,741,207  $ 157,453,975
Shares issued in connection with
  reinvestment of distributions.........      321,688      7,045,104      411,416      8,363,880
                                          -----------  -------------  -----------  -------------
                                            6,528,119    159,372,183    7,152,623    165,817,855
Shares repurchased......................   (5,770,947)  (142,017,878)  (5,784,194)  (129,761,569)
                                          -----------  -------------  -----------  -------------
Net increase............................      757,172  $  17,354,305    1,368,429  $  36,056,286
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,865,809  $  48,687,774    1,142,479  $  27,246,793
Shares issued in connection with
  reinvestment of distributions.........        2,543         57,375        3,280         67,679
                                          -----------  -------------  -----------  -------------
                                            1,868,352     48,745,149    1,145,759     27,314,472
Shares repurchased......................   (1,676,189)   (43,406,078)  (1,121,971)   (26,090,499)
                                          -----------  -------------  -----------  -------------
Net increase............................      192,163  $   5,339,071       23,788  $   1,223,973
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL INFRASTRUCTURE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    1,282,535  $  19,272,428    2,175,475  $  30,275,819
Shares issued in connection with
  reinvestment of distributions.........      123,795      1,776,449           --             --
                                          -----------  -------------  -----------  -------------
                                            1,406,330     21,048,877    2,175,475     30,275,819
Shares repurchased......................   (1,518,962)   (23,157,570)  (2,503,715)   (33,964,432)
                                          -----------  -------------  -----------  -------------
Net decrease............................     (112,632) $  (2,108,693)    (328,240) $  (3,688,613)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    1,233,796  $  18,394,879      903,064  $  12,423,925
Shares issued in connection with
  reinvestment of distributions.........      164,966      2,337,575           --             --
                                          -----------  -------------  -----------  -------------
                                            1,398,762     20,732,454      903,064     12,423,925
Shares repurchased......................   (1,288,192)   (19,574,097)  (1,306,101)   (17,421,173)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      110,570  $   1,158,357     (403,037) $  (4,997,248)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      154,643  $   2,526,548       11,122  $     154,109
Shares issued in connection with
  reinvestment of distributions.........        1,147         16,592           --             --
                                          -----------  -------------  -----------  -------------
                                              155,790      2,543,140       11,122        154,109
Shares repurchased......................      (12,773)      (202,670)      (5,256)       (70,861)
                                          -----------  -------------  -----------  -------------
Net increase............................      143,017  $   2,340,470        5,866  $      83,248
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   14,008,426  $ 250,536,207    9,220,103  $ 142,385,816
Shares issued in connection with
  reinvestment of distributions.........       97,424      1,671,792        3,977         47,892
                                          -----------  -------------  -----------  -------------
                                           14,105,850    252,207,999    9,224,080    142,433,708
Shares repurchased......................  (13,512,928)  (239,425,288)  (7,529,884)  (116,812,100)
                                          -----------  -------------  -----------  -------------
Net increase............................      592,922  $  12,782,711    1,694,196  $  25,621,608
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    5,227,207  $  91,103,073    4,288,540  $  66,460,658
Shares issued in connection with
  reinvestment of distributions.........      120,229      2,044,194          709          8,495
                                          -----------  -------------  -----------  -------------
                                            5,347,436     93,147,267    4,289,249     66,469,153
Shares repurchased......................   (4,425,914)   (75,084,090)  (2,178,862)   (33,276,553)
                                          -----------  -------------  -----------  -------------
Net increase............................      921,522  $  18,063,177    2,110,387  $  33,192,600
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,573,656  $  31,848,691      663,037  $  10,703,010
Shares issued in connection with
  reinvestment of distributions.........        7,576        130,389           77            922
                                          -----------  -------------  -----------  -------------
                                            1,581,232     31,979,080      663,114     10,703,932
Shares repurchased......................   (1,180,622)   (22,478,170)    (356,384)    (5,379,503)
                                          -----------  -------------  -----------  -------------
Net increase............................      400,610  $   9,500,910      306,730  $   5,324,429
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL TELECOMMUNICATIONS FUND

                                                   YEAR ENDED                     YEAR ENDED
                                                OCTOBER 31, 1997               OCTOBER 31, 1996
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................    86,491,272  $ 1,449,735,933   161,134,594  $ 2,777,197,821
Shares issued in connection with
  reinvestment of distributions.........     4,872,560       77,134,577     3,376,395       52,886,360
                                          ------------  ---------------  ------------  ---------------
                                            91,363,832    1,526,870,510   164,510,989    2,830,084,181
Shares repurchased......................  (113,032,156)  (1,893,258,359) (174,818,005)  (3,017,740,549)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (21,668,324) $  (366,387,849)  (10,307,016) $  (187,656,368)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................     9,249,969  $   152,245,081    15,365,874  $   260,167,785
Shares issued in connection with
  reinvestment of distributions.........     4,413,826       68,371,781     2,882,770       44,452,585
                                          ------------  ---------------  ------------  ---------------
                                            13,663,795      220,616,862    18,248,644      304,620,370
Shares repurchased......................   (29,383,147)    (477,593,385)  (25,319,583)    (426,829,324)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (15,719,352) $  (256,976,523)   (7,070,939) $  (122,208,954)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................     2,029,510  $    36,070,768     1,229,487  $    21,592,338
Shares issued in connection with
  reinvestment of distributions.........        11,071          176,806         2,119           33,270
                                          ------------  ---------------  ------------  ---------------
                                             2,040,581       36,247,574     1,231,606       21,625,608
Shares repurchased......................    (1,835,151)     (32,553,269)   (1,216,785)     (21,450,446)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       205,430  $     3,694,305        14,821  $       175,162
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1997, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $ 123,570
Global Financial Services Portfolio......................................................................................     13,622
GT Global Health Care Fund...............................................................................................     81,354
Global Infrastructure Portfolio..........................................................................................        720
Global Natural Resources Portfolio.......................................................................................     71,129
GT Global Telecommunications Fund........................................................................................    163,244

                                      F51

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by Global Consumer Products Portfolio, GT Global Health Care Fund, and GT Global Telecommunications Fund at October 31, 1997 amounted to $1,943,798, $251,388,855, and $113,211,488, respectively, at value.

Transactions during the period with companies that are or were affiliates are as follows:

GLOBAL CONSUMER PRODUCTS PORTFOLIO

                                                                          SALES        NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
O & Y Properties Inc. Sp Wts......................  $     1,996,065  $            --  $            --  $         --

GT GLOBAL HEALTH CARE FUND

                                                       PURCHASES          SALES        NET REALIZED      DIVIDEND
                                                         COST           PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
ATL Ultrasound, Inc...............................  $    22,092,644  $     7,075,476  $     1,636,015  $         --
AVECOR Cardiovascular, Inc........................        1,034,472               --               --            --
Cardiac Pathways Corp.............................        8,400,212               --               --            --
Cardiovascular Dynamics Inc.......................        3,500,454               --               --            --
Catalytica, Inc...................................       10,691,833       16,327,767        8,539,392            --
Cell Therapeutics Inc.............................       12,018,948               --               --            --
Circon Corp.......................................               --        2,739,253          568,655            --
Depotech Corp.....................................       12,202,500        5,683,922          896,972            --
Endosonics Corp...................................       20,775,778        4,411,500         (979,619)           --
INAMED Corp.......................................        3,033,798           90,000         (108,753)           --
Interferon........................................        5,870,743        3,085,840          839,277
Kensey Nash Corp..................................        5,159,335        1,561,197        1,266,168            --
Life Medical Sciences, Inc........................        2,096,223          442,500         (352,500)           --
Micro Therapeutics, Inc...........................        1,800,000           66,248            6,248            --
Photoelectron Corp................................        2,822,805               --               --            --
Physio-Control International Corp.................       16,172,912        1,542,063           65,018            --
Protein Design Labs, Inc..........................       12,029,386       22,123,118           40,261            --
Regeneron Pharmaceuticals, Inc....................       15,114,745        2,161,577          277,371            --
Sunrise Medical, Inc..............................        3,237,927               --               --            --
TheraTech, Inc....................................        7,797,057               --               --            --
Visx, Inc.........................................       12,660,684        8,329,268         (295,181)           --

GT GLOBAL TELECOMMUNICATIONS FUND

                                                                          SALES         NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)        INCOME
                                                    ---------------  ---------------  ----------------  ------------
ANTEC Corp........................................  $            --  $     8,346,027  $    (10,335,549) $         --
Atlantic Tele-Network, Inc........................               --        1,368,992           (86,633)           --
DSP Communications, Inc...........................       22,490,263       10,010,074       (10,387,819)           --
Echostar Communications Corp. "A".................               --               --                --            --
Gandalf Technologies, Inc.........................               --        4,316,779       (27,050,916)           --
Grupo Mexicano de Video - 144A ADR................               --               --                --            --
Himachal Futuristic Communications Ltd. - 144A
  GDR.............................................               --        1,643,750        (7,656,250)           --
Intermedia Communications of Florida, Inc.........          508,750               --                --            --
International Engineering PLC - Foreign...........               --        3,181,312       (15,784,033)      305,427
Millicom International Cellular S.A...............               --               --                --            --
Orbital Sciences Corp.............................          430,000        6,351,505         1,003,380            --
PT Kabelindo Murni - Foreign......................               --        1,394,687        (5,501,277)           --
Spectrian Corp....................................               --       10,450,207        (9,831,404)           --
Tekelec...........................................          292,878       43,271,004        31,126,430            --
Tele 2000 S.A.....................................               --       10,524,931        (2,848,177)           --
Three-Five Systems, Inc...........................               --        1,862,340        (1,738,353)           --

                                      F52

                             GT GLOBAL THEME FUNDS

FEDERAL TAX INFORMATION (UNAUDITED): Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1997:

                                                   FOREIGN                    FOREIGN
                                          -------------------------   -----------------------
FUND                                      SOURCE INCOME   PER SHARE    TAXES PAID   PER SHARE
----------------------------------------  -------------   ---------   ------------  ---------
GT Global Consumer Products and Services
  Fund..................................          --            --             --         --
GT Global Financial Services Fund.......     $699,745      $0.1412    $    77,681    $0.0157
GT Global Health Care Fund..............          --            --             --         --
GT Global Infrastructure Fund...........          --            --             --         --
GT Global Natural Resources Fund........          --            --             --         --
GT Global Telecommunications Fund.......          --            --             --         --

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                          CAPITAL GAIN
FUND                                        DIVIDEND
----------------------------------------  ------------
GT Global Consumer Products and Services
  Fund..................................  $    330,657
GT Global Financial Services Fund.......       740,650
GT Global Health Care Fund..............            --
GT Global Infrastructure Fund...........     3,083,268
GT Global Natural Resources Fund........     2,673,826
GT Global Telecommunications Fund.......   166,632,944

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1997:

FUND
----------------------------------------
GT Global Consumer Products and Services
  Fund..................................      2.57%
GT Global Financial Services Fund.......     13.12%
GT Global Health Care Fund..............         --
GT Global Infrastructure Fund...........         --
GT Global Natural Resources Fund........      2.48%
GT Global Telecommunications Fund.......         --

                                      F53

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             AIM GLOBAL THEME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]



  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, AIM GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, AIM GLOBAL RESOURCES FUND, GLOBAL RESOURCES PORTFOLIO, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   THESX703   MC

                            AIM GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of the AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund") and AIM Global High Income Fund ("High Income Fund") (each, a "Fund," and, collectively, "Funds"). Each Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the sub-adviser and sub-administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio (the "Portfolio"). AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, of the High Income Fund. The distributor of the shares of each Fund is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     20
Execution of Portfolio Transactions......................................................................................     24
Directors and Executive Officers.........................................................................................     26
Management...............................................................................................................     29
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     32
Taxes....................................................................................................................     34
Additional Information...................................................................................................     37
Investment Results.......................................................................................................     38
Description of Debt Ratings..............................................................................................     43
Financial Statements.....................................................................................................     45



[LOGO]


                   Statement of Additional Information Page 1

                            AIM GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

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INVESTMENT OBJECTIVES

The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus.


INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.

In addition to the factors set forth in the Prospectus, the Sub-adviser will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF DEBT INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the

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Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Government Income Fund, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Government Income Fund, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Government Income Fund, the Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry

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certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.

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SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such

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earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund or the Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of

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the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under

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its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund or the

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Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts which are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified

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dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

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Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures

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Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of the Fund's or the Portfolio's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.


The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered ") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-adviser, the Strategic Income Fund and

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the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-adviser. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
The Government Income Fund, the Strategic Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

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With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of each Fund and the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by each Fund and the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund or the Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or Portfolio.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less

                  Statement of Additional Information Page 16

                            AIM GLOBAL INCOME FUNDS
available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments; and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


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                            AIM GLOBAL INCOME FUNDS

    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also

                  Statement of Additional Information Page 18

                            AIM GLOBAL INCOME FUNDS
exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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                            AIM GLOBAL INCOME FUNDS

                             INVESTMENT LIMITATIONS

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Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

        (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

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                            AIM GLOBAL INCOME FUNDS

        (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

        (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund

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                            AIM GLOBAL INCOME FUNDS
    may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                       HIGH INCOME FUND AND THE PORTFOLIO

The High Income Fund and the Portfolio each may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the High Income Fund and the Portfolio are not fundamental policies and may be changed by vote of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:


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                            AIM GLOBAL INCOME FUNDS

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.

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                            AIM GLOBAL INCOME FUNDS

                      EXECUTION OF PORTFOLIO TRANSACTIONS

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Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-adviser seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Funds and the Portfolio, the Sub-adviser may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.


Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


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                            AIM GLOBAL INCOME FUNDS

Each  Fund  and  the  Portfolio  contemplates  purchasing  most  foreign  equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid aggregate brokerage commissions of $0, $86,600 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Government Income Fund paid aggregate brokerage commissions of $4,987, $24,663 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Strategic Income Fund paid aggregate brokerage commissions of $6,177, $85,404 and $0, respectively.


PORTFOLIO TRADING AND TURNOVER
Each Fund and the Portfolio engages in portfolio trading when the Sub-adviser concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:

                                                                                              YEAR ENDED OCT.    YEAR ENDED
                                                                                                 31, 1997       OCT. 31, 1996
                                                                                              ---------------  ---------------
Government Income Fund......................................................................          241%             268%
Strategic Income Fund.......................................................................          149%             177%
High Income Portfolio.......................................................................          214%             290%

                  Statement of Additional Information Page 25

                            AIM GLOBAL INCOME FUNDS


                        DIRECTORS AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolio's Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolio's Trustees collectively.



NAMES, POSITION(S) WITH THE                    PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS                  EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global
Director, Chairman of the Board and President  since 1991; Senior Vice President and Director of Sales and Marketing, GT Global
50 California Street                           from May 1992 to April 1995; Vice President and Director of Marketing, GT Global
San Francisco, CA 94111                        from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international GT companies) Advisory Board since January 1996;
                                               Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November
                                               1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993.
                                               Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                               Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc. since 1988; Director,
Suite 400                                      PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel company) and
San Francisco, CA 94104                        Director, "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman of C.D. Stimson Company (a private investment company).
Two Embarcadero Center                         Mr. Bayley is also a trustee of each of the other investment companies
Suite 2400                                     registered under the 1940 Act that is sub-advised or sub- administered by the
San Francisco, CA 94111                        Sub-adviser.

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 26

                            AIM GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE                    PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS                  EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and                             Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                            Director, President and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust since October 1996; Senior Vice President, General
San Francisco, CA 94111                        Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY), Inc., GT
                                               Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and                             President and Assistant Treasurer, Fund Management Company.
Assistant Treasurer


------------------

+  Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 27

                            AIM GLOBAL INCOME FUNDS


The Board of Directors has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios, Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio, Floating Rate Portfolio and Growth Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers, or employees of the Sub-adviser or any affiliated companies, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company's series Funds for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 28

                            AIM GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM  serves  as the  Government Income  Fund's and  the Strategic  Income Fund's
investment manager and administrator under an investment management and administration contract between the Company and AIM ("Company Management Contract"). The Sub-adviser serves as the sub-adviser and sub-administrator to the Government Income Fund and Strategic Income Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management
Contract," and together with the Management Contract, the "Management Contracts"). AIM series as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). The Sub-adviser serves as the Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and AIM. The Sub-adviser serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio, and as administrators, AIM and the Sub-adviser administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or the Administration Contracts, as applicable or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio and the Administration Contract provides that with respect to the High Income Fund either the Company, the Portfolio or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Sub-adviser in the following amounts:

                                            YEAR ENDED OCT. 31,                                               AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 2,403,043
1996.......................................................................................................     3,672,503
1995.......................................................................................................     4,946,971

In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Sub-adviser in the following amounts:

                                            YEAR ENDED OCT. 31,                                               AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 3,474,804
1996.......................................................................................................     3,807,689
1995.......................................................................................................     4,293,053

                  Statement of Additional Information Page 29

                            AIM GLOBAL INCOME FUNDS

In each of the last three fiscal years, the High Income Portfolio paid investment management and administration fees to the Sub-adviser in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 2,971,167
1996.......................................................................................................     3,014,924
1995.......................................................................................................     2,411,786


In each of the last three fiscal years, the High Income Fund paid investment management and administration fees to the Sub-adviser in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1997.......................................................................................................   $ 1,136,471
1996.......................................................................................................     1,015,220
1995.......................................................................................................       860,884


DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors on a "best efforts" basis pursuant to separate distribution contracts between the Company and AIM Distributors without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-adviser of Government Income Fund, Strategic Income Fund, and High Income Fund were $85,149, $127,205 and $40,218; $123,309, $131,517 and $34,980; and $116,607, $101,697 and $22,563,
respectively.

EXPENSES OF THE FUNDS AND THE PORTFOLIO
Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 30

                            AIM GLOBAL INCOME FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the

                  Statement of Additional Information Page 31

                            AIM GLOBAL INCOME FUNDS

NYSE is not  open. Consequently, the  calculation of the  Funds' respective  net
asset   values  therefore  may   not  take  place   contemporaneously  with  the
determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase Advisor Class shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

                  Statement of Additional Information Page 32

                            AIM GLOBAL INCOME FUNDS

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of each Fund may be exchanged for Advisor Class shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' prior notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Funds to dispose of securities owned by them or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 33

                            AIM GLOBAL INCOME FUNDS

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement").; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICS") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL

The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.


Because, as noted above, the High Income Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to continue to satisfy all those requirements.


Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.


                  Statement of Additional Information Page 34

                            AIM GLOBAL INCOME FUNDS

TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES Dividends and interest received by an Investor Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of High Income Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


    PASSIVE FOREIGN INVESTMENT COMPANIES Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain from its (or, in the case of the High Income Fund, by the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.


If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) would be required to include in income each taxable year its pro rata share (taking into account, in the case of High Income Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (I.E. the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the High Income Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock


                  Statement of Additional Information Page 35

                            AIM GLOBAL INCOME FUNDS

subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS The Investor Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund).


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the High Income
Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, either of them may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through the Portfolio) from U.S. corporations.

                  Statement of Additional Information Page 36

                            AIM GLOBAL INCOME FUNDS

However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund's, their shareholders and the Portfolio.
Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston MA 02109. Coopers & Lybrand L.L.P. conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAMES


Prior to May 29, 1998, AIM Global High Income Fund operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; and AIM Global Government Income Fund operated under the name of GT Global Government Income Fund.


                  Statement of Additional Information Page 37

                            AIM GLOBAL INCOME FUNDS

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Advisor Class shares of each Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (3) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Advisor Class shares of the Strategic Income Fund, stated as average annualized total returns for the periods shown, were:

                                          STRATEGIC      STRATEGIC
                                           INCOME         INCOME
                                            FUND           FUND
PERIOD                                    (CLASS A)   (ADVISOR CLASS)
----------------------------------------  ---------   ---------------
Fiscal year ended Oct. 31, 1997.........    4.21%          9.86%
October 31, 1992 through Oct. 31,
 1997...................................   10.14%           n/a
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......     n/a          15.13%
March 29, 1988 (commencement of
 operations) through Oct. 31, 1997......    9.01%           n/a

The Standardized Returns for the Class A and Advisor Class shares of the Government Income Fund, stated as average annualized total returns for the periods shown, were:

                                          GOVERNMENT     GOVERNMENT
                                            INCOME         INCOME
                                             FUND           FUND
PERIOD                                    (CLASS A)    (ADVISOR CLASS)
----------------------------------------  ----------   ---------------
Fiscal year ended Oct. 31, 1997.........   (0.20)%          5.15%
Oct. 31, 1992 through Oct. 31, 1997.....    5.34%            n/a
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......     n/a            5.55%
March 29, 1988 (commencement of
 operations) through Oct. 31, 1997......    6.52%            n/a

The Standardized Returns for the Class A and Advisor Class shares of the High Income Fund, stated as average annualized total returns for the periods shown, were:

                                            HIGH           HIGH
                                           INCOME         INCOME
                                            FUND           FUND
PERIOD                                    (CLASS A)   (ADVISOR CLASS)
----------------------------------------  ---------   ---------------
Fiscal year ended Oct. 31, 1997.........    9.03%         14.72%
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......     n/a          24.63%
Oct. 22, 1992 (commencement of
 operations) through Oct. 31, 1997......   15.85%           n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

                  Statement of Additional Information Page 38

                            AIM GLOBAL INCOME FUNDS

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Strategic Income Fund, stated as aggregate total returns for the periods shown, were:

                                          STRATEGIC      STRATEGIC
                                           INCOME         INCOME
                                            FUND           FUND
PERIOD                                    (CLASS A)   (ADVISOR CLASS)
----------------------------------------  ---------   ---------------
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......      n/a         40.60%
March 29, 1988 (commencement of
 operations) through Oct. 31, 1997......   140.06%          n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Government Income Fund, stated as aggregate total returns for the periods shown, were:

                                          GOVERNMENT     GOVERNMENT
                                            INCOME         INCOME
                                             FUND           FUND
PERIOD                                    (CLASS A)    (ADVISOR CLASS)
----------------------------------------  ----------   ---------------
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......      n/a          13.96%
March 29, 1988 (commencement of
 operations) through Oct. 31, 1997......    92.49%           n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the High Income Fund, stated as aggregate total returns for the periods shown, were:

                                            HIGH           HIGH
                                           INCOME         INCOME
                                            FUND           FUND
PERIOD                                    (CLASS A)   (ADVISOR CLASS)
----------------------------------------  ---------   ---------------
May 31, 1995 (commencement of
 operations) through Oct. 31, 1997......     n/a          70.35%
Oct. 22, 1992 (commencement of
 operations) through Oct. 31, 1997......  119.88%           n/a

YIELD
Each Fund may also include its current yield ("Yield") in advertisements, sales literature and shareholder reports. Yield, which is calculated separately for Class A, Class B and Advisor Class shares of each Fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:

                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd

The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The Yields of the Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the
one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively. The Yields of the Advisor Class shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 7.27%, 6.74% and 8.04%, respectively.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees

                  Statement of Additional Information Page 39

                            AIM GLOBAL INCOME FUNDS
    into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13)  Datastream and  Worldscope, each  of which  is an  on-line database
    retrieval  service   for  information,   including   but  not   limited   to
    international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 40

                            AIM GLOBAL INCOME FUNDS

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM
Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.


From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all AIM Funds or the dollar amount of each Fund's assets under management in advertising materials.



AIM Distributors believes the AIM Global Income Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The AIM Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.


Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total return to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a

                  Statement of Additional Information Page 41

                            AIM GLOBAL INCOME FUNDS
profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

                  Statement of Additional Information Page 42

                            AIM GLOBAL INCOME FUNDS

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Funds' investment objectives will be achieved.


ECONOMIC DEVELOPMENT IN EMERGING MARKETS

The Sub-adviser has identified six phases to track the progress of developing economies.



In addition, the Sub-adviser focuses on the transitions between each phase:



    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.



    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.



    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.


EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991 to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------
DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                  Statement of Additional Information Page 43

                            AIM GLOBAL INCOME FUNDS

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds,and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.


    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc., rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  Statement of Additional Information Page 44

                            AIM GLOBAL INCOME FUNDS

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of October 31, 1997 and the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund-Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund-Consolidated and GT Global Strategic Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (49.4%)
  Australia (3.0%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           10,660,000   $  8,416,716         3.0
  Canada (2.0%)
    Canadian Government, 7.25% due 6/1/07 ................   CAD            6,920,000      5,548,964         2.0
  Germany (4.7%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM           22,050,000     13,180,133         4.7
  Italy (9.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.50% due 1/1/05 ...................................   ITL       13,100,000,000      9,228,992         3.3
      9% due 11/1/23 .....................................   ITL       11,730,000,000      8,839,498         3.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      8,361,624         3.0
  New Zealand (4.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           18,570,000     12,360,425         4.4
  Spain (2.3%)
    Spain Government, 10.5% due 10/30/03 .................   ESP          770,000,000      6,581,165         2.3
  Sweden (2.9%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,163,505         2.9
  United Kingdom (4.4%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            5,000,000      9,775,453         3.5
      7.25% due 12/7/07 ..................................   GBP            1,420,000      2,503,816         0.9
  United States (15.3%)
    United States Treasury:
      8% due 11/15/21{./} {z} ............................   USD           17,000,000     20,683,023         7.3
      6.125% due 8/15/07 .................................   USD            9,750,000      9,958,711         3.5
      6.375% due 8/15/27 .................................   USD            6,250,000      6,431,641         2.3
      6.625% due 5/15/07 .................................   USD            5,800,000      6,106,992         2.2
  Uruguay (1.0%)
    Republic of Uruguay, 7.875% due 7/15/27 -
     144A{./}{.} .........................................   USD            3,000,000      2,898,000         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $136,776,126) ...........................................                               139,038,658
                                                                                        ------------
Corporate Bonds (23.5%)
  Denmark (5.4%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          104,000,000     15,287,266         5.4
  Germany (2.0%)
    Commerzbank O/S Financial, 8.5% due 5/13/02 ..........   NZD            5,340,000      3,467,559         1.2
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,304,569         0.8
  New Zealand (3.8%)
    Transpower Finance Ltd., 8% due 3/15/02 ..............   NZD           16,500,000     10,590,896         3.8
  South Africa (5.5%)
    Eskom, 11% due 6/1/08{./} ............................   ZAR           68,500,000     11,346,106         4.0

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Transnet Ltd., 7.5% due 4/1/08 .......................   ZAR           28,140,000   $  3,612,816         1.3
    Development Bank of South Africa, due 12/31/27 .......   ZAR          124,000,000        580,042         0.2
  Tunisia (1.5%)
    Banque Centrals de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,314,235         1.5
  United Kingdom (5.3%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     14,927,163         5.3
                                                                                        ------------
Total Corporate Bonds (cost $68,215,638) .................                                66,430,652
                                                                                        ------------
Mortgage Backed (12.0%)
  United States (12.0%)
    Federal National Mortgage Association:
      7.25% due 6/20/02 ..................................   NZD           15,050,000      9,421,474         3.3
      6.375% due 8/15/07 .................................   AUD            7,300,000      5,212,020         1.8
    Government National Mortgage Association:
      TBA Pool, 7% due 11/15/27{*} .......................   USD            8,725,000      8,774,078         3.1
      Pool #780515, 9.5% due 12/15/21 ....................   USD            5,026,270      5,475,493         1.9
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,595,424      2,769,195         1.0
    Salomon Brothers Mortgage Securities CMO, effective
     yield 6.0867% due 12/25/30 ..........................   USD            2,342,065      2,400,617         0.9
                                                                                        ------------
Total Mortgage Backed (cost $34,786,107) .................                                34,052,877
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $239,777,871) .......                               239,522,187        84.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option, strike 1.7825, expires
   11/13/97
   (cost $80,102) ........................................   USD            4,840,000          3,896          --
                                                                                        ------------       -----
    CURRENCY OPTIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (14.9%)
  Egypt (1.1%)
    Egypt Treasury Bill, 0% due 11/25/97 .................   EGP           11,000,000      3,215,643         1.1
  Italy (7.1%)
    Italian Buoni Poliennali del Tesoro (BTPS), 10.5% due
     4/15/98 .............................................   ITL       33,520,000,000     20,073,397         7.1
  Mexico (1.6%)
    Mexican Cetes due 11/13/97 ...........................   MXN            3,732,000      4,445,773         1.6
  United Kingdom (5.1%)
    United Kingdom Treasury, 7.25% due 3/30/98 ...........   GBP            8,550,000     14,354,277         5.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $41,749,459) ............................................                                42,089,090
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (3.1%)
  United States (3.1%)
    General Electric Capital Corp., effective yield 5.68%
     due 11/19/97 (cost $8,659,446){./} ..................   USD            8,725,000   $  8,659,446         3.1
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $50,408,905) ..........                                50,748,536        18.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,266,878)  * .................                               290,274,619       102.9
Other Assets and Liabilities .............................                                (8,165,141)       (2.9)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $282,109,478       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written options. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $290,620,342 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,885,779
                 Unrealized depreciation:            (6,231,502)
                                                  -------------
                 Net unrealized depreciation:     $    (345,723)
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN OPTIONS CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                            UNDERLYING     EXPIRATION  STRIKE      MARKET
PUT OPTIONS                                   AMOUNT         DATE     PRICE        VALUE
----------------------------------------  --------------   --------  --------  --------------
DEM.....................................     4,840,000     11/13/97   DEM1.82   $      (406)
                                                                                     ------
  Total outstanding written options
   (Premium received $44,673)...........                                               (406)
                                                                                     ------
                                                                                     ------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                 UNREALIZED
                                           MARKET VALUE    CONTRACT  DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE      DATE    (DEPRECIATION)
----------------------------------------  --------------   --------  --------  --------------
Australian Dollars......................      14,130,053    1.33485   11/6/97   $  (927,862)
Australian Dollars......................       2,108,963    1.37000   11/6/97       (80,812)
Australian Dollars......................       4,077,329    1.37155   11/6/97      (151,451)
Australian Dollars......................       8,168,717    1.36885   11/6/97      (320,158)
British Pounds..........................      17,545,780    0.62087    2/5/98       505,103
Canadian Dollars........................       1,412,149    1.37160   11/6/97       (38,712)
Danish Kroner...........................       5,263,096    6.67385   11/6/97        87,497
Deutsche Marks..........................       4,607,616    1.79770   11/6/97       187,616
Deutsche Marks..........................       7,647,020    1.72473   11/6/97         1,020
Deutsche Marks..........................       8,632,762    1.85468    2/5/98       650,345
Deutsche Marks..........................       9,831,529    1.86050    2/5/98       769,116
Deutsche Marks..........................       9,121,259    1.84900    2/5/98       661,259
Deutsche Marks..........................      10,320,977    1.82590    2/5/98       627,127
Deutsche Marks..........................      22,031,550    1.76970    2/5/98       681,550
Deutsche Marks..........................      15,399,073    1.74950    2/5/98       304,074
Deutsche Marks..........................       7,856,456    1.74980    2/5/98       156,456
Deutsche Marks..........................       7,924,376    1.74230    2/5/98       124,376
Italian Liras...........................       3,458,975   1,768.30000   2/5/98      138,837
Italian Liras...........................       8,545,464   1,747.52000   2/5/98      245,464
Italian Liras...........................       3,796,301   1,741.50000   2/5/98       96,301
Italian Liras...........................      15,238,110   1,732.32000   2/5/98      307,843
Italian Liras...........................       5,672,764   1,699.54000   2/5/98        7,399
Italian Liras...........................         996,994   1,697.70000   2/5/98          221
South African Rand......................         873,181    4.81550   11/6/97           997
Swedish Kronor..........................       8,468,638    7.57006   11/6/97        92,472
Swedish Kronor..........................       2,827,601    7.49385    2/5/98        11,645
                                          --------------                       --------------
  Total Contracts to Buy (Payable amount
   $201,819,010)........................     205,956,733                          4,137,723
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 73.01%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................      35,852,373    1.34162   11/6/97     2,161,497
Australian Dollars......................       8,548,124    1.43055   11/6/97       (48,124)
British Pounds..........................       8,269,037    0.62724   11/6/97      (409,138)
British Pounds..........................       9,476,686    0.63291   11/6/97      (549,686)
British Pounds..........................       8,830,253    0.60165    2/5/98        19,747
Canadian Dollars........................       1,412,149    1.39136   11/6/97        36,705
Canadian Dollars........................       5,516,238    1.39136    2/5/98        43,762
Danish Kroner...........................       7,511,923    6.95000   11/6/97      (418,398)
Deutsche Marks..........................       4,699,886    1.83370   11/6/97      (279,886)
Deutsche Marks..........................       7,559,969    1.78347   11/6/97      (249,969)
Deutsche Marks..........................       8,548,334    1.71846    2/5/98       (17,440)
Deutsche Marks..........................       7,689,586    1.71600    2/5/98        (4,687)
Deutsche Marks..........................      57,287,100    1.71600    2/5/98       (34,920)
Deutsche Marks..........................      18,029,667    1.71800    2/5/98       (31,966)
Italian Lira............................      39,768,497   1,696.15000   2/5/98       27,512
New Zealand Dollars.....................      36,510,209    1.57878   11/6/97       638,701
South African Rand......................       8,879,420    4.83145  11/12/97       (39,420)
South African Rand......................       7,946,694    4.95150  11/28/97      (171,272)
Swedish Kronor..........................       4,273,847    7.94000   11/6/97      (243,620)
Swedish Kronor..........................       9,215,482    8.00000   11/6/97      (590,482)
                                          --------------                       --------------
  Total Contracts to Sell (Receivable
   amount $295,664,390).................     295,825,474                           (161,084)
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 104.86%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                        $ 3,976,639
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                          GLOBAL HIGH INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (53.2%)
  Argentina (5.2%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD           11,919,000   $ 11,814,709         3.2
      Par Bond Series L, 5.50% due 3/31/23++ .............   USD            6,610,000      4,498,931         1.2
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,048,000      2,910,840         0.8
  Brazil (2.1%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ...........................................   USD           11,384,000      7,527,670         2.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ .....................................   USD           18,357,000     10,004,565         2.7
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ .............................................   USD           13,522,000      8,882,264         2.4
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            4,270,656      4,270,656         1.2
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.5
  Ecuador (2.1%)
    Republic of Ecuador Discount Bond, 6.6875% due 2/28/25
     - EURO+ .............................................   USD           11,069,000      7,775,973         2.1
  Mexico (11.7%)
    United Mexican States:
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD           24,328,000     22,032,045         6.0
      Global Bond, 11.5 due 5/15/26 ......................   USD            7,290,000      7,873,200         2.2
      Global Bond, 9.875% due 1/15/07 ....................   USD            6,430,000      6,502,338         1.8
      Global Bond, 11.375% due 9/15/16 ...................   USD            5,793,000      6,162,304         1.7
  Nigeria (3.4%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20+/+ .........................................   USD           18,750,000     12,281,250         3.4
  Panama (3.4%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ...........................................   USD           17,850,000     12,550,781         3.4
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A{.} ....................................   USD           10,086,000      5,749,020         1.6
  South Africa (5.0%)
    Republic of South Africa, 13% due 8/31/10{./} ........   ZAR           97,113,000     18,329,766         5.0
  United States (7.5%)
    United States Treasury:
      6.375% due 8/15/27 .................................   USD           15,337,000     15,782,732         4.3
      5.875% due 9/30/02{./} .............................   USD           11,747,000     11,811,242         3.2
  Uruguay (2.1%)
    Banco Central del Uruguay:
      Debt Conversion Bond Series B, 6.8125% due
       2/18/07+ ..........................................   USD            4,000,000      4,000,000         1.1
      Par Bond Series A, 6.75% due 2/19/21+/+ ............   USD            2,290,000      2,129,700         0.6
      Par Bond Series B, 6.75% due 2/19/21+/+ ............   USD            1,500,000      1,395,000         0.4

    The accompanying notes are an integral part of the financial statements.

                                       F6

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (2.3%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ..........................................   USD           10,025,000   $  8,389,672         2.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $202,758,127) ...........................................                               194,327,658
                                                                                        ------------
Corporate Bonds (25.9%)
  Argentina (1.7%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} ....   USD            2,655,000      2,469,150         0.7
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            2,409,000      2,276,505         0.6
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD            1,497,000      1,482,030         0.4
  Brazil (0.6%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            2,273,000      2,216,175         0.6
  Canada (0.8%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            2,978,000      2,970,555         0.8
  China (2.9%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            7,559,000      7,105,460         1.9
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,929,125         0.8
    Huaneng Power International PLC Convertible, 1.75% due
     5/21/04 .............................................   USD              790,000        743,390         0.2
  Dominican Republic (0.7%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            2,628,000      2,601,720         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,281,875         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,958,250         0.5
  India (1.1%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            4,395,000      3,836,835         1.1
  Indonesia (3.9%)
    Polysindo International Finance, 8.9063%, due
     4/22/99 .............................................   IDR       27,500,000,000      5,114,793         1.4
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            4,961,000      4,564,120         1.3
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            2,964,000      2,645,370         0.7
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            2,141,000      1,884,080         0.5
  Jamaica (1.1%)
    Mechala Group Jamaica Ltd.:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,760,620         0.8
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,249,360         0.3
  Mexico (6.4%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            8,768,000      8,044,640         2.2
      8.85% due 9/15/07 - 144A{.} ........................   USD            4,388,000      4,217,965         1.2
    Fideicomiso Petacalco Trust, 10.16% due 12/23/09 - Reg
     S{c} ................................................   USD            2,720,000      2,720,000         0.7
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            2,350,000      2,393,851         0.7
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            2,440,000      2,305,800         0.6
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,903,000      2,079,028         0.6
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD            1,560,000      1,497,600         0.4

    The accompanying notes are an integral part of the financial statements.

                                       F7

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  Russia (1.3%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000   $  3,070,635         0.8
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            2,184,000      1,921,920         0.5
  South Africa (4.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           94,900,000     15,718,912         4.3
                                                                                        ------------
Total Corporate Bonds (cost $103,242,812) ................                                95,059,764
                                                                                        ------------
Sovereign Debt (12.8%)
  Russia (12.8%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           46,757,000     41,583,888        11.4
      Participation ** -/- ...............................   DEM            9,819,000      5,224,084         1.4
                                                                                        ------------
Total Sovereign Debt (cost $25,217,395) ..................                                46,807,972
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $331,218,334) .......                               336,195,394        91.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $1,032,750) ...........................................   USD           57,375,000        418,608         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57% collateralized by $8,950,000 U.S. Treasury Bonds,
   8.875% due 8/15/17 (market value of collateral is
   $11,741,829, including accrued interest).
   (cost $11,510,781)  ...................................                                11,510,781         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $343,761,865)  * .................                               348,124,783        95.2
Other Assets and Liabilities .............................                                17,667,628         4.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $365,792,411       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          * For Federal income tax purposes, cost is $343,911,253 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,533,602
                 Unrealized depreciation:           (22,320,072)
                                                  -------------
                 Net unrealized appreciation:     $   4,213,530
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                          GLOBAL HIGH INCOME PORTFOLIO

                                October 31, 1997

--------------------------------------------------------------------------------

                 OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,966,367         1.84950   11/6/97     $(268,070)
Indonesian Rupiah.......................    10,445,682     3,610.00000   11/5/97      (57,871)
South African Rand......................    24,288,532         5.04500   1/30/98     (535,715)
South African Rand......................       608,060         5.06350   1/30/98      (15,584)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $38,431,401)..................    39,308,641                               (877,240)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.75%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $(877,240)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.6%)
  Argentina (2.0%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD            5,618,000   $  5,568,843         1.3
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,177,000      3,034,035         0.7
      Par Bond Series L, 5.5% due 3/31/23++ ..............   USD               95,000         64,659          --
  Australia (2.3%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,500,000      9,869,508         2.3
  Brazil (0.9%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24{./} ++ ......................................   USD            5,856,000      3,872,280         0.9
  Bulgaria (2.0%)
    Republic of Bulgaria:
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro{./} + ........................................   USD            6,486,000      4,260,491         1.0
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12{./} ++ ................................   USD            7,396,000      4,030,820         1.0
  Canada (2.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,500,000      9,075,362         2.2
  Colombia (0.6%)
    Republic of Colombia, 8.7% due 2/15/16 ...............   USD            2,538,000      2,480,895         0.6
  Costa Rica (0.9%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            1,918,176      1,918,176         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.4
  Ecuador (0.9%)
    Discount Bond, 6.6875% due 2/28/25 - Euro+ ...........   USD            5,485,000      3,853,213         0.9
  France (1.9%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      7,779,107         1.9
  Germany (11.0%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,219,716         5.0
      8.25% due 9/20/01 ..................................   DEM           24,000,000     15,532,850         3.7
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000      9,474,050         2.3
  Italy (4.3%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       18,000,000,000     11,092,869         2.6
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      6,968,020         1.7
  Mexico (5.8%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+
       +/+ ...............................................   USD           10,849,000      9,825,126         2.3
      Global Bond, 11.5% due 5/15/26 .....................   USD            7,755,000      8,375,400         2.0
      Global Bond, 9.875% due 1/15/07 ....................   USD            3,045,000      3,079,256         0.7
      Global Bond, 11.375% due 9/15/16 ...................   USD            2,744,000      2,918,930         0.7
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD              672,000        608,580         0.1
  Netherlands (1.5%)
    Netherlands Government Bond, 5.75% due 2/15/07 .......   NLG           12,000,000      6,260,896         1.5

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  New Zealand (1.9%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000   $  7,987,351         1.9
  Nigeria (1.7%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20{./} +/+ ....................................   USD           11,000,000      7,205,000         1.7
  Panama (3.6%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% due 7/17/14++ .......   USD           16,705,000     11,745,703         2.8
      7.875% due 2/13/02 - 144A{.} .......................   USD            3,360,000      3,200,400         0.8
  Peru (0.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A++ {.} .................................   USD            4,776,000      2,722,320         0.6
  South Africa (2.2%)
    Republic of South Africa, 13% due 8/31/10 ............   ZAR           48,561,000      9,165,732         2.2
  Spain (2.0%)
    Spain Government, 10.5% due 10/30/03 .................   ESP        1,000,000,000      8,546,967         2.0
  Sweden (1.3%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           37,000,000      5,511,856         1.3
  United Kingdom (6.6%)
    United Kingdom Treasury, 7% due 6/7/02 ...............   GBP           11,900,000     20,234,192         4.8
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            3,800,000      7,429,344         1.8
  United States (8.1%)
    United States Treasury:
      5.875% due 9/30/02{./} .............................   USD           12,865,000     12,935,356         3.1
      6.875% due 8/15/25{./} {z} .........................   USD            8,000,000      8,686,250         2.1
      6.375% due 8/15/27 .................................   USD            8,293,000      8,534,015         2.0
      6.50% due 10/15/06{z} ..............................   USD            3,500,000      3,639,111         0.9
  Uruguay (0.3%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due2/19/21{./} +/ + .................................   USD            1,370,000      1,274,100         0.3
  Venezuela (1.0%)
    Republic of Venezuela:
      Par Bond Series A, 6.75% due 3/31/20{./} +/+ .......   USD            4,880,000      4,083,950         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $281,695,109) ...........................................                               275,717,729
                                                                                        ------------
Corporate Bonds (10.5%)
  Argentina (0.5%)
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            1,377,000      1,301,265         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD              816,000        807,840         0.2
  Brazil (0.3%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,278,000      1,246,050         0.3
  China (1.1%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            3,145,000      2,956,300         0.7

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000   $  1,569,500         0.4
  Denmark (1.0%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           30,000,000      4,226,028         1.0
  Dominican Republic (0.3%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            1,294,000      1,281,060         0.3
  Ecuador (0.4%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            1,601,000      1,596,998         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,134,375         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000      1,025,750         0.2
  India (0.4%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            2,151,000      1,877,823         0.4
  Indonesia (1.1%)
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            2,717,000      2,499,640         0.6
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            1,471,000      1,312,868         0.3
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            1,134,000        997,920         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        697,430         0.2
  Mexico (2.5%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            4,224,000      3,875,520         0.9
      8.85% due 9/15/07 - 144A{.} ........................   USD            2,108,000      2,026,315         0.5
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            1,300,000      1,324,258         0.3
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,134,000      1,238,895         0.3
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            1,140,000      1,077,300         0.3
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD              760,000        729,600         0.2
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      2,052,470         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        915,200         0.2
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 ................................   ZAR            6,175,000      1,022,806         0.2
  United States (1.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06{z} ..........   USD            2,835,000      2,774,864         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,719,405         0.6
                                                                                        ------------
Total Corporate Bonds (cost $45,203,836) .................                                44,287,480
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Mortgage Backed (9.9%)
  United States (9.9%)
    Government National Mortgage Association TBA Pass Thru
     Pool, 6.5% due11/15/27{*} ...........................   USD           28,000,000   $ 27,693,764         6.6
    Federal National Mortgage Association Pool:
      #313439, 7% due 3/1/04 .............................   USD            9,718,752      9,837,204         2.3
      7.25% due 6/20/02{./} ..............................   NZD            7,000,000      4,382,081         1.0
                                                                                        ------------
Total Mortgage Backed (cost $42,198,154) .................                                41,913,049
                                                                                        ------------
Sovereign Debt (7.3%)
  Russia (7.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     28,090,723         6.7
      Participation ** -/- ...............................   DEM            4,566,000      2,429,287         0.6
                                                                                        ------------
Total Sovereign Debt (cost $16,899,775) ..................                                30,520,010
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $385,996,874) .......                               392,438,268        93.3
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $567,036) .............................................   USD           31,502,000        229,839         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (6.6%)
  United States (6.6%)
    Ford Motor Credit Corp., effective yield 5.50%, due
     11/19/97{./} ........................................   USD           19,000,000     18,947,940         4.5
    General Electric Capital Corp., effective yield 5.50%,
     due 11/19/97{./ } ...................................   USD            9,000,000      8,975,340         2.1
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,923,280) ...                                27,923,280
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $27,923,280) ..........                              $ 27,923,280         6.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $7,860,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $10,311,818, including accrued interest).
   (cost $10,107,564)  ...................................                              $ 10,107,564         2.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $424,594,754)  * .................                               430,698,951       102.4
Other Assets and Liabilities .............................                               (10,075,156)       (2.4)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $420,623,795       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $425,319,173 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,044,316
                 Unrealized depreciation:           (15,664,538)
                                                  -------------
                 Net unrealized appreciation:     $   5,379,778
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Australian Dollars......................     3,022,847      1.37155   11/6/97    $(112,283)
British Pounds..........................    16,534,161      0.62123    2/5/98      485,452
British Pounds..........................    11,608,739      0.60397    2/5/98       18,839
Danish Kroner...........................     7,886,019      6.86340    2/5/98      382,449
Deutsche Marks..........................    25,918,384      1.77087    2/5/98      818,384
Deutsche Marks..........................    24,380,246      1.81000    2/5/98    1,280,246
Deutsche Marks..........................    11,573,533      1.74950    2/5/98      228,533
Deutsche Marks..........................     5,831,060      1.70250    2/5/98      (42,655)
Deutsche Marks..........................     4,932,669      1.82070    2/5/98      286,489
Deutsche Marks..........................     3,702,605      1.77285    2/5/98      120,916
Italian Liras...........................     6,451,334  1,697.68000    2/5/98        1,355
Italian Liras...........................     3,240,396  1,766.50000    2/5/98      126,895
Netherland Guilders.....................     6,358,320      1.97453    2/5/98      144,185
Spanish Pasetas.........................     8,955,096    148.86800    2/5/98      222,526
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $136,434,078)........................   140,395,409                           3,961,331
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 33.38%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................     7,838,313      1.44611   11/6/97     (127,976)
Australian Dollars......................     4,674,868      1.36032   11/6/97      213,680
British Pounds..........................    11,858,437      0.61312   11/6/97     (327,267)
British Pounds..........................     4,864,140      0.63386   11/6/97     (289,013)
British Pounds..........................    11,724,826      0.62274    2/5/98     (371,820)
Canadian Dollars........................     1,774,056      1.38250   11/6/97       34,262
Danish Kroner...........................     7,847,141      6.95000   11/6/97     (437,069)
Deutsche Marks..........................    44,512,909      1.71600    2/5/98      (27,133)
Deutsche Marks..........................    16,981,429      1.72000    2/5/98      (49,819)
Deutsche Marks..........................    15,337,714      1.71800    2/5/98      (27,194)
Deutsche Marks..........................     3,280,903      1.71600    2/5/98       (2,000)
Italian Lira............................     9,691,730  1,696.15000    2/5/98        6,705
Netherland Guilders.....................     6,321,484      2.05140   11/6/97     (340,203)
New Zealand Dollars.....................    12,132,719      1.57878   11/6/97      212,247
South African Rand......................     7,285,042      5.04500   1/30/98     (160,681)
Spanish Pesetas.........................     8,939,623    154.70000   11/6/97     (536,262)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $172,835,791).................   175,065,334                          (2,229,543)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 41.62%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $1,731,788
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MATURITY     NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
U.S. 10-Year Bond Future (face
 $8,849,548)............................    12/19/97      80         USD      $8,902,400

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                               GT GLOBAL
                                                                                  ------------------------------------
                                                                                                  HIGH
                                                                                                 INCOME
                                                                                  GOVERNMENT      FUND-     STRATEGIC
                                                                                    INCOME     CONSOLIDATED   INCOME
                                                                                     FUND       (NOTE 1)       FUND
                                                                                  -----------  -----------  ----------
Assets:
  Investments in securities, at value (cost $290,266,878; $343,761,865; and
   $424,594,754, respectively) (Note 1).........................................  $290,274,619 3$48,124,783 $430,698,951
  U.S. currency.................................................................           63     598,195      906,033
  Foreign Currencies (Cost $562,392; $2,793,297; and $740,247, respectively)....      572,795   2,785,516      734,313
  Interest receivable...........................................................    5,620,712   6,748,730    7,672,126
  Receivable for Fund shares sold...............................................    1,790,045     757,060      523,422
  Receivable for open forward foreign currency contracts (Note 1)...............    3,976,639          --    1,731,788
  Receivable for securities sold................................................   12,795,967  21,411,490   16,967,090
  Miscellaneous receivable......................................................           --      17,246      105,000
                                                                                  -----------  -----------  ----------
    Total assets................................................................  315,030,840  380,443,020  459,338,723
                                                                                  -----------  -----------  ----------
Liabilities:
  Payable for custodian fees (Note 1)...........................................       13,985      19,132       31,825
  Payable for Directors' and Trustees' fees and expenses (Note 2)...............        7,943      10,881        5,472
  Payable for forward foreign currency contracts -- closed (Note 1).............    6,013,174          --    3,799,153
  Payable for fund accounting fees (Note 2).....................................        6,285       9,778        9,847
  Payable for Fund shares repurchased (Note 2)..................................   13,090,101   3,038,650    1,446,639
  Payable for investment management and administration fees (Note 2)............      177,596     341,976      278,408
  Payable for loan outstanding (Note 1).........................................    4,451,000          --           --
  Payable for open forward foreign currency contracts (Note 1)..................           --     877,240           --
  Payable for printing and postage expenses.....................................      109,344      79,859       85,448
  Payable for professional fees.................................................       37,427      52,845       28,107
  Payable for registration and filing fees......................................       16,015       5,502       14,782
  Payable for securities purchased..............................................    8,707,277   9,848,640   32,628,138
  Payable for service and distribution expenses (Note 2)........................      160,788     285,897      310,485
  Payable for transfer agent fees (Note 2)......................................      121,280      60,286       63,713
  Payable for variation margin..................................................           --          --        5,000
  Payable for written options, at value.........................................          406          --           --
  Other accrued expenses........................................................        8,741      19,823        7,911
                                                                                  -----------  -----------  ----------
    Total liabilities...........................................................   32,921,362  14,650,509   38,714,928
    Minority interest (Notes 1 & 2).............................................           --         100           --
                                                                                  -----------  -----------  ----------
Net assets......................................................................  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class A:
Net asset value and offering price per share ($154,272,250 DIVIDED BY
 17,888,878; $133,972,818 DIVIDED BY 8,609,881; and $138,714,970 DIVIDED BY
 11,557,042 shares outstanding, respectively)...................................  $      8.62   $   15.56   $    12.00
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Maximum offering price per share (100/95.25 of $8.62; 100/95.25 of $15.56; and
 100/95.25 of $12.00, respectively) *...........................................  $      9.05   $   16.34   $    12.60
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class B:+
Net asset value and offering price per share ($127,721,696 DIVIDED BY
 14,819,308; $228,100,869 DIVIDED BY 14,675,701; and $281,375,602 DIVIDED BY
 23,423,332 shares outstanding, respectively)...................................  $      8.62   $   15.54   $    12.01
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($115,532 DIVIDED BY 13,411; $3,718,724 DIVIDED BY 239,667; and $533,223
 DIVIDED BY 44,355 shares outstanding, respectively)............................  $      8.61   $   15.52   $    12.02
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Net assets consist of:
  Paid in capital (Note 4)......................................................  $424,806,101 2$94,116,233 $485,352,425
  Undistributed net investment income/(distribution in excess of income)........           --     303,600   (3,351,006)
  Accumulated net realized gain (loss) on investments...........................  (146,657,834) 67,929,136  (69,137,537)
  Net unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies............................................    3,909,203    (919,476)   1,745,551
  Net unrealized appreciation of investments....................................       52,008   4,362,918    6,014,362
                                                                                  -----------  -----------  ----------
Total -- representing net assets applicable to capital shares outstanding.......  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                                    -------------------------------------
                                                                                    HIGH
                                                                                   INCOME
                                                                    GOVERNMENT      FUND-      STRATEGIC
                                                                      INCOME     CONSOLIDATED   INCOME
                                                                       FUND       (NOTE 1)       FUND
                                                                    -----------  -----------  -----------
Investment income:
  Interest income.................................................  $24,435,113  $40,562,334  $36,075,707
  Other income....................................................       51,190           --       26,003
                                                                    -----------  -----------  -----------
    Total investment income.......................................   24,486,303   40,562,334   36,101,710
                                                                    -----------  -----------  -----------
Expenses:
  Investment management and administration fees (Note 2)..........    2,403,043    4,107,638    3,474,804
  Amortization of organization costs (Note 1).....................           --       34,678           --
  Custodian Fees (Note 1).........................................      203,911      182,500      256,523
  Directors' and Trustees' fees and expenses (Note 2).............       14,600       19,345       13,962
  Fund accounting fees (Note 2)...................................       85,149      116,607      123,309
  Printing and postage expenses...................................      131,035       88,337      144,457
  Professional fees...............................................       79,570      119,674       81,841
  Registration and filing fees (Note 1)...........................       52,925       68,590       44,726
  Service and distribution expenses: (Note 2)
    Class A.......................................................      672,237      605,133      560,886
    Class B.......................................................    1,392,802    2,653,190    3,185,408
  Transfer agent fees (Note 2)....................................      734,235      676,490      831,440
  Other expenses (Note 1).........................................      132,382      187,152      264,542
                                                                    -----------  -----------  -----------
    Total expenses before reductions..............................    5,901,889    8,859,334    8,981,898
                                                                    -----------  -----------  -----------
    Expense reductions (Note 1)...................................     (543,589)    (234,784)    (460,682)
                                                                    -----------  -----------  -----------
  Total net expenses..............................................    5,358,300    8,624,550    8,521,216
                                                                    -----------  -----------  -----------
Net investment income.............................................   19,128,003   31,937,784   27,580,494
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized gain (loss) on investments.........................   (6,424,453)  65,778,885   35,321,536
  Net realized gain on foreign currency transactions..............    6,670,567    3,923,861    4,176,477
                                                                    -----------  -----------  -----------
    Net realized gain during the year.............................      246,114   69,702,746   39,498,013
                                                                    -----------  -----------  -----------
  Net change in unrealized appreciation(depreciation) on
   translation of assets and liabilities in foreign currencies....    5,553,094   (1,099,793)   2,627,595
  Net change in unrealized appreciation of investments............  (11,452,067) (36,470,606) (26,190,807)
                                                                    -----------  -----------  -----------
    Net unrealized depreciation during the year...................   (5,898,973) (37,570,399) (23,563,212)
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................   (5,652,859)  32,132,347   15,934,801
                                                                    -----------  -----------  -----------
Net increase in net assets resulting from operations..............  $13,475,144  $64,070,131  $43,515,295
                                                                    -----------  -----------  -----------
                                                                    -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           GT GLOBAL
                                          ----------------------------------------------------------------------------
                                                                          HIGH INCOME
                                           GOVERNMENT INCOME FUND      FUND-CONSOLIDATED       STRATEGIC INCOME FUND
                                          ------------------------  ------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1997         1996         1997         1996         1997         1996
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $19,128,003  $31,802,934  $31,937,784  $37,117,017  $27,580,494  $40,286,756
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      246,114   (1,896,895)  69,702,746   62,517,472   39,498,013   36,675,981
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................    5,553,094    2,319,205   (1,099,793)     174,082    2,627,595    1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........  (11,452,067)  (1,121,083) (36,470,606)  31,730,913  (26,190,807)  27,794,834
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   13,475,144   31,104,161   64,070,131  131,539,484   43,515,295  106,671,305
                                          -----------  -----------  -----------  -----------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............   (6,827,721) (15,504,590) (12,555,399) (13,418,057) (10,228,265) (12,520,881)
  From net realized gain on
   investments..........................           --   (8,183,323)  (2,751,509)  (1,230,117)          --           --
  In excess of net investment income....   (4,449,488)          --           --           --     (775,601)  (1,097,884)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............   (4,503,257)  (9,165,193) (17,789,317) (18,753,394) (18,434,103) (22,200,673)
  From net realized gain on
   investments..........................           --   (5,303,358)  (3,911,565)  (1,719,241)          --           --
  In excess of net investment income....   (2,934,682)          --           --           --   (1,397,843)  (1,946,649)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............       (4,070)      (7,915)  (1,289,469)    (505,715)     (43,148)     (46,547)
  From net realized gain on
   investments..........................           --       (2,893)    (264,339)     (46,362)          --           --
  In excess of net investment income....       (2,653)          --           --           --       (3,272)      (4,081)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.................  (18,721,871) (38,167,272) (38,561,598) (35,672,886) (30,882,232) (37,816,715)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  667,541,828  386,482,407  561,523,639  583,133,415  335,031,026  335,665,174
  Decrease from capital shares
   repurchased..........................  (787,794,141) (592,826,606) (665,858,246) (592,743,855) (445,823,540) (432,196,117)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net decrease from capital share
     transactions.......................  (120,252,313) (206,344,199) (104,334,607)  (9,610,440) (110,792,514) (96,530,943)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in net
 assets.................................  (125,499,040) (213,407,310) (78,826,074)  86,256,158 (98,159,451) (27,676,353)
Net assets:
  Beginning of year.....................  407,608,518  621,015,828  444,618,485  358,362,327  518,783,246  546,459,599
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year  *........................  $282,109,478 $407,608,518 $365,792,411 $444,618,485 $420,623,795 $518,783,246
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------
 * Includes undistributed (distributions
   in excess of) net investment income..  $        --  $   364,918  $   303,600  $        --  $(3,351,006) $        --
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F18

                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................      (0.13)       0.03        0.15       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.39        0.60        0.77       (0.87)       2.08
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.55)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.81   $    8.63   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 154,272   $ 240,945   $ 385,404   $ 502,094   $ 708,301
Ratio of net investment income to
 average net assets.....................       6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............       1.51%       1.39%       1.38%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.80   $    8.64   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.46        0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................      (0.12)       0.04        0.14       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.34        0.55        0.69       (0.93)       2.01
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.28)      (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.18)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.54)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.46)      (0.61)      (0.53)      (1.50)      (0.77)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.80   $    8.64   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.00%       6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,722   $ 166,577   $ 235,481   $ 262,405   $ 182,972
Ratio of net investment income to
 average net assets.....................       5.39%       5.87%       6.33%       6.22%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.99%       1.99%       2.00%       1.98%        2.0%
  Without expense reductions............       2.16%       2.04%       2.03%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            1997 (D)      1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $    8.73     $    8.80      $    8.98
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.55          0.60           0.26
  Net realized and unrealized gain
   (loss) on investments................       (0.13)         0.03          (0.19)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        0.42          0.63           0.07
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.33)        (0.60)         (0.25)
  From net realized gain on
   investments..........................          --         (0.10)            --
  In excess of net investment income....       (0.21)           --             --
  In excess of net realized gain on
   investments..........................          --            --             --
  Return of capital.....................          --            --             --
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.54)        (0.70)         (0.25)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $    8.61     $    8.73      $    8.80
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        5.15 %        7.49 %         0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     116     $      86      $     131
Ratio of net investment income to
 average net assets.....................        6.39 %        6.87 %         7.33%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        0.99 %        0.99 %         1.00%(a)
  Without expense reductions............        1.16 %        1.04 %         1.03%(a)
Portfolio turnover rate++...............         241 %         268 %          385%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F21

                           GT GLOBAL HIGH INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.85   $   11.70   $   12.56   $   14.92   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.12        4.36        0.26       (0.93)       4.70
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................      (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.56   $   14.85   $   11.70   $   12.56   $   14.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,973   $ 178,318   $ 142,002   $ 167,974   $ 143,171
Ratio of net investment income to
 average net assets.....................       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F22

                           GT GLOBAL HIGH INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.83   $   11.69   $   12.56   $   14.90   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.85)       3.90
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.02        4.26        0.18       (0.99)       4.60
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................      (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.54   $   14.83   $   11.69   $   12.56   $   14.90
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 228,101   $ 251,002   $ 214,897   $ 232,423   $ 127,035
Ratio of net investment income to
 average net assets.....................       6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............       2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F23

                           GT GLOBAL HIGH INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                      ADVISOR CLASS+
                                          --------------------------------------
                                                                    JUNE 1, 1995
                                          YEAR ENDED   YEAR ENDED        TO
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           1997 (D)     1996 (D)        1995
                                          -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.83    $   11.71    $   11.44
                                          -----------  -----------  ------------
Income from investment operations:
  Net investment income.................        1.22         1.34         0.57
  Net realized and unrealized gain
   (loss) on investments................        0.93         3.05         0.17
                                          -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............        2.15         4.39         0.74
                                          -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............       (1.23)       (1.16)       (0.44)
  From net realized gain on
   investments..........................       (0.23)       (0.11)          --
  In excess of net realized gain on
   investments..........................          --           --           --
  Return of capital.....................          --           --        (0.03)
  From sources other than net investment
   income...............................          --           --           --
                                          -----------  -----------  ------------
    Total distributions.................       (1.46)       (1.27)       (0.47)
                                          -----------  -----------  ------------
Net asset value, end of period..........   $   15.52    $   14.83    $   11.71
                                          -----------  -----------  ------------
                                          -----------  -----------  ------------

Total investment return (c).............       14.72%       39.38%        6.54 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   3,719    $  15,298    $   1,463
Ratio of net investment income to
 average net assets.....................        7.74%        9.87%       12.20 %(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.18%        1.34%        1.40 %(a)
  Without expense reductions............        1.23%        1.34%        1.40 %
Ratio of interest expense to average net
 assets.................................         N/A         0.04%         N/A
Portfolio turnover rate++...............         214%         290%         213 %(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F24

                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.76   $   10.32   $   10.88   $   13.61   $   11.25
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.74        0.89        0.97        0.79        0.96
  Net realized and unrealized gain
   (loss) on investments................       0.34        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.08        2.33        0.28       (1.35)       3.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.78)      (0.82)      (0.80)      (0.79)      (0.96)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.06)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.84)      (0.89)      (0.84)      (1.38)      (1.45)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.00   $   11.76   $   10.32   $   10.88   $   13.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       9.40%      23.00%       3.06%     (10.44)%      37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 138,715   $ 185,126   $ 188,165   $ 275,241   $ 287,870
Ratio of net investment income to
 average net assets.....................       6.18%       8.09%       9.64%       6.74%        7.2%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.35%       1.38%       1.42%       1.40%        1.7%
  Without expense reductions............       1.44%       1.40%       1.45%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F25

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.77   $   10.33   $   10.88   $   13.60   $   11.24
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.67        0.82        0.91        0.73        0.89
  Net realized and unrealized gain
   (loss) on investments................       0.33        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.00        2.26        0.22       (1.41)       3.74
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.71)      (0.75)      (0.73)      (0.72)      (0.89)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.05)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.76)      (0.82)      (0.77)      (1.31)      (1.38)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.01   $   11.77   $   10.33   $   10.88   $   13.60
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.70%      22.15%       2.48%     (11.02)%      36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 281,376   $ 333,178   $ 357,852   $ 458,550   $ 310,431
Ratio of net investment income to
 average net assets.....................       5.53%       7.44%       8.99%       6.09%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.00%       2.03%       2.07%       2.05%        2.4%
  Without expense reductions............       2.09%       2.05%       2.10%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F26

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                              1997        1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.77     $   10.33      $   10.32
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.79          0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.34          1.44          (0.04)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        1.13          2.37           0.37
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.82)        (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --             --
  In excess of net investment income....       (0.06)        (0.07)            --
  Return of capital.....................          --            --          (0.02)
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.88)        (0.93)         (0.36)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   12.02     $   11.77      $   10.33
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        9.86 %       23.39 %         3.72%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     533     $     479      $     443
Ratio of net investment income to
 average net assets.....................        6.53 %        8.44 %         9.99%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.00 %        1.03 %         1.07%(a)
  Without expense reductions............        1.09 %        1.05 %         1.10%(a)
Ratio of interest expenses to average
 net assets.............................         N/A           N/A            N/A
Portfolio turnover rate++...............         149 %         177 %          238%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, GT Global Strategic Income Fund ("Funds") are non-diversified separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1997, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality, and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      F28

                             GT GLOBAL INCOME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

                                      F29

                             GT GLOBAL INCOME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $ 29,895,986      $  31,386,675      $543,589
Global High Income Portfolio............   $ 25,907,465      $  32,857,776      $234,784
GT Global Strategic Income Fund.........   $ 37,623,556      $  43,190,488      $460,682

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses were amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

                                      F30

                             GT GLOBAL INCOME FUNDS

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with BankBoston. GT Global Income Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Government Income Fund had $4,451,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $7,107,892, $11,820,513 and $10,277,220 respectively, with a weighted average interest rate of 6.33%, 6.47% and 6.38%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the year ended October 31, 1997 was $103,696, $165,711 and $230,880, respectively, included in "Other Expenses" on the Statement of Operations.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $10,240 for the GT Global Government Income Fund, $65,982 for the Global High Income Fund, and $29,451 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,273 for the GT Global Government Income Fund, $18,156 for the Global High Income Fund, and $0 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $1,118,343 for the GT Global Government Income Fund, $1,598,989 for the Global High Income Fund, and $1,750,253 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F31

                             GT GLOBAL INCOME FUNDS

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each GT Global Government Income Fund's and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                        PURCHASE AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $133,075,601     $576,675,060
Global High Income Portfolio....................................................   $ 27,699,458     $829,268,070
GT Global Strategic Income Fund.................................................   $ 67,247,574     $607,924,472

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $118,888,065     $702,800,147
Global High Income Portfolio....................................................   $ 11,689,150     $933,111,597
GT Global Strategic Income Fund.................................................   $ 47,239,453     $728,047,126

                                      F32

                             GT GLOBAL INCOME FUNDS

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS
GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       48,767,558  $      419,503,866       19,126,586  $      164,293,090
Shares issued in connection with
  reinvestment of distributions.........          741,916           6,372,599        1,643,833          14,228,931
                                          ---------------  ------------------  ---------------  ------------------
                                               49,509,474         425,876,465       20,770,419         178,522,021
Shares repurchased......................      (59,180,268)       (509,133,563)     (36,969,597)       (318,856,283)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (9,670,794) $      (83,257,098)     (16,199,178) $     (140,334,262)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       27,713,479  $      237,734,254       23,047,364  $      198,774,141
Shares issued in connection with
  reinvestment of distributions.........          452,575           3,886,536          956,866           8,282,950
                                          ---------------  ------------------  ---------------  ------------------
                                               28,166,054         241,620,790       24,004,230         207,057,091
Shares repurchased......................      (32,406,087)       (278,645,805)     (31,688,935)       (273,022,079)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,240,033) $      (37,025,015)      (7,684,705) $      (65,964,988)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            4,551  $           38,769          105,543             892,487
Shares issued in connection with
  reinvestment of distributions.........              680               5,804            1,345              10,808
                                          ---------------  ------------------  ---------------  ------------------
                                                    5,231              44,573          106,888             903,295
Shares repurchased......................           (1,717)            (14,773)        (111,905)           (948,244)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,514  $           29,800           (5,017) $          (44,949)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F33

                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       17,142,418  $      272,139,950       25,694,335  $      346,426,450
Shares issued in connection with
  reinvestment of distributions.........          574,707           9,164,383          607,445           8,023,249
                                          ---------------  ------------------  ---------------  ------------------
                                               17,717,125         281,304,333       26,301,780         354,449,699
Shares repurchased......................      (21,118,898)       (335,756,037)     (26,422,858)       (355,715,247)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,401,773) $      (54,451,704)        (121,078) $       (1,265,548)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       13,848,218  $      221,702,040       14,568,804  $      194,636,619
Shares issued in connection with
  reinvestment of distributions.........          721,148          11,494,889          765,798          10,086,445
                                          ---------------  ------------------  ---------------  ------------------
                                               14,569,366         233,196,929       15,334,602         204,723,064
Shares repurchased......................      (16,813,796)       (270,094,630)     (16,793,522)       (225,719,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,244,430) $      (36,897,701)      (1,458,920) $      (20,996,351)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        2,868,282  $       45,874,009        1,706,101  $       23,413,749
Shares issued in connection with
  reinvestment of distributions.........           72,440           1,148,368           40,101             546,903
                                          ---------------  ------------------  ---------------  ------------------
                                                2,940,722          47,022,377        1,746,202          23,960,652
Shares repurchased......................       (3,732,584)        (60,007,579)        (839,670)        (11,309,193)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (791,862) $      (12,985,202)         906,532  $       12,651,459
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,750,221  $      167,009,888       15,025,486  $      168,473,834
Shares issued in connection with
  reinvestment of distributions.........          615,860           7,488,021          829,046           9,085,802
                                          ---------------  ------------------  ---------------  ------------------
                                               14,366,081         174,497,909       15,854,532         177,559,636
Shares repurchased......................      (18,557,237)       (225,311,673)     (18,331,797)       (204,237,090)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,191,156) $      (50,813,764)      (2,477,265) $      (26,677,454)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       11,499,580  $      140,731,511       12,778,909  $      141,835,937
Shares issued in connection with
  reinvestment of distributions.........          896,610          10,918,610        1,206,362          13,216,165
                                          ---------------  ------------------  ---------------  ------------------
                                               12,396,190         151,650,121       13,985,271         155,052,102
Shares repurchased......................      (17,287,235)       (211,600,543)     (20,318,197)       (224,904,917)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,891,045) $      (59,950,422)      (6,332,926) $      (69,852,815)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................          712,165  $        8,839,212          278,551  $        3,010,280
Shares issued in connection with
  reinvestment of distributions.........            3,581              43,784            3,931              43,156
                                          ---------------  ------------------  ---------------  ------------------
                                                  715,746           8,882,996          282,482           3,053,436
Shares repurchased......................         (712,116)         (8,911,324)        (284,638)         (3,054,110)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,630  $          (28,328)          (2,156) $             (674)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F34

                             GT GLOBAL INCOME FUNDS

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's and the GT Global Strategic Income Fund's written options contract activity for the year ended October 31, 1997 was as follows:

                      COVERED CALL AND PUT OPTION WRITTEN

                                                                                                           UNDERLYING
                                                                                                             NOMINAL
GT GLOBAL GOVERNMENT INCOME FUND                                                                          AMOUNT IN USD   PREMIUMS
--------------------------------------------------------------------------------------------------------  -------------  ----------
Options outstanding at October 31, 1996.................................................................  $          --  $       --
Options written.........................................................................................    213,530,000   1,091,938
Options cancelled in closing purchase transactions......................................................    (14,700,000)    (93,163)
Options expired prior to exercise.......................................................................   (193,990,000)   (954,102)
Options exercised.......................................................................................             --          --
                                                                                                          -------------  ----------
Options outstanding at October 31, 1997.................................................................  $   4,840,000  $   44,673
                                                                                                          -------------  ----------
                                                                                                          -------------  ----------

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL STRATEGIC INCOME FUND                                                                               USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................    5,208,000    301,543
Options cancelled in closing purchase transactions......................................................           --         --
Options expired prior to exercise.......................................................................           --         --
Options exercised.......................................................................................   (5,208,000)  (301,543)
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $        --  $      --
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                                                                                          CAPITAL GAIN
FUND                                                                                                        DIVIDEND
--------------------------------------------------------------------------------------------------------  ------------
GT Global Government Income Fund........................................................................            --
GT Global High Income Fund..............................................................................   $ 6,927,413
GT Global Strategic Income Fund.........................................................................            --

                                      F35

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            AIM GLOBAL INCOME FUNDS


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



[LOGO]NO DEALER, SALES REPRESENTATIVE OR  OTHER PERSON HAS BEEN AUTHORIZED  TO
  GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GOVERNMENT INCOME FUND, AIM STRATEGIC INCOME FUND, AIM GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      INCSX703MC

                              AIM GLOBAL GROWTH &
                           INCOME FUND: ADVISOR CLASS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Global Growth & Income Fund ("Fund"). The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     35
Financial Statements.....................................................................................................     37


                                     [LOGO]

                   Statement of Additional Information Page 1

                        AIM GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the

                   Statement of Additional Information Page 2

                        AIM GLOBAL GROWTH & INCOME FUND
depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


Money market instruments in which the Fund may invest include, U.S. securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Service, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase

                   Statement of Additional Information Page 3

                        AIM GLOBAL GROWTH & INCOME FUND
agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                        AIM GLOBAL GROWTH & INCOME FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

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                        AIM GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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                        AIM GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price any any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

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                        AIM GLOBAL GROWTH & INCOME FUND

Options may be either listed on an exchange or traded in over-the-counter ("OTC") Markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

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                        AIM GLOBAL GROWTH & INCOME FUND
security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased

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                        AIM GLOBAL GROWTH & INCOME FUND
to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures.

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                        AIM GLOBAL GROWTH & INCOME FUND
Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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                        AIM GLOBAL GROWTH & INCOME FUND

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-


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                        AIM GLOBAL GROWTH & INCOME FUND

adviser in accordance with procedures approved by the Company's Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The
Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers

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                        AIM GLOBAL GROWTH & INCOME FUND
with  respect to  such matters as  restrictions on  market manipulation, insider
trading  rules,  shareholder  proxy   requirements  and  timely  disclosure   of
information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U. S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates and the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms

                  Statement of Additional Information Page 15

                        AIM GLOBAL GROWTH & INCOME FUND
will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund may invest in Hong Kong, which reverted to Chinese
Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal

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                        AIM GLOBAL GROWTH & INCOME FUND
and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Statement of Additional Information Page 17

                        AIM GLOBAL GROWTH & INCOME FUND

                             INVESTMENT LIMITATIONS

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The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares. The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

                  Statement of Additional Information Page 18

                        AIM GLOBAL GROWTH & INCOME FUND


        (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;


        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject  to  policies  established  by the  Company's  Board  of  Directors, the
Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

                  Statement of Additional Information Page 19

                        AIM GLOBAL GROWTH & INCOME FUND

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended October 31, 1997, 1996, and 1995, the Fund paid aggregate brokerage commissions of $463,307, $257,953 and $318,958, respectively. For the fiscal years ended October 31, 1996 and 1997, the Fund paid to LGT Bank in Liechtenstein, AG, an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65% respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1997 and 1996, the Fund's portfolio turnover rates were 50% and 39%, respectively.

                  Statement of Additional Information Page 20

                        AIM GLOBAL GROWTH & INCOME FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Director, Chairman of the Board and      since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 21

                        AIM GLOBAL GROWTH & INCOME FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M
                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                      Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                         Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada
                                         Inc.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                         G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and
                                         Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant             Assistant Treasurer, Fund Management Company.
Treasurer


--------------

*  Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 22

                        AIM GLOBAL GROWTH & INCOME FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and Officers of the Company is also a Director or Trustee, and Officer of AIM Investment Portfolios, AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series and a Trustee of AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee, and Officer serves in total as a Director, Trustee, and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or other affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their service as Directors. For the fiscal year ended October 31, 1997 Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 23

                        AIM GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM  serves  as  the  Fund's  investment  manager  and  administrator  under  an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Trustees, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund, the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Fund to the Sub-adviser during the Fund's last three fiscal years:


YEAR ENDED OCTOBER 31,                                                                                      AMOUNT PAID
---------------------------------------------------------------------------------------------------------  -------------
1997.....................................................................................................  $   6,900,695
1996.....................................................................................................  $   6,282,438
1995.....................................................................................................  $   6,301,399


DISTRIBUTION SERVICES

The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-adviser of $183,323, $162,035 and $40,735, respectively.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 24

                        AIM GLOBAL GROWTH & INCOME FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the

                  Statement of Additional Information Page 25

                        AIM GLOBAL GROWTH & INCOME FUND
NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.



The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

                  Statement of Additional Information Page 26

                        AIM GLOBAL GROWTH & INCOME FUND

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of the Fund may be exchanged for Advisor Class shares of the corresponding class of other Funds based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 27

                        AIM GLOBAL GROWTH & INCOME FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources

                  Statement of Additional Information Page 28

                        AIM GLOBAL GROWTH & INCOME FUND
within, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gains from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-Market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of

                  Statement of Additional Information Page 29

                        AIM GLOBAL GROWTH & INCOME FUND
preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Growth & Income Fund.


                  Statement of Additional Information Page 30

                        AIM GLOBAL GROWTH & INCOME FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Advisor Class shares of the Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 5.50% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Advisor Class shares of the Fund, stated as average annualized total returns, for the periods shown, were:


                                                                                              GROWTH AND        GROWTH AND
                                                                                              INCOME FUND       INCOME FUND
PERIOD                                                                                         (CLASS A)      (ADVISOR CLASS)
------------------------------------------------------------------------------------------  ---------------  -----------------
Fiscal year ended Oct. 31, 1997...........................................................         12.46%            19.23%
Oct. 31, 1992 through Oct. 31, 1997.......................................................         12.49%              n/a
June 1, 1995 (commencement of operations) through Oct. 31, 1997...........................           n/a             16.63%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997.........................         11.82%              n/a


NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                              GROWTH AND        GROWTH AND
                                                                                              INCOME FUND       INCOME FUND
PERIOD                                                                                         (CLASS A)      (ADVISOR CLASS)
------------------------------------------------------------------------------------------  ---------------  -----------------
June 1, 1995 (commencement of operations) through Oct. 31, 1997...........................           n/a             45.09%
Sept. 25, 1990 (commencement of operations) through Oct. 31, 1997.........................        133.95%              n/a

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  Statement of Additional Information Page 31

                        AIM GLOBAL GROWTH & INCOME FUND

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and Fitch.

       (18) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  Statement of Additional Information Page 32

                        AIM GLOBAL GROWTH & INCOME FUND

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.
P. Morgan, Morgan Stanley, Smith Barney, Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

                  Statement of Additional Information Page 33

                        AIM GLOBAL GROWTH & INCOME FUND


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.


The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including, the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 34

                        AIM GLOBAL GROWTH & INCOME FUND

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the AIM/GT Funds' investment objectives will be achieved.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Statement of Additional Information Page 35

                        AIM GLOBAL GROWTH & INCOME FUND

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  Statement of Additional Information Page 36

                        AIM GLOBAL GROWTH & INCOME FUND

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations, This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1,2 and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Sub-adviser to be of comparable quality.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1997 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (28.4%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 20,102,411         2.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     19,951,696         2.6
    INSURANCE - MULTI-LINE
  CS Holding AG - Registered .............................   SWTZ             108,300     15,258,696         2.0
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     14,809,312         2.0
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400     14,141,175         1.9
    BANKS-REGIONAL
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     13,531,589         1.8
    BANKS-MONEY CENTER
  ABN AMRO Holding N.V. ..................................   NETH             667,296     13,442,181         1.8
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     11,096,009         1.5
    OTHER FINANCIAL
  Deutsche Bank AG .......................................   GER              134,150      8,774,787         1.2
    BANKS-MONEY CENTER
  American General Corp. .................................   US               170,000      8,670,000         1.1
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,339,229         1.1
    BANKS-REGIONAL
  General Accident PLC ...................................   UK               400,000      6,806,441         0.9
    INSURANCE - PROPERTY-CASUALTY
  National Westminster Bank PLC ..........................   UK               471,800      6,781,828         0.9
    BANKS-MONEY CENTER
  Fortis Amev N.V. .......................................   NETH             164,542      6,468,086         0.9
    OTHER FINANCIAL
  Lloyds TSB Group PLC ...................................   UK               513,428      6,415,697         0.8
    BANKS-REGIONAL
  Commonwealth Bank of Australia .........................   AUSL             546,000      6,275,641         0.8
    BANKS-SUPER REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         0.8
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      6,038,244          --
    Strip VVPR-/- ........................................   --                 1,342            567          --
  Kredietbank N.V. .......................................   BEL               12,980      5,446,409         0.7
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      5,093,962         0.7
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      4,272,457         0.6
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      3,139,257         0.4
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,500,000      2,688,928         0.4
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             880,000      2,276,555         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,830,000      2,188,401         0.3
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  National Australia Bank Ltd. ...........................   AUSL             125,000   $  1,709,139         0.2
    BANKS-REGIONAL
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         14,230          --
    REAL ESTATE
                                                                                        ------------
                                                                                         213,732,927
                                                                                        ------------
Energy (14.2%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     19,674,378         2.6
    OIL
  Elektrowatt "B" AG .....................................   SWTZ              49,068     18,821,083         2.5
    ELECTRICAL & GAS UTILITIES
  Exxon Corp. ............................................   US               182,600     11,218,488         1.5
    OIL
  Mobil Corp. ............................................   US               127,600      9,290,875         1.2
    OIL
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      7,953,685         1.1
    OIL
  Electrabel S.A. ........................................   BEL               34,760      7,801,667         1.0
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,498,283         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,839,128         0.8
    ELECTRICAL & GAS UTILITIES
  PG&E Corp. .............................................   US               220,000      5,623,750         0.7
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      4,935,325         0.7
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      4,805,337         0.6
    OIL
  Santos Ltd. ............................................   AUSL             907,472      4,172,138         0.6
    OIL
                                                                                        ------------
                                                                                         106,634,137
                                                                                        ------------
Consumer Non-Durables (7.8%)
  Avon Products, Inc. ....................................   US               182,000     11,921,000         1.6
    PERSONAL CARE/COSMETICS
  Universal Corp. ........................................   US               280,500     10,501,219         1.4
    TOBACCO
  Philip Morris Cos., Inc. ...............................   US               255,000     10,104,375         1.3
    TOBACCO
  Guinness PLC ...........................................   UK               871,500      7,791,169         1.0
    BEVERAGES - ALCOHOLIC
  Pernod Ricard ..........................................   FR               158,720      7,358,318         1.0
    BEVERAGES - ALCOHOLIC
  Cadbury Schweppes PLC ..................................   UK               670,000      6,742,704         0.9
    BEVERAGES - NON-ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      4,603,950         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          59,022,735
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Services (7.7%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.9
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200   $ 12,660,904          --
    ADR{\/} ..............................................   --                38,000      1,479,625          --
  McGraw-Hill, Inc. ......................................   US               162,000     10,590,750         1.4
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,100,000      6,776,098         0.9
    RETAILERS-OTHER
  PMP Communications Ltd. ................................   AUSL           2,656,500      5,509,086         0.7
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,890,000      5,180,668         0.7
    TRANSPORTATION - AIRLINES
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,309,602         0.6
    TELEPHONE NETWORKS
  Cognizant Corp. ........................................   US               109,800      4,302,788         0.6
    CONSUMER SERVICES
  Dun & Bradstreet Corp. .................................   US               109,800      3,136,163         0.4
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               381,600      3,088,259         0.4
    LEISURE & TOURISM
  ACNielsen Corp.-/- .....................................   US                36,600        837,218         0.1
    CONSUMER SERVICES
                                                                                        ------------
                                                                                          57,871,161
                                                                                        ------------
Materials/Basic Industry (4.7%)
  Akzo Nobel N.V. ........................................   NETH              58,950     10,389,900         1.4
    CHEMICALS
  BASF AG ................................................   GER              234,000      7,937,953         1.1
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL              117,540      7,083,515         0.9
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,861,375         0.9
    CHEMICALS
  Aberfoyle Ltd. .........................................   AUSL           1,160,000      2,324,077         0.3
    METALS - NON-FERROUS
  Solutia, Inc. ..........................................   US                32,100        710,213         0.1
    CHEMICALS
                                                                                        ------------
                                                                                          35,307,033
                                                                                        ------------
Health Care (4.4%)
  Bristol Myers Squibb Co. ...............................   US               277,400     24,341,850         3.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,072,369         1.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          33,414,219
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Capital Goods (2.7%)
  General Electric PLC ...................................   UK             1,473,000   $  9,406,990         1.2
    AEROSPACE/DEFENSE
  Lockheed Martin Corp. ..................................   US                69,545      6,611,122         0.9
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      4,354,279         0.6
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          20,372,391
                                                                                        ------------
Consumer Durables (1.4%)
  GKN PLC ................................................   UK               460,400     10,324,636         1.4
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.3%)
  VEBA AG ................................................   GER              170,200      9,484,616         1.3
    CONGLOMERATE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $338,444,171) .............                               546,163,855        72.6
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (20.6%)
  Australia (0.7%)
    Australian Government, 8.75% due 8/15/08 .............   AUD            5,774,000      4,934,994         0.7
  Canada (1.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      9,179,080         1.2
  Denmark (0.7%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,034,931         0.7
  Germany (3.8%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     14,318,817         1.9
      6.25% due 1/4/24 ...................................   DEM            4,300,000      2,508,188         0.3
    Treuhandanstalt:
      6.625% due 7/9/03 ..................................   DEM           12,060,000      7,473,074         1.0
      6.375% due 7/1/99 ..................................   DEM            7,000,000      4,192,288         0.6
  Italy (1.8%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      6% due 2/15/00 .....................................   ITL       18,365,000,000     10,984,835         1.5
      10.5% due 9/01/05 ..................................   ITL        2,725,000,000      2,039,827         0.3
  New Zealand (0.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,955,320         0.4
  Sweden (0.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           30,000,000      4,469,072         0.6
  United Kingdom (4.0%)
    United Kingdom Treasury:
      8% due 6/10/03 .....................................   GBP           14,000,000     24,942,355         3.3
      7.5% due 12/7/06 ...................................   GBP            3,116,000      5,556,353         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F5

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  United States (7.4%)
    United States Treasury Bonds:
      6% due 2/15/26 .....................................   USD           24,060,000   $ 23,404,459         3.1
      6.25% due 8/15/23 ..................................   USD            9,075,000      9,101,587         1.2
    United States Treasury Notes:
      7.5% due 2/15/05 ...................................   USD           15,460,000     16,928,096         2.2
      6.5% due 8/15/05 ...................................   USD            2,580,000      2,676,397         0.3
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            5,940,000      4,241,014         0.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $151,129,623) ...........................................                               154,940,687
                                                                                        ------------
Corporate Bonds (5.5%)
  Germany (2.5%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000      7,985,805         1.1
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      6,630,339         0.9
    Deutsche Bank AG, 9.00% due 12/31/02+/+ ..............   DEM            5,625,000      3,892,976         0.5
  United Kingdom (3.0%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      7,795,748         1.0
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      7,679,334         1.0
    MBNA Chester Asset Receivable #3, 6.6% due
     11/17/03+ ...........................................   GBP            4,500,000      7,568,182         1.0
                                                                                        ------------
Total Corporate Bonds (cost $33,669,644) .................                                41,552,384
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $184,799,267) .......                               196,493,071        26.1
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587         84,839          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                      COUNTRY        RIGHTS         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Infrastructure Trust of Australia Group Rights, expire
   12/1/97 (cost $0) .....................................   AUSL             943,333          6,632          --
                                                                                        ------------       -----
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

                                       F6

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $1,935,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $2,538,597, including accrued interest). (cost
   $2,485,384) ...........................................                              $  2,485,383         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $525,728,822)  * .................                               745,233,780        99.0
Other Assets and Liabilities .............................                                 7,244,043         1.0
                                                                                        ------------       -----

NET ASSETS ...............................................                              $752,477,823       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $527,143,379 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 232,777,964
                 Unrealized depreciation:           (14,687,563)
                                                  -------------
                 Net unrealized appreciation:     $ 218,090,401
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    5.2         0.7                       5.9
Belgium (BEL/BEF) ....................    4.7                                   4.7
Canada (CAN/CAD) .....................                1.2                       1.2
Denmark (DEN/DKK) ....................                0.7                       0.7
France (FR/FRF) ......................    1.9                                   1.9
Germany (GER/DEM) ....................    6.7         6.3                      13.0
Italy (ITLY/ITL) .....................                1.8                       1.8
Netherlands (NETH/NLG) ...............   10.8                                  10.8
New Zealand (NZ/NZD) .................    1.9         0.4                       2.3
Sweden (SWDN/SEK) ....................                0.6                       0.6
Switzerland (SWTZ/CHF) ...............    9.0                                   9.0
United Kingdom (UK/GBP) ..............   13.5         7.0                      20.5
United States & Other (US/USD) .......   18.9         7.4            1.3       27.6
                                        ------      -----            ---      -----
Total  ...............................   72.6        26.1            1.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $752,477,823.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                        UNREALIZED
                                             (U.S.       CONTRACT  DELIVERY  APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    (DEPRECIATION)
----------------------------------------  ------------   --------  --------  -------------
Deutsche Marks..........................    26,803,508    1.80000  11/21/97   $(1,136,841)
French Francs...........................     2,481,413    6.14000  11/21/97      (152,423)
French Francs...........................     1,238,580    5.72800  02/06/98           945
Netherland Guilders.....................    10,870,680    2.08800  11/14/97      (765,316)
Swiss Francs............................    12,639,800    1.44000  12/19/97      (417,578)
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $51,562,768)..................    54,033,981                         (2,471,213)
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 7.18%.
  Total Open Forward Foreign Currency
   Contracts............................                                      $(2,471,213)
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $525,728,822) (Note 1)...........................  $745,233,780
  U.S. currency.....................................................................  $   710
  Foreign currencies (cost $66,141).................................................   65,897        66,607
                                                                                      -------
  Receivable for Fund shares sold............................................................     6,808,910
  Interest and interest withholding tax reclaims receivable..................................     4,291,268
  Dividends and dividend withholding tax reclaims receivable.................................     1,596,979
                                                                                               ------------
    Total assets.............................................................................   757,997,544
                                                                                               ------------
Liabilities:
  Payable for open forward foreign currency contracts (Note 1)...............................     2,471,213
  Payable for Fund shares repurchased (Note 2)...............................................     1,507,330
  Payable for investment management and administration fees (Note 2).........................       631,265
  Payable for service and distribution expenses (Note 2).....................................       484,947
  Payable for printing and postage expenses..................................................       124,328
  Payable for forward foreign currency contracts -- closed (Note 1)..........................        97,836
  Payable for transfer agent fees (Note 2)...................................................        94,599
  Payable for custodian fees (Note 1)........................................................        37,200
  Payable for professional fees..............................................................        33,142
  Payable for fund accounting fees (Note 2)..................................................        16,751
  Payable for registration and filing fees...................................................         9,540
  Payable for Directors' fees and expenses (Note 2)..........................................         7,754
  Other accrued expenses.....................................................................         3,816
                                                                                               ------------
    Total liabilities........................................................................     5,519,721
                                                                                               ------------
Net assets...................................................................................  $752,477,823
                                                                                               ------------
                                                                                               ------------
Class A:
Net asset value and redemption price per share ($292,527,640 DIVIDED BY 35,620,970 shares
 outstanding)................................................................................  $       8.21
                                                                                               ------------
                                                                                               ------------
Maximum offering price per share (100/95.25 of $8.21) *......................................  $       8.62
                                                                                               ------------
                                                                                               ------------
Class B:+
Net asset value and offering price per share ($456,893,047 DIVIDED BY 55,651,933 shares
 outstanding)................................................................................  $       8.21
                                                                                               ------------
                                                                                               ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,057,136 DIVIDED
 BY 372,705 shares outstanding)..............................................................  $       8.20
                                                                                               ------------
                                                                                               ------------
Net assets consist of:
  Paid in capital (Note 4)...................................................................  $521,143,879
  Accumulated net realized gain on investments and foreign currency transactions.............    14,233,867
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies................................................................................    (2,404,881)
  Net unrealized appreciation of investments.................................................   219,504,958
                                                                                               ------------
Total -- representing net assets applicable to capital shares outstanding....................  $752,477,823
                                                                                               ------------
                                                                                               ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,854,546).........  $ 16,116,249
  Interest income (net of foreign withholding tax of $3,879).............    14,091,494
  Other income...........................................................        43,134
                                                                           ------------
    Total investment income..............................................    30,250,877
                                                                           ------------
Expenses:
  Investment management and administration fees (Note 2).................     6,900,695
  Service and distribution expenses: (Note 2)
    Class A.................................................  $   994,519
    Class B.................................................    4,233,024     5,227,543
                                                              -----------
  Transfer agent fees (Note 2)...........................................     1,258,598
  Custodian fees (Note 1)................................................       472,449
  Printing and postage expenses..........................................       230,825
  Fund accounting fees (Note 2)..........................................       183,323
  Registration and filing fees...........................................        70,955
  Audit fees.............................................................        54,630
  Legal fees.............................................................        25,414
  Directors' fees and expenses (Note 2)..................................        14,779
  Other expenses (Note 1)................................................        30,664
                                                                           ------------
    Total expenses before reductions.....................................    14,469,875
                                                                           ------------
      Expense reductions (Notes 1 & 5)...................................    (1,009,844)
                                                                           ------------
    Total net expenses...................................................    13,460,031
                                                                           ------------
Net investment income....................................................    16,790,846
                                                                           ------------
Net realized and unrealized gain on investments and foreign
  currencies: (Note 1)
  Net realized gain on investments..........................   11,255,273
  Net realized gain on foreign currency transactions........   12,750,255
                                                              -----------
    Net realized gain during the year....................................    24,005,528
  Net change in unrealized depreciation on translation of
   assets and liabilities in foreign currencies.............   (4,059,448)
  Net change in unrealized appreciation of investments......   84,674,909
                                                              -----------
    Net unrealized appreciation during the year..........................    80,615,461
                                                                           ------------
Net realized and unrealized gain on investments and foreign currencies...   104,620,989
                                                                           ------------
Net increase in net assets resulting from operations.....................  $121,411,835
                                                                           ------------
                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                YEAR ENDED    YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                   1997          1996
                                                                               ------------  ------------
Increase in net assets
Operations:
  Net investment income......................................................  $ 16,790,846  $ 18,175,444
  Net realized gain on investments and foreign currency transactions.........    24,005,528    15,732,409
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..............................    (4,059,448)    1,957,055
  Net change in unrealized appreciation of investments.......................    84,674,909    62,236,320
                                                                               ------------  ------------
    Net increase in net assets resulting from operations.....................   121,411,835    98,101,228
                                                                               ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (7,733,156)   (9,963,848)
  From net realized gain on investments......................................      (757,327)   (1,766,763)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (9,266,887)  (10,894,963)
  From net realized gain on investments......................................      (907,529)   (2,225,842)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income.................................................      (125,777)      (65,132)
  From net realized gain on investments......................................       (12,318)       (5,890)
                                                                               ------------  ------------
    Total distributions......................................................   (18,802,994)  (24,922,438)
                                                                               ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested...........................   426,976,337   237,835,679
  Decrease from capital shares repurchased...................................  (450,361,754) (279,569,655)
                                                                               ------------  ------------
    Net decrease from capital share transactions.............................   (23,385,417)  (41,733,976)
                                                                               ------------  ------------
Total increase in net assets.................................................    79,223,424    31,444,814
Net assets:
  Beginning of year..........................................................   673,254,399   641,809,585
                                                                               ------------  ------------
  End of year................................................................  $752,477,823* $673,254,399*
                                                                               ------------  ------------
                                                                               ------------  ------------
 * Includes undistributed net investment income of...........................  $         --  $    755,291
                                                                               ------------  ------------
                                                                               ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................       1.12        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.33        1.04        0.37        0.19        1.29
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................      (0.02)      (0.04)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      19.01%      16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................       2.74%       3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.50%       1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............       1.64%       1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                         GT GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................       1.13        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.29        0.99        0.33        0.15        1.25
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................      (0.02)      (0.03)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      18.28%      16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................       2.09%       2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.15%       2.24%       2.35%       2.32%        2.5%
  Without expense reductions............       2.29%       2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

                                                       ADVISOR CLASS+
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)        1996          1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $  7.10       $    6.35     $    6.24
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income.................      0.23            0.23          0.11
  Net realized and unrealized gain
   (loss) on investments................      1.13            0.82          0.13
                                          -----------   -----------  -------------
    Net increase from investment
     operations.........................      1.36            1.05          0.24
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.24)          (0.26)        (0.13)
  From net realized gain on
   investments..........................     (0.02)          (0.04)           --
  From sources other than net investment
   income...............................        --              --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.26)          (0.30)        (0.13)
                                          -----------   -----------  -------------
Net asset value, end of period..........   $  8.20       $    7.10     $    6.35
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............     19.23%          17.19%         3.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 3,057       $   3,085     $     944
Ratio of net investment income to
 average net assets.....................      3.09%           3.52%         4.20%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.15%           1.24%         1.35%(a)
  Without expense reductions............      1.29%           1.31%         1.39%(a)
Portfolio turnover rate++...............        50%             39%           83%
Average commission rate per share paid
 on portfolio transactions++............   $0.0151       $  0.0139           N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Growth & Income Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F14

                         GT GLOBAL GROWTH & INCOME FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $51,986,675 were on loan to brokers. The loans were secured by cash collateral of $54,846,747. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund

                                      F15

                         GT GLOBAL GROWTH & INCOME FUND

received $976,164 of income from securities lending which was used to offset the Fund's custody and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had no loan outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $2,560,909, with a weighted average interest rate of 6.41%. Interest expense for the Fund for the year ended October 31, 1997 was $5,014, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global , Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $52,850 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $32 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997 GT Global collected CDSCs in the amount of $1,199,605. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F16

                         GT GLOBAL GROWTH & INCOME FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $322,737,917 and $326,736,141, respectively. Purchases and sales of U.S. government obligations were $32,891,598 and $17,886,577, respectively, for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F17

                         GT GLOBAL GROWTH & INCOME FUND

                           CAPITAL SHARE TRANSACTIONS


                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   37,585,791  $289,617,397   21,196,018  $143,350,526
Shares issued in connection with reinvestment of
  distributions................................................      935,467     7,161,559    1,500,319     9,894,388
                                                                 -----------  ------------  -----------  ------------
                                                                  38,521,258   296,778,956   22,696,337   153,244,914
Shares repurchased.............................................  (43,156,190) (332,338,391) (27,157,086) (182,477,096)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (4,634,932) $(35,559,435)  (4,460,749) $(29,232,182)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS B                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   12,634,686  $ 97,336,518    9,561,545  $ 63,970,280
Shares issued in connection with reinvestment of
  distributions................................................    1,087,287     8,343,350    1,656,409    10,934,244
                                                                 -----------  ------------  -----------  ------------
                                                                  13,721,973   105,679,868   11,217,954    74,904,524
Shares repurchased.............................................  (12,063,889)  (93,059,122) (13,373,837)  (89,395,191)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................    1,658,084  $ 12,620,746   (2,155,883) $(14,490,667)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
ADVISOR CLASS                                                      SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    3,177,501  $ 24,442,634    1,416,928  $  9,616,882
Shares issued in connection with reinvestment of
  distributions................................................        9,792        74,879       10,469        69,359
                                                                 -----------  ------------  -----------  ------------
                                                                   3,187,293    24,517,513    1,427,397     9,686,241
Shares repurchased.............................................   (3,248,879)  (24,964,241)  (1,141,817)   (7,697,368)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................      (61,586) $   (446,728)     285,580  $  1,988,873
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the period ended October 31, 1997, the Fund's expenses were reduced by $33,680 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,489,466 as a capital gain dividend for the fiscal year ended October 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 76% of the ordinary income dividends paid (including short-term capital gain distributions, if any) as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 1997.

                                      F18

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                        AIM GLOBAL GROWTH & INCOME FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM GLOBAL GROWTH & INCOME FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   GROSX703   MC

                        AIM LATIN AMERICAN GROWTH FUND:
                                 ADVISOR CLASS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Latin American Growth Fund ("Fund"). The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998. A copy of the Fund's Prospectus is available without charge by either writing to the above address or by calling the Fund at the toll-free telephone number printed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of an administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     25
Valuation of Fund Shares.................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     39



[LOGO]


                   Statement of Additional Information Page 1

                         AIM LATIN AMERICAN GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS
In determining the appropriate distribution of investments among various countries for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

DEBT CONVERSIONS
Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-adviser will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.

                   Statement of Additional Information Page 2

                         AIM LATIN AMERICAN GROWTH FUND

INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by the Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and the Sub-adviser will waive their advisory fees to the extent that such fees are based on assets of the Fund invested in Affiliated Funds. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


DEPOSITORY RECEIPTS
The  Fund  may  hold securities  of  foreign  issuers in  the  form  of American
Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative

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                         AIM LATIN AMERICAN GROWTH FUND
and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's nonfundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will segregate with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

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                         AIM LATIN AMERICAN GROWTH FUND

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

TEMPORARY DEFENSIVE STRATEGIES

The Latin American Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin American Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.


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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

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                         AIM LATIN AMERICAN GROWTH FUND

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an investment prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the

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                         AIM LATIN AMERICAN GROWTH FUND
underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund would generally write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put

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                         AIM LATIN AMERICAN GROWTH FUND
option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options or securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style or on (European Style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be

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                         AIM LATIN AMERICAN GROWTH FUND
considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call or an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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                         AIM LATIN AMERICAN GROWTH FUND

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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                         AIM LATIN AMERICAN GROWTH FUND

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

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                         AIM LATIN AMERICAN GROWTH FUND

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

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                         AIM LATIN AMERICAN GROWTH FUND

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract Sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                         AIM LATIN AMERICAN GROWTH FUND

                                  RISK FACTORS

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ILLIQUID SECURITIES
The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Company's Board of Directors. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will


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                         AIM LATIN AMERICAN GROWTH FUND
take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not

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                         AIM LATIN AMERICAN GROWTH FUND
deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign issuers, including Latin American companies, and the governments of Latin
American countries, than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Funds' certain interests in securities denominated in such currencies.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all,

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                         AIM LATIN AMERICAN GROWTH FUND
Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

                  Statement of Additional Information Page 17

                         AIM LATIN AMERICAN GROWTH FUND

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-adviser intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.


    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign country issuers, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

                  Statement of Additional Information Page 18

                         AIM LATIN AMERICAN GROWTH FUND

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Make any additional investments while borrowings exceed 5% of the Fund's total assets;

        (6) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 19

                         AIM LATIN AMERICAN GROWTH FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contract. A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.

                  Statement of Additional Information Page 20

                         AIM LATIN AMERICAN GROWTH FUND


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid aggregate brokerage commissions of $2,719,660, $2,094,634 and $891,513, respectively.


PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The Fund's portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 130% and 101%, respectively.

                  Statement of Additional Information Page 21

                         AIM LATIN AMERICAN GROWTH FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Director, Chairman of the Board and      since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 22

                         AIM LATIN AMERICAN GROWTH FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M
                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997, Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                     Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                         Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada
                                         Inc.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                         G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and
                                         Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant Treasurer   Assistant Treasurer, Fund Management Company.


------------------

+ Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 23

                         AIM LATIN AMERICAN GROWTH FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income
Portfolio, Global Investment Portfolio, Floating Rate Portfolio and Growth Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director, who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, each received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 24

                         AIM LATIN AMERICAN GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION

AIM  serves  as  the  Fund's  investment  manager  and  administrator  under  an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the Fund's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Management Sub-Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty (60) days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $3,538,586, $3,365,375 and $3,913,429, respectively.

Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Advisor Class shares are continuously offered through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996 and October 31, 1997 the Fund paid accounting services fees to the Sub-adviser of $24,138, $86,436 and $90,733, respectively.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Sub-adviser, AIM and other agents. These expenses include, in addition to the advisory, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 25

                         AIM LATIN AMERICAN GROWTH FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time)(unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Equity securities, including ADRs, ADSs, CDRs, GDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events

                  Statement of Additional Information Page 26

                         AIM LATIN AMERICAN GROWTH FUND

affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


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                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase Advisor Class shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

Class A or Class B shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section
401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

                  Statement of Additional Information Page 27

                         AIM LATIN AMERICAN GROWTH FUND

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of the Fund may be exchanged for Advisor Class shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketed securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 28

                         AIM LATIN AMERICAN GROWTH FUND

                                     TAXES

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GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources

                  Statement of Additional Information Page 29

                         AIM LATIN AMERICAN GROWTH FUND
within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  it  distributes  that  income  to   its
shareholders.


If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise-Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-Market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under the Income Requirement.


Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.


                  Statement of Additional Information Page 30

                         AIM LATIN AMERICAN GROWTH FUND

That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Latin America Growth Fund.


                  Statement of Additional Information Page 31

                         AIM LATIN AMERICAN GROWTH FUND

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS

The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Advisor Class shares of the Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Return for the Class A and Advisor Class shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                 LATIN AMERICA
                                            LATIN AMERICA             FUND
PERIOD                                      FUND (CLASS A)      (ADVISOR CLASS)
----------------------------------------  ------------------   ------------------
Fiscal year ended Oct. 31, 1997.........         3.37%                8.91%
Oct. 31, 1992 through Oct. 31, 1997.....         7.01%                 n/a
June 1, 1995 (commencement of
 operations) through Oct. 31, 1997......          n/a                 9.39%
Aug. 13, 1991 (commencement of
 operations) through Oct. 31, 1997......         7.23%                 n/a

NON-STANDARDIZED RETURNS In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for each Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                 LATIN AMERICA
                                            LATIN AMERICA             FUND
PERIOD                                      FUND (CLASS A)      (ADVISOR CLASS)
----------------------------------------  ------------------   ------------------
June 1, 1995 (commencement of
 operations) through Oct. 31, 1997......          n/a                24.25%
Aug. 13, 1991 (commencement of
 operations) through Oct. 31, 1997......        62.00%                 n/a

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS. The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"),

                  Statement of Additional Information Page 32

                         AIM LATIN AMERICAN GROWTH FUND
    Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Services, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, and Fitch.


       (18) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wider range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  Statement of Additional Information Page 33

                         AIM LATIN AMERICAN GROWTH FUND

       (20) International Financial Corporation ("IFC") Latin American Indices, which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.
P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM
Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these


                  Statement of Additional Information Page 34

                         AIM LATIN AMERICAN GROWTH FUND
capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time  to  time,  the  Fund and  AIM  Distributors  will  quote  information regarding industries, individual companies, countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 (1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 (2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, and IFC.

 (3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 (4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 (5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 (6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 (7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 (8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 (9) GDP growth rate: IFC, The World Bank and Datastream.

(10) Population: The World Bank, Datastream and United Nations.

(11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

(12) Age distribution within populations: OECD and United Nations.

(13) Total exports and imports by year: IFC, The World Bank and Datastream.

(14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

(15) Foreign direct investments to developing countries: The World Bank and Datastream.

(16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

                  Statement of Additional Information Page 35

                         AIM LATIN AMERICAN GROWTH FUND

(17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

(18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

(19) Political and economic structure of countries: Economist Intelligence Unit.

(20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

(21) Dividends yields for U.S. and non-U.S. companies: Bloomberg.

From  time to time, AIM Distributors may include in its advertisements and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Fund's investment objective will be achieved.


                  Statement of Additional Information Page 36

                         AIM LATIN AMERICAN GROWTH FUND


'


                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING:
Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 37

                         AIM LATIN AMERICAN GROWTH FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Statement of Additional Information Page 38

                         AIM LATIN AMERICAN GROWTH FUND

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers, 1, 2 and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements for the Fund as of October 31, 1997 and the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 39

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1997, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --        10.4
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            208,900   $ 21,203,350          --
    Common ..................................................   --        106,900,000      9,502,114          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX           170,500      7,374,125         2.5
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.3
    RETAILERS-OTHER
    "C" .....................................................   --          3,340,500      5,800,868          --
    "B" - ADR{\/} ...........................................   --            335,792        648,079          --
    "A" .....................................................   --            104,372        192,244          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ..................................................   VENZ          147,400      6,448,750         2.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          254,100      5,018,475         1.7
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ................................................   BRZL       26,748,622      4,852,798         1.7
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          163,000      4,523,250         1.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         1.2
    TELEPHONE NETWORKS
    Preferred ...............................................   --         11,109,390      2,902,308          --
    Common-/- ...............................................   --          2,802,000        597,306          --
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE          181,100      3,350,350         1.1
    RETAILERS-FOOD
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       34,694,581      3,304,546         1.1
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.0
    RETAILERS-FOOD
    UBC .....................................................   --          2,682,000      2,665,940          --
    GDR{\/} .................................................   --             13,900        276,263          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      2,556,563         0.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            47,000      1,457,000         0.5
    BROADCASTING & PUBLISHING
  Supermercados Unimarc S.A. - ADR (Chile){\/} -/- ..........   CHLE           33,000        495,000         0.2
    RETAILERS-FOOD
                                                                                        ------------
                                                                                          83,169,329
                                                                                        ------------
Energy (24.6%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.7
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --         20,252,000      8,762,885          --
    Common-/- ...............................................   --         11,999,000      4,843,573          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       48,642,000      9,045,365         3.1
    OIL
  C.A. La Electricidad de Caracas ...........................   VENZ        5,672,038      7,456,318         2.5
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       17,602,000      5,843,915         2.0
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                                       F2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Enersis S.A. - ADR{\/} ....................................   CHLE          174,500   $  5,758,500         2.0
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          254,300      5,117,788         1.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           148,900      4,764,800         1.6
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      4,488,000         1.5
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            674,500      4,426,406         1.5
    OIL
  Chilgener S.A. - ADR{\/} ..................................   CHLE          121,819      3,289,113         1.1
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL       10,585,000      2,707,701         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,522,279         0.9
    OIL
  Perez Companc S.A. "B" ....................................   ARG           377,196      2,362,665         0.8
    OIL
  Compania Paulista de Forca e Luz ..........................   BRZL        5,030,000        736,842         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          72,126,150
                                                                                        ------------
Materials/Basic Industry (13.4%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         2,614,000     11,520,383         3.9
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX         1,331,000      8,129,461         2.8
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          306,600      5,923,966         2.0
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,933,313         1.7
    CHEMICALS
  Grupo Industrial Minera Mexico "L" ........................   MEX         1,406,724      4,178,055         1.4
    METALS - NON-FERROUS
  Industrias Penoles S.A. (CP) ..............................   MEX           978,200      3,895,228         1.3
    METALS - NON-FERROUS
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        704,225          --
    "B" .....................................................   --            161,928        324,987          --
                                                                                        ------------
                                                                                          39,609,618
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Alfa, S.A. de C.V. "A" ....................................   MEX         1,356,600      9,942,984         3.4
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX         1,357,000      8,629,545         2.9
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V.-/- ......................   MEX           830,200      6,442,750         2.2
    CONGLOMERATE
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      3,177,475         1.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           355,000   $  1,743,114         0.6
    MULTI-INDUSTRY
  Commercial Del Plata-/- ...................................   ARG           697,410      1,032,786         0.4
    CONGLOMERATE
                                                                                        ------------
                                                                                          30,968,654
                                                                                        ------------
Finance (9.9%)
  Uniao Bancos Brasileiras "A" Preferred ....................   BRZL      247,114,000      6,271,997         2.1
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            89,035      3,539,141         1.2
    OTHER FINANCIAL
  Banco BHIF - ADR-/-{\/} ...................................   CHLE          195,500      3,396,813         1.2
    BANKS-MONEY CENTER
  Grupo Financiero Banorte "B"-/- ...........................   MEX         2,279,000      3,138,743         1.1
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          140,320      2,516,990         0.9
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,510,825         0.9
    INVESTMENT MANAGEMENT
  Banco Provincial S.A. .....................................   VENZ        1,196,992      2,390,332         0.8
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,173,613         0.7
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            58,000      1,428,250         0.5
    BANKS-MONEY CENTER
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000        848,383         0.3
    REAL ESTATE
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        730,913         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          28,946,000
                                                                                        ------------
Consumer Non-Durables (8.1%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX         1,274,500      9,005,449         3.1
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         4,980,000      4,830,898         1.6
    FOOD
  Companhia Cervejaria Brahma Preferred .....................   BRZL        6,838,000      4,279,949         1.5
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          138,800      3,383,250         1.2
    BEVERAGES - ALCOHOLIC
  Mavesa S.A. - ADR{\/} .....................................   VENZ          147,500      1,106,250         0.4
    FOOD
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           53,200        691,600         0.2
    TEXTILES & APPAREL
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        360,000         0.1
    BEVERAGES - NON-ALCOHOLIC
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         69,463          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          23,726,859
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (0.9%)
  Brasmotor S.A. Preferred ..................................   BRZL       18,327,000   $  2,576,819         0.9
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $290,305,760) ................                            281,123,429        95.8
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ) Rights -
   Preferred, expire 11/12/97 ...............................   BRZL        1,689,830         22,993          --
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 .................................................   BRZL          513,280            466          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ......................................                                 23,459          --
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,305,760)  * ....................                            281,146,888        95.8
Other Assets and Liabilities ................................                             12,433,174         4.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $293,580,062       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $290,596,548 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,409,562
                 Unrealized depreciation:           (35,859,222)
                                                  -------------
                 Net unrealized depreciation:     $  (9,449,660)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F5

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS{d}
                                         -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER       TOTAL
--------------------------------------   -----     -------       -----
Argentina (ARG/ARS) ..................    4.2                      4.2
Brazil (BRZL/BRL) ....................   34.3                     34.3
Chile (CHLE/CLP) .....................   13.4                     13.4
Mexico (MEX/MXN) .....................   32.0                     32.0
Panama (PAN/PND) .....................    1.2                      1.2
Peru (PERU/PES) ......................    2.8                      2.8
United States (US/USD) ...............    1.5       4.2            5.7
Venezuela (VENZ/VEB) .................    6.4                      6.4
                                         -----     -------       -----
Total  ...............................   95.8       4.2          100.0
                                         -----     -------       -----
                                         -----     -------       -----

--------------

{d}  Percentages indicated are based on net assets of $293,580,062.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $290,305,760) (Note 1).............................  $281,146,888
  U.S. currency.....................................................................  $     924
  Foreign currencies (cost $44,025).................................................     44,033       44,957
                                                                                      ---------
  Receivable for Fund shares sold..............................................................   14,119,361
  Receivable for securities sold...............................................................    4,099,448
  Dividends receivable.........................................................................      686,435
  Miscellaneous receivable.....................................................................       19,727
                                                                                                 -----------
    Total assets...............................................................................  300,116,816
                                                                                                 -----------
Liabilities:
  Payable for loan outstanding (Note 1)........................................................    3,238,000
  Payable for Fund shares repurchased..........................................................    2,418,769
  Payable for investment management and administration fees (Note 2)...........................      305,562
  Payable for service and distribution expenses (Note 2).......................................      233,877
  Payable for transfer agent fees (Note 2).....................................................      174,161
  Payable for printing and postage expenses....................................................       87,242
  Payable for professional fees................................................................       37,498
  Payable for custodian fees (Note 1)..........................................................       17,552
  Payable for registration and filing fees.....................................................        5,729
  Payable for Directors' fees and expenses (Note 2)............................................        5,654
  Payable for fund accounting fees (Note 2)....................................................        5,612
  Other accrued expenses.......................................................................        7,098
                                                                                                 -----------
    Total liabilities..........................................................................    6,536,754
                                                                                                 -----------
Net assets.....................................................................................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($159,496,474 DIVIDED BY 8,177,513 shares
 outstanding)..................................................................................  $     19.50
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $19.50) *.......................................  $     20.47
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($133,448,007 DIVIDED BY 6,939,727 shares
 outstanding)..................................................................................  $     19.23
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($635,581 DIVIDED BY
 32,476 shares outstanding)....................................................................  $     19.57
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $317,756,097
  Undistributed net investment income..........................................................      219,672
  Accumulated net realized loss on investments and foreign currency transactions...............  (15,230,114)
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...       (6,721)
  Net unrealized depreciation of investments...................................................   (9,158,872)
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $266,649)..............................  $ 8,471,075
  Interest income...........................................................................      530,160
                                                                                              -----------
    Total investment income.................................................................    9,001,235
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,538,586
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,011,259
    Class B....................................................................    1,587,737    2,598,996
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,261,524
  Custodian fees (Note 1)...................................................................      196,565
  Printing and postage expenses.............................................................      175,200
  Fund accounting fees (Note 2).............................................................       90,733
  Audit fees................................................................................       73,365
  Registration and filing fees..............................................................       64,495
  Legal fees................................................................................       17,155
  Directors' fees and expenses (Note 2).....................................................       13,140
  Other expenses (Note 1)...................................................................      215,751
                                                                                              -----------
    Total expenses before reductions........................................................    8,245,510
                                                                                              -----------
      Expense reductions (Notes 1 & 6)......................................................     (361,233)
                                                                                              -----------
    Total net expenses......................................................................    7,884,277
                                                                                              -----------
Net investment income.......................................................................    1,116,958
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   85,442,902
  Net realized loss on foreign currency transactions...........................     (897,287)
                                                                                 -----------
    Net realized gain during the year.......................................................   84,545,615
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................       25,640
  Net change in unrealized depreciation of investments.........................  (47,707,162)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (47,681,522)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   36,864,093
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $37,981,051
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $   1,116,958  $     878,406
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................     84,545,615     (4,964,724)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................         25,640        608,089
  Net change in unrealized appreciation (depreciation) of investments......    (47,707,162)    63,484,288
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................     37,981,051     60,006,059
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --       (842,524)
  In excess of net investment income.......................................             --       (381,092)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --        (93,201)
  In excess of net investment income.......................................             --        (42,157)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --         (4,285)
  In excess of net investment income.......................................             --         (1,938)
                                                                             -------------  -------------
    Total distributions....................................................             --     (1,365,197)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,267,100,757  1,551,794,195
  Decrease from capital shares repurchased.................................  (1,327,093,718) (1,612,200,649)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (59,992,961)   (60,406,454)
                                                                             -------------  -------------
Total decrease in net assets...............................................    (22,011,910)    (1,765,592)
Net assets:
  Beginning of year........................................................    315,591,972    317,357,564
                                                                             -------------  -------------
  End of year *............................................................  $ 293,580,062  $ 315,591,972
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $     219,672             --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)    1993 (A)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.09        0.15       (0.08)       0.18*
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.28)       6.75        5.21
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.55        2.68       (9.13)       6.67        5.39
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....         --       (0.03)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................         --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   19.50   $   17.95   $   15.38   $   26.11   $   19.78
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 159,496   $ 177,373   $ 182,462   $ 336,960   $ 129,280
Ratio of net investment income (loss) to
 average net assets.....................       0.52%       0.46%       0.86%      (0.29)%       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.03%       2.11%       2.04%        2.4%*
  Without expense reductions............       2.06%       2.10%       2.12%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                      GT GLOBAL LATIN AMERICA GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)     1993 (A)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.78   $   15.21   $   25.94   $   19.75     $ 16.26
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01       (0.00)       0.06       (0.22)      (0.07)
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.19)       6.74        3.56
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.45        2.59       (9.13)       6.52        3.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.01)         --       (0.18)         --
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)         --
  In excess of net investment income....         --       (0.01)         --          --          --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................         --       (0.02)      (1.60)      (0.33)         --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   19.23   $   17.78   $   15.21   $   25.94     $ 19.75
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (d).............       8.04%      17.02%     (37.42)%     33.33%       21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,448   $ 137,400   $ 134,527   $ 211,673     $13,576
Ratio of net investment income (loss) to
 average net assets.....................       0.02%      (0.04)%      0.36%      (0.79)%      (0.7)% (c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.46%       2.53%       2.61%       2.54%        2.9% (c)
  Without expense reductions............       2.56%       2.60%       2.62%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

                                                   ADVISOR CLASS+++
                                          -----------------------------------

                                               YEAR ENDED        JUNE 1, 1995
                                               OCTOBER 31,            TO
                                          ---------------------  OCTOBER 31,
                                          1997 (A)    1996 (A)       1995
                                          --------   ----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 17.94    $   15.40    $   15.95
                                          --------   ----------  ------------
Income from investment operations:
  Net investment income (loss)..........     0.19         0.17         0.09
  Net realized and unrealized gain
   (loss) on investments................     1.44         2.58        (0.64)
                                          --------   ----------  ------------
    Net increase (decrease) from
     investment operations..............     1.63         2.75        (0.55)
                                          --------   ----------  ------------
Distributions to shareholders:
  From net investment income............       --        (0.14)          --
  From net realized gain on
   investments..........................       --           --           --
  In excess of net investment income....       --        (0.07)          --
                                          --------   ----------  ------------
    Total distributions.................       --        (0.21)          --
                                          --------   ----------  ------------
Net asset value, end of period..........  $ 19.57    $   17.94    $   15.40
                                          --------   ----------  ------------
                                          --------   ----------  ------------
Total investment return (d).............     8.91%       18.16%       (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   636    $     818    $     369
Ratio of net investment income (loss) to
 average net assets.....................     1.02%        0.96%        1.36 %(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................     1.46%        1.53%        1.61 %(c)
  Without expense reductions............     1.56%        1.60%        1.62 %(c)
Portfolio turnover rate++++.............      130%         101%         125 %
Average commission rate per share paid
 on portfolio transactions++++..........  $0.0007    $  0.0005          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F12

                      GT GLOBAL LATIN AMERICA GROWTH FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1997, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in

                                      F13

                      GT GLOBAL LATIN AMERICA GROWTH FUND

accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $32,165,965 were on loan to brokers. The loans were secured by cash collateral of $34,658,600. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund received $315,802 of income from securities lending which was used to reduce custodian and administrative expenses.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $3,238,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,810,915, with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $98,132, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds Portfolios' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1997, GT Global retained $50,871 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $282 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $923,487. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor.

                                      F14

                      GT GLOBAL LATIN AMERICA GROWTH FUND

All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $439,672,522 and $508,014,202. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,1997              OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   46,171,230  $ 937,785,689   76,364,877  $ 1,304,172,875
Shares issued in connection with reinvestment of
  distributions...................................           --             --       66,851        1,023,814
                                                    -----------  -------------  -----------  ---------------
                                                     46,171,230    937,785,689   76,431,728    1,305,196,689
Shares repurchased................................  (47,874,889)  (980,118,186) (78,414,835)  (1,346,357,898)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (1,703,659) $ (42,332,497)  (1,983,107) $   (41,161,209)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS B                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   14,424,170  $ 299,346,687   13,503,991  $   230,324,732
Shares issued in connection with reinvestment of
  distributions...................................           --             --        6,914          105,073
                                                    -----------  -------------  -----------  ---------------
                                                     14,424,170    299,346,687   13,510,905      230,429,805
Shares repurchased................................  (15,210,392)  (316,506,347) (14,627,921)    (250,064,111)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (786,222) $ (17,159,660)  (1,117,016) $   (19,634,306)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
ADVISOR CLASS                                         SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,448,623  $  29,968,381      932,074  $    16,161,478
Shares issued in connection with reinvestment of
  distributions...................................           --             --          408            6,223
                                                    -----------  -------------  -----------  ---------------
                                                      1,448,623     29,968,381      932,482       16,167,701
Shares repurchased................................   (1,461,777)   (30,469,185)    (910,792)     (15,778,640)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      (13,154) $    (500,804)      21,690  $       389,061
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the year with companies that were affiliates are as follows:

                                                                               NET
                                                                             REALIZED
                                                    PURCHASES     SALES        GAIN     DIVIDEND
AFFILIATES                                             COST      PROCEEDS     (LOSS)     INCOME
--------------------------------------------------  ----------  ----------  ----------  --------
Compania Boliviana de Energia Electrica...........  $       --  $9,666,400  $2,805,315  $ 44,960
Sanluis Corporacion, S.A. de C.V..................          --   5,738,935   2,214,183   318,107

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $45,431 under these arrangements.

                                      F16

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                         AIM LATIN AMERICAN GROWTH FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



[LOGO]NO DEALER, SALES REPRESENTATIVE OR  OTHER PERSON HAS BEEN AUTHORIZED  TO
  GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM LATIN AMERICAN GROWTH FUND, AIM INVESTMENT FUNDS, INC. A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      LATSX703MC

                           AIM EMERGING MARKETS FUND:
                                 ADVISOR CLASS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of the AIM Emerging Markets Fund ("Fund"). The Fund is a diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for, the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     25
Valuation of Fund Shares.................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     39



[LOGO]


                   Statement of Additional Information Page 1

                           AIM EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.

In determining what countries constitute emerging markets, the Sub-adviser will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF EQUITY INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies in emerging markets for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the

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                           AIM EMERGING MARKETS FUND

aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, AIM and the Sub-adviser will waive their advisory fees to the extent that such fees are based on assets of the Fund invested in Affiliated Funds. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with

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                           AIM EMERGING MARKETS FUND
investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

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                           AIM EMERGING MARKETS FUND

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

TEMPORARY DEFENSIVE STRATEGIES
The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Sub-adviser to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

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                           AIM EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

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                           AIM EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written. The Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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                           AIM EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

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                           AIM EMERGING MARKETS FUND

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

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                           AIM EMERGING MARKETS FUND
security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collective "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased

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to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less value, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

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                           AIM EMERGING MARKETS FUND
matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-


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                           AIM EMERGING MARKETS FUND

adviser, in accordance with procedures approved by the Company's Board of Directors. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security:
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    SPECIAL CONSIDERATIONS  AFFECTING  EMERGING  MARKETS.  Investing  in  equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with

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neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

Several of the Asia Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devaluated and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

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    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In

                  Statement of Additional Information Page 17

                           AIM EMERGING MARKETS FUND
addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


                  Statement of Additional Information Page 18

                           AIM EMERGING MARKETS FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;


        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (7) Purchase securities or any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

                  Statement of Additional Information Page 19

                           AIM EMERGING MARKETS FUND

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

                  Statement of Additional Information Page 20

                           AIM EMERGING MARKETS FUND

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid aggregate brokerage commissions of $3,274,328, $3,648,347, and $3,307,402, respectively.


PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1997 and 1996, the Fund's portfolio turnover rates were 150% and 104%, respectively.

                  Statement of Additional Information Page 21

                           AIM EMERGING MARKETS FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
William J. Guilfoyle*, 39                      Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director,
Director, Chairman of the Board and President  GT Global since 1991; Senior Vice President and Director of Sales and Marketing,
50 California Street                           GT Global from May 1992 to April 1995; Vice President and Director of Marketing,
San Francisco, CA 94111                        GT Global from 1987 to 1992; Director, Liechtenstein Global Trust AG (holding company of the various international GT companies) Advisory Board since January
                                               1996; Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                               President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice
                                               President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                               November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                          Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                       partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment
220 Sansome Street                             banking firm); Director, Anderson Capital Management, Inc., since 1988;
Suite 400                                      Director, PremiumWear, Inc. (formerly Munsingwear, Inc.) (a casual apparel
San Francisco, CA 94104                        company), and Director, "R" Homes, Inc. and various other companies. Mr.
                                               Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                            Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a
Director                                       Director and Chairman, C.D. Stimson Company (a private investment company). Mr.
Two Embarcadero Center                         Bayley is also a trustee of each of the other investment companies registered
Suite 2400                                     under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                        Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He
Director                                       also serves as a director of Viasoft and PageMart, Inc. (both public software
428 University Avenue                          companies), as well as several other privately held software and communications
Palo Alto, CA 94301                            companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                            Miss Quigley is a private investor. From 1984 to 1986, she was President of
Director                                       Quigley Friedlander & Co., Inc. (a financial advisory services firm). Miss
1055 California Street                         Quigley is also a trustee of each of the other investment companies registered
San Francisco, CA 94108                        under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 22

                           AIM EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE                     PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------------  --------------------------------------------------------------------------------
John J. Arthur+, 53                            Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice
Vice President                                 President and Treasurer, A I M Management Group Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                               Company.

Kenneth W. Chancey, 52                         Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997;
Vice President and                             Vice President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                            Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                                 Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                               Management Company.

Gary T. Crum, 50                               Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                                 President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director,
                                               A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                           Director, President and Chief Executive Officer, A I M Management Group Inc.;
Vice President                                 Director and President, A I M Advisors, Inc.; Director and Senior Vice
                                               President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                               Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; Chairman of
                                               the Board of Directors and President, INVESCO Holdings Canada Inc.; and
                                               Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada Inc.

Helge K. Lee, 52                               Chief Legal and Compliance Officer -- North America, the Sub-adviser since
Vice President                                 October 1997; Executive Vice President of the Asset Management Division of
50 California Street                           Liechtenstein Global Trust AG since October 1996; Senior Vice President, General
San Francisco, CA 94111                        Counsel and Secretary of LGT Asset Management, Inc., INVESCO (NY), Inc., GT
                                               Global, GT Global Investor Services, Inc. and G.T. Insurance from May 1994 to
                                               October 1996; Senior Vice President, General Counsel and Secretary of
                                               Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                          Director, Senior Vice President, General Counsel and Secretary, A I M Advisors,
Vice President                                 Inc.; Vice President, General Counsel and Secretary, A I M Management Group
                                               Inc.; Director, Vice President and General Counsel, Fund Management Company;
                                               Vice President and General Counsel, A I M Fund Services, Inc.; and Vice
                                               President, A I M Capital Management, Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                             Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice
Vice President and Assistant Treasurer         President and Assistant Treasurer, Fund Management Company.


------------------

+ Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 23

                           AIM EMERGING MARKETS FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and Officer of AIM Investment Portfolios Inc., AIM Floating Rate Fund, AIM Series Trust, AIM Growth Series, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Trustee and Officer serves in total as a Director, Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 24

                           AIM EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $3,907,922, $4,883,626 and $5,410,744, respectively.

Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Advisor Class shares are offered through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, October 31, 1996 and October 31, 1997 the Fund paid accounting services fees to the Sub-adviser of $33,216, $125,349 and $103,144, respectively.

EXPENSES OF THE FUND
As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 25

                           AIM EMERGING MARKETS FUND

                            VALUATION OF FUND SHARES

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As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, CDRs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


                  Statement of Additional Information Page 26

                           AIM EMERGING MARKETS FUND


Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.


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                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment of Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase Advisor Class shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.



The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") AND OTHER TAX-DEFERRED PLANS

IRAs: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Effective for taxable years beginning after 1997, unless you and your spouse's earnings exceed a certain level, you may also establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAs: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans but with fewer administrative requirements and therefore potentially lower annual administration expenses.

                  Statement of Additional Information Page 27

                           AIM EMERGING MARKETS FUND

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirements plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of the Fund may be exchanged for Advisor Class shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which make it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 28

                           AIM EMERGING MARKETS FUND

                                     TAXES

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GENERAL
To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources

                  Statement of Additional Information Page 29

                           AIM EMERGING MARKETS FUND
within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received, on or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.


If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-Market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.


                  Statement of Additional Information Page 30

                           AIM EMERGING MARKETS FUND

That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 31

                           AIM EMERGING MARKETS FUND

                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under name of GT Global Emerging Markets Fund.


                  Statement of Additional Information Page 32

                           AIM EMERGING MARKETS FUND

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A and Advisor Class shares of the Fund, stated as average annualized total returns for the periods shown, were:

                                                                                  EMERGING
                                                                                  MARKETS       EMERGING
                                                                                    FUND         MARKETS
                                                                                   (CLASS         FUND
PERIOD                                                                               A)      (ADVISOR CLASS)
--------------------------------------------------------------------------------  --------   ---------------
Fiscal year ended Oct. 31, 1997.................................................   (18.52)%       (14.05)%
June 1, 1995 (commencement of operations) through Oct. 31, 1997.................      n/a          (6.97)%
Oct. 31, 1992 through Oct. 31, 1997.............................................     2.30%           n/a

NON-STANDARDIZED RETURNS In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:

                                                                                  EMERGING
                                                                                  MARKETS       EMERGING
                                                                                    FUND         MARKETS
                                                                                   (CLASS         FUND
PERIOD                                                                               A)      (ADVISOR CLASS)
--------------------------------------------------------------------------------  --------   ---------------
April 1, 1993 (commencement of operations) through Oct. 31, 1997................      n/a            n/a
May 18, 1992 (commencement of operations) through Oct. 31, 1997.................    14.32%           n/a
June 1, 1995 (commencement of operations) through Oct. 31, 1997.................      n/a         (16.03)%

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  Statement of Additional Information Page 33

                           AIM EMERGING MARKETS FUND

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  Statement of Additional Information Page 34

                           AIM EMERGING MARKETS FUND

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Financial Research Corporation Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM
Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.



From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these


                  Statement of Additional Information Page 35

                           AIM EMERGING MARKETS FUND
capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Funds.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuation or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

                  Statement of Additional Information Page 36

                           AIM EMERGING MARKETS FUND

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the Fund's investment objectives will be achieved.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Statement of Additional Information Page 37

                           AIM EMERGING MARKETS FUND

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

        1.  An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3.  There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA  --  An  obligation  rated  "AA"  differs  from  the  highest   rated
    obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  Statement of Additional Information Page 38

                           AIM EMERGING MARKETS FUND

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1997 and the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and
Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (18.6%)
  LUKoil Holding - ADR{\/} .................................   RUS             68,826   $  5,764,178         2.4
    OIL
  Sasol Ltd. ...............................................   SAFR           402,507      4,853,515         2.0
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ...........   BRZL        22,113,561      4,112,192         1.7
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ...   BRZL            85,389      3,415,560         1.4
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ..........................   VENZ         2,529,153      3,324,761         1.4
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A.-Eletrobras "B" -
   ADR{\/} .................................................   BRZL           133,855      2,944,810         1.2
    ELECTRICAL & GAS UTILITIES
  Chilgener S.A. - ADR{\/} .................................   CHLE            88,263      2,383,101         1.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ...................................   CHLE            64,238      2,119,854         0.9
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ..........   CHLE           100,922      2,031,055         0.8
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ...................   BRZL         5,020,561      1,666,841         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ...............................   BRZL         6,360,473      1,627,044         0.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} .......................................   ARG             49,065      1,570,080         0.7
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ....................   PAK             49,150      1,535,938         0.6
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ...........   RUS             37,000      1,156,246         0.5
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} .............................   RUS            123,235      1,047,498         0.4
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign .................................................   THAI           101,800      1,038,259         0.4
    OIL
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} .......   HGRY            35,800        774,175         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ..................................   PHIL           236,700        728,308         0.3
    ELECTRICAL & GAS UTILITIES
  Mosenergo - 144A ADR{.} {\/} .............................   RUS             15,000        630,000         0.3
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign ........   THAI           329,100        548,500         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. .......................................   ARG             74,818        468,642         0.2
    OIL
  Tenaga Nasional Bhd. .....................................   MAL            194,000        419,585         0.2
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp. - ADR{\/} .....................   KOR             44,271        362,469         0.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - Reg. S GDR{c} ................................   IND             19,100        296,050         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. ..............................................   KOR              7,543        102,145          --
    OIL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (Continued)
  Guangdong Electric Power Development Co., Ltd. "B"+X+ ....   CHNA           127,800   $     72,084          --
    ENERGY SOURCES
  Pakistan State Oil Co., Ltd. .............................   PAK                 20            216          --
    OIL
                                                                                        ------------
                                                                                          44,993,106
                                                                                        ------------
Multi-Industry/Miscellaneous (16.1%)
  Barlow Ltd. ..............................................   SAFR           407,077      4,104,623         1.7
    CONGLOMERATE
  Anglo American Corporation of South Africa Ltd. ..........   SAFR            82,607      3,572,195         1.5
    CONGLOMERATE
  Delta Corporation Ltd. (subdivision)-/- ..................   ZBBW         2,187,074      3,114,504         1.3
    MULTI-INDUSTRY
  PT Telekomunikasi Indonesia ..............................   INDO         3,075,500      2,869,896         1.2
    MULTI-INDUSTRY
  Grupo Carso, S.A. de C.V. "A1" ...........................   MEX            396,200      2,519,547         1.0
    MULTI-INDUSTRY
  ITC Ltd.: ................................................   IND                 --             --         1.0
    MULTI-INDUSTRY
    Common .................................................   --             123,928      1,916,184          --
    GDR-/- {\/} ............................................   --              25,987        475,562          --
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ...........   UK             211,000      2,110,000         0.9
    COUNTRY FUNDS
  PT Gudang Garam ..........................................   INDO           625,500      1,777,187         0.7
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. ..........................   HK             623,000      1,708,616         0.7
    CONGLOMERATE
  Malaysian Resources Corp., Bhd. ..........................   MAL          2,556,000      1,520,240         0.6
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. ........................   HK             339,000      1,508,616         0.6
    MULTI-INDUSTRY
  Central Asia Regional Growth Fund-/- {\/} ................   IRE            156,000      1,485,120         0.6
    COUNTRY FUNDS
  NASR (El) City Company For Housing & Construction-/- .....   EGPT            18,870      1,304,195         0.5
    MISCELLANEOUS
  Billiton PLC-/- ..........................................   SAFR           395,102      1,158,199         0.5
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. ........................   MEX            145,432      1,128,622         0.5
    CONGLOMERATE
  John Keells Holdings Ltd. ................................   SLNKA          183,000        934,142         0.4
    MULTI-INDUSTRY
  Empresas La Moderna, S.A. de C.V. "A"-/- .................   MEX            186,000        913,293         0.4
    MULTI-INDUSTRY
  PT Bimantara Citra .......................................   INDO           965,000        887,047         0.4
    MULTI-INDUSTRY
  Romanian Growth Fund{\/} .................................   ROM             75,800        784,530         0.3
    COUNTRY FUNDS
  Koc Holding AS ...........................................   TRKY         1,827,500        687,480         0.3
    CONGLOMERATE
  Rembrandt Group Ltd. .....................................   SAFR            77,200        633,971         0.3
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd. - ADR{\/} ...........................   ISRL            22,315   $    476,983         0.2
    CONGLOMERATE
  PT Hanjaya Mandala Sampoerna .............................   INDO           262,000        457,953         0.2
    MULTI-INDUSTRY
  Discount Investment Corp. ................................   ISRL            12,474        339,811         0.1
    MULTI-INDUSTRY
  Quinenco S.A. - ADR-/- {\/} ..............................   CHLE            21,500        314,438         0.1
    CONGLOMERATE
  KEC International Ltd.-/- ................................   IND            160,500        162,280         0.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          38,865,234
                                                                                        ------------
Services (15.6%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ............   BRZL                --             --         3.0
    TELEPHONE NETWORKS
    ADR{\/} ................................................   --              37,332      3,789,198          --
    Common .................................................   --          38,472,813      3,419,767          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ..........   MEX            122,827      5,312,268         2.2
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/ } ................................................   VENZ            85,004      3,718,925         1.5
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ..................................   SAFR                --             --         1.4
    RETAILERS-OTHER
    Common .................................................   --           1,646,589      2,481,865          --
    "N" ....................................................   --             719,798        987,665          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} ........   CHLE            84,227      2,337,299         1.0
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} .......................   PERU           100,740      1,989,615         0.8
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: .....................................   MEX                 --             --         0.6
    RETAILERS-OTHER
    "C" ....................................................   --             593,000      1,029,760          --
    "A" ....................................................   --             275,000        506,527          --
    "B" ....................................................   --              26,656         53,248          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ...............................................   BRZL         7,509,655      1,362,419         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ...................   ARG             42,183      1,186,397         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ....   BRZL         3,388,663        885,282         0.4
    TELEPHONE NETWORKS
  TelecomAsia Corp. - Foreign-/- ...........................   THAI         1,521,400        681,224         0.3
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ..............................   CHLE            36,543        676,046         0.3
    RETAILERS-FOOD
  PT Indosat ...............................................   INDO           264,500        598,625         0.3
    TELECOM - OTHER
  Danubius Hotel and Spa Rt.-/- ............................   HGRY            19,037        595,762         0.2
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Services (Continued)
  PT Citra Marga Nusaphala Persada .........................   INDO         2,073,000   $    591,873         0.2
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ...........................   IND             84,400        588,062         0.2
    TELECOM - OTHER
  Portugal Telecom S.A. - Registered .......................   PORT            13,630        559,388         0.2
    TELEPHONE NETWORKS
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ............................................   PORT            14,423        539,017         0.2
    RETAILERS-OTHER
  Migros Turk T.A.S. .......................................   TRKY           479,400        503,132         0.2
    RETAILERS-FOOD
  Investec-Consultoria Internacional S.A.-/- ...............   PORT            15,692        490,933         0.2
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ...........................................   ISRL           127,545        367,036         0.2
    RETAILERS-FOOD
  Advanced Info. Service - Foreign .........................   THAI            68,300        366,985         0.2
    WIRELESS COMMUNICATIONS
  Indian Hotels Co., Ltd. ..................................   IND                 --             --         0.1
    LEISURE & TOURISM
    GDR-/- {\/} ............................................   --              20,200        348,450          --
    Common .................................................   --               3,000         48,573          --
  Konsortium Perkapalan Bhd. ...............................   MAL            182,000        341,694         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} ......   PAK              3,700        299,700         0.1
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. ..............................   HK             924,000        286,882         0.1
    TRANSPORTATION - ROAD & RAIL
  Vimpel-Communications - ADR-/- {\/} ......................   RUS              8,500        278,375         0.1
    WIRELESS COMMUNICATIONS
  BEC World Public Co., Ltd. - Foreign .....................   THAI            53,000        276,866         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ...................   PORT             4,141        270,885         0.1
    RETAILERS-OTHER
  Himachal Futuristic Communications Ltd. ..................   IND            450,000        241,423         0.1
    TELECOM - OTHER
  PT Matahari Putra Prima ..................................   INDO         1,109,000        216,240         0.1
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          38,227,406
                                                                                        ------------
Materials/Basic Industry (15.5%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ...............   MEX          1,012,344      4,461,588         1.8
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ...........   SAFR         6,948,244      3,611,353         1.5
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ......................   EGPT           169,935      3,526,151         1.5
    CEMENT
  Sappi Ltd. ...............................................   SAFR           427,859      2,713,035         1.1
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ............................   EGPT           104,210      2,199,138         0.9
    CEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Ameriyah Cement Co.-/- ...................................   EGPT            84,386   $  2,134,469         0.9
    CEMENT
  Industrias Penoles S.A. (CP) .............................   MEX            452,187      1,800,625         0.7
    METALS - NON-FERROUS
  Torah Portland Cement Co.-/- .............................   EGPT            60,900      1,665,794         0.7
    CEMENT
  De Beers Centenary AG - Linked Unit ......................   SAFR            68,900      1,644,432         0.7
    MISC. MATERIALS & COMMODITIES
  Apasco S.A. ..............................................   MEX            254,481      1,554,315         0.6
    CEMENT
  North Cairo Flour Mills-/- ...............................   EGPT            30,170      1,313,282         0.5
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- .....................................   EGPT             8,500      1,162,750         0.5
    BUILDING MATERIALS & COMPONENTS
  Pannonplast Rt. ..........................................   HGRY            18,188        999,145         0.4
    MISC. MATERIALS & COMMODITIES
  Pohang Iron & Steel Co., Ltd.: ...........................   KOR                 --             --         0.5
    METALS - STEEL
    ADR{\/} ................................................   --              52,475        852,719          --
    Common .................................................   --               2,580        114,060          --
  Paints & Chemical Industry-/- ............................   EGPT            20,500        687,413         0.3
    CHEMICALS
  Grupo Industrial Minera Mexico "L" .......................   MEX            231,300        686,975         0.3
    METALS - NON-FERROUS
  Cimpor-Cimentos de Portugal, SGPS S.A. ...................   PORT            23,585        597,004         0.2
    CEMENT
  Cosco Pacific Ltd. .......................................   HK             462,000        537,904         0.2
    PAPER/PACKAGING
  Hindalco Industries Ltd. .................................   IND             19,350        505,218         0.2
    METALS - NON-FERROUS
  Siam Cement Co., Ltd. - Foreign ..........................   THAI            57,200        486,627         0.2
    CEMENT
  Israel Chemicals Ltd. ....................................   ISRL           386,976        485,117         0.2
    CHEMICALS
  Maanshan Iron and Steel Co. "H"+X+ .......................   CHNA         2,874,000        457,312         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ........   CHLE             8,500        440,938         0.2
    CHEMICALS
  PT Aneka Tambang-/- ......................................   INDO           940,000        366,574         0.2
    METALS - NON-FERROUS
  Dhan Fibres Ltd.-/- ......................................   PAK          4,273,000        325,286         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- .......................   TRKY         3,564,000        306,035         0.1
    GLASS
  HI Cement Corp. ..........................................   PHIL         3,197,000        291,464         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. ............................   PAK             85,412        269,787         0.1
    CHEMICALS
  Agros Holding S.A.-/- ....................................   POL             11,876        249,123         0.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Cahya Mata Sarawak Bhd. ..................................   MAL            229,000   $    222,878         0.1
    BUILDING MATERIALS & COMPONENTS
  Compania de Minas Buenaventura S.A. - ADR{\/} ............   PERU            11,800        211,663         0.1
    METALS - NON-FERROUS
  PT Indah Kiat Pulp & Paper Corp. Tbk .....................   INDO           517,000        198,015         0.1
    PAPER/PACKAGING
  Associated Cement Cos., Ltd. .............................   IND              5,086        163,542         0.1
    CEMENT
  Fauji Fertilizer Co., Ltd. ...............................   PAK             71,900        160,119         0.1
    MISC. MATERIALS & COMMODITIES
  Dewan Salman Fibre Ltd.-/- ...............................   PAK                  4              3          --
    CHEMICALS
                                                                                        ------------
                                                                                          37,401,853
                                                                                        ------------
Finance (15.1%)
  State Bank of India Ltd. .................................   IND            646,650      4,679,037         1.9
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ...................   BRZL       155,867,458      3,956,070         1.6
    BANKS-MONEY CENTER
  ABSA Group Ltd. ..........................................   SAFR           631,687      3,742,844         1.5
    BANKS-REGIONAL
  Egyptian American Bank SAE-/- ............................   EGPT            72,790      2,344,266         1.0
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} .................................................   CHLE           114,258      1,913,822         0.8
    INVESTMENT MANAGEMENT
  Malayan Banking Bhd. .....................................   MAL            401,800      1,556,990         0.6
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} .................................................   PAN             36,337      1,444,396         0.6
    OTHER FINANCIAL
  Global Menkul Degerler AS-/- .............................   TRKY        60,574,257      1,403,558         0.6
    SECURITIES BROKER
  Banco de A. Edwards - ADR{\/} ............................   CHLE            74,184      1,288,947         0.5
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} .................................   PERU            67,200      1,205,400         0.5
    BANKS-MONEY CENTER
  Aksigorta A.S. ...........................................   TRKY        14,655,000      1,138,555         0.5
    INSURANCE - MULTI-LINE
  Commercial International Bank ............................   EGPT                --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} .......................................   --              37,000        804,750          --
    Common .................................................   --              14,000        323,853          --
  Liberty Life Association of Africa Ltd. ..................   SAFR            36,900        920,582         0.4
    INSURANCE-LIFE
  Banco Frances del Rio de la Plata S.A. - ADR{\/} .........   ARG             34,978        861,333         0.4
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ..........................   TRKY         8,527,300        825,208         0.3
    BANKS-MONEY CENTER
  Kookmin Bank - GDR-/- {\/} ...............................   KOR            100,650        644,160         0.3
    BANKS-MONEY CENTER
  BPI-SGPS S.A. ............................................   PORT            27,269        613,475         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Finance (Continued)
  Thai Farmers Bank Public Co., Ltd. - Foreign .............   THAI           205,700   $    562,861         0.2
    BANKS-REGIONAL
  SM Prime Holdings, Inc. ..................................   PHIL         2,860,800        505,326         0.2
    REAL ESTATE
  Yapi ve Kredi Bankasi AS .................................   TRKY        16,419,347        501,299         0.2
    BANKS-REGIONAL
  C.G. Smith Ltd. ..........................................   SAFR           109,100        476,320         0.2
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ..............................................   SAFR            22,000        461,954         0.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd. .......................................   ISRL           191,250        452,638         0.2
    BANKS-REGIONAL
  Metroplex Bhd. ...........................................   MAL          1,242,000        432,779         0.2
    REAL ESTATE
  JSC Kazkommertsbank Co. - GDR-/- {\/} ....................   KAZ             19,530        410,130         0.2
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ...........................   PAK            379,600        388,174         0.2
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ...................................   ISRL           242,645        372,565         0.2
    BANKS-REGIONAL
  Turkiye Garanti Bankasi AS ...............................   TRKY         6,533,800        338,410         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. .........................................   POL              5,773        336,758         0.1
    BANKS-MONEY CENTER
  Belle Corp.-/- ...........................................   PHIL         3,542,000        322,917         0.1
    REAL ESTATE
  Ayala Land, Inc. "B" .....................................   PHIL           670,000        262,464         0.1
    REAL ESTATE
  Banco Santander Chile - ADR{\/} ..........................   CHLE            18,800        244,400         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ................   THAI           273,000        237,687         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. ........................   MAL             79,100        142,565         0.1
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign ..................   THAI            39,600        137,910         0.1
    BANKS-MONEY CENTER
  C & P Homes, Inc. ........................................   PHIL         1,487,000        112,266         0.1
    REAL ESTATE
  HDFC Bank Ltd. ...........................................   IND                500          1,118          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp.-/- .....................   IND                  5            422          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          36,368,209
                                                                                        ------------
Consumer Non-Durables (9.0%)
  South African Breweries Ltd. .............................   SAFR           158,112      4,207,554         1.7
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" .............   MEX            530,710      3,749,927         1.5
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Consumer Non-Durables (Continued)
  Gruma S.A. "B"-/- ........................................   MEX            678,283   $  2,664,393         1.1
    FOOD
  Eastern Tobacco Co.-/- ...................................   EGPT            99,245      2,488,422         1.0
    TOBACCO
  Companhia Cervejaria Brahma Preferred ....................   BRZL         3,909,129      2,446,752         1.0
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ....................................   SAFR           123,000      1,764,449         0.7
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} ......   EGPT            48,235      1,326,463         0.5
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ..................   CHLE            51,047      1,046,464         0.4
    BEVERAGES - NON-ALCOHOLIC
  San Miguel Corp. "B" .....................................   PHIL           877,800        987,838         0.4
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. ADR{\/} .................   CHLE            30,046        732,371         0.3
    BEVERAGES - ALCOHOLIC
  Graboplast Rt. (Australian Certificates) .................   HGRY            10,319        556,323         0.2
    OTHER CONSUMER GOODS
  Kuala Lumpur Kepong Bhd. .................................   MAL            108,000        259,537         0.1
    OTHER CONSUMER GOODS
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ................   POL              3,416        255,218         0.1
    BEVERAGES - ALCOHOLIC
  La Tondena Distillers, Inc. ..............................   PHIL           149,400         91,513          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          22,577,224
                                                                                        ------------
Technology (3.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ...........   TWN            695,564      8,503,270         3.5
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. .........................   ISRL             2,159        312,828         0.1
    SEMICONDUCTORS
  LG Information & Communication ...........................   KOR              1,956        112,470         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           8,928,568
                                                                                        ------------
Capital Goods (2.5%)
  New World Infrastructure Ltd.-/- .........................   HK             929,000      1,838,771         0.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings ......................   HK             586,000      1,516,171         0.6
    CONSTRUCTION
  United Engineers Ltd. ....................................   MAL            318,000        754,641         0.3
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} ..............................   RUS             48,200        650,700         0.3
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ..................................   KOR             86,000        501,667         0.2
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. .............................   POL             45,830        431,961         0.2
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} ..........................   ISRL             9,100        251,388         0.1
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Capital Goods (Continued)
  Sungmi Telecom Electronics Co. ...........................   KOR                189   $      9,247          --
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ..............................   IND              6,200            853          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           5,955,399
                                                                                        ------------
Consumer Durables (2.3%)
  Bajaj Auto Ltd. - GDR{\/} ................................   IND             81,000      1,441,800         0.6
    AUTO PARTS
  Arcelik AS ...............................................   TRKY         9,393,800      1,049,901         0.4
    APPLIANCES & HOUSEHOLD DURABLES
  Qingling Motors Co., Ltd.+X+ .............................   CHNA         1,475,000        963,616         0.4
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. ................   IND            107,410        941,208         0.4
    AUTOMOBILES
  Samsung Electronics Co.: .................................   KOR                 --             --         0.3
    CONSUMER ELECTRONICS
    Common .................................................   --              14,801        586,279          --
    144A GDR{.} -/- {\/} ...................................   --               8,200        166,050          --
  PT Astra International, Inc. .............................   INDO           592,000        441,114         0.2
    AUTOMOBILES
                                                                                        ------------
                                                                                           5,589,968
                                                                                        ------------
Health Care (1.8%)
  Ranbaxy Laboratories Ltd. ................................   IND             75,000      1,460,918         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ...................   HGRY            14,046      1,306,278         0.5
    PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd. ......................   ISRL            16,640        774,717         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ................................................   EGPT            10,000        723,529         0.3
    PHARMACEUTICALS
  PT Kalbe Farma ...........................................   INDO           524,000        321,114         0.1
    PHARMACEUTICALS
  Core Healthcare ..........................................   IND                 50             20          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           4,586,576
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $277,841,143) ...............                             243,493,543       100.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                        COUNTRY       RIGHTS        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ...........   INDO                --        123,565         0.1
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 ................................................   BRZL                --            224          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) .....................................                                 123,789         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                      COUNTRY      WARRANTS       (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ..............   PHIL           708,400   $        131          --
    OIL
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $277,841,143)  * ...................                             243,617,463       100.3
Other Assets and Liabilities ...............................                                (716,414)       (0.3)
                                                                                        ------------       -----

NET ASSETS .................................................                            $242,901,049       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        +X+  Denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $279,135,649 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,948,897
                 Unrealized depreciation:           (53,467,083)
                                                  -------------
                 Net unrealized depreciation:     $ (35,518,186)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.8                                   1.8
Brazil (BRZL/BRL) ....................   12.3                                  12.3
Chile (CHLE/CLP) .....................    6.4                                   6.4
China (CHNA/RMB) .....................    0.6                                   0.6
Egypt (EGPT/EGP) .....................    9.0                                   9.0
Hong Kong (HK/HKD) ...................    3.0                                   3.0
Hungary (HGRY/HUF) ...................    1.6                                   1.6
India (IND/INR) ......................    5.4                                   5.4
Indonesia (INDO/IDR) .................    3.7         0.1                       3.8
Ireland (IRE/IEP) ....................    0.6                                   0.6
Israel (ISRL/ILS) ....................    1.6                                   1.6
Kazakhstan (KAZ/KTS) .................    0.2                                   0.2
Korea (KOR/KRW) ......................    1.6                                   1.6
Malaysia (MAL/MYR) ...................    2.3                                   2.3
Mexico (MEX/MXN) .....................   10.7                                  10.7
Pakistan (PAK/PKR) ...................    1.2                                   1.2
Panama (PAN/PND) .....................    0.6                                   0.6
Peru (PERU/PES) ......................    1.4                                   1.4
Philippines (PHIL/PHP) ...............    1.3                                   1.3
Poland (POL/PLZ) .....................    0.5                                   0.5
Portugal (PORT/PTE) ..................    1.2                                   1.2
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    4.0                                   4.0
South Africa (SAFR/ZAR) ..............   15.4                                  15.4
Sri Lanka (SLNKA/LKR) ................    0.4                                   0.4
Taiwan (TWN/TWD) .....................    3.5                                   3.5
Thailand (THAI/THB) ..................    1.8                                   1.8
Turkey (TRKY/TRL) ....................    2.7                                   2.7
United Kingdom (UK/GBP) ..............    0.9                                   0.9
United States (US/USD) ...............                              (0.3)      (0.3)
Venezuela (VENZ/VEB) .................    2.9                                   2.9
Zimbabwe (ZBBW/ZWD) ..................    1.3                                   1.3
                                        ------      -----          -----      -----
Total  ...............................  100.2         0.1           (0.3)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $242,901,049.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $277,841,143) (Note 1)..........................  $243,617,463
  U.S. currency.................................................................  $  136,655
  Foreign currencies (cost $10,678,505).........................................  10,060,667   10,197,322
                                                                                  ----------
  Receivable for securities sold............................................................    7,396,760
  Receivable for Fund shares sold...........................................................    1,950,008
  Dividends receivable......................................................................      337,748
                                                                                              -----------
    Total assets............................................................................  263,499,301
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,193,150
  Payable for loan outstanding (Note 1).....................................................    6,184,000
  Payable for Fund shares repurchased.......................................................    1,396,848
  Payable for investment management and administration fees (Note 2)........................      246,040
  Payable for service and distribution expenses (Note 2)....................................      199,887
  Payable for printing and postage expenses.................................................      140,103
  Payable for transfer agent fees (Note 2)..................................................      104,492
  Payable for custodian fees (Note 1).......................................................       43,774
  Payable for professional fees.............................................................       42,768
  Payable for registration and filing fees..................................................       23,221
  Payable for fund accounting fees (Note 2).................................................        6,498
  Payable for Directors' fees and expenses (Note 2).........................................        4,348
  Other accrued expenses....................................................................       13,123
                                                                                              -----------
    Total liabilities.......................................................................   20,598,252
                                                                                              -----------
Net assets..................................................................................  $242,901,049
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($113,318,585 DIVIDED BY 9,291,855 shares
 outstanding)...............................................................................  $     12.20
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $12.20) *....................................  $     12.81
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($127,658,086 DIVIDED BY 10,694,937 shares
 outstanding)...............................................................................  $     11.94
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,924,378
 DIVIDED BY 156,831 shares outstanding).....................................................  $     12.27
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $289,238,339
  Accumulated net realized loss on investments and foreign currency transactions............  (11,492,948)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (620,662)
  Net unrealized depreciation of investments................................................  (34,223,680)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $242,901,049
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $260,697)..............................  $ 7,205,935
  Interest income...........................................................................    1,168,490
                                                                                              -----------
    Total investment income.................................................................    8,374,425
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,907,922
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   977,082
    Class B....................................................................    2,022,092    2,999,174
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,516,844
  Custodian fees (Note 1)...................................................................      349,533
  Printing and postage expenses.............................................................      237,674
  Registration and filing fees..............................................................      113,378
  Fund accounting fees (Note 2).............................................................      103,144
  Audit fees................................................................................       72,348
  Legal fees................................................................................       35,687
  Amortization of organization costs (Note 1)...............................................       16,342
  Directors' fees and expenses (Note 2).....................................................       13,636
  Other expenses (Note 1)...................................................................      385,661
                                                                                              -----------
    Total expenses before reductions........................................................    9,751,343
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (326,286)
                                                                                              -----------
    Total net expenses......................................................................    9,425,057
                                                                                              -----------
Net investment loss.........................................................................   (1,050,632)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   29,128,765
  Net realized loss on foreign currency transactions...........................   (3,014,870)
                                                                                 -----------
    Net realized gain during the year.......................................................   26,113,895
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (282,179)
  Net change in unrealized depreciation of investments.........................  (52,070,476)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (52,352,655)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (26,238,760)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(27,289,392)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL EMERGING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $   (1,050,632) $    2,628,437
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................      26,113,895      (5,528,958)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        (282,179)         31,246
  Net change in unrealized appreciation (depreciation) of investments......     (52,070,476)     22,530,391
                                                                             --------------  --------------
    Net increase (decrease) in net assets resulting from operations........     (27,289,392)     19,661,116
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................         (37,319)             --
  In excess of net investment income.......................................        (104,807)             --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................          (4,161)             --
  In excess of net investment income.......................................         (11,686)             --
                                                                             --------------  --------------
    Total distributions....................................................        (157,973)             --
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   1,140,272,411   1,443,673,824
  Decrease from capital shares repurchased.................................  (1,314,030,266) (1,499,221,358)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (173,757,855)    (55,547,534)
                                                                             --------------  --------------
Total decrease in net assets...............................................    (201,205,220)    (35,886,418)
Net assets:
  Beginning of year........................................................     444,106,269     479,992,687
                                                                             --------------  --------------
  End of year *............................................................  $  242,901,049  $  444,106,269
                                                                             --------------  --------------
                                                                             --------------  --------------
  * Includes undistributed net investment income of........................  $           --  $       41,480
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

                                      F15

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.26   $   13.85   $   18.81   $   14.42   $   11.10
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         --        0.11        0.13       (0.02)       0.02*
  Net realized and unrealized gain
   (loss) on investments................      (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)         --
  In excess of net investment income....      (0.01)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.20   $   14.26   $   13.85   $   18.81   $   14.42
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 113,319   $ 224,964   $ 252,457   $ 417,322   $ 187,808
Ratio of net investment income (loss) to
 average net assets.....................      (0.01)%      0.76%       0.89%      (0.11)%       0.1%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.10%       1.96%       2.12%       2.06%        2.4%*
  Without expense reductions............       2.18%       2.08%       2.14%        N/A         N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                        GT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B++
                                          -----------------------------------------------------------
                                                                                           APRIL 1,
                                                                                             1993
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.02   $   13.68   $   18.68   $   14.39    $   11.47
                                          ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)..........      (0.08)       0.04        0.06       (0.12)        0.00**
  Net realized and unrealized gain
   (loss) on investments................      (2.00)       0.30       (4.29)       4.67         2.92
                                          ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from
     investment operations..............      (2.08)       0.34       (4.23)       4.55         2.92
                                          ----------  ----------  ----------  ----------  -----------
Distributions to shareholders:
  From net investment income............         --          --          --          --           --
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)          --
  In excess of net investment income....         --          --          --          --           --
                                          ----------  ----------  ----------  ----------  -----------
    Total distributions.................         --          --       (0.77)      (0.26)          --
                                          ----------  ----------  ----------  ----------  -----------
Net asset value, end of period..........  $   11.94   $   14.02   $   13.68   $   18.68    $   14.39
                                          ----------  ----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  ----------  -----------

Total investment return (c).............     (14.91)%      2.49%     (23.37)%     31.77%        25.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,658   $ 216,004   $ 225,861   $ 291,289    $  32,318
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%      0.26%       0.39%      (0.61)%       (0.4)%**(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.60%       2.46%       2.62%       2.56%         2.9%**(a)
  Without expense reductions............       2.68%       2.58%       2.64%        N/A          N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%          99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A          N/A


                                                      ADVISOR CLASS+++
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)      1996 (D)        1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.38       $   13.88     $   14.71
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      0.05            0.18          0.08
  Net realized and unrealized gain
   (loss) on investments................     (2.05)           0.32         (0.91)
                                          -----------   -----------  -------------
    Net increase (decrease) from
     investment operations..............     (2.00)           0.50         (0.83)
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.03)             --            --
  From net realized gain on
   investments..........................        --              --            --
  In excess of net investment income....     (0.08)             --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.11)             --            --
                                          -----------   -----------  -------------
Net asset value, end of period..........   $ 12.27       $   14.38     $   13.88
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............    (14.05)%          3.60%        (5.71)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,924       $   3,139     $   1,675
Ratio of net investment income (loss) to
 average net assets.....................      0.49%           1.26%         1.39%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.60%           1.46%         1.62%(a)
  Without expense reductions............      1.68%           1.58%         1.64%(a)
Portfolio turnover rate++++.............       150%            104%          114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0015       $  0.0040           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

                                      F18

                        GT GLOBAL EMERGING MARKETS FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $17,629,705 were on loan to brokers. The loans were secured by cash collateral of $18,687,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1997, the Fund received fees of $186,729 which were used to reduce the Fund's custodian and administrative expenses.

                                      F19

                        GT GLOBAL EMERGING MARKETS FUND

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses were being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $6,184,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $9,375,490 with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $165,714, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $39,500 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $13,158 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $1,581,636. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F20

                        GT GLOBAL EMERGING MARKETS FUND

Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the period then ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $551,048,488 and $663,636,335 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F21

                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   57,294,454  $ 859,844,827   75,574,030  $1,106,260,084
Shares issued in connection with
  reinvestment of distributions.........        8,654        123,333           --             --
                                          -----------  -------------  -----------  -------------
                                           57,303,108    859,968,160   75,574,030  1,106,260,084
Shares repurchased......................  (63,783,507)  (962,241,730) (78,034,654) (1,146,692,253)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (6,480,399) $(102,273,570)  (2,460,624) $ (40,432,169)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   16,394,355  $ 245,887,976   22,439,885  $ 323,192,109
Shares repurchased......................  (21,109,926)  (316,251,415) (23,539,619)  (339,644,019)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (4,715,571) $ (70,363,439)  (1,099,734) $ (16,451,910)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    2,213,447  $  34,400,471      966,362  $  14,221,631
Shares issued in connection with
  reinvestment of distributions.........        1,106         15,804           --             --
                                          -----------  -------------  -----------  -------------
                                            2,214,553     34,416,275      966,362     14,221,631
Shares repurchased......................   (2,275,943)   (35,537,121)    (868,859)   (12,885,086)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (61,390) $  (1,120,846)      97,503  $   1,336,545
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $139,557 under these arrangements.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the period with companies that are or were affiliates are as follows:

                                                                                                        NET
                                        PURCHASES                                            SALES    REALIZED  DIVIDEND
                                           COST                                             PROCEEDS    GAIN     INCOME
------------------------------------------------------------------------------------------  --------  --------  --------
Sun Brewing Ltd. - 144A GDR...............................................................        --        --        --        --

                                      F22

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                           AIM EMERGING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



AIM INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



AIM EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



AIM DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers



/ / GLOBAL THEME FUNDS



AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



AIM GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



AIM GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



AIM GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



AIM GLOBAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



AIM GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



/ / REGIONALLY DIVERSIFIED FUNDS



AIM NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



AIM EUROPE GROWTH FUND


Focuses on investment opportunities in Europe



AIM LATIN AMERICAN GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



AIM SMALL CAP EQUITY FUND


Invests in equity securities of small U.S. companies



AIM MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.



AIM AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



AIM JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



AIM GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



AIM GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



AIM STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



AIM GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



AIM FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income



MONEY MARKET FUND



AIM DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital



[LOGO]NO DEALER, SALES REPRESENTATIVE OR  OTHER PERSON HAS BEEN AUTHORIZED  TO
  GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM EMERGING MARKETS FUND, AIM INVESTMENT FUND, INC., A I M ADVISERS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      EMESX703MC

                          AIM DEVELOPING MARKETS FUND:
                                 ADVISOR CLASS



                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Developing Markets Fund (the "Fund"). The Fund is a non-diversified series of AIM Investment Funds, Inc. (the "Company"), a registered open-end management investment company. On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      7
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     40
Financial Statements.....................................................................................................     42


                                     [LOGO]

                   Statement of Additional Information Page 1

                          AIM DEVELOPING MARKETS FUND

                           INVESTMENT OBJECTIVES AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The primary investment objective of the Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United States. In determining which countries constitute emerging markets, the Sub-adviser will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies in emerging markets for investment by the Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act"), from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the 1940 Act. These limitations currently provide

                   Statement of Additional Information Page 2

                          AIM DEVELOPING MARKETS FUND
that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue

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                          AIM DEVELOPING MARKETS FUND
to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. If the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


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The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

YANKEE BONDS
The Fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

TEMPORARY DEFENSIVE STRATEGIES
The Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The Fund may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-adviser to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

PREMIUM SECURITIES
The Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the

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                          AIM DEVELOPING MARKETS FUND
purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES
The Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS
The Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Objectives and Policies -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES
Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FLOATING AND VARIABLE RATE INCOME SECURITIES
Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

SWAPS, CAPS, FLOORS AND COLLARS
The Fund may enter into interest rate, currency and index swaps, and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for

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                          AIM DEVELOPING MARKETS FUND
managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other

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                          AIM DEVELOPING MARKETS FUND
    party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

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WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price any any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or

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                          AIM DEVELOPING MARKETS FUND
currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") Markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it

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receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of

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the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market

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risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a

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foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.


The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally

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consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not

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seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The
Sub-adviser monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

    RELIGIOUS AND ETHNIC STABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions, and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

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    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U. S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign

                  Statement of Additional Information Page 17

                          AIM DEVELOPING MARKETS FUND
securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations

                  Statement of Additional Information Page 18

                          AIM DEVELOPING MARKETS FUND

on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.


    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Fund.

Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

                  Statement of Additional Information Page 19

                          AIM DEVELOPING MARKETS FUND

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar rescheduling of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American

                  Statement of Additional Information Page 20

                          AIM DEVELOPING MARKETS FUND
countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. government. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

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                             INVESTMENT LIMITATIONS

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The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. As defined in the 1940 Act and as used in this Statement of Additional Information a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented and (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted the following fundamental investment limitations that may not be changed without approval of a majority of its outstanding voting securities.

The Fund may not:

        (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;


        (5) purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or


        (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy of the Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.

                  Statement of Additional Information Page 21

                          AIM DEVELOPING MARKETS FUND


In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), the Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Company's Board of Directors to the extent necessary to comply with changes to applicable tax requirements.



The following operating policy of the Fund is not a fundamental policy and may be changed by vote of the Company's Board of Directors without shareholder approval: The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


                  Statement of Additional Information Page 22

                          AIM DEVELOPING MARKETS FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

Consistent with the interests of the Fund, the Sub-adviser may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation

                  Statement of Additional Information Page 23

                          AIM DEVELOPING MARKETS FUND
of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or the Sub-adviser. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal  years ended December  31, 1997, 1996  and 1995, the  Predecessor
Fund   paid  aggregate  brokerage  commissions  of  $2,212,022,  $1,580,879  and
$1,311,090, respectively.

PORTFOLIO TRADING AND TURNOVER
The Fund engages in portfolio trading when the Sub-adviser has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended December 31, 1997 and 1996, the Predecessor Fund's portfolio turnover rates were 184% and 138%, respectively.

                  Statement of Additional Information Page 24

                          AIM DEVELOPING MARKETS FUND


                            DIRECTORS AND EXECUTIVE
                                    OFFICERS


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The Company's Directors and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Director, Chairman of the Board and      since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act, that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 25

                          AIM DEVELOPING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M
                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                     Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO
                                         Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.P. Canada
                                         Inc.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor Services, Inc. and
                                         G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and
                                         Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant Treasurer   Assistant Treasurer, Fund Management Company.


------------------

+  Mr. Arthur and Ms. Relihan are married to each other.


                  Statement of Additional Information Page 26

                          AIM DEVELOPING MARKETS FUND


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and Officers of the Company is also a Director or Trustee and officer of AIM Investment Portfolios, Inc., AIM Floating Rate Fund, AIM Growth Series, AIM Series Trust, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which are also registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. Each Director, Officer serves in total as a Director, Trustee Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Director, who is not a director, officer or employee of the Sub-adviser or any affiliated company, is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or other affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's series in the aggregate.


                  Statement of Additional Information Page 27

                          AIM DEVELOPING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the
Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Fund, the Company or each of AIM or the Sub-adviser may terminate the Management Contract without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Predecessor Fund to the Sub-adviser during the Predecessor Fund's last three fiscal years:


PERIOD                                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1997.........................................................................   $ 7,383,823
Fiscal year ended December 31, 1996........................................................................   $ 7,864,840
Fiscal year ended December 31, 1995........................................................................   $ 6,878,640


DISTRIBUTION SERVICES

The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Company and AIM Distributors without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser serves as the Fund's pricing and accounting agent.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 28

                          AIM DEVELOPING MARKETS FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, whcih are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Sub-adviser on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the

                  Statement of Additional Information Page 29

                          AIM DEVELOPING MARKETS FUND

NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Sub-adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase Advisor Class shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") AND OTHER TAX-DEFERRED PLANS

IRAs: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless you and your spouse's earnings exceed a certain level, you may also establish an "Education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

                  Statement of Additional Information Page 30

                          AIM DEVELOPING MARKETS FUND

SEP-IRAs: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirements plans.

EXCHANGES BETWEEN FUNDS

Advisor Class shares of the Fund may be exchanged for Advisor Class shares of the corresponding class of other AIM/GT Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective AIM/GT Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 31

                          AIM DEVELOPING MARKETS FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
To continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief

                  Statement of Additional Information Page 32

                          AIM DEVELOPING MARKETS FUND
Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis is each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a nonresident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for

                  Statement of Additional Information Page 33

                          AIM DEVELOPING MARKETS FUND
the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 34

                          AIM DEVELOPING MARKETS FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



NAME


Prior to May 29, 1998, the Fund operated under the name of GT Global Developing Markets Fund.


                  Statement of Additional Information Page 35

                          AIM DEVELOPING MARKETS FUND

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS

The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Advisor Class shares of the Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns of the Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as average annualized total returns, for the periods shown, were:

                                                                                   DEVELOPING      DEVELOPING
                                                                                  MARKETS FUND    MARKETS FUND
PERIOD                                                                             (CLASS A)     (ADVISOR CLASS)
--------------------------------------------------------------------------------  ------------   ---------------
Fiscal year ended Oct. 31, 1997.................................................     (9.61)%          (5.10)%
Jan. 11, 1994 (commencement of operations) through Oct. 31, 1997................     (2.47)%          (1.21)%

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Return of the Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994 (commencement of operations) through October 31, 1997 was (4.53)%.

OTHER INFORMATION REGARDING STANDARDIZED AND NON-STANDARDIZED RETURNS
The Standardized and Non-Standardized Return Data are based on the performance of the Predecessor Fund as a closed-end investment company. The Standardized Return Data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares which went into effect on November 1, 1997. Future performance of the Fund will be effected by expenses that it will incur as a series of an open-end investment company.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:

        (1) The Consumer Price Index, ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  Statement of Additional Information Page 36

                          AIM DEVELOPING MARKETS FUND

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") Morningstar, Inc, ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.


       (17) Various publications produced by ratings agencies such as Moody's Investors Service, Inc., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Fitch.


       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  Statement of Additional Information Page 37

                          AIM DEVELOPING MARKETS FUND

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers Inc., Lehman Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Dean Witter, Discover & Co., Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.


From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all AIM Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.


AIM Distributors believes the Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any AIM Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


AIM Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these


                  Statement of Additional Information Page 38

                          AIM DEVELOPING MARKETS FUND
capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund.

The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total return to those of a benchmark.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may describe in its sales material and advertisements how an investor may invest in AIM Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 39

                          AIM DEVELOPING MARKETS FUND

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the AIM/GT Funds' investment objectives will be achieved.


--------------------------------------------------------------------------------


                          DESCRIPTION OF DEBT RATINGS


--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well

                  Statement of Additional Information Page 40

                          AIM DEVELOPING MARKETS FUND
    safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In

                  Statement of Additional Information Page 41

                          AIM DEVELOPING MARKETS FUND
    the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Sub-adviser to be of comparable quality.

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                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements for the Fund as of October 31, 1997 and the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 42

                       GT GLOBAL DEVELOPING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GT Global Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of GT Global Developing Markets Fund (formerly G.T. Global Developing Markets Fund, Inc.), including the portfolio of investments, as of October 31, 1997, the related statement of operations for the ten months then ended and for the year ended December 31, 1996, the statements of changes in net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Developing Markets Fund as of October 31, 1997, the results of its operations for the ten months then ended and for the year ended December 31, 1996, the changes in its net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

                       GT GLOBAL DEVELOPING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (13.0%)
  LUKoil Holding - ADR{\/} ................................   RUS              97,586   $  8,172,833         1.8
    OIL
  Sasol Ltd. ..............................................   SAFR            537,556      6,481,964         1.4
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..........   BRZL         27,126,040      5,044,302         1.1
    OIL
  C.A. La Electricidad de Caracas .........................   VENZ          3,443,139      4,526,264         1.0
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) -
   ADR{\/} ................................................   BRZL             94,834      3,793,360         0.8
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         0.8
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} ...........................................   --              118,958      2,617,076          --
    Preferred .............................................   --            2,112,000        913,846          --
  Chilgener S.A. - ADR{\/} ................................   CHLE            124,972      3,374,244         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ..................................   CHLE             94,858      3,130,314         0.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} .........   CHLE            127,657      2,569,097         0.6
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ......................................   ARG              68,960      2,206,720         0.5
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ...................   PAK              70,300      2,196,875         0.5
    ENERGY SOURCES
  Light - Participacoes S.A. ..............................   BRZL          7,485,850      1,914,922         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ..................   BRZL          5,322,290      1,767,016         0.4
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} ............................   RUS             174,640      1,484,440         0.3
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ................................................   THAI            138,800      1,415,622         0.3
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ..........   RUS              40,700      1,271,875         0.3
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" .................................   PHIL            361,110      1,111,108         0.2
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. .............   IND             200,000      1,004,209         0.2
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ......   HGRY             43,600        942,850         0.2
    ENERGY SOURCES
  Mosenergo: ..............................................   RUS                  --             --         0.2
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --               10,964        460,488          --
    144A ADR{.} {\/} ......................................   --               10,000        420,000          --
  Korea Electric Power Corp. - ADR{\/} ....................   KOR              93,330        764,139         0.2
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .......   THAI            447,200        745,333         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. ......................................   ARG             100,460        629,257         0.1
    OIL

    The accompanying notes are an integral part of the financial statements.

                                       F2

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (Continued)
  Tenaga Nasional Bhd. ....................................   MAL             235,000   $    508,261         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. .............................................   KOR              10,980        148,688          --
    OIL
  Guangdong Electric Power Development Co., Ltd. "B"{*} ...   CHNA            201,000        113,371          --
    ENERGY SOURCES
                                                                                        ------------
                                                                                          59,728,474
                                                                                        ------------
Multi-Industry/Miscellaneous (11.6%)
  Barlow Ltd. .............................................   SAFR            657,524      6,629,920         1.4
    CONGLOMERATE
  PT Telekomunikasi Indonesia .............................   INDO          5,018,500      4,683,001         1.0
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. .........   SAFR            104,020      4,498,162         1.0
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX             567,700      3,610,164         0.8
    MULTI-INDUSTRY
  Delta Corporation Ltd. (subdivision)-/- .................   ZBBW          2,472,400      3,520,823         0.8
    MULTI-INDUSTRY
  ITC Ltd.: ...............................................   IND                  --             --         0.7
    MULTI-INDUSTRY
    Common ................................................   --              136,000      2,102,842          --
    GDR-/- {\/} ...........................................   --               44,370        811,971          --
  Billiton PLC-/- .........................................   SAFR            980,865      2,875,301         0.6
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ..........   UK              281,000      2,810,000         0.6
    COUNTRY FUNDS
  PT Gudang Garam .........................................   INDO            949,500      2,697,744         0.6
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. .........................   HK              870,000      2,386,028         0.5
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. .......................   HK              471,000      2,096,041         0.5
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .......................   MEX             263,477      2,044,708         0.4
    CONGLOMERATE
  Central Asia Regional Growth Fund-/- {\/} ...............   IRE             210,000      1,999,200         0.4
    COUNTRY FUNDS
  Malaysian Resources Corp., Bhd. .........................   MAL           2,396,000      1,425,077         0.3
    CONGLOMERATE
  Koc Holding AS ..........................................   TRKY          3,234,900      1,216,923         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ................   MEX             240,600      1,181,389         0.3
    MULTI-INDUSTRY
  NASR (El) City Company For Housing & Construction-/- ....   EGPT             17,005      1,175,296         0.3
    MISCELLANEOUS
  PT Bimantara Citra ......................................   INDO          1,219,000      1,120,529         0.2
    MULTI-INDUSTRY
  PT Hanjaya Mandala Sampoerna ............................   INDO            590,500      1,032,141         0.2
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                       F3

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd.: ...................................   ISRL                 --             --         0.2
    CONGLOMERATE
    ADR{\/} ...............................................   --               22,043   $    471,169          --
    Common ................................................   --                2,850        294,482          --
  Graboplast Rt. ..........................................   HGRY             13,452        725,231         0.2
    MISCELLANEOUS
  GT Taiwan Fund-/- +X+ {\/} ..............................   TWN              49,751        626,368         0.1
    COUNTRY FUNDS
  Quinenco S.A. - ADR-/- {\/} .............................   CHLE             32,400        473,850         0.1
    CONGLOMERATE
  Discount Investment Corp. ...............................   ISRL             11,613        316,356         0.1
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          52,824,716
                                                                                        ------------
Services (11.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ...........   BRZL                 --             --         2.3
    TELEPHONE NETWORKS
    ADR{\/} ...............................................   --               57,481      5,834,322          --
    Common ................................................   --           49,594,258      4,408,329          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} .........   MEX             176,363      7,627,700         1.7
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/ } .............................................   VENZ            114,579      5,012,831         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: .................................   SAFR                 --             --         0.8
    RETAILERS-OTHER
    Common ................................................   --            1,889,154      2,847,477          --
    "N" ...................................................   --              780,702      1,071,234          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .......   CHLE            128,402      3,563,156         0.8
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU            155,070      3,062,633         0.7
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ....................................   MEX                  --             --         0.3
    RETAILERS-OTHER
    "C" ...................................................   --              636,000      1,104,431          --
    "A" ...................................................   --              306,000        563,626          --
    "B" ...................................................   --               66,334        132,509          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ..............................................   BRZL          9,188,127      1,666,932         0.4
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ..........................   IND             233,600      1,627,623         0.4
    TELECOM - OTHER
  Telefonica de Argentina S.A. - ADR{\/} ..................   ARG              55,228      1,553,288         0.3
    TELEPHONE NETWORKS
  Indian Hotels Co., Ltd.: ................................   IND                  --             --         0.2
    LEISURE & TOURISM
    GDR-/- {\/} ...........................................   --               35,200        607,200          --
    Common ................................................   --               25,850        418,541          --
  Migros Turk T.A.S. ......................................   TRKY            848,300        890,294         0.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ......................   PORT             20,551        843,433         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                                       F4

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI          1,878,600   $    841,164         0.2
    TELEPHONE NETWORKS
  PT Citra Marga Nusaphala Persada ........................   INDO          2,847,000        812,862         0.2
    BUSINESS & PUBLIC SERVICES
  PT Indosat ..............................................   INDO            344,500        779,683         0.2
    TELECOM - OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE             40,666        752,321         0.2
    RETAILERS-FOOD
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ...........................................   PORT             18,602        695,194         0.2
    RETAILERS-OTHER
  Danubius Hotel and Spa Rt.-/- ...........................   HGRY             21,940        686,611         0.2
    LEISURE & TOURISM
  Konsortium Perkapalan Bhd. ..............................   MAL             267,000        501,277         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK               6,000        486,000         0.1
    TELEPHONE NETWORKS
  Advanced Info. Service - Foreign ........................   THAI             85,700        460,478         0.1
    WIRELESS COMMUNICATIONS
  Investec-Consultoria Internacional S.A.-/- ..............   PORT             14,612        457,144         0.1
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ..........................................   ISRL            154,231        443,830         0.1
    RETAILERS-FOOD
  BEC World Public Co., Ltd. - Foreign ....................   THAI             77,800        406,418         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ..................   PORT              3,854        252,110         0.1
    RETAILERS-OTHER
  Siam Makro Public Co., Ltd. - Foreign-/- ................   THAI            170,000        224,129          --
    RETAILERS-OTHER
  PT Matahari Putra Prima .................................   INDO          1,035,000        201,811          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ...   BRZL            495,118        129,349          --
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. .............................   HK              162,000         50,298          --
    TRANSPORTATION - ROAD & RAIL
                                                                                        ------------
                                                                                          51,016,238
                                                                                        ------------
Materials/Basic Industry (10.9%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX           1,389,779      6,125,014         1.3
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ..........   SAFR          9,521,806      4,948,964         1.1
    METALS - STEEL
  Sappi Ltd. ..............................................   SAFR            587,133      3,722,985         0.8
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ...........................   EGPT            166,230      3,507,942         0.8
    CEMENT
  Suez Cement Co. - Reg S GDR{c} {\/} .....................   EGPT            158,195      3,282,546         0.7
    CEMENT
  Apasco S.A. .............................................   MEX             428,533      2,617,387         0.6
    CEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F5

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  Industrias Penoles S.A. (CP) ............................   MEX             634,803   $  2,527,808         0.6
    METALS - NON-FERROUS
  Ameriyah Cement Co.-/- ..................................   EGPT             94,500      2,390,294         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{=} ..................   SAFR             78,000      1,861,622         0.4
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co.-/- ............................   EGPT             67,950      1,858,632         0.4
    CEMENT
  Hindalco Industries Ltd. ................................   IND              63,600      1,660,561         0.4
    METALS - NON-FERROUS
  Paints & Chemical Industry: .............................   EGPT                 --             --         0.3
    CHEMICALS
    Common-/- .............................................   --               31,400      1,052,916          --
    144A GDR{.} -/- {\/} ..................................   --               44,000        440,000          --
  Pohang Iron & Steel Co., Ltd. - ADR{\/} .................   KOR              88,870      1,444,138         0.3
    METALS - STEEL
  Turk Sise ve Cam Fabrikalari AS-/- ......................   TRKY         16,264,000      1,396,565         0.3
    GLASS
  North Cairo Flour Mills-/- ..............................   EGPT             32,010      1,393,376         0.3
    MISC. MATERIALS & COMMODITIES
  Pannonplast Rt. .........................................   HGRY             20,732      1,138,897         0.2
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- ....................................   EGPT              8,000      1,094,353         0.2
    BUILDING MATERIALS & COMPONENTS
  Grupo Industrial Minera Mexico "L" ......................   MEX             277,300        823,598         0.2
    METALS - NON-FERROUS
  Maanshan Iron and Steel Co. "H"{*} ......................   CHNA          4,939,000        785,895         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             12,200        632,875         0.1
    CHEMICALS
  Israel Chemicals Ltd. ...................................   ISRL            499,158        625,750         0.1
    CHEMICALS
  Cosco Pacific Ltd. ......................................   HK              516,000        600,776         0.1
    PAPER/PACKAGING
  Cimpor-Cimentos de Portugal, SGPS S.A. ..................   PORT             21,964        555,972         0.1
    CEMENT
  PT Aneka Tambang-/- .....................................   INDO          1,364,500        532,117         0.1
    METALS - NON-FERROUS
  Engro Chemicals Pakistan Ltd. ...........................   PAK             137,800        435,263         0.1
    CHEMICALS
  HI Cement Corp. .........................................   PHIL          3,961,000        361,117         0.1
    CEMENT
  Cahya Mata Sarawak Bhd. .................................   MAL             355,000        345,509         0.1
    BUILDING MATERIALS & COMPONENTS
  Siam Cement Co., Ltd. - Foreign .........................   THAI             39,800        338,597         0.1
    CEMENT
  Agros Holding S.A.-/- ...................................   POL              16,123        338,212         0.1
    MISC. MATERIALS & COMMODITIES
  Compania de Minas Buenaventura S.A. - ADR{\/} ...........   PERU             16,000        287,000         0.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                       F6

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  PT Indah Kiat Pulp & Paper Corp.Tbk .....................   INDO            709,000   $    271,553         0.1
    PAPER/PACKAGING
  Fauji Fertilizer Co., Ltd. ..............................   PAK             116,300        258,997         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          49,657,231
                                                                                        ------------
Finance (8.3%)
  ABSA Group Ltd. .........................................   SAFR            761,136      4,509,849         1.0
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ..................   BRZL        142,972,483      3,628,783         0.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.: ...............................   IND                  --             --         0.7
    BANKS-MONEY CENTER
    Common ................................................   --              267,000      1,931,961          --
    GDR{\/} ...............................................   --               71,640      1,318,176          --
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            142,366      2,384,631         0.5
    INVESTMENT MANAGEMENT
  Egyptian American Bank SAE-/- ...........................   EGPT             57,663      1,857,088         0.4
    BANKS-MONEY CENTER
  Commercial International Bank: ..........................   EGPT                 --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ......................................   --               58,000      1,261,500          --
    Common ................................................   --               23,940        553,789          --
  Banco de A. Edwards - ADR{\/} ...........................   CHLE            100,934      1,753,728         0.4
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ................................   PERU             94,800      1,700,475         0.4
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ............................   TRKY         69,103,256      1,601,182         0.4
    SECURITIES BROKER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              37,631      1,495,832         0.3
    OTHER FINANCIAL
  Turkiye Is Bankasi (Isbank) "C" .........................   TRKY         15,098,500      1,461,119         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ........   ARG              48,968      1,205,837         0.3
    BANKS-MONEY CENTER
  Aksigorta A.S. ..........................................   TRKY         15,080,000      1,171,573         0.3
    INSURANCE - MULTI-LINE
  Liberty Life Association of Africa Ltd. .................   SAFR             37,400        933,056         0.2
    INSURANCE-LIFE
  BPI-SGPS S.A. ...........................................   PORT             40,637        914,217         0.2
    BANKS-MONEY CENTER
  Yapi ve Kredi Bankasi AS ................................   TRKY         29,106,092        888,639         0.2
    BANKS-REGIONAL
  Kookmin Bank - GDR-/- {\/} ..............................   KOR             128,480        822,272         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. "B" ....................................   PHIL          1,723,800        675,278         0.1
    REAL ESTATE
  Bank Leumi Le - Israel ..................................   ISRL            406,668        624,411         0.1
    BANKS-REGIONAL
  Metroplex Bhd. ..........................................   MAL           1,751,000        610,141         0.1
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F7

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (Continued)
  Turkiye Garanti Bankasi AS ..............................   TRKY         11,565,600   $    599,025         0.1
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ......................................   ISRL            244,830        579,448         0.1
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ..........................   PAK             546,500        558,844         0.1
    BANKS-MONEY CENTER
  JSC Kazkommertsbank Co. - GDR-/- {\/} (.) ...............   KAZ              26,600        558,600         0.1
    BANKS-REGIONAL
  SM Prime Holdings, Inc. .................................   PHIL          2,664,600        470,670         0.1
    REAL ESTATE
  Thai Farmers Bank Public Co., Ltd. - Foreign ............   THAI            166,400        455,323         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. ........................................   POL               7,316        426,767         0.1
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} .........................   CHLE             28,100        365,300         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ...............   THAI            392,300        341,555         0.1
    REAL ESTATE
  Belle Corp.-/- ..........................................   PHIL          3,297,000        300,581         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. .......................   MAL             116,200        209,432          --
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign .................   THAI             56,400        196,418          --
    BANKS-MONEY CENTER
  C & P Homes, Inc. .......................................   PHIL          1,382,000        104,339          --
    REAL ESTATE
                                                                                        ------------
                                                                                          38,469,839
                                                                                        ------------
Consumer Non-Durables (6.5%)
  South African Breweries Ltd. ............................   SAFR            226,892      6,037,874         1.3
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" ............   MEX             738,356      5,217,126         1.1
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .......................................   MEX             883,073      3,468,838         0.8
    FOOD
  Companhia Cervejaria Brahma Preferred ...................   BRZL          4,662,721      2,918,430         0.6
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ...................................   SAFR            174,000      2,496,050         0.5
    FOOD
  Eastern Tobacco Co.-/- ..................................   EGPT             90,785      2,276,300         0.5
    TOBACCO
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} .....   EGPT             62,514      1,719,135         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A.: ..............................   CHLE                 --             --         0.4
    BEVERAGES - NON-ALCOHOLIC
    "B" ADR{\/} ...........................................   --               41,497        850,689          --
    "A" ADR{\/} ...........................................   --               34,400        825,600          --
  Hindustan Lever Ltd. ....................................   IND              40,650      1,438,245         0.3
    PERSONAL CARE/COSMETICS
  San Miguel Corp. "B" ....................................   PHIL            851,600        958,353         0.2
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F8

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Compania Cervecerias Unidas S.A. ADR{\/} ................   CHLE             36,800   $    897,000         0.2
    BEVERAGES - ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ...............   POL               4,461        333,293         0.1
    BEVERAGES - ALCOHOLIC
  Reliance Industries Ltd. - GDR-/- {\/} (.) ..............   IND              12,100        255,008         0.1
    TEXTILES & APPAREL
  Kuala Lumpur Kepong Bhd. ................................   MAL              60,000        144,187          --
    OTHER CONSUMER GOODS
  La Tondena Distillers, Inc. .............................   PHIL            137,900         84,469          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          29,920,597
                                                                                        ------------
Technology (2.3%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ..........   TWN             830,248     10,149,782         2.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ........................   ISRL              2,754        399,041         0.1
    SEMICONDUCTORS
  LG Information & Communication ..........................   KOR               2,728        156,860          --
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          10,705,683
                                                                                        ------------
Capital Goods (1.6%)
  New World Infrastructure Ltd.-/- ........................   HK            1,076,000      2,129,728         0.5
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .....................   HK              643,000      1,663,648         0.4
    CONSTRUCTION
  United Engineers Ltd. ...................................   MAL             428,000      1,015,680         0.2
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} .............................   RUS              68,712        927,612         0.2
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries .................................   KOR              99,000        577,500         0.1
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. ............................   POL              58,947        555,592         0.1
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} .........................   ISRL             16,200        447,525         0.1
    TELECOM EQUIPMENT
  Sungmi Telecom Electronics Co. ..........................   KOR                 184          8,999          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           7,326,284
                                                                                        ------------
Health Care (1.6%)
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ...............................................   EGPT             33,200      2,402,118         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ..................   HGRY             17,552      1,632,336         0.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. ...............................   IND              79,850      1,555,391         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .....................   ISRL             25,548      1,189,452         0.3
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                                       F9

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Health Care (Continued)
  PT Kalbe Farma - Foreign ................................   INDO            479,000   $    293,538         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           7,072,835
                                                                                        ------------
Consumer Durables (1.4%)
  Arcelik AS ..............................................   TRKY         12,233,800      1,367,315         0.3
    APPLIANCES & HOUSEHOLD
  Bajaj Auto Ltd. .........................................   IND              79,200      1,261,094         0.3
    AUTOMOBILES
  Qingling Motors Co., Ltd.{*} ............................   CHNA          1,671,000      1,091,662         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ..............   IND                  --             --         0.2
    AUTOMOBILES
    GDR{\/} ...............................................   --               48,000        499,200          --
    Common ................................................   --               25,000        219,069          --
  Samsung Electronics Co. - 144A GDR{.} -/- {\/} ..........   KOR              34,850        705,713         0.2
    CONSUMER ELECTRONICS
  PT Astra International, Inc. ............................   INDO            785,000        584,923         0.1
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ................................   IND              43,300        430,653         0.1
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,159,629
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $359,966,965) ..............                              312,881,526        68.5
                                                                                        ------------       -----

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (10.1%)
  Argentina (1.2%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ....................   USD           2,741,000      2,617,655         0.6
      Par Bond Series L, 5.5% due 3/31/23++ ...............   USD           2,690,000      1,830,881         0.4
      Global Bond, 11% due 10/9/06 ........................   USD             720,000        713,700         0.2
  Brazil (0.4%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ............................................   USD           3,020,000      1,996,975         0.4
  Bulgaria (2.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ ......................................   USD           9,017,000      4,914,265         1.1
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ ..............................................   USD           7,099,000      4,663,156         1.0
  Ecuador (0.4%)
    Republic of Ecuador, Discount Bond, 6.6875% due 2/28/25
     - Euro+ ..............................................   USD           2,845,000      1,998,613         0.4
  Mexico (2.2%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+ +/+ ...   USD           6,110,000      5,533,369         1.2
      Global Bond, 9.875% due 1/15/07 .....................   USD           1,615,000      1,633,169         0.4
      Global Bond, 11.375% due 9/15/16 ....................   USD           1,455,000      1,547,756         0.3
      Global Bond, 11.5% due 5/15/26 ......................   USD           1,421,000      1,534,680         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F10

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Panama (0.6%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ............................................   USD           3,536,000   $  2,486,250         0.6
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17++ .............................................   USD           2,533,000      1,443,810         0.3
  South Africa (0.8%)
    Republic of South Africa, 13% due 8/31/10{j} ..........   ZAR          20,173,000      3,807,589         0.8
  United States (1.6%)
    United States Treasury:
      6.375% due 8/15/27 ..................................   USD           4,032,000      4,149,180         0.9
      5.875% due 9/30/02 ..................................   USD           3,033,000      3,049,587         0.7
  Venezuela (0.5%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ...........................................   USD           2,543,000      2,128,173         0.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $49,316,056) .............................................                               46,048,808
                                                                                        ------------
Sovereign Debt (4.9%)
  Russia (4.9%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- {j} ...............................   USD          22,635,000     20,131,003         4.4
      Participation ** -/- ................................   DEM           4,186,000      2,227,112         0.5
                                                                                        ------------
Total Sovereign Debt (cost $12,006,889) ...................                               22,358,115
                                                                                        ------------
Corporate Bonds (3.2%)
  Argentina (0.5%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} .....   USD           1,193,000      1,109,490         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 ......   USD             661,000        654,390         0.2
  Brazil (0.2%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ......   USD           1,107,000      1,079,325         0.2
  China (0.6%)
    Panda Global Energy Co., 12.5% due 4/15/04{.} .........   USD           2,139,000      2,010,660         0.4
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .....   USD             960,000        876,000         0.2
  Dominican Republic (0.1%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} .............   USD             652,000        645,480         0.1
  Hong Kong (0.1%)
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} ..............................................   USD             700,000        652,750         0.1
  India (0.2%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} .........   USD           1,093,000        954,189         0.2
  Indonesia (0.1%)
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} ..............................................   USD             653,000        574,640         0.1

    The accompanying notes are an integral part of the financial statements.

                                      F11

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
  Mexico (0.8%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} ..........................   USD           2,104,000   $  1,930,420         0.4
      8.85% due 9/15/07 - 144A{.} .........................   USD           1,050,000      1,009,313         0.2
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} ..............................................   USD             996,000      1,088,130         0.2
  Russia (0.4%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ..............................................   USD             851,000      1,144,595         0.3
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ....   USD             555,000        488,400         0.1
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 .................................   ZAR           4,990,000        826,527         0.2
                                                                                        ------------
Total Corporate Bonds (cost $15,533,169) ..................                               15,044,309
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $76,856,114) .........                               83,451,232        18.2
                                                                                        ------------       -----


                                                                         UNDERLYING
                                                                           NOMINAL         VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $312,660) ..............................................   USD          17,370,000        126,732          --
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                       COUNTRY       RIGHTS         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ..........   INDO          2,070,000        115,320          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights,
   expire 11/12/97 ........................................   BRZL            257,975            234          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ....................................                                  115,554          --
                                                                                        ------------       -----

                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                     COUNTRY      WARRANTS        (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) .............   PHIL            659,400            122          --
                                                                                        ------------       -----
    OIL

    The accompanying notes are an integral part of the financial statements.

                                      F12

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-----------------------------------------------------------                             ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $34,850,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $45,720,975, including accrued interest).
   (cost $44,816,933)  ....................................                             $ 44,816,933         9.8
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $481,952,672)  * ..................                              441,392,099        96.5
Other Assets and Liabilities ..............................                               15,987,089         3.5
                                                                                        ------------       -----

NET ASSETS ................................................                             $457,379,188       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
         **  Underlying loan agreement currently in default.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Security denominated in Hong Kong Dollars.
        {=} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
        (.) Restricted securities: At October 31, 1997, the Fund owned the following restricted securities constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                 ACQUISITION                              MARKET VALUE
DESCRIPTION                         DATE        SHARES        COST          PER SHARE
------------------------------  -------------  ---------  -------------  ---------------
JSC Kazkommertsbank Co. -
 GDR..........................     7/15/97        26,600   $   500,080      $   21.00
Reliance Industries - GDR.....     5/20/94        12,100       223,850          21.08

          * For Federal income tax purposes, cost is $483,269,089 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,262,525
                 Unrealized depreciation:           (68,139,515)
                                                  -------------
                 Net unrealized depreciation:     $ (41,876,990)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F13

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.2         1.7                       2.9
Brazil (BRZL/BRL) ....................    7.6         0.6                       8.2
Bulgaria (BUL/LEV) ...................                2.1                       2.1
Chile (CHLE/CLP) .....................    4.8                                   4.8
China (CHNA/RMB) .....................    0.4         0.6                       1.0
Dominican Republic (DR/USD) ..........                0.1                       0.1
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.7                                   5.7
Hong Kong (HK/HKD) ...................    2.0         0.1                       2.1
Hungary (HGRY/HUF) ...................    1.2                                   1.2
India (IND/INR) ......................    3.8         0.2                       4.0
Indonesia (INDO/IDR) .................    2.9         0.1                       3.0
Ireland (IRE/IEP) ....................    0.4                                   0.4
Israel (ISRL/ILS) ....................    1.2                                   1.2
Kazakhstan (KAZ/KTS) .................    0.1                                   0.1
Korea (KOR/KRW) ......................    1.0                                   1.0
Malaysia (MAL/MYR) ...................    0.9                                   0.9
Mexico (MEX/MXN) .....................    8.1         3.0                      11.1
Pakistan (PAK/PKR) ...................    0.9                                   0.9
Panama (PAN/PND) .....................    0.3         0.6                       0.9
Peru (PERU/PES) ......................    1.2         0.3                       1.5
Philippines (PHIL/PHP) ...............    0.8                                   0.8
Poland (POL/PLZ) .....................    0.4                                   0.4
Portugal (PORT/PTE) ..................    0.9                                   0.9
Russia (RUS/SUR) .....................    2.8         5.3                       8.1
South Africa (SAFR/ZAR) ..............   10.5         1.0                      11.5
Taiwan (TWN/TWD) .....................    2.3                                   2.3
Thailand (THAI/THB) ..................    1.2                                   1.2
Turkey (TRKY/TRL) ....................    2.4                                   2.4
United Kingdom (UK/GBP) ..............    0.6                                   0.6
United States (US/USD) ...............                1.6           13.3       14.9
Venezuela (VENZ/VEB) .................    2.1         0.5                       2.6
Zimbabwe (ZBBW/ZWD) ..................    0.8                                   0.8
                                        ------      -----          -----      -----
Total  ...............................   68.5        18.2           13.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $457,379,188.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,681,647         1.84950  11/06/97   $  (113,656)
Indonesian Rupiahs......................     1,114,206      3610.00000  11/05/97        (6,173)
South African Rands.....................     3,338,977         5.04500   1/30/98       (73,645)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,941,356)...................     6,134,830                                (193,474)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.34%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $  (193,474)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F14

                       GT GLOBAL DEVELOPING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $481,952,672) (Note 1)..........................  $441,392,099
  U.S. currency.................................................................  $1,159,740
  Foreign currencies (cost $14,108,834).........................................  14,122,604   15,282,344
                                                                                  ----------
  Receivable for securities sold............................................................   13,029,046
  Interest receivable.......................................................................    1,251,368
  Dividends receivable......................................................................      366,109
  Unamortized organizational costs (Note 1).................................................       85,312
  Miscellaneous receivable..................................................................       11,894
                                                                                              -----------
    Total assets............................................................................  471,418,172
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,905,923
  Payable for investment management and administration fees (Note 2)........................      722,480
  Payable for open forward foreign currency contracts (Note 1)..............................      193,474
  Payable for professional fees.............................................................       39,732
  Payable for printing and postage expenses.................................................       37,656
  Payable for custodian fees................................................................       30,062
  Payable for Directors' fees and expenses (Note 2).........................................       15,494
  Payable for transfer agent fees (Note 2)..................................................        5,964
  Payable for fund accounting fees (Note 2).................................................        4,387
  Payable for registration and filing fees..................................................        2,127
  Other accrued expenses....................................................................       81,685
                                                                                              -----------
    Total liabilities.......................................................................   14,038,984
                                                                                              -----------
Net assets..................................................................................  $457,379,188
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value per share ($457,379,188 DIVIDED BY 36,416,667 shares outstanding)...........  $     12.56
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $545,103,263
  Undistributed net investment income.......................................................    8,645,635
  Accumulated net realized loss on investments and foreign currency transactions............  (55,602,092)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (207,045)
  Net unrealized depreciation of investments................................................  (40,560,573)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $457,379,188
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F15

                       GT GLOBAL DEVELOPING MARKETS FUND

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                               TEN MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                               OCTOBER 31,   DECEMBER 31,
                                                                                  1997           1996
                                                                              -------------  -------------
Investment income: (Note 1)
  Interest income...........................................................   $11,436,242    $20,641,051
  Dividend income (net of foreign withholding tax of $365,717 and $420,409,
   respectively)............................................................     5,481,523      7,351,830
  Other income..............................................................            --         74,487
                                                                              -------------  -------------
    Total investment income.................................................    16,917,765     28,067,368
                                                                              -------------  -------------
Expenses:
  Investment management fees (Note 2).......................................     6,274,911      6,673,159
  Administration fees (Note 2)..............................................     1,108,912      1,191,681
  Custodian fees (Note 1)...................................................       317,289        332,166
  Fund accounting fees (Note 2).............................................       108,484        119,321
  Professional fees.........................................................        92,091        101,382
  Printing and postage expenses.............................................        33,504         65,880
  Transfer agent fees (Note 2)..............................................        63,520        190,834
  Amortization of organization costs (Note 1)...............................        58,930         70,949
  Directors' fees and expenses (Note 2).....................................        25,536         38,064
  Registration and filing fees..............................................            --          3,000
  Other expenses............................................................       119,278         37,139
                                                                              -------------  -------------
    Total expenses before reductions........................................     8,202,455      8,823,575
      Expense reductions (Notes 1 & 5)......................................      (374,173)      (162,760)
                                                                              -------------  -------------
    Total net expenses......................................................     7,828,282      8,660,815
                                                                              -------------  -------------
Net investment income.......................................................     9,089,483     19,406,553
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
  Net realized gain on investments..........................................    46,804,651      1,845,666
  Net realized loss on foreign currency transactions........................    (1,151,351)      (900,512)
                                                                              -------------  -------------
    Net realized gain during the periods....................................    45,653,300        945,154
                                                                              -------------  -------------
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (297,303)        91,835
  Net change in unrealized appreciation (depreciation) of investments.......  (101,078,671)    78,628,364
                                                                              -------------  -------------
    Net unrealized appreciation (depreciation) during the periods...........  (101,375,974)    78,720,199
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................   (55,722,674)    79,665,353
                                                                              -------------  -------------
Net increase (decrease) in net assets resulting from operations.............   $(46,633,191)  $99,071,906
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F16

                       GT GLOBAL DEVELOPING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                    TEN MONTHS
                                                                       ENDED      YEAR ENDED DECEMBER 31,
                                                                    OCTOBER 31,   ------------------------
                                                                       1997          1996         1995
                                                                   -------------  -----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income..........................................   $ 9,089,483   $19,406,553  $26,375,900
  Net realized gain (loss) on investments and foreign currency
   transactions..................................................    45,653,300       945,154  (78,379,558)
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign currencies...      (297,303)       91,835       (3,021)
  Net change in unrealized appreciation (depreciation) of
   investments...................................................  (101,078,671)   78,628,364   47,401,359
                                                                   -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from
     operations..................................................   (46,633,191)   99,071,906   (4,605,320)
                                                                   -------------  -----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income.....................................            --   (17,407,047) (26,292,834)
                                                                   -------------  -----------  -----------
Capital share transactions: (Note 4)
  Adjustment to estimate of initial offering expenses............            --            --      373,757
                                                                   -------------  -----------  -----------
    Total increase (decrease) in net assets......................   (46,633,191)   81,664,859  (30,524,397)
Net assets:
  Beginning of period............................................   504,012,379   422,347,520  452,871,917
                                                                   -------------  -----------  -----------
  End of period *................................................   $457,379,188  $504,012,379 $422,347,520
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------
 * Includes undistributed net investment income (loss) of........   $ 8,645,635   $   363,782  $    (7,034)
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                       GT GLOBAL DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                               JANUARY 11, 1994
                                                                                (COMMENCEMENT
                                          TEN MONTHS         YEAR ENDED         OF OPERATIONS)
                                             ENDED          DECEMBER 31,              TO
                                          OCTOBER 31,  ----------------------    DECEMBER 31,
                                             1997         1996        1995           1994
                                          -----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   13.84   $   11.60   $   12.44      $   15.00
                                          -----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income.................        0.25        0.53        0.72           0.35
  Net realized and unrealized gain
   (loss) on investments................       (1.53)       2.19       (0.84)         (2.46)
                                          -----------  ----------  ----------  ----------------
    Net increase (decrease) from
     investment operations..............       (1.28)       2.72       (0.12)         (2.11)
                                          -----------  ----------  ----------  ----------------
Distributions to shareholders:
  From net investment income............          --       (0.48)      (0.72)         (0.35)
  From net realized gain on
   investments..........................          --          --          --          (0.10)
                                          -----------  ----------  ----------  ----------------
    Total distributions.................          --       (0.48)      (0.72)         (0.45)
                                          -----------  ----------  ----------  ----------------
Net asset value, end of period..........   $   12.56   $   13.84   $   11.60      $   12.44
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------
Market value, end of period.............   $   11.81   $   11.63   $    9.75      $    9.75
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------

Total investment return (based on market
 value).................................        1.62%(b)     24.18%      6.60%       (32.16)% (b)

Total investment return (based on net
 asset value)...........................       (9.25)%(b)     23.59%     (0.95)%       (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 457,379   $ 504,012   $ 422,348      $ 452,872
Ratio of net investment income to
 average net assets.....................        2.03%(a)      4.07%      6.33%         2.75 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.75%(a)      1.82%      1.77%         2.01 % (a)
  Without expense reductions............        1.83%(a)      1.85%      1.80%         2.01 % (a)
Portfolio turnover rate.................         184%(a)       138%        75%           56 %
Average commission rate per share paid
 on portfolio transactions..............   $  0.0023   $  0.0022         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
N/A  Not Applicable.

These financial highlights provide per share financial information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") for the periods shown. The fees and expenses of the Fund differ from those of the Predecessor Fund (See Note 2).

    The accompanying notes are an integral part of the financial statements.

                                      F18

                       GT GLOBAL DEVELOPING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange. As a result of the reorganization of the Predecessor Fund into the Fund, the Fund has a fiscal year end of October 31 to coincide with the fiscal years of the other series of the Company. Class A shares of the Fund issued in connection with the reorganization of the Predecessor Fund will be subject to a 2% redemption fee for redemptions until May 1, 1998. The financial statements presented are the financial statements for the Predecessor Fund.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

                                      F19

                       GT GLOBAL DEVELOPING MARKETS FUND

changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $29,571,465 were on loan to brokers. The loans were secured by cash collateral of $33,239,507 received by the Fund. For international

                                      F20

                       GT GLOBAL DEVELOPING MARKETS FUND

securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the period ended October 31, 1997, the Fund received securities lending income of $302,308 which was used to reduce the Fund's custodian fees and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On October 31, 1997, the Fund had no loans outstanding.

For the period ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $12,607,909, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the period ended October 31, 1997 was $24,241, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES

(A) PREDECESSOR FUND THROUGH OCTOBER 31, 1997
Chancellor LGT Asset Management, Inc. was the Predecessor Fund's investment manager and administrator. The Predecessor Fund paid the Manager investment management fees, which were computed weekly and paid monthly, at the annualized rate of 1.40% of the funds average weekly net assets. The Manager also acted as administrator of the Predecessor Fund and paid the Manager administration fees, which were computed and paid monthly, at an annualized rate of 0.25% of the Fund's average weekly net assets.

The Manager was the pricing and accounting agent for the Predecessor Fund. The monthly fee for these services to the Manager was a percentage, not to exceed 0.03% annually, of the Predecessor Fund's average daily net assets. The annual fee rate was derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of

                                      F21

                       GT GLOBAL DEVELOPING MARKETS FUND

$5 billion and allocating the result according to the Predecessor Fund's average daily net assets.

The Predecessor Fund paid each of its Directors who was not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

(B) THE FUND COMMENCING NOVEMBER 1, 1997
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $736,422,573 and $765,404,012, respectively. Purchases of U.S. government obligations by the Fund were $7,226,388 for the year. There were no sales of U.S. government obligations by the Fund for the year.

4. CAPITAL SHARES
At October 31, 1997, the Predecessor Fund was authorized to issue 100 million shares of capital stock, $0.001 par value, all of which was classified as Common Stock.

At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT

                                      F22

                       GT GLOBAL DEVELOPING MARKETS FUND

Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $71,865 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended October 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.7797 per share (representing an approximate total of $15,509,507). The total amount of taxes paid by the Fund to such countries was approximately $.0213 per share (representing an approximate total of $424,399).

                                      F23

                       GT GLOBAL DEVELOPING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                          AIM DEVELOPING MARKETS FUND


                                  AIM/GT FUNDS



  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE FUNDS LISTED BELOW, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


AIM NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six global theme funds



AIM WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


AIM INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


AIM EMERGING MARKETS FUND

Gives access to the growth potential of developing economies


AIM DEVELOPING MARKETS FUND

Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS


AIM GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services


AIM GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


AIM GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


AIM GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


AIM GLOBAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


AIM GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS


AIM NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


AIM EUROPE GROWTH FUND

Focuses on investment opportunities in Europe


AIM LATIN AMERICAN GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


AIM SMALL CAP EQUITY FUND

Invests in equity securities of small U.S. companies


AIM MID CAP GROWTH FUND

Concentrates on medium-sized companies in the U.S.


AIM AMERICA VALUE FUND

Concentrates on equity securities of large cap U.S. companies believed to be undervalued


AIM JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


AIM GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


AIM GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


AIM STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


AIM GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets


AIM FLOATING RATE FUND

Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND


AIM DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM INVESTMENT FUNDS, INC., AIM DEVELOPING MARKETS FUND, A I M ADVISORS, INC., INVESCO (NY), INC. OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   GROSX703   MC

                           AIM INVESTMENT FUNDS, INC.
                           PART C: OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- The following audited financial statements as of October 31, 1997, and for the fiscal year then ended, for Class A, Class B and Advisor Class shares of the AIM Global Income Funds (consisting of AIM Strategic Income Fund, AIM Global Government Income Fund and AIM Global High Income Fund), AIM Global Theme Funds (consisting of AIM Global Telecommunications Fund, AIM Global Health Care Fund, AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund and AIM Global Consumer Products and Services Fund), AIM Global Growth & Income Fund, AIM Developing Markets Fund, AIM Emerging Markets Fund and AIM Latin American Growth Fund, each a series of the Registrant, are included in the Funds' Statements of Additional Information and are filed herewith:



    --  Reports of Independent Accountants



    --  Portfolios of Investments



    --  Statements of Assets and Liabilities



    --  Statements of Operations



    --  Statements of Changes in Net Assets



    --  Financial Highlights



    --  Notes to Financial Statements


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)(a)     Registrant's Articles of Incorporation dated October 27,
                    1987 (1).
         (1)(b) Articles Supplementary to Registrant's Articles of Incorporation dated December 18, 1987 (1).
         (1)(c) Articles Supplementary to Registrant's Articles of Incorporation dated February 17, 1987 (1).
         (1)(d)     Articles of Amendment to Registrant's Articles of
                    Incorporation dated March 29, 1988 (1).
         (1)(e)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated April 27, 1989 (1).
         (1)(f)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated July 18, 1991 (1).
         (1)(g)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated July 31, 1991 (1).
         (1)(h)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated December 31, 1991 (1).
         (1)(i)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated March 11, 1992 (1).
         (1)(j)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated August 31, 1992 (1).
         (1)(k)     Articles of Amendment to Registrant's Articles of
                    Incorporation dated January 25, 1993 (1).
         (1)(l) Articles Supplementary to Registrant's Articles of Incorporation dated November 15, 1993 (1).

         (1)(m)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994 (1).
         (1)(n)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994 (1).
         (1)(o)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated September 23, 1994 (1).
         (1)(p)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 30, 1995 (7).
         (1)(q)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated October 24, 1997 (2).
         (2)        Registrant's By-Laws (1).
         (3)        Not applicable.
         (4) Instruments defining the rights of holders of Registrant's shares of common stock (6).
         (5)(a)     Form of Investment Management and Administration Contract --
                    Filed herewith.
         (5)(b)     Form of Investment Sub-Advisory and Sub-Administration
                    Contract -- Filed herewith.
         (6)(a) Form of Distribution Agreement with respect to Class A shares -- Filed herewith.
         (6)(b) Form of Distribution Agreement with respect to Class B shares -- Filed herewith.
         (6)(c) Form of Distribution Agreement with respect to Advisor Class shares -- Filed herewith.
         (7)        Not applicable.
         (8) Custodian Agreement between Registrant and State Street Bank and Trust Company (1).
         (9)(a)     Transfer Agency Contract (1).
         (9)(b)     Fund Accounting and Pricing Agent Agreement (4).
         (9)(c)     Other material contracts:



                  (i) Form of Selected Dealer Agreement -- Filed herewith.



                  (ii) Form of Bank Sales Contract -- Filed herewith.



                 (iii) Form of Shareholder Service Agreement -- Filed herewith.



                 (iv) Form of Bank Shareholder Service Agreement -- Filed
                      herewith.



                  (v) Form of Service Agreement for Bank Trust Department and
                      for Broker -- To be Filed.



                 (vi) Form of Administration Agreement -- Filed herewith.



                 (vii) Form of Sub-Administration Agreement -- Filed herewith.



        (10)(a) Opinion and Consent of Counsel relating to AIM Global Government Income Fund and AIM Strategic Income Fund (1).
        (10)(b) Opinion and Consent of Counsel relating to AIM Global Health Care Fund (1).
        (10)(c) Opinion and Consent of Counsel relating to AIM Global Growth & Income Fund (1).
        (10)(d) Opinion and Consent of Counsel relating to AIM Global Latin American Growth Fund and AIM Global Small Companies Fund
                    (1).
        (10)(e) Opinion and Consent of Counsel relating to AIM Global Telecommunications Fund and AIM Global Financial Services Fund (1).

        (10)(f)     Opinion and Consent of Counsel relating to AIM Emerging
                    Markets Fund (1).
        (10)(g)     Opinion and Consent of Counsel relating to AIM Global High
                    Income Fund (1).
        (10)(h)     Opinion and Consent of Counsel relating to AIM Global
                    Infrastructure Fund and AIM Global Resources Fund (1).
        (10)(i)     Opinion and Consent of Counsel relating to AIM Global
                    Consumer Products and Services Fund and AIM Global Financial
                    Services Fund (1).
        (10)(j)     Opinion and Consent of Counsel relating to AIM Developing
                    Markets Fund (2).
        (11)        Consents  of   Coopers   &   Lybrand   L.L.P.,   Independent
                    Accountants, relating to:



                  (i) AIM Global Consumer Products and Services Fund, AIM Global
                      Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund -- Filed herewith.



                  (ii) AIM Global Government Income Fund, AIM Strategic Income
                       Fund and AIM Global High Income Fund -- Filed herewith.



                 (iii) AIM Global Growth & Income Fund -- Filed herewith.



                 (iv) AIM Latin American Growth Fund and AIM Emerging Markets
                      Fund -- Filed herewith.



                  (v) AIM Developing Markets Fund -- Filed herewith.



        (12)        Not applicable.
        (13)        Not applicable.
        (14)(a)     IRA Application -- Filed herewith.
        (14)(b)     SEP and SARSEP IRA Adoption Agreement -- Filed herewith.
        (14)(c) Profit Sharing/Money Purchase Pension Plan -- Filed herewith.
        (14)(d)     403(b) Plan -- Filed herewith.
        (14)(e)     SIMPLE IRA Application -- Filed herewith.
        (14)(f)     Roth IRA Application -- Filed herewith.
        (15)(a) Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares -- Filed herewith.
        (15)(b) Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares -- Filed herewith.
        (16) Schedules of Computation of Performance Data relating to the Class A, Class B and Advisor Class shares of:




                  (i) AIM Global Government Income Fund (5).



                  (ii) AIM Strategic Income Fund (5).



                 (iii) AIM Global Health Care Fund (5).



                 (iv) AIM Global Growth & Income Fund -- Filed herewith.



                  (v) AIM Latin American Growth Fund (5).



                 (vi) AIM Global Telecommunications Fund (5).



                 (vii) AIM Emerging Markets Fund (5).



                (viii) AIM Global High Income Fund (5).



                 (ix) AIM Global Financial Services Fund (5).



                  (x) AIM Global Infrastructure Fund (5).



                 (xi) AIM Global Resources Fund (5).



                 (xii) AIM Global Consumer Products and Services Fund (5).



                (xiii) AIM Developing Markets Fund (2).



        (17)        Financial Data Schedules (4).

        (18)        Multiple Class Plan adopted pursuant to Rule 18f-3 -- To be
                    Filed.

Other Exhibits:
        (a)         Power of Attorney for Helge K. Lee and Michael A. Silver for
                    AIM Investment Funds, Inc. (2).
        (b)         Power of Attorney for Helge K. Lee and Michael A. Silver for
                    Global Investment Portfolio (a New York common law trust)
                    (3).
        (c)         Power of Attorney for Helge K. Lee and Michael A. Silver for
                    Global High Income Portfolio (a New York common law trust)
                    (3).
        (d)         Power of Attorney for Helge K. Lee and Michael A. Silver for
                    Global Investment Portfolio (a Delaware business trust) --
                    Filed herewith.
        (e)         Power of Attorney for Helge K. Lee and Michael A. Silver for
                    Global High Income Portfolio (a Delaware business trust) --
                    Filed herewith.


------------------------

(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on December 30, 1996.



(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on October 30, 1997.



(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed on December 24, 1997.



(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on January 30, 1998.



(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on February 28, 1996.



(6) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on February 26, 1997.



(7) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on June 30, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF MAY 7, 1998.



                                                                                                  NUMBER OF RECORD
TITLE OF CLASS                                                                                        HOLDERS
------------------------------------------------------------------------------------------------  ----------------
   Capital Stock, $0.01 par value, of:
      AIM Global Growth & Income Fund Class A...................................................         20,064
      AIM Global Growth & Income Fund Class B...................................................         31,652
      AIM Global Growth & Income Fund Advisor Class.............................................            363
      AIM Strategic Income Fund Class A.........................................................          9,390
      AIM Strategic Income Fund Class B.........................................................         17,184
      AIM Strategic Income Fund Advisor Class...................................................             89
      AIM Global Government Income Fund Class A.................................................         10,304
      AIM Global Government Income Fund Class B.................................................          6,811
      AIM Global Government Income Fund Advisor Class...........................................             41
      AIM Global High Income Fund Class A.......................................................          8,062
      AIM Global High Income Fund Class B.......................................................         12,605
      AIM Global High Income Fund Advisor Class.................................................            289
      AIM Global Health Care Fund Class A.......................................................         34,047

                                                                                                  NUMBER OF RECORD
TITLE OF CLASS                                                                                        HOLDERS
------------------------------------------------------------------------------------------------  ----------------
      AIM Global Health Care Fund Class B.......................................................         11,738
      AIM Global Health Care Fund Advisor Class.................................................            174
      AIM Latin American Growth Fund Class A....................................................         18,144
      AIM Latin American Growth Fund Class B....................................................         15,388
      AIM Latin American Growth Fund Advisor Class..............................................            186
      AIM Global Telecommunications Fund Class A................................................         84,748
      AIM Global Telecommunications Fund Class B................................................         78,836
      AIM Global Telecommunications Fund Advisor Class..........................................            228
      AIM Global Financial Services Fund Class A................................................          3,907
      AIM Global Financial Services Fund Class B................................................          5,452
      AIM Global Financial Services Fund Advisor Class..........................................            140
      AIM Global Infrastructure Fund Class A....................................................          4,661
      AIM Global Infrastructure Fund Class B....................................................          5,952
      AIM Global Infrastructure Fund Advisor Class..............................................            107
      AIM Global Resources Fund Class A.........................................................          5,659
      AIM Global Resources Fund Class B.........................................................          7,058
      AIM Global Resources Fund Advisor Class...................................................            189
      AIM Emerging Markets Fund Class A.........................................................         18,362
      AIM Emerging Markets Fund Class B.........................................................         20,470
      AIM Emerging Markets Fund Advisor Class...................................................            227
      AIM Global Consumer Products and Services Fund Class A....................................          7,675
      AIM Global Consumer Products and Services Fund Class B....................................          9,675
      AIM Global Consumer Products and Services Fund Advisor Class..............................            251
      AIM Developing Markets Fund Class A.......................................................         19,010
      AIM Developing Markets Fund Class B.......................................................             19
      AIM Developing Markets Fund Advisor Class.................................................             18



ITEM 27. INDEMNIFICATION



    Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Registrant.



    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.



ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER



    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Directors and Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.


ITEM 29. PRINCIPAL UNDERWRITERS


    (a) A  I M  Distributors, Inc.  is also  the principal  underwriter for  the following other investment companies: AIM Advisor Funds, Inc. (which includes five funds: AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor Multiflex Fund and AIM Advisor Real Estate Fund); AIM Equity Funds, Inc. (which includes six funds: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund); AIM Funds Group (which includes nine funds: AIM Balanced Fund, AIM Global Utilities Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM
Municipal Bond Fund, AIM Select Growth Fund and AIM Value Fund); AIM International Funds, Inc. (which includes six funds: AIM Asian Growth Fund, AIM European Development Fund, AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund); AIM Investment Securities Funds (which includes one fund: AIM Limited Maturity Treasury Fund); AIM Summit Fund, Inc.; AIM Tax-Exempt Funds, Inc. (which includes four funds:
AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund); AIM Variable Insurance Funds, Inc. (which includes thirteen funds: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth and Income Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund, and AIM V.I. Value Fund); AIM Growth Series (which includes eight funds: AIM America Value Fund, AIM Small Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Europe Growth Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM New Pacific Growth Fund and AIM Worldwide Growth Fund); AIM Investment Portfolios, Inc. (which includes one fund: AIM Dollar Fund); AIM Series Trust (which includes one fund: AIM New Dimension Fund); GT Global Variable Investment Series (which includes five funds: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund); GT Global Variable Investment Trust (which includes nine funds: GT Global Variable Latin America Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund); and GT Global Floating Rate Fund, Inc.



    (b) Directors and Officers of A I M Distributors, Inc.



    The business address of each person listed is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.



NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
Charles T. Bauer                        Chairman of the Board of Directors

Michael J. Cemo                         President & Director

Gary T. Crum                            Director

Robert H. Graham                        Senior Vice President & Director

William G. Littlepage                   Senior Vice President & Director

NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
John J. Caldwell                        Senior Vice President

Marilyn M. Miller                       Senior Vice President

James L. Salners                        Senior Vice President

Gordon J. Sprague                       Senior Vice President

Michael C. Vessels                      Senior Vice President

B.J. Thompson                           First Vice President

James R. Anderson                       Vice President

John J. Arthur                          Vice President & Treasurer

Mary K. Coleman                         Vice President

Melville B. Cox                         Vice President & Chief Compliance Officer

Charles R. Dewey                        Vice President

Sidney M. Dilgren                       Vice President

Tony D. Green                           Vice President

William H. Kleh                         Vice President

Ofelia M. Mayo                          Vice President, General Counsel & Assistant Secretary

Terri L. Ransdell                       Vice President

Carol F. Relihan                        Vice President

Kamala C. Sachidanandan                 Vice President

Frank V. Serebrin                       Vice President

Christopher T. Simutis                  Vice President

Robert D. Van Sant, Jr.                 Vice President

Gary K. Wendler                         Vice President

David E. Hessel                         Assistant Vice President, Assistant Treasurer & Controller

Kathleen J. Pflueger                    Secretary

Luke P. Beausoleil                      Assistant Vice President

Tisha B. Christopher                    Assistant Vice President

Glenda A. Dayton                        Assistant Vice President

NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
Kathleen M. Douglas                     Assistant Vice President

Terri N. Fiedler                        Assistant Vice President

Mary E. Gentempo                        Assistant Vice President

Jeffrey L. Horne                        Assistant Vice President

Melissa E. Hudson                       Assistant Vice President

Jodie L. Johnson                        Assistant Vice President

Kathryn A. Jordan                       Assistant Vice President

Wayne W. LaPlante                       Assistant Vice President

Kim T. Lankford                         Assistant Vice President

Ivy B. McLemore                         Assistant Vice President

David B. O'Neil                         Assistant Vice President

Patricia M. Shyman                      Assistant Vice President

Nicholas D. White                       Assistant Vice President

Norman W. Woodson                       Assistant Vice President

Nancy L. Martin                         Assistant General Counsel & Assistant Secretary

Samuel D. Sirko                         Assistant General Counsel & Assistant Secretary

Stephen I. Winer                        Assistant Secretary


    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, CA 94111.


    Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA, 94596, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    None.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and State of California, on the 28th day of May, 1998.



                                          AIM INVESTMENT FUNDS, INC.



                                          By:  William J. Guilfoyle*
                                               President



    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of May, 1998.



William J. Guilfoyle*                     President, Director and
                                          Chairman of the Board
                                          (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                 Vice President and Principal
----------------------------------------  Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                        Director

Arthur C. Patterson*                      Director

Frank S. Bayley*                          Director

Ruth H. Quigley*                          Director

Robert G. Wade, Jr.*                      Director




*By:   /s/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES



    Global Investment Portfolio, a Delaware business trust, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of May, 1998.



                                          GLOBAL INVESTMENT PORTFOLIO



                                          By:  William J. Guilfoyle*
                                               President



    This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of May, 1998.



William J. Guilfoyle*                     President, Trustee and
                                          Chairman of the Board
                                          (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                 Vice President and Principal
----------------------------------------  Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee




*By:   /s/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith

                                   SIGNATURES



    Global Investment Portfolio, a New York common law trust, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of May, 1998.



                                          GLOBAL INVESTMENT PORTFOLIO



                                          By:  William J. Guilfoyle*
                                               President



    This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of May, 1998.



William J. Guilfoyle*                     President, Trustee and
                                          Chairman of the Board
                                          (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                 Vice President and Principal
----------------------------------------  Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee

Robert G. Wade, Jr.*                      Trustee




*By:   /s/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES



    Global High Income Portfolio, a Delaware business trust, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of May, 1998.



                                          GLOBAL HIGH INCOME PORTFOLIO



                                          By:  William J. Guilfoyle*
                                               President



    This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of May, 1998.



William J. Guilfoyle*                     President, Trustee and
                                          Chairman of the Board
                                          (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                 Vice President and Principal
----------------------------------------  Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee




*By:   /s/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith

                                   SIGNATURES



    Global High Income Portfolio, New York common law trust, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of May, 1998.



                                          GLOBAL HIGH INCOME PORTFOLIO



                                          By:  William J. Guilfoyle*
                                               President



    This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of May, 1998.



William J. Guilfoyle*                     President, Trustee and
                                          Chairman of the Board
                                          (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                 Vice President and Principal
----------------------------------------  Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee

Robert G. Wade, Jr.*                      Trustee




*By:   /s/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                               POWER OF ATTORNEY



    Each person whose signature appears below hereby constitutes and appoints Helge K. Lee and Michael A. Silver, and each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign the Registration Statement and any and all Amendments to the Registration Statement (including Post-Effective Amendments), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



                          GLOBAL INVESTMENT PORTFOLIO



  /s/  WILLIAM J. GUILFOYLE               Trustee, Chairman of the
----------------------------------------  Board and President                     May 7, 1998
William J. Guilfoyle

  /s/  C. DEREK ANDERSON
----------------------------------------  Trustee                                 May 7, 1998
C. Derek Anderson

  /s/  FRANK S. BAYLEY
----------------------------------------  Trustee                                 May 7, 1998
Frank S. Bayley

  /s/  ARTHUR C. PATTERSON
----------------------------------------  Trustee                                 May 7, 1998
Arthur C. Patterson

  /s/  RUTH H. QUIGLEY
----------------------------------------  Trustee                                 May 7, 1998
Ruth H. Quigley

                               POWER OF ATTORNEY



    Each person whose signature appears below hereby constitutes and appoints Helge K. Lee and Michael A. Silver, and each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign the Registration Statement and any and all Amendments to the Registration Statement (including Post-Effective Amendments), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



                          GLOBAL HIGH INCOME PORTFOLIO



  /s/  WILLIAM J. GUILFOYLE               Trustee, Chairman of the
----------------------------------------  Board and President                     May 7, 1998
William J. Guilfoyle

  /s/  C. DEREK ANDERSON
----------------------------------------  Trustee                                 May 7, 1998
C. Derek Anderson

  /s/  FRANK S. BAYLEY
----------------------------------------  Trustee                                 May 7, 1998
Frank S. Bayley

  /s/  ARTHUR C. PATTERSON
----------------------------------------  Trustee                                 May 7, 1998
Arthur C. Patterson

  /s/  RUTH H. QUIGLEY
----------------------------------------  Trustee                                 May 7, 1998
Ruth H. Quigley